Registration Nos. 033-05646/811-4519

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   /X/

 Post-Effective Amendment No. 36     /X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

 Amendment No. 37      /X/

T. ROWE PRICE CAPITAL APPRECIATION FUND

Exact Name of Registrant as Specified in Charter

100 East Pratt Street, Baltimore, Maryland 21202
Address of Principal Executive Offices

410-345-2000
Registrant’s Telephone Number, Including Area Code

David Oestreicher

100 East Pratt Street, Baltimore, Maryland 21202
Name and Address of Agent for Service

Approximate Date of Proposed Public Offering May 1, 2014

 It is proposed that this filing will become effective (check appropriate box):

// Immediately upon filing pursuant to paragraph (b)

/X / On May 1, 2014 pursuant to paragraph (b)

// 60 days after filing pursuant to paragraph (a)(1)

// On (date) pursuant to paragraph (a)(1)

// 75 days after filing pursuant to paragraph (a)(2)

// On (date) pursuant to paragraph (a)(2) of Rule 485

 If appropriate, check the following box:

// This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS
PRWCX

May 1, 2014

T. Rowe Price Capital Appreciation Fund
A relatively conservative stock fund seeking long-term capital appreciation through common stocks as well as fixed income securities.
The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

1	Summary

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the Federal Deposit Insurance Corporation, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

Capital Appreciation Fund 1
2	Information About Accounts in T. Rowe Price Funds
Pricing Shares and Receiving Sale Proceeds 7 Useful Information on Distributions and Taxes 12 Transaction Procedures and Special Requirements 19 Account Service Fee 23
3	More About the Fund
Organization and Management 24 More Information About the Fund and Its Investment Risks 26 Investment Policies and Practices 30 Disclosure of Fund Portfolio Information 38 Financial Highlights 38
4	Investing With T. Rowe Price

Account Requirements and Transaction Information 41

Opening a New Account 42

Purchasing Additional Shares 45

Exchanging and Redeeming Shares 46

Rights Reserved by the Funds 48

Information About Your Services 49

T. Rowe Price Brokerage 52

Investment Information 52

T. Rowe Price Privacy Policy 54

SUMMARY

Investment Objective

The fund seeks long-term capital appreciation by investing primarily in common stocks. It may also hold fixed income and other securities to help preserve principal value.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Fees and Expenses of the Fund

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	NONE

Maximum deferred sales charge (load)	NONE

Redemption fee	NONE

Maximum account fee	$20[a]
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.60%

Distribution and service (12b-1) fees	0.00%

Other expenses	0.11%

Total annual fund operating expenses	0.71%

a Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$73	$227	$395	$883

Portfolio Turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the

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most recent fiscal year, the fund’s portfolio turnover rate was 57.1% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies The fund will normally invest at least 50% of its total assets in the common stocks of established U.S. companies that we believe have above-average potential for capital growth. The remaining assets are generally invested in convertible securities, corporate and government debt (including mortgage- and asset-backed securities), bank loans (which represent an interest in amounts owed by a borrower to a syndicate of lenders), and foreign securities, in keeping with the fund’s objective. The fund may invest up to 25% of its total assets in foreign securities.

The fund’s investments in common stocks generally fall into one of two categories: the larger category comprises long-term core holdings whose prices when we buy them are considered low in terms of company assets, earnings, or other factors; the smaller category comprises opportunistic investments whose prices we expect to rise in the short term but not necessarily over the long term. There are no limits on the market capitalization of the issuers of the stocks in which the fund invests. Since we attempt to prevent losses as well as achieve gains, we typically use a value approach in selecting investments. Our in-house research team seeks to identify companies that seem undervalued by various measures, such as price/book value, and may be temporarily out of favor but we believe have good prospects for capital appreciation. We may establish relatively large positions in companies we find particularly attractive.

We work as hard to reduce risk as to maximize gains and may seek to realize gains rather than lose them in market declines. In addition, we search for attractive risk/reward values among all types of securities. The portion of the fund invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the fund’s cash reserves may reflect the portfolio manager’s ability to find companies that meet valuation criteria rather than his market outlook.

The fund may purchase bonds, convertible securities and bank loans for their income or other features or to gain additional exposure to a company. Maturity and quality are not necessarily major considerations and there are no limits on the maturities or credit ratings of the debt instruments in which the fund invests. The fund may invest up to 25% of its total assets in below investment-grade debt securities (“junk bonds”) and bank loans and up to 10% of its total assets in mortgage- and asset-backed securities. The fund also writes (i.e., sells) call options, primarily in an effort to protect against downside risk or to generate additional income.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Summary	3

Principal Risks As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Risks of stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Small- and mid-cap stock risk Because the fund may invest in companies of any size, its share price could be more volatile than a fund that invests only in large companies. Small- and medium-sized companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. Smaller companies may have limited trading markets and tend to be more sensitive to changes in overall economic conditions.

Investment style risk Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The fund’s value approach to investing could cause it to underperform other stock funds that employ a different investment style. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.

Risks of bond investing Bonds have three main sources of risk. Interest rate risk is the risk that a rise in interest rates will cause the price of a debt security held by the fund to fall. Securities with longer maturities typically suffer greater declines than those with shorter maturities. Mortgage-backed securities can react somewhat differently to interest rate changes because falling rates can cause losses of principal due to increased mortgage prepayments and rising rates can lead to decreased prepayments and greater volatility. Credit risk is the risk that an issuer of a debt security will default (fail to make scheduled interest or principal payments), potentially reducing the fund’s income level and share price. This risk is increased when a security is downgraded or the perceived creditworthiness of the issuer deteriorates. Liquidity risk is the risk that the fund may not be able to sell a holding in a timely manner or at a desired price.

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Because a significant portion of the fund’s bond investments may be rated below investment-grade, also known as high yield or junk bonds, the fund is exposed to greater volatility than if it invested mainly in investment-grade bonds. High yield bond issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. Accordingly, the securities they issue carry a higher risk of default and should be considered speculative. The fund’s exposure to credit risk, in particular, is increased to the extent it invests in high yield bonds.

Convertible securities risk To the extent the fund invests in convertible securities, it is subject to market risk, credit and interest rate risk, and other risks associated with both equity and fixed income securities, depending on the price of the underlying security and the conversion price. A convertible security may be called back by the issuer prior to maturity at a price that is disadvantageous to the fund. In addition, convertible securities are typically issued by smaller capitalized companies whose stock prices are more volatile than companies that have access to more conventional means of raising capital.

Bank loan risk To the extent the fund invests in bank loans, it is exposed to additional risks beyond those normally associated with more traditional debt securities. The fund’s ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower. Even with secured loans, there is no assurance that the collateral securing the loan will be sufficient to satisfy the loan obligation. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price.

Foreign investing risk This is the risk that the fund’s investments in foreign securities may be adversely affected by political, social, and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar.

Options risk To the extent the fund uses options, it is exposed to additional volatility and potential losses. Writing call options exposes the fund to the risk that the underlying security may not move in the direction anticipated by the portfolio manager, requiring the fund to buy or sell the security at a price that is disadvantageous to the fund. Certain call options carry a potentially unlimited risk of loss.

Performance The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Summary	5

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Average Annual Total Returns
	Periods ended
	December 31, 2013
	1 Year	5 Years	10 Years
Capital Appreciation Fund
Returns before taxes	22.43%	17.07%	8.98%
Returns after taxes on distributions	20.32	16.08	7.94
Returns after taxes on distributions
and sale of fund shares	13.61	13.68	7.18
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	32.39	17.94	7.41
Lipper Mixed-Asset Target Allocation Growth Funds Index	20.33	14.09	6.76

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.

Management

Investment Adviser T. Rowe Price Associates, Inc. (T. Rowe Price)

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Portfolio Manager	Title	Managed Fund Since	Joined Investment Adviser
David R. Giroux	Chairman of Investment Advisory Committee	2006	1998

Purchase and Sale of Fund Shares

Subject to certain exceptions, the fund will be closed to new investors and new accounts after the close of the New York Stock Exchange on June 30, 2014. Investors who already hold shares of the fund after June 30, 2014, may continue to purchase additional shares.

The fund’s investment minimums generally are as follows (if you hold shares through a financial intermediary, the intermediary may impose different investment minimums):

Type of Account	Minimum initial purchase	Minimum subsequent purchase
Individual retirement accounts, small business retirement plan accounts, and Uniform Gifts to Minors Act or Uniform Transfers to Minors Act accounts	$1,000	$100

All other accounts	2,500	100

You may purchase, redeem, or exchange shares of the fund on any day the New York Stock Exchange is open for business by accessing your account online at troweprice.com, by calling 1-800-225-5132, or by written request. If you hold shares through a financial intermediary, you must purchase, redeem, and exchange shares through your intermediary.

Tax Information

Any dividends or capital gains are declared and paid annually, usually in December. Distributions by the fund, whether or not you reinvest these amounts in additional fund shares, may be taxed as ordinary income or capital gains unless you invest through a tax-deferred account. A redemption or exchange of fund shares may be taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Information About Accounts in T. Rowe Price Funds	2

As a T. Rowe Price shareholder, you will want to know about the following policies and procedures that apply to the T. Rowe Price family of funds.

PRICING SHARES AND RECEIVING SALE PROCEEDS

How and When Shares Are Priced

The share price, also called the “net asset value,” for the funds is calculated at the close of the New York Stock Exchange (normally 4 p.m. ET) each day that the exchange is open for business. To calculate the net asset value, the fund’s assets are valued and totaled; liabilities are subtracted; and the balance, called net assets, is divided by the number of shares outstanding. Market values are used to price portfolio holdings for which market quotations are readily available. Market values generally reflect the prices at which securities actually trade or represent prices that have been adjusted based on evaluations and information provided by the fund’s pricing services. If a market value for a security is not available or normal valuation procedures are deemed to be inappropriate, the fund will make a good faith effort to assign a fair value to the security by taking into account various factors that have been approved by the fund’s Board of Directors/Trustees. This value may differ from the value the fund receives upon sale of the securities. Amortized cost is used to price securities held by money funds and certain other debt securities held by a fund. Investments in other mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

Non-U.S. equity securities are valued on the basis of their most recent closing market prices at 4 p.m. ET, except under the circumstances described below. Most foreign markets close before 4 p.m. ET. For example, the most recent closing prices for securities traded in certain Asian markets may be as much as 15 hours old at 4 p.m. ET. If a fund determines that developments between the close of a foreign market and the close of the New York Stock Exchange will, in its judgment, materially affect the value of some or all of the fund’s securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. In deciding whether to make these adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value certain securities or a group of securities in other situations—for example, when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices and to value most fixed income securities. The fund cannot predict how often it will use closing prices and how often

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it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices. The fund also evaluates a variety of factors when assigning fair values to private placements and other restricted securities. Other mutual funds may adjust the prices of their securities by different amounts or assign different fair values than the fair value that the fund assigns to the same security.

The various ways you can buy, sell, and exchange shares are explained at the end of this prospectus and on the New Account form. These procedures may differ for institutional and employer-sponsored retirement accounts or if you hold your account through an intermediary.

How Your Purchase, Sale, or Exchange Price Is Determined

If your request is received by T. Rowe Price in correct form by the close of the New York Stock Exchange (normally 4 p.m. ET), your transaction will be priced at that business day’s net asset value. If your request is received by T. Rowe Price after the close of the New York Stock Exchange, your transaction will be priced at the next business day’s net asset value.

The funds generally do not accept orders that request a particular day or price for a transaction or any other special conditions.

Fund shares may be purchased through various third-party intermediaries, including banks, brokers, and investment advisers. Where authorized by a fund, orders will be priced at the net asset value next computed after receipt by the intermediary. Contact your intermediary for trade deadlines and the applicable policies for purchasing, selling, or exchanging your shares, as well as initial and subsequent investment minimums. The intermediary may charge a fee for its services.

When authorized by the fund, certain financial institutions or retirement plans purchasing fund shares on behalf of customers or plan participants through T. Rowe Price Financial Institution Services or T. Rowe Price Retirement Plan Services may place a purchase order unaccompanied by payment. Payment for these shares must be received by the time designated by the fund (not to exceed the period established for settlement under applicable regulations). If payment is not received by this time, the order may be canceled. The financial institution or retirement plan is responsible for any costs or losses incurred by the fund or T. Rowe Price if payment is delayed or not received.

Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET. In the event of an emergency closing, a fund’s shareholders will receive the next share price calculated by the fund. There may be times when you are unable to contact us by telephone or access your account online due to extreme market activity, the unavailability of the T. Rowe Price website, or other circumstances. Should this occur, your order must still be placed

Information About Accounts in T. Rowe Price Funds	9

and accepted by T. Rowe Price prior to the time the New York Stock Exchange closes to be priced at that business day’s net asset value. Under certain conditions, a money fund may accept and process purchase and redemption orders beyond the close of the New York Stock Exchange on days that the New York Stock Exchange closes early and does not reopen, and may accept orders on a business day that the New York Stock Exchange is unexpectedly closed.

How You Can Receive the Proceeds From a Sale

When filling out the New Account form, you may wish to give yourself the widest range of options for receiving proceeds from a sale.

If your request is received in correct form by T. Rowe Price on a business day prior to the close of the New York Stock Exchange, proceeds are usually sent on the next business day. Proceeds can be mailed to you by check or sent electronically to your bank account by Automated Clearing House transfer or bank wire. Automated Clearing House is an automated method of initiating payments from, and receiving payments in, your financial institution account. Proceeds sent by Automated Clearing House transfer are usually credited to your account the second business day after the sale, and there are typically no fees associated with such payments. Proceeds sent by bank wire are usually credited to your account the next business day after the sale, although your financial institution may charge an incoming wire fee.

Exception Under certain circumstances, and when deemed to be in a fund’s best interest, your proceeds may not be sent for up to seven calendar days after we receive your redemption request. Under certain limited circumstances, the Board of Directors/Trustees of a money fund may elect to suspend redemptions and postpone payment of redemption proceeds in order to facilitate an orderly liquidation of the money fund.

If for some reason we cannot accept your request to sell shares, we will contact you.

Contingent Redemption Fee

Short-term trading can disrupt a fund’s investment program and create additional costs for long-term shareholders. For these reasons, certain T. Rowe Price funds, listed in the following table, assess a fee on redemptions (including exchanges out of a fund), which reduces the proceeds from such redemptions by the amounts indicated:

T. Rowe Price Funds With Redemption Fees
Fund	Redemption fee	Holding period
Africa & Middle East	2%	90 days or less
Credit Opportunities	2%	90 days or less
Diversified Small-Cap Growth	1%	90 days or less
Emerging Europe	2%	90 days or less

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T. Rowe Price Funds With Redemption Fees
Fund	Redemption fee	Holding period
Emerging Markets Bond	2%	90 days or less
Emerging Markets Corporate Bond	2%	90 days or less
Emerging Markets Local Currency Bond	2%	90 days or less
Emerging Markets Stock	2%	90 days or less
Equity Index 500	0.5%	90 days or less
European Stock	2%	90 days or less
Extended Equity Market Index	0.5%	90 days or less
Floating Rate	2%	90 days or less
Global Growth Stock	2%	90 days or less
Global Real Estate	2%	90 days or less
Global Stock	2%	90 days or less
High Yield	2%	90 days or less
International Bond	2%	90 days or less
International Discovery	2%	90 days or less
International Equity Index	2%	90 days or less
International Growth & Income	2%	90 days or less
International Stock	2%	90 days or less
Japan	2%	90 days or less
Latin America	2%	90 days or less
New Asia	2%	90 days or less
Overseas Stock	2%	90 days or less
Real Assets	2%	90 days or less
Real Estate	1%	90 days or less
Small-Cap Value	1%	90 days or less
Spectrum International	2%	90 days or less
Tax-Efficient Equity	1%	less than 365 days
Tax-Free High Yield	2%	90 days or less
Total Equity Market Index	0.5%	90 days or less
U.S. Bond Enhanced Index	0.5%	90 days or less

Redemption fees are paid to a fund to deter short-term trading, offset costs, and protect the fund’s long-term shareholders. Subject to the exceptions described on the following pages, all persons holding shares of a T. Rowe Price fund that imposes a redemption fee are subject to the fee, whether the person is holding shares directly with a T. Rowe Price fund; through a retirement plan for which T. Rowe Price serves as recordkeeper; or indirectly through an intermediary (such as a broker, bank, or

Information About Accounts in T. Rowe Price Funds	11

investment adviser), recordkeeper for retirement plan participants, or other third party.

Computation of Holding Period

When an investor sells shares of a fund that assesses a redemption fee, T. Rowe Price will use the “first-in, first-out” method to determine the holding period for the shares sold. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in the account. The day after the date of your purchase is considered Day 1 for purposes of computing the holding period. For a fund with a 365-day holding period, a redemption fee will be charged on shares sold before the end of the required holding period. For funds with a 90-day holding period, a redemption fee will be charged on shares sold on or before the end of the required holding period. For example, if you redeem your shares on or before the 90th day from the date of purchase, you will be assessed the redemption fee. If you purchase shares through an intermediary, consult your intermediary to determine how the holding period will be applied.

Transactions Not Subject to Redemption Fees

The T. Rowe Price funds will not assess a redemption fee with respect to certain transactions. As of the date of this prospectus, the following shares of T. Rowe Price funds will not be subject to redemption fees:

• Shares redeemed through an automated, systematic withdrawal plan;

• Shares redeemed through or used to establish certain rebalancing, asset allocation, wrap, and advisory programs, as well as non-T. Rowe Price fund-of-funds products, if approved in writing by T. Rowe Price;

• Shares purchased through the reinvestment of dividends or capital gain distributions;*

• Shares converted from one share class to another share class of the same fund;*

• Shares redeemed automatically by a fund to pay fund fees or shareholder account fees (e.g., for failure to meet account minimums);

• Shares purchased by rollover or changes of account registration within the same fund;*

• Shares redeemed to return an excess contribution from a retirement account;

• Shares of T. Rowe Price funds purchased by another T. Rowe Price fund and shares purchased by discretionary accounts managed by T. Rowe Price or one of its affiliates (please note that other shareholders of the investing T. Rowe Price fund are still subject to the policy);

• Certain transactions in defined benefit and nonqualified plans, subject to prior approval by T. Rowe Price;

• Shares that are redeemed in-kind;

• Shares transferred to T. Rowe Price or a third-party intermediary acting as a service provider when the age of the shares cannot be determined systematically;* and

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• Shares redeemed in retirement plans or other products that restrict trading to no more frequently than once per quarter, if approved in writing by T. Rowe Price.

* Subsequent exchanges of these shares into funds that assess redemption fees will subject such shares to the fee.

Redemption Fees on Shares Held in Retirement Plans

If shares are held in a retirement plan, redemption fees generally will be assessed on shares redeemed by exchange only if they were originally purchased by exchange. However, redemption fees may apply to transactions other than exchanges depending on how shares of the plan are held at T. Rowe Price or how the fees are applied by your plan’s recordkeeper. To determine which of your transactions are subject to redemption fees, you should contact T. Rowe Price or your plan recordkeeper.

Omnibus Accounts

If your shares are held through an intermediary in an omnibus account, T. Rowe Price relies on the intermediary to assess the redemption fee on underlying shareholder accounts. T. Rowe Price seeks to identify intermediaries establishing omnibus accounts and to enter into agreements requiring the intermediary to assess the redemption fees. There are no assurances that T. Rowe Price will be successful in identifying all intermediaries or that the intermediaries will properly assess the fees.

Certain intermediaries may not apply the exemptions previously listed to the redemption fee policy; all redemptions by persons trading through such intermediaries may be subject to the fee. Certain intermediaries may exempt transactions not listed from redemption fees, if approved by T. Rowe Price. Persons redeeming shares through an intermediary should check with their respective intermediary to determine which transactions are subject to the fees.

USEFUL INFORMATION ON DISTRIBUTIONS AND TAXES

Each fund intends to qualify to be treated each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. In order to qualify, a fund must satisfy certain income, diversification, and distribution requirements. A regulated investment company is not subject to U.S. federal income tax at the portfolio level on income and gains from investments that are distributed to shareholders. However, if a fund were to fail to qualify as a regulated investment company and was ineligible to or otherwise did not cure such failure, the result would be fund-level taxation and, consequently, a reduction in income available for distribution to the fund’s shareholders.

To the extent possible, all net investment income and realized capital gains are distributed to shareholders.

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Dividends and Other Distributions

Dividend and capital gain distributions are reinvested in additional fund shares in your account unless you select another option. Reinvesting distributions results in compounding, which allows you to receive dividends and capital gain distributions on an increasing number of shares.

Distributions not reinvested are paid by check or transmitted to your bank account via Automated Clearing House. If the U.S. Postal Service cannot deliver your check, or if your check remains uncashed for six months, the fund reserves the right to reinvest your distribution check in your account at the net asset value on the day of the reinvestment and to reinvest all subsequent distributions in shares of the fund. Interest will not accrue on amounts represented by uncashed distributions or redemption checks.

The following table provides details on dividend payments:

Dividend Payment Schedule

Fund	Dividends
Money funds

• Purchases received by T. Rowe Price by noon ET via wire begin to earn dividends on that day. Other shares normally begin to earn dividends on the business day after payment is received by T. Rowe Price.

• Declared daily and paid on the first business day of each month.

Bond funds	• Shares normally begin to earn dividends on the business day after payment is received by T. Rowe Price. • Declared daily and paid on the first business day of each month.
These stock funds only: • Balanced • Dividend Growth • Equity Income • Equity Index 500 • Global Real Estate • Growth & Income • Personal Strategy Balanced • Personal Strategy Income • Real Estate	• Declared and paid quarterly, if any, in March, June, September, and December. • Must be a shareholder on the dividend record date.
Other stock funds	• Declared and paid annually, if any, generally in December. • Must be a shareholder on the dividend record date.

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Dividend Payment Schedule

Retirement and Spectrum Funds:
• Retirement Income and Spectrum Income	• Shares normally begin to earn dividends on the business day after payment is received by T. Rowe Price. • Declared daily and paid on the first business day of each month.
• All others	• Declared and paid annually, if any, generally in December. • Must be a shareholder on the dividend record date.

Bond and money fund shares earn dividends through the date of redemption (except for wire redemptions from money funds prior to noon ET, which earn dividends through the calendar day prior to the date of redemption). Shares redeemed on a Friday or prior to a holiday will continue to earn dividends until the next business day. Generally, if you redeem all of your bond or money fund shares at any time during the month, you will also receive all dividends earned through the date of redemption in the same check. When you redeem only a portion of your bond or money fund shares, all dividends accrued on those shares will be reinvested, or paid in cash, on the next dividend payment date. The funds do not pay dividends in fractional cents. Any dividend amount earned for a particular day on all shares held that is one-half of one cent or greater (for example, $0.016) will be rounded up to the next whole cent ($0.02), and any amount that is less than one-half of one cent (for example, $0.014) will be rounded down to the nearest whole cent ($0.01). Please note that if the dividend payable on all shares held is less than one-half of one cent for a particular day, no dividend will be earned for that day.

If you purchase and sell your shares through an intermediary, consult your intermediary to determine when your shares begin and stop accruing dividends; the information previously described may vary.

Capital Gain Payments

A capital gain or loss is the difference between the purchase and sale price of a security. If a fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month. If a second distribution is necessary, it is paid the following year.

Capital gain payments are not expected from money funds, which are managed to maintain a constant share price.

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Tax Information

In most cases, you will be provided information for your tax filing needs no later than mid-February.

If you invest in the fund through a tax-deferred account, such as an individual retirement account, you will not be subject to tax on dividends and distributions from the fund or the sale of fund shares if those amounts remain in the tax-deferred account. You may receive a Form 1099-R or other Internal Revenue Service forms, as applicable, if any portion of the account is distributed to you.

If you invest in the fund through a taxable account, you generally will be subject to tax when:

• You sell fund shares, including an exchange from one fund to another.

• The fund makes dividend or capital gain distributions.

Additional information about the taxation of dividends for certain T. Rowe Price funds is listed below:

Tax-Free and Municipal Funds
• Regular monthly dividends (including those from the state-specific tax-free funds) are expected to be exempt from federal income taxes.
• Exemption is not guaranteed, since the fund has the right under certain conditions to invest in nonexempt securities.

• A fund may hold Build America Bonds or other qualified tax credit bonds. Investments in these bonds will result in taxable interest income, although the federal income tax on such interest income may be fully or partially offset by the specified tax credits that are available to the bondholders. A fund may elect to pass through to the shareholders taxable interest income and any corresponding tax credits. Any available tax credits—which are also included in federal taxable income—generally can be used to offset federal regular income tax and alternative minimum tax, but those tax credits generally are not refundable.

• Tax-exempt dividends paid to Social Security recipients may increase the portion of benefits that is subject to tax.

• For state-specific funds, the monthly dividends you receive are expected to be exempt from state and local income tax of that particular state. For other funds, a small portion of your income dividend may be exempt from state and local income taxes.

• If a fund invests in certain “private activity” bonds that are not exempt from the alternative minimum tax, shareholders who are subject to the alternative minimum tax must include income generated by those bonds in their alternative minimum tax calculation. Private activity bonds issued in 2009 and 2010, and refunding bonds issued in 2009 and 2010 to refund private activity bonds that were issued from the beginning of 2004 to the end of 2008, are exempt from the alternative minimum tax. The portion of a fund’s income dividend that should be included in your alternative minimum tax calculation, if any, will be reported to you in January on Form 1099-DIV.

For individual shareholders, a portion of ordinary dividends representing “qualified dividend income” received by the fund may be subject to tax at the lower rates applicable to long-term capital gains rather than ordinary income. You may report it as “qualified dividend income” in computing your taxes, provided you have held the fund shares on which the dividend was paid for more than 60 days during the

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121-day period beginning 60 days before the ex-dividend date. Ordinary dividends that do not qualify for this lower rate are generally taxable at the investor’s marginal income tax rate. This includes the portion of ordinary dividends derived from interest, short-term capital gains, distributions from nonqualified foreign corporations, and dividends received by the fund from stocks that were on loan. Little, if any, of the ordinary dividends paid by the Global Real Estate Fund, Real Estate Fund, or the bond and money funds is expected to qualify for this lower rate.

For corporate shareholders, a portion of ordinary dividends may be eligible for the 70% deduction for dividends received by corporations to the extent the fund’s income consists of dividends paid by U.S. corporations. Little, if any, of the ordinary dividends paid by the international stock funds or the bond and money funds is expected to qualify for this deduction.

Beginning in 2013, a 3.8% net investment income tax was imposed on net investment income, including interest, dividends, and capital gains of U.S. individuals with income exceeding $200,000 (or $250,000 if married filing jointly) and of estates and trusts.

Taxes on Fund Redemptions

When you sell shares in any fund, you may realize a gain or loss. An exchange from one fund to another in a taxable account is also a sale for tax purposes.

T. Rowe Price will make available to you Form 1099-B, if applicable, no later than mid-February, indicating the date and amount of each sale you made in the fund during the prior year. This information will also be reported to the Internal Revenue Service. For most new accounts or those opened by exchange in 1984 or later, we will provide you with the gain or loss on the shares you sold during the year based on the average cost single category method. You may calculate the cost basis using other methods acceptable to the Internal Revenue Service, such as specific identification.

If you hold your fund through an intermediary, the intermediary is responsible for providing you with any necessary tax forms. You should contact your intermediary for the tax information that will be sent to you and reported to the Internal Revenue Service.

For mutual fund shares acquired after 2011, new tax regulations require us to report the cost basis information to you and the Internal Revenue Service on
Form 1099-B using a cost basis method selected by you or, in the absence of such selected method, our default method if you acquire your shares directly from us. Our default method is average cost. If you acquire your fund shares through an intermediary after 2011, you should check with your intermediary regarding the applicable cost basis method. You should, however, note that the cost basis information reported to you may not always be the same as what you should report on your tax return because the rules applicable to the determination of cost basis on

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Form 1099-B may be different from the rules applicable to the determination of cost basis for reporting on your tax return. Therefore, you should save your transaction records to make sure the information reported on your tax return is accurate. To help you maintain accurate records, T. Rowe Price will make available to you a confirmation promptly following each transaction you make (except for systematic purchases and systematic redemptions) and a year-end statement detailing all of your transactions in each fund account during the year. If you hold your fund through an intermediary, the intermediary is responsible for providing you with transaction confirmations and statements.

Taxes on Fund Distributions

T. Rowe Price (or your intermediary) will make available to you, as applicable, no later than mid-February, a Form 1099-DIV, or other Internal Revenue Service forms, as required, indicating the tax status of any income dividends, dividends exempt from federal income taxes, and capital gain distributions made to you. This information will be reported to the Internal Revenue Service. Taxable distributions are generally taxable to you in the year in which they are paid. Your bond or money fund dividends for each calendar year will include dividends accrued up to the first business day of the next calendar year. You will be sent any additional information you need to determine your taxes on fund distributions, such as the portion of your dividends, if any, that may be exempt from state and local income taxes. Dividends from tax-free funds are generally expected to be tax-exempt.

The tax treatment of a capital gain distribution is determined by how long the fund held the portfolio securities, not how long you held the shares in the fund. Short-term (one year or less) capital gain distributions are taxable at the same rate as ordinary income, and gains on securities held for more than one year are taxed at the lower rates applicable to long-term capital gains. If you realized a loss on the sale or exchange of fund shares that you held for six months or less, your short-term capital loss must be reclassified as a long-term capital loss to the extent of any long-term capital gain distributions received during the period you held the shares. For funds investing in foreign securities, distributions resulting from the sale of certain foreign currencies, currency contracts, and the foreign currency portion of gains on debt securities are taxed as ordinary income. Net foreign currency losses may cause monthly or quarterly dividends to be reclassified as returns of capital.

If the fund qualifies and elects to pass through nonrefundable foreign income taxes paid to foreign governments during the year, your portion of such taxes will be reported to you as taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for those amounts. There can be no assurance that a fund will meet the requirements to pass through foreign income taxes paid.

Taxable distributions are subject to tax whether reinvested in additional shares or received in cash.

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If a fund holds Build America Bonds or other qualified tax credit bonds and elects to pass through the corresponding interest income and any available tax credits, you will need to report both the interest income and any such tax credits as taxable income. You may be able to claim the tax credits on your federal tax return as an offset to your income tax (including alternative minimum tax) liability, but the tax credits generally are not refundable. There is no assurance, however, that a fund will elect to pass through the income and credits.

The following table provides additional details on distributions for certain funds:

Taxes on Fund Distributions
Tax-Free and Municipal Funds

• Gains realized on the sale of market discount bonds with maturities beyond one year may be treated as ordinary income and cannot be offset by other capital losses.

• Payments received or gains realized on certain derivative transactions may result in taxable ordinary income or capital gains.

• To the extent the fund makes such investments, the likelihood of a taxable distribution will be increased.

Inflation Protected Bond Fund

• Inflation adjustments on Treasury inflation-protected securities that exceed deflation adjustments for the year will be distributed as a short-term capital gain resulting in ordinary income.

• In computing the distribution amount, the fund cannot reduce inflation adjustments by short- or long-term capital losses from the sales of securities.

• Net deflation adjustments for a year may result in all or a portion of dividends paid earlier in the year being treated as a return of capital.

Retirement and Spectrum Funds
• Distributions by the underlying funds and changes in asset allocations may result in taxable distributions of ordinary income or capital gains.

Tax Consequences of Hedging

Entering into certain transactions involving options, futures, swaps, and forward currency exchange contracts may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in a fund being required to distribute gains on such transactions even though it did not close the contracts during the year or receive cash to pay such distributions. The fund may not be able to reduce its distributions for losses on such transactions to the extent of unrealized gains in offsetting positions.

Tax Effect of Buying Shares Before an Income Dividend or Capital Gain Distribution

If you buy shares shortly before or on the record date—the date that establishes you as the person to receive the upcoming distribution—you may receive a portion of the money you just invested in the form of a taxable distribution. Therefore, you may wish to find out a fund’s record date before investing. In addition, a fund’s share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the fund has a negative return.

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TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS

Following these procedures helps assure timely and accurate transactions.

Purchase Conditions

Nonpayment If you pay with a check or Automated Clearing House transfer that does not clear or if your payment is not received in a timely manner, your purchase may be canceled. You will be responsible for any losses or expenses incurred by the fund or transfer agent, and the fund can redeem shares you own in this or another identically registered T. Rowe Price account as reimbursement. The funds and their agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

U.S. Dollars All purchases must be paid for in U.S. dollars; checks must be drawn on U.S. banks.

Sale (Redemption) Conditions

Holds on Immediate Redemptions: 10-Day Hold If you sell shares that you just purchased and paid for by check or Automated Clearing House transfer, the fund will process your redemption but will generally delay sending you the proceeds for up to 10 calendar days to allow the check or transfer to clear. If, during the clearing period, we receive a check drawn against your newly purchased shares, it will be returned marked “uncollected.” (The 10-day hold does not apply to purchases paid for by bank wire or automatic purchases through your paycheck.)

Telephone and Online Account Transactions You may access your account and conduct transactions using the telephone or the T. Rowe Price website. The T. Rowe Price funds and their agents use reasonable procedures to verify the identity of the shareholder. If these procedures are followed, the funds and their agents are not liable for any losses that may occur from acting on unauthorized instructions. A confirmation is sent promptly after a transaction. Please review it carefully and contact T. Rowe Price immediately about any transaction you believe to be unauthorized. Telephone conversations are recorded.

Large Redemptions Large redemptions can adversely affect a portfolio manager’s ability to implement a fund’s investment strategy by causing the premature sale of securities that would otherwise be held longer. Therefore, the fund reserves the right (without prior notice) to pay all or part of redemption proceeds with securities from the fund’s portfolio rather than in cash (“redemption in-kind”). If this occurs, the securities will be selected by the fund in its absolute discretion, and the redeeming shareholder or account will be responsible for disposing of the securities and bearing any associated costs.

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Excessive and Short-Term Trading Policy

Excessive transactions and short-term trading can be harmful to fund shareholders in various ways, such as disrupting a fund’s portfolio management strategies, increasing a fund’s trading costs, and negatively affecting its performance. Short-term traders in funds that invest in foreign securities may seek to take advantage of developments overseas that could lead to an anticipated difference between the price of the funds’ shares and price movements in foreign markets. While there is no assurance that T. Rowe Price can prevent all excessive and short-term trading, the Boards of Directors/Trustees of the T. Rowe Price funds have adopted the following trading limits that are designed to deter such activity and protect the funds’ shareholders. The funds may revise their trading limits and procedures at any time as the Boards of Directors/Trustees deem necessary or appropriate to better detect short-term trading that may adversely affect the funds, to comply with applicable regulatory requirements, or to impose additional or alternative restrictions.

Subject to certain exceptions, each T. Rowe Price fund restricts a shareholder’s purchases (including through exchanges) into a fund account for a period of 30 calendar days after the shareholder has redeemed or exchanged out of that same fund account (the “30-Day Purchase Block”). The calendar day after the date of redemption is considered Day 1 for purposes of computing the period before another purchase may be made.

General Exceptions As of the date of this prospectus, the following types of transactions generally are not subject to the 30-Day Purchase Block:

• Shares purchased or redeemed in money funds and ultra short-term bond funds;

• Shares purchased or redeemed through a systematic purchase or withdrawal plan;

• Checkwriting redemptions from bond and money funds;

• Shares purchased through the reinvestment of dividends or capital gain distributions;

• Shares redeemed automatically by a fund to pay fund fees or shareholder account fees;

• Transfers and changes of account registration within the same fund;

• Shares purchased by asset transfer or direct rollover;

• Shares purchased or redeemed through IRA conversions and recharacterizations;

• Shares redeemed to return an excess contribution from a retirement account;

• Transactions in Section 529 college savings plans;

• Certain transactions in defined benefit and nonqualified plans, subject to prior approval by T. Rowe Price;

• Shares converted from one share class to another share class in the same fund; and

• Shares of T. Rowe Price funds that are purchased by another T. Rowe Price fund, including shares purchased by T. Rowe Price fund-of-funds products, and shares purchased by discretionary accounts managed by T. Rowe Price or one of its affiliates (please note that shareholders of the investing T. Rowe Price fund are still subject to the policy).

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Transactions in certain rebalancing, asset allocation, wrap programs, and other advisory programs, as well as non-T. Rowe Price fund-of-funds products, may also be exempt from the 30-Day Purchase Block, subject to prior written approval by T. Rowe Price.

In addition to restricting transactions in accordance with the 30-Day Purchase Block, T. Rowe Price may, in its discretion, reject (or instruct an intermediary to reject) any purchase or exchange into a fund from a person (which includes individuals and entities) whose trading activity could disrupt the management of the fund or dilute the value of the fund’s shares, including trading by persons acting collectively (e.g., following the advice of a newsletter). Such persons may be barred, without prior notice, from further purchases of T. Rowe Price funds for a period longer than 30 calendar days or permanently.

Intermediary Accounts If you invest in T. Rowe Price funds through an intermediary, you should review the intermediary’s materials carefully or consult with the intermediary directly to determine the trading policy that will apply to your trades in the funds as well as any other rules or conditions on transactions that may apply. If T. Rowe Price is unable to identify a transaction placed through an intermediary as exempt from the excessive trading policy, the 30-Day Purchase Block may apply.

Intermediaries may maintain their underlying accounts directly with the fund, although they often establish an omnibus account (one account with the fund that represents multiple underlying shareholder accounts) on behalf of their customers. When intermediaries establish omnibus accounts in the T. Rowe Price funds, T. Rowe Price is not able to monitor the trading activity of the underlying shareholders. However, T. Rowe Price monitors aggregate trading activity at the intermediary (omnibus account) level in an attempt to identify activity that indicates potential excessive or short-term trading. If it detects suspicious trading activity, T. Rowe Price contacts the intermediary and may request personal identifying information and transaction histories for some or all underlying shareholders (including plan participants, if applicable). If T. Rowe Price believes that excessive or short-term trading has occurred, it will instruct the intermediary to impose restrictions to discourage such practices and take appropriate action with respect to the underlying shareholder, including restricting purchases for 30 calendar days or longer. There is no assurance that T. Rowe Price will be able to properly enforce its excessive trading policies for omnibus accounts. Because T. Rowe Price generally relies on intermediaries to provide information and impose restrictions for omnibus accounts, its ability to monitor and deter excessive trading will be dependent upon the intermediaries’ timely performance of their responsibilities.

T. Rowe Price may allow an intermediary or other third party to maintain restrictions on trading in the T. Rowe Price funds that differ from the 30-Day Purchase Block. An alternative excessive trading policy would be acceptable to T. Rowe Price if it believes that the policy would provide sufficient protection to the T. Rowe Price funds and

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their shareholders that is consistent with the excessive trading policy adopted by the funds’ Boards of Directors/Trustees.

Retirement Plan Accounts If shares are held in a retirement plan, generally the
30-Day Purchase Block applies only to shares redeemed by a participant-directed exchange to another fund. However, the 30-Day Purchase Block may apply to transactions other than exchanges depending on how shares of the plan are held at T. Rowe Price or the excessive trading policy applied by your plan’s recordkeeper. An alternative excessive trading policy may apply to the T. Rowe Price funds where a retirement plan has its own policy deemed acceptable to T. Rowe Price. You should contact T. Rowe Price or your plan recordkeeper to determine which of your transactions are subject to the funds’ 30-Day Purchase Block or an alternative policy.

There is no guarantee that T. Rowe Price will be able to identify or prevent all excessive or short-term trades or trading practices.

Keeping Your Account Open

Due to the relatively high cost to a fund of maintaining small accounts, we ask you to maintain an account balance of at least $1,000 ($10,000 for Summit Funds). If, for any reason, your balance is below this amount for three months or longer, we have the right to redeem your account at the then-current net asset value after giving you 60 days to increase your balance. This could result in a taxable gain.

Signature Guarantees

A Medallion signature guarantee is designed to protect you and the T. Rowe Price funds from fraud by verifying your signature.

You may need to have your signature guaranteed in certain situations, such as:

• Written requests: (1) to redeem over $100,000 or (2) to wire redemption proceeds when prior bank account authorization is not on file.

• Remitting redemption proceeds to any person, address, or bank account not on file.

• Transferring redemption proceeds to a T. Rowe Price fund account with a different registration (name or ownership) from yours.

• Establishing certain services after the account is opened.

The signature guarantee must be obtained from a financial institution that is a participant in a Medallion signature guarantee program. You can obtain a Medallion signature guarantee from most banks, savings institutions, broker-dealers, and other guarantors acceptable to T. Rowe Price. When obtaining a Medallion signature guarantee, please discuss with the guarantor the dollar amount of your proposed transaction. It is important that the level of coverage provided by the guarantor’s stamp covers the dollar amount of the transaction or it may be rejected. We cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

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ACCOUNT SERVICE FEE

In an effort to help offset the disproportionately high costs incurred by the funds in connection with servicing lower-balance accounts, an annual $20 account service fee (paid to T. Rowe Price Services, Inc., or one of its affiliates) is charged to certain fund accounts with a balance below $10,000. The determination of whether a fund account is subject to the account service fee is based on account balances and services selected for accounts as of the last business day of August. The fee will be charged to an account with a balance below $10,000 for any reason, including market fluctuation and recent redemptions. The fee, which is automatically deducted from an account by redeeming fund shares, is typically charged to accounts in early September each calendar year. Such redemption may result in a taxable gain or loss to you.

The account service fee generally does not apply to fund accounts that are held through an intermediary, participant accounts in employer-sponsored retirement plans for which T. Rowe Price Retirement Plan Services provides recordkeeping services, or money funds that are used as a T. Rowe Price Brokerage sweep account. Regardless of a particular fund account’s balance on the last business day of August, the account service fee is automatically waived for accounts that satisfy any of the following conditions:

• Any accounts for which the shareholder has elected to receive electronic delivery of all of the following: account statements, transaction confirmations, prospectuses, and shareholder reports;

• Any accounts of a shareholder with at least $50,000 in total assets with T. Rowe Price (for this purpose, total assets includes investments in T. Rowe Price mutual funds, except for those held through a retirement plan for which T. Rowe Price Retirement Plan Services provides recordkeeping services; T. Rowe Price Brokerage; and T. Rowe Price variable annuities); or

• Any accounts of a shareholder who is a T. Rowe Price Preferred Services, Personal Services, or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $100,000—visit troweprice.com or call 1-800-537-1098 for more information).

T. Rowe Price reserves the right to authorize additional waivers for other types of accounts or to modify the conditions for assessment of the account service fee. Fund shares held in a T. Rowe Price individual retirement account, Education Savings Account, or small business retirement plan account (including certain 403(b) plan accounts) are subject to the account service fee and may be subject to additional administrative fees when distributing all fund shares from such accounts.

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ORGANIZATION AND MANAGEMENT

How is the fund organized?

The fund was organized as a Massachusetts business trust in 1986 and is an “open-end management investment company,” or mutual fund. Mutual funds pool money received from shareholders and invest it to try to achieve specified objectives.

Shareholders have benefitted from T. Rowe Price’s investment management experience since 1937.

What is meant by “shares”?

As with all mutual funds, investors purchase shares when they put money in a fund. These shares are part of a fund’s authorized capital stock, but share certificates are not issued.

Each share and fractional share entitles the shareholder to:

• Receive a proportional interest in income and capital gain distributions.

• Cast one vote per share on certain fund matters, including the election of fund directors/trustees, changes in fundamental policies, or approval of changes in the fund’s management contract.

Do T. Rowe Price funds have annual shareholder meetings?

The funds are not required to hold annual meetings and, to avoid unnecessary costs to fund shareholders, do not do so except when certain matters, such as a change in fundamental policies, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting for the purpose of voting on the removal of any fund director or trustee. If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the fund will send or make available to you proxy materials that explain the issues to be decided and include instructions on voting by mail or telephone or on the Internet.

Who runs the fund?

General Oversight

The fund is governed by a Board of Directors that meets regularly to review fund investments, performance, expenses, and other business affairs. The Board elects the fund’s officers. At least 75% of Board members are independent of T. Rowe Price and its affiliates (the “Firm”).

All decisions regarding the purchase and sale of fund investments are made by T. Rowe Price—specifically by the fund’s portfolio manager.

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Investment Adviser

T. Rowe Price is the fund’s investment adviser and oversees the selection of the fund’s investments and management of the fund’s portfolio. T. Rowe Price is a SEC-registered investment adviser that provides investment management services to individual and institutional investors, and sponsors and serves as adviser and sub-adviser to registered investment companies, institutional separate accounts, and common trust funds. The address for T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of December 31, 2013, the Firm had approximately $692 billion in assets under management and provided investment management for more than 9 million individual and institutional investor accounts.

Portfolio Management

T. Rowe Price has established an Investment Advisory Committee with respect to the fund. The committee chairman has day-to-day responsibility for managing the fund’s portfolio and works with the committee in developing and executing the fund’s investment program. The members of the committee are as follows: David R. Giroux, Chairman, Ryan N. Burgess, Sushama Dasari, Paul D. Greene II, Nina P. Jones, Vidya Kadiyam, Steven D. Krichbaum, Tyler D. Krus, John D. Linehan, Paul M. Massaro, Sudhir Nanda, Robert T. Quinn, Jr., Farris G. Shuggi, Gabriel Solomon, William J. Stromberg, Taymour R. Tamaddon, and Susan G. Troll. The following information provides the year that the chairman first joined the Firm and the chairman’s specific business experience during the past five years (although the chairman may have had portfolio management responsibilities for a longer period). Mr. Giroux has been chairman of the committee since 2006. He joined the Firm in 1998 and his investment experience dates from that time. He has served as a portfolio manager with the Firm throughout the past five years. The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of fund shares.

The Management Fee

This fee has two parts–an “individual fund fee,” which reflects a fund’s particular characteristics, and a “group fee.” The group fee, which is designed to reflect the benefits of the shared resources of the T. Rowe Price investment management complex, is calculated daily based on the combined net assets of all T. Rowe Price funds (except the Spectrum Funds, Retirement Funds, Target Retirement Funds, TRP Reserve Investment Funds, and any index or private label mutual funds). The group fee schedule (in the following table) is graduated, declining as the asset total rises, so shareholders benefit from the overall growth in mutual fund assets.

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Group Fee Schedule

0.334%*	First $50 billion
0.305%	Next $30 billion
0.300%	Next $40 billion
0.295%	Next $40 billion
0.290%	Next $60 billion
0.285%	Next $80 billion
0.280%	Next $100 billion
0.275%	Thereafter

* Represents a blended group fee rate containing various breakpoints.

The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. For the fiscal year ended December 31, 2013, the group fee rate fluctuated between 0.30% and 0.29%; on December 31, 2013, the effective annual group fee rate was 0.29%. The individual fund fee, also applied to the fund’s average daily net assets, is 0.30%.

The expenses shown in the fee table in Section 1 are generally based on a fund’s prior fiscal year. In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the fee table.

A discussion about the factors considered by the Board and its conclusions in approving the fund’s investment management contract with T. Rowe Price appears in the fund’s semiannual report to shareholders for the period ended June 30.

Fund Operations and Shareholder Services

T. Rowe Price provides accounting services to the T. Rowe Price funds. T. Rowe Price Services, Inc. acts as the transfer and dividend disbursing agent and provides shareholder and administrative services to the funds. T. Rowe Price Retirement Plan Services, Inc. provides recordkeeping, sub-transfer agency, and administrative services for certain types of retirement plans investing in the funds. These companies receive compensation from the funds for their services. The funds may also pay third-party intermediaries for performing shareholder and administrative services for underlying shareholders in omnibus accounts. All such fees are included in the fees and expenses table under “Other expenses” and in the funds’ financial statements.

MORE INFORMATION ABOUT THE FUND AND ITS INVESTMENT RISKS

Subject to certain exceptions, the fund will close to new investors and will no longer accept new accounts after the close of the New York Stock Exchange (normally 4 p.m. ET) on Monday, June 30, 2014.

More About the Fund	27

Additional share purchases are permitted for investors holding shares of the fund directly with T. Rowe Price at the close of the New York Stock Exchange on June 30, 2014, and for participants in an employer-sponsored retirement plan where the fund serves as an investment option. New T. Rowe Price IRAs in the fund may be opened only through a direct rollover from an employer-sponsored retirement plan. Investors already holding shares through intermediaries generally will be able to purchase additional shares. If permitted by T. Rowe Price, fund shares may also be purchased by new investors in intermediary wrap, asset allocation, and other advisory programs when the fund is an existing investment in the intermediary’s program. If you are purchasing shares through an intermediary, you should check with the intermediary to confirm your eligibility to purchase shares of the fund.

The fund’s closure to new investors does not restrict existing shareholders from redeeming shares of the fund. However, any shareholders who redeem all fund shares in their account would not be permitted to purchase additional shares until the fund is reopened to new investors. Transferring ownership to another party or changing an account registration may restrict the ability to purchase additional shares.

The fund reserves the right, when in the judgment of T. Rowe Price it is not adverse to the fund’s interests, to permit certain types of investors to open new accounts in the fund, to impose further restrictions, or to close the fund to any additional investments, all without prior notice.

Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. If you are looking for a relatively conservative way to invest for capital growth in the equity market and are willing to accept price declines, the fund could be appropriate for you. This fund should not represent your complete investment program or be used for short-term trading purposes.

Equity investors should have a long-term investment horizon and be willing to wait out bear markets.

The fund’s attempt to cushion the effects of market declines on the share price could reduce the fund’s overall risk (volatility) relative to that of the broad stock market. In addition, the fund’s ability to seek appreciation opportunities outside the stock market may also aid performance when stocks are declining. The fund’s significant investment in common stocks could allow it to participate in favorable stock market trends.

The fund generally uses a value approach, which means looking for companies whose stocks and other securities appear to be undervalued or out of favor with investors.

Possible indicators of an undervalued stock include:

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• above-average dividend yield relative to the S&P 500;

• low price/earnings ratio relative to the S&P 500;

• low price/book ratio relative to the market, competitors, or historic norms; and

• low stock price relative to a company’s underlying value as measured by assets, cash flow, or business franchises.

The fund’s value emphasis may lead to a contrarian approach, resulting in purchases of stocks or other securities shunned by investors due to earnings setbacks, unfavorable industry or economic conditions, or negative publicity. Such investments may be attractive to the fund if their prices appear to be excessively discounted and prospects for appreciation are considered favorable.

Numerous situations exist in which a company’s intrinsic value may not be reflected in its stock price. For example, a company may own a substantial amount of real estate that is valued on its financial statements well below market levels. If those properties were to be sold, or if their hidden value became recognized in some other manner, the company’s stock price could rise. In another example, a company’s management could spin off an unprofitable division into a separate company, potentially increasing the value of the parent. Or, in the reverse, a parent company could spin off a profitable division that has not drawn the attention it deserves, potentially resulting in higher valuations for both entities.

Sometimes new management can revitalize companies that have grown too large or lost their focus, eventually leading to improved profitability. Management could increase shareholder value by using excess cash flow to pay down debt, buy back outstanding shares of common stock, or raise the dividend.

As with any mutual fund, there is no guarantee the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money when you sell your shares of the fund. Some particular risks affecting the fund include the following:

As with all equity funds, this fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political, social, or economic developments in the U.S. or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held by the fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the fund’s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

The fund’s value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. If the fund has large holdings in a relatively small number of companies, disappointing performance by those companies will

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have a more adverse impact on the fund than would be the case with a more diversified fund. Our opportunistic trading approach and willingness to realize gains could result in higher taxable capital gain distributions than other stock funds. A sizable cash or fixed income position may hinder the fund from participating fully in a strong, rapidly rising bull market. In addition, significant exposure to bonds increases the risk that the fund’s share value could be hurt by rising interest rates or credit downgrades or defaults. The fund’s overall exposure to credit risk is increased to the extent it invests in high yield bonds and bank loans. Convertible securities are also exposed to price fluctuations of the company’s stock.

Foreign stock holdings may lose value because of declining foreign currencies or adverse political or economic events overseas.

While some of the fund’s bond investments may be in investment-grade bonds, the fund may hold a significant portion in high yield (junk) bonds, including those with the lowest rating. Investment-grade bonds are those rated from the highest (AAA or equivalent) to medium (BBB or equivalent) quality, and high yield bonds are rated BB (or equivalent) and lower. The latter are speculative since their issuers are more vulnerable to financial setbacks and recession than more creditworthy companies, but BBB rated bonds may have speculative elements as well. High yield bond issuers include small or relatively new companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads.

The loans in which the fund invests represent amounts borrowed by companies or other entities from banks and other lenders. In many cases, they are issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancings, and the borrowing companies tend to have more debt than equity. Most, if not all, of the bank loans in which the fund invests will have a below investment-grade credit rating or not be rated by a major credit rating agency. The fund may acquire bank loans directly through the lending agent, as an assignment from another lender who holds a direct interest in the loan, as a participation interest in another lender’s portion of the loan, or through investments in another T. Rowe Price fund that focuses its investments on bank loans.

Options will be used by the fund mainly to protect against downside risk or to enhance the fund’s income, although they may also be used to adjust the fund’s exposure to certain holdings. Writing call options on securities that it owns exposes the fund to the risk that it will have to sell those securities at a price below their market value and forgo the benefit otherwise available from an increase in the value of the securities. If the fund writes put options, it is exposed to the risk that it will have to purchase securities at a price above their market value, which can increase fund losses if the value of the securities declines. Losses associated with these risks can exceed any premium income received by the fund for writing options.

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One of the principal tools used to try to reduce the fund’s overall risk level is our intensive research when evaluating a company’s prospects and selecting investments for the fund’s portfolio.

Additional strategies and risks While most assets will be invested in common stocks, bonds, convertible securities, bank loans, and options, other strategies may be employed that are not considered part of the fund’s principal investment strategies. For instance, the fund may invest, to a limited extent, in derivatives such as futures contracts and forward currency exchange contracts. Any investments in futures would typically serve as an efficient means of gaining exposure to certain markets or as a cash management tool to maintain liquidity while being invested in the market. Forward currency exchange contracts would primarily be used to help protect the fund’s holdings from unfavorable changes in foreign currency exchange rates. To the extent the fund uses futures and forward currency exchange contracts, it is exposed to potential volatility and losses greater than direct investments in the contract’s underlying assets, and the risk that anticipated currency movements will not be accurately predicted.

The use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the assets on which the derivatives are based. Derivatives can be highly volatile, illiquid, and difficult to value, and changes in the value of a derivative may not move in the direction anticipated by the portfolio manager. A fund could be exposed to significant losses if its counterparty becomes insolvent or if the fund is unable to close a derivatives position due to the lack of a liquid trading market. Derivatives involve the risk that a counterparty to the derivatives agreement will fail to make required payments or comply with the terms of the agreement. There is also the possibility that limitations or trading restrictions may be imposed by an exchange or government regulation, which could adversely impact the value and liquidity of a derivatives contract subject to such regulation.

New regulations have recently changed the requirements related to the use of certain derivatives. Some of these new regulations have made the use of certain derivatives by funds more costly and limited the availability of certain types of derivatives. It is expected that additional changes to the regulatory framework will occur, but the extent and impact of additional new regulations are not certain at this time.

The Statement of Additional Information contains more detailed information about the fund and its investments, operations, and expenses.

INVESTMENT POLICIES AND PRACTICES

This section takes a detailed look at some of the types of fund securities and the various kinds of investment practices that may be used in day-to-day portfolio

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management. Fund investments are subject to further restrictions and risks described in the Statement of Additional Information.

Shareholder approval is required to substantively change fund objectives. Shareholder approval is also required to change certain investment restrictions noted in the following section as “fundamental policies.” Portfolio managers also follow certain “operating policies” that can be changed without shareholder approval.

Fund holdings of certain kinds of investments cannot exceed maximum percentages of total assets, which are set forth in this prospectus. For instance, fund investments in certain derivatives are limited to 10% of total assets. While these restrictions provide a useful level of detail about fund investments, investors should not view them as an accurate gauge of the potential risk of such investments. For example, in a given period, a 5% investment in derivatives could have significantly more of an impact on a fund’s share price than its weighting in the portfolio. The net effect of a particular investment depends on its volatility and the size of its overall return in relation to the performance of all other fund investments.

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time a fund purchases a security. The status, market value, maturity, credit quality, or other characteristics of a fund’s securities may change after they are purchased, and this may cause the amount of a fund’s assets invested in such securities to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction and will not require the sale of an investment if it was proper at the time it was made (this exception does not apply to a fund’s borrowing policy). However, purchases by a fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.

Changes in fund holdings, fund performance, and the contribution of various investments to fund performance are discussed in the shareholder reports.

Portfolio managers have considerable discretion in choosing investment strategies and selecting securities they believe will help achieve fund objectives.

Types of Portfolio Securities

In seeking to meet its investment objective, fund investments may be made in any type of security or instrument (including certain potentially high-risk derivatives described in this section) whose investment characteristics are consistent with its investment program. The following pages describe various types of fund holdings and investment management practices.

Diversification As a fundamental policy, the fund will not purchase a security if, as a result, with respect to 75% of its total assets, more than 5% of the fund’s total assets would be invested in securities of a single issuer or more than 10% of the outstanding voting securities of the issuer would be held by the fund.

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Fund investments are primarily in common stocks and, to a lesser degree, other types of securities as described as follows.

Common and Preferred Stocks

Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company’s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. Unlike common stock, preferred stock does not ordinarily carry voting rights. While most preferred stocks pay a dividend, a fund may decide to purchase preferred stock where the issuer has suspended, or is in danger of suspending, payment of its dividend.

Convertible Securities and Warrants

Investments may be made in debt or preferred equity securities that are convertible into, or exchangeable for, equity securities at specified times in the future and according to a certain exchange ratio. Convertible bonds are typically callable by the issuer, which could in effect force conversion before the holder would otherwise choose. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree than common stock. Some convertible securities combine higher or lower current income with options and other features. Warrants are options to buy, directly from the issuer, a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years). Warrants can be highly volatile, have no voting rights, pay no dividends, and in some cases the redemption value of a warrant could be zero.

Foreign Securities

Investments may be made in foreign securities. These include nondollar-denominated securities traded outside of the U.S. and dollar-denominated securities of foreign issuers traded in the U.S. Investing in foreign securities involves special risks that can increase the potential for losses. These include: exposure to potentially adverse local, political, social, and economic developments such as war, political instability, hyperinflation, currency devaluations, and overdependence on particular industries; government interference in markets such as nationalization and exchange controls, expropriation of assets, or imposition of punitive taxes; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices and legal rights that differ from U.S. standards; and the chance that fluctuations in foreign exchange rates will decrease the investment’s value (favorable changes can increase its value). These risks are heightened for a fund’s investments in emerging markets. A fund may purchase

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American Depositary Receipts and Global Depositary Receipts, which are certificates evidencing ownership of shares of a foreign issuer. American Depositary Receipts and Global Depositary Receipts trade on established markets and are alternatives to directly purchasing the underlying foreign securities in their local markets and currencies. Such investments are subject to many of the same risks associated with investing directly in foreign securities.

Operating policy Fund investments in foreign securities are limited to 25% of total assets. Subject to the overall limit on fund investments in foreign securities, there is no limit on the amount of foreign investments that may be made in emerging markets.

Debt Instruments

The fund may invest in bonds and debt securities of any type, including municipal securities, without restrictions on quality or rating. Investments in a company also may be made through a privately negotiated note or loan, including loan assignments and participations. These investments will be made in companies, municipalities, or entities that meet fund investment criteria. Such investments may have a fixed, variable, or floating interest rate. The price of a bond or fixed rate debt security usually fluctuates with changes in interest rates, generally rising when interest rates fall and falling when interest rates rise. Investments involving below investment-grade issuers or borrowers can be more volatile and have greater risk of default than investment-grade bonds. Certain of these investments may be illiquid and holding a loan could expose the fund to the risks of being a direct lender.

Operating policy Fund investments in noninvestment-grade debt securities (“junk” bonds) and loans are limited to 25% of total assets. Fund investments in convertible securities are not subject to this limit.

Mortgage- and Asset-Backed Securities

These may take a variety of forms, including conventional mortgage securities, collateralized mortgage obligations, interest only stripped securities, and principal only stripped securities.

In addition to purchasing mortgage- and asset-backed securities with customary settlement periods, the fund may purchase or sell mortgage-backed securities on a delayed delivery or forward commitment basis through the “to-be-announced” (TBA) market. With TBA transactions, the particular securities to be delivered are not identified at the trade date but the delivered securities must meet specified terms and standards. Although the particular TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on a forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the fund will still bear the risk of any decline in the value of the security to be delivered. Whether or not the fund takes delivery of the securities at the termination date of a TBA transaction, it will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement.

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Operating policy Fund investments in mortgage- and asset-backed securities are limited to 10% of total assets.

Futures and Options

Futures, a type of potentially high-risk derivative, are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Options, another type of potentially high-risk derivative, give the investor the right (when the investor purchases the option), or the obligation (when the investor “writes” or sells the option), to buy or sell an asset at a predetermined price in the future. Futures and options contracts may be bought or sold for any number of reasons, including to manage exposure to changes in securities prices, foreign currencies, and credit quality; as an efficient means of increasing or decreasing a fund’s exposure to a specific part or broad segment of the U.S. market or a foreign market; in an effort to enhance income; to improve risk-adjusted returns; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, futures, and financial indexes. A fund may choose to continue a futures contract by “rolling over” an expiring futures contract into an identical contract with a later maturity date. This could increase the fund’s transaction costs and portfolio turnover rate.

Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower a fund’s total return; the potential loss from the use of futures can exceed a fund’s initial investment in such contracts; and the losses from certain uncovered options could be unlimited.

Operating policies Initial margin deposits on futures and premiums on options used for non-hedging purposes will not exceed 5% of a fund’s net asset value. The total market value of securities covering call or put options may not exceed 25% of total assets. No more than 5% of total assets will be committed to premiums when purchasing call or put options.

Swaps

Fund investments may be made in index and total return swap agreements, as well as options on swaps, commonly referred to as “swaptions.” Index and total return swaps are two-party contracts under which the fund and a counterparty, such as a broker or dealer, agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or indices. Swaps and swaptions can be used for a variety of purposes, including: to manage a fund’s exposure to changes in foreign currency exchange rates; as an efficient means of adjusting a fund’s exposure to certain markets; in an effort to enhance income or total return; and to serve as a cash management tool.

There are risks in the use of swaps and swaptions. Swaps could result in losses if foreign currency exchange rates are not correctly anticipated by the fund. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated. The use of swaps and swaptions may not always be

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successful. Using them could lower fund total return, their prices can be highly volatile, and the potential loss from the use of swaps can exceed a fund’s initial investment in such instruments. Also, the other party to a swap agreement could default on its obligations or refuse to cash out a fund’s investment at a reasonable price, which could turn an expected gain into a loss.

Operating policies A swap agreement with any single counterparty will not be entered into if the net amount owed or to be received under existing contracts with that party would exceed 5% of total assets or if the net amount owed or to be received by the fund under all outstanding swap agreements will exceed 10% of total assets. For swaptions: the total market value of securities covering call or put options may not exceed 25% of total assets. No more than 5% of total assets will be committed to premiums when purchasing call or put options.

Hybrid Instruments

These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, security, or securities index. Such instruments may or may not bear interest or pay dividends. Under certain conditions, the redemption value of a hybrid could be zero.

Hybrids can have volatile prices and limited liquidity, and their use may not be successful.

Operating policy Fund investments in hybrid instruments are limited to 10% of total assets.

Currency Derivatives

Funds that invest in foreign securities may attempt to hedge their exposure to potentially unfavorable currency changes. The primary means of doing this is through the use of forward currency exchange contracts, which are contracts between two counterparties to exchange one currency for another on a future date at a specified exchange rate. However, futures, swaps, and options on foreign currencies may also be used. In certain circumstances, a fund may use currency derivatives to substitute a different currency for the currency in which the investment is denominated, a strategy known as proxy hedging. If a fund were to engage in any of these foreign currency transactions, it could serve to protect the fund’s foreign securities from adverse currency movements relative to the U.S. dollar, although the fund may also use currency derivatives in an effort to gain exposure to a currency expected to appreciate in value versus other currencies. As a result, a fund could be invested in a currency without holding any securities denominated in that currency. Such transactions involve, among other risks, the risk that anticipated currency movements will not occur, which could reduce a fund’s total return. There are certain markets, including many emerging markets, where it is not possible to engage in effective foreign currency hedging.

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Investments in Other Investment Companies

A fund may invest in other investment companies, including open-end funds, closed-end funds, and exchange-traded funds.

A fund may purchase the securities of another investment company to temporarily gain exposure to a portion of the market while awaiting purchase of securities or as an efficient means of gaining exposure to a particular asset class. The fund might also purchase shares of another investment company to gain exposure to the securities in the investment company’s portfolio at times when the fund may not be able to buy those securities directly. Any investment in another investment company would be consistent with the fund’s objective and investment program.

The risks of owning another investment company are generally similar to the risks of investing directly in the securities in which that investment company invests. However, an investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the fund’s performance. In addition, because closed-end funds and exchange-traded funds trade on a secondary market, their shares may trade at a premium or discount to the actual net asset value of their portfolio securities and their shares may have greater volatility because of the potential lack of liquidity.

As a shareholder of an investment company not sponsored by T. Rowe Price, the fund must pay its pro-rata share of that investment company’s fees and expenses. The fund’s investments in non-T. Rowe Price investment companies are subject to the limits that apply to investments in other funds under the Investment Company Act of 1940 or under any applicable exemptive order.

A fund may also invest in certain other T. Rowe Price funds as a means of gaining efficient and cost-effective exposure to certain asset classes, provided the investment is consistent with the fund’s investment program and policies. Such an investment could allow the fund to obtain the benefits of a more diversified portfolio than might otherwise be available through direct investments in the asset class, and will subject the fund to the risks associated with the particular asset class. Examples of asset classes in which other T. Rowe Price mutual funds concentrate their investments include high yield bonds, floating rate loans, international bonds, emerging market bonds, stocks of companies involved in activities related to real assets, and emerging market stocks. If the fund invests in another T. Rowe Price fund, the management fee paid by the fund will be reduced to ensure that the fund does not incur duplicate management fees as a result of its investment.

Illiquid Securities

Some fund holdings may be considered illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold in the ordinary course of business within seven days at approximately the prices at which they are valued. The determination of liquidity involves a variety of factors. Illiquid securities may include private placements that are sold directly to a small number of investors,

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usually institutions. Unlike public offerings, such securities are not registered with the SEC. Although certain of these securities may be readily sold (for example, under Rule 144A of the Securities Act of 1933) and therefore deemed liquid, others may have resale restrictions and be considered illiquid. The sale of illiquid securities may involve substantial delays and additional costs, and a fund may only be able to sell such securities at prices substantially less than what it believes they are worth.

Operating policy Fund investments in illiquid securities are limited to 15% of net assets.

Types of Investment Management Practices

Reserve Position

A certain portion of fund assets may be held in reserves. Fund reserve positions can consist of: 1) shares of a T. Rowe Price internal money fund or short-term bond fund; 2) short-term, high-quality U.S. and foreign dollar-denominated money market securities, including repurchase agreements; and 3) U.S. dollar or non-U.S. dollar currencies. For temporary, defensive purposes, there is no limit on a fund’s holdings in reserves. If a fund has significant holdings in reserves, it could compromise the fund’s ability to achieve its objectives. The reserve position provides flexibility in meeting redemptions, paying expenses and managing cash flows into a fund, and can serve as a short-term defense during periods of unusual market volatility. Non-U.S. dollar reserves are subject to currency risk.

Borrowing Money and Transferring Assets

A fund may borrow from banks, other persons, and other T. Rowe Price funds for temporary emergency purposes to facilitate redemption requests, or for other purposes consistent with fund policies as set forth in this prospectus. Such borrowings may be collateralized with fund assets, subject to restrictions.

Fundamental policy Borrowings may not exceed 33 1/3% of total assets.

Operating policy A fund will not transfer portfolio securities as collateral except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33 1/3% of total assets. A fund will not purchase additional securities when borrowings exceed 5% of total assets.

Lending of Portfolio Securities

A fund may lend its securities to broker-dealers, other institutions, or other persons to earn additional income. Risks include the potential insolvency of the broker-dealer or other borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform as well as expected.

Fundamental policy The value of loaned securities may not exceed 33 1/3% of total assets.

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Portfolio Turnover

Turnover is an indication of frequency of trading. A fund will not generally trade in securities for short-term profits, but when circumstances warrant, securities may be purchased and sold without regard to the length of time held. Each time a fund purchases or sells a security, it incurs a cost. This cost is reflected in its net asset value but not in its operating expenses. The higher the turnover rate, the higher the transaction costs and the greater the impact on a fund’s total return. Higher turnover can also increase the possibility of taxable capital gain distributions. The fund’s portfolio turnover rates are shown in the Financial Highlights table.

DISCLOSURE OF FUND PORTFOLIO INFORMATION

Each T. Rowe Price fund’s portfolio holdings are disclosed on a regular basis in its semiannual and annual shareholder reports, and on Form N-Q, which is filed with the SEC within 60 days of the fund’s first and third fiscal quarter-end. The money funds also file detailed month-end portfolio holdings information with the SEC each month. Such information will be made available to the public 60 days after the end of the month to which the information pertains. In addition, the funds disclose their calendar quarter-end portfolio holdings on troweprice.com 15 calendar days after each quarter. Under certain conditions, up to 5% of a fund’s holdings may be included in this portfolio list without being individually identified. Generally, securities would not be individually identified if they are being actively bought or sold and it is determined that the quarter-end disclosure of the holding could be harmful to the fund. A security will not be excluded for these purposes from a fund’s quarter-end holdings disclosure for more than one year. Money funds also disclose their month-end portfolio holdings on troweprice.com five business days after each month. The quarter-end portfolio holdings will remain on the website for one year and the month-end money fund portfolio holdings will remain on the website for six months. Each fund also discloses its 10 largest holdings on troweprice.com on the seventh business day after each month-end. These holdings are listed in alphabetical order along with the aggregate percentage of the fund’s total assets that these 10 holdings represent. Each monthly top 10 list will remain on the website for six months. A description of T. Rowe Price’s policies and procedures with respect to the disclosure of portfolio information is available in the Statement of Additional Information and through troweprice.com.

FINANCIAL HIGHLIGHTS

The Financial Highlights table, which provides information about the fund’s financial history, is based on a single share outstanding throughout the periods shown. The

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table is part of the fund’s financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions and no payment of any applicable account or redemption fees). The financial statements in the annual report were audited by the fund’s independent registered public accounting firm, PricewaterhouseCoopers LLP.

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Financial Highlights

	Year ended December 31
	2009		2010		2011		2012		2013
Net asset value, beginning of period	$13.95		$18.16		$20.31		$20.62		$22.25
Income From Investment Operations
Net investment income*	0.37	a	0.34	a	0.37	a	0.39	a	0.30	a
Net gains or losses on securities (both realized and unrealized)	4.24		2.21		0.27		2.63		4.65
Total from investment operations	4.61		2.55		0.64		3.02		4.95
Less Distributions
Dividends (from net investment income)	(0.40)		(0.35)		(0.33)		(0.41)		(0.29)
Distributions (from capital gains)	—		(0.05)		—		(0.98)		(1.25)
Returns of capital	—		—		—		—		—
Total distributions	(0.40)		(0.40)		(0.33)		(1.39)		(1.54)
Net asset value, end of period	$18.16		$20.31		$20.62		$22.25		$25.66
Total return	33.05	%a	14.07	%a	3.19	%a	14.70	%a	22.43	%a
Ratios/Supplemental Data
Net assets, end of period (in millions)	$9,157		$10,462		$10,847		$13,380		$18,352
Ratio of expenses to average net assets	0.74	%a	0.71	%a	0.71	%a	0.71	%a	0.71	%a
Ratio of net income to average net assets	2.35	%a	1.81	%a	1.77	%a	1.73	%a	1.22	%a
Portfolio turnover rate	86.0%		66.3%		81.3%		60.3%		57.1%

* Per share amounts calculated using average shares outstanding method.

a Excludes expenses permanently waived 0.01%, 0.01%, 0.01%, 0.01% and 0.01% of average net assets for the years ended 12/31/13, 12/31/12, 12/31/11, 12/31/10 and 12/31/09, respectively, related to investments in T. Rowe Price mutual funds.

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ACCOUNT REQUIREMENTS AND TRANSACTION INFORMATION

If you are purchasing fund shares through a third-party intermediary, contact the intermediary for information regarding its policies on purchasing, exchanging, and redeeming fund shares, as well as initial and subsequent investment minimums.

Tax Identification Number

We must have your correct Social Security number or employer identification number on a signed New Account form or W-9 Form. Otherwise, federal law requires the funds to withhold a percentage of your dividends, capital gain distributions, and redemptions and may subject you to an Internal Revenue Service fine. If this information is not received within 60 days after your account is established, your account may be redeemed at the fund’s then-current net asset value.

Transaction Confirmations

We send immediate confirmations for most of your fund transactions. However, certain transactions, such as systematic purchases, dividend reinvestments, checkwriting redemptions for money funds, and transactions in money funds used as a T. Rowe Price Brokerage sweep account, do not receive an immediate transaction confirmation but are reported on your account statement. Please review transaction confirmations and account statements as soon as you receive them and promptly report any discrepancies to Shareholder Services by calling 1-800-225-5132.

Employer-Sponsored Retirement Plans and Institutional Accounts

Transaction procedures in the following sections may not apply to employer-sponsored retirement plans and institutional accounts. For procedures regarding employer-sponsored retirement plans, please call T. Rowe Price Trust Company or consult your plan administrator. For institutional account procedures, please call your designated account manager or service representative. For information on all retirement plans, please call 1-800-492-7670.

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We do not accept third-party checks for initial purchases; however, we do accept third-party checks for subsequent purchases. In addition, T. Rowe Price does not accept purchases by cash, traveler’s checks, or credit card checks.

OPENING A NEW ACCOUNT

$2,500 minimum initial investment; $1,000 for retirement accounts and Uniform Gifts to Minors Act/Uniform Transfers to Minors Act accounts ($25,000 minimum initial investment for Summit Funds only)

Important Information About Opening an Account

Pursuant to federal law, all financial institutions must obtain, verify, and record information that identifies each person or entity that opens an account. This information is needed not only for the account owner and any other person who opens the account, but also for any person who has authority to act on behalf of the account.

When you open an account, you will be asked for the name, residential street address, date of birth, and Social Security number or employer identification number for each account owner and person(s) opening an account on behalf of others, such as custodians, agents, trustees, or other authorized signers. Corporate and other institutional accounts require documents showing the existence of the entity (such as articles of incorporation or partnership agreements) to open an account. Certain other fiduciary accounts (such as trusts or power of attorney arrangements) require documentation, which may include an original or certified copy of the trust agreement or power of attorney to open an account. For more information, call Investor Services at
1-800-638-5660.

We will use this information to verify the identity of the person(s)/entity opening the account. We will not be able to open your account until we receive all of this information. If we are unable to verify your identity, we are authorized to take any action permitted by law. (See Rights Reserved by the Funds.)

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The funds are generally available only to investors residing in the United States. In addition, purchases in state tax-free funds are limited to investors living in states where the fund is available for sale. The address of record on your account must be located in one of these states, or you will be restricted from purchasing fund shares. Contact Investor Services for more information.

Account Registration

If you own other T. Rowe Price funds, you should consider registering any new account identically to your existing accounts so you can exchange shares among them easily. (The name(s) of the account owner(s) and the account type must be identical.)

For joint accounts or other types of accounts owned or controlled by more than one party, either owner/party has complete authority to act on behalf of all and give instructions concerning the account without notice to the other party. T. Rowe Price may, in its sole discretion, require written authorization from all owners/parties to act on the account for certain transactions (for example, to transfer ownership).

By Mail

Please make your check payable to T. Rowe Price Funds (otherwise it may be returned), and send your check, together with the New Account form, to the appropriate address below:

via U.S. Postal Service
T. Rowe Price Account Services
P.O. Box 17300
Baltimore, MD 21297-1300

via private carriers/overnight services
T. Rowe Price Account Services
Mail Code 17300
4515 Painters Mill Road
Owings Mills, MD 21117-4903

Note: Please use the correct address to avoid a delay in opening your new account.

By Wire	Visit us online at troweprice.com or call Investor Services for an account number and wire transfer instructions.

T. Rowe Price	44

In order to obtain an account number, you must supply the name, date of birth, Social Security number or employer identification number, and residential or business street address for each owner on the account.

Complete a New Account form and mail it to one of the appropriate T. Rowe Price addresses listed under By Mail.

Note: Although the purchase will be made, services may not be established and Internal Revenue Service penalty withholding may occur until we receive a signed New Account form.

Online	You can open a new mutual fund account online. Go to troweprice.com/newaccount to choose the type of account you wish to open.

To open an account electronically, you must be a U.S. citizen residing in the U.S. or a resident alien and not subject to Internal Revenue Service backup withholding. Additionally, you must provide consent to receive certain documents electronically.

You will have the option of providing your bank account information that will enable you to make electronic funds transfers to and from your bank account. To set up this banking service online, additional steps will be taken to verify your identity.

By Exchange

Visit us online at troweprice.com (see Automated Services under Information About Your Services) or call Shareholder Services. The new account will have the same registration as the account from which you are exchanging. Services for the new account may be carried over by telephone request if they are preauthorized on the existing account. For limitations on exchanging, please see Transaction Procedures and Special Requirements—Excessive and Short-Term Trading.

In Person	Drop off your New Account form at any Investor Center location listed on the back cover and obtain a receipt.

Investing With T. Rowe Price	45

PURCHASING ADDITIONAL SHARES

$100 minimum per fund account for all additional purchases, including those made through Automatic Asset Builder (all funds except Summit Funds); $100 minimum per fund account for additional purchases through Automatic Asset Builder and $1,000 for all other additional purchases (Summit Funds)

By Automated Clearing House	Visit us online at troweprice.com or call Shareholder Services if you have established electronic transfers using the Automated Clearing House system.

By Wire

Go to troweprice.com or call Shareholder Services for wire transfer instructions. T. Rowe Price must receive the wire by the close of the New York Stock Exchange (normally 4 p.m. ET) to receive that day’s share price. There is no assurance that you will receive the share price for the same day you initiated the wire from your financial institution.

By Mail

1. Make your check payable to T. Rowe Price Funds (otherwise it may be returned).

2. Mail the check to us at the following address with either a fund reinvestment slip or a note indicating the fund you want to purchase and your fund account number.

3. Please use the correct address to avoid a delay in processing your transaction and remember to provide your account number and the fund name on the memo line of your check.

via U.S. Postal Service T. Rowe Price Account Services P.O. Box 17300 Baltimore, MD 21297-1300 (To send mail directly to T. Rowe Price via private carriers and overnight services, see previous section.)

Your transaction will receive the share price for the business day that the request is received by T. Rowe Price prior to the close of the New York Stock Exchange (normally 4 p.m. ET) (not the day the request is received at the P.O. Box).

By Automatic Asset Builder	Fill out the Automatic Asset Builder section on the New Account form or Shareholder Services form.

T. Rowe Price	46

EXCHANGING AND REDEEMING SHARES

Exchange Service

You can move money from one account to an existing, identically registered account or open a new identically registered account. For taxable accounts, an exchange from one fund to another is considered a sale and purchase for tax purposes. (Exchanges into a state tax-free fund are limited to investors living in states where the fund is available.) For exchange policies, please see Transaction Procedures and Special Requirements—Excessive and Short-Term Trading Policy.

Redemptions

Redemption proceeds can be mailed to your account address, sent by Automated Clearing House transfer to your bank, or wired to your bank (provided your bank information is already on file). Redemption proceeds of less than $5,000 sent by wire are subject to a $5 fee paid to the fund. Please note that large purchase and redemption requests initiated through automated services, including the National Securities Clearing Corporation, may be rejected and, in such instances, the transaction must be placed by contacting a service representative.

If you request to redeem a specific dollar amount, and the market value of your account is less than the amount of your request, your redemption will not be processed and you will need to submit a new redemption request in proper form. If you change your address on an account, proceeds will not be mailed to the new address for 15 calendar days after the address change, unless we receive a signature guaranteed letter of instruction.

Some of the T. Rowe Price funds may impose a redemption fee. Check the fund’s prospectus under Contingent Redemption Fee in Pricing Shares and Receiving Sale Proceeds. The fee is paid to the fund.

For redemptions by check or electronic transfer, please see Information About Your Services.

Investing With T. Rowe Price	47

Online

Visit us online at troweprice.com. Customers with Account Access (our secure self-service Web platform for individual investors) can electronically exchange shares between identically registered T. Rowe Price accounts and electronically redeem shares from their mutual fund accounts.

By Phone

You can call Shareholder Services at 1-800-225-5132 to place your transaction. If you find our phones busy during unusually volatile markets, please consider placing your order online through troweprice.com.

By Mail

For each account involved, provide the account name and number, fund name, and exchange or redemption amount. For exchanges, be sure to specify any fund you are exchanging out of and the fund or funds you are exchanging into. T. Rowe Price may require a signature guarantee of all registered owners (see Transaction Procedures and Special Requirements—Signature Guarantees). Please use one of the following addresses:

For nonretirement and individual retirement accounts:
via U.S. Postal Service
T. Rowe Price Account Services
P.O. Box 17302
Baltimore, MD 21297-1302

via private carriers/overnight services
T. Rowe Price Account Services
Mail Code 17302
4515 Painters Mill Road
Owings Mills, MD 21117-4903

For employer-sponsored retirement accounts:
via U.S. Postal Service
T. Rowe Price Trust Company
P.O. Box 17479
Baltimore, MD 21297-1479

via private carriers/overnight services
T. Rowe Price Trust Company
Mail Code 17479
4515 Painters Mill Road
Owings Mills, MD 21117-4903

T. Rowe Price	48

For requests that are not sent via private carriers or overnight services, your transaction will receive the share price for the business day that the request is received by T. Rowe Price prior to the close of the New York Stock Exchange (normally 4 p.m. ET) (not the day the request is received at the P.O. Box).

Requests for redemptions from employer-sponsored retirement accounts may be required to be in writing; please call T. Rowe Price Trust Company or your plan administrator for instructions. Individual retirement account distributions may be requested in writing or by telephone; please call Shareholder Services to obtain an Individual Retirement Account Distribution form or an Individual Retirement Account Shareholder Services form to authorize the telephone redemption service.

RIGHTS RESERVED BY THE FUNDS

T. Rowe Price funds and their agents, in their sole discretion, reserve the following rights: (1) to waive or lower investment minimums; (2) to accept initial purchases by telephone; (3) to refuse any purchase or exchange order; (4) to cancel or rescind any purchase or exchange order placed through an intermediary no later than the business day after the order is received by the intermediary (including, but not limited to, orders deemed to result in excessive trading, market timing, or 5% ownership); (5) to cease offering fund shares at any time to all or certain groups of investors; (6) to freeze any account and suspend account services when notice has been received of a dispute regarding the ownership of the account, or a legal claim against an account, upon initial notification to T. Rowe Price of a shareholder’s death until T. Rowe Price receives required documentation in good order, or if there is reason to believe a fraudulent transaction may occur; (7) to otherwise modify the conditions of purchase and modify or terminate any services at any time; (8) to waive any wire, small account, maintenance, or fiduciary fees charged to a group of shareholders; (9) to act on instructions reasonably

Investing With T. Rowe Price	49

believed to be genuine; (10) to involuntarily redeem an account at the net asset value calculated the day the account is redeemed, in cases of threatening conduct, suspected fraudulent or illegal activity, or if the fund or its agent is unable, through its procedures, to verify the identity of the person(s) or entity opening an account; and (11) for money funds, to suspend redemptions and postpone the payment of proceeds to facilitate an orderly liquidation of the fund.

INFORMATION ABOUT YOUR SERVICES

Shareholder Services 1-800-225-5132 Investor Services 1-800-638-5660

Many services are available to you as a shareholder; some you receive automatically, and others you must authorize or request on the New Account form. By signing up for services on the New Account form, you avoid having to complete a separate form at a later time and obtain a signature guarantee. This section discusses some of the services currently offered.

Retirement Plans

We offer a wide range of plans for individuals, institutions, and large and small businesses: Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEP-IRAs, 401(k)s, and 403(b)(7)s. For information on individual retirement accounts or our no-load variable annuity (for existing variable annuity contract holders), call Investor Services. For information on all other retirement plans, please call 1-800-492-7670.

T. Rowe Price	50

Investing for College Expenses	We can help you save for future college expenses on a tax-advantaged basis.

529 Plans
T. Rowe Price manages three 529 plans that are available directly to investors: the T. Rowe Price College Savings Plan (a national plan sponsored by the Education Trust of Alaska), the Maryland College Investment Plan, and the University of Alaska College Savings Plan. Account earnings are federal income tax-free when used for qualified expenses. For more information on the T. Rowe Price College Savings Plan (national plan), call 1-800-369-3641; Maryland College Investment Plan, call 1-888-4-MD-GRAD; and University of Alaska College Savings Plan, call
1-866-277-1005.

Automated Services	Online Account Access You can sign up online to conduct account transactions through our website at troweprice.com.

Tele*AccessSM 1-800-638-2587 24-hour service via a toll-free number enables you to access information on fund performance, prices, distributions, account balances, and your latest transactions.

Plan Account Line 1-800-401-3279 This 24-hour service is similar to Tele*AccessSM but is designed specifically to meet the needs of retirement plan investors.

By Telephone and In Person	Purchase, redeem, or exchange shares by calling one of our service representatives or by visiting one of our Investor Center locations listed on the back cover.

Electronic Transfers

By Automated Clearing House
This free service allows you to move as little as $100 or as much as $250,000 between your bank account and fund account using the Automated Clearing House system. Enter instructions via your personal computer or call Shareholder Services.

Investing With T. Rowe Price	51

By Wire Electronic transfers can be conducted via bank wire. There is a $5 fee for wire redemptions under $5,000, and your bank may charge for incoming or outgoing wire transfers regardless of size.

Checkwriting

(Not available for equity funds or the Credit Opportunities, Emerging Markets Bond, Emerging Markets Corporate Bond, Emerging Markets Local Currency Bond, Floating Rate, High Yield, International Bond, or U.S. Bond Enhanced Index Funds.) You may write an unlimited number of free checks on any money fund and most bond funds, with a minimum of $500 per check. Keep in mind, however, that a check results in a redemption; a check written on a bond fund will create a taxable event that you and we must report to the Internal Revenue Service.

Automatic Investing

Automatic Asset Builder
You can instruct us to automatically transfer money from your bank account, or you can instruct your employer to send all or a portion of your paycheck to the fund or funds you designate. Each systematic purchase must be at least $100 per fund account to be eligible for the Automatic Asset Builder service. Minimum initial purchase requirements will still apply.

Automatic Exchange You can set up systematic investments from one fund account into another, such as from a money fund into a stock fund.

T. Rowe Price	52

T. ROWE PRICE BROKERAGE

To Open a Brokerage Account 1-800-638-5660 For Existing Brokerage Customers 1-800-225-7720

Investments available through our Brokerage service include stocks, options, bonds, and other securities at commission savings over full-service brokers.* We also provide a wide range of services, including:

Automated Telephone and Computer Services
You can enter stock and option orders, access quotes, and review account information around the clock by phone with Tele-Trader or via the Internet with Account Access-Brokerage.

Investor Information
A variety of informative reports, such as our Brokerage Insights series, as well as access to online research tools can help you better evaluate economic trends and investment opportunities.

Dividend Reinvestment Service
If you elect to participate in this service, the cash dividends from the eligible securities held in your account will automatically be reinvested in additional shares of the same securities free of charge. Most securities listed on national securities exchanges or NASDAQ are eligible for this service.

*Services vary by firm.

T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member FINRA/SIPC.

INVESTMENT INFORMATION

To help you monitor your investments and make decisions that accurately reflect your financial goals, T. Rowe Price offers a wide variety of information in addition to account statements. Most of this information is also available on our website at troweprice.com.

If your account has no activity in it for a certain period of time, T. Rowe Price may be required to transfer your account to the appropriate state under its abandoned property laws.

Investing With T. Rowe Price	53

A note on mailing procedures: If two or more members of a household own the same fund, we economize on fund expenses by sending only one fund report and prospectus. If you need additional copies or do not want your mailings to be “householded,” please call Shareholder Services at 1-800-225-5132 or write to us at P.O. Box 17630, Baltimore, MD 21297-1630.

Shareholder Reports Fund managers’ annual and semiannual reviews of their strategies and performance.

The T. Rowe Price Report A quarterly investment newsletter discussing markets and financial strategies and including the Performance Update, a review of all T. Rowe Price fund results.

Insights Educational reports on investment strategies and financial markets.

Investment Guides Funds Guide, International Investing Guide, Required Minimum Distribution (RMD) Guide, and Retirement Savings Guide.

T. Rowe Price	54

T. ROWE PRICE PRIVACY POLICY

In the course of doing business with T. Rowe Price, you share personal and financial information with us. We treat this information as confidential and recognize the importance of protecting access to it.

You may provide information when communicating or transacting business with us in writing, electronically, or by phone. For instance, information may come from applications, requests for forms or literature, and your transactions and account positions with us. On occasion, such information may come from consumer reporting agencies and those providing services to us.

We do not sell information about current or former customers to any third parties, and we do not disclose it to third parties unless necessary to process a transaction, service an account, or as otherwise permitted by law. We may share information within the T. Rowe Price family of companies in the course of providing or offering products and services to best meet your investing needs. We may also share that information with companies that perform administrative or marketing services for T. Rowe Price, with a research firm we have hired, or with a business partner, such as a bank or insurance company with which we are developing or offering investment products. When we enter into such a relationship, our contracts restrict the companies’ use of our customer information, prohibiting them from sharing or using it for any purposes other than those for which they were hired.

We maintain physical, electronic, and procedural safeguards to protect your personal information. Within T. Rowe Price, access to such information is limited to those who need it to perform their jobs, such as servicing your accounts, resolving problems, or informing you of new products or services. Finally, our Code of Ethics, which applies to all employees, restricts the use of customer information and requires that it be held in strict confidence.

This Privacy Policy applies to the following T. Rowe Price family of companies: T. Rowe Price Associates, Inc.; T. Rowe Price Advisory Services, Inc.; T. Rowe Price Investment Services, Inc.; T. Rowe Price Trust Company; and the T. Rowe Price Funds.

To help you achieve your financial goals, T. Rowe Price offers a wide range of stock, bond, and money market investments, as well as convenient services and informative reports.

For mutual fund or T. Rowe Price Brokerage information

Investor Services

1-800-638-5660

For existing accounts

Shareholder Services

1-800-225-5132

For the hearing impaired

1-800-367-0763

For performance, prices, or account information

Tele*AccessSM

24 hours, 7 days
1-800-638-2587

Internet address

troweprice.com

Plan Account Line

For retirement plan investors: The appropriate 800 number appears on your retirement account statement.

Investor Centers

For directions, call
1-800-225-5132 or
visit our website

Baltimore Area

Downtown

105 East Lombard
Street

Owings Mills

Three Financial Center
4515 Painters Mill Road

Colorado Springs

2260 Briargate Parkway

Tampa 4211 W. Boy Scout Boulevard 8th Floor Washington, D.C. Area Downtown 1000 Connecticut Avenue, N.W. Suite A-100 Tysons Corner 1600 Tysons Boulevard Suite 150 McLean, Virginia

A Statement of Additional Information for the T. Rowe Price family of funds, which includes additional information about the funds, has been filed with the SEC and is incorporated by reference into this prospectus. Further information about fund investments, including a review of market conditions and the manager’s recent investment strategies and their impact on performance during the past fiscal year, is available in the annual and semiannual shareholder reports. To obtain free copies of any of these documents, or for shareholder inquiries, call 1-800-638-5660. These documents and updated performance information are available through troweprice.com.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the SEC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, Washington, D.C. 20549-1520.

T. Rowe Price Associates, Inc. 100 East Pratt Street Baltimore, MD 21202

1940 Act File No. 811-4519	F72-040 5/1/14

PROSPECTUS
PACLX

May 1, 2014

T. Rowe Price Capital Appreciation Fund–Advisor Class

A relatively conservative stock fund seeking long-term capital appreciation through common stocks as well as fixed income securities. This class of shares is sold only through financial intermediaries.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

1	Summary

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the Federal Deposit Insurance Corporation, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

Capital Appreciation Fund–Advisor Class 1
2	Information About Accounts in T. Rowe Price Funds

Pricing Shares and Receiving Sale Proceeds 7

Useful Information on Distributions and Taxes 11

Transaction Procedures and Special Requirements 15

Distribution, Shareholder Servicing, and Recordkeeping Fees 19

3	More About the Fund
Organization and Management 21 More Information About the Fund and Its Investment Risks 23 Investment Policies and Practices 27 Disclosure of Fund Portfolio Information 35 Financial Highlights 35
4	Investing With T. Rowe Price
Account Requirements and Transaction Information 38 Purchasing Additional Shares 40 Exchanging and Redeeming Shares 40 Rights Reserved by the Funds 41 T. Rowe Price Privacy Policy 42

SUMMARY

Investment Objective

The fund seeks long-term capital appreciation by investing primarily in common stocks. It may also hold fixed income and other securities to help preserve principal value.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Fees and Expenses of the Fund’s Advisor Class

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.60%

Distribution and service (12b-1) fees	0.25%

Other expenses	0.17%

Total annual fund operating expenses	1.02%

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$104	$325	$563	$1,248

Portfolio Turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 57.1% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies The fund will normally invest at least 50% of its total assets in the common stocks of established U.S. companies that we believe have above-average potential for capital growth. The remaining assets are generally invested in convertible securities, corporate and government debt (including mortgage- and asset-backed securities), bank loans (which represent an interest in amounts owed by a borrower to a syndicate of lenders), and foreign securities, in

T. Rowe Price	2

keeping with the fund’s objective. The fund may invest up to 25% of its total assets in foreign securities.

The fund’s investments in common stocks generally fall into one of two categories: the larger category comprises long-term core holdings whose prices when we buy them are considered low in terms of company assets, earnings, or other factors; the smaller category comprises opportunistic investments whose prices we expect to rise in the short term but not necessarily over the long term. There are no limits on the market capitalization of the issuers of the stocks in which the fund invests. Since we attempt to prevent losses as well as achieve gains, we typically use a value approach in selecting investments. Our in-house research team seeks to identify companies that seem undervalued by various measures, such as price/book value, and may be temporarily out of favor but we believe have good prospects for capital appreciation. We may establish relatively large positions in companies we find particularly attractive.

We work as hard to reduce risk as to maximize gains and may seek to realize gains rather than lose them in market declines. In addition, we search for attractive risk/reward values among all types of securities. The portion of the fund invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the fund’s cash reserves may reflect the portfolio manager’s ability to find companies that meet valuation criteria rather than his market outlook.

The fund may purchase bonds, convertible securities and bank loans for their income or other features or to gain additional exposure to a company. Maturity and quality are not necessarily major considerations and there are no limits on the maturities or credit ratings of the debt instruments in which the fund invests. The fund may invest up to 25% of its total assets in below investment-grade debt securities (“junk bonds”) and bank loans and up to 10% of its total assets in mortgage- and asset-backed securities. The fund also writes (i.e., sells) call options, primarily in an effort to protect against downside risk or to generate additional income.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Summary	3

Risks of stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Small- and mid-cap stock risk Because the fund may invest in companies of any size, its share price could be more volatile than a fund that invests only in large companies. Small- and medium-sized companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. Smaller companies may have limited trading markets and tend to be more sensitive to changes in overall economic conditions.

Investment style risk Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The fund’s value approach to investing could cause it to underperform other stock funds that employ a different investment style. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.

Risks of bond investing Bonds have three main sources of risk. Interest rate risk is the risk that a rise in interest rates will cause the price of a debt security held by the fund to fall. Securities with longer maturities typically suffer greater declines than those with shorter maturities. Mortgage-backed securities can react somewhat differently to interest rate changes because falling rates can cause losses of principal due to increased mortgage prepayments and rising rates can lead to decreased prepayments and greater volatility. Credit risk is the risk that an issuer of a debt security will default (fail to make scheduled interest or principal payments), potentially reducing the fund’s income level and share price. This risk is increased when a security is downgraded or the perceived creditworthiness of the issuer deteriorates. Liquidity risk is the risk that the fund may not be able to sell a holding in a timely manner or at a desired price.

Because a significant portion of the fund’s bond investments may be rated below investment-grade, also known as high yield or junk bonds, the fund is exposed to greater volatility than if it invested mainly in investment-grade bonds. High yield bond issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. Accordingly, the securities they issue carry a higher risk of default and should be considered speculative. The fund’s exposure to credit risk, in particular, is increased to the extent it invests in high yield bonds.

Convertible securities risk To the extent the fund invests in convertible securities, it is subject to market risk, credit and interest rate risk, and other risks associated with

T. Rowe Price	4

both equity and fixed income securities, depending on the price of the underlying security and the conversion price. A convertible security may be called back by the issuer prior to maturity at a price that is disadvantageous to the fund. In addition, convertible securities are typically issued by smaller capitalized companies whose stock prices are more volatile than companies that have access to more conventional means of raising capital.

Bank loan risk To the extent the fund invests in bank loans, it is exposed to additional risks beyond those normally associated with more traditional debt securities. The fund’s ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower. Even with secured loans, there is no assurance that the collateral securing the loan will be sufficient to satisfy the loan obligation. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price.

Foreign investing risk This is the risk that the fund’s investments in foreign securities may be adversely affected by political, social, and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar.

Options risk To the extent the fund uses options, it is exposed to additional volatility and potential losses. Writing call options exposes the fund to the risk that the underlying security may not move in the direction anticipated by the portfolio manager, requiring the fund to buy or sell the security at a price that is disadvantageous to the fund. Certain call options carry a potentially unlimited risk of loss.

Performance The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Summary	5

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Average Annual Total Returns
	Periods ended
	December 31, 2013
			Since inception
	1 Year	5 Years	(12/31/04)
Capital Appreciation Fund-Advisor Class
Returns before taxes	22.06%	16.73%	7.99%
Returns after taxes on distributions	20.04	15.81	6.96
Returns after taxes on distributions
and sale of fund shares	13.40	13.42	6.31
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	32.39	17.94	7.03
Lipper Mixed-Asset Target Allocation Growth Funds Index	20.33	14.09	6.43

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.

Management

Investment Adviser T. Rowe Price Associates, Inc. (T. Rowe Price)

T. Rowe Price	6

Portfolio Manager	Title	Managed Fund Since	Joined Investment Adviser
David R. Giroux	Chairman of Investment Advisory Committee	2006	1998

Purchase and Sale of Fund Shares

Subject to certain exceptions, the fund will be closed to new investors and new accounts after the close of the New York Stock Exchange on June 30, 2014. Investors who already hold shares of the fund after June 30, 2014, may continue to purchase additional shares. You should check with your financial intermediary to determine your eligibility to purchase shares of the fund.

Generally, the fund’s minimum initial investment requirement is $2,500 and the fund’s minimum subsequent investment requirement is $100. However, your financial intermediary may impose different investment minimums.

You may purchase, redeem, or exchange shares of the fund on any day the New York Stock Exchange is open for business. You must purchase, redeem, and exchange shares through your financial intermediary.

Tax Information

Any dividends or capital gains are declared and paid annually, usually in December. Distributions by the fund, whether or not you reinvest these amounts in additional fund shares, may be taxed as ordinary income or capital gains unless you invest through a tax-deferred account. A redemption or exchange of fund shares may be taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Information About Accounts in T. Rowe Price Funds	2

As a T. Rowe Price shareholder, you will want to know about the following policies and procedures that apply to Advisor Class accounts in the T. Rowe Price family of funds.

PRICING SHARES AND RECEIVING SALE PROCEEDS

How and When Shares Are Priced

The share price, also called the “net asset value,” for each class of shares is calculated at the close of the New York Stock Exchange (normally 4 p.m. ET) each day that the exchange is open for business. To calculate the net asset value, the fund’s assets are valued and totaled; liabilities are subtracted; and each class’s proportionate share of the balance, called net assets, is divided by the number of shares outstanding of that class. Market values are used to price portfolio holdings for which market quotations are readily available. Market values generally reflect the prices at which securities actually trade or represent prices that have been adjusted based on evaluations and information provided by the fund’s pricing services. If a market value for a security is not available or normal valuation procedures are deemed to be inappropriate, the fund will make a good faith effort to assign a fair value to the security by taking into account various factors that have been approved by the fund’s Board of Directors/Trustees. This value may differ from the value the fund receives upon sale of the securities. Amortized cost is used to price securities held by money funds and certain other debt securities held by a fund. Investments in other mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

Non-U.S. equity securities are valued on the basis of their most recent closing market prices at 4 p.m. ET, except under the circumstances described below. Most foreign markets close before 4 p.m. ET. For example, the most recent closing prices for securities traded in certain Asian markets may be as much as 15 hours old at 4 p.m. ET. If a fund determines that developments between the close of a foreign market and the close of the New York Stock Exchange will, in its judgment, materially affect the value of some or all of the fund’s securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. In deciding whether to make these adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value certain securities or a group of securities in other situations—for example, when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing market prices

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and information used for adjusting those prices and to value most fixed income securities. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices. The fund also evaluates a variety of factors when assigning fair values to private placements and other restricted securities. Other mutual funds may adjust the prices of their securities by different amounts or assign different fair values than the fair value that the fund assigns to the same security.

How Your Purchase, Sale, or Exchange Price Is Determined

Advisor Class shares are intended for purchase through various third-party intermediaries, including brokers, banks, insurance companies, retirement plan recordkeepers, and others. Contact your intermediary to find out how to purchase, sell, or exchange your shares; trade deadlines; and other applicable procedures for these transactions. The intermediary may charge a fee for its services.

The fund may have an agreement with your intermediary that permits the intermediary to accept orders on behalf of the fund until the close of the New York Stock Exchange (normally 4 p.m. ET). In such cases, if your order is received by the intermediary in correct form by the close of the New York Stock Exchange and is transmitted to T. Rowe Price and paid for in accordance with the agreement, the transaction will be priced at the next net asset value computed after the intermediary received your order. If the fund does not have an agreement with your intermediary, T. Rowe Price must receive the request in correct form from your intermediary by the close of the New York Stock Exchange in order for your transaction to be priced at that business day’s net asset value.

When authorized by the fund, certain financial institutions or retirement plans purchasing fund shares on behalf of customers or plan participants through T. Rowe Price Financial Institution Services or T. Rowe Price Retirement Plan Services may place a purchase order unaccompanied by payment. Payment for these shares must be received by the time designated by the fund (not to exceed the period established for settlement under applicable regulations). If payment is not received by this time, the order may be canceled. The financial institution or retirement plan is responsible for any costs or losses incurred by the fund or T. Rowe Price if payment is delayed or not received.

Note: The time at which transactions and shares are priced and the time until which orders are accepted by the fund or an intermediary may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET. In the event of an emergency closing, a fund’s shareholders will receive the next share price calculated by the fund. There may be times when you are unable to contact us by telephone or access your account online due to extreme market activity, the unavailability of the T. Rowe Price website, or other circumstances. Should this occur, your order must still be placed and accepted by T. Rowe Price prior to the

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time the New York Stock Exchange closes to be priced at that business day’s net asset value.

How Proceeds Are Received

Normally, the fund transmits proceeds to intermediaries for redemption orders received in correct form on either the next or third business day after receipt, depending on the arrangement with the intermediary. Under certain circumstances, and when deemed to be in a fund’s best interests, proceeds may not be sent to intermediaries for up to seven calendar days after receipt of the redemption order. You must contact your intermediary about procedures for receiving your redemption proceeds.

Contingent Redemption Fee

Short-term trading can disrupt a fund’s investment program and create additional costs for long-term shareholders. For these reasons, certain T. Rowe Price funds, listed in the following table, assess a fee on redemptions (including exchanges out of a fund), which reduces the proceeds from such redemptions by the amounts indicated:

T. Rowe Price Advisor Class Funds With Redemption Fees
Fund	Redemption fee	Holding period
Credit Opportunities—Advisor Class	2%	90 days or less
Emerging Markets Corporate Bond—Advisor Class	2%	90 days or less
Emerging Markets Local Currency Bond—Advisor Class	2%	90 days or less
Floating Rate—Advisor Class	2%	90 days or less
Global Growth Stock—Advisor Class	2%	90 days or less
Global Real Estate—Advisor Class	2%	90 days or less
Global Stock—Advisor Class	2%	90 days or less
High Yield—Advisor Class	2%	90 days or less
International Bond—Advisor Class	2%	90 days or less
International Growth & Income—Advisor Class	2%	90 days or less
International Stock—Advisor Class	2%	90 days or less
Real Estate—Advisor Class	1%	90 days or less
Small-Cap Value—Advisor Class	1%	90 days or less
Tax-Free High Yield—Advisor Class	2%	90 days or less

Redemption fees are paid to a fund to deter short-term trading, offset costs, and protect the fund’s long-term shareholders. Subject to the exceptions described on the following pages, all persons holding shares of a T. Rowe Price fund that imposes a redemption fee are subject to the fee, whether the person is holding shares directly with a T. Rowe Price fund; through a retirement plan for which T. Rowe Price serves

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as recordkeeper; or indirectly through an intermediary (such as a broker, bank, or investment adviser), recordkeeper for retirement plan participants, or other third party.

Computation of Holding Period

When an investor sells shares of a fund that assesses a redemption fee, T. Rowe Price will use the “first-in, first-out” method to determine the holding period for the shares sold. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in the account. The day after the date of your purchase is considered Day 1 for purposes of computing the holding period. A redemption fee will be charged on shares sold on or before the end of the required holding period. For example, if you redeem your shares on or before the 90th day after the date of purchase, you will be assessed the redemption fee. If you purchase shares through an intermediary, consult your intermediary to determine how the holding period will be applied.

Transactions Not Subject to Redemption Fees

The T. Rowe Price funds will not assess a redemption fee with respect to certain transactions. As of the date of this prospectus, the following shares of T. Rowe Price funds will not be subject to redemption fees:

• Shares redeemed through an automated, systematic withdrawal plan;

• Shares redeemed through or used to establish certain rebalancing, asset allocation, wrap, and advisory programs, as well as non-T. Rowe Price fund-of-funds products, if approved in writing by T. Rowe Price;

• Shares purchased through the reinvestment of dividends or capital gain distributions; *

• Shares converted from one share class to another share class of the same fund;*

• Shares redeemed automatically by a fund to pay fund fees or shareholder account fees (e.g., for failure to meet account minimums);

• Shares purchased by rollover or changes of account registration within the same fund; *

• Shares redeemed to return an excess contribution from a retirement account;

• Shares of T. Rowe Price funds purchased by another T. Rowe Price fund and shares purchased by discretionary accounts managed by T. Rowe Price or one of its affiliates (please note that other shareholders of the investing T. Rowe Price fund are still subject to the policy);

• Certain transactions in defined benefit and nonqualified plans, subject to prior approval by T. Rowe Price;

• Shares that are redeemed in-kind;

• Shares transferred to T. Rowe Price or a third-party intermediary acting as a service provider when the age of the shares cannot be determined systematically; * and

• Shares redeemed in retirement plans or other products that restrict trading to no more frequently than once per quarter, if approved in writing by T. Rowe Price.

* Subsequent exchanges of these shares into funds that assess redemption fees will subject such shares to the fee.

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Redemption Fees on Shares Held in Retirement Plans

If shares are held in a retirement plan, redemption fees generally will be assessed on shares redeemed by exchange only if they were originally purchased by exchange. However, redemption fees may apply to transactions other than exchanges depending on how shares of the plan are held at T. Rowe Price or how the fees are applied by your plan’s recordkeeper. To determine which of your transactions are subject to redemption fees, you should contact T. Rowe Price or your plan recordkeeper.

Omnibus Accounts

If your shares are held through an intermediary in an omnibus account, T. Rowe Price relies on the intermediary to assess the redemption fee on underlying shareholder accounts. T. Rowe Price seeks to identify intermediaries establishing omnibus accounts and to enter into agreements requiring the intermediary to assess the redemption fees. There are no assurances that T. Rowe Price will be successful in identifying all intermediaries or that the intermediaries will properly assess the fees.

Certain intermediaries may not apply the exemptions previously listed to the redemption fee policy; all redemptions by persons trading through such intermediaries may be subject to the fee. Certain intermediaries may exempt transactions not listed from redemption fees, if approved by T. Rowe Price. Persons redeeming shares through an intermediary should check with their respective intermediary to determine which transactions are subject to the fees.

USEFUL INFORMATION ON DISTRIBUTIONS AND TAXES

Each fund intends to qualify to be treated each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. In order to qualify, a fund must satisfy certain income, diversification, and distribution requirements. A regulated investment company is not subject to U.S. federal income tax at the portfolio level on income and gains from investments that are distributed to shareholders. However, if a fund were to fail to qualify as a regulated investment company, and was ineligible to or otherwise did not cure such failure, the result would be fund-level taxation and, consequently, a reduction in income available for distribution to the fund’s shareholders.

To the extent possible, all net investment income and realized capital gains are distributed to shareholders.

Dividends and Other Distributions

Dividend and capital gain distributions are reinvested in additional fund shares in your account unless you select another option. Reinvesting distributions results in compounding, which allows you to receive dividends and capital gain distributions on an increasing number of shares.

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Interest will not accrue on amounts represented by uncashed distributions or redemption checks.

The following table provides details on dividend payments:

Dividend Payment Schedule
Fund	Dividends
Bond funds	• Shares normally begin to earn dividends on the business day after payment is received by T. Rowe Price. • Declared daily and paid on the first business day of each month.
These stock funds only: • Dividend Growth—Advisor Class • Equity Income—Advisor Class • Global Real Estate—Advisor Class • Real Estate—Advisor Class	• Declared and paid quarterly, if any, in March, June, September, and December. • Must be a shareholder on the dividend record date.
Other stock funds	• Declared and paid annually, if any, generally in December. • Must be a shareholder on the dividend record date.
Retirement Funds:
• Retirement Income—Advisor Class	• Shares normally begin to earn dividends on the business day after payment is received by T. Rowe Price. • Declared daily and paid on the first business day of each month.
• All others	• Declared and paid annually, if any, generally in December. • Must be a shareholder on the dividend record date.

Bond fund shares will earn dividends through the date of redemption. Shares redeemed on a Friday or prior to a holiday will continue to earn dividends until the next business day. Generally, if you redeem all of your bond fund shares at any time during the month, you will also receive all dividends earned through the date of redemption in the same check. When you redeem only a portion of your bond fund shares, all dividends accrued on those shares will be reinvested, or paid in cash, on the next dividend payment date. The funds do not pay dividends in fractional cents. Any dividend amount earned for a particular day on all shares held that is one-half of one cent or greater (for example, $0.016) will be rounded up to the next whole cent ($0.02), and any amount that is less than one-half of one cent (for example, $0.014) will be rounded down to the nearest whole cent ($0.01). Please note that, if the dividend payable on all shares held is less than one-half of one cent for a particular day, no dividend will be earned for that day.

If you purchase and sell your shares through an intermediary, consult your intermediary to determine when your shares begin and stop accruing dividends; the information previously described may vary.

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Capital Gain Payments

A capital gain or loss is the difference between the purchase and sale price of a security. If a fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month. If a second distribution is necessary, it is paid the following year.

Tax Information

You should contact your intermediary for the tax information that will be sent to you and reported to the Internal Revenue Service.

If you invest in the fund through a tax-deferred account, such as an individual retirement account, you will not be subject to tax on dividends and distributions from the fund or the sale of fund shares if those amounts remain in the tax-deferred account. You may receive a Form 1099-R or other Internal Revenue Service forms, as applicable, if any portion of the account is distributed to you.

If you invest in the fund through a taxable account, you generally will be subject to tax when:

• You sell fund shares, including an exchange from one fund to another.

• The fund makes dividend or capital gain distributions.

For individual shareholders, a portion of ordinary dividends representing “qualified dividend income” received by the fund may be subject to tax at the lower rates applicable to long-term capital gains rather than ordinary income. You may report it as “qualified dividend income” in computing your taxes, provided you have held the fund shares on which the dividend was paid for more than 60 days during the 121-day period beginning 60 days before the ex-dividend date. Ordinary dividends that do not qualify for this lower rate are generally taxable at the investor’s marginal income tax rate. This includes the portion of ordinary dividends derived from interest, short-term capital gains, distributions from nonqualified foreign corporations, and dividends received by the fund from stocks that were on loan. Little, if any, of the ordinary dividends paid by the Global Real Estate Fund–Advisor Class, Real Estate Fund–Advisor Class, or the bond fund Advisor Classes is expected to qualify for this lower rate.

For corporate shareholders, a portion of ordinary dividends may be eligible for the 70% deduction for dividends received by corporations to the extent the fund’s income consists of dividends paid by U.S. corporations. Little, if any, of the ordinary dividends paid by the international stock or bond fund Advisor Classes is expected to qualify for this deduction.

Regular monthly dividends from the Summit Municipal Income Fund–Advisor Class, Summit Municipal Intermediate Fund–Advisor Class, Tax-Free High Yield Fund–Advisor Class, Tax-Free Income Fund–Advisor Class, and the Tax-Free Short-Intermediate Fund–Advisor Class are expected to be exempt from federal income

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taxes. Exemption is not guaranteed since the fund has the right under certain conditions to invest in nonexempt securities. You must report your total tax-free income on Internal Revenue Service Form 1040. The Internal Revenue Service uses this information to help determine the tax status of any Social Security payments you may have received during the year. Tax-exempt dividends paid to Social Security recipients may increase the portion of benefits that is subject to tax.

Beginning in 2013, a 3.8% net investment income tax was imposed on net investment income, including interest, dividends, and capital gains of U.S. individuals with income exceeding $200,000 (or $250,000 if married filing jointly) and of estates and trusts.

Taxes on Fund Redemptions

When you sell shares in any fund, you may realize a gain or loss. An exchange from one fund to another in a taxable account is also a sale for tax purposes.

Taxes on Fund Distributions

The tax treatment of a capital gain distribution is determined by how long the fund held the portfolio securities, not how long you held the shares in the fund.
Short-term (one year or less) capital gain distributions are taxable at the same rate as ordinary income, and gains on securities held more than one year are taxed at the lower rates applicable to long-term capital gains. If you realized a loss on the sale or exchange of fund shares that you held six months or less, your short-term capital loss must be reclassified as a long-term capital loss to the extent of any long-term capital gain distributions received during the period you held the shares. For funds investing in foreign securities, distributions resulting from the sale of certain foreign currencies, currency contracts, and the foreign currency portion of gains on debt securities are taxed as ordinary income. Net foreign currency losses may cause monthly or quarterly dividends to be reclassified as returns of capital.

If the fund qualifies and elects to pass through nonrefundable foreign income taxes paid to foreign governments during the year, your portion of such taxes will be reported to you as taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for those amounts. There can be no assurance that a fund will meet the requirements to pass through foreign income taxes paid.

If a fund holds Build America Bonds or other qualified tax credit bonds and elects to pass through the corresponding interest income and any available tax credits, you will need to report both the interest income and any such tax credits as taxable income. You may be able to claim the tax credits on your federal tax return as an offset to your income tax (including alternative minimum tax) liability, but the tax credits generally are not refundable. There is no assurance, however, that a fund will elect to pass through the income and credits.

For the tax-free bond fund Advisor Classes, gains realized on the sale of market discount bonds with maturities beyond one year may be treated as ordinary income

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and cannot be offset by other capital losses. Payments received or gains realized on certain derivative transactions may result in taxable ordinary income or capital gain. To the extent the fund invests in these securities, the likelihood of a taxable gain distribution will be increased.

For the Retirement Funds, distributions by the underlying funds and changes in asset allocations may result in taxable distributions of ordinary income or capital gains.

Taxable distributions are subject to tax whether reinvested in additional shares or received in cash.

Tax Consequences of Hedging

Entering into certain transactions involving options, futures, swaps, and forward currency exchange contracts may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in a fund being required to distribute gains on such transactions even though it did not close the contracts during the year or receive cash to pay such distributions. The fund may not be able to reduce its distributions for losses on such transactions to the extent of unrealized gains in offsetting positions.

Tax Effect of Buying Shares Before an Income Dividend or Capital Gain Distribution

If you buy shares shortly before or on the record date—the date that establishes you as the person to receive the upcoming distribution—you may receive a portion of the money you just invested in the form of a taxable distribution. Therefore, you may wish to find out a fund’s record date before investing. In addition, a fund’s share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the fund has a negative return.

TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS

The Advisor Class is a share class of its respective T. Rowe Price fund and is not a separate mutual fund. The fund’s Advisor Class shares are intended for purchase through various third-party intermediaries, including brokers, banks, insurance companies, retirement plan recordkeepers, and other financial intermediaries that provide various distribution and administrative services.

The Advisor Class is designed for use by investors investing through intermediaries and requires an agreement between the intermediary and T. Rowe Price to be executed prior to investment. Purchases of Advisor Class shares for which the required agreement with T. Rowe Price has not been executed, or that are not made through an eligible intermediary, are subject to rejection or cancellation without prior notice to the intermediary or investor. Existing investments in the Advisor Class shares that are not held through an eligible intermediary may be transferred by

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T. Rowe Price to another class (with lower expenses) in the same fund following notice to the intermediary or shareholder.

Purchase Conditions for Intermediaries

Nonpayment If the fund does not receive payment for an order in a timely manner, your purchase may be canceled. The intermediary will be responsible for any losses or expenses incurred by the fund or transfer agent. The funds and their agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

U.S. Dollars All purchases must be paid for in U.S. dollars; checks must be drawn on U.S. banks.

Sale (Redemption) Conditions

Holds on Immediate Redemptions: 10-Day Hold If an intermediary sells shares that it just purchased and paid for by check or Automated Clearing House transfer, the fund will process the redemption but will generally delay sending the proceeds for up to 10 calendar days to allow the check or transfer to clear. (The 10-day hold does not apply to purchases paid for by bank wire.)

Large Redemptions Large redemptions can adversely affect a portfolio manager’s ability to implement a fund’s investment strategy by causing the premature sale of securities that would otherwise be held longer. Therefore, the fund reserves the right (without prior notice) to pay all or part of redemption proceeds with securities from the fund’s portfolio rather than in cash (“redemption in-kind”). If this occurs, the securities will be selected by the fund in its absolute discretion, and the redeeming shareholder or account will be responsible for disposing of the securities and bearing any associated costs.

Excessive and Short-Term Trading Policy

Excessive transactions and short-term trading can be harmful to fund shareholders in various ways, such as disrupting a fund’s portfolio management strategies, increasing a fund’s trading costs, and negatively affecting its performance. Short-term traders in funds that invest in foreign securities may seek to take advantage of developments overseas that could lead to an anticipated difference between the price of the funds’ shares and price movements in foreign markets. While there is no assurance that T. Rowe Price can prevent all excessive and short-term trading, the Boards of Directors/Trustees of the T. Rowe Price funds have adopted the following trading limits that are designed to deter such activity and protect the funds’ shareholders. The funds may revise their trading limits and procedures at any time as the Boards of Directors/Trustees deem necessary or appropriate to better detect short-term trading that may adversely affect the funds, to comply with applicable regulatory requirements, or to impose additional or alternative restrictions.

Subject to certain exceptions, each T. Rowe Price fund restricts a shareholder’s purchases (including through exchanges) into a fund account for a period of

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30 calendar days after the shareholder has redeemed or exchanged out of that same fund account (the “30-Day Purchase Block”). The calendar day after the date of redemption is considered Day 1 for purposes of computing the period before another purchase may be made.

General Exceptions As of the date of this prospectus, the following types of transactions generally are not subject to the 30-Day Purchase Block:

• Shares purchased or redeemed in money funds;

• Shares purchased or redeemed through a systematic purchase or withdrawal plan;

• Checkwriting redemptions from bond and money funds;

• Shares purchased through the reinvestment of dividends or capital gain distributions;

• Shares redeemed automatically by a fund to pay fund fees or shareholder account fees;

• Transfers and changes of account registration within the same fund;

• Shares purchased by asset transfer or direct rollover;

• Shares purchased or redeemed through IRA conversions and recharacterizations;

• Shares redeemed to return an excess contribution from a retirement account;

• Transactions in Section 529 college savings plans;

• Certain transactions in defined benefit and nonqualified plans, subject to prior approval by T. Rowe Price;

• Shares converted from one share class to another share class in the same fund; and

• Shares of T. Rowe Price funds that are purchased by another T. Rowe Price fund, including shares purchased by T. Rowe Price fund-of-funds products, and shares purchased by discretionary accounts managed by T. Rowe Price or one of its affiliates (please note that shareholders of the investing T. Rowe Price fund are still subject to the policy).

Transactions in certain rebalancing, asset allocation, wrap programs, and other advisory programs, as well as non-T. Rowe Price fund-of-funds products, may also be exempt from the 30-Day Purchase Block, subject to prior written approval by T. Rowe Price.

In addition to restricting transactions in accordance with the 30-Day Purchase Block, T. Rowe Price may, in its discretion, reject (or instruct an intermediary to reject) any purchase or exchange into a fund from a person (which includes individuals and entities) whose trading activity could disrupt the management of the fund or dilute the value of the fund’s shares, including trading by persons acting collectively (e.g., following the advice of a newsletter). Such persons may be barred, without prior notice, from further purchases of T. Rowe Price funds for a period longer than 30 calendar days or permanently.

Intermediary Accounts If you invest in T. Rowe Price funds through an intermediary, you should review the intermediary’s materials carefully or consult with the intermediary directly to determine the trading policy that will apply to your trades in

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the funds as well as any other rules or conditions on transactions that may apply. If T. Rowe Price is unable to identify a transaction placed through an intermediary as exempt from the excessive trading policy, the 30-Day Purchase Block may apply.

Intermediaries may maintain their underlying accounts directly with the fund, although they often establish an omnibus account (one account with the fund that represents multiple underlying shareholder accounts) on behalf of their customers. When intermediaries establish omnibus accounts in the T. Rowe Price funds, T. Rowe Price is not able to monitor the trading activity of the underlying shareholders. However, T. Rowe Price monitors aggregate trading activity at the intermediary (omnibus account) level in an attempt to identify activity that indicates potential excessive or short-term trading. If it detects suspicious trading activity, T. Rowe Price contacts the intermediary and may request personal identifying information and transaction histories for some or all underlying shareholders (including plan participants, if applicable). If T. Rowe Price believes that excessive or short-term trading has occurred, it will instruct the intermediary to impose restrictions to discourage such practices and take appropriate action with respect to the underlying shareholder, including restricting purchases for 30 calendar days or longer. There is no assurance that T. Rowe Price will be able to properly enforce its excessive trading policies for omnibus accounts. Because T. Rowe Price generally relies on intermediaries to provide information and impose restrictions for omnibus accounts, its ability to monitor and deter excessive trading will be dependent upon the intermediaries’ timely performance of their responsibilities.

T. Rowe Price may allow an intermediary or other third party to maintain restrictions on trading in the T. Rowe Price funds that differ from the 30-Day Purchase Block. An alternative excessive trading policy would be acceptable to T. Rowe Price if it believes that the policy would provide sufficient protection to the T. Rowe Price funds and their shareholders that is consistent with the excessive trading policy adopted by the funds’ Boards of Directors/Trustees.

Retirement Plan Accounts If shares are held in a retirement plan, generally the
30-Day Purchase Block applies only to shares redeemed by a participant-directed exchange to another fund. However, the 30-Day Purchase Block may apply to transactions other than exchanges depending on how shares of the plan are held at T. Rowe Price or the excessive trading policy applied by your plan’s recordkeeper. An alternative excessive trading policy may apply to the T. Rowe Price funds where a retirement plan has its own policy deemed acceptable to T. Rowe Price. You should contact T. Rowe Price or your plan recordkeeper to determine which of your transactions are subject to the funds’ 30-Day Purchase Block or an alternative policy.

There is no guarantee that T. Rowe Price will be able to identify or prevent all excessive or short-term trades or trading practices.

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Signature Guarantees

An intermediary may need to obtain a signature guarantee in certain situations, such as:

• Written requests to redeem over $5 million and wire the redemption proceeds to a bank account not on file;

• Remitting redemption proceeds to any person, address, or bank account not on file; or

• Changing the account registration or broker-dealer of record for an account.

Intermediaries should consult their T. Rowe Price Financial Institution Services representative for specific requirements.

The signature guarantee must be obtained from a financial institution that is a participant in a Medallion signature guarantee program. You can obtain a Medallion signature guarantee from most banks, savings institutions, broker-dealers, and other guarantors acceptable to T. Rowe Price. When obtaining a Medallion signature guarantee, please discuss with the guarantor the dollar amount of your proposed transaction. It is important that the level of coverage provided by the guarantor’s stamp covers the dollar amount of the transaction or it may be rejected. We cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

DISTRIBUTION, SHAREHOLDER SERVICING, AND RECORDKEEPING FEES

The Advisor Class has adopted a 12b-1 plan under which it pays a fee at a rate of up to 0.25% of its average daily net assets per year to various unaffiliated intermediaries, such as brokers, banks, insurance companies, and retirement plan recordkeepers for distribution and/or shareholder servicing of the Advisor Class shares. Distribution payments may include payments to intermediaries for making the Advisor Class shares available to their customers (e.g., providing the fund with “shelf space” or inclusion on a “preferred list” or “supermarket” platform). Shareholder servicing payments may include payments to intermediaries for providing shareholder support services to existing shareholders of the Advisor Class. These payments may be more or less than the costs incurred by the intermediaries. Because the fees are paid from the Advisor Class net assets on an ongoing basis, they will increase the cost of your investment and, over time, could result in your paying more than with other types of sales charges. The Advisor Class may also separately compensate intermediaries at a rate of up to 0.15% of average daily net assets per year for various recordkeeping and transfer agent services they perform. These services include maintaining separate records for each customer, transmitting net purchase and redemption orders, mailing shareholder confirmations and periodic statements, and providing telephone and Internet support to respond to questions regarding the customer’s account.

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Payment of these fees may influence your financial advisor’s recommendation of the fund or of any particular share class of the fund.

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ORGANIZATION AND MANAGEMENT

How is the fund organized?

The fund was organized as a Massachusetts business trust in 1986 and is an “open-end management investment company,” or mutual fund. Mutual funds pool money received from shareholders and invest it to try to achieve specified objectives. In 2004, the fund issued a separate class of shares known as the Advisor Class.

Shareholders have benefitted from T. Rowe Price’s investment management experience since 1937.

What is meant by “shares”?

As with all mutual funds, investors purchase shares when they put money in a fund. These shares are part of a fund’s authorized capital stock, but share certificates are not issued.

Each share and fractional share entitles the shareholder to:

• Receive a proportional interest in income and capital gain distributions of the class. The income dividends for Advisor Class shares will generally differ from those of other classes to the extent that the expense ratios of the classes differ.

• Cast one vote per share on certain fund matters, including the election of fund directors/trustees, changes in fundamental policies, or approval of changes in the fund’s management contract. Shareholders of each class have exclusive voting rights on matters affecting only that class.

Do T. Rowe Price funds have annual shareholder meetings?

The funds are not required to hold annual meetings and, to avoid unnecessary costs to fund shareholders, do not do so except when certain matters, such as a change in fundamental policies, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting for the purpose of voting on the removal of any fund director or trustee. If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the fund will send or make available to you proxy materials that explain the issues to be decided and include instructions on voting by mail or telephone or on the Internet.

Who runs the fund?

General Oversight

The fund is governed by a Board of Trustees that meets regularly to review fund investments, performance, expenses, and other business affairs. The Board elects the

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fund’s officers. At least 75% of Board members are independent of T. Rowe Price and its affiliates (the “Firm”).

All decisions regarding the purchase and sale of fund investments are made by T. Rowe Price—specifically by the fund’s portfolio manager.

Investment Adviser

T. Rowe Price is the fund’s investment adviser and oversees the selection of the fund’s investments and management of the fund’s portfolio. T. Rowe Price is a SEC-registered investment adviser that provides investment management services to individual and institutional investors, and sponsors and serves as adviser and sub-adviser to registered investment companies, institutional separate accounts, and common trust funds. The address for T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of December 31, 2013, the Firm had approximately $692 billion in assets under management and provided investment management for more than 9 million individual and institutional investor accounts.

Portfolio Management

T. Rowe Price has established an Investment Advisory Committee with respect to the fund. The committee chairman has day-to-day responsibility for managing the fund’s portfolio and works with the committee in developing and executing the fund’s investment program. The members of the committee are as follows: David R. Giroux, Chairman, Ryan N. Burgess, Sushama Dasari, Paul D. Greene II, Nina P. Jones, Vidya Kadiyam, Steven D. Krichbaum, Tyler D. Krus, John D. Linehan, Paul M. Massaro, Sudhir Nanda, Robert T. Quinn, Jr., Farris G. Shuggi, Gabriel Solomon, William J. Stromberg, Taymour R. Tamaddon, and Susan G. Troll. The following information provides the year that the chairman first joined the Firm and the chairman’s specific business experience during the past five years (although the chairman may have had portfolio management responsibilities for a longer period). Mr. Giroux has been chairman of the committee since 2006. He joined the Firm in 1998 and his investment experience dates from that time. He has served as a portfolio manager with the Firm throughout the past five years. The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of fund shares.

The Management Fee

This fee has two parts–an “individual fund fee,” which reflects a fund’s particular characteristics, and a “group fee.” The group fee, which is designed to reflect the benefits of the shared resources of the T. Rowe Price investment management complex, is calculated daily based on the combined net assets of all T. Rowe Price funds (except the Spectrum Funds, Retirement Funds, Target Retirement Funds, TRP Reserve Investment Funds, and any index or private label mutual funds). The group fee schedule (in the following table) is graduated, declining as the asset total rises, so shareholders benefit from the overall growth in mutual fund assets.

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Group Fee Schedule

0.334%*	First $50 billion
0.305%	Next $30 billion
0.300%	Next $40 billion
0.295%	Next $40 billion
0.290%	Next $60 billion
0.285%	Next $80 billion
0.280%	Next $100 billion
0.275%	Thereafter

* Represents a blended group fee rate containing various breakpoints.

The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. For the fiscal year ended December 31, 2013, the group fee rate fluctuated between 0.30% and 0.29%; on December 31, 2013, the effective annual group fee rate was 0.29%. The individual fund fee, also applied to the fund’s average daily net assets, is 0.30%.

The expenses shown in the fee table in Section 1 are generally based on a fund’s prior fiscal year. In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the fee table.

A discussion about the factors considered by the Board and its conclusions in approving the fund’s investment management contract with T. Rowe Price appears in the fund’s semiannual report to shareholders for the period ended June 30.

Fund Operations and Shareholder Services

T. Rowe Price provides accounting services to the T. Rowe Price funds. T. Rowe Price Services, Inc. acts as the transfer and dividend disbursing agent and provides shareholder and administrative services to the funds. These companies receive compensation from the funds for their services. The funds may also pay third-party intermediaries for performing shareholder and administrative services for underlying shareholders in omnibus accounts.

MORE INFORMATION ABOUT THE FUND AND ITS INVESTMENT RISKS

Subject to certain exceptions, the fund will close to new investors and will no longer accept new accounts after the close of the New York Stock Exchange (normally 4 p.m. ET) on Monday, June 30, 2014.

Additional share purchases are generally permitted for investors already holding shares of the fund through an intermediary at the close of the New York Stock Exchange on June 30, 2014, and for participants in an employer-sponsored retirement plan where the fund serves as an investment option. If permitted by

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T. Rowe Price, fund shares may also be purchased by new investors in intermediary wrap, asset allocation, and other advisory programs when the fund is an existing investment in the intermediary’s program. You should check with your intermediary to confirm your eligibility to purchase shares of the fund.

The fund’s closure to new investors does not restrict existing shareholders from redeeming shares of the fund. However, any shareholders who redeem all fund shares in their account would not be permitted to purchase additional shares until the fund is reopened to new investors. Transferring ownership to another party or changing an account registration may restrict the ability to purchase additional shares.

The fund reserves the right, when in the judgment of T. Rowe Price it is not adverse to the fund’s interests, to permit certain types of investors to open new accounts in the fund, to impose further restrictions, or to close the fund to any additional investments, all without prior notice.

Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. If you are investing through an intermediary and looking for a relatively conservative way to invest for capital growth in the equity market and are willing to accept price declines, the fund could be appropriate for you. This fund should not represent your complete investment program or be used for short-term trading purposes.

Equity investors should have a long-term investment horizon and be willing to wait out bear markets.

The fund’s attempt to cushion the effects of market declines on the share price could reduce the fund’s overall risk (volatility) relative to that of the broad stock market. In addition, the fund’s ability to seek appreciation opportunities outside the stock market may also aid performance when stocks are declining. The fund’s significant investment in common stocks could allow it to participate in favorable stock market trends.

The fund generally uses a value approach, which means looking for companies whose stocks and other securities appear to be undervalued or out of favor with investors.

Possible indicators of an undervalued stock include:

• above-average dividend yield relative to the S&P 500;

• low price/earnings ratio relative to the S&P 500;

• low price/book ratio relative to the market, competitors, or historic norms; and

• low stock price relative to a company’s underlying value as measured by assets, cash flow, or business franchises.

The fund’s value emphasis may lead to a contrarian approach, resulting in purchases of stocks or other securities shunned by investors due to earnings setbacks,

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unfavorable industry or economic conditions, or negative publicity. Such investments may be attractive to the fund if their prices appear to be excessively discounted and prospects for appreciation are considered favorable.

Numerous situations exist in which a company’s intrinsic value may not be reflected in its stock price. For example, a company may own a substantial amount of real estate that is valued on its financial statements well below market levels. If those properties were to be sold, or if their hidden value became recognized in some other manner, the company’s stock price could rise. In another example, a company’s management could spin off an unprofitable division into a separate company, potentially increasing the value of the parent. Or, in the reverse, a parent company could spin off a profitable division that has not drawn the attention it deserves, potentially resulting in higher valuations for both entities.

Sometimes new management can revitalize companies that have grown too large or lost their focus, eventually leading to improved profitability. Management could increase shareholder value by using excess cash flow to pay down debt, buy back outstanding shares of common stock, or raise the dividend.

As with any mutual fund, there is no guarantee the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money when you sell your shares of the fund. Some particular risks affecting the fund include the following:

As with all equity funds, this fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political, social, or economic developments in the U.S. or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held by the fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the fund’s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

The fund’s value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. If the fund has large holdings in a relatively small number of companies, disappointing performance by those companies will have a more adverse impact on the fund than would be the case with a more diversified fund. Our opportunistic trading approach and willingness to realize gains could result in higher taxable capital gain distributions than other stock funds. A sizable cash or fixed income position may hinder the fund from participating fully in a strong, rapidly rising bull market. In addition, significant exposure to bonds increases the risk that the fund’s share value could be hurt by rising interest rates or credit downgrades or defaults. The fund’s overall exposure to credit risk is increased

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to the extent it invests in high yield bonds and bank loans. Convertible securities are also exposed to price fluctuations of the company’s stock.

Foreign stock holdings may lose value because of declining foreign currencies or adverse political or economic events overseas.

While some of the fund’s bond investments may be in investment-grade bonds, the fund may hold a significant portion in high yield (junk) bonds, including those with the lowest rating. Investment-grade bonds are those rated from the highest (AAA or equivalent) to medium (BBB or equivalent) quality, and high yield bonds are rated BB (or equivalent) and lower. The latter are speculative since their issuers are more vulnerable to financial setbacks and recession than more creditworthy companies, but BBB rated bonds may have speculative elements as well. High yield bond issuers include small or relatively new companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads.

The loans in which the fund invests represent amounts borrowed by companies or other entities from banks and other lenders. In many cases, they are issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancings, and the borrowing companies tend to have more debt than equity. Most, if not all, of the bank loans in which the fund invests will have a below investment-grade credit rating or not be rated by a major credit rating agency. The fund may acquire bank loans directly through the lending agent, as an assignment from another lender who holds a direct interest in the loan, as a participation interest in another lender’s portion of the loan, or through investments in another T. Rowe Price fund that focuses its investments on bank loans.

Options will be used by the fund mainly to protect against downside risk or to enhance the fund’s income, although they may also be used to adjust the fund’s exposure to certain holdings. Writing call options on securities that it owns exposes the fund to the risk that it will have to sell those securities at a price below their market value and forgo the benefit otherwise available from an increase in the value of the securities. If the fund writes put options, it is exposed to the risk that it will have to purchase securities at a price above their market value, which can increase fund losses if the value of the securities declines. Losses associated with these risks can exceed any premium income received by the fund for writing options.

One of the principal tools used to try to reduce the fund’s overall risk level is our intensive research when evaluating a company’s prospects and selecting investments for the fund’s portfolio.

Additional strategies and risks While most assets will be invested in common stocks, bonds, convertible securities, bank loans, and options, other strategies may be employed that are not considered part of the fund’s principal investment strategies. For instance, the fund may invest, to a limited extent, in derivatives such as futures

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contracts and forward currency exchange contracts. Any investments in futures would typically serve as an efficient means of gaining exposure to certain markets or as a cash management tool to maintain liquidity while being invested in the market. Forward currency exchange contracts would primarily be used to help protect the fund’s holdings from unfavorable changes in foreign currency exchange rates. To the extent the fund uses futures and forward currency exchange contracts, it is exposed to potential volatility and losses greater than direct investments in the contract’s underlying assets, and the risk that anticipated currency movements will not be accurately predicted.

The use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the assets on which the derivatives are based. Derivatives can be highly volatile, illiquid, and difficult to value, and changes in the value of a derivative may not move in the direction anticipated by the portfolio manager. A fund could be exposed to significant losses if its counterparty becomes insolvent or if the fund is unable to close a derivatives position due to the lack of a liquid trading market. Derivatives involve the risk that a counterparty to the derivatives agreement will fail to make required payments or comply with the terms of the agreement. There is also the possibility that limitations or trading restrictions may be imposed by an exchange or government regulation, which could adversely impact the value and liquidity of a derivatives contract subject to such regulation.

New regulations have recently changed the requirements related to the use of certain derivatives. Some of these new regulations have made the use of certain derivatives by funds more costly and limited the availability of certain types of derivatives. It is expected that additional changes to the regulatory framework will occur, but the extent and impact of additional new regulations are not certain at this time.

The Statement of Additional Information contains more detailed information about the fund and its investments, operations, and expenses.

INVESTMENT POLICIES AND PRACTICES

This section takes a detailed look at some of the types of fund securities and the various kinds of investment practices that may be used in day-to-day portfolio management. Fund investments are subject to further restrictions and risks described in the Statement of Additional Information.

Shareholder approval is required to substantively change fund objectives. Shareholder approval is also required to change certain investment restrictions noted in the following section as “fundamental policies.” Portfolio managers also follow certain “operating policies” that can be changed without shareholder approval.

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Fund holdings of certain kinds of investments cannot exceed maximum percentages of total assets, which are set forth in this prospectus. For instance, fund investments in certain derivatives are limited to 10% of total assets. While these restrictions provide a useful level of detail about fund investments, investors should not view them as an accurate gauge of the potential risk of such investments. For example, in a given period, a 5% investment in derivatives could have significantly more of an impact on a fund’s share price than its weighting in the portfolio. The net effect of a particular investment depends on its volatility and the size of its overall return in relation to the performance of all other fund investments.

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time a fund purchases a security. The status, market value, maturity, credit quality, or other characteristics of a fund’s securities may change after they are purchased, and this may cause the amount of a fund’s assets invested in such securities to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction and will not require the sale of an investment if it was proper at the time it was made (this exception does not apply to a fund’s borrowing policy). However, purchases by a fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.

Changes in fund holdings, fund performance, and the contribution of various investments to fund performance are discussed in the shareholder reports.

Portfolio managers have considerable discretion in choosing investment strategies and selecting securities they believe will help achieve fund objectives.

Types of Portfolio Securities

In seeking to meet its investment objective, fund investments may be made in any type of security or instrument (including certain potentially high-risk derivatives described in this section) whose investment characteristics are consistent with its investment program. The following pages describe various types of fund holdings and investment management practices.

Diversification As a fundamental policy, the fund will not purchase a security if, as a result, with respect to 75% of its total assets, more than 5% of the fund’s total assets would be invested in securities of a single issuer or more than 10% of the outstanding voting securities of the issuer would be held by the fund.

Fund investments are primarily in common stocks and, to a lesser degree, other types of securities as described as follows.

Common and Preferred Stocks

Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After

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other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company’s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. Unlike common stock, preferred stock does not ordinarily carry voting rights. While most preferred stocks pay a dividend, a fund may decide to purchase preferred stock where the issuer has suspended, or is in danger of suspending, payment of its dividend.

Convertible Securities and Warrants

Investments may be made in debt or preferred equity securities that are convertible into, or exchangeable for, equity securities at specified times in the future and according to a certain exchange ratio. Convertible bonds are typically callable by the issuer, which could in effect force conversion before the holder would otherwise choose. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree than common stock. Some convertible securities combine higher or lower current income with options and other features. Warrants are options to buy, directly from the issuer, a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years). Warrants can be highly volatile, have no voting rights, pay no dividends, and in some cases the redemption value of a warrant could be zero.

Foreign Securities

Investments may be made in foreign securities. These include nondollar-denominated securities traded outside of the U.S. and dollar-denominated securities of foreign issuers traded in the U.S. Investing in foreign securities involves special risks that can increase the potential for losses. These include: exposure to potentially adverse local, political, social, and economic developments such as war, political instability, hyperinflation, currency devaluations, and overdependence on particular industries; government interference in markets such as nationalization and exchange controls, expropriation of assets, or imposition of punitive taxes; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices and legal rights that differ from U.S. standards; and the chance that fluctuations in foreign exchange rates will decrease the investment’s value (favorable changes can increase its value). These risks are heightened for a fund’s investments in emerging markets. A fund may purchase American Depositary Receipts and Global Depositary Receipts, which are certificates evidencing ownership of shares of a foreign issuer. American Depositary Receipts and Global Depositary Receipts trade on established markets and are alternatives to directly purchasing the underlying foreign securities in their local markets and currencies. Such investments are subject to many of the same risks associated with investing directly in foreign securities.

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Operating policy Fund investments in foreign securities are limited to 25% of total assets. Subject to the overall limit on fund investments in foreign securities, there is no limit on the amount of foreign investments that may be made in emerging markets.

Debt Instruments

The fund may invest in bonds and debt securities of any type, including municipal securities, without restrictions on quality or rating. Investments in a company also may be made through a privately negotiated note or loan, including loan assignments and participations. These investments will be made in companies, municipalities, or entities that meet fund investment criteria. Such investments may have a fixed, variable, or floating interest rate. The price of a bond or fixed rate debt security usually fluctuates with changes in interest rates, generally rising when interest rates fall and falling when interest rates rise. Investments involving below investment-grade issuers or borrowers can be more volatile and have greater risk of default than investment-grade bonds. Certain of these investments may be illiquid and holding a loan could expose the fund to the risks of being a direct lender.

Operating policy Fund investments in noninvestment-grade debt securities (“junk” bonds) and loans are limited to 25% of total assets. Fund investments in convertible securities are not subject to this limit.

Mortgage- and Asset-Backed Securities

These may take a variety of forms, including conventional mortgage securities, collateralized mortgage obligation, interest only stripped securities, and principal only stripped securities.

In addition to purchasing mortgage- and asset-backed securities with customary settlement periods, the fund may purchase or sell mortgage-backed securities on a delayed delivery or forward commitment basis through the “to-be-announced” (TBA) market. With TBA transactions, the particular securities to be delivered are not identified at the trade date but the delivered securities must meet specified terms and standards. Although the particular TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on a forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the fund will still bear the risk of any decline in the value of the security to be delivered. Whether or not the fund takes delivery of the securities at the termination date of a TBA transaction, it will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement.

Operating policy Fund investments in mortgage- and asset-backed securities are limited to 10% of total assets.

Futures and Options

Futures, a type of potentially high-risk derivative, are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-

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upon price. Options, another type of potentially high-risk derivative, give the investor the right (when the investor purchases the option), or the obligation (when the investor “writes” or sells the option), to buy or sell an asset at a predetermined price in the future. Futures and options contracts may be bought or sold for any number of reasons, including to manage exposure to changes in securities prices, foreign currencies, and credit quality; as an efficient means of increasing or decreasing a fund’s exposure to a specific part or broad segment of the U.S. market or a foreign market; in an effort to enhance income; to improve risk-adjusted returns; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, futures, and financial indexes. A fund may choose to continue a futures contract by “rolling over” an expiring futures contract into an identical contract with a later maturity date. This could increase the fund’s transaction costs and portfolio turnover rate.

Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower a fund’s total return; the potential loss from the use of futures can exceed a fund’s initial investment in such contracts; and the losses from certain uncovered options could be unlimited.

Operating policies Initial margin deposits on futures and premiums on options used for non-hedging purposes will not exceed 5% of a fund’s net asset value. The total market value of securities covering call or put options may not exceed 25% of total assets. No more than 5% of total assets will be committed to premiums when purchasing call or put options.

Swaps

Fund investments may be made in index and total return swap agreements, as well as options on swaps, commonly referred to as “swaptions.” Index and total return swaps are two-party contracts under which the fund and a counterparty, such as a broker or dealer, agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or indices. Swaps and swaptions can be used for a variety of purposes, including: to manage a fund’s exposure to changes in foreign currency exchange rates; as an efficient means of adjusting a fund’s exposure to certain markets; in an effort to enhance income or total return; and to serve as a cash management tool.

There are risks in the use of swaps and swaptions. Swaps could result in losses if foreign currency exchange rates are not correctly anticipated by the fund. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated. The use of swaps and swaptions may not always be successful. Using them could lower fund total return, their prices can be highly volatile, and the potential loss from the use of swaps can exceed a fund’s initial investment in such instruments. Also, the other party to a swap agreement could default on its obligations or refuse to cash out a fund’s investment at a reasonable price, which could turn an expected gain into a loss.

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Operating policies A swap agreement with any single counterparty will not be entered into if the net amount owed or to be received under existing contracts with that party would exceed 5% of total assets or if the net amount owed or to be received by the fund under all outstanding swap agreements will exceed 10% of total assets. For swaptions: the total market value of securities covering call or put options may not exceed 25% of total assets. No more than 5% of total assets will be committed to premiums when purchasing call or put options.

Hybrid Instruments

These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, security, or securities index. Such instruments may or may not bear interest or pay dividends. Under certain conditions, the redemption value of a hybrid could be zero.

Hybrids can have volatile prices and limited liquidity, and their use may not be successful.

Operating policy Fund investments in hybrid instruments are limited to 10% of total assets.

Currency Derivatives

Funds that invest in foreign securities may attempt to hedge their exposure to potentially unfavorable currency changes. The primary means of doing this is through the use of forward currency exchange contracts, which are contracts between two counterparties to exchange one currency for another on a future date at a specified exchange rate. However, futures, swaps, and options on foreign currencies may also be used. In certain circumstances, a fund may use currency derivatives to substitute a different currency for the currency in which the investment is denominated, a strategy known as proxy hedging. If a fund were to engage in any of these foreign currency transactions, it could serve to protect the fund’s foreign securities from adverse currency movements relative to the U.S. dollar, although the fund may also use currency derivatives in an effort to gain exposure to a currency expected to appreciate in value versus other currencies. As a result, a fund could be invested in a currency without holding any securities denominated in that currency. Such transactions involve, among other risks, the risk that anticipated currency movements will not occur, which could reduce a fund’s total return. There are certain markets, including many emerging markets, where it is not possible to engage in effective foreign currency hedging.

Investments in Other Investment Companies

A fund may invest in other investment companies, including open-end funds, closed-end funds, and exchange-traded funds.

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A fund may purchase the securities of another investment company to temporarily gain exposure to a portion of the market while awaiting purchase of securities or as an efficient means of gaining exposure to a particular asset class. The fund might also purchase shares of another investment company to gain exposure to the securities in the investment company’s portfolio at times when the fund may not be able to buy those securities directly. Any investment in another investment company would be consistent with the fund’s objective and investment program.

The risks of owning another investment company are generally similar to the risks of investing directly in the securities in which that investment company invests. However, an investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the fund’s performance. In addition, because closed-end funds and exchange-traded funds trade on a secondary market, their shares may trade at a premium or discount to the actual net asset value of their portfolio securities and their shares may have greater volatility because of the potential lack of liquidity.

As a shareholder of an investment company not sponsored by T. Rowe Price, the fund must pay its pro-rata share of that investment company’s fees and expenses. The fund’s investments in non-T. Rowe Price investment companies are subject to the limits that apply to investments in other funds under the Investment Company Act of 1940 or under any applicable exemptive order.

A fund may also invest in certain other T. Rowe Price funds as a means of gaining efficient and cost-effective exposure to certain asset classes, provided the investment is consistent with the fund’s investment program and policies. Such an investment could allow the fund to obtain the benefits of a more diversified portfolio than might otherwise be available through direct investments in the asset class, and will subject the fund to the risks associated with the particular asset class. Examples of asset classes in which other T. Rowe Price mutual funds concentrate their investments include high yield bonds, floating rate loans, international bonds, emerging market bonds, stocks of companies involved in activities related to real assets, and emerging market stocks. If the fund invests in another T. Rowe Price fund, the management fee paid by the fund will be reduced to ensure that the fund does not incur duplicate management fees as a result of its investment.

Illiquid Securities

Some fund holdings may be considered illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold in the ordinary course of business within seven days at approximately the prices at which they are valued. The determination of liquidity involves a variety of factors. Illiquid securities may include private placements that are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered with the SEC. Although certain of these securities may be readily sold (for example, under Rule 144A of the Securities Act of 1933) and therefore deemed liquid, others may

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have resale restrictions and be considered illiquid. The sale of illiquid securities may involve substantial delays and additional costs, and a fund may only be able to sell such securities at prices substantially less than what it believes they are worth.

Operating policy Fund investments in illiquid securities are limited to 15% of net assets.

Types of Investment Management Practices

Reserve Position

A certain portion of fund assets may be held in reserves. Fund reserve positions can consist of: 1) shares of a T. Rowe Price internal money fund or short-term bond fund; 2) short-term, high-quality U.S. and foreign dollar-denominated money market securities, including repurchase agreements; and 3) U.S. dollar or non-U.S. dollar currencies. For temporary, defensive purposes, there is no limit on a fund’s holdings in reserves. If a fund has significant holdings in reserves, it could compromise the fund’s ability to achieve its objectives. The reserve position provides flexibility in meeting redemptions, paying expenses and managing cash flows into a fund, and can serve as a short-term defense during periods of unusual market volatility. Non-U.S. dollar reserves are subject to currency risk.

Borrowing Money and Transferring Assets

A fund may borrow from banks, other persons, and other T. Rowe Price funds for temporary emergency purposes to facilitate redemption requests, or for other purposes consistent with fund policies as set forth in this prospectus. Such borrowings may be collateralized with fund assets, subject to restrictions.

Fundamental policy Borrowings may not exceed 33 1/3% of total assets.

Operating policy A fund will not transfer portfolio securities as collateral except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33 1/3% of total assets. A fund will not purchase additional securities when borrowings exceed 5% of total assets.

Lending of Portfolio Securities

A fund may lend its securities to broker-dealers, other institutions, or other persons to earn additional income. Risks include the potential insolvency of the broker-dealer or other borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform as well as expected.

Fundamental policy The value of loaned securities may not exceed 33 1/3% of total assets.

Portfolio Turnover

Turnover is an indication of frequency of trading. A fund will not generally trade in securities for short-term profits, but when circumstances warrant, securities may be

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purchased and sold without regard to the length of time held. Each time a fund purchases or sells a security, it incurs a cost. This cost is reflected in its net asset value but not in its operating expenses. The higher the turnover rate, the higher the transaction costs and the greater the impact on a fund’s total return. Higher turnover can also increase the possibility of taxable capital gain distributions. The fund’s portfolio turnover rates are shown in the Financial Highlights table.

DISCLOSURE OF FUND PORTFOLIO INFORMATION

Each T. Rowe Price fund’s portfolio holdings are disclosed on a regular basis in its semiannual and annual shareholder reports, and on Form N-Q, which is filed with the SEC within 60 days of the fund’s first and third fiscal quarter-end. The money funds also file detailed month-end portfolio holdings information with the SEC each month. Such information will be made available to the public 60 days after the end of the month to which the information pertains. In addition, the funds disclose their calendar quarter-end portfolio holdings on troweprice.com 15 calendar days after each quarter. Under certain conditions, up to 5% of a fund’s holdings may be included in this portfolio list without being individually identified. Generally, securities would not be individually identified if they are being actively bought or sold and it is determined that the quarter-end disclosure of the holding could be harmful to the fund. A security will not be excluded for these purposes from a fund’s quarter-end holdings disclosure for more than one year. Money funds also disclose their month-end portfolio holdings on troweprice.com five business days after each month. The quarter-end portfolio holdings will remain on the website for one year and the month-end money fund portfolio holdings will remain on the website for six months. Each fund also discloses its 10 largest holdings on troweprice.com on the seventh business day after each month-end. These holdings are listed in alphabetical order along with the aggregate percentage of the fund’s total assets that these 10 holdings represent. Each monthly top 10 list will remain on the website for six months. A description of T. Rowe Price’s policies and procedures with respect to the disclosure of portfolio information is available in the Statement of Additional Information and through troweprice.com.

FINANCIAL HIGHLIGHTS

The Financial Highlights table, which provides information about the fund’s Advisor Class financial history, is based on a single share outstanding throughout the periods shown. The class’ section of the table is part of the fund’s financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The total returns in the table

T. Rowe Price	36

represent the rate that an investor would have earned or lost on an investment in the fund’s Advisor Class (assuming reinvestment of all dividends and distributions and no payment of any applicable account or redemption fees). The financial statements in the annual report were audited by the fund’s independent registered public accounting firm, PricewaterhouseCoopers LLP.

More About the Fund	37

Financial Highlights

Year ended December 31
2009	2010	2011	2012	2013
Net asset value, beginning of period	$13.89	$18.07	$20.20	$20.51	$22.11
Income From Investment Operations
Net investment income*	0.33	a	0.29	a	0.31	a	0.32	a	0.23	a
Net gains or losses on securities (both realized and unrealized)	4.21	2.19	0.27	2.61	4.61
Total from investment operations	4.54	2.48	0.58	2.93	4.84
Less Distributions
Dividends (from net investment income)	(0.36)	(0.30)	(0.27)	(0.35)	(0.23)
Distributions (from capital gains)	—	(0.05)	—	(0.98)	(1.25)
Returns of capital	—	—	—	—	—
Total distributions	(0.36)	(0.35)	(0.27)	(1.33)	(1.48)
Net asset value, end of period	$18.07	$20.20	$20.51	$22.11	$25.47
Total return	32.69%[a]	13.75%[a]	2.91%[a]	14.34%[a]	22.06%[a]
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$173,145	$254,004	$273,132	$421,143	$896,758
Ratio of expenses to average net assets	1.00%[a]	0.99	% [a]	1.00	% [a]	1.02	% [a]	1.02	% [a]
Ratio of net income to average net assets	2.08%[a]	1.54%[a]	1.49%[a]	1.42%[a]	0.94%[a]
Portfolio turnover rate	86.0%	66.3%	81.3%	60.3%	57.1%

* Per share amounts calculated using average shares outstanding method.

a Excludes expenses permanently waived 0.01%, 0.01%, 0.01%, 0.01%, and 0.01% of average net assets for the years ended 12/31/13, 12/31/12, 12/31/11, 12/31/10, and 12/31/09, respectively, related to investments in T. Rowe Price mutual funds.

Investing With T. Rowe Price	4

ACCOUNT REQUIREMENTS AND TRANSACTION INFORMATION

Your fund shares must be purchased through a third-party intermediary, therefore please contact the intermediary for information regarding its policies on purchasing, exchanging, and redeeming fund shares, as well as initial and subsequent investment minimums.

Tax Identification Number

The intermediary must provide T. Rowe Price with its certified taxpayer identification number. Otherwise, federal law requires the funds to withhold a percentage of dividends, capital gain distributions, and redemptions and may subject the intermediary or account holder to an Internal Revenue Service fine. If this information is not received within 60 days after the account is established, the account may be redeemed at the fund’s then-current net asset value.

All initial and subsequent investments by intermediaries should be made by bank wire or electronic payment. For more information, contact Financial Institution Services by calling 1-800-638-8790.

Important Information About Opening an Account	Opening a New Account Generally $2,500 minimum initial investment per fund and $25,000 minimum initial investment for Summit Funds; your intermediary may impose different minimums.

Pursuant to federal law, all financial institutions must obtain, verify, and record information that identifies each person or entity that opens an account.

When an account is opened, the name, residential street address, date of birth, and Social Security or employer identification number for each account owner and person(s) opening an account on behalf of others (such as custodians, agents, trustees, or other authorized signers) must be provided. Corporate and other institutional accounts require documents showing the existence of the entity (such as articles of incorporation or partnership agreements) to open an account. Certain other fiduciary accounts (such as trusts or power of attorney arrangements) require

Investing With T. Rowe Price	39

documentation, which may include an original or certified copy of the trust agreement or power of attorney to open an account. For more information, call Financial Institution Services at 1-800-638-8790.

T. Rowe Price will use this information to verify the identity of the person(s)/entity opening the account. An account cannot be opened until all of this information is received. If the identity of the account holder cannot be verified, T. Rowe Price is authorized to take any action permitted by law. (See Rights Reserved by the Funds.)

Intermediaries should call Financial Institution Services for an account number, assignment to a dedicated service representative, and wire transfer instructions.

In order to obtain an account number, the intermediary must supply the name, Social Security or employer identification number, and business street address for the account.

Intermediaries should complete a New Account form and mail it, with proper documentation identifying your firm to one of the appropriate addresses listed below. Intermediaries must also enter into a separate agreement with the fund or its agent. The funds are generally available only to investors residing in the United States.

via U.S. Postal Service T. Rowe Price Financial Institution Services P.O. Box 17300 Baltimore, MD 21297-1603

via private carriers/overnight services T. Rowe Price Financial Institution Services Mail Code: OM-4232 4515 Painters Mill Road Owings Mills, MD 21117-4842

Note: Please use the correct address to avoid a delay in opening your new account.

T. Rowe Price	40

PURCHASING ADDITIONAL SHARES

$100 minimum per fund for all additional purchases and $1,000 minimum required for Summit Funds (your intermediary may impose different minimums)

By Wire

Intermediaries should call Financial Institution Services or access troweprice.com for wire transfer instructions. T. Rowe Price must receive the wire by the close of the New York Stock Exchange (normally 4 p.m. ET) to receive that day’s share price. There is no assurance that the share price for the purchase will be the same day the wire was initiated.

EXCHANGING AND REDEEMING SHARES

Exchange Service

Money can be moved from one account to an existing, identically registered account or a new identically registered account can be opened. Intermediaries should call their Financial Institution Services representative for more information or to place a trade. For exchange policies, please see Transaction Procedures and Special Requirements—Excessive and Short-Term Trading Policy.

Redemptions	Unless otherwise indicated, redemption proceeds will be wired to the intermediary’s designated bank. Intermediaries should contact their Financial Institution Services representative.

Some of the T. Rowe Price funds may impose a redemption fee. Check the fund’s prospectus under Contingent Redemption Fee in Pricing Shares and Receiving Sale Proceeds. The fee is paid to the fund.

If your account has no activity in it for a certain period of time, your intermediary may be required to transfer your account to the appropriate state under its abandoned property laws.

Investing With T. Rowe Price	41

RIGHTS RESERVED BY THE FUNDS

T. Rowe Price funds and their agents, in their sole discretion, reserve the following rights: (1) to waive or lower investment minimums; (2) to accept initial purchases by telephone; (3) to refuse any purchase or exchange order; (4) to cancel or rescind any purchase or exchange order placed through an intermediary no later than the business day after the order is received by the intermediary (including, but not limited to, orders deemed to result in excessive trading, market timing, or 5% ownership); (5) to cease offering fund shares at any time to all or certain groups of investors; (6) to freeze any account and suspend account services when notice has been received of a dispute regarding the ownership of the account, or a legal claim against an account, upon initial notification to T. Rowe Price of a shareholder’s death until T. Rowe Price receives required documentation in good order, or if there is reason to believe a fraudulent transaction may occur; (7) to otherwise modify the conditions of purchase and modify or terminate any services at any time; (8) to waive any wire, small account, maintenance, or fiduciary fees charged to a group of shareholders; (9) to act on instructions reasonably believed to be genuine; (10) to involuntarily redeem an account at the net asset value calculated the day the account is redeemed, in cases of threatening conduct, suspected fraudulent or illegal activity, or if the fund or its agent is unable, through its procedures, to verify the identity of the person(s) or entity opening an account; and (11) for money funds, to suspend redemptions and postpone the payment of proceeds to facilitate an orderly liquidation of the fund.

T. Rowe Price	42

T. ROWE PRICE PRIVACY POLICY

In the course of doing business with T. Rowe Price, you share personal and financial information with us. We treat this information as confidential and recognize the importance of protecting access to it.

You may provide information when communicating or transacting business with us in writing, electronically, or by phone. For instance, information may come from applications, requests for forms or literature, and your transactions and account positions with us. On occasion, such information may come from consumer reporting agencies and those providing services to us.

We do not sell information about current or former customers to any third parties, and we do not disclose it to third parties unless necessary to process a transaction, service an account, or as otherwise permitted by law. We may share information within the T. Rowe Price family of companies in the course of providing or offering products and services to best meet your investing needs. We may also share that information with companies that perform administrative or marketing services for T. Rowe Price, with a research firm we have hired, or with a business partner, such as a bank or insurance company with which we are developing or offering investment products. When we enter into such a relationship, our contracts restrict the companies’ use of our customer information, prohibiting them from sharing or using it for any purposes other than those for which they were hired.

We maintain physical, electronic, and procedural safeguards to protect your personal information. Within T. Rowe Price, access to such information is limited to those who need it to perform their jobs, such as servicing your accounts, resolving problems, or informing you of new products or services. Finally, our Code of Ethics, which applies to all employees, restricts the use of customer information and requires that it be held in strict confidence.

This Privacy Policy applies to the following T. Rowe Price family of companies: T. Rowe Price Associates, Inc.; T. Rowe Price Advisory Services, Inc.; T. Rowe Price Investment Services, Inc.; T. Rowe Price Trust Company; and the T. Rowe Price Funds.

A Statement of Additional Information for the T. Rowe Price family of funds, which includes additional information about the funds, has been filed with the SEC and is incorporated by reference into this prospectus. Further information about fund investments, including a review of market conditions and the manager’s recent investment strategies and their impact on performance during the past fiscal year, is available in the annual and semiannual shareholder reports. To obtain free copies of any of these documents, call your intermediary. These documents are available through troweprice.com.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the SEC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, Washington, D.C. 20549-1520.

T. Rowe Price Associates, Inc.

100 East Pratt Street

Baltimore, MD 21202

1940 Act File No. 811-4519     E272-040 5/1/14

STATEMENT OF ADDITIONAL INFORMATION

This is the Statement of Additional Information for all of the funds listed below. It is divided into two parts (Part I and Part II). Part I primarily contains information that is particular to each fund, while Part II contains information that generally applies to all of the funds in the T. Rowe Price family of funds (“Price Funds”).

The date of this Statement of Additional Information (“SAI”) is May 1, 2014.

T. ROWE PRICE BALANCED FUND, INC. (RPBAX)

T. ROWE PRICE BLUE CHIP GROWTH FUND, INC. (TRBCX)

T. Rowe Price Blue Chip Growth Fund–Advisor Class (PABGX)

T. Rowe Price Blue Chip Growth Fund–R Class (RRBGX)

T. ROWE PRICE CALIFORNIA TAX-FREE INCOME TRUST

California Tax-Free Bond Fund (PRXCX)

California Tax-Free Money Fund (PCTXX)

T. ROWE PRICE CAPITAL APPRECIATION FUND (PRWCX)

T. Rowe Price Capital Appreciation Fund–Advisor Class (PACLX)

T. ROWE PRICE CAPITAL OPPORTUNITY FUND, INC. (PRCOX)

T. Rowe Price Capital Opportunity Fund–Advisor Class (PACOX)

T. Rowe Price Capital Opportunity Fund–R Class (RRCOX)

T. ROWE PRICE CORPORATE INCOME FUND, INC. (PRPIX)

T. ROWE PRICE CREDIT OPPORTUNITIES FUND (PRCPX)

T. Rowe Price Credit Opportunities Fund–Advisor Class (PAOPX)

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND, INC. (PRDMX)

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND, INC. (PRDSX)

T. ROWE PRICE DIVIDEND GROWTH FUND, INC. (PRDGX)

T. Rowe Price Dividend Growth Fund–Advisor Class (TADGX)

T. ROWE PRICE EQUITY INCOME FUND (PRFDX)

T. Rowe Price Equity Income Fund–Advisor Class (PAFDX)

T. Rowe Price Equity Income Fund–R Class (RRFDX)

T. ROWE PRICE FINANCIAL SERVICES FUND, INC. (PRISX)

T. ROWE PRICE FLOATING RATE FUND, INC. (PRFRX)

T. Rowe Price Floating Rate Fund–Advisor Class (PAFRX)

T. ROWE PRICE GLOBAL ALLOCATION FUND, INC. (RPGAX)

T. Rowe Price Global Allocation Fund–Advisor Class (PAFGX)

T. ROWE PRICE GLOBAL REAL ESTATE FUND, INC. (TRGRX)

T. Rowe Price Global Real Estate Fund–Advisor Class (PAGEX)

T. ROWE PRICE GLOBAL TECHNOLOGY FUND, INC. (PRGTX)

T. ROWE PRICE GNMA FUND (PRGMX)

T. ROWE PRICE GROWTH & INCOME FUND, INC. (PRGIX)

T. ROWE PRICE GROWTH STOCK FUND, INC. (PRGFX)

T. Rowe Price Growth Stock Fund–Advisor Class (TRSAX)

T. Rowe Price Growth Stock Fund–R Class (RRGSX)

T. ROWE PRICE HEALTH SCIENCES FUND, INC. (PRHSX)

T. ROWE PRICE HIGH YIELD FUND, INC. (PRHYX)

T. Rowe Price High Yield Fund–Advisor Class (PAHIX)

T. ROWE PRICE INDEX TRUST, INC.

T. Rowe Price Equity Index 500 Fund (PREIX)

T. Rowe Price Extended Equity Market Index Fund (PEXMX)

T. Rowe Price Total Equity Market Index Fund (POMIX)

T. ROWE PRICE INFLATION FOCUSED BOND FUND, INC.

T. ROWE PRICE INFLATION PROTECTED BOND FUND, INC. (PRIPX)

T. ROWE PRICE INSTITUTIONAL EQUITY FUNDS, INC. (“Institutional Equity Funds”)

T. Rowe Price Institutional Large-Cap Core Growth Fund (TPLGX)

T. Rowe Price Institutional Large-Cap Growth Fund (TRLGX)

T. Rowe Price Institutional Large-Cap Value Fund (TILCX)

T. Rowe Price Institutional Mid-Cap Equity Growth Fund (PMEGX)

C00-042 05/1/14

T. Rowe Price Institutional Small-Cap Stock Fund (TRSSX)

T. Rowe Price Institutional U.S. Structured Research Fund (TRISX)

T. ROWE PRICE INSTITUTIONAL INCOME FUNDS, INC.

T. Rowe Price Institutional Core Plus Fund (TICPX)

 T. Rowe Price Institutional Core Plus Fund–F Class (PFCPX)

T. Rowe Price Institutional Credit Opportunities Fund (TRXPX)

T. Rowe Price Institutional Floating Rate Fund (RPIFX)

 T. Rowe Price Institutional Floating Rate Fund–F Class (PFFRX)

T. Rowe Price Institutional Global Multi-Sector Bond Fund (RPGMX)

T. Rowe Price Institutional High Yield Fund (TRHYX)

T. Rowe Price Institutional Long Duration Credit Fund (RPLCX)

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL FUNDS, INC.

T. Rowe Price Institutional Africa & Middle East Fund (TRIAX)

T. Rowe Price Institutional Concentrated International Equity Fund (RPICX)

T. Rowe Price Institutional Emerging Markets Bond Fund (TREBX)

T. Rowe Price Institutional Emerging Markets Equity Fund (IEMFX)

T. Rowe Price Institutional International Core Equity Fund (TRCEX)

T. Rowe Price Institutional International Growth Equity Fund (PRFEX)

T. Rowe Price Institutional Global Focused Growth Equity Fund (formerly T. Rowe Price

 Institutional Global Equity Fund) (TRGSX)

T. Rowe Price Institutional Global Growth Equity Fund (formerly T. Rowe Price Institutional

 Global Large-Cap Equity Fund) (RPIGX)

T. Rowe Price Institutional Global Value Equity Fund (PRIGX)

T. Rowe Price Institutional International Bond Fund (RPIIX)

T. ROWE PRICE INTERNATIONAL FUNDS, INC.

T. Rowe Price Africa & Middle East Fund (TRAMX)

T. Rowe Price Emerging Europe Fund (TREMX)

T. Rowe Price Emerging Markets Bond Fund (PREMX)

T. Rowe Price Emerging Markets Corporate Bond Fund (TRECX)

T. Rowe Price Emerging Markets Corporate Bond Fund–Advisor Class (PACEX)

T. Rowe Price Emerging Markets Local Currency Bond Fund (PRELX)

T. Rowe Price Emerging Markets Local Currency Bond Fund–Advisor Class (PAELX)

T. Rowe Price Emerging Markets Stock Fund (PRMSX)

T. Rowe Price European Stock Fund (PRESX)

T. Rowe Price Global Industrials Fund (RPGIX)

T. Rowe Price Global Growth Stock Fund (formerly T. Rowe Price Global Large-Cap

 Stock Fund) (RPGEX)

 T. Rowe Price Global Growth Stock Fund–Advisor Class (formerly T. Rowe Price Global  Large-Cap Stock Fund) (PAGLX)

T. Rowe Price Global Infrastructure Fund (TRGFX)

 T. Rowe Price Global Infrastructure Fund–Advisor Class (PAGFX)

T. Rowe Price Global Stock Fund (PRGSX)

 T. Rowe Price Global Stock Fund–Advisor Class (PAGSX)

T. Rowe Price International Bond Fund® (RPIBX)

 T. Rowe Price International Bond Fund–Advisor Class (PAIBX)

T. Rowe Price International Discovery Fund (PRIDX)

T. Rowe Price International Growth & Income Fund (TRIGX)

 T. Rowe Price International Growth & Income Fund–Advisor Class (PAIGX)

 T. Rowe Price International Growth & Income Fund–R Class (RRIGX)

T. Rowe Price International Stock Fund (PRITX)

 T. Rowe Price International Stock Fund–Advisor Class (PAITX)

 T. Rowe Price International Stock Fund–R Class (RRITX)

T. Rowe Price Japan Fund (PRJPX)

T. Rowe Price Latin America Fund (PRLAX)

T. Rowe Price New Asia Fund (PRASX)

T. Rowe Price Overseas Stock Fund (TROSX)

T. ROWE PRICE INTERNATIONAL INDEX FUND, INC.

T. Rowe Price International Equity Index Fund (PIEQX)

T. ROWE PRICE MEDIA & TELECOMMUNICATIONS FUND, INC. (PRMTX)

T. ROWE PRICE MID-CAP GROWTH FUND, INC. (RPMGX)

T. Rowe Price Mid-Cap Growth Fund–Advisor Class (PAMCX)

T. Rowe Price Mid-Cap Growth Fund–R Class (RRMGX)

T. ROWE PRICE MID-CAP VALUE FUND, INC. (TRMCX)

T. Rowe Price Mid-Cap Value Fund–Advisor Class (TAMVX)

T. Rowe Price Mid-Cap Value Fund–R Class (RRMVX)

T. ROWE PRICE MULTI-SECTOR ACCOUNT PORTFOLIOS, INC. (“Multi-Sector Account Portfolios”)

T. Rowe Price Emerging Markets Corporate Multi-Sector Account Portfolio (formerly T. Rowe Price Emerging Markets Bond Multi-Sector Account Portfolio)

T. Rowe Price Emerging Markets Local Multi-Sector Account Portfolio

T. Rowe Price Floating Rate Multi-Sector Account Portfolio

T. Rowe Price High Yield Multi-Sector Account Portfolio

T. Rowe Price Investment-Grade Corporate Multi-Sector Account Portfolio

T. Rowe Price Mortgage-Backed Securities Multi-Sector Account Portfolio

T. ROWE PRICE NEW AMERICA GROWTH FUND (PRWAX)

T. Rowe Price New America Growth Fund–Advisor Class (PAWAX)

T. ROWE PRICE NEW ERA FUND, INC. (PRNEX)

T. ROWE PRICE NEW HORIZONS FUND, INC. (PRNHX)

T. ROWE PRICE NEW INCOME FUND, INC. (PRCIX)

T. Rowe Price New Income Fund–Advisor Class (PANIX)

T. Rowe Price New Income Fund–R Class (RRNIX)

T. ROWE PRICE PERSONAL STRATEGY FUNDS, INC. (“Personal Strategy Funds”)

T. Rowe Price Personal Strategy Balanced Fund (TRPBX)

T. Rowe Price Personal Strategy Growth Fund (TRSGX)

T. Rowe Price Personal Strategy Income Fund (PRSIX)

T. ROWE PRICE PRIME RESERVE FUND, INC. (PRRXX)

T. ROWE PRICE REAL ASSETS FUND, INC. (PRAFX)

T. ROWE PRICE REAL ESTATE FUND, INC. (TRREX)

T. Rowe Price Real Estate Fund–Advisor Class (PAREX)

T. ROWE PRICE RESERVE INVESTMENT FUNDS, INC. (“TRP Reserve Funds”)

T. Rowe Price Government Reserve Investment Fund (“TRP Government Reserve
Investment Fund”)

T. Rowe Price Reserve Investment Fund (“TRP Reserve Investment Fund”)

T. Rowe Price Short-Term Government Reserve Fund

T. Rowe Price Short-Term Reserve Fund

T. ROWE PRICE RETIREMENT FUNDS, INC. (“Retirement Funds”)

T. Rowe Price Retirement 2005 Fund (TRRFX)

 T. Rowe Price Retirement 2005 Fund–Advisor Class (PARGX)

 T. Rowe Price Retirement 2005 Fund–R Class (RRTLX)

T. Rowe Price Retirement 2010 Fund (TRRAX)

 T. Rowe Price Retirement 2010 Fund–Advisor Class (PARAX)

 T. Rowe Price Retirement 2010 Fund–R Class (RRTAX)

T. Rowe Price Retirement 2015 Fund (TRRGX)

 T. Rowe Price Retirement 2015 Fund–Advisor Class (PARHX)

 T. Rowe Price Retirement 2015 Fund–R Class (RRTMX)

T. Rowe Price Retirement 2020 Fund (TRRBX)

 T. Rowe Price Retirement 2020 Fund–Advisor Class (PARBX)

 T. Rowe Price Retirement 2020 Fund–R Class (RRTBX)

T. Rowe Price Retirement 2025 Fund (TRRHX)

 T. Rowe Price Retirement 2025 Fund–Advisor Class (PARJX)

 T. Rowe Price Retirement 2025 Fund–R Class (RRTNX)

T. Rowe Price Retirement 2030 Fund (TRRCX)

 T. Rowe Price Retirement 2030 Fund–Advisor Class (PARCX)

 T. Rowe Price Retirement 2030 Fund–R Class (RRTCX)

T. Rowe Price Retirement 2035 Fund (TRRJX)

 T. Rowe Price Retirement 2035 Fund–Advisor Class (PARKX)

 T. Rowe Price Retirement 2035 Fund–R Class (RRTPX)

T. Rowe Price Retirement 2040 Fund (TRRDX)

 T. Rowe Price Retirement 2040 Fund–Advisor Class (PARDX)

 T. Rowe Price Retirement 2040 Fund–R Class (RRTDX)

T. Rowe Price Retirement 2045 Fund (TRRKX)

 T. Rowe Price Retirement 2045 Fund–Advisor Class (PARLX)

 T. Rowe Price Retirement 2045 Fund–R Class (RRTRX)

T. Rowe Price Retirement 2050 Fund (TRRMX)

 T. Rowe Price Retirement 2050 Fund–Advisor Class (PARFX)

 T. Rowe Price Retirement 2050 Fund–R Class (RRTFX)

T. Rowe Price Retirement 2055 Fund (TRRNX)

 T. Rowe Price Retirement 2055 Fund–Advisor Class (PAROX)

 T. Rowe Price Retirement 2055 Fund–R Class RRTVX)

T. Rowe Price Retirement Income Fund (TRRIX)

 T. Rowe Price Retirement Income Fund–Advisor Class (PARIX)

 T. Rowe Price Retirement Income Fund–R Class (RRTIX)

T. Rowe Price Target Retirement 2005 Fund (TRARX)

 T. Rowe Price Target Retirement 2005 Fund–Advisor Class (PANRX)

T. Rowe Price Target Retirement 2010 Fund (TRROX)

 T. Rowe Price Target Retirement 2010 Fund–Advisor Class (PAERX)

T. Rowe Price Target Retirement 2015 Fund (TRRTX)

 T. Rowe Price Target Retirement 2015 Fund–Advisor Class (PAHRX)

T. Rowe Price Target Retirement 2020 Fund (TRRUX)

 T. Rowe Price Target Retirement 2020 Fund–Advisor Class (PAIRX)

T. Rowe Price Target Retirement 2025 Fund (TRRVX)

 T. Rowe Price Target Retirement 2025 Fund–Advisor Class (PAJRX)

T. Rowe Price Target Retirement 2030 Fund (TRRWX)

 T. Rowe Price Target Retirement 2030 Fund–Advisor Class (PAKRX)

T. Rowe Price Target Retirement 2035 Fund (RPGRX)

 T. Rowe Price Target Retirement 2035 Fund–Advisor Class (PATVX)

T. Rowe Price Target Retirement 2040 Fund (TRHRX)

 T. Rowe Price Target Retirement 2040 Fund–Advisor Class (PAHHX)

T. Rowe Price Target Retirement 2045 Fund (RPTFX)

 T. Rowe Price Target Retirement 2045 Fund–Advisor Class (PAFFX)

T. Rowe Price Target Retirement 2050 Fund (TRFOX)

 T. Rowe Price Target Retirement 2050 Fund–Advisor Class (PAOFX)

T. Rowe Price Target Retirement 2055 Fund (TRFFX)

 T. Rowe Price Target Retirement 2055 Fund–Advisor Class (PAFTX)

T. ROWE PRICE SCIENCE & TECHNOLOGY FUND, INC. (PRSCX)

T. Rowe Price Science & Technology Fund–Advisor Class (PASTX)

T. ROWE PRICE SHORT-TERM BOND FUND, INC. (PRWBX)

T. Rowe Price Short-Term Bond Fund–Advisor Class (PASHX)

T. Rowe Price Ultra Short-Term Bond Fund (TRBUX)

T. ROWE PRICE SMALL-CAP STOCK FUND, INC. (OTCFX)

T. Rowe Price Small-Cap Stock Fund–Advisor Class (PASSX)

T. ROWE PRICE SMALL-CAP VALUE FUND, INC. (PRSVX)

T. Rowe Price Small-Cap Value Fund–Advisor Class (PASVX)

T. ROWE PRICE SPECTRUM FUND, INC. (“Spectrum Funds”)

Spectrum Growth Fund (PRSGX)

Spectrum Income Fund (RPSIX)

Spectrum International Fund (PSILX)

T. ROWE PRICE STATE TAX-FREE INCOME TRUST

Georgia Tax-Free Bond Fund (GTFBX)

Maryland Short-Term Tax-Free Bond Fund (PRMDX)

Maryland Tax-Free Bond Fund (MDXBX)

Maryland Tax-Free Money Fund (TMDXX)

New Jersey Tax-Free Bond Fund (NJTFX)

New York Tax-Free Bond Fund (PRNYX)

New York Tax-Free Money Fund (NYTXX)

Virginia Tax-Free Bond Fund (PRVAX)

T. ROWE PRICE STRATEGIC INCOME FUND, INC. (PRSNX)

T. Rowe Price Strategic Income Fund–Advisor Class (PRSAX)

T. ROWE PRICE SUMMIT FUNDS, INC. (“Summit Income Funds”)

T. Rowe Price Summit Cash Reserves Fund (TSCXX)

T. Rowe Price Summit GNMA Fund (PRSUX)

T. ROWE PRICE SUMMIT MUNICIPAL FUNDS, INC. (“Summit Municipal Funds”)

T. Rowe Price Summit Municipal Money Market Fund (TRSXX)

T. Rowe Price Summit Municipal Intermediate Fund (PRSMX)

T. Rowe Price Summit Municipal Intermediate Fund–Advisor Class (PAIFX)

T. Rowe Price Summit Municipal Income Fund (PRINX)

T. Rowe Price Summit Municipal Income Fund–Advisor Class (PAIMX)

T. ROWE PRICE TAX-EFFICIENT FUNDS, INC. (“Tax-Efficient Funds”)

T. Rowe Price Tax-Efficient Equity Fund (PREFX)

T. ROWE PRICE TAX-EXEMPT MONEY FUND, INC. (PTEXX)

T. ROWE PRICE TAX-FREE HIGH YIELD FUND, INC. (PRFHX)

T. Rowe Price Tax-Free High Yield Fund–Advisor Class (PATFX)

T. ROWE PRICE TAX-FREE INCOME FUND, INC. (PRTAX)

T. Rowe Price Tax-Free Income Fund–Advisor Class (PATAX)

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND, INC. (PRFSX)

T. Rowe Price Tax-Free Short-Intermediate Fund–Advisor Class (PATIX)

T. Rowe Price Tax-Free Ultra Short-Term Bond Fund (PRTUX)

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND, INC. (PBDIX)

T. ROWE PRICE U.S. LARGE-CAP CORE FUND, INC. (TRULX)

T. Rowe Price U.S. Large-Cap Core Fund–Advisor Class (PAULX)

T. ROWE PRICE U.S. TREASURY FUNDS, INC. (“U.S. Treasury Funds”)

U.S. Treasury Intermediate Fund (PRTIX)

U.S. Treasury Long-Term Fund (PRULX)

U.S. Treasury Money Fund (PRTXX)

T. ROWE PRICE VALUE FUND, INC. (TRVLX)

T. Rowe Price Value Fund–Advisor Class (PAVLX)

Mailing Address:

T. Rowe Price Investment Services, Inc.
100 East Pratt Street
Baltimore, Maryland 21202
1-800-638-5660

This SAI is not a prospectus but should be read in conjunction with the appropriate current fund prospectus, which may be obtained from T. Rowe Price Investment Services, Inc. (“Investment Services”).

Each fund’s financial statements for its most recent fiscal period and the Report of Independent Registered Public Accounting Firm are included in each fund’s annual or semiannual report and incorporated by reference into this SAI. The Credit Opportunities Fund, Credit Opportunities Fund–Advisor Class, Institutional Credit Opportunities Fund, Institutional Global Multi-Sector Bond Fund, Institutional Long Duration Credit Fund, Target Retirement 2005 Fund, Target Retirement 2005 Fund–Advisor Class, Target Retirement 2010 Fund, Target Retirement 2010 Fund–Advisor Class, Target Retirement 2015 Fund, Target Retirement 2015 Fund–Advisor Class, Target Retirement 2020 Fund, Target Retirement 2020 Fund–Advisor Class, Target Retirement 2025 Fund, Target Retirement 2025 Fund–Advisor Class, Target Retirement 2030 Fund, Target Retirement 2030 Fund–Advisor Class, Target Retirement 2035 Fund, Target Retirement 2035 Fund–Advisor Class, Target Retirement 2040 Fund, Target Retirement 2040 Fund–Advisor Class, Target Retirement 2045 Fund, Target Retirement 2045 Fund–Advisor Class, Target Retirement 2050 Fund, Target Retirement 2050 Fund–Advisor Class, Target Retirement 2055 Fund, Target Retirement 2055 Fund–Advisor Class, and Tax-Free Ultra Short-Term Bond Fund have not been in operation long enough to have complete financial statements.

If you would like a prospectus or an annual or semiannual shareholder report for a fund of which you are not a shareholder, please call 1-800-638-5660 and it will be sent to you at no charge. Please read this material carefully.

PART I – TABLE OF CONTENTS

References to the following are as indicated:

Internal Revenue Code of 1986, as amended (“Code”)

Investment Company Act of 1940, as amended (“1940 Act”)

Moody’s Investors Service, Inc. (“Moody’s”)

Securities Act of 1933, as amended (“1933 Act”)

Securities and Exchange Commission (“SEC”)

Securities Exchange Act of 1934, as amended (“1934 Act”)

Standard & Poor’s Corporation (“S&P”)

T. Rowe Price Associates, Inc. (“T. Rowe Price”)

T. Rowe Price Hong Kong Limited (“Price Hong Kong”)

T. Rowe Price International Ltd (“T. Rowe Price International”)

T. Rowe Price Singapore Private Ltd. (“Price Singapore”)

Advisor Class

The Advisor Class is a share class of its respective T. Rowe Price fund and is not a separate mutual fund. The Advisor Class shares are designed to be sold only through brokers, dealers, banks, insurance companies, and other financial intermediaries that provide various distribution and administrative services.

F Class

The F Class is a share class of its respective T. Rowe Price fund and is not a separate mutual fund. The F Class shares are designed to be sold only through financial advisors and certain third-party intermediaries, including brokers, banks, insurance companies, retirement plan recordkeepers, and other financial intermediaries that provide various distribution and administrative services. F Class shares are not intended to be offered by intermediaries through a mutual fund “supermarket” platform.

R Class

The R Class is a share class of its respective T. Rowe Price fund and is not a separate mutual fund. The R Class shares are designed to be sold only through various third-party intermediaries that offer employer-sponsored defined contribution retirement plans and certain other accounts, including brokers, dealers, banks, insurance companies, retirement plan recordkeepers, and others.

Inflation Focused Bond Fund, Multi-Sector Account Portfolios, and TRP Reserve Funds

These funds are not available for direct purchase by members of the public. Shares of these funds may only be purchased by or on behalf of mutual funds, section 529 college savings plans, or certain institutional client accounts for which T. Rowe Price or one of its affiliates has discretionary investment authority.

Institutional Funds

The Institutional Funds have a $1,000,000 initial investment minimum (except for their F Class shares) and are designed for institutional investors. Institutional investors typically include banks, pension plans, and trust and investment companies.

PART I

Below is a table showing the prospectus and shareholder report dates for each fund. The table also lists each fund’s category, which should be used to identify groups of funds that are referenced throughout this SAI.

Fund	Fund Category	Fiscal Year End	Annual Report Date	Semiannual Report Date	Prospectus Date
Africa & Middle East	International Equity	Oct 31	Oct 31	Apr 30	March 1
Balanced	Blended	Dec 31	Dec 31	June 30	May 1
Blue Chip Growth	Equity	Dec 31	Dec 31	June 30	May 1
Blue Chip Growth Fund–Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Blue Chip Growth Fund–R Class	Equity	Dec 31	Dec 31	June 30	May 1
California Tax-Free Bond	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
California Tax-Free Money	State Tax-Free Money	Feb 28	Feb 28	Aug 30	July 1
Capital Appreciation	Equity	Dec 31	Dec 31	June 30	May 1
Capital Appreciation Fund–Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Capital Opportunity	Equity	Dec 31	Dec 31	June 30	May 1
Capital Opportunity Fund–Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Capital Opportunity Fund–R Class	Equity	Dec 31	Dec 31	June 30	May 1
Corporate Income	Taxable Bond	May 31	May 31	Nov 30	Oct 1

Credit Opportunities	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Credit Opportunities Fund–Advisor Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1

Diversified Mid-Cap Growth	Equity	Dec 31	Dec 31	June 30	May 1
Diversified Small-Cap Growth	Equity	Dec 31	Dec 31	June 30	May 1
Dividend Growth	Equity	Dec 31	Dec 31	June 30	May 1
Dividend Growth Fund–Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Emerging Europe	International Equity	Oct 31	Oct 31	Apr 30	March 1
Emerging Markets Bond	International Bond	Dec 31	Dec 31	June 30	May 1
Emerging Markets Corporate Bond	International Bond	Dec 31	Dec 31	June 30	May 1
Emerging Markets Corporate Bond–Advisor Class	International Bond	Dec 31	Dec 31	June 30	May 1
Emerging Markets Corporate Multi-Sector Account Portfolio	International Bond	Dec 31	Dec 31	June 30	May 1
Emerging Markets Local Currency Bond	International Bond	Dec 31	Dec 31	June 30	May 1
Emerging Markets Local Currency Bond Fund–Advisor Class	International Bond	Dec 31	Dec 31	June 30	May 1
Emerging Markets Local Multi-Sector Account Portfolio	International Bond	Dec 31	Dec 31	June 30	May 1
Emerging Markets Stock	International Equity	Oct 31	Oct 31	Apr 30	March 1
Equity Income	Equity	Dec 31	Dec 31	June 30	May 1

Fund	Fund Category	Fiscal Year End	Annual Report Date	Semiannual Report Date	Prospectus Date
Equity Income Fund–Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Equity Income Fund–R Class	Equity	Dec 31	Dec 31	June 30	May 1
Equity Index 500	Index Equity	Dec 31	Dec 31	June 30	May 1
European Stock	International Equity	Oct 31	Oct 31	Apr 30	March 1
Extended Equity Market Index	Index Equity	Dec 31	Dec 31	June 30	May 1
Financial Services	Equity	Dec 31	Dec 31	June 30	May 1
Floating Rate	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Floating Rate Fund–Advisor Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Floating Rate Multi-Sector Account Portfolio	Taxable Bond	Feb 28	Feb 28	Aug 30	July 1
Georgia Tax-Free Bond	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Global Allocation	Blended	Oct 31	Oct 31	Apr 30	March 1
Global Allocation Fund–Advisor Class	Blended	Oct 31	Oct 31	Apr 30	March 1
Global Growth Stock	International Equity	Oct 31	Oct 31	Apr 30	March 1
Global Growth Stock Fund–Advisor Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
Global Industrials	International Equity	Dec 31	Dec 31	June 30	May 1
Global Infrastructure	International Equity	Oct 31	Oct 31	Apr 30	March 1
Global Infrastructure Fund–Advisor Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
Global Real Estate	Equity	Dec 31	Dec 31	June 30	May 1
Global Real Estate Fund–Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Global Stock	International Equity	Oct 31	Oct 31	Apr 30	March 1
Global Stock Fund–Advisor Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
Global Technology	Equity	Dec 31	Dec 31	June 30	May 1
GNMA	Taxable Bond	May 31	May 31	Nov 30	Oct 1
TRP Government Reserve Investment	Taxable Money	May 31	May 31	Nov 30	Oct 1
Growth & Income	Equity	Dec 31	Dec 31	June 30	May 1
Growth Stock	Equity	Dec 31	Dec 31	June 30	May 1
Growth Stock Fund–Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Growth Stock Fund–R Class	Equity	Dec 31	Dec 31	June 30	May 1
Health Sciences	Equity	Dec 31	Dec 31	June 30	May 1
High Yield	Taxable Bond	May 31	May 31	Nov 30	Oct 1
High Yield Fund–Advisor Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
High Yield Multi-Sector Account Portfolio	Taxable Bond	Feb 28	Feb 28	Aug 30	July 1
Inflation Focused Bond	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Inflation Protected Bond	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Institutional Africa & Middle East	International Equity	Oct 31	Oct 31	Apr 30	March 1
Institutional Concentrated International Equity	International Equity	Oct 31	Oct 31	Apr 30	March 1
Institutional Core Plus	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Institutional Core Plus-F Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1

Fund	Fund Category	Fiscal Year End	Annual Report Date	Semiannual Report Date	Prospectus Date

Institutional Credit Opportunities	Taxable Bond	May 31	May 31	Nov 30	Oct 1

Institutional Emerging Markets Bond	International Bond	Dec 31	Dec 31	June 30	May 1
Institutional Emerging Markets Equity	International Equity	Oct 31	Oct 31	Apr 30	March 1
Institutional Floating Rate	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Institutional Floating Rate-F Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Institutional Global Focused Growth Equity	International Equity	Oct 31	Oct 31	Apr 30	March 1
Institutional Global Growth Equity	International Equity	Oct 31	Oct 31	Apr 30	March 1
Institutional Global Multi-Sector Bond	International Bond	May 31	May 31	Nov 30	Oct 1
Institutional Global Value Equity	International Equity	Oct 31	Oct 31	Apr 30	March 1
Institutional High Yield	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Institutional International Bond	International Bond	Dec 31	Dec 31	June 30	May 1
Institutional International Core Equity	International Equity	Oct 31	Oct 31	Apr 30	March 1
Institutional International Growth Equity	International Equity	Oct 31	Oct 31	Apr 30	March 1
Institutional Large-Cap Core Growth	Equity	Dec 31	Dec 31	June 30	May 1
Institutional Large-Cap Growth	Equity	Dec 31	Dec 31	June 30	May 1
Institutional Large-Cap Value	Equity	Dec 31	Dec 31	June 30	May 1
Institutional Long Duration Credit	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Institutional Mid-Cap Equity Growth	Equity	Dec 31	Dec 31	June 30	May 1
Institutional Small-Cap Stock	Equity	Dec 31	Dec 31	June 30	May 1
Institutional U.S. Structured Research	Equity	Dec 31	Dec 31	June 30	May 1
International Bond	International Bond	Dec 31	Dec 31	June 30	May 1
International Bond Fund–Advisor Class	International Bond	Dec 31	Dec 31	June 30	May 1
International Discovery	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Equity Index	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Growth & Income	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Growth & Income Fund–Advisor Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Growth & Income Fund–R Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Stock	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Stock Fund–Advisor Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Stock Fund–R Class	International Equity	Oct 31	Oct 31	Apr 30	March 1

Fund	Fund Category	Fiscal Year End	Annual Report Date	Semiannual Report Date	Prospectus Date
Investment-Grade Corporate Multi-Sector Account Portfolio	Taxable Bond	Feb 28	Feb 28	Aug 30	July 1
Japan	International Equity	Oct 31	Oct 31	Apr 30	March 1
Latin America	International Equity	Oct 31	Oct 31	Apr 30	March 1
Maryland Short-Term Tax-Free Bond	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Maryland Tax-Free Bond	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Maryland Tax-Free Money	State Tax-Free Money	Feb 28	Feb 28	Aug 30	July 1
Media & Telecommunications	Equity	Dec 31	Dec 31	June 30	May 1
Mid-Cap Growth	Equity	Dec 31	Dec 31	June 30	May 1
Mid-Cap Growth Fund–Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Mid-Cap Growth Fund–R Class	Equity	Dec 31	Dec 31	June 30	May 1
Mid-Cap Value	Equity	Dec 31	Dec 31	June 30	May 1
Mid-Cap Value Fund–Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Mid-Cap Value Fund–R Class	Equity	Dec 31	Dec 31	June 30	May 1
Mortgage-Backed Securities Multi-Sector Account Portfolio	Taxable Bond	Feb 28	Feb 28	Aug 30	July 1
New America Growth	Equity	Dec 31	Dec 31	June 30	May 1
New America Growth Fund–Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
New Asia	International Equity	Oct 31	Oct 31	Apr 30	March 1
New Era	Equity	Dec 31	Dec 31	June 30	May 1
New Horizons	Equity	Dec 31	Dec 31	June 30	May 1
New Income	Taxable Bond	May 31	May 31	Nov 30	Oct 1
New Income Fund–Advisor Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
New Income Fund–R Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
New Jersey Tax-Free Bond	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
New York Tax-Free Bond	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
New York Tax-Free Money	State Tax-Free Money	Feb 28	Feb 28	Aug 30	July 1
Overseas Stock	International Equity	Oct 31	Oct 31	Apr 30	March 1
Personal Strategy Balanced	Blended	May 31	May 31	Nov 30	Oct 1
Personal Strategy Growth	Blended	May 31	May 31	Nov 30	Oct 1
Personal Strategy Income	Blended	May 31	May 31	Nov 30	Oct 1
Prime Reserve	Taxable Money	May 31	May 31	Nov 30	Oct 1
Real Assets Fund	Equity	Dec 31	Dec 31	June 30	May 1
Real Estate	Equity	Dec 31	Dec 31	June 30	May 1
Real Estate Fund–Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
TRP Reserve Investment	Taxable Money	May 31	May 31	Nov 30	Oct 1
Retirement 2005	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2005 Fund–Advisor Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2005 Fund–R Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1

Fund	Fund Category	Fiscal Year End	Annual Report Date	Semiannual Report Date	Prospectus Date
Retirement 2010	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2010 Fund–Advisor Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2010 Fund–R Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2015	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2015 Fund–Advisor Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2015 Fund–R Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2020	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2020 Fund–Advisor Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2020 Fund–R Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2025	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2025 Fund–Advisor Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2025 Fund–R Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2030	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2030 Fund–Advisor Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2030 Fund–R Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2035	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2035 Fund–Advisor Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2035 Fund–R Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2040	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2040 Fund–Advisor Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2040 Fund–R Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2045	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2045 Fund–Advisor Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2045 Fund–R Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2050	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2050 Fund–Advisor Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2050 Fund–R Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2055	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2055 Fund–Advisor Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2055 Fund–R Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement Income	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement Income Fund–Advisor Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1

Fund	Fund Category	Fiscal Year End	Annual Report Date	Semiannual Report Date	Prospectus Date
Retirement Income Fund–R Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Science & Technology	Equity	Dec 31	Dec 31	June 30	May 1
Science & Technology Fund–Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Short-Term Bond	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Short-Term Bond Fund–Advisor Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Short-Term Government Reserve	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Short-Term Reserve	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Small-Cap Stock	Equity	Dec 31	Dec 31	June 30	May 1
Small-Cap Stock Fund–Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Small-Cap Value	Equity	Dec 31	Dec 31	June 30	May 1
Small-Cap Value Fund–Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Spectrum Growth	Fund-of-Funds	Dec 31	Dec 31	June 30	May 1
Spectrum Income	Fund-of-Funds	Dec 31	Dec 31	June 30	May 1
Spectrum International	Fund-of-Funds	Dec 31	Dec 31	June 30	May 1
Strategic Income	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Strategic Income Fund–Advisor Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Summit Cash Reserves	Taxable Money	Oct 31	Oct 31	Apr 30	March 1
Summit GNMA	Taxable Bond	Oct 31	Oct 31	Apr 30	March 1
Summit Municipal Income	Tax-Free Bond	Oct 31	Oct 31	Apr 30	March 1
Summit Municipal Income–Advisor Class	Tax-Free Bond	Oct 31	Oct 31	Apr 30	March 1
Summit Municipal Intermediate	Tax-Free Bond	Oct 31	Oct 31	Apr 30	March 1
Summit Municipal Intermediate–Advisor Class	Tax-Free Bond	Oct 31	Oct 31	Apr 30	March 1
Summit Municipal Money Market	Tax-Free Money	Oct 31	Oct 31	Apr 30	March 1
Target Retirement 2005	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Target Retirement 2005 Fund–Advisor Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Target Retirement 2010	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Target Retirement 2010 Fund–Advisor Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Target Retirement 2015	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Target Retirement 2015 Fund–Advisor Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Target Retirement 2020	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Target Retirement 2020 Fund–Advisor Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Target Retirement 2025	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Target Retirement 2025 Fund–Advisor Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Target Retirement 2030	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Target Retirement 2030 Fund–Advisor Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Target Retirement 2035	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1

Fund	Fund Category	Fiscal Year End	Annual Report Date	Semiannual Report Date	Prospectus Date
Target Retirement 2035 Fund–Advisor Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Target Retirement 2040	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Target Retirement 2040 Fund–Advisor Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Target Retirement 2045	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Target Retirement 2045 Fund–Advisor Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Target Retirement 2050	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Target Retirement 2050 Fund–Advisor Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Target Retirement 2055	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Target Retirement 2055 Fund–Advisor Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Tax-Efficient Equity	Equity	Feb 28	Feb 28	Aug 30	July 1
Tax-Exempt Money	Tax-Free Money	Feb 28	Feb 28	Aug 30	July 1
Tax-Free High Yield	Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Tax-Free High Yield–Advisor Class	Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Tax-Free Income	Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Tax-Free Income Fund–Advisor Class	Tax Free Bond	Feb 28	Feb 28	Aug 30	July 1
Tax-Free Short-Intermediate	Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Tax-Free Short-Intermediate–Advisor Class	Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Tax-Free Ultra Short-Term Bond	Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Total Equity Market Index	Index Equity	Dec 31	Dec 31	June 30	May 1
U.S. Bond Enhanced Index	Index Bond	Oct 31	Oct 31	Apr 30	March 1
U.S. Large-Cap Core	Equity	Dec 31	Dec 31	June 30	May 1
U.S. Large-Cap Core Fund–Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
U.S. Treasury Intermediate	Taxable Bond	May 31	May 31	Nov 30	Oct 1
U.S. Treasury Long-Term	Taxable Bond	May 31	May 31	Nov 30	Oct 1
U.S. Treasury Money	Taxable Money	May 31	May 31	Nov 30	Oct 1
Ultra Short-Term Bond	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Value	Equity	Dec 31	Dec 31	June 30	May 1
Value Fund–Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Virginia Tax-Free Bond	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
MANAGEMENT OF THE FUNDS

The officers and directors (the term “director” is used to refer to directors or trustees, as applicable) of the Price Funds are listed on the following pages. Unless otherwise noted, the address of each is 100 East Pratt Street, Baltimore, Maryland 21202.

Each fund is overseen by a Board of Directors/Trustees (“Board”) that meets regularly to review a wide variety of matters affecting or potentially affecting the funds, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Boards elect the funds’ officers and are responsible for performing various duties imposed on them by the 1940 Act, the laws of Maryland or Massachusetts, and other applicable laws. At least 75% of each Board’s members are independent of T. Rowe Price and its affiliates. The directors who are also employees or officers of T. Rowe Price are considered to be inside or interested directors because of their relationships with T. Rowe Price and its affiliates. Each inside director and officer (except as indicated in the tables setting forth the directors’ and officers’ principal occupations during the past five years) has been an employee of T. Rowe Price or its affiliates for five or more years. The Boards normally hold five regularly scheduled formal meetings during each calendar year. Although the Boards have direct responsibility over various matters (such as approval of advisory contracts and review of fund performance), each Board also exercises certain of its oversight responsibilities through several committees that it has established and which report back to the full Board. The Boards believe that a committee structure is an effective means to permit directors to focus on particular operations or issues affecting the funds, including risk oversight. Each Board currently has three standing committees, a Committee of Independent Directors, a Joint Audit Committee, and an Executive Committee, which are described in greater detail in the following paragraphs.

Edward C. Bernard, an inside director, serves as the Chairman of the Board of each fund. The independent directors of each fund have designated a Lead Independent Director, who functions as a liaison between the Chairman of the Board and the other independent directors. The Lead Independent Director presides at all executive sessions of the independent directors, reviews and provides input on Board meeting agendas and materials, and typically represents the independent directors in discussions with T. Rowe Price management. Anthony W. Deering currently serves as Lead Independent Director of each Board. Each fund’s Board has determined that its leadership and committee structure is appropriate because the Board believes that it sets the proper tone for the relationship between the fund, on the one hand, and T. Rowe Price or its affiliates and the fund’s other principal service providers, on the other, and facilitates the exercise of the Board’s independent judgment in evaluating and managing the relationships. In addition, the structure efficiently allocates responsibility among committees and the full Board. The same independent directors currently serve on the Boards of all of the Price Funds. This approach is designed to provide effective governance by exposing the independent directors to a wider range of business issues and market trends, allowing the directors to better share their knowledge, background and experience, and permitting the Boards to operate more efficiently, particularly with respect to matters common to all Price Funds.

The Committee of Independent Directors, which consists of all of the independent directors of the funds, is responsible for, among other things, seeking, reviewing and selecting candidates to fill vacancies on each fund’s Board, periodically evaluating the compensation payable to the independent directors, and performing certain functions with respect to the governance of the funds. The Lead Independent Director serves as chairman of the committee. The committee will consider written recommendations from shareholders for possible nominees for director. Shareholders should submit their recommendations to the secretary of the funds. The committee met four times in 2013 in conjunction with the full Board.

The Joint Audit Committee consists of only independent directors. The current members of the committee are Anthony W. Deering, Robert J. Gerrard, Jr., John G. Schreiber, and Mark R. Tercek. Mr. Tercek serves as chairman of the committee. The Joint Audit Committee oversees the pricing processes for the Price Funds and holds three regular meetings during each fiscal year. Two of the meetings include the attendance of the independent registered public accounting firm of the Price Funds as the Joint Audit Committee reviews: (1) the services provided; (2) the findings of the most recent audits; (3) management’s response to the findings of the most recent audits; (4) the scope of the audits to be performed; (5) the accountants’ fees; and (6) any accounting questions relating to particular areas of the Price Funds’ operations or the operations of parties dealing with the Price Funds, as circumstances indicate. A third meeting is devoted primarily to a review of the risk management program of the funds’ investment adviser. The Joint Audit Committee met three times in 2013.

The Executive Committee, which consists of each fund’s interested directors, has been authorized by its respective Board to exercise all powers of the Boards of the funds in the intervals between regular meetings of the Boards, except for those powers prohibited by statute from being delegated. All actions of the Executive Committee must be approved in advance by one independent director and reviewed after the fact by the full Board. The Executive Committee for each fund does not hold regularly scheduled meetings. The Executive Committee was called upon to take action on behalf of one fund during 2013.

In addition to the Boards and the three standing committees, the directors had established a Fixed Income Advisory Board with respect to the domestic fixed income Price Funds. The Fixed Income Advisory Board had been composed of Robert J. Gerrard, Jr. and Cecilia E. Rouse, who served in a consultative capacity to the Board of each of the domestic fixed income Price Funds. In this capacity, they participated in Board discussions and reviewed Board materials relating to the domestic fixed income Price Funds, although they were not eligible to vote on any matter presented to the Boards of the domestic fixed income Price Funds. In October 2013, Mr. Gerrard and Dr. Rouse were elected independent directors of the domestic fixed income Price Funds, at which point the Fixed Income Advisory Board was terminated.

Like other mutual funds, the funds are subject to risks, including investment, compliance, operational, and valuation risks, among others. The Boards oversee risk as part of their oversight of the funds. Risk oversight is addressed as part of various Board and committee activities. The Board, directly or through its committees, interacts with and reviews reports from, among others, the investment adviser or its affiliates, the funds’ Chief Compliance Officer, the funds’ independent registered public accounting firm, legal counsel, and internal auditors for T. Rowe Price or its affiliates, as appropriate, regarding risks faced by the funds and the risk management programs of the investment adviser and certain other service providers. Also, the Joint Audit Committee receives periodic reports from members of the advisers’ Risk Management Oversight Committee on the significant risks inherent to the advisers’ business, including aggregate investment risks, reputational risk, business continuity risk, and operational risk. The actual day-to-day risk management functions with respect to the funds are subsumed within the responsibilities of the investment adviser, its affiliates that serve as investment sub-advisers to the funds, and other service providers (depending on the nature of the risk) that carry out the funds’ investment management and business affairs. Although the risk management policies of T. Rowe Price and its affiliates, and the funds’ other service providers, are reasonably designed to be effective, those policies and their implementation vary among service providers over time, and there is no guarantee that they will always be effective. Not all risks that may affect the funds can be identified. Processes and controls developed may not eliminate or mitigate the occurrence or effects of all risks, and some risks may be simply beyond any control of the funds, T. Rowe Price and its affiliates, or other service providers.

Each director’s experience, qualifications, attributes, or skills, on an individual basis and in combination with those of the other directors, has led to the conclusion that each director should serve on the Boards of the Price Funds. Attributes common to all directors include the ability to review critically, evaluate, question, and discuss information provided to them, to interact effectively with the funds’ management and counsel and the various service providers to the funds, and to exercise reasonable business judgment in the performance of their duties as directors. In addition, the actual service and commitment of the directors during their tenure on the funds’ Boards is taken into consideration in concluding that each should continue to serve. A director’s ability to perform his or her duties effectively may have been attained through his or her educational background or professional training; business, consulting, public service, or academic positions; experience from service as a director of the Price Funds, public companies, non-profit entities, or other organizations; or other experiences. Each director brings a diverse perspective to the Boards. Set forth below is a brief discussion of the specific experience, qualifications, attributes, or skills of each director that led to the conclusion that he or she should serve as a director.

Edward C. Bernard has been an interested director, and Chairman of the Board, of all the Price Funds for the past 7 years. Mr. Bernard has 25 years of experience in the investment management industry, all of which have been with T. Rowe Price. In addition to his responsibilities with T. Rowe Price and the Price Funds, Mr. Bernard served as chairman (from 2009 to 2011) and is currently the vice chairman of the board of governors of the Investment Company Institute, the national trade association for the mutual fund industry.

William R. Brody has been an independent director of the Price Funds for the past 4 years. Dr. Brody has substantial experience in the public health and research fields, as well as academia. He previously served as President of the Johns Hopkins University, as well as on the boards of John Hopkins University, Johns Hopkins Health System, Salk Institute for Biological Studies, IBM, and Novartis. He has also served on the boards of a number of other private companies and non-profit entities, including Kool Smiles, Novamed, Stanford University, and the Commonwealth Fund, which funds health services research.

Anthony W. Deering has been an independent director of the Price Funds for more than 30 years. He currently serves as the Lead Independent Director and as a member of the Joint Audit Committee. Mr. Deering brings a wealth of financial services and investment management experience to the Boards. He is the former chair and chief executive officer of the Rouse Company and has also served on the boards of a number of public companies, including Deutsche Bank North America, Vornado Realty Trust, Mercantile Bank, and Under Armour. He has also served on the boards of a number of private companies and non-profit entities, including the Investment Company Institute, Baltimore Museum of Art, Parks & People Foundation, The Rouse Company Foundation, and The Charlesmead Foundation among others.

Donald W. Dick, Jr. has been an independent director of the Price Funds for more than 30 years. He has significant investment and business experience from serving as a principal in a private equity firm and has previously served on the boards of manufacturing, construction, publishing, and advertising companies in the U.S. and Europe.

Bruce W. Duncan has substantial experience in the fields of commercial real estate and property management. He currently serves as chief executive officer and director of First Industrial Realty Trust and has held a variety of senior roles and board positions with Starwood Hotels & Resorts. In October 2013, he was elected independent director of the Price Funds.

Robert J. Gerrard, Jr. has been an independent director of certain Price Funds since May 2012 and currently serves as a member of the Joint Audit Committee. He has substantial legal and business experience in the industries relating to communications and interactive data services. He has served on the board and compensation committee for Syniverse Holdings and as general counsel to Scripps Networks.

Michael C. Gitlin has been an interested director of certain fixed income Price Funds for the past three years. He has served as the Director of Fixed Income for T. Rowe Price since 2009. He joined T. Rowe Price in 2007, where he initially served as the Global Head of Trading until becoming the Director of Fixed Income. Prior to joining T. Rowe Price, he held several roles in the securities industry, including Head of U.S. Equity Sales at Citigroup Global Markets.

Karen N. Horn has been an independent director of the Price Funds for the past 10 years. Ms. Horn has substantial experience in the financial services industry and the arts. She is a limited partner and senior managing director of Brock Capital Group, and has served on the boards of a number of public companies, including Eli Lilly, Simon Property Group, the Federal National Mortgage Association, and Norfolk Southern. She has also served on the boards of a number of private companies and non-profit entities, including the National Bureau of Economic Research, Council on Foreign Relations, and the Florence Griswold Museum.

Paul F. McBride has served in various management and senior leadership roles with the Black & Decker Corporation and General Electric Company. He led businesses in the materials, industrial, and consumer durable segments. He also has significant global experience. He has served on the boards of a number of private and non-profit entities, including Dunbar Armored, Vizzia Technologies, Gilman School, and Living Classrooms Foundation. In October 2013, he was elected independent director of the Price Funds.

Brian C. Rogers has been an interested director of certain Price Funds for more than 20 years. Mr. Rogers has served in a variety of senior leadership roles since joining T. Rowe Price in 1982. Prior to that, he was employed by Bankers Trust Company. In addition to various offices held with T. Rowe Price and its affiliates, he serves as the portfolio manager of the Equity Income Fund and Equity Income Portfolio, and as a member of the T. Rowe Price Asset Allocation Committee.

Cecilia E. Rouse has been an independent director of certain Price Funds since May 2012. Dr. Rouse has extensive experience in the fields of higher education and economic research. She has served in a variety of roles at Princeton University, including as a dean, professor, and leader of economic research. She has also served on the board of MDRC, a non-profit education and social policy organization dedicated to improving programs and policies that affect the poor, and as a member of numerous entities, including the American Economic Association, National Bureau of Economic Research, National Academy of Education, and the Association of Public Policy and Management Policy Council.

John G. Schreiber has been an independent director of the Price Funds for more than 20 years and currently serves as a member of the Joint Audit Committee. He has significant experience investing in real estate transactions and brings substantial financial services and investment management experience to the boards. He is the President of Centaur Capital Partners, Inc. and is a Partner and Co-Founder of Blackstone Real Estate Advisors. He previously served as chairman and chief executive officer of JMB Urban Development Co. and Executive Vice President of JMB Realty Corporation. Mr. Schreiber currently serves on the boards of JMB Realty Corporation, Brixmor Shopping Centers, Hilton Worldwide, and Blackstone Mortgage Trust, and is a past board member of Urban Shopping Centers, Inc., Host Hotels & Resorts, Inc., The Rouse Company, General Growth Properties, and AMLI Residential Properties Trust.

Mark R. Tercek has been an independent director of the Price Funds for the past four years and currently serves as chairman of the Joint Audit Committee. He brings substantial financial services experience to the boards. He was a managing director of Goldman Sachs and is currently president and chief executive officer of The Nature Conservancy.

In addition, the following tables provide biographical information for the directors, along with their principal occupations and any directorships they have held of public companies and other investment companies during the past five years.

Independent Directors(a)

Name, Year of Birth, and Number of Portfolios in Fund Complex Overseen by Director	Principal Occupation(s) During Past 5 Years	Directorships of Public Companies and Other Investment Companies During Past 5 Years

William R. Brody 1944 159 portfolios	President and Trustee, Salk Institute for Biological Studies (2009 to present); Director, BioMed Realty Trust (2013 to present)	Novartis, Inc. (2009 to present); IBM (2007 to present)
Anthony W. Deering 1945 159 portfolios

Chairman, Exeter Capital, LLC, a private investment firm (2004 to present); Director, Brixmor Real Estate Investment Trust (2012 to present); Director and Member of the Advisory Board, Deutsche Bank North America (2004 to present)

Under Armour (2008 to present); Vornado Real Estate Investment Trust (2004 to 2012); Deutsche Bank North America (2004 to present)
Donald W. Dick, Jr. 1943 159 portfolios	Principal, EuroCapital Partners, LLC, an acquisition and management advisory firm (1995 to present)	None
Bruce W. Duncan 1951 159 portfolios

President, Chief Executive Officer, and Director, First Industrial Realty Trust, owner and operator of industrial properties (2009 to present); Chairman of the Board (2005 to present), Interim Chief Executive Officer (2007), Director Starwood Hotels & Resorts, hotel and leisure company (1999 to present)

None
Robert J. Gerrard, Jr. 1952 159 portfolios	Chairman of Compensation Committee, Syniverse Holdings, Inc. (2008 to 2011); Advisory Board member, Pipeline Crisis/Winning Strategies (1997 to present)	Syniverse Holdings, Inc. (2008 to 2011)
Karen N. Horn 1943 159 portfolios	Limited Partner and Senior Managing Director, Brock Capital Group, an advisory and investment banking firm (2004 to present)	Eli Lilly and Company (1987 to present); Simon Property Group (2004 to present); Norfolk Southern (2008 to present)

Name, Year of Birth, and Number of Portfolios in Fund Complex Overseen by Director	Principal Occupation(s) During Past 5 Years	Directorships of Public Companies and Other Investment Companies During Past 5 Years

Paul F. McBride 1956 159 portfolios	Former Company Officer and Senior Vice President, Human Resources and Corporate Initiatives (2004 to 2010)	None
Cecilia E. Rouse 1963 159 portfolios

Dean, Woodrow Wilson School (2012 to present); Professor and Researcher, Princeton University (1992 to present); Director, MDRC, a nonprofit education and social policy research organization (2011 to present); Member of National Academy of Education (2010 to present); Research Associate, National Bureau of Economic Research’s Labor Studies Program (2011 to present); Member of President’s Council of Economic Advisers (2009 to 2011); Chair of Committee on the Status of Minority Groups in the Economic Profession, American Economic Association (2012 to present)

None
John G. Schreiber 1946 159 portfolios

Owner/President, Centaur Capital Partners, Inc., a real estate investment company (1991 to present); Cofounder and Partner, Blackstone Real Estate Advisors, L.P. (1992 to present); Director, BXMT (formerly Capital Trust, Inc.), a real estate investment company (2012 to present); Director and Chairman of the Board, Brixmor Property Group, Inc. (2013 to present); Director, Hilton Worldwide (2013 to present)

General Growth Properties, Inc. (2010 to 2013)
Mark R. Tercek 1957 159 portfolios	President and Chief Executive Officer, The Nature Conservancy (2008 to present); Managing Director, The Goldman Sachs Group, Inc. (1984 to 2008)	None

(a) All information about the directors was current as of December 31, 2013, except for the number of portfolios, which is current as of the date of this SAI.

Inside Directors(a)

The following persons are considered interested persons of the funds because they also serve as employees of T. Rowe Price or its affiliates. No more than two inside directors serve as directors of any fund.

The Boards invite nominations from the funds’ investment adviser for persons to serve as interested directors, and the Board reviews and approves these nominations. Each of the current interested directors is a senior executive officer of T. Rowe Price and T. Rowe Price Group, Inc., as well as certain of their affiliates. Mr. Bernard has served as a director of all Price Funds and has been Chairman of the Board for all Price Funds since 2006. Mr. Gitlin became a director of certain Price Funds in 2010, and Mr. Rogers has served as director of certain Price Funds since 2006, in each case serving as a member of the Executive Committee. In addition, specific experience with respect to the interested directors’ occupations and directorships of public companies and other investment companies are set forth in the following table.

Name, Year of Birth, and Number of Portfolios in Fund Complex Overseen by Director	Principal Occupation(s) During Past 5 Years	Directorships of Public Companies

Edward C. Bernard 1956 159 portfolios

Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board, Director, and President, T. Rowe Price Investment Services, Inc.; Chairman of the Board and Director, T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Chairman of the Board, Chief Executive Officer, and Director, T. Rowe Price International; Chairman of the Board, Chief Executive Officer, Director, and President, T. Rowe Price Trust Company

Chairman of the Board, all funds

None
Michael C. Gitlin 1970 54 portfolios	Vice President, Price Hong Kong, Price Singapore, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International President, Multi-Sector Account Portfolios	None

Brian C. Rogers; CFA, CIC 1955 105 portfolios

Chief Investment Officer, Director, and Vice President, T. Rowe Price; Chairman of the Board, Chief Investment Officer, Director, and Vice President, T. Rowe Price Group, Inc.; Vice President, T. Rowe Price Trust Company

President, Equity Income Fund and Institutional Equity Funds; Vice President, Personal Strategy Funds, Retirement Funds, Spectrum Funds, and Value Fund

None

(a) All information about the directors was current as of December 31, 2013, except for the number of portfolios, which is current as of the date of this SAI.

Funds-of-Funds Arrangements

The Board is responsible for overseeing the business and affairs of the Funds-of-Funds, which consists of the following: Spectrum Growth Fund, Spectrum Income, and Spectrum International Fund (collectively the “Spectrum Funds”); Retirement 2005 Fund, Retirement 2010 Fund, Retirement 2015 Fund, Retirement 2020 Fund, Retirement 2025 Fund, Retirement 2030 Fund, Retirement 2035 Fund, Retirement 2040 Fund, Retirement 2045 Fund, Retirement 2050 Fund, Retirement 2055 Fund, and Retirement Income Fund (collectively the “RDFs”); and Target Retirement 2005 Fund, Target Retirement 2010 Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund, Target Retirement 2050 Fund, and Retirement 2055 Fund (collectively the “TRFs”). The Spectrum Funds, RDFs, and TRFs are referred to collectively as “Funds-of-Funds” and each fund individually a “Fund-of-Fund,” and where the policies that apply to both the RDFs and TRFs are identical, the RDFs and TRFs will be referred to collectively as “Retirement Funds.”

In exercising their responsibilities, the Boards, among other things, will refer to the policies, conditions, and guidelines included in an Exemptive Order (and accompanying Notice and Order) originally granted by the SEC in connection with the creation and operation of the Spectrum Funds. The RDFs and TRFs rely on this same Exemptive Order because the order was designed to cover any Fund-of-Funds arrangements that operate in a similar manner to the Spectrum Funds.

In connection with the Exemptive Order, the various Price Funds in which the Funds-of-Funds invest (collectively, the “underlying Price Funds”) have entered into Special Servicing Agreements with T. Rowe Price and each respective Spectrum Fund, RDF, and/or TRF in which they invest. The Special Servicing Agreements provide that each underlying Price Fund in which a Fund-of- Funds invests will bear its proportionate share of the expenses of that Fund-of-Funds if, and to the extent that, the underlying Price Fund’s savings from the operation of the Fund-of-Funds exceed these expenses. T. Rowe Price has agreed to bear any expenses of each Fund-of-Fund that exceed the estimated savings to each of the underlying Price Funds. As a result, the Funds-of-Funds do not pay an investment management fee and will effectively pay no operating expenses at the Fund-of-Fund level, although shareholders of the Funds-of-Funds will still indirectly bear their proportionate share of the expenses of each underlying Price Fund in which the Fund-of-Funds invests.

A majority of the directors of the Funds-of-Funds are independent of T. Rowe Price and its affiliates. However, the directors and officers of the Funds-of-Funds and certain directors and officers of T. Rowe Price and its affiliates also serve in similar positions with most of the underlying Price Funds. Thus, if the interests of the Funds-of-Funds and the underlying Price Funds were ever to become divergent, it is possible that a conflict of interest could arise and affect how this latter group of persons fulfill their fiduciary duties to the Funds-of-Funds and the underlying Price Funds. The directors of Funds-of-Funds believe they have structured the Funds-of-Funds to avoid these concerns. However, a situation could conceivably occur where proper action for the Funds-of-Funds could be adverse to the interests of an underlying Price Fund, or the reverse could occur. If such a possibility arises, the directors and officers of the affected funds and the directors and officers of T. Rowe Price will carefully analyze the situation and take all steps they believe reasonable to minimize and, where possible, eliminate the potential conflict.

Term of Office and Length of Time Served

The directors serve until retirement, resignation, or election of a successor. The following table shows the year from which each director has served on each fund’s Board (or that of the corporation or trust of which the fund is a part).

		Independent Directors
Corporation/Trust	Number of portfolios	Brody	Deering	Dick	Duncan	Gerrard	Horn	McBride	Rouse	Schreiber	Tercek
Balanced	1	2009	2001	1991	2013	2012	2003	2013	2012	2001	2009
Blue Chip Growth	1	2009	2001	1993	2013	2012	2003	2013	2012	2001	2009
California Tax-Free Income Trust	2	2009	1986	2001	2013	2013	2003	2013	2013	1992	2009
Capital Appreciation	1	2009	2001	1986	2013	2012	2003	2013	2012	2001	2009
Capital Opportunity	1	2009	2001	1994	2013	2012	2003	2013	2012	2001	2009
Corporate Income	1	2009	1995	2001	2013	2013	2003	2013	2013	1995	2009
Credit Opportunities	1	2014	2014	2014	2014	2014	2014	2014	2014	2014	2014
Diversified Mid-Cap Growth	1	2009	2003	2003	2013	2012	2003	2013	2012	2003	2009
Diversified Small-Cap Growth	1	2009	2001	1997	2013	2012	2003	2013	2012	2001	2009
Dividend Growth	1	2009	2001	1992	2013	2012	2003	2013	2012	2001	2009
Equity Income	1	2009	2001	1994	2013	2012	2003	2013	2012	2001	2009
Financial Services	1	2009	2001	1996	2013	2012	2003	2013	2012	2001	2009
Floating Rate	1	2011	2011	2011	2013	2013	2011	2013	2013	2011	2011
Global Allocation	1	2013	2013	2013	2013	2013	2013	2013	2013	2013	2013
Global Real Estate	1	2009	2008	2008	2013	2012	2008	2013	2012	2008	2009
Global Technology	1	2009	2001	2000	2013	2012	2003	2013	2012	2001	2009

		Independent Directors
Corporation/Trust	Number of portfolios	Brody	Deering	Dick	Duncan	Gerrard	Horn	McBride	Rouse	Schreiber	Tercek
GNMA	1	2009	1985	2001	2013	2013	2003	2013	2013	1992	2009
Growth & Income	1	2009	2001	1982	2013	2012	2003	2013	2012	2001	2009
Growth Stock	1	2009	2001	1980	2013	2012	2003	2013	2012	2001	2009
Health Sciences	1	2009	2001	1995	2013	2012	2003	2013	2012	2001	2009
High Yield	1	2009	1984	2001	2013	2013	2003	2013	2013	1992	2009
Index Trust	3	2009	2001	1994	2013	2012	2003	2013	2012	2001	2009
Inflation Focused Bond	1	2009	2006	2006	2013	2013	2006	2013	2013	2006	2009
Inflation Protected Bond	1	2009	2002	2002	2013	2013	2003	2013	2013	2002	2009
Institutional Equity	6	2009	2001	1996	2013	2012	2003	2013	2012	2001	2009
Institutional Income	6	2009	2002	2002	2013	2013	2003	2013	2013	2002	2009
Institutional International	10	2009	1991	1989	2013	2012	2003	2013	2012	2001	2009
International	19	2009	1991	1988	2013	2012	2003	2013	2012	2001	2009
International Index	1	2009	2000	2000	2013	2012	2003	2013	2012	2001	2009
Media & Telecommunications	1	2009	2001	1997	2013	2012	2003	2013	2012	2001	2009
Mid-Cap Growth	1	2009	2001	1992	2013	2012	2003	2013	2012	2001	2009
Mid-Cap Value	1	2009	2001	1996	2013	2012	2003	2013	2012	2001	2009
Multi-Sector Account Portfolios	6	2012	2012	2012	2013	2013	2012	2013	2013	2012	2012
New America Growth	1	2009	2001	1985	2013	2012	2003	2013	2012	2001	2009
New Era	1	2009	2001	1994	2013	2012	2003	2013	2012	2001	2009
New Horizons	1	2009	2001	1994	2013	2012	2003	2013	2012	2001	2009
New Income	1	2009	1980	2001	2013	2013	2003	2013	2013	1992	2009
Personal Strategy	3	2009	2001	1994	2013	2012	2003	2013	2012	2001	2009
Prime Reserve	1	2009	1979	2001	2013	2013	2003	2013	2013	1992	2009
Real Assets	1	2010	2010	2010	2013	2012	2010	2013	2012	2010	2010
Real Estate	1	2009	2001	1997	2013	2012	2003	2013	2012	2001	2009
TRP Reserve Investment	4	2009	1997	2001	2013	2013	2003	2013	2013	1997	2009
Retirement	23	2009	2002	2002	2013	2012	2003	2013	2012	2002	2009
Science & Technology	1	2009	2001	1994	2013	2012	2003	2013	2012	2001	2009
Short-Term Bond	2	2009	1983	2001	2013	2013	2003	2013	2013	1992	2009
Small-Cap Stock	1	2009	2001	1992	2013	2012	2003	2013	2012	2001	2009
Small-Cap Value	1	2009	2001	1994	2013	2012	2003	2013	2012	2001	2009
Spectrum	3	2009	2001	1999	2013	2012	2003	2013	2012	2001	2009
State Tax-Free Income Trust	8	2009	1986	2001	2013	2013	2003	2013	2013	1992	2009
Strategic Income	1	2009	2008	2008	2013	2013	2008	2013	2013	2008	2009
Summit	2	2009	1993	2001	2013	2013	2003	2013	2013	1993	2009
Summit Municipal	3	2009	1993	2001	2013	2013	2003	2013	2013	1993	2009

		Independent Directors
Corporation/Trust	Number of portfolios	Brody	Deering	Dick	Duncan	Gerrard	Horn	McBride	Rouse	Schreiber	Tercek
Tax-Efficient	1	2009	2001	1997	2013	2012	2003	2013	2012	2001	2009
Tax-Exempt Money	1	2009	1983	2001	2013	2013	2003	2013	2013	1992	2009
Tax-Free High Yield	1	2009	1984	2001	2013	2013	2003	2013	2013	1992	2009
Tax-Free Income	1	2009	1983	2001	2013	2013	2003	2013	2013	1992	2009
Tax-Free Short-Intermediate	2	2009	1983	2001	2013	2013	2003	2013	2013	1992	2009
U.S. Bond Enhanced Index	1	2009	2000	2001	2013	2013	2003	2013	2013	2000	2009
U.S. Large-Cap Core	1	2009	2009	2009	2013	2012	2009	2013	2012	2009	2009
U.S. Treasury	3	2009	1989	2001	2013	2013	2003	2013	2013	1992	2009
Value	1	2009	2001	1994	2013	2012	2003	2013	2012	2001	2009

Corporation/Trust	Number of portfolios	Inside Directors
		Bernard	Gitlin	Rogers
Balanced	1	2006	—	2006
Blue Chip Growth	1	2006	—	2006
California Tax-Free Income Trust	2	2006	2010	—
Capital Appreciation	1	2006	—	2006
Capital Opportunity	1	2006	—	2013
Corporate Income	1	2006	2010	—
Credit Opportunities	1	2014	2014	—
Diversified Mid-Cap Growth	1	2006	—	2013
Diversified Small-Cap Growth	1	2006	—	2013
Dividend Growth	1	2006	—	2006
Equity Income	1	2006	—	2006
Financial Services	1	2006	—	2006
Floating Rate	1	2011	2011	—
Global Allocation	1	2013	—	2013
Global Real Estate	1	2008	—	2008
Global Technology	1	2006	—	2006
GNMA	1	2006	2010	—
Growth & Income	1	2006	—	2006
Growth Stock	1	2006	—	2006
Health Sciences	1	2006	—	2013
High Yield	1	2006	2010	—
Index Trust	3	2006	—	2006
Inflation Focused Bond	1	2006	2010	—
Inflation Protected Bond	1	2006	2010	—
Institutional Equity	6	2006	—	2006
Institutional Income	6	2006	2010	—

Corporation/Trust	Number of portfolios	Inside Directors
		Bernard	Gitlin	Rogers
Institutional International	10	2006	—	2006
International	19	2006	—	2006
International Index	1	2006	—	2006
Media & Telecommunications	1	2006	—	2006
Mid-Cap Growth	1	2006	—	2006
Mid-Cap Value	1	2006	—	2006
Multi-Sector Account Portfolios	6	2012	2012	—
New America Growth	1	2006	—	2013
New Era	1	2006	—	2006
New Horizons	1	2006	—	2013
New Income	1	2006	2010	—
Personal Strategy	3	2006	—	2006
Prime Reserve	1	2006	2010	—
Real Assets	1	2010	—	2010
Real Estate	1	2006	—	2006
TRP Reserve Investment	4	2006	2010	—
Retirement	23	2006	—	2006
Science & Technology	1	2006	—	2013
Short-Term Bond	2	2006	2010	—
Small-Cap Stock	1	2006	—	2013
Small-Cap Value	1	2006	—	2013
Spectrum	3	2006	—	2006
State Tax-Free Income Trust	8	2006	2010	—
Strategic Income	1	2008	2010	—
Summit	2	2006	2010	—
Summit Municipal	3	2006	2010	—
Tax-Efficient	1	2006	—	2006
Tax-Exempt Money	1	2006	2010	—
Tax-Free High Yield	1	2006	2010	—
Tax-Free Income	1	2006	2010	—
Tax-Free Short-Intermediate	2	2006	2010	—
U.S. Bond Enhanced Index	1	2006	2010	—
U.S. Large-Cap Core	1	2009	—	2009
U.S. Treasury	3	2006	2010	—
Value	1	2006	—	2006

Officers

Fund	Name	Position Held With Fund
All funds	Roger L. Fiery III Gregory S. Golczewski David Oestreicher Deborah D. Seidel Julie L. Waples Gregory K. Hinkle Patricia B. Lippert John R. Gilner	Vice President Vice President Vice President Vice President Vice President Treasurer Secretary Chief Compliance Officer

Fund	Name	Position Held With Fund

Balanced

Charles M. Shriver

E. Frederick Bair

Kimberly E. DeDominicis

Anna M. Dopkin

Mark S. Finn

Paul A. Karpers

Robert M. Larkins

Wyatt A. Lee

Raymond A. Mills

Larry J. Puglia

Guido F. Stubenrauch

Toby M. Thompson

Richard T. Whitney

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Blue Chip Growth

Larry J. Puglia

Ziad Bakri

Peter J. Bates

Ryan N. Burgess

Jonathan Chou

Eric L. DeVilbiss

Shawn T. Driscoll

Paul D. Greene II

Ryan S. Hedrick

Thomas J. Huber

George A. Marzano

Vivek Rajeswaran

Amit Seth

Robert W. Sharps

Taymour R. Tamaddon

(For remaining officers, refer to the “All funds” table)

President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Fund	Name	Position Held With Fund
California Tax-Free Income Trust California Tax-Free Bond California Tax-Free Money

Hugh D. McGuirk

Joseph K. Lynagh

Konstantine B. Mallas

Austin Applegate

Steven G. Brooks

M. Helena Condez

G. Richard Dent

Charles E. Emrich

Jared S. Franz

Alan D. Levenson

Linda A. Murphy

Alexander S. Obaza

Douglas D. Spratley

Timothy G. Taylor

Edward A. Wiese

Michael K. Sewell

Chen Shao

(For remaining officers, refer to the “All funds” table)

President

Executive Vice President

Executive Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Assistant Vice President

Assistant Vice President

Capital Appreciation

David R. Giroux

Ryan N. Burgess

Paul D. Greene II

Nina P. Jones

Vidya Kadiyam

Steven D. Krichbaum

John D. Linehan

Paul M. Massaro

Sudhir Nanda

Robert T. Quinn, Jr.

Farris G. Shuggi

Gabriel Solomon

William J. Stromberg

Taymour R. Tamaddon

Susan G. Troll

Tamara P. Wiggs

(For remaining officers, refer to the “All funds” table)

President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Capital Opportunity

Anna M. Dopkin

Kennard W. Allen

Peter J. Bates

Ryan N. Burgess

Christopher W. Carlson

Ira W. Carnahan

Ann M. Holcomb

Jennifer Martin

Jason B. Polun

Robert T. Quinn, Jr.

Gabriel Solomon

Taymour R. Tamaddon

Eric L. Veiel

Justin P. White

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

Fund	Name	Position Held With Fund
Corporate Income

David A. Tiberii

Steve Boothe

Steven G. Brooks

Michael J. Grogan

Paul A. Karpers

Michael Lambe

Alan D. Levenson

Samy B. Muaddi

Alexander S. Obaza

Miso Park

Vernon A. Reid, Jr.

Theodore E. Robson

Brian M. Ropp

Kimberly A Stokes

Robert D. Thomas

Lauren T. Wagandt

Edward A. Wiese

Thea N. Williams

J. Howard Woodward

Zhen Xia

(For remaining officers, refer to the “All funds” table)

President

Executive Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Assistant Vice President

Credit Opportunities

Paul A. Karpers

Michael F. Blandino

Christopher P. Brown, Jr.

Andrew P. Jamison

James M. Murphy

Brian A. Rubin

Robert D. Thomas

Siby Thomas

Lauren T. Wagandt

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Diversified Mid-Cap Growth

Donald J. Peters

Donald J. Easley

Kennard W. Allen

Peter J. Bates

Brian W.H. Berghuis

Eric L. DeVilbiss

Sudhir Nanda

Timothy E. Parker

Amit Seth

John F. Wakeman

Rouven J. Wool-Lewis

(For remaining officers, refer to the “All funds” table)

President Executive Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Diversified Small-Cap Growth	Sudhir Nanda Boyko Atanassov Donald J. Easley Prashant G. Jeyaganesh Curt J. Organt Farris G. Shuggi J. David Wagner (For remaining officers, refer to the “All funds” table)	President Vice President Vice President Vice President Vice President Vice President Vice President

Fund	Name	Position Held With Fund

Dividend Growth

Thomas J. Huber

Peter J. Bates

Jon M. Friar

James H. Friedland

David M. Lee

Robert T. Quinn, Jr.

Jeffrey Rottinghaus

David L. Rowlett

Gabriel Solomon

John M. Williams

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Equity Income

Brian C. Rogers

Andrew M. Brooks

Mark S. Finn

Jon M. Friar

David R. Giroux

Thomas J. Huber

Nina P. Jones

John D. Linehan

Robert T. Quinn, Jr.

John M. Williams

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Financial Services

Eric L. Veiel

Stephen M. Finamore

Christopher T. Fortune

Jon M. Friar

Nina P. Jones

Yoichiro Kai

Ian C. McDonald

Michael J. McGonigle

Jason B. Polun

Frederick A. Rizzo

Matt J. Snowling

Gabriel Solomon

Mitchell J.K. Todd

Tamara P. Wiggs

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Floating Rate

Mark J. Vaselkiv

Paul M. Massaro

Brian E. Burns

Michael F. Connelly

Stephen M. Finamore

Justin T. Gerbereux

David R. Giroux

Steven C. Huber

Paul A. Karpers

Michael J. McGonigle

Brian A. Rubin

Thomas E. Tewksbury

Thea N. Williams

(For remaining officers, refer to the “All funds” table)

President Executive Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

Fund	Name	Position Held With Fund

Global Allocation	Charles M. Shriver Robert L. Harlow Steven C. Huber Stefan Hubrich Robert M. Larkins Robert A. Panariello Toby M. Thompson Richard T. Whitney (For remaining officers, refer to the “All funds” table)	President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Global Real Estate

David M. Lee

Richard N. Clattenburg

Tetsuji Inoue

Nina P. Jones

Robert J. Marcotte

Raymond A. Mills

Eric C. Moffett

Philip A. Nestico

Viral S. Patel

Marta Yago

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Global Technology

Joshua K. Spencer

Kennard W. Allen

Christopher W. Carlson

David J. Eiswert

Henry M. Ellenbogen

Paul D. Greene II

Rhett K. Hunter

Heather K. McPherson

Tobias F. Mueller

Hiroaki Owaki

Michael F. Sola

Thomas H. Watson

Justin P. White

Alison Mei Ling Yip

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

GNMA

Andrew C. McCormick

Anil K. Andhavarapu

Stephen L. Bartolini

Brian J. Brennan

Christopher P. Brown, Jr.

Keir R. Joyce

Martin G. Lee

Alan D. Levenson

John D. Wells

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

Growth & Income

Thomas J. Huber

Peter J. Bates

Ryan N. Burgess

Andrew S. Davis

Shawn T. Driscoll

Nina P. Jones

Jeffrey Rottinghaus

David L. Rowlett

Matt J. Snowling

Joshua K. Spencer

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

Fund	Name	Position Held With Fund

Growth Stock

Joseph B. Fath

Andrew S. Davis

Shawn T. Driscoll

David J. Eiswert

Jon M. Friar

Paul D. Greene II

Barry Henderson

Daniel Martino

Robert W. Sharps

Robert W. Smith

Taymour R. Tamaddon

Thomas H. Watson

Justin P. White

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Health Sciences	Taymour R. Tamaddon Ziad Bakri Melissa C. Gallagher Jake Lubel Jason Nogueira Adam Poussard Kyle Rasbach Jon Davis Wood Rouven J. Wool-Lewis (For remaining officers, refer to the “All funds” table)	President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
High Yield

Mark J. Vaselkiv

Jason A. Bauer

Andrew M. Brooks

Andrew L. Cohen

Michael F. Connelly

Michael Della Vedova

Carson R. Dickson

Stephen M. Finamore

Justin T. Gerbereux

Andrew P. Jamison

Paul A. Karpers

Paul M. Massaro

Michael J. McGonigle

Brian A. Rubin

Thomas E. Tewksbury

Thea N. Williams

(For remaining officers, refer to the “All funds” table)

President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Index Trust Equity Index 500 Extended Equity Market Index Total Equity Market Index	E. Frederick Bair Ken D. Uematsu R. Scott Livingston Neil Smith Craig A. Thiese J. Zachary Wood (For remaining officers, refer to the “All funds” table)	President Executive Vice President Vice President Vice President Vice President Vice President

Fund	Name	Position Held With Fund
Inflation Focused Bond

Daniel O. Shackelford

Brian J. Brennan

Steven G. Brooks

Jerome A. Clark

Bridget A. Ebner

Jared S. Franz

Michael J. Grogan

Geoffrey M. Hardin

Charles B. Hill

Keir R. Joyce

Wyatt A. Lee

Andrew C. McCormick

Cheryl A. Mickel

Vernon A. Reid, Jr.

Michael F. Reinartz

John D. Wells

Edward A. Wiese

(For remaining officers, refer to the “All funds” table)

President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Inflation Protected Bond	Daniel O. Shackelford Brian J. Brennan Geoffrey M. Hardin Alan D. Levenson Andrew C. McCormick Rebecca L. Setcavage (For remaining officers, refer to the “All funds” table)	President Vice President Vice President Vice President Vice President Assistant Vice President

Institutional Equity Funds

 Institutional Large-Cap Core Growth

 Institutional Large-Cap Growth

 Institutional Large-Cap Value

 Institutional Mid-Cap Equity Growth

 Institutional Small-Cap Stock

 Institutional U.S. Structured Research

Brian C. Rogers

Brian W.H. Berghuis

Anna M. Dopkin

Mark S. Finn

John D. Linehan

Gregory A. McCrickard

Larry J. Puglia

Robert W. Sharps

Ann M. Holcomb

J. David Wagner

John F. Wakeman

(For remaining officers, refer to the “All funds” table)

President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Vice President

Vice President

Vice President

Fund	Name	Position Held With Fund

Institutional Income Funds

 Institutional Core Plus

 Institutional Credit Opportunities

 Institutional Floating Rate

 Institutional Global Multi-Sector Bond

 Institutional High Yield

 Institutional Long Duration Credit

Mark J. Vaselkiv

Brian J. Brennan

Paul A. Karpers

Paul M. Massaro

Jeffrey M. Anapolsky

Michael F. Blandino

Steve Boothe

Andrew M. Brooks

Christopher P. Brown, Jr.

Brian E. Burns

Andrew L. Cohen

Michael J. Conelius

Michael F. Connelly

Stephen M. Finamore

Justin T. Gerbereux

David R. Giroux

Steven C. Huber

Andrew P. Jamison

Andrew J. Keirle

Ian D. Kelson

Andrew C. McCormick

Michael J. McGonigle

James M. Murphy

Brian A. Rubin

Daniel O. Shackelford

Ju Yen Tan

Thomas E. Tewksbury

Robert. D. Thomas

Siby Thomas

David A. Tiberii

Lauren T. Wagandt

Edward A. Wiese

Thea N. Williams

(For remaining officers, refer to the “All funds” table)

President

Executive Vice President

Executive Vice President

Executive Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Institutional International Funds

 Institutional Africa & Middle East

 Institutional Concentrated International Equity

 Institutional Emerging Markets Bond

 Institutional Emerging Markets Equity

 Institutional Global Focused Growth Equity

 Institutional Global Growth Equity

 Institutional Global Value Equity

 Institutional International Bond

 Institutional International Core Equity

 Institutional International Growth Equity

Christopher D. Alderson

Oliver D.M. Bell

R. Scott Berg

Richard N. Clattenburg

Michael J. Conelius

Mark J.T. Edwards

David J. Eiswert

Arif Husain

Andrew J. Keirle

Sebastien Mallet

Raymond A. Mills

Joshua Nelson

Jason Nogueira

Gonzalo Pangaro

Christopher J. Rothery

Federico Santilli

Robert W. Smith

Ulle Adamson

Roy H. Adkins

Paulina Amieva

Malik S. Asif

Peter J. Bates

Peter I. Botoucharov

Tala Boulos

Brian J. Brennan

Carolyn Hoi Che Chu

Archibald Ciganer Albeniz

President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Fund	Name	Position Held With Fund

Michael Della Vedova

Richard de los Reyes

Shawn T. Driscoll

Bridget A. Ebner

Mark S. Finn

Paul D. Greene II

Benjamin Griffiths

Richard L. Hall

Stefan Hubrich

Leigh Innes

Randal S. Jenneke

Yoichiro Kai

Christopher J. Kushlis

Mark J. Lawrence

David M. Lee

Christopher C. Loop

Anh Lu

Daniel Martino

Jonathan H.W. Matthews

Sudhir Nanda

Michael D. Oh

Kenneth A. Orchard

Seun A. Oyegunle

Craig J. Pennington

Sebastian Schrott

Robert W. Sharps

John C.A. Sherman

Gabriel Solomon

Joshua K. Spencer

David A. Stanley

Jonty Starbuck

Taymour R. Tamaddon

Ju Yen Tan

Dean Tenerelli

Eric L. Veiel

Christopher S. Whitehouse

J. Howard Woodward

Ernest C. Yeung

(For remaining officers, refer to the “All funds” table)

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Fund	Name	Position Held With Fund

International Funds

 Africa & Middle East

 Emerging Europe

 Emerging Markets Bond

 Emerging Markets Corporate Bond

 Emerging Markets Local Currency Bond

 Emerging Markets Stock

 European Stock

 Global Industrials

 Global Growth Stock

 Global Infrastructure

 Global Stock

 International Bond

 International Discovery

 International Growth & Income

 International Stock

 Japan

 Latin America

 New Asia

 Overseas Stock

Christopher D. Alderson

Peter J. Bates

Oliver D.M. Bell

R. Scott Berg

Archibald Ciganer Albeniz

Richard N. Clattenburg

Michael J. Conelius

Mark J.T. Edwards

David J. Eiswert

Leigh Innes

Arif Husain

Andrew J. Keirle

Anh Lu

Jonathan H.W. Matthews

Raymond A. Mills

Eric C. Moffett

Joshua Nelson

Jason Nogueira

Gonzalo Pangaro

Christopher J. Rothery

Federico Santilli

Robert W. Smith

President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

	Fund	Name	Position Held With Fund
International Index Fund International Equity Index	E. Frederick Bair Neil Smith R. Scott Livingston Craig A. Thiese Ken D. Uematsu J. Zachary Wood (For remaining officers, refer to the “All funds” table)	President Executive Vice President Vice President Vice President Vice President Vice President

Fund	Name	Position Held With Fund

Media & Telecommunications

Paul D. Greene II

Ulle Adamson

David J. Eiswert

Henry M. Ellenbogen

Joseph B. Fath

James H. Friedland

Daniel Martino

Philip A. Nestico

Corey D. Shull

Robert W. Smith

Verena E. Wachnitz

Thomas H. Watson

Justin P. White

Christopher S. Whitehouse

Ernest C. Yeung

Wenli Zheng

(For remaining officers, refer to the “All funds” table)

President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Mid-Cap Growth

Brian W.H. Berghuis

John F. Wakeman

Kennard W. Allen

Ira W. Carnahan

Shawn T. Driscoll

Donald J. Easley

Henry M. Ellenbogen

Joseph B. Fath

Robert J. Marcotte

Daniel Martino

David L. Rowlett

Clark R. Shields

Taymour R. Tamaddon

Justin P. White

(For remaining officers, refer to the “All funds” table)

President

Executive Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Mid-Cap Value

David J. Wallack

Heather K. McPherson

Ryan N. Burgess

Christopher W. Carlson

Ira W. Carnahan

Jonathan Chou

Henry M. Ellenbogen

Mark S. Finn

Nina P. Jones

Gregory A. McCrickard

J. David Wagner

John M. Williams

(For remaining officers, refer to the “All funds” table)

President Executive Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

Fund	Name	Position Held With Fund

Multi-Sector Account Portfolios

 Emerging Markets Corporate Multi-Sector Account Portfolio

 Emerging Markets Local Multi-Sector Account Portfolio

 Floating Rate Multi-Sector Account Portfolio

 High Yield Multi-Sector Account Portfolio

 Investment-Grade Corporate Multi-Sector Account Portfolio

 Mortgage-Backed Securities Multi-Sector Account Portfolio

Michael C. Gitlin

Michael J. Conelius

Andrew J. Keirle

Paul M. Massaro

Andrew C. McCormick

David A. Tiberii

Mark J. Vaselkiv

Roy H. Adkins

Anil K. Andhavarapu

Stephen L. Bartolini

Steve Boothe

Peter I. Botoucharov

Tala Boulos

Brian J. Brennan

Steven G. Brooks

Christopher P. Brown, Jr.

Brian E. Burns

Sheldon Chan

Carolyn Hoi Che Chu

Michael F. Connelly

Michael P. Daley

Bridget A. Ebner

Stephen M. Finamore

Justin T. Gerbereux

Michael J. Grogan

Steven C. Huber

Arif Husain

Keir R. Joyce

Paul A. Karpers

Christopher J. Kushlis

Michael Lambe

Martin G. Lee

Alan D. Levenson

Christopher C. Loop

Michael J. McGonigle

Samy B. Muaddi

Christina Ni

Alexander S. Obaza

Michael D. Oh

Kenneth A. Orchard

Miso Park

Vernon A. Reid, Jr.

Theodore E. Robson

Brian M. Ropp

Christopher J. Rothery

Brian A. Rubin

Daniel O. Shackelford

David A. Stanley

Kimberly A. Stokes

Ju Yen Tan

Thomas E. Tewksbury

Robert. D. Thomas

Siby Thomas

Lauren T. Wagandt

John D. Wells

Edward A. Wiese

Thea N. Williams

J. Howard Woodward

(For remaining officers, refer to the “All funds” table)

President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Fund	Name	Position Held With Fund

New America Growth

Daniel Martino

Ziad Bakri

Brian W.H. Berghuis

Eric L. DeVilbiss

Shawn T. Driscoll

Barry Henderson

Ian C. McDonald

Curt J. Organt

David L. Rowlett

Robert W. Sharps

Taymour R. Tamaddon

Craig A. Thiese

Thomas H. Watson

Justin P. White

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
New Era

Shawn T. Driscoll

Syed H. Ali

Ryan N. Burgess

Richard de los Reyes

Eric L. DeVilbiss

Donald J. Easley

Mark S. Finn

Ryan S. Hedrick

Shinwoo Kim

Ryan Martyn

Heather K. McPherson

Timothy E. Parker

Craig J. Pennington

Vivek Rajeswaran

Thomas A. Shelmerdine

Craig A. Thiese

David J. Wallack

John M. Williams

(For remaining officers, refer to the “All funds” table)

President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

New Horizons

Henry M. Ellenbogen

Francisco M. Alonso

Preston G. Athey

Ziad Bakri

Brian W.H. Berghuis

Michael F. Blandino

Christopher W. Carlson

Barry Henderson

Rhett K. Hunter

Timothy E. Parker

Amit Seth

Clark R. Shields

Corey D. Shull

Michael F. Sola

Taymour R. Tamaddon

Justin Thomson

J. David Wagner

Thomas H. Watson

(For remaining officers, refer to the “All funds” table)

President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Fund	Name	Position Held With Fund
New Income

Daniel O. Shackelford

Steve Boothe

Brian J. Brennan

Christopher P. Brown, Jr.

Michael J. Grogan

Geoffrey M. Hardin

Steven C. Huber

Alan D. Levenson

Andrew C. McCormick

Vernon A. Reid, Jr.

David A. Tiberii

Edward A. Wiese

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Personal Strategy Funds Personal Strategy Balanced Personal Strategy Growth Personal Strategy Income

Charles M. Shriver

Christopher D. Alderson

E. Frederick Bair

Jerome A. Clark

Kimberly E. DeDominicis

Mark S. Finn

Ian D. Kelson

Wyatt A. Lee

Raymond A. Mills

Larry J. Puglia

Brian C. Rogers

Robert W. Smith

Guido F. Stubenrauch

Mark J. Vaselkiv

Richard T. Whitney

(For remaining officers, refer to the “All funds” table)

President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Prime Reserve

Joseph K. Lynagh

Austin Applegate

Steven G. Brooks

M. Helena Condez

G. Richard Dent

Jared S. Franz

Alan D. Levenson

Alexander S. Obaza

Douglas D. Spratley

Edward A. Wiese

Chen Shao

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Assistant Vice President
Real Assets

Wyatt A. Lee

E. Frederick Bair

Richard de los Reyes

Shawn T. Driscoll

Jared S. Franz

Stefan Hubrich

David M. Lee

Timothy E. Parker

Daniel O. Shackelford

Charles M. Shriver

Richard T. Whitney

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

Fund	Name	Position Held With Fund

Real Estate	David M. Lee Anna M. Dopkin Thomas J. Huber Nina P. Jones Philip A. Nestico Theodore E. Robson Weijie Si (For remaining officers, refer to the “All funds” table)	President Vice President Vice President Vice President Vice President Vice President Vice President

TRP Reserve Investment Funds Government Reserve Investment Reserve Investment Short-Term Government Reserve Short-Term Reserve

Joseph K. Lynagh

Austin Applegate

Steven G. Brooks

M. Helena Condez

G. Richard Dent

Jared S. Franz

Alan D. Levenson

Alexander S. Obaza

Douglas D. Spratley

Edward A. Wiese

Chen Shao

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Assistant Vice President

Retirement Funds

 Retirement 2005

 Retirement 2010

 Retirement 2015

 Retirement 2020

 Retirement 2025

 Retirement 2030

 Retirement 2035

 Retirement 2040

 Retirement 2045

 Retirement 2050

 Retirement 2055

 Retirement Income

 Target Retirement 2005

 Target Retirement 2010

 Target Retirement 2015

 Target Retirement 2020

 Target Retirement 2025

 Target Retirement 2030

 Target Retirement 2035

 Target Retirement 2040

 Target Retirement 2045

 Target Retirement 2050

 Target Retirement 2055

Jerome A. Clark

Wyatt A. Lee

Christopher D. Alderson

Kimberly E. DeDominicis

Ian D. Kelson

Brian C. Rogers

Daniel O. Shackelford

Charles M. Shriver

Robert W. Smith

Guido F. Stubenrauch

Mark J. Vaselkiv

Richard T. Whitney

(For remaining officers, refer to the “All funds” table)

President Executive Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

Science & Technology

Kennard W. Allen

Brian W.H. Berghuis

David J. Eiswert

Paul D. Greene II

Rhett K. Hunter

Daniel Martino

Tobias F. Mueller

Michael F. Sola

Joshua K. Spencer

Thomas H. Watson

Justin P. White

Alison Mei Ling Yip

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

Fund	Name	Position Held With Fund
Short-Term Bond Ultra Short-Term Bond

Edward A. Wiese

Joseph K. Lynagh

Brian J. Brennan

Steven G. Brooks

M. Helena Condez

Bridget A. Ebner

Michael J. Grogan

Geoffrey M. Hardin

Charles B. Hill

Keir R. Joyce

Andrew C. McCormick

Cheryl A. Mickel

Vernon A. Reid, Jr.

Michael F. Reinartz

Daniel O. Shackelford

Douglas D. Spratley

John D. Wells

(For remaining officers, refer to the “All funds” table)

President

Executive Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Small-Cap Stock

Gregory A. McCrickard

Francisco M. Alonso

Preston G. Athey

Ira W. Carnahan

Andrew S. Davis

Christopher T. Fortune

Robert J. Marcotte

Curt J. Organt

Timothy E. Parker

Charles G. Pepin

Michael F. Sola

J. David Wagner

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Small-Cap Value	Preston G. Athey Francisco M. Alonso Christopher T. Fortune Nina P. Jones Gregory A. McCrickard Curt J. Organt Timothy E. Parker J. David Wagner (For remaining officers, refer to the “All funds” table)	President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Spectrum Funds Spectrum Growth Spectrum Income Spectrum International

Charles M. Shriver

Christopher D. Alderson

Brian W.H. Berghuis

Kimberly E. DeDominicis

David R. Giroux

Ian D. Kelson

Brian C. Rogers

Daniel O. Shackelford

Robert W. Smith

Guido F. Stubenrauch

Toby M. Thompson

Mark J. Vaselkiv

Richard T. Whitney

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

Fund	Name	Position Held With Fund

State Tax-Free Income Trust

 Georgia Tax-Free Bond

 Maryland Short-Term Tax-Free Bond

 Maryland Tax-Free Bond

 Maryland Tax-Free Money

 New Jersey Tax-Free Bond

 New York Tax-Free Bond

 New York Tax-Free Money

 Virginia Tax-Free Bond

Hugh D. McGuirk

Charles B. Hill

Joseph K. Lynagh

Konstantine B. Mallas

Austin Applegate

R. Lee Arnold, Jr.

M. Helena Condez

G. Richard Dent

Charles E. Emrich

Jared S. Franz

Dylan Jones

Marcy M. Lash

Alan D. Levenson

James M. Murphy

Linda A. Murphy

Alexander S. Obaza

Douglas D. Spratley

Timothy G. Taylor

Edward A. Wiese

Michael K. Sewell

Chen Shao

(For remaining officers, refer to the “All funds” table)

President

Executive Vice President

Executive Vice President

Executive Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Assistant Vice President

Assistant Vice President

Strategic Income

Steven C. Huber

Michael J. Conelius

Justin T. Gerbereux

Andrew J. Keirle

Ian D. Kelson

Martin G. Lee

Paul M. Massaro

Andrew C. McCormick

Michael J. McGonigle

David A. Stanley

Ju Yen Tan

David A. Tiberii

Mark J. Vaselkiv

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Summit Funds Summit Cash Reserves Summit GNMA

Andrew C. McCormick

Joseph K. Lynagh

Anil K. Andhavarapu

Austin Applegate

Stephen L. Bartolini

Brian J. Brennan

Christopher P. Brown, Jr.

M. Helena Condez

G. Richard Dent

Jared S. Franz

Keir R. Joyce

Martin G. Lee

Alan D. Levenson

Alexander S. Obaza

Douglas D. Spratley

Susan G. Troll

John D. Wells

Edward A. Wiese

Chen Shao

(For remaining officers, refer to the “All funds” table)

President

Executive Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Assistant Vice President

Fund	Name	Position Held With Fund

Summit Municipal Funds Summit Municipal Income Summit Municipal Intermediate Summit Municipal Money Market

Hugh D. McGuirk

Charles B. Hill

Joseph K. Lynagh

Konstantine B. Mallas

Austin Applegate

R. Lee Arnold, Jr.

M. Helena Condez

G. Richard Dent

Charles E. Emrich

Jared S. Franz

Dylan Jones

Marcy M. Lash

Alan D. Levenson

James M. Murphy

Linda A. Murphy

Alexander S. Obaza

Douglas D. Spratley

Timothy G. Taylor

Edward A. Wiese

Michael K. Sewell

Chen Shao

(For remaining officers, refer to the “All funds” table)

President

Executive Vice President

Executive Vice President

Executive Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Assistant Vice President

Assistant Vice President

Tax-Efficient Funds Tax-Efficient Equity

Donald J. Peters

Kennard W. Allen

Preston G. Athey

Ziad Bakri

Andrew S. Davis

Donald J. Easley

Timothy E. Parker

Robert T. Quinn, Jr.

William J. Stromberg

Taymour R. Tamaddon

Mark R. Weigman

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Tax-Exempt Money

Joseph K. Lynagh

Austin Applegate

Steven G. Brooks

M. Helena Condez

G. Richard Dent

Jared S. Franz

Marcy M. Lash

Alan D. Levenson

Alexander S. Obaza

Douglas D. Spratley

Edward A. Wiese

Chen Shao

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Assistant Vice President

Fund	Name	Position Held With Fund

Tax-Free High Yield

James M. Murphy

R. Lee Arnold, Jr.

Austin Applegate

M. Helena Condez

G. Richard Dent

Charles B. Hill

Dylan Jones

Marcy M. Lash

Konstantine B. Mallas

Hugh D. McGuirk

Linda A. Murphy

Timothy G. Taylor

Michael K. Sewell

Chen Shao

(For remaining officers, refer to the “All funds” table)

President

Executive Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Assistant Vice President

Assistant Vice President

Tax-Free Income

Konstantine B. Mallas

R. Lee Arnold, Jr.

M. Helena Condez

G. Richard Dent

Charles B. Hill

Marcy M. Lash

Hugh D. McGuirk

James M. Murphy

Timothy G. Taylor

Michael K. Sewell

Chen Shao

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Assistant Vice President Assistant Vice President

Tax-Free Short-Intermediate Tax-Free Ultra Short-Term Bond

Charles B. Hill

Austin Applegate

M. Helena Condez

G. Richard Dent

Charles E. Emrich

Dylan Jones

Marcy M. Lash

Joseph K. Lynagh

Konstantine B. Mallas

Hugh D. McGuirk

Timothy G. Taylor

Edward A. Wiese

Michael K. Sewell

Chen Shao

(For remaining officers, refer to the “All funds” table)

President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Assistant Vice President

Assistant Vice President

U.S. Bond Enhanced Index	Robert M. Larkins Steven C. Huber Martin G. Lee Andrew C. McCormick Brian M. Ropp Daniel O. Shackelford David A. Tiberii Zhen Xia (For remaining officers, refer to the “All funds” table)	President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

Fund	Name	Position Held With Fund

U.S. Large-Cap Core

Jeffrey Rottinghaus

Peter J. Bates

Shawn T. Driscoll

Joseph B. Fath

Mark S. Finn

Paul D. Greene II

John D. Linehan

George A. Marzano

Robert W. Sharps

Gabriel Solomon

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

U.S. Treasury Funds U.S. Treasury Intermediate U.S. Treasury Long-Term U.S. Treasury Money

Brian J. Brennan

Joseph K. Lynagh

Austin Applegate

Steven G. Brooks

M. Helena Condez

G. Richard Dent

Jared S. Franz

Geoffrey M. Hardin

Alan D. Levenson

Andrew C. McCormick

Samy B. Muaddi

Alexander S. Obaza

Vernon A. Reid, Jr.

Daniel O. Shackelford

Douglas D. Spratley

Edward A. Wiese

Rebecca L. Setcavage

Chen Shao

(For remaining officers, refer to the “All funds” table)

President

Executive Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Assistant Vice President

Assistant Vice President

Value

Mark S. Finn

Peter J. Bates

Jason A. Bauer

Ryan N. Burgess

Ira W. Carnahan

Andrew S. Davis

David R. Giroux

John D. Linehan

Heather K. McPherson

Robert T. Quinn, Jr.

Brian C. Rogers

Gabriel Solomon

Joshua K. Spencer

Tamara P. Wiggs

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

Officers

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)
Ulle Adamson, 1979 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; CFA	Vice President, Institutional International Funds, International Funds, and Media & Telecommunications Fund

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)
Roy H. Adkins, 1970 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Institutional International Funds, International Funds, and Multi-Sector Account Portfolios

Christopher D. Alderson, 1962

Director and President-International Equity, T. Rowe Price International; Company’s Representative, Director and Vice President, Price Hong Kong; Director and Vice President, Price Singapore; Vice President, T. Rowe Price Group, Inc.

President, Institutional International Funds and International Funds; Vice President, Personal Strategy Funds, Retirement Funds, and Spectrum Funds
Syed H. Ali, 1970 Vice President, Price Singapore and T. Rowe Price Group, Inc.; formerly Research Analyst, Credit Suisse Securities (to 2010)	Vice President, International Funds and New Era Fund

Kennard W. Allen, 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	President, Science & Technology Fund; Vice President, Capital Opportunity Fund, Diversified Mid-Cap Growth Fund, Global Technology Fund, Mid-Cap Growth Fund, and Tax-Efficient Funds
Francisco M. Alonso, 1978 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, New Horizons Fund, Small-Cap Stock Fund, and Small-Cap Value Fund

Paulina Amieva, 1981 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Institutional International Funds and International Funds
Anil K. Andhavarapu, 1980 Vice President, T. Rowe Price; formerly Employee, Nomura Holdings America, Inc. (to 2009)	Vice President, GNMA Fund, Multi-Sector Account Portfolios, and Summit Funds
Austin Applegate, 1974 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Senior Municipal Credit Research Analyst, Barclays Capital (to 2011)

Vice President, California Tax-Free Income Trust, Prime Reserve Fund, TRP Reserve Investment Funds, State Tax-Free Income Trust, Summit Funds, Summit Municipal Funds, Tax-Exempt Money Fund, Tax-Free High Yield Fund, Tax-Free Short-Intermediate Fund, and U.S. Treasury Funds

R. Lee Arnold, Jr., 1970 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA, CPA	Executive Vice President, Tax-Free High Yield Fund; Vice President, State Tax-Free Income Trust, Summit Municipal Funds, and Tax-Free Income Fund

Malik S. Asif, 1981

Assistant Vice President, T. Rowe Price International; formerly student, The University of Chicago Booth School of Business (to 2012); Investment Consultant - Middle East and North Africa Investment Team, International Finance Corporation – The World Bank Group (to 2010); and Equity Research Associate, Keefe, Bruyette & Woods, Inc. (to 2009)

Vice President, Institutional International Funds and International Funds

Boyko Atanassov, 1969 Vice President, T. Rowe Price Group, Inc.; formerly, Quantitative Equity Research AVP, AllianceBernstein (to 2010)	Vice President, Diversified Small-Cap Growth Fund

Preston G. Athey, 1949 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA, CIC	President, Small-Cap Value Fund; Vice President, New Horizons Fund, Small-Cap Stock Fund, and Tax-Efficient Funds
E. Frederick Bair, 1969 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA, CPA	President, Index Trust and International Index Fund; Vice President, Balanced Fund, Personal Strategy Funds, and Real Assets Fund

Ziad Bakri, 1980 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Vice President, Cowen and Company; M.D., CFA	Vice President, Blue Chip Growth Fund, Health Sciences Fund, New America Growth Fund, New Horizons Fund, and Tax-Efficient Funds

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)

Harishankar Balkrishna, 1983

Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; formerly intern, T. Rowe Price (to 2010) and Analyst, Investment Banking Division of Financial Institutions Group, Goldman Sachs, Sydney, Australia (to 2009)

Vice President, International Funds
Sheena L. Barbosa, 1983 Vice President, Price Hong Kong and T. Rowe Price Group	Vice President, International Funds
Stephen L. Bartolini, 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Senior Portfolio Manager, Senior Trader, and Analyst, Fannie Mae (to 2010); CFA	Vice President, GNMA Fund, Multi-Sector Account Portfolios, and Summit Funds

Peter J. Bates, 1974 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA

Executive Vice President, International Funds; Vice President, Blue Chip Growth Fund, Capital Opportunity Fund, Diversified Mid-Cap Growth Fund, Dividend Growth Fund, Growth & Income Fund, Institutional International Funds, U.S. Large-Cap Core Fund, and Value Fund

Jason A. Bauer, 1979 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, High Yield Fund and Value Fund

Luis M. Baylac, 1982 Vice President, T. Rowe Price International	Vice President, International Funds

Oliver D.M. Bell, 1969

Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; formerly Head of Global Emerging Markets Research, Pictet Asset Management Ltd. (to 2011) and Portfolio Manager of Africa and Middle East portfolios and other emerging markets strategies, Pictet Asset Management Ltd. (to 2009)

Executive Vice President, Institutional International Funds and International Funds
R. Scott Berg, 1972 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Executive Vice President, Institutional International Funds and International Funds

Brian W.H. Berghuis, 1958 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA

President, Mid-Cap Growth Fund; Executive Vice President, Institutional Equity Funds; Vice President, Diversified Mid-Cap Growth Fund, New America Growth Fund, New Horizons Fund, Science & Technology Fund, and Spectrum Funds

Michael F. Blandino, 1971 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Executive Director, Convertible Sales, JPMorgan (to 2009)	Vice President, Credit Opportunities Fund, Institutional Income Funds, and New Horizons Fund

Steve Boothe, 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Executive Vice President, Corporate Income Fund; Vice President, Institutional Income Funds, Multi-Sector Account Portfolios and New Income Fund

Peter I. Botoucharov, 1965

Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; formerly Director – EMEA Macroeconomic Research and Strategy (to 2012); and Global Source, Independent Financial Advisor (to 2010)

Vice President, Institutional International Funds, International Funds, and Multi-Sector Account Portfolios

Tala Boulos, 1984 Vice President, T. Rowe Price International; formerly, Vice President, CEEMEA Corporate Credit Research, Deutsche Bank (to 2013)	Vice President, Institutional International Funds, International Funds, and Multi-Sector Account Portfolios

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)
Brian J. Brennan, 1964 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, and T. Rowe Price Trust Company; CFA

President, U.S. Treasury Funds; Executive Vice President, Institutional Income Funds; Vice President, GNMA Fund, Inflation Focused Bond Fund, Inflation Protected Bond Fund, Institutional International Funds, International Funds, Multi-Sector Account Portfolios, New Income Fund, Short-Term Bond Fund, and Summit Funds

Andrew M. Brooks, 1956 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Equity Income Fund, High Yield Fund, and Institutional Income Funds
Steven G. Brooks, 1954 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA

Vice President, California Tax-Free Income Trust, Corporate Income Fund, Inflation Focused Bond Fund, Multi-Sector Account Portfolios, Prime Reserve Fund, TRP Reserve Investment Funds, Short-Term Bond Fund, Tax-Exempt Money Fund, and U.S. Treasury Funds

Christopher P. Brown, Jr., 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Credit Opportunities Fund, GNMA Fund, Institutional Income Funds, Multi-Sector Account Portfolios, New Income Fund, and Summit Funds
Ryan N. Burgess, 1974 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Blue Chip Growth Fund, Capital Appreciation Fund, Capital Opportunity Fund, Growth & Income Fund, International Funds, Mid-Cap Value Fund, New Era Fund, and Value Fund

Brian E. Burns, 1960 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Vice President, Floating Rate Fund, Institutional Income Funds, and Multi-Sector Account Portfolios
Christopher W. Carlson, 1967 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Capital Opportunity Fund, Global Technology Fund, Mid-Cap Value Fund, and New Horizons Fund

Ira W. Carnahan, 1963 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Capital Opportunity Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Stock Fund, and Value Fund

Sheldon Chan, 1981 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.; formerly Associate Director, HSBC (Hong Kong) (to 2011)	Vice President, International Funds and Multi-Sector Account Portfolios
Tak Yiu Cheng, 1974 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.; CFA, CPA	Vice President, International Funds

Carolyn Hoi Che Chu, 1974

Vice President, Price Hong Kong and T. Rowe Price Group, Inc.; formerly Director, Bank of America Merrill Lynch and co-head of credit and convertibles research team in Hong Kong (to 2010)

Vice President, Institutional International Funds, International Funds, and Multi-Sector Account Portfolios
Jonathan Chou, 1980 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Blue Chip Growth Fund, International Funds, and Mid-Cap Value Fund

Archibald Ciganer Albeniz, 1976 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; CFA	Executive Vice President, International Funds; Vice President, Institutional International Funds

Jerome A. Clark, 1961 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., and T. Rowe Price Trust Company; CFA	President, Retirement Funds; Vice President, Inflation Focused Bond Fund and Personal Strategy Funds

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)
Richard N. Clattenburg, 1979 Vice President, Price Singapore, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International; CFA	Executive Vice President, Institutional International Funds and International Funds; Vice President, Global Real Estate Fund

Andrew L. Cohen, 1979

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Associate – Power & Energy/Strategic Investments Metlife Investments (to 2010); and Vice President/Investment Officer – Special Opportunities Group, Capital Source Finance LLC (to 2009); CFA

Vice President, High Yield Fund and Institutional Income Funds
M. Helena Condez, 1962 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Vice President, California Tax-Free Income Trust, Prime Reserve Fund, TRP Reserve Investment Funds, Short-Term Bond Fund, State Tax-Free Income Trust, Summit Funds, Summit Municipal Funds, Tax-Exempt Money Fund, Tax-Free High Yield Fund, Tax-Free Income Fund, Tax-Free Short-Intermediate Fund, and U.S. Treasury Funds

Michael J. Conelius, 1964 Vice President, T. Rowe Price	Executive Vice President, Institutional International Funds, International Funds, and Multi-Sector Account Portfolios; Vice President, Institutional Income Funds and Strategic Income Fund

Michael F. Connelly, 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Floating Rate Fund, High Yield Fund, Institutional Income Funds, and Multi-Sector Account Portfolios

Michael P. Daley, 1981 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, International Funds, Mid-Cap Value Fund, Small-Cap Stock Fund, Tax-Efficient Funds, and Value Fund
Andrew S. Davis, 1978 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Intern, Franklin Templeton Investments (to 2009)	Vice President, Growth & Income Fund, Growth Stock Fund, International Funds, Small-Cap Stock Fund, Tax-Efficient Funds, and Value Fund

Kimberly E. DeDominicis, 1976 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International	Vice President, Balanced Fund, Personal Strategy Funds, Retirement Funds, and Spectrum Funds

Richard de los Reyes, 1975 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Institutional International Funds, International Funds, New Era Fund, and Real Assets Fund
Michael Della Vedova, 1969 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; formerly Co-founder and Partner, Four Quarter Capital (to 2009)	Vice President, High Yield Fund, Institutional International Funds, and International Funds
G. Richard Dent, 1960 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Vice President, California Tax-Free Income Trust, Prime Reserve Fund, TRP Reserve Investment Funds, State Tax-Free Income Trust, Summit Funds, Summit Municipal Funds, Tax-Exempt Money Fund, Tax-Free High Yield Fund, Tax-Free Income Fund, Tax-Free Short-Intermediate Fund, and U.S. Treasury Funds

Eric L. DeVilbiss, 1983 Vice President, T. Rowe Price; CFA	Vice President, Blue Chip Growth Fund, Diversified Mid-Cap Growth Fund, New America Growth Fund, and New Era Fund

Carson R. Dickson, 1976 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA, CPA	Vice President, High Yield Fund
Jessie Q. Ding, 1981 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.	Vice President, International Funds

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)

Anna M. Dopkin, 1967 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, and T. Rowe Price Trust Company; CFA	President, Capital Opportunity Fund; Executive Vice President, Institutional Equity Funds; Vice President, Balanced Fund, and Real Estate Fund
Shawn T. Driscoll, 1975 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

President, New Era Fund; Vice President, Blue Chip Growth Fund, Growth & Income Fund, Growth Stock Fund, Institutional International Funds, International Funds, Mid-Cap Growth Fund, New America Growth Fund, Real Assets Fund, and U.S. Large-Cap Core Fund

Donald J. Easley, 1971 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Executive Vice President, Diversified Mid-Cap Growth Fund; Vice President, Diversified Small-Cap Growth Fund, Mid-Cap Growth Fund, New Era Fund, and Tax-Efficient Funds

Bridget A. Ebner, 1970 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Inflation Focused Bond Fund, Institutional International Funds, International Funds, Multi-Sector Account Portfolios, and Short-Term Bond Fund
Mark J.T. Edwards, 1957 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Executive Vice President, Institutional International Funds and International Funds

David J. Eiswert, 1972 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International; CFA

Executive Vice President, Institutional International Funds and International Funds; Vice President, Global Technology Fund, Growth Stock Fund, Media & Telecommunications Fund, and Science & Technology Fund

Henry M. Ellenbogen, 1973 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	President, New Horizons Fund; Vice President, Global Technology Fund, International Funds, Media & Telecommunications Fund, Mid-Cap Growth Fund, and Mid-Cap Value Fund
Charles E. Emrich, 1961 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, California Tax-Free Income Trust, State Tax-Free Income Trust, Summit Municipal Funds, and Tax-Free Short-Intermediate Fund
Luis Fananas, 1971 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; formerly Equities Research – Director, Deutsche Bank (to 2012)	Vice President, International Funds

Joseph B. Fath, 1971 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CPA	President, Growth Stock Fund; Vice President, Media & Telecommunications Fund, Mid-Cap Growth Fund, and U.S. Large-Cap Core Fund

Roger L. Fiery III, 1959 Vice President, Price Hong Kong, Price Singapore, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, and T. Rowe Price Trust Company; CPA	Vice President, all funds
Stephen M. Finamore, 1976 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CPA	Vice President, Financial Services Fund, Floating Rate Fund, High Yield Fund, Institutional Income Funds, and Multi-Sector Account Portfolios

Mark S. Finn, 1963 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA, CPA

President, Value Fund; Executive Vice President, Institutional Equity Funds; Vice President, Balanced Fund, Equity Income Fund, Institutional International Funds, International Funds, Mid-Cap Value Fund, New Era Fund, Personal Strategy Funds, and U.S. Large-Cap Core Fund

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)
Christopher T. Fortune, 1973 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Financial Services Fund, Small-Cap Stock Fund, and Small-Cap Value Fund
Jared S. Franz, 1977 Vice President, T. Rowe Price

Vice President, California Tax-Free Income Trust, Inflation Focused Bond Fund, Prime Reserve Fund, Real Assets Fund, TRP Reserve Investment Funds, State Tax-Free Income Trust, Summit Funds, Summit Municipal Funds, Tax-Exempt Money Fund, and U.S. Treasury Funds

Jon M. Friar, 1982 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Summer Intern, T. Rowe Price (to 2011)	Vice President, Dividend Growth Fund, Equity Income Fund, Financial Services Fund, and Growth Stock Fund
James H. Friedland, 1970 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Senior Internet Analyst and Managing Director, Cowen and Company (to 2012)	Vice President, Dividend Growth Fund and Media & Telecommunications Fund

Melissa C. Gallagher, 1974 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Health Sciences Fund and International Funds
Justin T. Gerbereux, 1975 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA	Vice President, Floating Rate Fund, High Yield Fund, Institutional Income Funds, Multi-Sector Account Portfolios, and Strategic Income Fund
John R. Gilner, 1961 Chief Compliance Officer and Vice President, T. Rowe Price; Vice President, T. Rowe Price Group, Inc. and T. Rowe Price Investment Services, Inc.	Chief Compliance Officer, all funds

David R. Giroux, 1975 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA	President, Capital Appreciation Fund; Vice President, Equity Income Fund, Floating Rate Fund, Institutional Income Funds, Spectrum Funds, and Value Fund

Gregory S. Golczewski, 1966 Vice President, T. Rowe Price and T. Rowe Price Trust Company	Vice President, all funds
Vishnu Vardhan Gopal, 1979 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.	Vice President, International Funds

Paul D. Greene II, 1978 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

President, Media & Telecommunications Fund; Vice President, Blue Chip Growth Fund, Capital Appreciation Fund, Global Technology Fund, Growth Stock Fund, Institutional International Funds, International Funds, Science & Technology Fund, and U.S. Large-Cap Core Fund

Benjamin Griffiths, 1977 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; CFA	Vice President, Institutional International Funds and International Funds

Michael J. Grogan, 1971 Vice President, T. Rowe Price and T. Rowe Price Group Inc.; CFA	Vice President, Corporate Income Fund, Inflation Focused Bond Fund, Multi-Sector Account Portfolios, New Income Fund, and Short-Term Bond Fund

Richard L. Hall, 1979 Vice President, T. Rowe Price; formerly, Financial Attaché, U.S. Department of Treasury, International Affairs Division (to 2012)	Vice President, Institutional International Funds and International Funds

Geoffrey M. Hardin, 1971 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Inflation Focused Bond Fund, Inflation Protected Bond Fund, New Income Fund, Short-Term Bond Fund, and U.S. Treasury Funds

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)
Robert L. Harlow, 1986 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CAIA, CFA	Vice President, Global Allocation Fund

Ryan S. Hedrick, 1980 Vice President, T. Rowe Price; formerly, Analyst, Davidson Kempner Capital Management (to 2013); CFA	Vice President, Blue Chip Growth Fund and New Era Fund
Barry Henderson, 1966 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Growth Stock Fund, New America Growth Fund, and New Horizons Fund

Charles B. Hill, 1961 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA

President, Tax-Free Short-Intermediate Fund; Executive Vice President, State Tax-Free Income Trust and Summit Municipal Funds; Vice President, Inflation Focused Bond Fund, Short-Term Bond Fund, Tax-Free High Yield Fund, and Tax-Free Income Fund

Gregory K. Hinkle, 1958 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CPA	Treasurer, all funds
Ann M. Holcomb, 1972 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA	Vice President, Capital Opportunity Fund and Institutional Equity Funds
Steven C. Huber, 1958 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA, FSA

President, Strategic Income Fund; Vice President, Floating Rate Fund, Global Allocation Fund, Institutional Income Funds, Multi-Sector Account Portfolios, New Income Fund, and U.S. Bond Enhanced Index Fund

Thomas J. Huber, 1966 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA	President, Dividend Growth Fund and Growth & Income Fund; Vice President, Blue Chip Growth Fund, Equity Income Fund, and Real Estate Fund
Stefan Hubrich, 1974 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Ph.D., CFA	Vice President, Global Allocation Fund, Institutional International Funds, International Funds, and Real Assets Fund
Rhett K. Hunter, 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Global Technology Fund, New Horizons Fund, and Science & Technology Fund

Arif Husain, 1972 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; formerly Director/Head of UK and Euro Fixed Income, AllianceBernstein; CFA	Executive Vice President, Institutional International Funds, International Funds, and Multi-Sector Account Portfolios

S. Leigh Innes, 1976 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; CFA	Executive Vice President, International Funds; Vice President, Institutional International Funds

Tetsuji Inoue, 1971

Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; formerly Equity Sales, JP Morgan Chase Securities Ltd. (to 2012); Equity Specialist Technology, ICAP PLC (to 2010); and Managing Director – Financial Sector Fund Manager, North Sound Capital LLC (to 2009)

Vice President, Global Real Estate Fund and International Funds

Michael Jacobs, 1971 Vice President, T. Rowe Price International; formerly, Vice President, JP Morgan Asset Management (to 2013)	Vice President, International Funds
Andrew P. Jamison, 1981 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly student, Darden Graduate School of Business Administration, University of Virginia (to 2009)	Vice President, Credit Opportunities Fund, High Yield Fund, and Institutional Income Funds

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)
Randal S. Jenneke, 1971 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; formerly Senior Portfolio Manager Australian Equities (to 2010)	Vice President, Institutional International Funds and International Funds
Jin W. Jeong, 1976 Vice President, T. Rowe Price International; formerly Research Analyst, Wellington Management (to 2009)	Vice President, International Funds
Prashant G. Jeyaganesh, 1983 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Diversified Small-Cap Growth Fund, and International Funds
Dylan Jones, 1971 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, State Tax-Free Income Trust, Summit Municipal Funds, Tax-Free High Yield Fund, and Tax-Free Short-Intermediate Fund

Nina P. Jones, 1980 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CPA	Vice President, Capital Appreciation Fund, Equity Income Fund, Financial Services Fund, Global Real Estate Fund, Growth & Income Fund, Mid-Cap Value Fund, Real Estate Fund, and Small-Cap Value Fund

Keir R. Joyce, 1972 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, GNMA Fund, Inflation Focused Bond Fund, Multi-Sector Account Portfolios, Short-Term Bond Fund, and Summit Funds
Vidya Kadiyam, 1980 Vice President, T. Rowe Price	Vice President, Capital Appreciation Fund

Yoichiro Kai, 1973

Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; formerly Japanese Financial/Real Estate Sector Analyst/Portfolio Manager, Citadel Investment Group, Asia Limited (to 2009)

Vice President, Financial Services Fund, Institutional International Funds, and International Funds
Jai Kapadia, 1982 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.; formerly student, MIT Sloan School of Management (to 2011); Associate Analyst, Sirios Capital Management (to 2009)	Vice President, International Funds

Paul A. Karpers, 1967 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA

Executive Vice President, Institutional Income Funds; President, Credit Opportunities Fund; Vice President, Balanced Fund, Corporate Income Fund, Floating Rate Fund, High Yield Fund, and Multi-Sector Account Portfolios

Andrew J. Keirle, 1974 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Executive Vice President, Institutional International Funds, International Funds, and Multi-Sector Account Portfolios; Vice President, Institutional Income Funds and Strategic Income Fund

Ian D. Kelson, 1956 Director and President-International Fixed Income, T. Rowe Price International; Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Institutional Income Funds, Personal Strategy Funds, Retirement Funds, Spectrum Funds, and Strategic Income Fund

Shinwoo Kim, 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, New Era Fund

Steven D. Krichbaum, 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Capital Appreciation Fund

Christopher J. Kushlis, 1976 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; CFA	Vice President, Institutional International Funds, International Funds, and Multi-Sector Account Portfolios
Michael Lambe, 1977 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; CFA	Vice President, Corporate Income Fund and Multi-Sector Account Portfolios

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)
Robert M. Larkins, 1973 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA	President, U.S. Bond Enhanced Index Fund; Vice President, Balanced Fund and Global Allocation Fund
Marcy M. Lash, 1963 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, State Tax-Free Income Trust, Summit Municipal Funds, Tax-Exempt Money Fund, Tax-Free High Yield Fund, Tax-Free Income Fund, and Tax-Free Short-Intermediate Fund

Shengrong Lau, 1982

Vice President, Price Singapore; formerly student, The Wharton School, University of Pennsylvania (to 2012); Private Equity Associate – Financial Services, Stone Point Capital (to 2010); and Investment Banking Analyst – Financial Institutions Group, Credit Suisse (to 2009)

Vice President, International Funds
Mark J. Lawrence, 1970 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Institutional International Funds and International Funds

David M. Lee, 1962 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	President, Global Real Estate Fund and Real Estate Fund; Vice President, Dividend Growth Fund, Institutional International Funds, International Funds, and Real Assets Fund

Martin G. Lee, 1963 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, GNMA Fund, Multi-Sector Account Portfolios, Strategic Income Fund, Summit Funds, and U.S. Bond Enhanced Index Fund
Wyatt A. Lee, 1971 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA	President, Real Assets Fund; Executive Vice President, Retirement Funds; Vice President, Balanced Fund, Inflation Focused Bond Fund, and Personal Strategy Funds

Alan D. Levenson, 1958 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Ph.D.

Vice President, California Tax-Free Income Trust, Corporate Income Fund, GNMA Fund, Inflation Protected Bond Fund, Multi-Sector Account Portfolios, New Income Fund, Prime Reserve Fund, TRP Reserve Investment Funds, State Tax-Free Income Trust, Summit Funds, Summit Municipal Funds, Tax-Exempt Money Fund, and U.S. Treasury Funds

John D. Linehan, 1965 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA	Executive Vice President, Institutional Equity Funds; Vice President, Capital Appreciation Fund, Equity Income Fund, U.S. Large-Cap Core Fund, and Value Fund
Patricia B. Lippert, 1953 Assistant Vice President, T. Rowe Price and T. Rowe Price Investment Services, Inc.	Secretary, all funds
R. Scott Livingston, 1979 Assistant Vice President, T. Rowe Price	Vice President, International Index Fund and Index Trust Funds
Christopher C. Loop, 1966 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International; CFA	Vice President, Institutional International Funds, International Funds, and Multi-Sector Account Portfolios
Anh Lu, 1968 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.	Executive Vice President, International Funds; Vice President, Institutional International Funds

Jake Lubel, 1984 Employee, T. Rowe Price (to 2013); formerly, student, Columbia Business School (to 2013); Equity Research Analyst, T. Rowe Price (to 2011)	Vice President, Health Sciences Fund

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)
Joseph K. Lynagh, 1958 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA

President, Prime Reserve Fund, TRP Reserve Investment Funds, and Tax-Exempt Money Fund; Executive Vice President, California Tax-Free Income Trust, Short-Term Bond Fund, State Tax-Free Income Trust, Summit Funds, Summit Municipal Funds, and U.S. Treasury Funds; Vice President, Tax-Free Short-Intermediate Fund

Konstantine B. Mallas, 1963 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

President, Tax-Free Income Fund; Executive Vice President, California Tax-Free Income Trust, State Tax-Free Income Trust, and Summit Municipal Funds; Vice President, Tax-Free High Yield Fund and Tax-Free Short-Intermediate Fund

Sebastien Mallet, 1974 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Executive Vice President, Institutional International Funds; Vice President, International Funds
Robert J. Marcotte, 1962 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Global Real Estate Fund, Mid-Cap Growth Fund, and Small-Cap Stock Fund
Jennifer Martin, 1972 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Capital Opportunity Fund

Daniel Martino, 1974 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	President, New America Growth Fund; Vice President, Growth Stock Fund, Institutional International Funds, Media & Telecommunications, Mid-Cap Growth Fund, and Science & Technology Fund

Ryan Martyn, 1979 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; formerly Investment Analyst, VGI Partners (to 2009)	Vice President, International Funds and New Era Fund
George A. Marzano, 1980 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Blue Chip Growth Fund and U.S. Large-Cap Core Fund
Paul M. Massaro, 1975 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA	Executive Vice President, Floating Rate Fund, Institutional Income Funds, and Multi-Sector Account Portfolios; Vice President, Capital Appreciation Fund, High Yield Fund, and Strategic Income Fund
Jonathan H.W. Matthews, 1975 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; CFA	Executive Vice President, International Funds; Vice President, Institutional International Funds
Andrew C. McCormick, 1960 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

President, GNMA Fund and Summit Funds; Executive Vice President, Multi-Sector Account Portfolios; Vice President, Inflation Focused Bond Fund, Inflation Protected Bond Fund, Institutional Income Funds, New Income Fund, Short-Term Bond Fund, Strategic Income Fund, U.S. Bond Enhanced Index Fund, and U.S. Treasury Funds

Gregory A. McCrickard, 1958 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA	President, Small-Cap Stock Fund; Executive Vice President, Institutional Equity Funds; Vice President, Mid-Cap Value Fund and Small-Cap Value Fund

Ian C. McDonald, 1971 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Financial Services Fund and New America Growth Fund

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)
Michael J. McGonigle, 1966 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Financial Services Fund, Floating Rate Fund, High Yield Fund, Institutional Income Funds, Multi-Sector Account Portfolios, and Strategic Income Fund
Hugh D. McGuirk, 1960 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA

President, California Tax-Free Income Trust, State Tax-Free Income Trust, and Summit Municipal Funds; Vice President, Tax-Free High Yield Fund, Tax-Free Income Fund, and Tax-Free Short-Intermediate Fund

Heather K. McPherson, 1967 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CPA	Executive Vice President, Mid-Cap Value Fund; Vice President, Global Technology Fund, New Era Fund, and Value Fund

Cheryl A. Mickel, 1967 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA	Vice President, Inflation Focused Bond Fund and Short-Term Bond Fund
Raymond A. Mills, 1960 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, and T. Rowe Price Trust Company; Ph.D., CFA	Executive Vice President, Institutional International Funds and International Funds; Vice President, Balanced Fund, Global Real Estate Fund, and Personal Strategy Funds

Jihong Min, 1979

Vice President, Price Singapore and T. Rowe Price Group, Inc.; formerly Financial Analyst, Geosphere Capital Management, Singapore (to 2012); and Financial Analyst, Fortress Investment Group, Hong Kong (to 2009)

Vice President, International Funds

Eric C. Moffett, 1974 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.	Executive Vice President, International Funds; Vice President, Global Real Estate Fund

Samy B. Muaddi, 1984 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Corporate Income Fund, International Funds, Multi-Sector Account Portfolios, and U.S. Treasury Funds

Tobias F. Mueller, 1980

Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; formerly Intern, T. Rowe Price (to 2011); Investment Analyst, Noric Mexxanine UK Limited and Consultant, Victoria Capital Advisors LLC (to 2009)

Vice President, Global Technology Fund and Science & Technology Fund

James M. Murphy, 1967 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	President, Tax-Free High Yield Fund; Vice President, Credit Opportunities Fund, Institutional Income Funds, State Tax-Free Income Trust, Summit Municipal Funds, and Tax-Free Income Fund

Linda A. Murphy, 1959 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, California Tax-Free Income Trust, State Tax-Free Income Trust, Summit Municipal Funds, and Tax-Free High Yield Fund
Sudhir Nanda, 1959 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Ph.D., CFA	President, Diversified Small-Cap Growth Fund; Vice President, Capital Appreciation Fund, Diversified Mid-Cap Growth Fund, and Institutional International Funds
Joshua Nelson, 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Executive Vice President, Institutional International Funds and International Funds
Philip A. Nestico, 1976 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Global Real Estate Fund, International Funds, Media & Telecommunications Fund, and Real Estate Fund
Christina Ni, 1977 Vice President, T. Rowe Price; CFA, FRM	Vice President, Multi-Sector Account Portfolios

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)
Sridhar Nishtala, 1975 Vice President, Price Singapore and T. Rowe Price Group, Inc.	Vice President, International Funds

Jason Nogueira, 1974 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Executive Vice President, Institutional International Funds and International Funds; Vice President, Health Sciences Fund

Alexander S. Obaza, 1981 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Vice President, California Tax-Free income Trust, Corporate Income Fund, Multi-Sector Account Portfolios, Prime Reserve Fund, TRP Reserve Investment Funds, State Tax-Free Income Trust, Summit Funds, Summit Municipal Funds, Tax-Exempt Money Fund, and U.S. Treasury Funds

David Oestreicher, 1967

Director, Vice President, and Secretary, T. Rowe Price Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; Chief Legal Officer, Vice President, and Secretary, T. Rowe Price Group; Vice President and Secretary, T. Rowe Price and T. Rowe Price International; Vice President, Price Hong Kong and Price Singapore

Vice President, all funds
Michael D. Oh, 1974 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Institutional International Funds, International Funds, and Multi-Sector Account Portfolios
Kenneth A. Orchard, 1975 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; formerly Vice President, Moody’s Investors Service (to 2010)	Vice President, Institutional International Funds, International Funds, and Multi-Sector Account Portfolios

Curt J. Organt, 1968 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Diversified Small-Cap Growth Fund, International Funds, New America Growth Fund, Small-Cap Stock Fund, and Small-Cap Value Fund

Paul T. O’Sullivan, 1973 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, International Funds

Hiroaki Owaki, 1962 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; CFA	Vice President, Global Technology Fund and International Funds

Seun A. Oyegunle, 1984

Employee, T. Rowe Price International; formerly, student, The Wharton School, University of Pennsylvania (to 2013); Summer Investment Analyst, T. Rowe Price International (2012); Analyst, Asset & Resource Management Limited (to 2012); Analyst, Vetiva Capital Management Limited (to 2011); CFA

Vice President, Institutional International Funds and International Funds

Robert A. Panariello, 1983 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Global Allocation Fund
Gonzalo Pangaro, 1968 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; CFA	Executive Vice President, Institutional International Funds and International Funds
Miso Park, 1982 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; formerly Credit Analyst, M&G Investments (to 2010); CFA	Vice President, Corporate Income Fund and Multi-Sector Account Portfolios

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)

Timothy E. Parker, 1974 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Diversified Mid-Cap Growth Fund, New Era Fund, New Horizons Fund, Real Assets Fund, Small-Cap Stock Fund, Small-Cap Value Fund, and Tax-Efficient Funds

Viral S. Patel, 1969 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; formerly Vice President, Berstein Value Equities (to 2011)	Vice President, Global Real Estate Fund
Craig J. Pennington, 1971 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; formerly, Global Energy Analyst, Insight Investment (to 2010); CFA	Vice President, Institutional International Funds, International Funds, and New Era Fund

Charles G. Pepin, 1966 Director, T. Rowe Price Trust Company; Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Small-Cap Stock Fund

Donald J. Peters, 1959 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	President, Diversified Mid-Cap Growth Fund and Tax-Efficient Funds
Jason B. Polun, 1974 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Capital Opportunity Fund and Financial Services Fund

Adam Poussard, 1984 Vice President, T. Rowe Price; Assistant Vice President – Equity Research, Healthcare Distribution & Technology, Barclays Capital (to 2010)	Vice President, Health Sciences Fund

Austin M. Powell, 1969 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, International Funds

Larry J. Puglia, 1960 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA, CPA	President, Blue Chip Growth Fund; Executive Vice President, Institutional Equity Funds; Vice President, Balanced Fund, and Personal Strategy Funds
Robert T. Quinn, Jr., 1972 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Capital Appreciation Fund, Capital Opportunity Fund, Dividend Growth Fund, Equity Income Fund, Tax-Efficient Funds, and Value Fund
Vivek Rajeswaran, 1985 Vice President, T. Rowe Price; formerly, student, Columbia Business School (to 2012)	Vice President, Blue-Chip Growth Fund, International Funds, and New Era Fund
Kyle Rasbach, 1980 Employee, T. Rowe Price; formerly, Vice President, Cowen and Company (to 2013)	Vice President, Health Sciences Fund

Vernon A. Reid, Jr., 1954 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Corporate Income Fund, Inflation Focused Bond Fund, Multi-Sector Account Portfolios, New Income Fund, Short-Term Bond Fund, and U.S. Treasury Funds
Michael F. Reinartz, 1973 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Inflation Focused Bond Fund and Short-Term Bond Fund
Frederick A. Rizzo, 1969 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Financial Services Fund and International Funds
Theodore E. Robson, 1965 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA	Vice President, Corporate Income Fund, Multi-Sector Account Portfolios, and Real Estate Fund

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)
Brian M. Ropp, 1969 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CPA	Vice President, Corporate Income Fund, Multi-Sector Account Portfolios, and U.S. Bond Enhanced Index Fund
Christopher J. Rothery, 1963 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Executive Vice President, Institutional International Funds and International Funds; Vice President, Multi-Sector Account Portfolios
Jeffrey Rottinghaus, 1970 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CPA	President, U.S. Large-Cap Core Fund; Vice President, Dividend Growth Fund and Growth & Income Fund

David L. Rowlett, 1975 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Dividend Growth Fund, Growth & Income Fund, International Funds, Mid-Cap Growth Fund, and New America Growth Fund
Brian A. Rubin, 1974 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CPA	Vice President, Credit Opportunities Fund, Floating Rate Fund, High Yield Fund, Institutional Income Funds, and Multi-Sector Account Portfolios

Federico Santilli, 1974 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; CFA	Executive Vice President, Institutional International Funds and International Funds
Sebastian Schrott, 1977 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Institutional International Funds and International Funds
Deborah D. Seidel, 1962 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., and T. Rowe Price Services, Inc.	Vice President, all funds
Rebecca L. Setcavage, 1982 Assistant Vice President, T. Rowe Price	Assistant Vice President, Inflation Protected Bond Fund and U.S. Treasury Funds

Amit Seth, 1979 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly student, Harvard Business School (to 2009)	Vice President, Blue Chip Growth Fund, Diversified Mid-Cap Growth Fund, and New Horizons Fund

Michael K. Sewell, 1982 Vice President, T. Rowe Price	Assistant Vice President, California Tax-Free Income Trust, State Tax-Free Income Trust, Summit Municipal Funds, Tax-Free High Yield Fund, Tax-Free Income Fund, and Tax-Free Short Intermediate Fund
Daniel O. Shackelford, 1958 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA

President, Inflation Focused Bond Fund, Inflation Protected Bond Fund, and New Income Fund; Vice President, Institutional Income Funds, Multi-Sector Account Portfolios, Real Assets Fund, Retirement Funds, Short-Term Bond Fund, Spectrum Funds, U.S. Bond Enhanced Index Fund, and U.S. Treasury Funds

Amitabh Shah, 1980 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, International Funds
Jeneiv Shah, 1980 Vice President, T. Rowe Price International; formerly Analyst, Mirae Asset Global Investments (to 2010); CFA	Vice President, International Funds

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)
Chen Shao, 1980 Assistant Vice President, T. Rowe Price

Assistant Vice President, California Tax-Free Income Trust, Prime Reserve Fund, TRP Reserve Investment Funds, State Tax-Free Income Trust, Summit Funds, Summit Municipal Funds, Tax-Exempt Money Fund, Tax-Free High Yield Fund, Tax-Free Income Fund, Tax-Free Short-Intermediate Fund, and U.S. Treasury Funds

Robert W. Sharps, 1971 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA, CPA

Executive Vice President, Institutional Equity Funds; Vice President, Blue Chip Growth Fund, Growth Stock Fund, Institutional International Funds, International Funds, New America Growth Fund, and U.S. Large-Cap Core Fund

Thomas A. Shelmerdine, 1977 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; formerly, Investment Committee Member, Myer Family Company Holdings Limited (to 2012)	Vice President, New Era Fund
John C.A. Sherman, 1969 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Institutional International Funds and International Funds
Clark R. Shields, 1976 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Mid-Cap Growth Fund and New Horizons Fund

Charles M. Shriver, 1967 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA	President, Balanced Fund, Global Allocation Fund, Personal Strategy Funds, and Spectrum Funds; Vice President, Real Assets Fund and Retirement Funds

Farris G. Shuggi, 1984 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Capital Appreciation Fund and Diversified Small-Cap Growth Fund
Corey D. Shull, 1983 Vice President, Rowe Price Group, Inc.; CFA	Vice President, Media & Telecommunications Fund and New Horizons Fund
Weijie Si, 1983 Vice President, T. Rowe Price; formerly, student, Harvard Business School (to 2012); Private Equity Associate (to 2010)	Vice President, Real Estate Fund

Neil Smith, 1972 Vice President, Price Hong Kong, Price Singapore, T. Rowe Price Group, Inc., and T. Rowe Price International	Executive Vice President, International Index Fund; Vice President, Index Trust
Robert W. Smith, 1961 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Executive Vice President, Institutional International Funds and International Funds; Vice President, Growth Stock Fund, Media & Telecommunications Fund, Personal Strategy Funds, Retirement Funds, and Spectrum Funds

Matt J. Snowling, 1971

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Managing Director – Specialty Finance, Citadel Securities (to 2011); Managing Director of Investment Services and Senior Vice President, Senior Analyst, Education Services Research Group (to 2011); CFA

Vice President, Financial Services Fund and Growth & Income Fund

Michael F. Sola, 1969 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Global Technology Fund, New Horizons Fund, Science & Technology Fund, and Small-Cap Stock Fund

Gabriel Solomon, 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Vice President, Capital Appreciation Fund, Capital Opportunity Fund, Dividend Growth Fund, Financial Services Fund, Institutional International Funds, International Funds, U.S. Large-Cap Core Fund, and Value Fund

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)
Eunbin Song, 1980 Vice President, T. Rowe Price Group, Inc. and Price Singapore; CFA	Vice President, International Funds

Joshua K. Spencer, 1973 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	President, Global Technology Fund; Vice President, Growth & Income Fund, Institutional International Funds, International Funds, Science & Technology Fund, and Value Fund

Douglas D. Spratley, 1969 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA

Vice President, California Tax-Free Income Trust, Prime Reserve Fund, TRP Reserve Investment Funds, Short-Term Bond Fund, State Tax-Free Income Trust, Summit Funds, Summit Municipal Funds, Tax-Exempt Money Fund, and U.S. Treasury Funds

David A. Stanley, 1963 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Institutional International Funds, International Funds, Multi-Sector Account Portfolios, and Strategic Income Fund
Jonty Starbuck, 1975 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; Ph.D.	Vice President, Institutional International Funds and International Funds
Kimberly A. Stokes, 1969 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Corporate Income Fund and Multi-Sector Account Portfolios

William J. Stromberg, 1960

Director and Vice President, T. Rowe Price; Vice President, Price Hong Kong, Price Singapore, T. Rowe Price Group, Inc., T. Rowe Price International, and T. Rowe Price Trust Company; CFA

Vice President, Capital Appreciation Fund and Tax-Efficient Funds

Guido F. Stubenrauch, 1970 Vice President, T. Rowe Price	Vice President, Balanced Fund, Personal Strategy Funds, Retirement Funds, and Spectrum Funds
Taymour R. Tamaddon, 1976 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA

President, Health Sciences Fund; Vice President, Blue Chip Growth Fund, Capital Appreciation Fund, Capital Opportunity Fund, Growth Stock Fund, Institutional International Funds, International Funds, Mid-Cap Growth Fund, New America Growth Fund, New Horizons Fund, and Tax-Efficient Funds

Ju Yen Tan, 1972 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Institutional Income Funds, Institutional International Funds, International Funds, Multi-Sector Account Portfolios, and Strategic Income Fund
Sin Dee Tan, 1979 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; CFA	Vice President, International Funds
Timothy G. Taylor, 1975 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, California Tax-Free Income Trust, State Tax-Free Income Trust, Summit Municipal Funds, Tax-Free High Yield Fund, Tax-Free Income Fund, and Tax-Free Short-Intermediate Fund
Dean Tenerelli, 1964 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Executive Vice President, International Funds; Vice President, Institutional International Funds
Thomas E. Tewksbury, 1961 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Vice President, Floating Rate Fund, High Yield Fund, Institutional Income Funds, and Multi-Sector Account Portfolios

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)
Craig A. Thiese, 1975 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Index Trust, International Index Fund, New America Growth Fund, and New Era Fund

Robert D. Thomas, 1971 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; formerly Senior Vice President, Moody’s Investors Service, London (to 2011)	Vice President, Corporate Income Fund, Credit Opportunities Fund, Institutional Income Funds, and Multi-Sector Account Portfolios
Siby Thomas, 1979 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly student, The University of Chicago Graduate School of Business (to 2009)	Vice President, Credit Opportunities Fund, International Funds, Institutional Income Funds, and Multi-Sector Account Portfolios
Toby M. Thompson, 1971 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly, Director of Investments, I.A.M. National Pension Fund (to 2012); CFA, CAIA	Vice President, Balanced Fund, Global Allocation Fund, and Spectrum Funds

Justin Thomson, 1968 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Executive Vice President, International Funds; Vice President, New Horizons Fund
David A. Tiberii, 1965 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, and T. Rowe Price Trust Company; CFA

President, Corporate Income Fund; Executive Vice President, Multi-Sector Account Portfolios; Vice President, Institutional Income Funds, New Income Fund, Strategic Income Fund, and U.S. Bond Enhanced Index Fund

Mitchell J.K. Todd, 1974 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Financial Services Fund and International Funds
Susan G. Troll, 1966 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CPA	Vice President, Capital Appreciation Fund and Summit Funds
Ken D. Uematsu, 1969 Vice President, T. Rowe Price and T. Rowe Price Trust Company; CFA	Executive Vice President, Index Trust; Vice President, International Index Fund
Mark J. Vaselkiv, 1958 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

President, Floating Rate Fund, High Yield Fund, and Institutional Income Funds; Executive Vice President, Multi-Sector Account Portfolios; Vice President, Personal Strategy Funds, Retirement Funds, Spectrum Funds, and Strategic Income Fund

Eric L. Veiel, 1972 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	President, Financial Services Fund; Vice President, Capital Opportunity Fund, and Institutional International Funds
Kes Visuvalingam, 1968 Vice President, Price Hong Kong, Price Singapore, and T. Rowe Price Group, Inc.; CFA	Vice President, International Funds
Verena E. Wachnitz, 1978 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; CFA	Executive Vice President, International Funds
Lauren T. Wagandt, 1984 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Product Specialist, BlueCrest Capital Management (to 2009)	Vice President, Corporate Income Fund, Credit Opportunities Fund, Institutional Income Funds, and Multi-Sector Account Portfolios

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)
J. David Wagner, 1974 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Diversified Small-Cap Growth Fund, Institutional Equity Funds, Mid-Cap Value Fund, New Horizons Fund, Small-Cap Stock Fund, and Small-Cap Value Fund
John F. Wakeman, 1962 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Executive Vice President, Mid-Cap Growth Fund; Vice President, Diversified Mid-Cap Growth Fund and Institutional Equity Funds
David J. Wallack, 1960 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	President, Mid-Cap Value Fund; Vice President, International Funds and New Era Fund
Julie L. Waples, 1970 Vice President, T. Rowe Price	Vice President, all funds
Hiroshi Watanabe, 1975 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; CFA	Vice President, International Funds

Thomas H. Watson, 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Global Technology Fund, Gwoth Stock Fund, Media & Telecommunications Fund, New America Growth Fund, New Horizons Fund, and Science & Technology Fund

Mark R. Weigman, 1962 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA, CIC	Vice President, Tax-Efficient Funds
John D. Wells, 1960 Vice President, T. Rowe Price, T. Rowe Price Group, Inc.	Vice President, GNMA Fund, Inflation Focused Bond Fund, Multi-Sector Account Portfolios, Short-Term Bond Fund, and Summit Funds

Justin P. White, 1981 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Capital Opportunity Fund, Global Technology Fund, Growth Stock Fund, Media & Telecommunications Fund, Mid-Cap Growth Fund, New America Growth Fund, and Science & Technology Fund

Christopher S. Whitehouse, 1972 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Institutional International Funds, International Funds, and Media & Telecommunications Fund
Richard T. Whitney, 1958 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, and T. Rowe Price Trust Company; CFA	Vice President, Balanced Fund, Global Allocation Fund, Personal Strategy Funds, Real Assets Fund, Retirement Funds, and Spectrum Funds

Edward A. Wiese, 1959 Director and Vice President, T. Rowe Price Trust Company; Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA

President, Short-Term Bond Fund; Vice President, California Tax-Free Income Trust, Corporate Income Fund, Inflation Focused Bond Fund, Institutional Income Funds, Multi-Sector Account Portfolios, New Income Fund, Prime Reserve Fund, TRP Reserve Investment Funds, State Tax-Free Income Trust, Summit Funds, Summit Municipal Funds, Tax-Exempt Money Fund, Tax-Free Short-Intermediate Fund, and U.S. Treasury Funds

Tamara P. Wiggs, 1979 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Capital Appreciation Fund, Financial Services Fund, and Value Fund
Clive M. Williams, 1966 Vice President, Price Hong Kong, Price Singapore, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International	Vice President, International Funds

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)

John M. Williams, 1982 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Summer Analyst, The Capital Group Companies, Inc. (to 2009)	Vice President, Dividend Growth Fund, Equity Income Fund, Mid-Cap Value Fund, and New Era Fund

Thea N. Williams, 1961 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Vice President, Corporate Income Fund, Floating Rate Fund, High Yield Fund, Institutional Income Funds, and Multi-Sector Account Portfolios
J. Zachary Wood, 1972 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Index Trust and International Index Fund

Jon Davis Wood, 1979

Vice President, T. Rowe Price; formerly Senior Vice President and Senior Research Analyst, Jeffries & Company, Inc. (to 2013); Senior Equity Analyst, Bank of America Merrill Lynch (to 2009); CFA

Vice President, Health Sciences Fund
J. Howard Woodward, 1974 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; CFA	Vice President, Corporate Income Fund, Institutional International Funds, International Funds, and Multi-Sector Account Portfolios

Rouven J. Wool-Lewis, 1973

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Ph.D.; formerly Vice President of Corporate Strategy, UnitedHealth Group (to 2011); Associate Analyst, Oppenheimer & Company (to 2009)

Vice President, Diversified Mid-Cap Growth Fund and Health Sciences Fund
Zhen Xia, 1987 Vice President, T. Rowe Price	Vice President, U.S. Bond Enhanced Index Fund; Assistant Vice President, Corporate Income Fund

Marta Yago, 1977 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Global Real Estate Fund and International Funds
Ernest C. Yeung, 1979 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.; CFA	Vice President, Institutional International Funds, International Funds, and Media & Telecommunications Fund
Alison Mei Ling Yip, 1966 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.	Vice President, Global Technology Fund, International Funds, and Science & Technology Fund
Christopher Yip, 1975 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.; CFA	Vice President, International Funds
Wenli Zheng, 1979 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.	Vice President, International Funds and Media & Telecommunications Fund

Directors’ Compensation

Each independent director is paid $270,000 annually for his/her service on the funds’ Boards. (Prior to January 1, 2014, independent directors were paid $250,000 annually for their service on the funds’ Boards.) The chairman of the Committee of Independent Directors is paid an additional $100,000 annually for his/her service as Lead Independent Director. An independent director who serves on the Joint Audit Committee receives $10,000 annually for his/her service as a member of the committee and the Joint Audit Committee chairman receives $20,000 annually for his/her service as chairman of the committee. (Prior to January 1, 2014, Joint Audit Committee members were paid $9,000 annually and the Joint Audit Committee chairman was paid $18,000 annually.) All of these fees are allocated to each fund on a pro rata basis based on each fund’s net assets relative to the other funds.

The following table shows the accrued amounts paid by each fund, and the total compensation that was paid from all of the funds, to the independent directors and Fixed Income Advisory Board members for the 2013 calendar year. Members of the Fixed Income Advisory Board were paid the same compensation from each domestic fixed income Price Fund as those funds’ independent directors were paid. (The Fixed Income Advisory Board was terminated on October 22, 2013, when the members of the Fixed Advisory Board were elected as independent directors of the domestic fixed income Price Funds.) The independent directors of the funds do not receive any pension or retirement benefits from the funds or T. Rowe Price. The officers of the funds and interested directors do not receive any compensation or benefits from the funds for their service.

Directors	Total Compensation
Brody	$250,000
Deering (Lead)	359,000
Dick	250,000
Duncan(a)	48,000
Gerrard	259,000
Horn	250,000
McBride(a)	48,000
Rodgers(b)	250,000
Rouse	250,000
Schreiber	259,000
Tercek	268,000

(a) Elected on October 22, 2013.

(b) Theo C. Rodgers retired from the Boards on December 31, 2013.

The following table shows the amounts paid by each fund to the directors and Fixed Income Advisory Board members based on accrued compensation for the calendar year 2013:

Fund	Aggregate Compensation From Fund
	Brody	Deering	Dick	Duncan*	Gerrard	Horn	McBride*	Rodgers**	Rouse	Schreiber	Tercek
Africa & Middle East	$82	$118	$82	$16	$85	$82	$16	$82	$82	$85	$88
Balanced	1,774	2,547	1,774	338	1,838	1,774	338	1,774	1,774	1,838	1,902
Blue Chip Growth	8,748	12,563	8,748	1,819	9,063	8,748	1,819	8,748	8,748	9,063	9,378
California Tax-Free Bond	206	295	206	35	213	206	35	206	206	213	220
California Tax-Free Money	40	57	40	7	41	40	7	40	40	41	43
Capital Appreciation	7,834	11,249	7,834	1,609	8,116	7,834	1,609	7,834	7,834	8,116	8,398
Capital Opportunity	239	343	239	51	248	239	51	239	239	248	256
Corporate Income	308	442	308	49	319	308	49	308	308	319	330
Credit Opportunities(a)	8	11	8	8	8	8	8	—	8	8	8
Diversified Mid-Cap Growth	118	170	118	25	123	118	25	118	118	123	127
Diversified Small-Cap Growth	266	381	266	61	275	266	61	266	266	275	285
Dividend Growth	1,651	2,371	1,651	337	1,711	1,651	337	1,651	1,651	1,711	1,770
Emerging Europe	196	281	196	33	203	196	33	196	196	203	210
Emerging Markets Bond	1,944	2,792	1,944	339	2,014	1,944	339	1,944	1,944	2,014	2,084
Emerging Markets Corporate Bond	29	42	29	9	30	29	9	29	29	30	31

Fund	Aggregate Compensation From Fund
	Brody	Deering	Dick	Duncan*	Gerrard	Horn	McBride*	Rodgers**	Rouse	Schreiber	Tercek
Emerging Markets Corporate Multi-Sector Account Portfolio	11	15	11	3	11	11	3	11	11	11	11
Emerging Markets Local Currency Bond	29	42	29	5	30	29	5	29	29	30	31
Emerging Markets Local Multi-Sector Account Portfolio	17	25	17	4	18	17	4	17	17	18	19
Emerging Markets Stock	3,527	5,064	3,527	637	3,654	3,527	637	3,527	3,527	3,654	3,781
Equity Income	13,341	19,158	13,341	2,543	13,821	13,341	2,543	13,341	13,341	13,821	14,302
Equity Index 500	8,622	12,382	8,622	1,673	8,933	8,622	1,673	8,622	8,622	8,933	9,243
European Stock	451	648	451	106	467	451	106	451	451	467	484
Extended Equity Market Index	265	381	265	57	275	265	57	265	265	275	284
Financial Services	241	345	241	47	249	241	47	241	241	249	258
Floating Rate	88	126	88	25	91	88	25	88	88	91	94
Floating Rate Multi-Sector Account Portfolio	20	29	20	4	21	20	4	20	20	21	21
Georgia Tax-Free Bond	115	165	115	19	119	115	19	115	115	119	123
Global Allocation(b)	11	17	11	5	12	11	5	11	11	12	12
Global Industrials(c)	1	1	1	1	1	1	1	1	1	1	1
Global Growth Stock	39	56	39	7	40	39	7	39	39	40	42
Global Infrastructure	23	33	23	4	24	23	4	23	23	24	25
Global Real Estate	96	138	96	18	99	96	18	96	96	99	103
Global Stock	239	343	239	44	247	239	44	239	239	247	256
Global Technology	370	531	370	77	383	370	77	370	370	383	396
GNMA	832	1,195	832	137	862	832	137	832	832	862	892
TRP Government Reserve Investment	809	1,161	809	174	838	809	174	809	809	838	867
Growth & Income	635	911	635	122	658	635	122	635	635	658	680
Growth Stock	16,936	24,320	16,936	3,377	17,546	16,936	3,377	16,936	16,936	17,546	18,155
Health Sciences	3,250	4,667	3,250	697	3,367	3,250	697	3,250	3,250	3,367	3,484
High Yield	4,494	6,454	4,494	819	4,656	4,494	819	4,494	4,494	4,656	4,818
High Yield Multi-Sector Account Portfolio	7	11	7	2	8	7	2	7	7	8	8
Inflation Focused Bond	2,152	3,091	2,152	444	2,230	2,152	444	2,152	2,152	2,230	2,307
Inflation Protected Bond	236	340	236	33	245	236	33	236	236	245	253
Institutional Africa & Middle East	84	121	84	17	87	84	17	84	84	87	91
Institutional Concentrated International Equity	4	6	4	1	4	4	1	4	4	4	4
Institutional Core Plus	135	193	135	28	139	135	28	135	135	139	144

Fund	Aggregate Compensation From Fund
	Brody	Deering	Dick	Duncan*	Gerrard	Horn	McBride*	Rodgers**	Rouse	Schreiber	Tercek
Institutional Credit Opportunities(a)	8	11	8	8	8	8	8	—	8	8	8
Institutional Emerging Markets Bond	128	183	128	23	132	128	23	128	128	132	137
Institutional Emerging Markets Equity	503	722	503	95	521	503	95	503	503	521	539
Institutional Floating Rate	1,338	1,921	1,338	273	1,386	1,338	273	1,338	1,338	1,386	1,434
Institutional Global Focused Growth Equity	80	116	80	16	83	80	16	80	80	83	86
Institutional Global Growth Equity	62	88	62	12	64	62	12	62	62	64	66
Institutional Global Multi-Sector Bond(c)	2	3	2	2	2	2	2	2	2	2	2
Institutional Global Value Equity	4	6	4	1	4	4	1	4	4	4	5
Institutional High Yield	1,378	1,979	1,378	248	1,428	1,378	248	1,378	1,378	1,428	1,477
Institutional International Bond	95	137	95	18	99	95	18	95	95	99	102
Institutional International Core Equity	36	51	36	7	37	36	7	36	36	37	38
Institutional International Growth Equity	47	68	47	9	49	47	9	47	47	49	51
Institutional Large-Cap Core Growth	369	530	369	83	382	369	83	369	369	382	396
Institutional Large-Cap Growth	3,483	5,001	3,483	766	3,608	3,483	766	3,483	3,483	3,608	3,734
Institutional Large-Cap Value	632	908	632	130	655	632	130	632	632	655	678
Institutional Long Duration Credit(d)	4	6	4	1	4	4	1	4	4	4	4
Institutional Mid-Cap Equity Growth	1,709	2,454	1,709	348	1,771	1,709	348	1,709	1,709	1,771	1,832
Institutional Small-Cap Stock	617	886	617	134	639	617	134	617	617	639	661
Institutional U.S. Structured Research	296	425	296	61	306	296	61	296	296	306	317
International Bond	2,515	3,611	2,515	433	2,605	2,515	433	2,515	2,515	2,605	2,696
International Discovery	1,532	2,199	1,532	292	1,587	1,532	292	1,532	1,532	1,587	1,642
International Equity Index	218	313	218	44	226	218	44	218	218	226	234
International Growth & Income	3,507	5,036	3,507	714	3,633	3,507	714	3,507	3,507	3,633	3,760
International Stock	5,330	7,654	5,330	1,028	5,522	5,330	1,028	5,330	5,330	5,522	5,714
Investment-Grade Corporate Multi-Sector Account Portfolio	13	19	13	4	14	13	4	13	13	14	14
Japan	119	170	119	26	123	119	26	119	119	123	127
Latin America	743	1,067	743	111	770	743	111	743	743	770	797

Fund	Aggregate Compensation From Fund
	Brody	Deering	Dick	Duncan*	Gerrard	Horn	McBride*	Rodgers**	Rouse	Schreiber	Tercek
Maryland Short-Term Tax-Free Bond	108	155	108	20	112	108	20	108	108	112	116
Maryland Tax-Free Bond	1,000	1,436	1,000	165	1,036	1,000	165	1,000	1,000	1,036	1,072
Maryland Tax-Free Money	61	88	61	11	64	61	11	61	61	64	66
Media & Telecommunications	1,290	1,852	1,290	267	1,336	1,290	267	1,290	1,290	1,336	1,383
Mid-Cap Growth	10,019	14,388	10,019	1,972	10,380	10,019	1,972	10,019	10,019	10,380	10,741
Mid-Cap Value	5,107	7,334	5,107	981	5,291	5,107	981	5,107	5,107	5,291	5,475
Mortgage-Backed Securities Multi-Sector Account Portfolio	12	17	12	4	12	12	4	12	12	12	12
New America Growth	1,971	2,831	1,971	376	2,042	1,971	376	1,971	1,971	2,042	2,113
New Asia	2,323	3,336	2,323	410	2,407	2,323	410	2,323	2,323	2,407	2,490
New Era	2,190	3,145	2,190	392	2,269	2,190	392	2,190	2,190	2,269	2,348
New Horizons	5,964	8,564	5,964	1,297	6,178	5,964	1,297	5,964	5,964	6,178	6,393
New Income	10,471	15,036	10,471	1,868	10,848	10,471	1,868	10,471	10,471	10,848	11,225
New Jersey Tax-Free Bond	148	212	148	25	153	148	25	148	148	153	159
New York Tax-Free Bond	212	305	212	34	220	212	34	212	212	220	228
New York Tax-Free Money	40	57	40	7	41	40	7	40	40	41	43
Overseas Stock	3,002	4,310	3,002	598	3,110	3,002	598	3,002	3,002	3,110	3,218
Personal Strategy Balanced	912	1,309	912	174	945	912	174	912	912	945	977
Personal Strategy Growth	637	915	637	125	660	637	125	637	637	660	683
Personal Strategy Income	582	835	582	110	602	582	110	582	582	602	623
Prime Reserve	3,026	4,345	3,026	3,135	594	3,026	594	3,026	3,026	3,135	3,244
Real Assets	1,571	2,256	1,571	310	1,627	1,571	310	1,571	1,571	1,627	1,684
Real Estate	1,866	2,679	1,866	329	1,933	1,866	329	1,866	1,866	1,933	2,000
TRP Reserve Investment	8,278	11,887	8,278	1,410	8,576	8,278	1,410	8,278	8,278	8,576	8,874
Retirement 2005	690	991	690	128	715	690	128	690	690	715	740
Retirement 2010	2,934	4,213	2,934	533	3,039	2,934	533	2,934	2,934	3,039	3,145
Retirement 2015	3,988	5,727	3,988	761	4,132	3,988	761	3,988	3,988	4,132	4,275
Retirement 2020	8,861	12,724	8,861	1,717	9,180	8,861	1,717	8,861	8,861	9,180	9,499
Retirement 2025	5,347	7,679	5,347	1,070	5,540	5,347	1,070	5,347	5,347	5,540	5,732
Retirement 2030	7,900	11,344	7,900	1,567	8,184	7,900	1,567	7,900	7,900	8,184	8,469
Retirement 2035	3,757	5,395	3,757	762	3,893	3,757	762	3,757	3,757	3,893	4,028
Retirement 2040	5,343	7,673	5,343	1,057	5,536	5,343	1,057	5,343	5,343	5,536	5,728
Retirement 2045	2,091	3,002	2,091	419	2,166	2,091	419	2,091	2,091	2,166	2,241
Retirement 2050	1,357	1,948	1,357	279	1,405	1,357	279	1,357	1,357	1,405	1,454
Retirement 2055	347	498	347	72	359	347	72	347	347	359	372
Retirement Income	1,537	2,207	1,537	286	1,593	1,537	286	1,537	1,537	1,593	1,648

Fund	Aggregate Compensation From Fund
	Brody	Deering	Dick	Duncan*	Gerrard	Horn	McBride*	Rodgers**	Rouse	Schreiber	Tercek
Science & Technology	1,359	1,951	1,359	270	1,407	1,359	270	1,359	1,359	1,407	1,456
Short-Term Bond	3,202	4,598	3,202	564	3,317	3,202	564	3,202	3,202	3,317	3,432
Short-Term Government Reserve(e)	0	0	0	0	0	0	0	0	0	0	0
Short-Term Reserve(e)	491	705	491	100	509	491	100	491	491	509	527
Small-Cap Stock	4,270	6,132	4,270	866	4,424	4,270	866	4,270	4,270	4,424	4,577
Small-Cap Value	4,332	6,221	4,332	854	4,488	4,332	854	4,332	4,332	4,488	4,644
Spectrum Growth	1,750	2,513	1,750	337	1,813	1,750	337	1,750	1,750	1,813	1,876
Spectrum Income	3,249	4,666	3,249	571	3,366	3,249	571	3,249	3,249	3,366	3,483
Spectrum International	468	672	468	95	485	468	95	468	468	485	502
Strategic Income	136	196	136	22	141	136	22	136	136	141	146
Summit Cash Reserves	2,810	4,035	2,810	546	2,911	2,810	546	2,810	2,810	2,911	3,012
Summit GNMA	93	133	93	13	96	93	13	93	93	96	100
Summit Municipal Income	403	579	403	65	418	403	65	403	403	418	432
Summit Municipal Intermediate	1,242	1,783	1,242	260	1,286	1,242	260	1,242	1,242	1,286	1,331
Summit Municipal Money Market	97	140	97	18	101	97	18	97	97	101	104
Target Retirement 2005(f)	0	0	0	0	0	0	0	0	0	0	0
Target Retirement 2010(f)	0	1	0	0	0	0	0	0	0	0	0
Target Retirement 2015(f)	0	1	0	0	1	0	0	0	0	1	1
Target Retirement 2020(f)	1	1	1	0	1	1	0	1	1	1	1
Target Retirement 2025(f)	0	0	0	0	0	0	0	0	0	0	0
Target Retirement 2030(f)	0	0	0	0	0	0	0	0	0	0	0
Target Retirement 2035(f)	0	0	0	0	0	0	0	0	0	0	0
Target Retirement 2040(f)	0	0	0	0	0	0	0	0	0	0	0
Target Retirement 2045(f)	0	0	0	0	0	0	0	0	0	0	0
Target Retirement 2050(f)	0	0	0	0	0	0	0	0	0	0	0
Target Retirement 2055(f)	0	0	0	0	0	0	0	0	0	0	0
Tax-Efficient Equity	57	81	57	12	59	57	12	57	57	59	61
Tax-Exempt Money	430	618	430	85	446	430	85	430	430	446	461
Tax-Free High Yield	1,218	1,749	1,218	199	1,261	1,218	199	1,218	1,218	1,261	1,305
Tax-Free Income	1,460	2,096	1,460	217	1,512	1,460	217	1,460	1,460	1,512	1,565
Tax-Free Short-Intermediate	962	1,381	962	170	996	962	170	962	962	996	1,031
Tax-Free Ultra Short-Term Bond	0	0	0	0	0	0	0	0	0	0	0

Fund	Aggregate Compensation From Fund
	Brody	Deering	Dick	Duncan*	Gerrard	Horn	McBride*	Rodgers**	Rouse	Schreiber	Tercek
Total Equity Market Index	382	549	382	78	396	382	78	382	382	396	410
U.S. Bond Enhanced Index	331	476	331	49	343	331	49	331	331	343	355
U.S. Large-Cap Core	30	42	30	6	31	30	6	30	30	31	32
U.S. Treasury Intermediate	227	326	227	33	235	227	33	227	227	235	243
U.S. Treasury Long-Term	205	294	205	29	212	205	29	205	205	212	220
U.S. Treasury Money	961	1,381	961	181	996	961	181	961	961	996	1,031
Ultra Short-Term Bond	102	147	102	27	106	102	27	102	102	106	109
Value	7,604	10,919	7,604	1,487	7,877	7,604	1,487	7,604	7,604	7,877	8,151
Virginia Tax-Free Bond	478	686	478	78	495	478	78	478	478	495	512

* For the period November 1, 2013, through December 31, 2013.

** Retired on December 31, 2013.

(a) Estimated for the period April 30, 2014, through December 31, 2014.

(b) For the period May 29, 2013, through December 31, 2013.

(c) For the period October 25, 2013, through December 31, 2013.

(d) For the period June 4, 2013, through December 31, 2013.

(e) For the period January 15, 2013, through December 31, 2013.

(f) For the period August 21, 2013, through December 31, 2013.

Directors’ Holdings in the Price Funds

The following tables set forth the Price Fund holdings of the current independent and inside directors, as of December 31, 2013, unless otherwise indicated.

Aggregate Holdings, All Funds	Independent Directors
	Brody	Deering	Dick	Duncan*	Gerrard	Horn	McBride*	Rouse	Schreiber	Tercek
	over $100,000	over $100,000	over $100,000	None	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	None
Africa & Middle East	None	None	None	None	None	None	None	None	None	None
Balanced	None	None	over $100,000	None	None	None	None	None	None	None
Blue Chip Growth	None	None	$50,001-$100,000	None	None	None	None	None	over $100,000	None
Blue Chip Growth Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Blue Chip Growth Fund–R Class	None	None	None	None	None	None	None	None	None	None
California Tax-Free Bond	None	None	None	None	None	None	None	None	None	None
California Tax-Free Money	None	None	None	None	None	None	None	None	None	None
Capital Appreciation	None	None	over $100,000	None	$10,001-$50,000	None	over $100,000	None	None	None
Capital Appreciation Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Capital Opportunity	None	None	None	None	None	None	None	None	None	None
Capital Opportunity Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Capital Opportunity Fund–R Class	None	None	None	None	None	None	None	None	None	None

Aggregate Holdings, All Funds	Independent Directors
	Brody	Deering	Dick	Duncan*	Gerrard	Horn	McBride*	Rouse	Schreiber	Tercek
	over $100,000	over $100,000	over $100,000	None	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	None
Corporate Income	None	None	None	None	None	None	None	None	None	None
Diversified Mid-Cap Growth	None	None	None	None	None	None	None	None	None	None
Diversified Small-Cap Growth	None	None	None	None	None	None	None	None	None	None
Dividend Growth	None	None	over $100,000	None	None	None	None	None	None	None
Dividend Growth Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Emerging Europe	None	None	None	None	None	None	None	None	None	None
Emerging Markets Bond	None	None	None	None	None	None	None	None	None	None
Emerging Markets Corporate Bond	None	None	None	None	None	None	None	None	None	None
Emerging Markets Corporate Bond–Advisor Class	None	None	None	None	None	None	None	None	None	None
Emerging Markets Corporate Multi-Sector Account Portfolio	None	None	None	None	None	None	None	None	None	None
Emerging Markets Local Currency Bond	None	None	None	None	None	None	None	None	None	None
Emerging Markets Local Currency Bond Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Emerging Markets Local Multi-Sector Account Portfolio	None	None	None	None	None	None	None	None	None	None
Emerging Markets Stock	None	None	None	None	None	None	None	None	None	None
Equity Income	None	over $100,000	over $100,000	None	None	None	None	None	None	None
Equity Income Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Equity Income Fund–R Class	None	None	None	None	None	None	None	None	None	None
Equity Index 500	None	None	None	None	None	None	None	None	None	None
European Stock	None	None	None	None	$10,001-$50,000	None	None	None	None	None
Extended Equity Market Index	None	None	None	None	None	None	None	None	None	None
Financial Services	None	None	None	None	$10,001-$50,000	None	None	None	None	None
Floating Rate	None	None	None	None	None	None	None	None	None	None
Floating Rate Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Floating Rate Multi-Sector Account Portfolio	None	None	None	None	None	None	None	None	None	None
Georgia Tax-Free Bond	None	None	None	None	None	None	None	None	None	None
Global Allocation	None	None	None	None	None	None	None	None	None	None
Global Allocation–Advisor Class	None	None	None	None	None	None	None	None	None	None

Aggregate Holdings, All Funds	Independent Directors
	Brody	Deering	Dick	Duncan*	Gerrard	Horn	McBride*	Rouse	Schreiber	Tercek
	over $100,000	over $100,000	over $100,000	None	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	None
Global Growth Stock	None	None	None	None	None	None	None	None	None	None
Global Growth Stock Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Global Industrials	None	None	None	None	$1-$10,000	None	None	None	None	None
Global Infrastructure	None	None	None	None	None	None	None	None	None	None
Global Infrastructure Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Global Real Estate	None	None	None	None	$10,001-$50,000	None	None	None	None	None
Global Real Estate Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Global Stock	None	None	None	None	None	None	None	None	None	None
Global Stock Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Global Technology	None	over $100,000	None	None	$10,001-$50,000	None	None	None	None	None
GNMA	None	None	None	None	None	None	None	None	over $100,000	None
TRP Government Reserve Investment	None	None	None	None	None	None	None	None	None	None
Growth & Income	None	None	$10,001-$50,000	None	None	None	None	None	over $100,000	None
Growth Stock	None	None	over $100,000	None	None	None	None	None	None	None
Growth Stock Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Growth Stock Fund–R Class	None	None	None	None	None	None	None	None	None	None
Health Sciences	None	None	over $100,000	None	$10,001-$50,000	None	over $100,000	None	None	None
High Yield	None	None	over $100,000	None	None	None	None	None	over $100,000	None
High Yield Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
High Yield Multi-Sector Account Portfolio	None	None	None	None	None	None	None	None	None	None
Inflation Focused Bond	None	None	None	None	None	None	None	None	None	None
Inflation Protected Bond	None	None	over $100,000	None	None	None	None	None	None	None
Institutional Africa & Middle East	None	None	None	None	None	None	None	None	None	None
Institutional Concentrated International Equity	None	None	None	None	None	None	None	None	None	None
Institutional Core Plus	None	None	None	None	None	None	None	None	None	None
Institutional Core Plus Fund-F Class	None	None	None	None	None	None	None	None	None	None
Institutional Emerging Markets Bond	None	None	None	None	None	None	None	None	None	None

Aggregate Holdings, All Funds	Independent Directors
	Brody	Deering	Dick	Duncan*	Gerrard	Horn	McBride*	Rouse	Schreiber	Tercek
	over $100,000	over $100,000	over $100,000	None	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	None
Institutional Emerging Markets Equity	None	None	None	None	None	None	None	None	None	None
Institutional Floating Rate	None	over $100,000	None	None	None	None	None	None	None	None
Institutional Floating Rate Fund-F Class	None	None	None	None	None	None	None	None	None	None
Institutional Global Focused Growth Equity	None	None	None	None	None	None	None	None	None	None
Institutional Global Growth Equity	None	None	None	None	None	None	None	None	None	None
Institutional Global Multi-Sector Bond	None	None	None	None	None	None	None	None	None	None
Institutional Global Value Equity	None	None	None	None	None	None	None	None	None	None
Institutional High Yield	None	None	None	None	None	None	None	None	None	None
Institutional International Bond	None	None	None	None	None	None	None	None	None	None
Institutional International Core Equity	None	None	None	None	None	None	None	None	None	None
Institutional International Growth Equity	None	None	None	None	None	None	None	None	None	None
Institutional Large-Cap Core Growth	None	None	None	None	None	None	None	None	None	None
Institutional Large-Cap Growth	None	None	None	None	None	None	None	None	None	None
Institutional Large-Cap Value	None	None	None	None	None	None	None	None	None	None
Institutional Long Duration Credit	None	None	None	None	None	None	None	None	None	None
Institutional Mid-Cap Equity Growth	None	None	None	None	None	None	None	None	None	None
Institutional Small-Cap Stock	None	None	None	None	None	None	None	None	None	None
Institutional U.S. Structured Research	None	None	None	None	None	None	None	None	None	None
International Bond	None	None	None	None	None	None	None	None	None	None
International Bond Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
International Discovery	None	None	None	None	None	None	None	None	None	None
International Equity Index	None	None	None	None	None	None	None	None	None	None
International Growth & Income	None	None	None	None	None	None	None	None	None	None
International Growth & Income Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
International Growth & Income Fund–R Class	None	None	None	None	None	None	None	None	None	None
International Stock	None	None	None	None	None	None	None	None	None	None

Aggregate Holdings, All Funds	Independent Directors
	Brody	Deering	Dick	Duncan*	Gerrard	Horn	McBride*	Rouse	Schreiber	Tercek
	over $100,000	over $100,000	over $100,000	None	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	None
International Stock Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
International Stock Fund–R Class	None	None	None	None	None	None	None	None	None	None
Investment Grade Multi-Sector Account Portfolio	None	None	None	None	None	None	None	None	None	None
Japan	None	None	None	None	$10,001-$50,000	None	None	None	over $100,000	None
Latin America	None	None	None	None	None	None	None	None	over $100,000	None
Maryland Short-Term Tax-Free Bond	None	None	None	None	None	None	None	None	None	None
Maryland Tax-Free Bond	None	None	None	None	None	None	None	None	None	None
Maryland Tax-Free Money	None	None	None	None	None	None	None	None	None	None
Media & Telecommunications	None	None	None	None	$50,001-$100,000	None	None	None	None	None
Mid-Cap Growth	None	None	None	None	over $100,000	None	None	None	None	None
Mid-Cap Growth Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Mid-Cap Growth Fund–R Class	None	None	None	None	None	None	None	None	None	None
Mid-Cap Value	None	None	None	None	None	None	None	None	None	None
Mid-Cap Value Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Mid-Cap Value Fund–R Class	None	None	None	None	None	None	None	None	None	None
Mortgage-Backed Securities Multi-Sector Account Portfolio	None	None	None	None	None	None	None	None	None	None
New America Growth	None	None	None	None	None	None	over $100,000	None	None	None
New America Growth Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
New Asia	None	None	None	None	None	None	None	None	None	None
New Era	None	None	None	None	None	None	None	None	None	None
New Horizons	over $100,000	None	None	None	$50,001-$100,000	None	None	None	None	None
New Income	None	None	None	None	None	None	None	None	over $100,000	None
New Income Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
New Income Fund–R Class	None	None	None	None	None	None	None	None	None	None
New Jersey Tax-Free Bond	None	None	None	None	None	None	None	None	None	None
New York Tax-Free Bond	None	None	None	None	None	None	None	None	None	None
New York Tax-Free Money	None	None	None	None	None	None	None	None	None	None
Overseas Stock	None	None	None	None	None	None	None	None	None	None
Personal Strategy Balanced	None	None	None	None	None	None	None	$50,001-$100,000	None	None

Aggregate Holdings, All Funds	Independent Directors
	Brody	Deering	Dick	Duncan*	Gerrard	Horn	McBride*	Rouse	Schreiber	Tercek
	over $100,000	over $100,000	over $100,000	None	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	None
Personal Strategy Growth	None	None	None	None	None	None	None	None	None	None
Personal Strategy Income	None	over $100,000	None	None	None	None	None	None	None	None
Prime Reserve	None	None	None	None	$50,001-$100,000	None	None	None	None	None
Real Assets	None	None	None	None	None	None	None	None	None	None
Real Estate	None	None	None	None	None	None	over $100,000	None	None	None
Real Estate Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
TRP Reserve Investment	None	None	None	None	None	None	None	None	None	None
Retirement 2005	None	None	None	None	None	None	None	None	None	None
Retirement 2005 Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Retirement 2005 Fund–R Class	None	None	None	None	None	None	None	None	None	None
Retirement 2010	None	None	None	None	None	None	None	None	None	None
Retirement 2010 Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Retirement 2010 Fund–R Class	None	None	None	None	None	None	None	None	None	None
Retirement 2015	over $100,000	None	None	None	None	over $100,000	None	None	None	None
Retirement 2015 Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Retirement 2015 Fund–R Class	None	None	None	None	None	None	None	None	None	None
Retirement 2020	None	None	None	None	$50,001-$100,000	over $100,000	None	None	None	None
Retirement 2020 Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Retirement 2020 Fund–R Class	None	None	None	None	None	None	None	None	None	None
Retirement 2025	None	None	None	None	None	None	None	None	None	None
Retirement 2025 Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Retirement 2025 Fund–R Class	None	None	None	None	None	None	None	None	None	None
Retirement 2030	None	None	None	None	None	None	None	$10,001-$50,000	None	None
Retirement 2030 Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Retirement 2030 Fund–R Class	None	None	None	None	None	None	None	None	None	None
Retirement 2035	None	None	None	None	None	None	None	None	None	None
Retirement 2035 Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Retirement 2035 Fund–R Class	None	None	None	None	None	None	None	None	None	None
Retirement 2040	None	None	None	None	None	None	None	None	None	None
Retirement 2040 Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Retirement 2040 Fund–R Class	None	None	None	None	None	None	None	None	None	None
Retirement 2045	None	None	None	None	None	None	None	None	None	None

Aggregate Holdings, All Funds	Independent Directors
	Brody	Deering	Dick	Duncan*	Gerrard	Horn	McBride*	Rouse	Schreiber	Tercek
	over $100,000	over $100,000	over $100,000	None	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	None
Retirement 2045 Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Retirement 2045 Fund–R Class	None	None	None	None	None	None	None	None	None	None
Retirement 2050	None	None	None	None	None	None	None	None	None	None
Retirement 2050 Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Retirement 2050 Fund–R Class	None	None	None	None	None	None	None	None	None	None
Retirement 2055	None	None	None	None	None	None	None	None	None	None
Retirement 2055 Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Retirement 2055 Fund–R Class	None	None	None	None	None	None	None	None	None	None
Retirement Income	None	None	None	None	None	None	None	None	None	None
Retirement Income Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Retirement Income Fund–R Class	None	None	None	None	None	None	None	None	None	None
Science & Technology	None	None	$10,001-$50,000	None	$1-$10,000	None	None	None	None	None
Science & Technology Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Short-Term Bond	None	None	over $100,000	None	None	None	None	None	over $100,000	None
Short-Term Bond Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Short-Term Government Reserve	None	None	None	None	None	None	None	None	None	None
Short-Term Reserve	None	None	None	None	None	None	None	None	None	None
Small-Cap Stock	None	None	None	None	$10,001-$50,000	None	None	None	None	None
Small-Cap Stock Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Small-Cap Value	None	None	None	None	$10,001-$50,000	None	None	None	None	None
Small-Cap Value Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Spectrum Growth	None	None	None	None	None	None	None	None	None	None
Spectrum Income	None	None	None	None	None	None	None	None	None	None
Spectrum International	None	None	None	None	None	None	None	None	None	None
Strategic Income	None	None	None	None	None	None	None	None	None	None
Strategic Income Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Summit Cash Reserves	None	None	over $100,000	None	None	$10,001-$50,000	None	None	$1-$10,000	over $100,000
Summit GNMA	None	None	None	None	None	None	None	None	None	None
Summit Municipal Income	None	None	None	None	None	None	None	None	over $100,000	None
Summit Municipal Income–Advisor Class	None	None	None	None	None	None	None	None	None	None
Summit Municipal Intermediate	None	None	None	None	None	None	None	None	over $100,000	None

Aggregate Holdings, All Funds	Independent Directors
	Brody	Deering	Dick	Duncan*	Gerrard	Horn	McBride*	Rouse	Schreiber	Tercek
	over $100,000	over $100,000	over $100,000	None	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	None
Summit Municipal Intermediate –Advisor Class	None	None	None	None	None	None	None	None	None	None
Summit Municipal Money Market	None	None	None	None	None	None	None	None	$50,001-$100,000	None
Target Retirement 2005	None	None	None	None	None	None	None	None	None	None
Target Retirement 2005 Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Target Retirement 2010	None	None	None	None	None	None	None	None	None	None
Target Retirement 2010 Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Target Retirement 2015	None	None	None	None	None	None	None	None	None	None
Target Retirement 2015 Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Target Retirement 2020	None	None	None	None	None	None	None	None	None	None
Target Retirement 2020 Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Target Retirement 2025	None	None	None	None	None	None	None	None	None	None
Target Retirement 2025 Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Target Retirement 2030	None	None	None	None	None	None	None	None	None	None
Target Retirement 2030 Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Target Retirement 2035	None	None	None	None	None	None	None	None	None	None
Target Retirement 2035 Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Target Retirement 2040	None	None	None	None	None	None	None	None	None	None
Target Retirement 2040 Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Target Retirement 2045	None	None	None	None	None	None	None	None	None	None
Target Retirement 2045 Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Target Retirement 2050	None	None	None	None	None	None	None	None	None	None
Target Retirement 2050 Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Target Retirement 2055	None	None	None	None	None	None	None	None	None	None

Aggregate Holdings, All Funds	Independent Directors
	Brody	Deering	Dick	Duncan*	Gerrard	Horn	McBride*	Rouse	Schreiber	Tercek
	over $100,000	over $100,000	over $100,000	None	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	None
Target Retirement 2055 Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Tax-Efficient Equity	None	None	None	None	None	None	None	None	None	None
Tax-Exempt Money	None	None	None	None	None	None	None	None	None	None
Tax-Free High Yield	None	None	None	None	None	None	None	None	over $100,000	None
Tax-Free High Yield–Advisor Class	None	None	None	None	None	None	None	None	None	None
Tax-Free Income	None	None	None	None	None	None	None	None	None	None
Tax-Free Income Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Tax-Free Short-Intermediate	None	None	None	None	None	None	None	None	None	None
Tax-Free Short-Intermediate –Advisor Class	None	None	None	None	None	None	None	None	None	None
Tax-Free Ultra Short-Term Bond	None	None	None	None	None	None	None	None	None	None
Total Equity Market Index	None	None	None	None	None	None	None	None	None	None
U.S. Bond Enhanced Index	None	None	None	None	None	None	None	None	None	None
U.S. Large-Cap Core	None	None	None	None	None	None	None	None	None	None
U.S. Large-Cap Core Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
U.S. Treasury Intermediate	None	None	$1-$10,000	None	None	None	None	None	over $100,000	None
U.S. Treasury Long-Term	None	None	None	None	None	None	None	None	over $100,000	None
U.S. Treasury Money	None	None	None	None	None	None	None	None	$1-$10,000	None
Ultra Short-Term Bond	None	None	None	None	None	None	None	None	None	None
Value	None	None	None	None	None	None	None	None	over $100,000	None
Value Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Virginia Tax-Free Bond	None	None	None	None	None	None	None	None	None	None

*Elected on October 22, 2013.

Aggregate Holdings, All Funds	Inside Directors
	Bernard	Gitlin	Rogers
	over $100,000	over $100,000	over $100,000
Africa & Middle East	None	None	None
Balanced	None	None	None
Blue Chip Growth	None	None	None
Blue Chip Growth Fund–Advisor Class	None	None	None
Blue Chip Growth Fund–R Class	None	None	None
California Tax-Free Bond	None	None	None
California Tax-Free Money	None	None	None
Capital Appreciation	over $100,000	over $100,000	None

Aggregate Holdings, All Funds	Inside Directors
	Bernard	Gitlin	Rogers
	over $100,000	over $100,000	over $100,000
Capital Appreciation Fund–Advisor Class	None	None	None
Capital Opportunity	None	None	None
Capital Opportunity Fund–Advisor Class	None	None	None
Capital Opportunity Fund–R Class	None	None	None
Corporate Income	None	None	over $100,000
Diversified Mid-Cap Growth	None	None	None
Diversified Small-Cap Growth	None	None	None
Dividend Growth	None	$50,001-$100,000	None
Dividend Growth Fund–Advisor Class	None	None	None
Emerging Europe	None	None	None
Emerging Markets Bond	None	None	None
Emerging Markets Corporate Bond	None	None	None
Emerging Markets Corporate Bond–Advisor Class	None	None	None
Emerging Markets Corporate Multi-Sector Account Portfolio	None	None	None
Emerging Markets Local Currency Bond	None	over $100,000	None
Emerging Markets Local Currency Bond Fund–Advisor Class	None	None	None
Emerging Markets Local Multi-Sector Account Portfolio	None	None	None
Emerging Markets Stock	over $100,000	None	None
Equity Income	$50,001-$100,000	None	over $100,000
Equity Income Fund–Advisor Class	None	None	None
Equity Income Fund–R Class	None	None	None
Equity Index 500	None	None	None
European Stock	None	None	None
Extended Equity Market Index	None	None	None
Financial Services	None	None	None
Floating Rate	None	over $100,000	None
Floating Rate Fund–Advisor Class	None	None	None
Floating Rate Multi-Sector Account Portfolio	None	None	None
Georgia Tax-Free Bond	None	None	None
Global Allocation	None	over $100,000	None
Global Allocation Fund–Advisor Class	None	None	None
Global Growth Stock	None	None	None
Global Growth Stock Fund–Advisor Class	None	None	None
Global Industrials	None	None	None
Global Infrastructure	None	None	None
Global Infrastructure Fund-Advisor Class	None	None	None
Global Real Estate	None	None	None
Global Real Estate Fund–Advisor Class	None	None	None
Global Stock	over $100,000	None	over $100,000
Global Stock Fund–Advisor Class	None	None	None

Aggregate Holdings, All Funds	Inside Directors
	Bernard	Gitlin	Rogers
	over $100,000	over $100,000	over $100,000
Global Technology	None	None	None
GNMA	None	None	None
TRP Government Reserve Investment	None	None	None
Growth & Income	None	None	None
Growth Stock	over $100,000	None	None
Growth Stock Fund–Advisor Class	None	None	None
Growth Stock Fund–R Class	None	None	None
Health Sciences	None	None	None
High Yield	$10,001-$50,000	None	None
High Yield Fund–Advisor Class	None	None	None
High Yield Multi-Sector Account Portfolio	None	None	None
Inflation Focused Bond	None	None	None
Inflation Protected Bond	None	None	None
Institutional Africa & Middle East	None	None	None
Institutional Concentrated International Equity	None	None	None
Institutional Core Plus	None	None	None
Institutional Core Plus Fund-F Class	None	None	None
Institutional Emerging Markets Bond	None	None	None
Institutional Emerging Markets Equity	None	None	None
Institutional Floating Rate	None	None	None
Institutional Floating Rate Fund-F Class	None	None	None
Institutional Global Focused Growth Equity	None	None	None
Institutional Global Growth Equity	None	None	None
Institutional Global Multi-Sector Bond	None	None	None
Institutional Global Value Equity	None	None	None
Institutional High Yield	None	None	None
Institutional International Bond	None	None	None
Institutional International Core Equity	None	None	None
Institutional International Growth Equity	None	None	None
Institutional Large-Cap Core Growth	None	None	None
Institutional Large-Cap Growth	None	None	None
Institutional Large-Cap Value	None	None	None
Institutional Long Duration Credit	None	None	None
Institutional Mid-Cap Equity Growth	None	None	None
Institutional Small-Cap Stock	None	None	None
Institutional U.S. Structured Research	None	None	None
International Bond	None	None	None
International Bond Fund–Advisor Class	None	None	None
International Discovery	$10,001-$50,000	None	None
International Equity Index	None	None	None

Aggregate Holdings, All Funds	Inside Directors
	Bernard	Gitlin	Rogers
	over $100,000	over $100,000	over $100,000
International Growth & Income	None	None	None
International Growth & Income Fund–Advisor Class	None	None	None
International Growth & Income Fund–R Class	None	None	None
International Stock	$10,001-$50,000	over $100,000	None
International Stock Fund–Advisor Class	None	None	None
International Stock Fund–R Class	None	None	None
Investment Grade Multi-Sector Account Portfolio	None	None	None
Japan	None	None	over $100,000
Latin America	None	None	None
Maryland Short-Term Tax-Free Bond	None	None	None
Maryland Tax-Free Bond	None	None	None
Maryland Tax-Free Money	None	None	None
Media & Telecommunications	None	None	over $100,000
Mid-Cap Growth	over $100,000	None	None
Mid-Cap Growth Fund–Advisor Class	None	None	None
Mid-Cap Growth Fund–R Class	None	None	None
Mid-Cap Value	None	None	None
Mid-Cap Value Fund–Advisor Class	None	None	None
Mid-Cap Value Fund–R Class	None	None	None
Mortgage-Backed Securities Multi-Sector Account Portfolio	None	None	None
New America Growth	None	None	over $100,000
New America Growth Fund–Advisor Class	None	None	None
New Asia	over $100,000	None	None
New Era	None	None	None
New Horizons	$10,001-$50,000	None	None
New Income	None	None	$50,001-$100,000
New Income Fund–Advisor Class	None	None	None
New Income Fund–R Class	None	None	None
New Jersey Tax-Free Bond	None	None	None
New York Tax-Free Bond	None	None	None
New York Tax-Free Money	None	None	None
Overseas Stock	None	None	None
Personal Strategy Balanced	None	None	None
Personal Strategy Growth	None	None	None
Personal Strategy Income	None	None	None
Prime Reserve	over $100,000	None	over $100,000
Real Assets	None	None	None
Real Estate	None	None	None
Real Estate Fund–Advisor Class	None	None	None
TRP Reserve Investment	None	None	None
Retirement 2005	None	None	None
Retirement 2005 Fund–Advisor Class	None	None	None
Retirement 2005 Fund–R Class	None	None	None
Retirement 2010	None	None	None

Aggregate Holdings, All Funds	Inside Directors
	Bernard	Gitlin	Rogers
	over $100,000	over $100,000	over $100,000
Retirement 2010 Fund–Advisor Class	None	None	None
Retirement 2010 Fund–R Class	None	None	None
Retirement 2015	None	over $100,000	None
Retirement 2015 Fund–Advisor Class	None	None	None
Retirement 2015 Fund–R Class	None	None	None
Retirement 2020	None	None	None
Retirement 2020 Fund–Advisor Class	None	None	None
Retirement 2020 Fund–R Class	None	None	None
Retirement 2025	None	None	None
Retirement 2025 Fund–Advisor Class	None	None	None
Retirement 2025 Fund–R Class	None	None	None
Retirement 2030	None	over $100,000	None
Retirement 2030 Fund–Advisor Class	None	None	None
Retirement 2030 Fund–R Class	None	None	None
Retirement 2035	None	$50,001-$100,000	None
Retirement 2035 Fund–Advisor Class	None	None	None
Retirement 2035 Fund–R Class	None	None	None
Retirement 2040	None	None	None
Retirement 2040 Fund–Advisor Class	None	None	None
Retirement 2040 Fund–R Class	None	None	None
Retirement 2045	None	None	None
Retirement 2045 Fund–Advisor Class	None	None	None
Retirement 2045 Fund–R Class	None	None	None
Retirement 2050	None	None	None
Retirement 2050 Fund–Advisor Class	None	None	None
Retirement 2050 Fund–R Class	None	None	None
Retirement 2055	over $100,000	None	None
Retirement 2055 Fund–Advisor Class	None	None	None
Retirement 2055 Fund–R Class	None	None	None
Retirement Income	None	None	None
Retirement Income Fund–Advisor Class	None	None	None
Retirement Income Fund–R Class	None	None	None
Science & Technology	over $100,000	None	$50,001-$100,000
Science & Technology Fund–Advisor Class	None	None	None
Short-Term Bond	None	over $100,000	None
Short-Term Bond Fund–Advisor Class	None	None	None
Short-Term Government Reserve	None	None	None
Short-Term Reserve	None	None	None
Small-Cap Stock	$10,001-$50,000	None	None
Small-Cap Stock Fund–Advisor Class	None	None	None
Small-Cap Value	$10,001-$50,000	None	None

Aggregate Holdings, All Funds	Inside Directors
	Bernard	Gitlin	Rogers
	over $100,000	over $100,000	over $100,000
Small-Cap Value Fund–Advisor Class	None	None	None
Spectrum Growth	over $100,000	None	None
Spectrum Income	$10,001-$50,000	None	over $100,000
Spectrum International	$10,001-$50,000	None	None
Strategic Income	None	None	None
Strategic Income Fund–Advisor Class	None	None	None
Summit Cash Reserves	over $100,000	over $100,000	over $100,000
Summit GNMA	None	None	None
Summit Municipal Income	None	None	None
Summit Municipal Income–Advisor Class	None	None	None
Summit Municipal Intermediate	None	None	None
Summit Municipal Intermediate –Advisor Class	None	None	None
Summit Municipal Money Market	over $100,000	over $100,000	None
Target Retirement 2005	None	None	None
Target Retirement 2005 Fund–Advisor Class	None	None	None
Target Retirement 2010	None	None	None
Target Retirement 2010 Fund–Advisor Class	None	None	None
Target Retirement 2015	None	None	None
Target Retirement 2015 Fund–Advisor Class	None	None	None
Target Retirement 2020	None	None	None
Target Retirement 2020 Fund–Advisor Class	None	None	None
Target Retirement 2025	None	None	None
Target Retirement 2025 Fund–Advisor Class	None	None	None
Target Retirement 2030	None	None	None
Target Retirement 2030 Fund–Advisor Class	None	None	None
Target Retirement 2035	None	None	None
Target Retirement 2035 Fund–Advisor Class	None	None	None
Target Retirement 2040	None	None	None
Target Retirement 2040 Fund–Advisor Class	None	None	None
Target Retirement 2045	None	None	None
Target Retirement 2045 Fund–Advisor Class	None	None	None
Target Retirement 2050	None	None	None
Target Retirement 2050 Fund–Advisor Class	None	None	None
Target Retirement 2055	None	None	None
Target Retirement 2055 Fund–Advisor Class	None	None	None
Tax-Efficient Equity	None	None	None
Tax-Exempt Money	None	None	None
Tax-Free High Yield	None	None	None
Tax-Free High Yield–Advisor Class	None	None	None
Tax-Free Income	None	None	None

Aggregate Holdings, All Funds	Inside Directors
	Bernard	Gitlin	Rogers
	over $100,000	over $100,000	over $100,000
Tax-Free Income Fund–Advisor Class	None	None	None
Tax-Free Short-Intermediate	None	None	None
Tax-Free Short-Intermediate–Advisor Class	None	None	None
Tax-Free Ultra Short-Term Bond	None	None	None
Total Equity Market Index	None	None	None
U.S. Bond Enhanced Index	None	None	None
U.S. Large-Cap Core	None	None	None
U.S. Large-Cap Core–Advisor Class	None	None	None
U.S. Treasury Intermediate	None	None	None
U.S. Treasury Long-Term	None	None	None
U.S. Treasury Money	None	over $100,000	None
Ultra Short-Term Bond	None	over $100,000	None
Value	None	over $100,000	$50,001-$100,000
Value Fund–Advisor Class	None	None	None
Virginia Tax-Free Bond	None	None	None

Portfolio Managers’ Holdings in the Price Funds

The following tables set forth the Price Fund holdings of each fund’s portfolio manager, who serves as chairman of the fund’s Investment Advisory Committee and has day-to-day responsibility for managing the fund and executing the fund’s investment program. One column shows the dollar range of shares beneficially owned in the fund for which he or she serves as portfolio manager, as of the end of that fund’s fiscal year-end, and the other column shows the dollar range of shares beneficially owned in all funds within the T. Rowe Price family of funds, as of December 31 of the prior year. Shares of the Price Funds are frequently held by T. Rowe Price employees, including portfolio managers, through participation in the T. Rowe Price 401(k) plan. However, in March 2012, the T. Rowe Price 401(k) plan replaced certain Price Funds with similarly managed T. Rowe Price common trust funds, which operate much like mutual funds but are exempt from registration under the federal securities laws. As a result, the range of fund holdings shown in the tables may have decreased for those portfolio managers who manage a Price Fund that is no longer offered as part of the T. Rowe Price 401(k) plan even though the portfolio manager may now invest in the T. Rowe Price common trust fund within the same investment strategy.

Fund	Portfolio Manager	Range of Fund Holdings as of Fund’s Fiscal Year[a]	All Funds Range as of 12/31/13
Africa & Middle East	Oliver D.M. Bell	None	None
Balanced	Charles M. Shriver	$100,001–$500,000	over $1,000,000
Blue Chip Growth (b)	Larry J. Puglia	over $1,000,000	over $1,000,000
Capital Appreciation (b)	David R. Giroux	$10,001–$50,000	$500,001–$1,000,000
Capital Opportunity	Anna M. Dopkin	over $1,000,000	over $1,000,000
Corporate Income	David A. Tiberii	$100,001–$500,000	over $1,000,000
Credit Opportunities	Paul A. Karpers	(c)	over $1,000,000
Diversified Mid-Cap Growth	Donald J. Easley Donald J. Peters	$500,001–$1,000,000 over $1,000,000	over $1,000,000 over $1,000,000
Diversified Small-Cap Growth	Sudhir Nanda	$100,001–$500,000	$500,001–$1,000,000
Dividend Growth	Thomas J. Huber	$500,001–$1,000,000	over $1,000,000
Emerging Europe	Ulle Adamson (d) Leigh Innes (d)	None None	None $50,001–$100,000

Fund	Portfolio Manager	Range of Fund Holdings as of Fund’s Fiscal Year[a]	All Funds Range as of 12/31/13
Emerging Markets Bond	Michael J. Conelius	$100,001–$500,000	over $1,000,000
Emerging Markets Corporate Bond	Michael J. Conelius	$100,001–$500,000	over $1,000,000
Emerging Markets Local Currency Bond	Andrew Keirle	$10,001–$50,000	$10,001–$50,000
Emerging Markets Stock	Gonzalo Pangaro	over $1,000,000	over $1,000,000
Equity Income (b)	Brian C. Rogers	over $1,000,000	over $1,000,000
Equity Index 500 (b)	E. Frederick Bair	$10,001–$50,000	$100,001–$500,000
European Stock	Dean Tenerelli	None	None
Extended Equity Market Index	E. Frederick Bair Ken D. Uematsu	$10,001–$50,000 $50,001–$100,000	$100,001–$500,000 $500,001–$1,000,000
Financial Services	Eric L. Veiel	$100,001–$500,000	$500,001–$1,000,000
Floating Rate	Paul M. Massaro	$50,001–$100,000	$500,001–$1,000,000
Global Allocation	Charles M. Shriver	$100,001–$500,000	over $1,000,000
Global Industrials	Peter J. Bates	None	$100,001–$500,000
Global Growth Stock	R. Scott Berg	over $1,000,000	over $1,000,000
Global Infrastructure	Kes Visuvalingam	(e)	$100,001–$500,000
Global Real Estate	David M. Lee	$100,001–$500,000	over $1,000,000
Global Stock	David J. Eiswert	over $1,000,000	over $1,000,000
Global Technology	Joshua K. Spencer	over $1,000,000	over $1,000,000
GNMA	Andrew C. McCormick	$100,001–$500,000	over $1,000,000
Growth & Income	Thomas J. Huber	$100,001–$500,000	over $1,000,000
Growth Stock (b)	Joseph B. Fath	$10,001–$50,000	over $1,000,000
Health Sciences	Taymour R. Tamaddon	$100,001–$500,000	$100,001–$500,000
High Yield (b)	Mark J. Vaselkiv	None	$500,001–$1,000,000
Inflation Protected Bond	Daniel O. Shackelford	$50,001–$100,000	over $1,000,000
International Bond	Arif Husain Christopher J. Rothery	None $10,001–$50,000	None $100,001–$500,000
International Discovery	Justin Thomson	$100,001–$500,000	over $1,000,000
International Equity Index	E. Frederick Bair Neil Smith	$10,001–$50,000 None	$100,001–$500,000 None
International Growth & Income	Jonathan H.W. Matthews	$10,001–$50,000	$10,001–$50,000
International Stock (b)	Robert W. Smith	over $1,000,000	over $1,000,000
Japan	Archibald Ciganer	(f)	None
Latin America	Verena E. Wachnitz	(g)	(g)
Maryland Short-Term Tax-Free Bond	Charles B. Hill	$10,001–$50,000	over $1,000,000
Maryland Tax-Free Bond	Hugh D. McGuirk	$500,001–$1,000,000	over $1,000,000
Maryland Tax-Free Money	Joseph K. Lynagh	$1–$10,000	over $1,000,000
Media & Telecommunications	Paul D. Greene II	$100,001–$500,000	$100,001–$500,000
Mid-Cap Growth (b)	Brian W.H. Berghuis	over $1,000,000	over $1,000,000
Mid-Cap Value (b)	David J. Wallack	None	over $1,000,000
New America Growth	Daniel Martino	$500,001–$1,000,000	over $1,000,000
New Asia	Anh Lu Ernest Yeung (h)	None None	over $1,000,000 $100,001–$500,000
New Era	Shawn T. Driscoll	$100,001–$500,000	$500,001–$1,000,000
New Horizons (b)	Henry M. Ellenbogen	$100,001–$500,000	over $1,000,000
New Income	Daniel O. Shackelford	$100,001–$500,000	over $1,000,000
Overseas Stock	Raymond A. Mills	over $1,000,000	over $1,000,000
Personal Strategy Balanced	Charles M. Shriver	$1-$10,000	over $1,000,000
Personal Strategy Growth	Charles M. Shriver	$100,001–$500,000	over $1,000,000
Personal Strategy Income	Charles M. Shriver	None	over $1,000,000

Fund	Portfolio Manager	Range of Fund Holdings as of Fund’s Fiscal Year[a]	All Funds Range as of 12/31/13
Prime Reserve	Joseph K. Lynagh	$50,001–$100,000	over $1,000,000
Real Assets	Wyatt A. Lee	$10,001–$50,000	over $1,000,000
Real Estate	David M. Lee	$100,001–$500,000	over $1,000,000
Science & Technology	Kennard W. Allen	over $1,000,000	over $1,000,000
Short-Term Bond	Edward A. Wiese	$500,001–$1,000,000	over $1,000,000
Small-Cap Stock (b)	Gregory A. McCrickard	$500,001–$1,000,000	over $1,000,000
Small-Cap Value (b)	Preston G. Athey (i)	over $1,000,000	over $1,000,000
Spectrum Growth	Charles M. Shriver	$100,001-$500,000	over $1,000,000
Spectrum Income	Charles M. Shriver	$100,001-$500,000	over $1,000,000
Spectrum International	Charles M. Shriver	$100,001-$500,000	over $1,000,000
Strategic Income	Steven C. Huber	$100,001–$500,000	$100,001–$500,000
Summit Cash Reserves	Joseph K. Lynagh	$1-$10,000	over $1,000,000
Summit GNMA	Andrew C. McCormick	$100,001-$500,000	over $1,000,000
Summit Municipal Income	Konstantine B. Mallas	$100,001-$500,000	over $1,000,000
Summit Municipal Intermediate	Charles B. Hill	$500,001–$1,000,000	over $1,000,000
Summit Municipal Money Market	Joseph K. Lynagh	None	over $1,000,000
Tax- Efficient Equity	Donald J. Peters	over $1,000,000	over $1,000,000
Tax- Exempt Money	Joseph K. Lynagh	None	over $1,000,000
Tax- Free High Yield	James M. Murphy	$100,001–$500,000	over $1,000,000
Tax- Free Income	Konstantine B. Mallas	$100,001–$500,000	over $1,000,000
Tax- Free Short-Intermediate	Charles B. Hill	$10,001–$50,000	over $1,000,000
Tax- Free Ultra Short-Term Bond	Joseph K. Lynagh	(j)	(j)
Total Equity Market Index	E. Frederick Bair Ken D. Uematsu	$50,001–$100,000 $1-$10,000	$100,001–$500,000 $500,001–$1,000,000
U.S. Bond Enhanced Index	Robert M. Larkins	$10,001–$50,000	$100,001–$500,000
U.S. Large-Cap Core	Jeffrey Rottinghaus	over $1,000,000	over $1,000,000
U.S. Treasury Intermediate	Brian J. Brennan	$10,001–$50,000	over $1,000,000
U.S. Treasury Long-Term	Brian J. Brennan	$10,001–$50,000	over $1,000,000
U.S. Treasury Money (b)	Joseph K. Lynagh	$1–$10,000	over $1,000,000
Ultra Short-Term Bond	Joseph K. Lynagh	$100,001–$500,000	over $1,000,000
Value (b)	Mark S. Finn	$500,001–$1,000,000	over $1,000,000

(a) See table beginning on page 7 for the fiscal year of the funds. The range of fund holdings as of the fund’s fiscal year is updated concurrently with each fund’s prospectus date as shown in the table beginning on page 7.

(b) The portfolio manager invests in a similarly managed T. Rowe Price common trust fund within the T. Rowe Price 401(k) plan.

(c) The fund incepted on April 29, 2014, therefore the range of fund holdings is not yet available.

(d) On November 1, 2013, Ulle Adamson became co-portfolio manager of the fund. Ms. Adamson will serve as the interim portfolio manager until on or about July 15, 2014 when Ms. Innes returns from maternity leave and resumes her role as sole portfolio manager.

(e) On November 20, 2013, Kes Visuvalingam became portfolio manager of the fund, therefore the range of fund holdings is not yet available.

(f) On December 27, 2013, Archibald Ciganer became portfolio manager of the fund, therefore the range of fund holdings is not yet available.

(g) On March 31, 2014, Verena E. Wachnitz became sole portfolio manager of the fund. The range of fund holdings is not yet available.

(h) On January 31, 2014, Ernest Yeung begun serving as the fund’s interim portfolio manager. Mr. Yeung will serve as interim portfolio manager until on or about June 2, 2014 when Ms. Lu returns from a leave of absence and resumes her role as the fund’s portfolio manager.

(i) On June 30, 2014, J. David Wagner will replace Preston G. Athey as the fund’s portfolio manager.

(j) The fund has not incepted, therefore the range of fund holdings is not yet available.

The following funds may be purchased only by institutional investors.

Fund	Portfolio Manager	Range of Fund Holdings as of Fund’s Fiscal Year[a]	All Funds Range as of 12/31/13
Institutional Africa & Middle East	Oliver D.M. Bell	None	None
Institutional Concentrated International Equity	Federico Santilli	None	None
Institutional Core Plus	Brian J. Brennan	None	over $1,000,000
Institutional Credit Opportunities	Paul A. Karpers	(b)	over $1,000,000
Institutional Emerging Markets Bond	Michael J. Conelius	None	over $1,000,000
Institutional Emerging Markets Equity	Gonzalo Pangaro	None	over $1,000,000
Institutional Floating Rate	Paul M. Massaro	$10,001–$50,000	$500,001–$1,000,000
Institutional Global Focused Growth Equity	David J. Eiswert	None	over $1,000,000
Institutional Global Growth Equity	R. Scott Berg	None	over $1,000,000
Institutional Global Multi-Sector Bond	Steven C. Huber	(c)	$100,001–$500,000
Institutional Global Value Equity	Sebastien Mallet	None	None
Institutional High Yield	Paul A. Karpers	None	over $1,000,000
Institutional International Bond	Arif Husain Christopher J. Rothery	None None	None $100,001–$500,000
Institutional International Core Equity	Raymond A. Mills	None	over $1,000,000
Institutional International Growth Equity	Robert W. Smith	None	over $1,000,000
Institutional Large Cap Core Growth	Larry J. Puglia	None	over $1,000,000
Institutional Large-Cap Growth	Robert W. Sharps	over $1,000,000	over $1,000,000
Institutional Large-Cap Value	Mark S. Finn John D. Linehan Brian C. Rogers	None $100,001–$500,000 None	over $1,000,000 over $1,000,000 over $1,000,000
Institutional Long Duration Credit	David A. Tiberii	(d)	over $1,000,000
Institutional Mid-Cap Equity Growth	Brian W.H. Berghuis	None	over $1,000,000
Institutional Small-Cap Stock	Gregory A. McCrickard	None	over $1,000,000
Institutional U.S. Structured Research	Anna M. Dopkin	None	over $1,000,000

(a) See table beginning on page 7 for the fiscal year of the funds. The range of fund holdings as of the fund’s fiscal year is updated concurrently with each fund’s prospectus date as shown in the table beginning on page 7.

(b) The fund incepted on April 29, 2014, therefore the range of fund holdings is not yet available.

(c) The fund incepted on October 24, 2013, therefore the range of fund holdings is not yet available.

(d) The fund incepted on June 3, 2013, therefore the range of fund holdings is not yet available.

The following funds are designed for persons residing in the indicated state. The portfolio managers reside in Maryland.

Fund	Portfolio Manager	Range of Fund Holdings as of Fund’s Fiscal Year[a]	All Funds Range as of 12/31/13
California Tax-Free Bond	Konstantine B. Mallas	None	over $1,000,000
California Tax-Free Money	Joseph K. Lynagh	None	over $1,000,000
Georgia Tax-Free Bond	Hugh D. McGuirk	None	over $1,000,000
New Jersey Tax-Free Bond	Konstantine B. Mallas	None	over $1,000,000
New York Tax-Free Bond	Konstantine B. Mallas	None	over $1,000,000

Fund	Portfolio Manager	Range of Fund Holdings as of Fund’s Fiscal Year[a]	All Funds Range as of 12/31/13
New York Tax-Free Money	Joseph K. Lynagh	None	over $1,000,000
Virginia Tax-Free Bond	Hugh D. McGuirk	None	over $1,000,000

(a) See table beginning on page 7 for the fiscal year of the funds. The range of fund holdings as of the fund’s fiscal year is updated concurrently with each fund’s prospectus date as shown in the table beginning on page 7.

The following funds are designed such that a single individual would normally select one fund based on that person’s expected retirement date.

Fund	Portfolio Manager	Range of Fund Holdings as of Fund’s Fiscal Year[a]	All Funds Range as of 12/31/13
Retirement 2005	Jerome A. Clark	None	$100,001–$500,000
Retirement 2010	Jerome A. Clark	None	$100,001–$500,000
Retirement 2015	Jerome A. Clark	None	$100,001–$500,000
Retirement 2020	Jerome A. Clark	None	$100,001–$500,000
Retirement 2025	Jerome A. Clark	None	$100,001–$500,000
Retirement 2030	Jerome A. Clark	None	$100,001–$500,000
Retirement 2035	Jerome A. Clark	None	$100,001–$500,000
Retirement 2040 (b)	Jerome A. Clark	None	$100,001–$500,000
Retirement 2045 (b)	Jerome A. Clark	None	$100,001–$500,000
Retirement 2050	Jerome A. Clark	None	$100,001–$500,000
Retirement 2055	Jerome A. Clark	None	$100,001–$500,000
Retirement Income	Jerome A. Clark	None	$100,001–$500,000
Target Retirement 2005	Jerome A. Clark Wyatt A. Lee	(c) (c)	$100,001–$500,000 over $1,000,000
Target Retirement 2010	Jerome A. Clark Wyatt A. Lee	(c) (c)	$100,001–$500,000 over $1,000,000
Target Retirement 2015	Jerome A. Clark Wyatt A. Lee	(c) (c)	$100,001–$500,000 over $1,000,000
Target Retirement 2020	Jerome A. Clark Wyatt A. Lee	(c) (c)	$100,001–$500,000 over $1,000,000
Target Retirement 2025	Jerome A. Clark Wyatt A. Lee	(c) (c)	$100,001–$500,000 over $1,000,000
Target Retirement 2030	Jerome A. Clark Wyatt A. Lee	(c) (c)	$100,001–$500,000 over $1,000,000
Target Retirement 2035	Jerome A. Clark Wyatt A. Lee	(c) (c)	$100,001–$500,000 over $1,000,000
Target Retirement 2040	Jerome A. Clark Wyatt A. Lee	(c) (c)	$100,001–$500,000 over $1,000,000
Target Retirement 2045	Jerome A. Clark Wyatt A. Lee	(c) (c)	$100,001–$500,000 over $1,000,000
Target Retirement 2050	Jerome A. Clark Wyatt A. Lee	(c) (c)	$100,001–$500,000 over $1,000,000
Target Retirement 2055	Jerome A. Clark Wyatt A. Lee	(c) (c)	$100,001–$500,000 over $1,000,000

(a) See table beginning on page 7 for the fiscal year of the funds. The range of fund holdings as of the fund’s fiscal year is updated concurrently with each fund’s prospectus date as shown in the table beginning on page 7.

(b) The portfolio manager invests in a similarly managed T. Rowe Price common trust fund within the T. Rowe Price 401(k) plan.

(c) The fund incepted on August 20, 2013, therefore the range of fund holdings is not yet available.

The following funds are not available for direct purchase by members of the public.

Fund	Portfolio Manager	Range of Fund Holdings as of Fund’s Fiscal Year[a]	All Funds Range as of 12/31/13
Emerging Markets Corporate Multi-Sector Account Portfolio	Michael J. Conelius	None	over $1,000,000
Emerging Markets Local Multi-Sector Account Portfolio	Andrew Keirle	None	$10,001–$50,000
Floating Rate Multi-Sector Account Portfolio	Paul M. Massaro	None	$500,001–$1,000,000
TRP Government Reserve Investment	Joseph K. Lynagh	None	over $1,000,000
High Yield Multi-Sector Account Portfolio	Mark J. Vaselkiv	None	$500,001–$1,000,000
Inflation Focused Bond	Daniel O. Shackelford	None	over $1,000,000
Investment-Grade Corporate Multi-Sector Account Portfolio	David A. Tiberii	None	over $1,000,000
Mortgage-Backed Securities Multi-Sector Account Portfolio	Andrew C. McCormick	None	over $1,000,000
TRP Reserve Investment	Joseph K. Lynagh	None	over $1,000,000
Short-Term Government Reserve Fund(b)	Joseph K. Lynagh	None	over $1,000,000
Short-Term Reserve Fund	Joseph K. Lynagh	None	over $1,000,000

(a) See table beginning on page 7 for the fiscal year of the funds. The range of fund holdings as of the fund’s fiscal year is updated concurrently with each fund’s prospectus date as shown in the table beginning on page 7.

(b) The fund has not incepted, therefore the range of fund holdings is not yet available.

Portfolio Manager Compensation

Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a stock option grant or restricted stock grant. Compensation is variable and is determined based on the following factors.

Investment performance over 1-, 3-, 5-, and 10-year periods is the most important input. The weightings for these time periods are generally balanced and are applied consistently across similar strategies. T. Rowe Price (and Price Hong Kong, Price Singapore, and T. Rowe Price International, as appropriate), evaluate performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are typically determined with reference to the broad-based index (e.g., S&P 500) and the Lipper index (e.g., Large-Cap Growth) set forth in the total returns table in the fund’s prospectus, although other benchmarks may be used as well. Investment results are also measured against comparably managed funds of competitive investment management firms. The selection of comparable funds is approved by the applicable investment steering committee (as described under the “Disclosure of Fund Portfolio Information” section) and is the same as the selection presented to the directors of the Price Funds in their regular review of fund performance. Performance is primarily measured on a pretax basis though tax efficiency is considered and is especially important for the Tax-Efficient Equity Fund.

Compensation is viewed with a long-term time horizon. The more consistent a manager’s performance over time, the higher the compensation opportunity. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor. In reviewing relative performance for fixed-income funds, a fund’s expense ratio is usually taken into account. Contribution to T. Rowe Price’s overall investment process is an important consideration as well. Leveraging ideas and investment insights across the global investment platform, working effectively with and mentoring others, and other contributions to our clients, the firm or our culture are important components of T. Rowe Price’s long-term success and are highly valued.

All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.

This compensation structure is used for all portfolios managed by the portfolio manager.

Assets Under Management

The following table sets forth the number and total assets of the mutual funds and accounts managed by the Price Funds’ portfolio managers as of the most recent fiscal year end of the funds they manage, unless otherwise indicated. All of the assets of the funds that have multiple portfolio managers are shown as being allocated to all managers of those funds. There are no accounts for which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Ulle Adamson(a)	1	$379,287,591	1	$17,725,356	—	—
Kennard Allen	4	4,447,418,956	—	—	—	—
Preston G. Athey	8	12,654,075,626	1	496,122,740	8	$490,026,061
E. Frederick Bair	5	22,178,195,450	1	2,755,351,996	1	974,910,315
Peter J. Bates	1	14,851,979	—	—	—	—
Oliver D.M. Bell	2	372,884,222	1	42,553,358	—	—
R. Scott Berg	1	86,094,367	8	1,822,631,145	6	1,915,243,171
Brian W.H. Berghuis	8	35,228,322,265	1	388,214,138	6	1,223,897,828
Brian J. Brennan	5	1,154,093,774	4	1,930,567,375	13	3,004,566,477
Archibald Ciganer(b)	1	325,174,365	7	482,977,351	2	93,666,821
Jerome A. Clark	54	96,600,362,738	27	9,518,527,376	5	2,866,436,604
Michael J. Conelius	8	4,949,405,184	6	4,741,519,628	1	278,622,013
Anna M. Dopkin	8	8,288,901,562	3	8,139,242,815	40	13,942,678,981
Shawn T. Driscoll	2	5,003,990,333	1	215,622,754	5	442,713,461
Donald J. Easley	1	310,962,506	—	—	2	49,289,947
David J. Eiswert	6	911,837,603	5	1,336,721,342	4	1,658,482,442
Henry M. Ellenbogen	1	15,843,671,142	2	1,833,712,525	7	1,511,041,047
Joseph B. Fath	12	53,355,652,492	1	2,815,875,963	8	1,731,909,581
Mark S. Finn	8	27,799,121,604	3	2,129,657,520	25	4,097,581,073
David R. Giroux	7	30,135,270,268	1	701,046,358	—	—
Paul D. Greene II	2	3,594,416,910	—	—	—	—
Charles B. Hill	3	5,133,877,644	2	311,444,754	5	1,789,683,226
Steven C. Huber	1	294,594,754	—	—	2	218,559,424
Thomas J. Huber	3	6,436,082,039	1	267,372,412	1	96,221,162
Arif Husain	3	5,329,999,175	3	235,066,627	—	—
Leigh Innes(a)	1	379,287,591	1	17,725,356	—	—
Paul A. Karpers	4	3,652,455,788	1	528,905	9	2,962,363,286
Andrew Keirle	3	113,693,882	1	13,240,904	—	—
Robert M. Larkins	1	555,858,492	1	230,112,831	9	2,126,999,749
David M. Lee	3	3,947,686,646	—	—	1	185,149,643
Wyatt A. Lee	1	3,744,864,235	1	304,877,512	2	191,615,862
John D. Linehan	1	1,048,226,550	—	—	—	—
Anh Lu(c)	1	4,698,805,088	2	1,249,621,351	3	695,071,528
Joseph K. Lynagh	13	36,474,956,786	2	980,684,311	6	288,689,051
Konstantine B. Mallas	5	4,304,189,350	—	—	4	83,053,095

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Sebastien Mallet	2	12,237,027	—	—	—	—
Daniel N. Martino	2	4,649,265,091	—	—	—	—
Paul M. Massaro	3	2,999,906,652	—	—	—	—
Jonathan H.W. Matthews	1	8,171,457,671	1	611,220,363	—	—
Andrew C. McCormick	4	1,849,979,287	—	—	2	16,639,819
Gregory A. McCrickard	4	12,166,363,808	2	716,814,961	3	547,456,963
Hugh D. McGuirk	3	3,422,921,080	—	—	10	525,206,002
Raymond A. Mills	5	8,616,885,074	1	647,752,749	4	1,438,405,503
James M. Murphy	1	2,620,998,863	—	—	—	—
Sudhir Nanda	3	2,479,492,648	—	—	—	—
Gonzalo Pangaro	2	8,400,786,408	5	4,013,224,951	6	2,978,288,447
Donald J. Peters	5	1,854,465,458	—	—	16	1,819,024,254
Larry J. Puglia	9	32,280,186,566	2	206,246,141	20	7,534,892,482
Brian C. Rogers	13	42,108,898,658	1	1,802,843,651	10	1,907,490,357
Christopher J. Rothery	1	4,862,802	1	(167,589,923)	—	—
Jeffrey Rottinghaus	1	80,407,307	1	4,339,448	1	314,003,796
Federico Santilli	1	9,404,526	—	—	—	—
Daniel O. Shackelford	6	23,827,415,889	4	3,405,041,607	16	2,800,958,591
Robert W. Sharps	7	15,161,542,681	2	1,769,953,850	50	13,034,725,568
Charles M. Shriver	20	24,968,487,469	5	1,883,146,566	10	744,253,946
Neil Smith	1	505,369,553	—	—	1	242,756,741
Robert W. Smith	4	12,385,479,979	1	632,112,787	1	238,375,213
Joshua K. Spencer	2	1,138,008,896	2	746,366,176	—	—
Taymour R. Tamaddon	6	10,768,362,279	—	—	1	187,565,045
Dean Tenerelli	1	1,273,718,724	3	332,432,558	—	—
Justin Thomson	1	3,353,817,018	2	314,811,008	2	84,936,268
David A. Tiberii	6	7,001,409,066	4	963,421,347	9	2,758,773,994
Ken D. Uematsu	5	22,178,195,450	1	2,755,351,996	1	974,910,315
Mark J. Vaselkiv	4	9,663,718,916	5	3,221,235,802	8	2,278,016,546
Eric L. Veiel	1	568,795,662	—	—	—	—
Kes Visuvalingam(d)	1	42,646,538	—	—	—	—
Verena E. Wachnitz(e)	—	—	—	—	—	—
David J. Wallack	3	13,568,135,085	1	685,494,318	2	180,640,792
Edward A. Wiese	7	12,083,330,466	2	1,757,660,250	20	3,952,791,409
Ernest C. Yeung(c)	1	4,698,805,088	2	1,249,621,351	3	695,071,528

(a) Ulle Adamson assumed interim portfolio management responsibilities of a mutual fund on December 1, 2013. Ms. Adamson will serve as interim portfolio manager until Leigh Innes returns from maternity leave and resumes her role as sole portfolio manager, which is expected to occur on or about July 15, 2014.

(b) The individual assumed portfolio management responsibilities of a mutual fund on December 27, 2013. The information on accounts managed is as of December 31, 2013.

(c) Ernest Yeung assumed interim portfolio management responsibilities of a mutual fund on January 30, 2014. Mr. Yeung will serve as interim portfolio manager until Anh Lu returns from a leave of absence and resumes her role as the fund’s portfolio manager, which is expected to occur on or about June 2, 2014.

(d) The individual assumed portfolio management responsibilities of a mutual fund on November 20, 2013. The information on accounts managed is as of December 31, 2013.

(e) The individual assumed co-portfolio management responsibilities of a mutual fund on March 31, 2014. The information on accounts managed is not yet available.

Conflicts of Interest

Portfolio managers at T. Rowe Price and its affiliates typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, and foundations), offshore funds and common trust funds. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices, and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price and its affiliates have adopted brokerage and trade allocation policies and procedures which they believe are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed under the “Portfolio Manager Compensation” section, the portfolio managers’ compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager. Please see the “Portfolio Transactions” section of this SAI for more information on our brokerage and trade allocation policies.

T. Rowe Price funds may, from time to time, own shares of Morningstar, Inc. Morningstar is a provider of investment research to individual and institutional investors, and publishes ratings on mutual funds, including the Price Funds. T. Rowe Price manages the Morningstar retirement plan and T. Rowe Price and its affiliates pay Morningstar for a variety of products and services. In addition, Morningstar may provide investment consulting and investment management services to clients of T. Rowe Price or its affiliates.

PRINCIPAL HOLDERS OF SECURITIES

As of the date indicated, the directors, executive officers, and advisory board members of the funds, as a group, owned less than 1% of the outstanding shares of any fund (or class), except as shown in the following table.

Fund	%*
Africa & Middle East	1.1
Emerging Markets Local Currency Bond	2.6
Institutional Floating Rate Fund–F Class	1.0
Global Allocation	1.9
Global Growth Stock	6.0
Global Industrials	2.9
Maryland Short-Term Tax-Free Bond	2.6
Summit Cash Reserves	1.6
Tax-Exempt Money	1.3
Tax-Efficient Equity	6.2
U.S. Large-Cap Core	2.9

* Based on December 31, 2013 data for the directors and March 31, 2014 for the executive officers.

As of April 15, 2014, the following shareholders of record owned more than 5% of the outstanding shares of the indicated funds and/or classes.

FUND	SHAREHOLDER	%
AFRICA & MIDDLE EAST FUND	NATIONAL FINANCIAL SERVICES	6.31
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	499 WASHINGTON BLVD FL 5
	JERSEY CITY NJ 07310-2010
BALANCED FUND	T ROWE PRICE TRUST CO	37.52(a)
	ATTN: TRPS INST CONTROL DEPT
	PO BOX 17215
	BALTIMORE MD 21297-1215
BLUE CHIP GROWTH FUND	CHARLES SCHWAB & CO INC	5.21
	REINVEST ACCOUNT

	EDWARD D JONES & CO	9.03
	SHAREHOLDER ACCOUNTING
	ATTN MUTUAL FUND

	NATIONAL FINANCIAL SERVICES	13.18
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RETIREMENT PLAN SERVICES TR	8.86
	BLUE CHIP GROWTH FUND
	ATTN ASSET RECONCILATIONS
	PO BOX 17215
	BALTIMORE MD 21297-1215
BLUE CHIP GROWTH FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	14.11
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT
	211 MAIN ST
	SAN FRANCISCO CA 94105-1905

	JP MORGAN CLEARING CORP OMNIBUS ACC	5.93
	FOR THE EXCLUSIVE BENEFIT
	OF CUSTOMERS
	3 CHASE METROTECH CENTER
	3RD FLOOR MUTUAL FUND DEPARTMENT
	BROOKLYN NY 11245-0001

	NATIONAL FINANCIAL SERVICES	15.31
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
FUND	SHAREHOLDER	%
BLUE CHIP GROWTH FUND—R CLASS	AMERICAN UNITED LIFE	5.29
	SEPARATE ACCOUNT II
	ATTN SEPARATE ACCOUNTS
	PO BOX 368
	INDIANAPOLIS IN 46206-0368

	NATIONWIDE TRUST CO FSB	7.07
	C/O IPO PORTFOLIO ACCTG
	PO BOX 182029
	COLUMBUS OH 43218-2029

	NFS LLC FEBO	9.40
	STATE STREET BANK TRUST CO
	TTEE VARIOUS RETIREMENT PLANS
	440 MAMARONECK AVE
	HARRISON NY 10528-2418

	STATE STREET CORP TTEE	13.15
	FBO ADP ACCESS
	1 LINCOLN ST
	BOSTON MA 02111-2901
CALIFORNIA TAX-FREE BOND FUND	CHARLES SCHWAB & CO INC	6.55
	REINVEST ACCOUNT

	NATIONAL FINANCIAL SERVICES	8.63
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
CALIFORNIA TAX-FREE MONEY FUND	GEORGETTE O'CONNOR DAY TRUST	12.41
	LOS ANGELES CA 90049-2827
CAPITAL APPRECIATION FUND	CHARLES SCHWAB & CO INC	10.15
	REINVEST ACCOUNT

	NATIONAL FINANCIAL SERVICES	10.32
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	6.67
	1 PERSHING PLZ
	JERSEY CITY NJ 07399-0002
CAPITAL APPRECIATION FUND—ADVISOR CLASS	AMERITAS LIFE INSURANCE CORP	6.85
	SEPARATE ACCOUNT G

	CHARLES SCHWAB & CO INC	27.35(b)
	REINVEST ACCOUNT

	NATIONAL FINANCIAL SERVICES	25.22(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
FUND	SHAREHOLDER	%
CAPITAL OPPORTUNITY FUND	MCWOOD & CO	43.59(b)
	PO BOX 29522
	RALEIGH NC 27626-0522

	NATIONAL FINANCIAL SERVICES	9.10
	FOR THE EXCLUSIVE BENEFIT

	OF OUR CUSTOMERS
CAPITAL OPPORTUNITY FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	33.33(b)
	REINVEST ACCOUNT

	RELIANCE TRUST COMPANY FBO	42.05(b)
	RETIREMENT PLANS SERVICED BY METLIFE
	C/O FASCORE LLC
	8515 E ORCHARD RD 2T2
	GREENWOOD VLG CO 80111-5002

	TD AMERITRADE INC	5.75
	FBO OUR CUSTOMERS
	PO BOX 2226
	OMAHA NE 68103-2226
CAPITAL OPPORTUNITY FUND—R CLASS	CAPITAL BANK & TRUST COMPANY TTEE F	6.67
	JEFF WYLER AUTO FAMILY INC RSP 401K
	8515 E ORCHARD RD 2T2
	GREENWOOD VLG CO 80111-5002

	CAPITAL BANK & TRUST COMPANY TTEE F	11.35
	MACHINERY SYSTEMS INC EMPLOYEES PSP

	CHARLES SCHWAB & CO INC	10.58
	REINVEST ACCOUNT

	FIIOC AS AGENT	38.69(b)
	FBO SHEPHERD ELECTRIC CO., INC
	100 MAGELLAN WAY # KW1C
	COVINGTON KY 41015-1987

	NATIONWIDE TRUST CO FSB	7.47
	C/O IPO PORTFOLIO ACCTG

	NFS LLC FEBO	6.65
	RELIANCE TRUST CO TTEE/CUST
	FOR TRS FBO VARIOUS RET PLANS
	1150 S OLIVE ST
	LOS ANGELES CA 90015-2211
CORPORATE INCOME FUND	SPECTRUM INCOME FUND	46.22(c)
	T ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT
	100 EAST PRATT STREET
	BALTIMORE MD 21202-1009
FUND	SHAREHOLDER	%
DIVERSIFIED MID-CAP GROWTH FUND	PERSHING LLC	5.02
DIVERSIFIED SMALL-CAP GROWTH FUND	PERSHING LLC	9.82

	SEI PRIVATE TRUST COMPANY	15.80
	C/O SUNTRUST BANK
	ATTN MUTUAL FUNDS

	1 FREEDOM VALLEY DR
	OAKS PA 19456-9989
DIVIDEND GROWTH FUND	EDWARD D JONES & CO	12.25
	SHAREHOLDER ACCOUNTING
	ATTN MUTUAL FUND

	MLPF&S FOR THE SOLE BENEFIT OF	9.84
	ITS CUSTOMERS
	4800 DEERLAKE DR E 3RD FL
	JACKSONVILLE FL 32246-6484

	NATIONAL FINANCIAL SERVICES	23.30
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
DIVIDEND GROWTH FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	9.98
	REINVEST ACCOUNT

	NATIONAL FINANCIAL SERVICES	62.10(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	WELLS FARGO BANK FBO	6.65
	VARIOUS RETIREMENT PLANS
	1525 WEST WT HARRIS BLVD
	CHARLOTTE NC 28288-1076
EMERGING EUROPE FUND	NATIONAL FINANCIAL SERVICES	7.68
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
FUND	SHAREHOLDER	%
EMERGING MARKETS BOND FUND	RETIREMENT PORTFOLIO 2010	5.47
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT
	100 E PRATT ST
	BALTIMORE MD 21202-1009

	RETIREMENT PORTFOLIO 2015	7.30
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT
	100 E PRATT ST
	BALTIMORE MD 21202-1009

	RETIREMENT PORTFOLIO 2020	14.11
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT
	100 E PRATT ST
	BALTIMORE MD 21202-1009

	RETIREMENT PORTFOLIO 2025	7.46
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	100 E PRATT ST
	BALTIMORE MD 21202-1009

	RETIREMENT PORTFOLIO 2030	8.46
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
	100 E PRATT ST
	BALTIMORE MD 21202-1009

	SPECTRUM INCOME FUND	16.14
	T ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT
EMERGING MARKETS CORPORATE BOND FUND	MCWOOD & CO	57.00(b)

	T ROWE PRICE ASSOCIATES	21.15
	ATTN FINANCIAL REPORTING DEPT
	100 EAST PRATT ST
	BALTIMORE MD 21202-1009
FUND	SHAREHOLDER	%
EMERGING MARKETS CORPORATE BOND FUND—ADVISOR	MLPF&S FOR THE SOLE BENEFIT OF	6.56
CLASS	ITS CUSTOMERS

	PERSHING LLC	8.06

	T ROWE PRICE ASSOCIATES	54.29(d)
	ATTN FINANCIAL REPORTING DEPT

	TD AMERITRADE INC	17.11
	FBO OUR CUSTOMERS

	UMB BANK NA C/F	5.84
	JOHN E GOODMAN
	RTHIRA
	5962 WILLIAMSON RD
	ST THOMAS PA 17252-9315
EMERGING MARKETS CORPORATE MULTI-SECTOR	CBE OF NEW BRUNSWICK	35.51(b)
ACCOUNT PORTFOLIO	EM BOND MAP
	440 KING ST STE 680
	FREDERICTON NB E3B 5H8
	CANADA

	ILLINOIS STUDENT ASSISTANCE	10.37
	COMMISSION
	ATTN: KENT CUSTER
	1755 LAKE COOK RD
	DEERFIELD IL 60015-5209

	ST PAUL TEACHERS RET FUND ASSOC	14.66
	ATTN PAUL DOANE EXEC DIRECTOR
	1619 DAYTON AVE STE 309

	SAINT PAUL MN 55104-7640

	T ROWE PRICE ASSOCIATES	35.56(d)
	ATTN FINANCIAL REPORTING DEPT
EMERGING MARKETS LOCAL CURRENCY BOND FUND	T ROWE PRICE ASSOCIATES	20.16
	ATTN FINANCIAL REPORTING DEPT
EMERGING MARKETS LOCAL CURRENCY BOND FUND—	CHARLES SCHWAB & CO INC	50.11(b)
ADVISOR CLASS	REINVEST ACCOUNT

	T ROWE PRICE ASSOCIATES	48.73(d)
	ATTN FINANCIAL REPORTING DEPT
FUND	SHAREHOLDER	%
EMERGING MARKETS LOCAL MULTI-SECTOR ACCOUNT	CBE OF NEW BRUNSWICK	53.55(b)
PORTFOLIO	EM LOCAL MAP

	ST PAUL TEACHERS RET FUND ASSOC	22.20
	ATTN PAUL DOANE EXEC DIRECTOR

	T ROWE PRICE ASSOCIATES	21.99
	ATTN FINANCIAL REPORTING DEPT
EMERGING MARKETS STOCK FUND	NATIONAL FINANCIAL SERVICES	7.41
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RETIREMENT PORTFOLIO 2040	8.61
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT
	100 E PRATT ST
	BALTIMORE MD 21202-1009

	RETIREMENT PORTFOLIO 2020	10.15

	RETIREMENT PORTFOLIO 2025	7.39

	RETIREMENT PORTFOLIO 2030	11.43

	RETIREMENT PORTFOLIO 2035	6.12
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
	100 E PRATT ST
	BALTIMORE MD 21202-1009
EQUITY INCOME FUND	CHARLES SCHWAB & CO INC	5.17
	REINVEST ACCOUNT

	EDWARD D JONES & CO	6.93
	SHAREHOLDER ACCOUNTING
	ATTN MUTUAL FUND

	NATIONAL FINANCIAL SERVICES	9.61
	FOR THE EXCLUSIVE BENEFIT

	OF OUR CUSTOMERS

	T ROWE PRICE TRUST CO	11.21
	ATTN: TRPS INST CONTROL DEPT
FUND	SHAREHOLDER	%
EQUITY INCOME FUND—ADVISOR CLASS	JOHN HANCOCK LIFE	24.21
	INSURANCE CO USA
	RPS TRADING OPS
	601 CONGRESS STREET
	BOSTON MA 02210-2804

	MORGAN STANLEY SMITH BARNEY	5.34
	HARBORSIDE FINANCIAL CENTER
	PLAZA 2
	3RD FLOOR
	JERSEY CITY NJ 07311

	NATIONAL FINANCIAL SERVICES	28.32(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
EQUITY INCOME FUND—R CLASS	AMERICAN UNITED LIFE	20.00
	SEPARATE ACCOUNT II

	AMERICAN UNITED LIFE	5.25
	AMERICAN UNIT TRUST
	ATTN SEPARATE ACCOUNTS

	DCGT AS TTEE AND/OR CUST	6.65
	FBO PRINCIPAL FINANCIAL GROUP
	QUALIFIED PRIN ADVTG OMNIBUS
	ATTN NPIO TRADE DESK
	711 HIGH ST
	DES MOINES IA 50392-0001

	HARTFORD LIFE INSURANCE CO	7.06
	SEPARATE ACCOUNT
	ATTN UIT OPERATIONS
	PO BOX 2999
	HARTFORD CT 06104-2999
EQUITY INDEX 500 FUND	RETIREMENT PORTFOLIO 2010	7.94

	RETIREMENT PORTFOLIO 2015	9.56

	RETIREMENT PORTFOLIO 2020	18.21

	RETIREMENT PORTFOLIO 2025	9.47

	RETIREMENT PORTFOLIO 2030	10.84

FUND	SHAREHOLDER	%
EUROPEAN STOCK FUND	CHARLES SCHWAB & CO INC	14.48
	REINVEST ACCOUNT

	NATIONAL FINANCIAL SERVICES	7.58
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	9.49

	SPECTRUM INTERNATIONAL FUND	14.35
	T ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT
	100 EAST PRATT STREET
	BALTIMORE MD 21202-1009
EXTENDED EQUITY MARKET INDEX FUND	T ROWE PRICE TRUST CO	11.44
	ATTN: TRPS INST CONTROL DEPT

	TD AMERITRADE INC	6.13
	FBO OUR CUSTOMERS
FINANCIAL SERVICES FUND	CHARLES SCHWAB & CO INC	6.18
	REINVEST ACCOUNT

	VANGUARD FIDUCIARY TRUST COMPANY	10.75
	T ROWE PRICE RETAIL CLASS FUNDS
	ATTN OUTSIDE FUNDS
	PO BOX 2600 VM 613
	VALLEY FORGE PA 19482-2600
FLOATING RATE FUND	ASSETMARK TRUST COMPANY FBO	9.61
	ASSETMARK, INC & MUTUAL CLIENTS
	& FBO OTHER CUSTODIAL CLIENTS
	3200 N CENTRAL AVE FL 7
	PHOENIX AZ 85012-2468

	NATIONAL FINANCIAL SERVICES	6.44
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	6.24

	T ROWE PRICE ASSOCIATES	6.89
	ATTN FINANCIAL REPORTING DEPT

	TD AMERITRADE INC	5.70
	FBO OUR CUSTOMERS
FUND	SHAREHOLDER	%
FLOATING RATE FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	22.63
	REINVEST ACCOUNT

	JP MORGAN CLEARING CORP OMNIBUS ACC	12.32

	FOR THE EXCLUSIVE BENEFIT
	OF CUSTOMERS

	MITRA & CO FBO 98	5.21
	C/O BMO HARRIS BANK NA ATTN: MF
	11270 W PARK PL STE 400
	MILWAUKEE WI 53224-3638

	NATIONAL FINANCIAL SERVICES	12.78
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	28.13(b)

	RAYMOND JAMES & ASSOC INC	6.43
	FBO JOHN K MCVICKERS &
	SUSAN E MCVICKERS TTEE
	JOHN K MCVICKERS TRUST
	2 KENSINGTON DR
	BARRINGTON IL 60010-6959
FLOATING RATE MULTI-SECTOR ACCOUNT PORTFOLIO	CBE OF NEW BRUNSWICK	39.71(b)
	FLOATING RATE MAP

	ILLINOIS STUDENT ASSISTANCE	7.69
	COMMISSION
	ATTN: KENT CUSTER

	T ROWE PRICE ASSOCIATES	49.71(d)
	ATTN FINANCIAL REPORTING DEPT
GEORGIA TAX-FREE BOND FUND	CHARLES SCHWAB & CO INC	16.10
	REINVEST ACCOUNT

	NATIONAL FINANCIAL SERVICES	19.37
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
GLOBAL ALLOCATION FUND	T ROWE PRICE ASSOCIATES	40.90(d)
	ATTN FINANCIAL REPORTING DEPT
FUND	SHAREHOLDER	%
GLOBAL ALLOCATION FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	36.02(b)
	REINVEST ACCOUNT

	NATIONAL FINANCIAL SERVICES	14.91
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	28.86(b)

	T ROWE PRICE ASSOCIATES	17.96
	ATTN FINANCIAL REPORTING DEPT
GLOBAL GROWTH STOCK FUND	T ROWE PRICE ASSOCIATES	10.82

	ATTN FINANCIAL REPORTING DEPT

	TRUSTEES OF T ROWE PRICE	8.72
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT
	P O BOX 89000
	BALTIMORE MD 21289-0001
GLOBAL GROWTH STOCK FUND —ADVISOR CLASS	CHARLES SCHWAB & CO INC	7.95
	REINVEST ACCOUNT

	PERSHING LLC	9.14

	STIFEL NICOLAUS & CO INC	5.52
	GARY KLING
	501 N BROADWAY FL 8
	SAINT LOUIS MO 63102-2188

	T ROWE PRICE ASSOCIATES	64.13(d)
	ATTN FINANCIAL REPORTING DEPT
GLOBAL INDUSTRIALS FUND	T ROWE PRICE ASSOCIATES	42.76(d)
	ATTN FINANCIAL REPORTING DEPT
GLOBAL INFRASTRUCTURE FUND	T ROWE PRICE ASSOCIATES	18.07
	ATTN FINANCIAL REPORTING DEPT
GLOBAL INFRASTRUCTURE FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	51.15(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE ASSOCIATES	31.82(d)
	ATTN FINANCIAL REPORTING DEPT

	TD AMERITRADE INC	8.81
	FBO OUR CUSTOMERS
FUND	SHAREHOLDER	%
GLOBAL REAL ESTATE FUND	CHARLES SCHWAB & CO INC	7.74
	REINVEST ACCOUNT

	PERSHING LLC	17.44

	T ROWE PRICE ASSOCIATES	6.03
	ATTN FINANCIAL REPORTING DEPT

	TD AMERITRADE INC	11.26
	FBO OUR CUSTOMERS
GLOBAL REAL ESTATE FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	42.77(b)
	REINVEST ACCOUNT

	GREAT-WEST LIFE & ANNUITY	5.02
	FBO FUTURE FUNDS II

	GREAT-WEST TRUST CO.	18.65

	EMPLOYEE BENEFITS CLIENTS 401K
	8515 E ORCHARD RD 2T2
	GREENWOOD VLG CO 80111-5002

	NATIONAL FINANCIAL SERVICES	13.52
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
GLOBAL STOCK FUND	T ROWE PRICE RETIREMENT PLAN SERVICES TR	5.69
	OMNIBUS PLAN
	INSTALL TEAM FOR #113
	PO BOX 17215
	BALTIMORE MD 21297-1215
GLOBAL STOCK FUND—ADVISOR CLASS	FIIOC AS AGENT	29.87(b)
	FBO REDAPT SYSTEMS INC
	401K PSP

	NATIONAL FINANCIAL SERVICES	32.86(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
GLOBAL TECHNOLOGY FUND	CHARLES SCHWAB & CO INC	12.34
	REINVEST ACCOUNT

	MLPF&S FOR THE SOLE BENEFIT OF	5.94
	ITS CUSTOMERS

	NATIONAL FINANCIAL SERVICES	8.79
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	5.31
FUND	SHAREHOLDER	%
GNMA FUND	SPECTRUM INCOME FUND	40.89(c)
	T ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT
GROWTH & INCOME FUND	T ROWE PRICE TRUST CO	6.71
	ATTN: TRPS INST CONTROL DEPT
GROWTH STOCK FUND	CHARLES SCHWAB & CO INC	6.26
	REINVEST ACCOUNT

	NATIONAL FINANCIAL SERVICES	7.26
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RETIREMENT PORTFOLIO 2040	8.07

	RETIREMENT PORTFOLIO 2020	5.92

	RETIREMENT PORTFOLIO 2025	5.36

	RETIREMENT PORTFOLIO 2030	9.38

	RETIREMENT PORTFOLIO 2035	5.51

	T ROWE PRICE TRUST CO	6.28
	ATTN: TRPS INST CONTROL DEPT
GROWTH STOCK FUND—ADVISOR CLASS	ICMA RETIREMENT TRUST NAV	6.25
	777 N CAPITOL ST NE STE 600
	WASHINGTON DC 20002-4240

	NATIONAL FINANCIAL SERVICES	31.39(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
GROWTH STOCK FUND—R CLASS	HARTFORD LIFE INSURANCE CO	6.93
	SEPARATE ACCOUNT
	ATTN UIT OPERATIONS

	NATIONWIDE TRUST CO FSB	5.69
	C/O IPO PORTFOLIO ACCTG

	STATE STREET CORP TTEE	12.51
	FBO ADP ACCESS

	SUNTRUST BANK FBO	11.27
	VARIOUS SUNTRUST OMNIBUS ACCOUNTS
	8515 E ORCHARD RD 2T2
	GREENWOOD VLG CO 80111-5002
FUND	SHAREHOLDER	%
HEALTH SCIENCES FUND	CHARLES SCHWAB & CO INC	6.56
	REINVEST ACCOUNT

	JOHN HANCOCK LIFE	9.12
	INSURANCE CO USA

	NATIONAL FINANCIAL SERVICES	7.91
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
HIGH YIELD FUND	EDWARD D JONES & CO	7.36
	SHAREHOLDER ACCOUNTING
	ATTN MUTUAL FUND

	RETIREMENT PORTFOLIO 2020	8.39

	RETIREMENT PORTFOLIO 2030	5.00

	SPECTRUM INCOME FUND	13.57
	T ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT
HIGH YIELD FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	87.90(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO	BALTIMORE EQUITABLE INSURANCE	8.23
	ATTN SHARON V WOODWARD
	100 N CHARLES ST
	BALTIMORE MD 21201-3808

	ILLINOIS STUDENT ASSISTANCE	21.83
	COMMISSION
	ATTN: KENT CUSTER

	ST PAUL TEACHERS RET FUND ASSOC	25.34(b)
	ATTN PAUL DOANE EXEC DIRECTOR

	T ROWE PRICE ASSOCIATES	44.59(d)
	ATTN FINANCIAL REPORTING DEPT
FUND	SHAREHOLDER	%
INFLATION FOCUSED BOND FUND	RETIREMENT INCOME PORTFOLIO	18.76
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
	100 E PRATT ST
	BALTIMORE MD 21202-1009

	RETIREMENT PORTFOLIO 2010	15.23

	RETIREMENT PORTFOLIO 2015	14.72

	RETIREMENT PORTFOLIO 2020	20.57

	RETIREMENT PORTFOLIO 2025	6.07
INFLATION PROTECTED BOND FUND	T ROWE PRICE RETIREMENT PLAN SERVICES TR	7.74
	OMNIBUS ACCOUNT
	INFLATION PROTECTED BOND
	PO BOX 17215
	BALTIMORE MD 21297-1215
INSTITUTIONAL AFRICA & MIDDLE EAST FUND	CRYSTAL BRIDGES MUSEUM OF	8.92
	AMERICAN ART INC
	600 MUSEUM WAY
	BENTONVILLE AR 72712-4947

	JOHN S AND JAMES L KNIGHT	13.95
	FOUNDATION
	WACHOVIA FINANCIAL CENTER STE 3300
	200 SOUTH BISCAYNE BOULEVARD
	MIAMI FL 33131-2310

	NATIONAL FINANCIAL SERVICES	52.76(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	SEI PRIVATE TRUST COMPANY	5.42
	C/O MELLON BANK ID 225

	ATTN MUTUAL FUNDS ADMINISTRATOR

	UNIVERSITY OF ARKANSAS	8.36
	FOUNDATION INC
	535 W RESEARCH CENTER BLVD STE 120
	FAYETTEVILLE AR 72701-6944
INSTITUTIONAL CONCENTRATED INTERNATIONAL EQUITY	PERSHING LLC	43.90(b)
FUND	T ROWE PRICE ASSOCIATES	49.76(d)
	ATTN FINANCIAL REPORTING DEPT

FUND	SHAREHOLDER	%
INSTITUTIONAL CORE PLUS FUND	BAND & CO C/O US BANK NA	6.51
	1555 N RIVERCENTER DR STE 302
	MILWAUKEE WI 53212-3958

	JEANETTE STUMP &	8.12
	JAMES CARNEY & HOWARD KLINE TRS
	SPECIAL METALS CORPORATION RETIREE
	BENEFIT TRUST
	60 BLVD OF THE ALLIES FL 5
	PITTSBURGH PA 15222-1209

	JP MORGAN CHASE BANK TRUSTEE FOR	36.93(b)
	THE STATE OF CALIFORNIA SAVINGS
	PLUS PROGRAM
	4 NEW YORK PLZ FL 15
	NEW YORK NY 10004-2413

	NATIONAL FINANCIAL SERVICES	29.35(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	THE CHURCH FOUNDATION	9.22
	BROSSMAN HALL
	7301 GERMANTOWN AVE
	PHILADELPHIA PA 19119-1726
INSTITUTIONAL EMERGING MARKETS BOND FUND	CHARLES SCHWAB & CO INC	20.84
	REINVEST ACCOUNT

	LADYBIRD & CO	27.49(c)
	C/O T ROWE PRICE ASSOC
	ATTN PERS STRATEGY INCOME FD
	100 EAST PRATT ST
	BALTIMORE MD 21202-1009

	LADYBUG & CO	26.67(c)
	C/O T ROWE PRICE ASSOC
	ATTN PERS STRATEGY BALANCED FD
	100 EAST PRATT ST
	BALTIMORE MD 21202-1009

	LAKESIDE & CO	9.30
	C/O T ROWE PRICE ASSOC
	ATTN PERS STRATEGY GROWTH FUND
	100 EAST PRATT ST
	BALTIMORE MD 21202-1009
FUND	SHAREHOLDER	%
INSTITUTIONAL EMERGING MARKETS EQUITY FUND	GOLDMAN SACHS & CO	9.86
	EXCLUSIVE BENEFIT OF CUSTOMERS
	85 BROAD ST
	NEW YORK NY 10004-2434

	LADYBUG & CO	7.61

	LAKESIDE & CO	7.38
	C/O T ROWE PRICE ASSOC
	ATTN PERS STRATEGY GROWTH FUND

	MAC & CO	7.13
	MUTUAL FUND OPERATIONS

	NATIONAL FINANCIAL SERVICES	18.44
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	WELLS FARGO BANK NA FBO	7.06
	OMNIBUS ACCOUNT CASH/CASH
FUND	SHAREHOLDER	%
INSTITUTIONAL FLOATING RATE FUND	CHARLES SCHWAB & CO INC	8.62
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUND DEPT

	DPERS - FLOATING RATE FUND ACCT	10.34
	ATTN LINDA DREW
	ASHFORD CONSULTING GROUP
	1 WALKERS MILL RD PO BOX 4644
	WILMINGTON DE 19807-4644

	NATIONAL FINANCIAL SERVICES	9.84
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	SEAMILE & CO	6.84
	C/O T ROWE PRICE ASSOC
	ATTN CAPITAL APPREC FUND
	100 E PRATT ST
	BALTIMORE MD 21202-1009

	TASKFORCE & CO	7.74
	C/O T ROWE PRICE ASSOC

	ATTN EQUITY INCOME FUND
	100 E PRATT ST
	BALTIMORE MD 21202-1009

	TUNA & CO	12.49
	C/O T ROWE PRICE ASSOC
	ATTN NEW INCOME FUND
	100 EAST PRATT ST
	BALTIMORE MD 21202-1009

	WELLS FARGO BANK NA FBO	11.93
	OMNIBUS ACCOUNT CASH/CASH
INSTITUTIONAL FLOATING RATE FUND—F CLASS	MAC & CO	11.27
	MUTUAL FUND OPERATIONS

	SAXON & CO.	5.10
	PO BOX 7780
	PHILADELPHIA PA 19182-0001
INSTITUTIONAL GLOBAL FOCUSED GROWTH EQUITY FUND	NATIONAL FINANCIAL SERVICES	75.25(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	SEI PRIVATE TRUST COMPANY	24.75
	C/O SUNTRUST BANK
FUND	SHAREHOLDER	%
INSTITUTIONAL GLOBAL GROWTH EQUITY FUND	CRODA INC DEF BENEFIT PL MASTER TR	6.15
	C/O STATE STREET BANK AND TRUST CO
	801 PENNSYLVANIA AVE
	TOWER 1 -5TH FL ATTN STEVE CHILES
	801 PENNSYLVANIA AVE
	KANSAS CITY MO 64105-1307

	LONGWOOD FOUNDATION INC	54.06(b)
	100 W 10TH ST
	WILMINGTON DE 19801-1694

	STATE STREET BANK AND TRUST AS	27.21(b)
	TTEE FOR MASTER TRUST FOR DEFINED
	BENEFIT PLANS OF SYNGENTA CORP
	801 PENNSYLVANIA AVE
	KANSAS CITY MO 64105-1307

	T ROWE PRICE ASSOCIATES	7.66
	ATTN FINANCIAL REPORTING DEPT
INSTITUTIONAL GLOBAL MULTI-SECTOR BOND FUND	CAPINCO C/O US BANK NA	12.05
	1555 N RIVERCENTER DR STE 302
	MILWAUKEE WI 53212-3958

	NATIONAL FINANCIAL SERVICES	21.17
	FOR THE EXCLUSIVE BENEFIT

	OF OUR CUSTOMERS

	YOUNG WOMEN'S CHRISTIAN ASSOCIATION	66.20(b)
	RETIREMENT FUND
	52 VANDERBILT AVE
	FL 6 ATTN: JANE TUIS
	NEW YORK NY 10017-3847
INSTITUTIONAL GLOBAL VALUE EQUITY FUND	T ROWE PRICE ASSOCIATES	100.00(d)
	ATTN FINANCIAL REPORTING DEPT
FUND	SHAREHOLDER	%
INSTITUTIONAL HIGH YIELD FUND	BREAD & CO	6.21
	C/O T ROWE PRICE ASSOC
	ATTN BALANCED FUND
	100 EAST PRATT ST
	BALTIMORE MD 21202-1009

	GOLDMAN SACHS & CO	20.10
	EXCLUSIVE BENEFIT OF CUSTOMERS

	NATIONAL FINANCIAL SERVICES	25.37(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TUNA & CO	13.42
	C/O T ROWE PRICE ASSOC
	ATTN NEW INCOME FUND
INSTITUTIONAL INTERNATIONAL BOND FUND	CHARLES SCHWAB & CO INC	6.33
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUND DEPT

	LADYBIRD & CO	22.82
	C/O T ROWE PRICE ASSOC
	ATTN PERS STRATEGY INCOME FD

	LADYBUG & CO	22.25

	LAKESIDE & CO	7.87
	C/O T ROWE PRICE ASSOC
	ATTN PERS STRATEGY GROWTH FUND

	PERSHING LLC	25.22(b)
INSTITUTIONAL INTERNATIONAL CORE EQUITY FUND	DEKALB COUNTY PENSION PLAN	87.93(b)
	1300 COMMERCE DRIVE 4TH FLOOR
	DECATUR GA 30030-3222

	WELLS FARGO BANK NA FBO	9.10
	NPPD FOREIGN EQUITY FUND
FUND	SHAREHOLDER	%
INSTITUTIONAL INTERNATIONAL GROWTH EQUITY FUND	BNA FOREIGN EQUITY FUND	16.59
	ATTN MR PAUL BLAKELY

	1801 S BELL ST
	ARLINGTON VA 22202-4506

	BRICS & CO FBO	12.60
	LINK BELT PENSION - T ROWE PRICE
	14201 NORTH DALLAS PARKWAY
	13TH FL TX1-J165
	DALLAS TX 75254-2916

	SAXON & CO.	5.05

	STATE STREET BANK & TRUST CO CUST	22.36
	HOUSTON METRO TRANSIT AUTHORITY
	FUND-MTA NON-UNION
	805 PENNSYLVANIA AVE
	TOWER 2-5TH FLOOR
	KANSAS CITY MO 64105-1307

	STATE STREET BANK & TRUST CO CUST	29.27(b)
	HOUSTON METRO TRANSIT AUTHORITY
	FUND-MTA UNION

	THE CHURCH FOUNDATION	9.68
	BROSSMAN HALL
INSTITUTIONAL LARGE-CAP CORE GROWTH FUND	GREAT-WEST TRUST CO.	7.73
	RETIREMENT PLANS

	MERCER TRUST COMPANY TTEE FBO	8.20
	THE MALLINCKRODT PHARMACEUTICAL
	RET. SAV. AND INVESTMENT PLAN
	ATTN DC PLAN ADMIN MS N-3-E
	1 INVESTORS WAY
	NORWOOD MA 02062-1599

	NATIONAL FINANCIAL SERVICES	21.15
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	STATE STREET CORP TR	7.78
	FBO HALLMARK CARDS INC
	2 AVENUE DE LAFAYETTE, LCC3S
	MAIL STOP 308
	BOSTON MA 02111-1750
FUND	SHAREHOLDER	%
INSTITUTIONAL LARGE-CAP GROWTH FUND	BANK OF AMERICA NA TRUSTEE FOR	12.13
	THE BANK OF AMERICA 401K PLAN
	700 LOUISIANA ST
	HOUSTON TX 77002-2700

	CHARLES SCHWAB & CO INC	6.08

	REINVEST ACCOUNT

	EDWARD D JONES & CO	9.01
	FOR THE BENEFIT OF CUSTOMERS

	MLPF&S FOR THE SOLE BENEFIT OF	7.89
	ITS CUSTOMERS

	NATIONAL FINANCIAL SERVICES	12.33
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
INSTITUTIONAL LARGE-CAP VALUE FUND	CHARLES SCHWAB & CO INC	11.84
	REINVEST ACCOUNT

	JPMORGAN CHASE BANK NA TTEE/CUST	5.27
	FOR TIAA-CREF RETIREMENT PLANS

	NATIONAL FINANCIAL SERVICES	39.72(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PRUDENTIAL BANK & TRUST FSB TTEE	7.85
	NEW YORK METRO TRANSIT AUTHORITY
	ATTN: ANDREW F LEVESQUE
	280 TRUMBULL STREET
	ONE COMMERCIAL PLAZA
	HARTFORD CT 06103-3509
INSTITUTIONAL LONG DURATION CREDIT FUND	T ROWE PRICE ASSOCIATES	100.00(d)
	ATTN FINANCIAL REPORTING DEPT
FUND	SHAREHOLDER	%
INSTITUTIONAL MID-CAP EQUITY GROWTH FUND	JP MORGAN CHASE TR	6.17
	FBO PEARSON INC RETIREMENT PLAN
	C/O JP MORGAN RPS MGMT RPTG TEAM
	11500 OUTLOOK ST
	OVERLAND PARK KS 66211-1804

	KY PUBLIC EMP DEF COMP AUTHORITY	6.63
	C/O NATIONWIDE AS CUSTODIAN &
	RECORDKEEPER
	IPO PORTFOLIO ACCOUNTING
	PO BOX 182029
	COLUMBUS OH 43218-2029

	MAC & CO	5.41
	MUTUAL FUND OPERATIONS

	NATIONAL FINANCIAL SERVICES	25.80(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RETIREMENT PLAN SERVICES TR	17.04
	OMNIBUS DST
	TRP INSTL MID CAP EQUITY GROWTH

	VANGUARD FIDUCIARY TRUST COMPANY	8.05
	T ROWE INSTITUTIONAL CLASS
	ATTN OUTSIDE FUNDS/SCOTT GELLERT

	WELLS FARGO BANK FBO	5.48
	LOWES 401 K PLAN
INSTITUTIONAL SMALL-CAP STOCK FUND	NATIONAL FINANCIAL SERVICES	62.45(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PIMS/PRUDENTIAL RETIREMENT	7.73
	AS NOMINEE FOR THE TTEE/CUST PL 720
	UNION BANK 401 K PLAN
	400 CALIFORNIA ST FL 10
	SAN FRANCISCO CA 94104-1318

	VANGUARD FIDUCIARY TRUST COMPANY	15.96
	T ROWE INSTITUTIONAL CLASS
	ATTN OUTSIDE FUNDS/SCOTT GELLERT
FUND	SHAREHOLDER	%
INSTITUTIONAL U.S. STRUCTURED RESEARCH FUND	CAPINCO C/O US BANK NA	20.70

	MCWOOD & CO	8.06

	NATIONAL FINANCIAL SERVICES	7.04
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	THE HARRY AND JEANETTE WEINBERG	6.27
	FOUNDATION INC
	7 PARK CENTER CT
	OWINGS MILLS MD 21117-4200

	WELLS FARGO BANK NA FBO	5.55
	UCARE MINNESOTA
	PO BOX 1533
	MINNEAPOLIS MN 55480-1533

	WELLS FARGO BANK NA FBO	7.42
	PHP-T ROWE PRIC INSTL STRUCTRD RSRC
INTERNATIONAL BOND FUND	EDWARD D JONES & CO	17.24
	SHAREHOLDER ACCOUNTING
	ATTN MUTUAL FUND

	RETIREMENT PORTFOLIO 2015	5.21

	RETIREMENT PORTFOLIO 2020	10.19

	RETIREMENT PORTFOLIO 2025	5.38

	RETIREMENT PORTFOLIO 2030	6.17

	SPECTRUM INCOME FUND	14.09
	T ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT
INTERNATIONAL BOND FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	7.59
	REINVEST ACCOUNT

	ING NATIONAL TRUST	6.77
	1 ORANGE WAY B3N
	WINDSOR CT 06095-4774

	MORGAN STANLEY SMITH BARNEY	40.90(b)

	NATIONAL FINANCIAL SERVICES	8.53
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	13.73
FUND	SHAREHOLDER	%
INTERNATIONAL DISCOVERY FUND	CHARLES SCHWAB & CO INC	7.51
	REINVEST ACCOUNT

	EDWARD D JONES & CO	6.19
	FOR THE BENEFIT OF CUSTOMERS

	NATIONAL FINANCIAL SERVICES	11.38
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	VANGUARD FIDUCIARY TRUST COMPANY	10.61
	T ROWE PRICE RETAIL CLASS FUNDS
	ATTN OUTSIDE FUNDS
INTERNATIONAL EQUITY INDEX FUND	T ROWE PRICE RETIREMENT PLAN SERVICES TR	15.35
	OMNIBUS PLAN #
	NEW BUSINESS-CONV ASSTS
INTERNATIONAL GROWTH & INCOME FUND	RETIREMENT PORTFOLIO 2040	11.91

	RETIREMENT PORTFOLIO 2015	5.25

	RETIREMENT PORTFOLIO 2020	13.91

	RETIREMENT PORTFOLIO 2025	10.11

	RETIREMENT PORTFOLIO 2030	15.67

	RETIREMENT PORTFOLIO 2035	8.42

	SPECTRUM GROWTH FUND	5.73
	T ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT
	100 EAST PRATT STREET
	BALTIMORE MD 21202-1009
INTERNATIONAL GROWTH & INCOME FUND—ADVISOR	AMERICAN UNITED LIFE	7.69
CLASS	AMERICAN UNIT INVESTMENT TRUST
	ATTN SEPARATE ACCOUNTS

	NATIONAL FINANCIAL SERVICES	9.43
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	26.98(b)

	STATE STREET CORP TTEE	27.53(b)
	FBO ADP ACCESS
FUND	SHAREHOLDER	%
INTERNATIONAL GROWTH & INCOME FUND—R CLASS	AMERICAN UNITED LIFE	15.25
	SEPARATE ACCOUNT II

	DCGT AS TTEE AND/OR CUST	7.86
	FBO PRINCIPAL FINANCIAL GROUP
	QUALIFIED PRIN ADVTG OMNIBUS
	ATTN NPIO TRADE DESK

	EMJAY CORP CUST	6.58
	FBO PLANS OF RPSA CUSTOMERS
	C/O GREAT WEST
	8515 E ORCHARD RD 2T2
	GREENWOOD VLG CO 80111-5002

	NATIONWIDE TRUST CO FSB	7.21
	C/O IPO PORTFOLIO ACCTG

	STATE STREET CORP TTEE	35.80(b)
	FBO ADP ACCESS
INTERNATIONAL STOCK FUND	EDWARD D JONES & CO	9.44
	FOR THE BENEFIT OF CUSTOMERS

	RETIREMENT PORTFOLIO 2040	7.97

	RETIREMENT PORTFOLIO 2020	9.21

	RETIREMENT PORTFOLIO 2025	6.72

	RETIREMENT PORTFOLIO 2030	10.41

	RETIREMENT PORTFOLIO 2035	5.63
INTERNATIONAL STOCK FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	90.19(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
FUND	SHAREHOLDER	%
INTERNATIONAL STOCK FUND—R CLASS	AMERICAN UNITED LIFE	32.03(b)
	SEPARATE ACCOUNT II

	AMERICAN UNITED LIFE	10.27
	AMERICAN UNIT TRUST
	ATTN SEPARATE ACCOUNTS

	CAPITAL BANK & TRUST COMPANY TTEE	12.42
	C/O FASCORE LLC
	PATTCO LLC 401K

	DCGT AS TTEE AND/OR CUST	5.48
	FBO PRINCIPAL FINANCIAL GROUP
	QUALIFIED FIA OMNIBUS
	ATTN NPIO TRADE DESK

	DCGT AS TTEE AND/OR CUST	5.80
	FBO PRINCIPAL FINANCIAL GROUP
	QUALFIED PRIN ADVTG OMNIBUS
	ATTN NPIO TRADE DESK

	NATIONWIDE TRUST CO FSB	8.74
	C/O IPO PORTFOLIO ACCTG
INVESTMENT-GRADE CORPORATE MULTI-SECTOR	ALLEN & COMPANY	16.33
ACCOUNT PORTFOLIO	711 5TH AVE FL 9
	NEW YORK NY 10022-3168

	BALTIMORE EQUITABLE INSURANCE	9.20
	ATTN SHARON V WOODWARD

	CBE OF NEW BRUNSWICK	23.13
	IG CORPORATE MAP

	ILLINOIS STUDENT ASSISTANCE	24.54
	COMMISSION
	ATTN: KENT CUSTER

	ST PAUL TEACHERS RET FUND ASSOC	7.52
	ATTN PAUL DOANE EXEC DIRECTOR

	T ROWE PRICE ASSOCIATES	19.28
	ATTN FINANCIAL REPORTING DEPT
JAPAN FUND	MORGAN STANLEY SMITH BARNEY	15.41

	SPECTRUM INTERNATIONAL FUND	19.66

	T ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT
FUND	SHAREHOLDER	%
LATIN AMERICA FUND	CHARLES SCHWAB & CO INC	6.91
	REINVEST ACCOUNT

	PERSHING LLC	6.59
MARYLAND SHORT-TERM TAX-FREE BOND FUND	CHARLES SCHWAB & CO INC	9.71
	REINVEST ACCOUNT
MARYLAND TAX-FREE BOND FUND	CHARLES SCHWAB & CO INC	6.01
	REINVEST ACCOUNT
MARYLAND TAX-FREE MONEY FUND	PERSHING LLC	6.98
	FOR EXCLUSIVE BENEFIT OF TRP MONEY
	FUND CUSTOMER ACCOUNTS
MEDIA & TELECOMMUNICATIONS FUND	CHARLES SCHWAB & CO INC	5.86
	REINVEST ACCOUNT

	NATIONAL FINANCIAL SERVICES	5.10
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE TRUST CO	6.99
	MEDIA & TELECOMMUNICATION FUND
MID-CAP GROWTH FUND	CHARLES SCHWAB & CO INC	7.91
	REINVEST ACCOUNT

	NATIONAL FINANCIAL SERVICES	12.65
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE TRUST CO	14.32
	ATTN: ASSET RECONCILIATIONS
	P O BOX 17215
	BALTIMORE MD 21297-1215
MID-CAP GROWTH FUND—ADVISOR CLASS	ING NATIONAL TRUST AS TRUSTEE FOR	8.17
	THE ADP TOTALSOURCE RETIREMENT
	SAVINGS PLAN
	30 BRAINTREE HILL OFFICE PARK
	BRAINTREE MA 02184-8747

	MLPF&S FOR THE SOLE BENEFIT OF	6.84
	ITS CUSTOMERS

	MORGAN STANLEY SMITH BARNEY	5.76

	NATIONAL FINANCIAL SERVICES	24.31
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	NATIONWIDE TRUST CO FSB	5.05

	C/O IPO PORTFOLIO ACCTG
	FBO PARTICIPATING RETIREMENT PLANS (VNRS)
FUND	SHAREHOLDER	%
MID-CAP GROWTH FUND—R CLASS	AMERICAN UNITED LIFE	10.59
	SEPARATE ACCOUNT II

	ING LIFE INSURANCE & ANNUITY CO	16.25
	1 ORANGE WAY B3N
	WINDSOR CT 06095-4774

	LINCOLN RETIREMENT SERVICES COMPANY	5.36
	FBO VITAS HEALTHCARE CORPORATION 40
	PO BOX 7876
	FORT WAYNE IN 46801-7876

	NATIONWIDE TRUST CO FSB	12.64
	C/O IPO PORTFOLIO ACCTG

	SUNTRUST BANK FBO	12.59
	VARIOUS SUNTRUST OMNIBUS ACCOUNTS
MID-CAP VALUE FUND	NATIONAL FINANCIAL SERVICES	9.71
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RETIREMENT PORTFOLIO 2020	5.10

	RETIREMENT PORTFOLIO 2030	5.73

	T ROWE PRICE RETIREMENT PLAN SERVICES TR	7.68
	PLAN # OMNIBUS ACCT
	NEW BUSINESS GROUP FOR
MID-CAP VALUE FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	64.21(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
MID-CAP VALUE FUND—R CLASS	ING LIFE INSURANCE & ANNUITY CO	8.41

	NATIONWIDE TRUST CO FSB	18.39
	C/O IPO PORTFOLIO ACCTG

	STATE STREET CORP TTEE	34.43(b)
	FBO ADP ACCESS

	SUNTRUST BANK FBO	7.11
	VARIOUS SUNTRUST OMNIBUS ACCOUNTS
FUND	SHAREHOLDER	%
MORTGAGE-BACKED SECURITIES MULTI-SECTOR ACCOUNT	ALLEN & COMPANY	19.46
PORTFOLIO
	BALTIMORE EQUITABLE INSURANCE	16.18
	ATTN SHARON V WOODWARD

	ILLINOIS STUDENT ASSISTANCE	42.99(b)
	COMMISSION
	ATTN: KENT CUSTER

	T ROWE PRICE ASSOCIATES	17.64
	ATTN FINANCIAL REPORTING DEPT
NEW AMERICA GROWTH FUND	CHARLES SCHWAB & CO INC	11.36
	REINVEST ACCOUNT

	NATIONAL FINANCIAL SERVICES	19.43
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE TRUST CO	6.31
	ATTN TRPS INST CONTROL DEPT
NEW AMERICA GROWTH FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	15.07
	REINVEST ACCOUNT

	DCGT AS TTEE AND/OR CUST	5.35
	FBO PRINCIPAL FINANCIAL GROUP
	QUALFIED FIA OMNIBUS
	ATTN NPIO TRADE DESK

	MERCER TRUST COMPANY TTEE FBO	5.39
	PENSION FUND SUPP ANNUITY PLAN
	CHICAGO DIST COUNCIL OF CARPENTERS
	ATTN DC PLAN ADMIN MS N-2-E

	NATIONAL FINANCIAL SERVICES	16.58
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	VRSCO	6.78
	FBO AIGFSB CUST TTEE FBO
	WAKEMED RET SAV PLAN 403B
	2929 ALLEN PKWY STE A6-20
	HOUSTON TX 77019-7117
NEW ASIA FUND	CHARLES SCHWAB & CO INC	5.61
	REINVEST ACCOUNT

	NATIONAL FINANCIAL SERVICES	15.16
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
FUND	SHAREHOLDER	%
NEW ERA FUND	CHARLES SCHWAB & CO INC	7.67
	REINVEST ACCOUNT

	NATIONAL FINANCIAL SERVICES	15.44
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

NEW HORIZONS FUND	NATIONAL FINANCIAL SERVICES	10.50
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE TRUST CO	11.45
	ATTN: TRPS INST CONTROL DEPT
NEW INCOME FUND	EDWARD D JONES & CO	7.13
	FOR THE BENEFIT OF CUSTOMERS

	JP MORGAN CLEARING CORP OMNIBUS ACC	6.32
	FOR THE EXCLUSIVE BENEFIT
	OF CUSTOMERS

	RETIREMENT PORTFOLIO 2010	6.64

	RETIREMENT PORTFOLIO 2015	8.80

	RETIREMENT PORTFOLIO 2020	17.03

	RETIREMENT PORTFOLIO 2025	9.05

	RETIREMENT PORTFOLIO 2030	10.26

	SPECTRUM INCOME FUND	6.36
	T ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT
NEW INCOME FUND—ADVISOR CLASS	GREAT-WEST TRUST CO.	6.18
	EMPLOYEE BENEFITS CLIENTS 401K

	MORGAN STANLEY SMITH BARNEY	15.51

	NATIONAL FINANCIAL SERVICES	8.14
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	SEI PRIVATE TRUST COMPANY	8.05
	C/O EDWARD JONES TRUST CO ID 839
	ATTN MUTUAL FUNDS ADMINISTRATOR
FUND	SHAREHOLDER	%
NEW INCOME FUND—R CLASS	LINCOLN RETIREMENT SERVICES COMPANY	8.10
	FBO MUELLER INC 401K

	NATIONWIDE TRUST CO FSB	13.39
	C/O IPO PORTFOLIO ACCTG

	PAUL HEIDBRINK FBO	7.80
	PAUL R HEIDBRINK 401 K PROFIT
	SHARING PLAN & TRUST
	PO 560095
	ORLANDO FL 32856-0095

	STATE STREET CORP TTEE	16.47
	FBO ADP ACCESS

	THOMAS L KNUTSON TTEE FBO	11.92
	C/O FASCORE LLC
	WAGNER DIE SUPPLY INC 401K PSP
NEW JERSEY TAX-FREE BOND FUND	NATIONAL FINANCIAL SERVICES	17.79
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
NEW YORK TAX-FREE MONEY FUND	H MARK GLASBERG	11.44
	PAULA D GLASBERG JT TEN T O D
	NEW YORK NY
OVERSEAS STOCK FUND	RETIREMENT PORTFOLIO 2040	11.91

	RETIREMENT PORTFOLIO 2015	5.28

	RETIREMENT PORTFOLIO 2020	13.90

	RETIREMENT PORTFOLIO 2025	10.07

	RETIREMENT PORTFOLIO 2030	15.63

	RETIREMENT PORTFOLIO 2035	8.51
PERSONAL STRATEGY BALANCED FUND	MAC & CO	6.70
	MUTUAL FUND OPERATIONS

	NATIONAL FINANCIAL SERVICES	9.62
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE TRUST CO	15.50
	BALANCED
	ATTN ASSET RECONCILIATION
FUND	SHAREHOLDER	%
PERSONAL STRATEGY GROWTH FUND	NATIONAL FINANCIAL SERVICES	7.96
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE TRUST CO	12.22
	ATTN GROWTH ASSET
PERSONAL STRATEGY INCOME FUND	NATIONAL FINANCIAL SERVICES	7.10
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE TRUST CO	6.70
	INCOME
	ATTN ASSET RECONCILIATION
PRIME RESERVE FUND	T ROWE PRICE TRUST CO	6.23
	ATTN: TRPS INST CONTROL DEPT

REAL ASSETS FUND	RETIREMENT PORTFOLIO 2040	12.57

	RETIREMENT PORTFOLIO 2015	5.56

	RETIREMENT PORTFOLIO 2020	14.67

	RETIREMENT PORTFOLIO 2025	10.67

	RETIREMENT PORTFOLIO 2030	16.57

	RETIREMENT PORTFOLIO 2035	8.90

	RETIREMENT PORTFOLIO 2045	5.17
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
	100 E PRATT ST FL 7
	BALTIMORE MD 21202-1009
REAL ESTATE FUND	CHARLES SCHWAB & CO INC	9.75
	REINVEST ACCOUNT

	FIRST CLEARING LLC	7.02
	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMERS
	2801 MARKET ST
	SAINT LOUIS MO 63103-2523

	PERSHING LLC	15.00
REAL ESTATE FUND—ADVISOR CLASS	MAXIM SERIES FUND INC	27.44(b)
	8515 E ORCHARD RD 2T2
	GREENWOOD VLG CO 80111-5002

	NATIONAL FINANCIAL SERVICES	38.98(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
FUND	SHAREHOLDER	%
RETIREMENT 2005 FUND	NATIONAL FINANCIAL SERVICES	7.82
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RETIREMENT PLAN SERVICES TR	23.02
	OMNIBUS ACCOUNT
	RETIREMENT
RETIREMENT 2005 FUND—ADVISOR CLASS	DCGT AS TTEE AND/OR CUST	6.67
	FBO PRINCIPAL FINANCIAL GROUP
	QUALIFIED FIA OMNIBUS
	ATTN NPIO TRADE DESK

	LINCOLN RETIREMENT SERVICES COMPANY	5.22
	FBO GROENDYKE TRANSPORT 401 K PLAN

	NATIONAL FINANCIAL SERVICES	31.24(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RELIANCE TRUST COMPANY FBO	8.38
	RETIREMENT PLANS SERVICED BY METLIFE
RETIREMENT 2005 FUND—R CLASS	ING LIFE INSURANCE & ANNUITY CO	5.31

	NFS LLC FEBO	73.75(b)
	STATE STREET BANK TRUST CO
	TTEE VARIOUS RETIREMENT PLANS
RETIREMENT 2010 FUND	NATIONAL FINANCIAL SERVICES	11.90
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RETIREMENT PLAN SERVICES TR	21.73
	OMNIBUS ACCOUNT
	RETIREMENT 2010
RETIREMENT 2010 FUND—ADVISOR CLASS	MASSACHUSETTS MUTUAL LIFE	6.15
	INSURANCE CO
	ATTN RS FUND OPERATIONS
	1295 STATE ST MIP C105
	SPRINGFIELD MA 01111-0001

	NATIONAL FINANCIAL SERVICES	18.45
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TAYNIK & CO	8.65
	C/O INVESTORS BANK & TRUST
	PO BOX 9130
	BOSTON MA 02117-9130
FUND	SHAREHOLDER	%
RETIREMENT 2010 FUND—R CLASS	ING LIFE INSURANCE & ANNUITY CO	5.04

	MASSACHUSETTS MUTUAL LIFE	5.14
	INSURANCE CO
	ATTN RS FUND OPERATIONS

	NFS LLC FEBO	7.16
	STATE STREET BANK TRUST CO
	TTEE VARIOUS RETIREMENT PLANS

	STATE STREET CORP TTEE	23.24
	FBO ADP ACCESS

	SUNTRUST BANK FBO	5.85
	VARIOUS SUNTRUST OMNIBUS ACCOUNTS

	TAYNIK & CO	6.16

	C/O STATE STREET BANK
	1200 CROWN COLONY DR
	QUINCY MA 02169-0938
RETIREMENT 2015 FUND	NATIONAL FINANCIAL SERVICES	13.70
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RETIREMENT PLAN SERVICES TR	33.19(e)
	OMNIBUS ACCOUNT
	RETIREMENT
RETIREMENT 2015 FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	22.88
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RELIANCE TRUST COMPANY FBO	9.41
	RETIREMENT PLANS SERVICED BY METLIFE
RETIREMENT 2015 FUND—R CLASS	ING LIFE INSURANCE & ANNUITY CO	24.12

	NFS LLC FEBO	9.00
	STATE STREET BANK TRUST CO
	TTEE VARIOUS RETIREMENT PLANS

	STATE STREET CORP TTEE	15.35
	FBO ADP ACCESS
RETIREMENT 2020 FUND	NATIONAL FINANCIAL SERVICES	15.86
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RETIREMENT PLAN SERVICES TR	33.60(e)
	OMNIBUS ACCOUNT
	RETIREMENT 2020
FUND	SHAREHOLDER	%
RETIREMENT 2020 FUND—ADVISOR CLASS	MASSACHUSETTS MUTUAL LIFE	7.36
	INSURANCE CO
	ATTN RS FUND OPERATIONS

	NATIONAL FINANCIAL SERVICES	18.15
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TAYNIK & CO	8.02
	C/O INVESTORS BANK & TRUST
RETIREMENT 2020 FUND—R CLASS	ING LIFE INSURANCE & ANNUITY CO	5.85

	MASSACHUSETTS MUTUAL LIFE	5.20
	INSURANCE CO
	ATTN RS FUND OPERATIONS

	NFS LLC FEBO	5.05
	STATE STREET BANK TRUST CO

	TTEE VARIOUS RETIREMENT PLANS

	STATE STREET CORP TTEE	25.92(b)
	FBO ADP ACCESS

	TAYNIK & CO	6.48
	C/O STATE STREET BANK
RETIREMENT 2025 FUND	NATIONAL FINANCIAL SERVICES	16.20
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RETIREMENT PLAN SERVICES TR	39.82(e)
	OMNIBUS ACCOUNT
	RETIREMENT
RETIREMENT 2025 FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	24.50
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RELIANCE TRUST COMPANY FBO	8.89
	RETIREMENT PLANS SERVICED BY METLIFE
RETIREMENT 2025 FUND—R CLASS	ING LIFE INSURANCE & ANNUITY CO	27.85(b)

	NFS LLC FEBO	7.46
	STATE STREET BANK TRUST CO
	TTEE VARIOUS RETIREMENT PLANS

	STATE STREET CORP TTEE	17.47
	FBO ADP ACCESS
FUND	SHAREHOLDER	%
RETIREMENT 2030 FUND	NATIONAL FINANCIAL SERVICES	16.39
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RETIREMENT PLAN SERVICES TR	35.06(e)
	OMNIBUS ACCOUNT
	RETIREMENT 2030
RETIREMENT 2030 FUND—ADVISOR CLASS	MASSACHUSETTS MUTUAL LIFE	7.48
	INSURANCE CO
	ATTN RS FUND OPERATIONS

	NATIONAL FINANCIAL SERVICES	17.43
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TAYNIK & CO	8.74
	C/O INVESTORS BANK & TRUST
RETIREMENT 2030 FUND—R CLASS	ING LIFE INSURANCE & ANNUITY CO	5.03

	MASSACHUSETTS MUTUAL LIFE	5.93
	INSURANCE CO

	ATTN RS FUND OPERATIONS

	STATE STREET CORP TTEE	29.66(b)
	FBO ADP ACCESS

	TAYNIK & CO	7.33
	C/O STATE STREET BANK
RETIREMENT 2035 FUND	NATIONAL FINANCIAL SERVICES	17.14
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RETIREMENT PLAN SERVICES TR	40.70(e)
	OMNIBUS ACCOUNT
	RETIREMENT
RETIREMENT 2035 FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	24.38
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RELIANCE TRUST COMPANY FBO	7.74
	RETIREMENT PLANS SERVICED BY METLIFE
RETIREMENT 2035 FUND—R CLASS	ING LIFE INSURANCE & ANNUITY CO	28.35(b)

	STATE STREET CORP TTEE	19.23
	FBO ADP ACCESS
FUND	SHAREHOLDER	%
RETIREMENT 2040 FUND	NATIONAL FINANCIAL SERVICES	17.37
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RETIREMENT PLAN SERVICES TR	34.55(e)
	OMNIBUS ACCOUNT
	RETIREMENT 2040
RETIREMENT 2040 FUND—ADVISOR CLASS	MASSACHUSETTS MUTUAL LIFE	7.27
	INSURANCE CO
	ATTN RS FUND OPERATIONS

	NATIONAL FINANCIAL SERVICES	16.98
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TAYNIK & CO	7.98
	C/O INVESTORS BANK & TRUST

	WELLS FARGO BANK FBO	5.85
	VARIOUS RETIREMENT PLANS
RETIREMENT 2040 FUND—R CLASS	MASSACHUSETTS MUTUAL LIFE	5.18
	INSURANCE CO
	ATTN RS FUND OPERATIONS

	NFS LLC FEBO	5.56

	STATE STREET BANK TRUST CO
	TTEE VARIOUS RETIREMENT PLANS

	STATE STREET CORP TTEE	32.20(b)
	FBO ADP ACCESS

	TAYNIK & CO	6.67
	C/O STATE STREET BANK
RETIREMENT 2045 FUND	NATIONAL FINANCIAL SERVICES	18.38
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RETIREMENT PLAN SERVICES TR	41.83(e)
	OMNIBUS ACCOUNT
	RETIREMENT
FUND	SHAREHOLDER	%
RETIREMENT 2045 FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	5.36
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	28.26(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RELIANCE TRUST COMPANY FBO	8.69
	RETIREMENT PLANS SERVICED BY METLIFE
RETIREMENT 2045 FUND—R CLASS	ING LIFE INSURANCE & ANNUITY CO	29.05(b)

	NFS LLC FEBO	5.49
	STATE STREET BANK TRUST CO
	TTEE VARIOUS RETIREMENT PLANS

	STATE STREET CORP TTEE	19.89
	FBO ADP ACCESS

	TAYNIK & CO	5.37
	C/O STATE STREET BANK
RETIREMENT 2050 FUND	NATIONAL FINANCIAL SERVICES	20.63
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RETIREMENT PLAN SERVICES TR	34.09(e)
	OMNIBUS ACCOUNT
	RETIREMENT
RETIREMENT 2050 FUND—ADVISOR CLASS	FIFTH THIRD BANK TR	6.99
	FBO CINTAS PARTNERS PLAN
	ATTN MICHELLE HODGEMAN MD 1090C7
	38 FOUNTAIN SQUARE PLAZA
	CINCINNATI OH 45202-3191

	MASSACHUSETTS MUTUAL LIFE	6.60
	INSURANCE CO
	ATTN RS FUND OPERATIONS

	NATIONAL FINANCIAL SERVICES	19.28
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TAYNIK & CO	8.66
	C/O INVESTORS BANK & TRUST
RETIREMENT 2050 FUND—R CLASS	STATE STREET CORP TTEE	34.99(b)
	FBO ADP ACCESS

	TAYNIK & CO	9.27
	C/O STATE STREET BANK
FUND	SHAREHOLDER	%
RETIREMENT 2055 FUND	NATIONAL FINANCIAL SERVICES	16.71
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RETIREMENT PLAN SERVICES TR	37.80(e)
	OMNIBUS ACCOUNT
	RETIREMENT
RETIREMENT 2055 FUND—ADVISOR CLASS	GREAT-WEST TRUST CO.	5.38
	EMPLOYEE BENEFITS CLIENTS

	NATIONAL FINANCIAL SERVICES	29.92(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RELIANCE TRUST COMPANY FBO	8.22
	RETIREMENT PLANS SERVICED BY METLIFE
RETIREMENT 2055 FUND—R CLASS	AXA EQUITABLE FOR SA NO 65	5.16
	500 PLAZA DR FL 7
	SECAUCUS NJ 07094-3619

	ING LIFE INSURANCE & ANNUITY CO	19.47

	NFS LLC FEBO	7.63
	STATE STREET BANK TRUST CO
	TTEE VARIOUS RETIREMENT PLANS

	STATE STREET CORP TTEE	30.00(b)
	FBO ADP ACCESS
RETIREMENT INCOME FUND	NATIONAL FINANCIAL SERVICES	15.18
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RETIREMENT PLAN SERVICES TR	18.41
	OMNIBUS ACCOUNT

	RETIREMENT INCOME
RETIREMENT INCOME FUND—ADVISOR CLASS	MASSACHUSETTS MUTUAL LIFE	6.99
	INSURANCE CO
	ATTN RS FUND OPERATIONS

	NATIONAL FINANCIAL SERVICES	14.86
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TAYNIK & CO	6.98
	C/O INVESTORS BANK & TRUST
FUND	SHAREHOLDER	%
RETIREMENT INCOME FUND—R CLASS	ING LIFE INSURANCE & ANNUITY CO	8.22

	PIMS/PRUDENTIAL RETIREMENT	10.65
	AS NOMINEE FOR THE TTEE/CUST PL 701
	NEPC - TAFT HARTLEY IRONWORKERS
	PO BOX 30124
	SALT LAKE CTY UT 84130-0124

	STATE STREET CORP TTEE	29.33(b)
	FBO ADP ACCESS
SCIENCE & TECHNOLOGY FUND	T ROWE PRICE RETIREMENT PLAN SERVICES TR	15.11
	OMNIBUS PLAN #
	NEW BUSINESS-CONV ASSTS
SCIENCE & TECHNOLOGY FUND—ADVISOR CLASS	JOHN HANCOCK LIFE	74.86(b)
	INSURANCE CO USA

	NATIONAL FINANCIAL SERVICES	14.61
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
SHORT-TERM BOND FUND	EDWARD D JONES & CO	7.18
	SHAREHOLDER ACCOUNTING
	ATTN MUTUAL FUND

	NATIONAL FINANCIAL SERVICES	5.97
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	SPECTRUM INCOME FUND	9.59
	T ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT
SHORT-TERM BOND FUND—ADVISOR CLASS	ASSETMARK TRUST COMPANY FBO	5.36
	ASSETMARK, INC & MUTUAL CLIENTS
	& FBO OTHER CUSTODIAL CLIENTS

	NATIONAL FINANCIAL SERVICES	48.43(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	SEI PRIVATE TRUST COMPANY	15.20
	C/O EDWARD JONES TRUST CO ID 839

	TD AMERITRADE INC	5.95
	FBO OUR CUSTOMERS
FUND	SHAREHOLDER	%
SMALL-CAP STOCK FUND	MINNESOTA STATE RETIREMENT SYSTEM	6.25
	DEFINED CONTRIBUTION PLANS
	60 EMPIRE DR STE 300
	SAINT PAUL MN 55103-3000

	NATIONAL FINANCIAL SERVICES	11.11
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE TRUST CO	9.61
	T R P O T C FUND
	ATTN R P S CONTROL DEPT
SMALL-CAP STOCK FUND—ADVISOR CLASS	FIFTH THIRD BANK TR	11.41
	FBO CINTAS PARTNERS PLAN
	ATTN MICHELLE HODGEMAN MD 1090C7

	NATIONAL FINANCIAL SERVICES	25.77(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	WELLS FARGO BANK FBO	11.08
	FBO VARIOUS RETIREMENT PLANS
SMALL-CAP VALUE FUND	NATIONAL FINANCIAL SERVICES	11.24
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE TRUST CO	16.86
	ATTN: TRPS INST CONTROL DEPT
SMALL-CAP VALUE FUND—ADVISOR CLASS	ICMA RETIREMENT TRUST	11.21

	ICMA RETIREMENT TRUST NAV	18.22

	JOHN HANCOCK LIFE	14.41
	INSURANCE CO USA

	NATIONAL FINANCIAL SERVICES	18.02
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
SPECTRUM GROWTH FUND	T ROWE PRICE TRUST CO	9.16
	ATTN: TRPS INST CONTROL DEPT
SPECTRUM INCOME FUND	T ROWE PRICE TRUST CO	14.50
	ATTN: TRPS INST CONTROL DEPT
STRATEGIC INCOME FUND	NATIONAL FINANCIAL SERVICES	7.60
	FOR THE EXCLUSIVE BENEFIT

	OF OUR CUSTOMERS

	T ROWE PRICE ASSOCIATES	12.55
	ATTN FINANCIAL REPORTING DEPT
FUND	SHAREHOLDER	%
STRATEGIC INCOME FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	16.33
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUND DEPT

	LPL FINANCIAL	6.91
	9785 TOWNE CENTRE DR
	SAN DIEGO CA 92121-1968

	NATIONAL FINANCIAL SERVICES	10.06
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	36.57(b)

	TD AMERITRADE INC	14.09
	FBO OUR CUSTOMERS
SUMMIT CASH RESERVES FUND	T ROWE PRICE ASSOCIATES	13.91
	ATTN FINANCIAL REPORTING DEPT

	T ROWE PRICE TRUST CO	9.51
	ATTN ASSET RECONCILIATIONS
SUMMIT MUNICIPAL INCOME FUND	EDWARD D JONES & CO	21.85
	SHAREHOLDER ACCOUNTING
	ATTN MUTUAL FUND

	SAXON & CO.	13.19
SUMMIT MUNICIPAL INCOME FUND—ADVISOR CLASS	PERSHING LLC	53.74(b)

	T ROWE PRICE ASSOCIATES	41.25(d)
	ATTN FINANCIAL REPORTING DEPT
SUMMIT MUNICIPAL INTERMEDIATE FUND	CHARLES SCHWAB & CO INC	9.45
	REINVEST ACCOUNT

	EDWARD D JONES & CO	21.91
	SHAREHOLDER ACCOUNTING
	ATTN MUTUAL FUND

	FIRST CLEARING LLC	11.26
	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMERS

	JP MORGAN CLEARING CORP OMNIBUS ACC	17.84
	FOR THE EXCLUSIVE BENEFIT
	OF CUSTOMERS

	SAXON & CO.	6.34
FUND	SHAREHOLDER	%
SUMMIT MUNICIPAL INTERMEDIATE FUND—ADVISOR	CHARLES SCHWAB & CO INC	68.34(b)
CLASS	REINVEST ACCOUNT

	PERSHING LLC	15.08

	T ROWE PRICE ASSOCIATES	12.89
	ATTN FINANCIAL REPORTING DEPT
SUMMIT MUNICIPAL MONEY MARKET FUND	JAMES S RIEPE	5.62
	GAIL P RIEPE TEN ENT
	COCKEYSVILLE MD
TARGET RETIREMENT 2005 FUND	ALBERT P HANN	7.31
	MYRA J HANN JT TEN
	OREGON WI

	T ROWE PRICE TRUST CO	5.24
	CUST FOR THE ROLLOVER IRA OF
	DONALD WURM

	T ROWE PRICE TRUST CO	6.68
	CUST FOR THE ROLLOVER IRA OF
	CHARLES GELLY

	T ROWE PRICE TRUST CO	8.30
	CUST FOR THE ROLLOVER IRA OF
	DANIEL N MORIN III
TARGET RETIREMENT 2005 FUND—ADVISOR CLASS	T ROWE PRICE ASSOCIATES	99.66(d)
	ATTN FINANCIAL REPORTING DEPT
TARGET RETIREMENT 2010 FUND	T ROWE PRICE RETIREMENT PLAN SERVICES TR	21.17
	OMNIBUS ACCOUNT TICKER: TRROX
	CUSIP: 74149P564
	TRP TARGET RET 2010

	T ROWE PRICE TRUST CO	5.05
	CUST FOR THE ROLLOVER IRA OF
	GEORGE FOSTER
TARGET RETIREMENT 2010 FUND—ADVISOR CLASS	T ROWE PRICE ASSOCIATES	97.59(d)
	ATTN FINANCIAL REPORTING DEPT
TARGET RETIREMENT 2015 FUND	T ROWE PRICE RETIREMENT PLAN SERVICES TR	17.19
	OMNIBUS ACCOUNT TICKER: TRRTX
	CUSIP: 74149P556
	TRP TARGET RET 2015

	T ROWE PRICE TRUST CO	5.02
	CUST FOR THE ROLLOVER IRA OF
	DENNIS W CULLEN
FUND	SHAREHOLDER	%
TARGET RETIREMENT 2015 FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	5.21
	FOR THE EXCLUSIVE BENEFIT

OF OUR CUSTOMERS

	T ROWE PRICE ASSOCIATES	94.79(d)
ATTN FINANCIAL REPORTING DEPT
TARGET RETIREMENT 2020 FUND	T ROWE PRICE RETIREMENT PLAN SERVICES TR	30.50(e)
OMNIBUS ACCOUNT TICKER: TRRUX
CUSIP: 74149P549
TRP TARGET RET 2020
TARGET RETIREMENT 2020 FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	44.19(b)
FOR THE EXCLUSIVE BENEFIT
OF OUR CUSTOMERS

	PERSHING LLC	8.76

	T ROWE PRICE ASSOCIATES	47.06(d)
ATTN FINANCIAL REPORTING DEPT
TARGET RETIREMENT 2025 FUND	T ROWE PRICE RETIREMENT PLAN SERVICES TR	49.44(e)
OMNIBUS ACCOUNT TICKER: TRRVX
CUSIP: 74149P531
TRP TARGET RET 2025
TARGET RETIREMENT 2025 FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	34.68(b)
FOR THE EXCLUSIVE BENEFIT
OF OUR CUSTOMERS

	T ROWE PRICE ASSOCIATES	65.32(d)
ATTN FINANCIAL REPORTING DEPT
TARGET RETIREMENT 2030 FUND	T ROWE PRICE RETIREMENT PLAN SERVICES TR	51.35(e)
OMNIBUS ACCOUNT TICKER: TRRWX
CUSIP: 74149P523
TRP TARGET RET 2030
TARGET RETIREMENT 2030 FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	66.74(b)
FOR THE EXCLUSIVE BENEFIT
OF OUR CUSTOMERS

	T ROWE PRICE ASSOCIATES	33.26(d)
ATTN FINANCIAL REPORTING DEPT
TARGET RETIREMENT 2035 FUND	T ROWE PRICE RETIREMENT PLAN SERVICES TR	64.90(e)
OMNIBUS ACCOUNT TICKER: RPGRX
CUSIP: 74149P515
TRP TARGET RET 2035
TARGET RETIREMENT 2035 FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	60.12(b)
FOR THE EXCLUSIVE BENEFIT
OF OUR CUSTOMERS

	T ROWE PRICE ASSOCIATES	38.49(d)
ATTN FINANCIAL REPORTING DEPT
FUND	SHAREHOLDER	%
TARGET RETIREMENT 2040 FUND	T ROWE PRICE RETIREMENT PLAN SERVICES TR	52.19(e)
OMNIBUS ACCOUNT TICKER: TRHRX
CUSIP: 74149P499

	TRP TARGET RET 2040
TARGET RETIREMENT 2040 FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	72.49(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE ASSOCIATES	27.51(d)
	ATTN FINANCIAL REPORTING DEPT
TARGET RETIREMENT 2045 FUND	T ROWE PRICE ASSOCIATES	5.53
	ATTN FINANCIAL REPORTING DEPT

	T ROWE PRICE RETIREMENT PLAN SERVICES TR	45.16(e)
	OMNIBUS ACCOUNT TICKER: RPTFX
	CUSIP: 74149P481
	TRP TARGET RET 2045
TARGET RETIREMENT 2045 FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	42.88(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE ASSOCIATES	57.12(d)
	ATTN FINANCIAL REPORTING DEPT
TARGET RETIREMENT 2050 FUND	T ROWE PRICE ASSOCIATES	7.39
	ATTN FINANCIAL REPORTING DEPT

	T ROWE PRICE RETIREMENT PLAN SERVICES TR	38.17(e)
	OMNIBUS ACCOUNT TICKER: TRFOX
	CUSIP: 74149P473
	TRP TARGET RET 2050

	TRAC 2000	5.13
	SURESH K YADAV INDIVIDUAL 401(K)
	SURESH K YADAV
	6873 BRYNE CT
	DUBLIN OH 43017-8576
TARGET RETIREMENT 2050 FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	43.26(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE ASSOCIATES	56.74(d)
	ATTN FINANCIAL REPORTING DEPT
FUND	SHAREHOLDER	%
TARGET RETIREMENT 2055 FUND	T ROWE PRICE ASSOCIATES	10.30
	ATTN FINANCIAL REPORTING DEPT

	T ROWE PRICE RETIREMENT PLAN SERVICES TR	30.51(e)
	OMNIBUS ACCOUNT TICKER: TRFFX
	CUSIP: 74149P465
	TRP TARGET RET 2055

	T ROWE PRICE TRUST CO	7.96
	CUST FOR THE ROLLOVER IRA OF

	DOUGLAS H BUCHANAN
TARGET RETIREMENT 2055 FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	12.88
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE ASSOCIATES	83.10(d)
	ATTN FINANCIAL REPORTING DEPT
TAX-EXEMPT MONEY FUND	EDWARD D JONES & CO	23.96
	SHAREHOLDER ACCOUNTING
	ATTN MUTUAL FUND

	PERSHING LLC	5.46
	FOR EXCLUSIVE BENEFIT OF TRP MONEY
	FUND CUSTOMER ACCOUNTS

	SUSAN A FEITH	5.36
	700 BELLE ISLE
	WISC RAPIDS WI 54494-4174

	T ROWE PRICE ASSOCIATES	5.21
	ATTN FINANCIAL REPORTING DEPT
TAX-FREE HIGH YIELD FUND	CHARLES SCHWAB & CO INC	7.81
	REINVEST ACCOUNT

	EDWARD D JONES & CO	10.18
	SHAREHOLDER ACCOUNTING
	ATTN MUTUAL FUND
TAX-FREE HIGH YIELD FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	83.21(b)
	REINVEST ACCOUNT

	NATIONAL FINANCIAL SERVICES	8.71
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
TAX-FREE INCOME FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	95.94(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
FUND	SHAREHOLDER	%
TAX-FREE SHORT-INTERMEDIATE FUND	CHARLES SCHWAB & CO INC	18.23
	REINVEST ACCOUNT

	FIRST CLEARING LLC	12.55
	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMERS

	NATIONAL FINANCIAL SERVICES	9.76
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	6.22

	T ROWE PRICE ASSOCIATES	5.52
	ATTN FINANCIAL REPORTING DEPT
TAX-FREE SHORT-INTERMEDIATE FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	77.87(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	6.71

	T ROWE PRICE ASSOCIATES	5.06
	ATTN FINANCIAL REPORTING DEPT
TOTAL EQUITY MARKET INDEX FUND	EDUCATION TRUST OF ALASKA	5.38
	TOTAL EQUITY MARKET INDEX PORTFOLIO
	C/O T ROWE PRICE ASSOCIATES
	ATTN DAWN WAGNER FIXED INCOME
	100 E PRATT ST FL 7
	BALTIMORE MD 21202-1009

	MARYLAND COLLEGE INVESTMENT PLAN	9.74
	GLOBAL EQUITY MARKET INDEX
	ATTN FUND ACCOUNTING
	100 E PRATT ST FL 7
	BALTIMORE MD 21202-1009
U.S. BOND ENHANCED INDEX FUND	EDUCATION TRUST OF ALASKA	8.67
	ACT PORTFOLIO
	C/O T ROWE PRICE ASSOCIATES
	ATTN DAWN WAGNER FIXED INCOME

	T ROWE PRICE RETIREMENT PLAN SERVICES TR	12.07
	OMNIBUS PLAN #
	NEW BUSINESS-CONV ASSTS

	THE HARRY AND JEANETTE WEINBERG	5.65
	FOUNDATION INC
U.S. LARGE-CAP CORE FUND	T ROWE PRICE ASSOCIATES	12.94
	ATTN FINANCIAL REPORTING DEPT
FUND	SHAREHOLDER	%
U.S. LARGE-CAP CORE FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	16.22
	REINVEST ACCOUNT

	LPL FINANCIAL	6.12

	NATIONAL FINANCIAL SERVICES	45.42(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	5.15

	T ROWE PRICE ASSOCIATES	26.75(d)
	ATTN FINANCIAL REPORTING DEPT
U.S. TREASURY INTERMEDIATE FUND	T ROWE PRICE TRUST CO	8.34

	ATTN TRPS INST CONTROL DEPT
U.S. TREASURY LONG-TERM FUND	SPECTRUM INCOME FUND	34.26(c)
	T ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT

	T ROWE PRICE TRUST CO	6.84
	ATTN TRPS INST CONTROL DEPT
U.S. TREASURY MONEY FUND	DCGT AS TTEE AND/OR CUST	5.20
	FBO PRINCIPAL FINANCIAL GROUP
	QUALIFIED FIA OMNIBUS
	ATTN NPIO TRADE DESK
ULTRA SHORT-TERM BOND FUND	T ROWE PRICE ASSOCIATES	70.14(d)
	ATTN FINANCIAL REPORTING DEPT
VALUE FUND	RETIREMENT PORTFOLIO 2040	14.76

	RETIREMENT PORTFOLIO 2020	10.16

	RETIREMENT PORTFOLIO 2025	9.53

	RETIREMENT PORTFOLIO 2030	16.93

	RETIREMENT PORTFOLIO 2035	10.03

	RETIREMENT PORTFOLIO 2045	6.08
VALUE FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	7.88
	REINVEST ACCOUNT

	ING LIFE INSURANCE & ANNUITY CO	9.34

	ING NATIONAL TRUST	9.02

	NATIONAL FINANCIAL SERVICES	37.29(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
FUND	SHAREHOLDER	%
VIRGINIA TAX-FREE BOND FUND	CHARLES SCHWAB & CO INC	7.81
	REINVEST ACCOUNT

	NATIONAL FINANCIAL SERVICES	9.01
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

(a)

T. Rowe Price Trust Company is a wholly owned subsidiary of T. Rowe Price Associates, Inc., which is a wholly owned subsidiary of T. Rowe Price Group, Inc., each a Maryland corporation. T. Rowe Price Trust Company is not the beneficial owner of these shares. Such shares are held of record by T. Rowe Price Trust Company and are normally voted by various retirement plans and retirement plan participants.

(b)

At the level of ownership indicated, the shareholder would have greater power to determine the outcome of any matters affecting a fund or one of its classes that are submitted to shareholders for vote.

(c)

The indicated percentage of the outstanding shares of this fund are owned by another T. Rowe Price fund and held in the nominee name indicated. Shares of the fund are “echo-voted” by the T. Rowe Price fund that owns the shares in the same proportion that the shares of the underlying fund are voted by other shareholders.

(d)

T. Rowe Price Associates, Inc. is a wholly owned subsidiary of T. Rowe Price Group, Inc., each a Maryland corporation. Securities owned by T. Rowe Price Associates, Inc. are the result of contributions to the fund at the fund’s inception in order to provide the fund with sufficient capital to invest in accordance with its investment program. At the level of ownership indicated, T. Rowe Price Associates, Inc. would be able to determine the outcome of most issues that were submitted to shareholders for vote.

(e)

T. Rowe Price Retirement Plan Services, Inc., is a wholly owned subsidiary of T. Rowe Price Associates, Inc., which is a wholly owned subsidiary of T. Rowe Price Group, Inc., each a Maryland corporation. T. Rowe Price Retirement Plan Services, Inc. is not the beneficial owner of these shares. Such shares are held of record by T. Rowe Price Retirement Plan Services, Inc. and are normally voted by various retirement plans and retirement plan participants.

INVESTMENT MANAGEMENT AGREEMENTS

T. Rowe Price is the investment adviser for all of the Price Funds and has executed an Investment Management Agreement with each fund. For certain Price Funds, T. Rowe Price has entered into an investment sub-advisory agreement with T. Rowe Price International, Price Hong Kong, and/or Price Singapore. T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore are hereinafter referred to collectively as “Investment Managers.” T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc. T. Rowe Price International is a wholly owned subsidiary of T. Rowe Price. Price Hong Kong and Price Singapore are wholly owned subsidiaries of T. Rowe Price International.

Investment Management Services

Under the Investment Management Agreements, T. Rowe Price is responsible for supervising and overseeing investments of the funds in accordance with the funds’ investment objectives, programs, and restrictions as provided in the funds’ prospectuses and this SAI. In addition, T. Rowe Price provides the funds with certain corporate administrative services, including: maintaining the funds’ corporate existence and corporate records; registering and qualifying fund shares under federal laws; monitoring the financial, accounting, and administrative functions of the funds; maintaining liaison with the agents employed by the funds such as the funds’ custodian and transfer agent; assisting the funds in the coordination of such agent’s activities; and permitting employees of the Investment Managers to serve as officers, directors, and committee members of the funds without cost to the funds. For those Price Funds for which T. Rowe Price has not entered into a sub-advisory agreement, T. Rowe Price is responsible for making discretionary investment decisions on behalf of the funds and is generally responsible for effecting all security transactions, including the negotiation of commissions and the allocation of principal business and portfolio brokerage.

With respect to the Africa & Middle East, Emerging Europe, Emerging Markets Local Currency Bond, Emerging Markets Stock, European Stock, Institutional Africa & Middle East, Institutional Concentrated

International Equity, Institutional Emerging Markets Equity, Institutional Global Value Equity, Institutional International Growth Equity, Institutional International Bond, International Bond, International Discovery, International Growth & Income, International Equity Index, International Stock, Japan, Latin America, New Asia, and Strategic Income Funds, and the Emerging Markets Local Multi-Sector Account Portfolio, T. Rowe Price has entered into a sub-advisory agreement with T. Rowe Price International under which, subject to the supervision of T. Rowe Price, T. Rowe Price International is authorized to trade securities and make discretionary investment decisions on behalf of each fund. Under the sub-advisory agreement, T. Rowe Price International is responsible for effecting all securities transactions on behalf of the funds, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. For the Strategic Income Fund, T. Rowe Price International’s discretionary investment decisions and trading execution are limited to the fund’s international investment-grade fixed income investments in developed markets.

With respect to the Japan Fund and the Japanese investments of the International Discovery Fund, T. Rowe Price has entered into a sub-advisory agreement with the Tokyo Branch of T. Rowe Price International (“TRPI-Tokyo”) under which, subject to the supervision of T. Rowe Price, TRPI-Tokyo is authorized to trade Japanese securities and make discretionary investment decisions on behalf of each fund’s Japanese investments.

With respect to the International Discovery and New Asia Funds, T. Rowe Price has entered into a sub-advisory agreement with Price Hong Kong (in addition to their sub-advisory agreement with T. Rowe Price International) under which, subject to the supervision of T. Rowe Price and T. Rowe Price International, Price Hong Kong is authorized to trade securities and make certain discretionary investment decisions on behalf of each fund. Under the sub-advisory agreement, Price Hong Kong is responsible for selecting the funds’ investments in the Asia-Pacific region and effecting security transactions on behalf of the funds, including the negotiation of commissions and the allocation of principal business and portfolio brokerage.

With respect to the Global Infrastructure Fund, T. Rowe Price has entered into a sub-advisory agreement with Price Singapore under which, subject to the supervision of T. Rowe Price, Price Singapore is authorized to make discretionary investment decisions on behalf of each fund and to facilitate the trading of each fund’s securities. Under the sub-advisory agreements, Price Singapore may delegate trading execution to T. Rowe Price, T. Rowe Price International, or Price Hong Kong. This sub-advisory will terminate with the consummation of the merger of the Global Infrastructure Fund into the Real Assets Fund, which is expected to occur by May 19, 2014.

The Investment Management Agreements also provide that T. Rowe Price, and its directors, officers, employees, and certain other persons performing specific functions for the funds, will be liable to the funds only for losses resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of duty. The sub-advisory agreements have a similar provision limiting the liability of the investment sub-adviser for errors, mistakes, and losses other than those caused by its willful misfeasance, bad faith, or gross negligence.

Under the Investment Management Agreements (and sub-advisory agreements, if applicable), the Investment Managers are permitted to utilize the services or facilities of others to provide them or the funds with statistical and other factual information, advice regarding economic factors and trends, advice as to occasional transactions in specific securities, and such other information, advice, or assistance as the Investment Managers may deem necessary, appropriate, or convenient for the discharge of their obligations under the Investment Management Agreements (and sub-advisory agreement, if applicable) or otherwise helpful to the funds.

Control of Investment Adviser

T. Rowe Price Group, Inc. (“Group”) is a publicly owned company and owns 100% of the stock of T. Rowe Price Associates, Inc., which in turn owns 100% of T. Rowe Price International Ltd, which in turn owns 100% each of T. Rowe Price Hong Kong Limited and T. Rowe Price Singapore Private Ltd. Group was formed in 2000 as a holding company for the T. Rowe Price-affiliated companies.

Management Fees

All funds except Index, Institutional, Multi-Sector Account Portfolios, TRP Reserve, Retirement, Spectrum, Summit Income, and Summit Municipal Funds

The funds pay T. Rowe Price a fee (“Fee”) which consists of two components: a Group Management Fee (“Group Fee”) and an Individual Fund Fee (“Fund Fee”). The Fee is paid monthly to T. Rowe Price on the first business day of the next succeeding calendar month and is calculated as described next.

The monthly Group Fee (“Monthly Group Fee”) is the sum of the daily Group Fee accruals (“Daily Group Fee Accruals”) for each month. The Daily Group Fee Accrual for any particular day is computed by multiplying the Price Funds’ group fee accrual as determined below (“Daily Price Funds’ Group Fee Accrual”) by the ratio of the Price Funds’ net assets for that day to the sum of the aggregate net assets of the Price Funds for that day. The Daily Price Funds’ Group Fee Accrual for any particular day is calculated by multiplying the fraction of one (1) over the number of calendar days in the year by the annualized Daily Price Funds’ Group Fee Accrual for that day as determined in accordance with the following schedule:

0.480%	First $1 billion	0.350%	Next $2 billion	0.300%	Next $40 billion
0.450%	Next $1 billion	0.340%	Next $5 billion	0.295%	Next $40 billion
0.420%	Next $1 billion	0.330%	Next $10 billion	0.290%	Next $60 billion
0.390%	Next $1 billion	0.320%	Next $10 billion	0.285%	Next $80 billion
0.370%	Next $1 billion	0.310%	Next $16 billion	0.280%	Next $100 billion
0.360%	Next $2 billion	0.305%	Next $30 billion	0.275%	Thereafter

For the purpose of calculating the Group Fee, the Price Funds include all the mutual funds distributed by Investment Services (excluding the Retirement Funds, Target Retirement Funds, Spectrum Funds, TRP Reserve Funds, and any Index or private label mutual funds). For the purpose of calculating the Daily Price Funds’ Group Fee Accrual for any particular day, the net assets of each Price Fund are determined in accordance with each fund’s prospectus as of the close of business on the previous business day on which the fund was open for business.

The monthly Fund Fee (“Monthly Fund Fee”) is the sum of the daily Fund Fee accruals (“Daily Fund Fee Accruals”) for each month. The Daily Fund Fee Accrual for any particular day is computed by multiplying the fraction of one (1) over the number of calendar days in the year by the individual fund fee. The product of this calculation is multiplied by the net assets of the fund for that day, as determined in accordance with the fund’s prospectus as of the close of business on the previous business day on which the fund was open for business. The individual fund fees are listed in the following tables:

Fund	Fee %
Africa & Middle East	0.75
Balanced	0.15
Blue Chip Growth	0.30	(a)
California Tax-Free Bond	0.10
California Tax-Free Money	0.10
Capital Appreciation	0.30
Capital Opportunity	0.20
Corporate Income	0.15
Credit Opportunities	0.35
Diversified Mid-Cap Growth	0.35
Diversified Small-Cap Growth	0.35
Dividend Growth	0.20
Emerging Europe	0.75
Emerging Markets Bond	0.45
Emerging Markets Corporate Bond	0.50

Fund	Fee %
Emerging Markets Local Currency Bond	0.45
Emerging Markets Stock	0.75
Equity Income	0.25	(b)
European Stock	0.50
Financial Services	0.35
Floating Rate	0.30
GNMA	0.15
Georgia Tax-Free Bond	0.10
Global Allocation	0.40
Global Growth Stock	0.35
Global Industrials	0.40
Global Infrastructure	0.50
Global Real Estate	0.40
Global Stock	0.35
Global Technology	0.45
Growth & Income	0.25
Growth Stock	0.25	(b)
Health Sciences	0.35
High Yield	0.30
Inflation Protected Bond	0.05
International Bond	0.35
International Discovery	0.75
International Growth & Income	0.35
International Stock	0.35
Japan	0.50
Latin America	0.75
Maryland Short-Term Tax-Free Bond	0.10
Maryland Tax-Free Bond	0.10
Maryland Tax-Free Money	0.10
Media & Telecommunications	0.35
Mid-Cap Growth	0.35	(c)
Mid-Cap Value	0.35
New America Growth	0.35
New Asia	0.50
New Era	0.25
New Horizons	0.35
New Income	0.15
New Jersey Tax-Free Bond	0.10
New York Tax-Free Bond	0.10
New York Tax-Free Money	0.10
Overseas Stock	0.35
Personal Strategy Balanced	0.25
Personal Strategy Growth	0.30
Personal Strategy Income	0.15
Prime Reserve	0.05

Fund	Fee %
Real Assets	0.35
Real Estate	0.30
Science & Technology	0.35
Short-Term Bond	0.10
Small-Cap Stock	0.45
Small-Cap Value	0.35
Strategic Income	0.20
Tax-Efficient Equity	0.35
Tax-Exempt Money	0.10
Tax-Free High Yield	0.30
Tax-Free Income	0.15
Tax-Free Short-Intermediate	0.10
Tax-Free Ultra Short-Term Bond	0.08
U.S. Large-Cap Core	0.25
U.S. Treasury Intermediate	0.00
U.S. Treasury Long-Term	0.00
U.S. Treasury Money	0.00
Ultra Short-Term Bond	0.08
Value	0.35
Virginia Tax-Free Bond	0.10

(a) On assets up to $15 billion and 0.255% on assets above $15 billion.

(b) On assets up to $15 billion and 0.21% on assets above $15 billion.

(c) On assets up to $15 billion and 0.30% on assets above $15 billion.

Index, Institutional, Summit Income, and Summit Municipal Funds

The following funds pay T. Rowe Price an annual investment management fee in monthly installments of the amount listed below based on the average daily net asset value of the fund.

Fund	Fee %
Equity Index 500	0.10
Institutional Africa & Middle East	1.00
Institutional Concentrated International Equity	0.65
Institutional Global Focused Growth Equity	0.65
Institutional Global Growth Equity	0.65
Institutional Global Value Equity	0.65
Institutional International Core Equity	0.65
Institutional International Growth Equity	0.70
Institutional Large-Cap Core Growth	0.55
Institutional Large-Cap Growth	0.55
Institutional Large-Cap Value	0.55
Institutional Mid-Cap Equity Growth	0.60
Institutional Small-Cap Stock	0.65
Institutional U.S. Structured Research	0.50

The following funds (“Single Fee Funds”) pay T. Rowe Price a single annual investment management fee in monthly installments of the amount listed below based on the average daily net asset value of the fund.

Fund	Fee %
Extended Equity Market Index	0.40
Inflation Focused Bond	0.50
Institutional Core Plus	0.40
Institutional Emerging Markets Bond	0.70
Institutional Credit Opportunities	0.65
Institutional Emerging Markets Equity	1.10
Institutional Floating Rate	0.55
Institutional Global Multi-Sector Bond	0.50
Institutional High Yield	0.50
Institutional International Bond	0.55
Institutional Long Duration Credit	0.45
International Equity Index	0.50
Summit Cash Reserves	0.45
Summit GNMA	0.60
Summit Municipal Income	0.50
Summit Municipal Intermediate	0.50
Summit Municipal Money Market	0.45
Total Equity Market Index	0.35
U.S. Bond Enhanced Index	0.30

The Investment Management Agreement between each Single Fee Fund and T. Rowe Price provides that T. Rowe Price will pay all expenses of each fund’s operations except for interest; taxes; brokerage commissions, and other charges incident to the purchase, sale, or lending of the fund’s portfolio securities; and such non-recurring or extraordinary expenses that may arise, including the costs of actions, suits, or proceedings to which the fund is a party and the expenses the fund may incur as a result of its obligation to provide indemnification to its officers, directors, and agents. However, the Boards for the funds reserve the right to impose additional fees against shareholder accounts to defray expenses which would otherwise be paid by T. Rowe Price under the Investment Management Agreement. The Boards do not anticipate levying such charges; such a fee, if charged, may be retained by the funds or paid to the Investment Managers.

The Fee is paid monthly to T. Rowe Price on the first business day of the next succeeding calendar month and is the sum of the Daily Fee accruals for each month. The Daily Fee accrual for any particular day is calculated by multiplying the fraction of one (1) over the number of calendar days in the year by the appropriate Fee. The product of this calculation is multiplied by the net assets of the fund for that day, as determined in accordance with each fund’s prospectus as of the close of business on the previous business day on which the fund was open for business.

Multi-Sector Account Portfolios, Retirement Funds, Spectrum Funds and TRP Reserve Funds

None of these funds pays T. Rowe Price an investment management fee.

Investment Sub-advisory Agreements

Pursuant to each of the sub-advisory agreements that T. Rowe Price has entered into on behalf of a Price Fund (other than the Emerging Markets Local Multi-Sector Account Portfolio), T. Rowe Price may pay the investment subadviser up to 60% of the management fee that T. Rowe Price receives from that fund.

Management Fee Compensation

The following table sets forth the total management fees, if any, paid to the Investment Managers by each fund, during the fiscal years indicated:

Fund	Fiscal Year Ended
	2/28/13	2/29/12	2/28/11
California Tax-Free Bond	$1,586,000	$1,377,000	$1,393,000
California Tax-Free Money	329,000	335,000	368,000
Floating Rate Multi-Sector Account Portfolio	(c)	(a)	(a)
Georgia Tax-Free Bond	903,000	747,000	724,000
High Yield Multi-Sector Account Portfolio	(c)	(a)	(a)
Investment-Grade Corporate Multi-Sector Account Portfolio	(c)	(a)	(a)
Maryland Short-Term Tax-Free Bond	885,000	956,000	1,046,000
Maryland Tax-Free Bond	8,186,000	7,228,000	7,284,000
Maryland Tax-Free Money	497,000	578,000	623,000
Mortgage-Backed Securities Multi-Sector Account Portfolio	(c)	(a)	(a)
New Jersey Tax-Free Bond	1,148,000	987,000	1,013,000
New York Tax-Free Bond	1,703,000	1,409,000	1,414,000
New York Tax-Free Money	326,000	366,000	400,000
Tax-Efficient Equity	624,000	562,000	501,000
Tax-Exempt Money	3,432,000	3,849,000	3,615,000
Tax-Free High Yield(b)	14,083,000	10,515,000	11,053,000
Tax-Free Income(b)	13,543,000	13,251,000	12,560,000
Tax-Free Short-Intermediate(b)	7,419,000	6,135,000	5,456,000
Tax-Free Ultra Short-Term Bond	(a)	(a)	(a)
Virginia Tax-Free Bond	3,907,000	3,327,000	3,251,000

(a) Prior to commencement of operations.

(b) The fund has two classes of shares. The management fee is allocated to each class based on relative net assets.

(c) The fund does not pay an investment management fee

Fund	Fiscal Year Ended
	5/31/13	5/31/12	5/31/11
Corporate Income	$2,968,000	$2,844,000	$3,343,000
Credit Opportunities(a)	(b)	(b)	(b)
Floating Rate(a)	603,000	234,000	(b)
GNMA	8,015,000	7,531,000	6,963,000
TRP Government Reserve Investment	(c)	(c)	(c)
High Yield(a)	55,350,000	51,500,000	48,512,000
Inflation Focused Bond(d)	19,018,000	14,886,000	11,680,000
Inflation Protected Bond	1,928,000	1,670,000	1,251,000
Institutional Core Plus(a)(d)	892,000	674,000	474,000
Institutional Credit Opportunities	(b)	(b)	(b)

Fund	Fiscal Year Ended
	5/31/13	5/31/12	5/31/11
Institutional Floating Rate(a)(d)	12,608,000	10,083,000	6,113,000
Institutional Global Multi-Sector Bond	(b)	(b)	(b)
Institutional High Yield(d)	13,599,000	9,740,000	6,629,000
Institutional Long Duration Credit	(b)	(b)	(b)
New Income(e)	90,186,000	70,974,000	58,504,000
Personal Strategy Balanced	9,410,000	8,831,000	8,607,000
Personal Strategy Growth	7,093,000	6,610,000	6,582,000
Personal Strategy Income	4,946,000	4,393,000	4,141,000
Prime Reserve	19,992,000	19,796,000	19,458,000
TRP Reserve Investment	(c)	(c)	(c)
Retirement 2005	(c)	(c)	(c)
Retirement 2010	(c)	(c)	(c)
Retirement 2015	(c)	(c)	(c)
Retirement 2020	(c)	(c)	(c)
Retirement 2025	(c)	(c)	(c)
Retirement 2030	(c)	(c)	(c)
Retirement 2035	(c)	(c)	(c)
Retirement 2040	(c)	(c)	(c)
Retirement 2045	(c)	(c)	(c)
Retirement 2050	(c)	(c)	(c)
Retirement 2055	(c)	(c)	(c)
Retirement Income	(c)	(c)	(c)
Short-Term Bond(a)	26,635,000	23,553,000	22,685,000
Short-Term Government Reserve	(c)	(b)	(b)
Short-Term Reserve	(c)	(b)	(b)
Strategic Income(a)	1,392,000	1,176,000	972,000
Target Retirement 2005	(b)	(b)	(b)
Target Retirement 2010	(b)	(b)	(b)
Target Retirement 2015	(b)	(b)	(b)
Target Retirement 2020	(b)	(b)	(b)
Target Retirement 2025	(b)	(b)	(b)
Target Retirement 2030	(b)	(b)	(b)
Target Retirement 2035	(b)	(b)	(b)
Target Retirement 2040	(b)	(b)	(b)
Target Retirement 2045	(b)	(b)	(b)
Target Retirement 2050	(b)	(b)	(b)
Target Retirement 2055	(b)	(b)	(b)

Fund	Fiscal Year Ended
	5/31/13	5/31/12	5/31/11
U.S. Treasury Intermediate	1,642,000	1,456,000	1,439,000
U.S. Treasury Long-Term	1,534,000	1,172,000	908,000
U.S. Treasury Money	5,618,000	5,540,000	5,535,000
Ultra Short-Term Bond	271,000	(b)	(b)

(a) The fund has two classes of shares. The management fee is allocated to each class based on relative net assets.

(b) Prior to commencement of operations.

(c) The fund does not pay an investment management fee.

(d) The fee includes investment and administrative expenses.

(e) The fund has three classes of shares. The management fee is allocated to each class based on relative net assets.

Fund	Fiscal Year Ended
	10/31/13	10/31/12	10/31/11
Africa & Middle East	$1,714,000	$1,535,000	$2,071,000
Emerging Europe	4,156,000	4,590,000	7,489,000
Emerging Markets Stock	74,566,000	67,016,000	57,609,000
European Stock	6,994,000	5,363,000	6,183,000
Global Allocation(a)	129,000	(b)	(b)
Global Growth Stock(a)	500,000	400,000	350,000
Global Infrastructure(a)	368,000	333,000	337,000
Global Stock(a)	3,107,000	3,584,000	4,735,000
Institutional Africa & Middle East	1,683,000	1,320,000	1,199,000
Institutional Concentrated International Equity	55,000	48,000	50,000
Institutional Emerging Markets Equity(c)	11,106,000	9,580,000	8,833,000
Institutional Global Focused Growth Equity	1,052,000	1,030,000	1,147,000
Institutional Global Growth Equity	798,000	391,000	369,000
Institutional Global Value Equity	55,000	13,000	(b)
Institutional International Core Equity	461,000	410,000	322,000
Institutional International Growth Equity	664,000	520,000	507,000
International Discovery	32,101,000	26,136,000	28,272,000
International Equity Index(c)	2,172,000	1,783,000	1,938,000
International Growth & Income(d)	45,084,000	31,913,000	25,124,000
International Stock(d)	69,045,000	52,717,000	43,889,000
Japan	1,863,000	1,348,000	1,625,000
Latin America	15,990,000	20,688,000	28,930,000
New Asia	37,272,000	32,852,000	36,839,000
Overseas Stock	38,682,000	27,926,000	20,081,000
Summit Cash Reserves(c)	25,538,000	25,494,000	25,798,000
Summit GNMA(c)	1,161,000	1,285,000	1,055,000
Summit Municipal Income(a)(c)	4,113,000	3,368,000	2,622,000

Fund	Fiscal Year Ended
	10/31/13	10/31/12	10/31/11
Summit Municipal Intermediate(a)(c)	12,445,000	10,264,000	8,795,000
Summit Municipal Money Market(c)	888,000	904,000	948,000
U.S. Bond Enhanced Index(c)	2,077,000	3,064,000	2,446,000

(a) The fund has two classes of shares. The management fee is allocated to each class based on relative net assets.

(b) Prior to commencement of operations.

(c) The fee includes investment management fees and administrative expenses.

(d) The fund has three classes of shares. The management fee is allocated to each class based on relative net assets.

Fund	Fiscal Year Ended
	12/31/13	12/31/12	12/31/11
Balanced	$16,318,000	$14,554,000	$13,950,000
Blue Chip Growth(a)	108,419,000	84,997,000	69,851,000
Capital Appreciation(b)	98,302,000	76,517,000	66,899,000
Capital Opportunity(a)	2,508,000	1,794,000	1,444,000
Diversified Mid-Cap Growth	1,625,000	1,259,000	1,209,000
Diversified Small-Cap Growth	3,731,000	1,673,000	1,210,000
Dividend Growth	17,281,000	12,540,000	9,427,000
Emerging Markets Bond	29,399,000	26,481,000	21,690,000
Emerging Markets Corporate Bond(b)	539,000	119,000	(d)
Emerging Markets Corporate Multi-Sector Account Portfolio	(e)	(e)	(d)
Emerging Markets Local Currency Bond(b)	437,000	359,000	152,000
Emerging Markets Local Multi-Sector Account Portfolio	(e)	(e)	(d)
Equity Income(a)	145,835,000	125,484,000	116,095,000
Equity Index 500	17,920,000	14,684,000	13,531,000
Extended Equity Market Index(c)	2,274,000	1,598,000	1,487,000
Financial Services	3,281,000	2,071,000	2,006,000
Global Industrials	14,000	(d)	(d)
Global Real Estate(b)	1,394,000	555,000	310,000
Global Technology	5,783,000	4,965,000	3,716,000
Growth & Income	7,182,000	6,310,000	6,134,000
Growth Stock(a)	185,883,000	154,138,000	137,117,000
Health Sciences	45,024,000	28,279,000	18,865,000
Institutional Emerging Markets Bond(c)	1,831,000	1,666,000	1,394,000
Institutional International Bond(c)	1,101,000	843,000	1,084,000
Institutional Large-Cap Core Growth	4,351,000	2,186,000	1,368,000
Institutional Large-Cap Growth	41,104,000	26,725,000	15,818,000
Institutional Large-Cap Value	7,366,000	4,834,000	3,305,000
Institutional Mid-Cap Equity Growth	21,569,000	16,359,000	9,561,000
Institutional Small-Cap Stock	8,603,000	5,484,000	3,276,000

Fund	Fiscal Year Ended
	12/31/13	12/31/12	12/31/11
Institutional U.S. Structured Research	3,096,000	2,717,000	2,876,000
International Bond(b)	32,733,000	33,327,000	34,719,000
Media & Telecommunications	17,569,000	14,284,000	13,030,000
Mid-Cap Growth(a)	131,629,000	116,777,000	123,991,000
Mid-Cap Value(a)	68,332,000	58,472,000	58,754,000
New America Growth(b)	26,375,000	21,749,000	12,570,000
New Era	24,189,000	24,641,000	30,599,000
New Horizons	82,332,000	60,313,000	52,289,000
Real Assets	21,111,000	17,198,000	13,203,000
Real Estate(b)	22,547,000	21,021,000	16,942,000
Science & Technology(b)	18,353,000	17,951,000	19,909,000
Small-Cap Stock(b)	66,844,000	53,336,000	52,293,000
Small-Cap Value(b)	58,418,000	47,986,000	46,105,000
Spectrum Growth	(e)	(e)	(e)
Spectrum Income	(e)	(e)	(e)
Spectrum International	(e)	(e)	(e)
Total Equity Market Index(c)	2,971,000	2,489,000	2,202,000
U.S. Large-Cap Core(b)	345,000	240,000	193,000
Value(b)	102,361,000	82,781,000	78,910,000

(a) The fund has three classes of shares. The management fee is allocated to each class based on relative net assets.

(b) The fund has two classes of shares. The management fee is allocated to each class based on relative net assets.

(c) The fee includes investment management fees and administrative expenses.

(d) Prior to commencement of operations.

(e) The fund does not pay an investment management fee.

Expense Limitations and Reimbursements

The following chart sets forth contractual expense ratio limitations and the periods for which they are effective. For each fund, the Investment Managers have agreed to bear any fund expenses (other than interest, taxes, brokerage, and other expenditures that are capitalized in accordance with generally accepted accounting principles, extraordinary expenses, and acquired fund fees) which would cause the funds’ ratio of expenses to average net assets to exceed the indicated percentage limitation. The expenses borne by the Investment Managers are subject to reimbursement by the funds through the indicated reimbursement date, provided no reimbursement will be made if it would result in the funds’ expense ratios exceeding their applicable limitations.

Fund	Limitation Period	Expense Ratio Limitation %	Reimbursement Date
California Tax-Free Money(b)	July 1, 2013 – June 30, 2015	0.55	(a)
Capital Opportunity Fund–Advisor Class	May 1, 2010 – April 30, 2012	1.10	April 30, 2014(d)
Capital Opportunity Fund–R Class(c)	May 1, 2014 – April 30, 2016	1.35	April 30, 2018(d)
Credit Opportunities	April 29, 2014 – September 30, 2016	0.90	(a)
Credit Opportunities Fund–Advisor Class	April 29, 2014 – September 30, 2016	1.00	(a)

Fund	Limitation Period	Expense Ratio Limitation %	Reimbursement Date
Diversified Small-Cap Growth	May 1, 2010 – April 30, 2012	1.25	April 30, 2014(d)
Emerging Markets Corporate Bond	May 24, 2012 – April 30, 2015	1.15	(a)
Emerging Markets Corporate Bond Fund–Advisor Class	May 24, 2012 – April 30, 2015	1.25	(a)
Emerging Markets Local Currency Bond(e)	May 1, 2014 – April 30, 2016	1.10	(a)
Emerging Markets Local Currency Bond Fund–Advisor Class(f)	May 1, 2014 – April 30, 2016	1.20	(a)
Equity Index 500(g)	May 1, 2014 – April 30, 2016	0.30	April 30, 2018(d)
Floating Rate(h)	October 1, 2013 - September 30, 2015	0.85	(a)
Floating Rate Fund–Advisor Class(i)	October 1, 2013 - September 30, 2015	0.95	(a)
Global Allocation	May 28, 2013 – February 29, 2016	1.05	(a)
Global Allocation Fund–Advisor Class	May 28, 2013 – February 29, 2016	1.15	(a)
Global Growth Stock(j)	March 1, 2013 – February 28, 2015	1.00	(a)
Global Growth Stock Fund–Advisor Class(k)	March 1, 2013 – February 28, 2015	1.10	(a)
Global Industrials	October 24, 2013 – April 30, 2016	1.05	(a)
Global Infrastructure(l)	March 1, 2014 - February 29, 2016	1.10	(a)
Global Infrastructure Fund–Advisor Class(m)	March 1, 2014 - February 29, 2016	1.20	(a)
Global Real Estate(n)	May 1, 2013 – April 30, 2015	1.05	(a)
Global Real Estate Fund–Advisor Class(o)	May 1, 2013 – April 30, 2015	1.15	(a)
Global Stock Fund–Advisor Class(p)	March 1, 2014 - February 29, 2016	1.15	February 28, 2018(d)
Inflation Protected Bond(q)	October 1, 2012 – September 30, 2014	0.50	September 30, 2016(d)
Institutional Africa & Middle East(r)	March 1, 2013 – February 28, 2015	1.25	(a)
Institutional Concentrated International Equity(s)	March 1, 2013 – February 28, 2015	0.75	(a)
Institutional Global Focused Growth Equity(t)	March 1, 2013 – February 28, 2015	0.75	(a)
Institutional Global Growth Equity(u)	March 1, 2013 – February 28, 2015	0.75	(a)
Institutional Global Value Equity(v)	March 1, 2014 - February 29, 2016	0.75	(a)
Institutional International Core Equity(w)	March 1, 2013 – February 28, 2015	0.75	(a)
Institutional International Growth Equity(x)	March 1, 2014 - February 29, 2016	0.75	February 28, 2018(d)
Institutional Large-Cap Core Growth(y)	May 1, 2013 – April 30, 2015	0.65	April 30, 2017(d)
Institutional U.S. Structured Research(z)	May 1, 2014 – April 30, 2016	0.55	(a)
International Stock Fund–R Class(aa)	March 1, 2014 – February 29, 2016	1.40	(a)
New America Growth Fund–Advisor Class	May 1, 2010 – April 30, 2012	1.10	(a)
New Income Fund–R Class(bb)	October 1, 2012 – September 30, 2014	1.15	(a)
New York Tax-Free Money(cc)	July 1, 2013 – June 30, 2015	0.55	(a)
Real Assets	July 28, 2010 – April 30, 2013	1.10	(a)
Strategic Income Fund(dd)	October 1, 2013 – September 30, 2015	0.80	(a)
Strategic Income Fund–Advisor Class(ee)	October 1, 2013 – September 30, 2015	0.95	(a)
Tax-Efficient Equity	July 1, 2010 – June 30, 2012	1.25	June 30, 2014(d)
Tax-Free High Yield Fund–Advisor Class	August 8, 2012 – June 30, 2015	1.05	(a)
Tax-Free Short-Intermediate Fund–Advisor Class	August 8, 2012 – June 30, 2015	0.85	(a)

Fund	Limitation Period	Expense Ratio Limitation %	Reimbursement Date
Tax-Free Ultra Short-Term Bond Fund	December 3, 2012 – June 30, 2015	0.35	(a)
U.S. Large-Cap Core Fund(ff)	May 1, 2014 – April 30, 2016	1.15	(a)
U.S. Large-Cap Core Fund–Advisor Class(gg)	May 1, 2014 – April 30, 2016	1.20	(a)
U.S. Treasury Intermediate Fund	November 1, 2009 – September 30, 2012	0.55	September 30, 2014(d)
U.S. Treasury Long-Term Fund (hh)	October 1, 2012 – September 30, 2014	0.55	September 30, 2016(d)
Ultra Short-Term Bond Fund	December 3, 2012 – September 30, 2015	0.35	(a)

(a) No reimbursement will be made more than three years after any waiver or payment.

(b) The California Tax-Free Money Fund previously operated under a 0.55% expense limitation that expired June 30, 2013.

(c) The Capital Opportunity Fund–R Class previously operated under a 1.35% expense limitation that expired April 30, 2014. The reimbursement period for this limitation extends through April 30, 2016.

(d) No reimbursement will be made after the reimbursement date or three years after any waiver or payment, whichever is sooner.

(e) The Emerging Markets Local Currency Bond Fund previously operated under a 1.10% expense limitation that expired April 30, 2014.

(f) The Emerging Markets Local Currency Bond Fund–Advisor Class previously operated under a 1.20% expense limitation that expired April 30, 2014.

(g) The Equity Index 500 Fund previously operated under a 0.30% expense limitation that expired April 30, 2014. The reimbursement period for this limitation extends through April 30, 2016.

(h) The Floating Rate Fund previously operated under a 0.85% expense limitation that expired September 30, 2013.

(i) The Floating Rate Fund–Advisor Class previously operated under a 0.95% expense limitation that expired September 30, 2013.

(j) The Global Growth Stock Fund previously operated under a 1.00% expense limitation that expired February 28, 2013.

(k) The Global Growth Stock Fund–Advisor Class previously operated under a 1.10% expense limitation that expired February 28, 2013.

(l) The Global Infrastructure Fund previously operated under a 1.10% expense limitation that expired February 28, 2014.

(m) The Global Infrastructure Fund–Advisor Class previously operated under a 1.20% expense limitation that expired February 28, 2014.

(n) The Global Real Estate Fund previously operated under a 1.05% expense limitation.

(o) The Global Real Estate Fund–Advisor Class previously operated under a 1.15% expense limitation.

(p) The Global Stock Fund–Advisor Class previously operated under a 1.15% expense limitation that expired February 28, 2014. The reimbursement period for this limitation extends through February 29, 2016.

(q) The Inflation Protected Bond Fund previously operated under a 0.50% expense limitation that expired September 30, 2012. The reimbursement period for this limitation extends through September 30, 2014.

(r) The Institutional Africa & Middle East Fund previously operated under a 1.25% expense limitation that expired February 28, 2013.

(s) The Institutional Concentrated International Equity Fund previously operated under a 0.75% expense limitation that expired February 28, 2013.

(t) The Institutional Global Focused Growth Equity Fund previously operated under a 0.75% expense limitation that expired February 28, 2013.

(u) The Institutional Global Growth Equity Fund previously operated under a 0.75% expense limitation that expired February 28, 2013.

(v) The Institutional Global Value Equity Fund previously operated under a 0.75% expense limitation that expired February 28, 2014.

(w) The Institutional International Core Equity Fund previously operated under a 0.75% expense limitation that expired February 28, 2013.

(x) The Institutional International Growth Equity Fund previously operated under a 0.75% expense limitation that expired February 28, 2014. The reimbursement period for this limitation extends through February 29, 2016.

(y) The Institutional Large-Cap Core Growth Fund previously operated under a 0.65% expense limitation that expired April 30, 2013. The reimbursement period for this limitation extends through April 30, 2015.

(z) The Institutional Structured Research Fund previously operated under a 0.55% expense limitation that expired April 30, 2014.

(aa) The International Stock Fund–R Class previously operated under a 1.40% expense limitation that expired February 28, 2014.

(bb) The New Income Fund–R Class previously operated under a 1.15% expense limitation that expired September 30, 2012.

(cc) The New York Tax-Free Money Fund previously operated under a 0.55% expense limitation that expired June 30, 2013.

(dd) The Strategic Income Fund previously operated under a 0.80% expense limitation that expired September 30, 2013.

(ee) The Strategic Income Fund–Advisor Class previously operated under a 0.95% expense limitation that expired September 30, 2013.

(ff) The U.S. Large-Cap Core Fund previously operated under a 1.15% expense limitation that expired April 30, 2014.

(gg) The U.S. Large-Cap Core Fund–Advisor Class previously operated under a 1.20% expense limitation that expired April 30, 2014.

(hh) The U.S. Treasury Long-Term Fund previously operated under a 0.55% expense limitation that expired September 30, 2012. The reimbursement period for this limitation extends through September 30, 2014.

The Investment Management Agreements between the funds and the Investment Managers provide that each fund will bear all expenses of its operations not specifically assumed by the Investment Managers.

For the purpose of determining whether a fund is entitled to expense limitation, the expenses of a fund are calculated on a monthly basis. If a fund is entitled to expense limitation, that month’s advisory fee will be reduced or postponed, with any adjustment made after the end of the year.

Except for the California and New York Funds, each of the above-referenced funds’ Investment Management Agreement also provides that one or more additional expense limitation periods (of the same or different time periods) may be implemented after the expiration of the current expense limitation, and that with respect to any such additional limitation period, the funds may reimburse the Investment Managers, provided the reimbursement does not result in the funds’ aggregate expenses exceeding the additional expense limitation. No reimbursement may be made by the California and New York Funds unless approved by shareholders.

California Tax-Free Money Fund At February 28, 2013, management fees in the amount of $108,000 were waived. Including these amounts, management fees waived in the amount of $322,000 remain subject to repayment.

Capital Opportunity Fund–R Class At December 31, 2013, expenses in the amount of $5,000 were reimbursed to the manager. Including these amounts, expenses previously reimbursed by the manager in the amount of $4,000 remain subject to repayment.

Emerging Markets Corporate Bond Fund and Emerging Markets Corporate Bond Fund–Advisor Class At December 31, 2013, management fees in the amount of $108,000 were waived and expenses in the amount of $107,000 were reimbursed by the manager. Including these amounts, management fees waived and expenses previously reimbursed by the manager in the amount of $405,000 remain subject to repayment.

Emerging Markets Local Currency Bond Fund and Emerging Markets Local Currency Bond Fund–Advisor Class At December 31, 2013, management fees in the amount of $125,000 were waived and expenses in the amount of $106,000 were reimbursed by the manager. Including these amounts, management fees waived and expenses previously reimbursed by the manager in the amount of $676,000 remain subject to repayment.

Equity Index 500 Fund At December 31, 2013, there were no amounts subject to repayment.

Floating Rate Fund and Floating Rate Fund–Advisor Class At May 31, 2013, management fees in the amount of $132,000 were waived and expenses in the amount of $93,000 were reimbursed by the manager. Including these amounts, management fees waived and expenses previously reimbursed by the manager in the amount of $476,000 remain subject to repayment.

Global Growth Stock Fund and Global Growth Stock Fund–Advisor Class At October 31, 2013, management fees in the amount of $31,000 were waived and expenses in the amount of $114,000 were reimbursed by the manager. Including these amounts, management fees waived and expenses previously reimbursed by the manager in the amount of $568,000 remain subject to repayment.

Global Infrastructure Fund and Global Infrastructure Fund–Advisor Class At October 31, 2013, management fees in the amount of $174,000 were waived and expenses in the amount of $96,000 were reimbursed by the manager. Including these amounts, management fees waived and expenses previously reimbursed by the manager in the amount of $893,000 remain subject to repayment.

Global Real Estate Fund and Global Real Estate Fund–Advisor Class At December 31, 2013, management fees in the amount of $255,000 were waived and expenses in the amount of $349,000 were reimbursed by the manager. Including these amounts, management fees waived and expenses previously reimbursed by the manager in the amount of $869,000 remain subject to repayment.

Global Stock Fund–Advisor Class At October 31, 2013, expenses in the amount of $4,000 were repaid to the manager. Including these amounts, expenses previously reimbursed by the manager in the amount of $12,000 remain subject to repayment.

Inflation Protected Bond Fund At May 31, 2013, management fees in the amount of $309,000 were waived. Including these amounts, management fees waived in the amount of $820,000 remain subject to repayment.

Institutional Africa & Middle East Fund At October 31, 2013, management fees in the amount of $73,000 were repaid. Including these amounts, management fees waived in the amount of $77,000 remain subject to repayment.

Institutional Concentrated International Equity Fund At October 31, 2013, management fees in the amount of $55,000 were waived and expenses in the amount of $164,000 were reimbursed by the manager. Including these amounts, management fees waived and expenses previously reimbursed by the manager in the amount of $699,000 remain subject to repayment.

Institutional Global Focused Growth Equity Fund At October 31, 2013, management fees in the amount of $118,000 were waived. Including these amounts, management fees waived in the amount of $401,000 remain subject to repayment.

Institutional Global Growth Equity Fund At October 31, 2013, management fees in the amount of $169,000 were waived and expenses in the amount of $1,000 were reimbursed by the manager. Including these amounts, management fees waived and expenses previously reimbursed by the manager in the amount of $609,000 remain subject to repayment.

Institutional Global Value Equity Fund At October 31, 2013, management fees in the amount of $55,000 were waived and expenses in the amount of $225,000 were reimbursed by the manager. Including these amounts, management fees waived and expenses previously reimbursed by the manager in the amount of $347,000 remain subject to repayment.

Institutional International Core Equity Fund At October 31, 2013, management fees in the amount of $179,000 were waived. Including these amounts, management fees waived and expenses previously reimbursed by the manager in the amount of $599,000 remain subject to repayment.

Institutional International Growth Equity Fund At October 31, 2013, management fees in the amount of $240,000 were waived. Including these amounts, management fees waived in the amount of $753,000 remain subject to repayment.

Institutional Large-Cap Core Growth Fund At December 31, 2013, management fees in the amount of $67,000 were reimbursed by the manager and there were no amounts subject to repayment.

Institutional U.S. Structured Research Fund At December 31, 2013, management fees in the amount of $56,000 were waived. Including these amounts, management fees waived in the amount of $18,000 remain subject to repayment.

International Stock Fund– R Class At October 31, 2013, expenses in the amount of $2,000 were repaid to the manager. Including these amounts, expenses previously reimbursed by the manager in the amount of $6,000 remain subject to repayment.

New Income Fund–R Class At May 31, 2013, expenses in the amount of $9,000 were repaid to the manager. Including these amounts, expenses previously reimbursed by the manager in the amount of $19,000 remain subject to repayment.

New York Tax-Free Money Fund At February 28, 2013, management fees in the amount of $108,000 were waived. Including these amounts, management fees waived in the amount of $297,000 remain subject to repayment.

Strategic Income Fund and Strategic Income Fund–Advisor Class At May 31, 2013, expenses in the amount of $168,000 were repaid to the manager. Including these amounts, management fees waived and expenses previously reimbursed by the manager in the amount of $12,000 remain subject to repayment.

Tax-Efficient Equity Fund At February 28, 2013, there were no amounts subject to repayment. The fund operated below its expense limit.

U.S. Large-Cap Core and U.S. Large-Cap Core Growth–Advisor Class At December 31, 2013, management fees in the amount of $81,000 were waived and expenses in the amount of $47,000 were reimbursed by the manager. Including these amounts, management fees waived and expenses previously reimbursed by the manager in the amount of $266,000 remain subject to repayment.

U.S. Treasury Intermediate At May 31, 2013, there were no amounts subject to repayment. The fund operated below its expense limit.

U.S. Treasury Long-Term At May 31, 2013, management fees in the amount of $35,000 were repaid and there were no amounts subject to repayment.

Management Related Services

In addition to the management fee, the funds (other than the Single-Fee Funds) pay for the following: shareholder service expenses; custodial, accounting, legal, and audit fees; costs of preparing and printing prospectuses and reports sent to shareholders; registration fees and expenses; proxy and annual meeting expenses (if any); and directors’ fees and expenses.

T. Rowe Price Services, Inc. (“Services”), a wholly owned subsidiary of T. Rowe Price, acts as the funds’ transfer and dividend disbursing agent and provides shareholder and administrative services. T. Rowe Price Retirement Plan Services, Inc. (“RPS”), also a wholly owned subsidiary, provides recordkeeping, sub-transfer agency, and administrative services for certain types of retirement plans investing in the funds. The fees paid by the funds to Services are based on the costs to Services of providing these services plus a return on capital employed in support of the services.

The fees paid to RPS are based on the percentage of Price Fund assets for which RPS provides recordkeeping and sub-transfer agency services. The fees paid to Services and RPS are set forth in each fund’s shareholder report under “Related Party Transactions.” The address for Services and RPS is 100 East Pratt Street, Baltimore, Maryland 21202.

T. Rowe Price, under a separate agreement with the funds, provides accounting services to the funds. The funds paid the expenses shown in the following table during the fiscal years indicated to T. Rowe Price for accounting services.

Fund	Fiscal Year Ended
	2/28/13	2/29/12	2/28/11
California Tax-Free Bond	$94,000	$91,000	$84,000
California Tax-Free Money	94,000	91,000	84,000
Floating Rate Multi-Sector Account Portfolio	—	(a)	(a)
Georgia Tax-Free Bond	94,000	91,000	84,000
High Yield Multi-Sector Account Portfolio	—	(a)	(a)
Investment-Grade Corporate Multi-Sector Account Portfolio	—	(a)	(a)
Maryland Short-Term Tax-Free Bond	94,000	91,000	84,000
Maryland Tax-Free Bond	119,000	120,000	113,000
Maryland Tax-Free Money	94,000	91,000	84,000
Mortgage-Backed Securities Multi-Sector Account Portfolio	—	(a)	(a)
New Jersey Tax-Free Bond	94,000	91,000	84,000
New York Tax-Free Bond	94,000	91,000	84,000
New York Tax-Free Money	94,000	91,000	84,000
Tax-Efficient Equity	94,000	91,000	84,000
Tax-Exempt Money	119,000	120,000	113,000
Tax-Free High Yield	156,000	149,000	148,000
Tax-Free High Yield Fund–Advisor Class	(b)	(a)	(a)
Tax-Free Income	86,000	78,000	81,000
Tax-Free Income Fund–Advisor Class	54,000	59,000	46,000
Tax-Free Short-Intermediate	106,000	91,000	84,000
Tax-Free Short-Intermediate Fund–Advisor Class	(b)	(a)	(a)
Tax-Free Ultra Short-Term Bond	(a)	(a)	(a)
Virginia Tax-Free Bond	94,000	84,000	65,000

(a) Prior to commencement of operations.

(b) Less than $1,000

Fund	Fiscal Year Ended
	5/31/13	5/31/12	5/31/11
Corporate Income	$143,000	$148,000	$149,000
Credit Opportunities	(a)	(a)	(a)
Credit Opportunities–Advisor Class	(a)	(a)	(a)
GNMA	118,000	120,000	115,000
Floating Rate	159,000	151,000	(a)
Floating Rate Fund–Advisor Class	4,000	2,000	(a)
TRP Government Reserve Investment	93,000	92,000	86,000
High Yield	166,000	162,000	152,000
High Yield Fund–Advisor Class	29,000	37,000	45,000
Inflation Focused Bond	143,000	148,000	149,000
Inflation Protected Bond	143,000	148,000	149,000

Fund	Fiscal Year Ended
	5/31/13	5/31/12	5/31/11
Institutional Core Plus	193,000	197,000	192,000
Institutional Core Plus Fund–F Class	2,000	1,000	(b)
Institutional Credit Opportunities	(a)	(a)	(a)
Institutional Floating Rate	131,000	157,000	191,000
Institutional Floating Rate Fund–F Class	49,000	42,000	2,000
Institutional Global Multi-Sector Bond	(a)	(a)	(a)
Institutional High Yield	175,000	181,000	182,000
Institutional Long Duration Credit	(a)	(a)	(a)
New Income	214,000	215,000	208,000
New Income Fund–Advisor Class	(b)	(b)	2,000
New Income Fund–R Class	(b)	(b)	(b)
Personal Strategy Balanced	175,000	181,000	182,000
Personal Strategy Growth	175,000	181,000	182,000
Personal Strategy Income	175,000	181,000	182,000
Prime Reserve	118,000	120,000	115,000
TRP Reserve Investment	118,000	138,000	149,000
Retirement 2005	(c)	(c)	(c)
Retirement 2005 Fund–Advisor Class	(c)	(c)	(c)
Retirement 2005 Fund–R Class	(c)	(c)	(c)
Retirement 2010	(c)	(c)	(c)
Retirement 2010 Fund–Advisor Class	(c)	(c)	(c)
Retirement 2010 Fund–R Class	(c)	(c)	(c)
Retirement 2015	(c)	(c)	(c)
Retirement 2015 Fund–Advisor Class	(c)	(c)	(c)
Retirement 2015 Fund–R Class	(c)	(c)	(c)
Retirement 2020	(c)	(c)	(c)
Retirement 2020 Fund–Advisor Class	(c)	(c)	(c)
Retirement 2020 Fund–R Class	(c)	(c)	(c)
Retirement 2025	(c)	(c)	(c)
Retirement 2025 Fund–Advisor Class	(c)	(c)	(c)
Retirement 2025 Fund–R Class	(c)	(c)	(c)
Retirement 2030	(c)	(c)	(c)
Retirement 2030 Fund–Advisor Class	(c)	(c)	(c)
Retirement 2030 Fund–R Class	(c)	(c)	(c)
Retirement 2035	(c)	(c)	(c)
Retirement 2035 Fund–Advisor Class	(c)	(c)	(c)
Retirement 2035 Fund–R Class	(c)	(c)	(c)
Retirement 2040	(c)	(c)	(c)
Retirement 2040 Fund–Advisor Class	(c)	(c)	(c)
Retirement 2040 Fund–R Class	(c)	(c)	(c)
Retirement 2045	(c)	(c)	(c)

Fund	Fiscal Year Ended
	5/31/13	5/31/12	5/31/11
Retirement 2045 Fund–Advisor Class	(c)	(c)	(c)
Retirement 2045 Fund–R Class	(c)	(c)	(c)
Retirement 2050	(c)	(c)	(c)
Retirement 2050 Fund–Advisor Class	(c)	(c)	(c)
Retirement 2050 Fund–R Class	(c)	(c)	(c)
Retirement 2055	(c)	(c)	(c)
Retirement 2055 Fund–Advisor Class	(c)	(c)	(c)
Retirement 2055 Fund–R Class	(c)	(c)	(c)
Retirement Income	(c)	(c)	(c)
Short-Term Bond	146,000	155,000	148,000
Short-Term Bond Fund–Advisor Class	17,000	10,000	15,000
Short-Term Government Reserve	(a)	(a)	(a)
Short-Term Reserve	(a)	(a)	(a)
Strategic Income	194,000	198,000	196,000
Strategic Income Fund–Advisor Class	(b)	(b)	(b)
Target Retirement 2005	(a)	(a)	(a)
Target Retirement 2005 Fund–Advisor Class	(a)	(a)	(a)
Target Retirement 2010	(a)	(a)	(a)
Target Retirement 2010 Fund–Advisor Class	(a)	(a)	(a)
Target Retirement 2015	(a)	(a)	(a)
Target Retirement 2015 Fund–Advisor Class	(a)	(a)	(a)
Target Retirement 2020	(a)	(a)	(a)
Target Retirement 2020 Fund–Advisor Class	(a)	(a)	(a)
Target Retirement 2025	(a)	(a)	(a)
Target Retirement 2025 Fund–Advisor Class	(a)	(a)	(a)
Target Retirement 2030	(a)	(a)	(a)
Target Retirement 2030 Fund–Advisor Class	(a)	(a)	(a)
Target Retirement 2035	(a)	(a)	(a)
Target Retirement 2035 Fund–Advisor Class	(a)	(a)	(a)
Target Retirement 2040	(a)	(a)	(a)
Target Retirement 2040 Fund–Advisor Class	(a)	(a)	(a)
Target Retirement 2045	(a)	(a)	(a)
Target Retirement 2045 Fund–Advisor Class	(a)	(a)	(a)
Target Retirement 2050	(a)	(a)	(a)
Target Retirement 2050 Fund–Advisor Class	(a)	(a)	(a)
Target Retirement 2055	(a)	(a)	(a)
Target Retirement 2055 Fund–Advisor Class	(a)	(a)	(a)

Fund	Fiscal Year Ended
	5/31/13	5/31/12	5/31/11
U.S. Treasury Intermediate	93,000	92,000	86,000
U.S. Treasury Long-Term	93,000	92,000	86,000
U.S. Treasury Money	93,000	92,000	86,000
Ultra Short-Term Bond	57,000	(a)	(a)

(a) Prior to commencement of operations.

(b) Less than $1,000.

(c) Paid by underlying Price Funds pursuant to the Special Servicing Agreement.

Fund	Fiscal Year Ended
	10/31/13	10/31/12	10/31/11
Africa & Middle East	$175,000	$177,000	$184,000
Emerging Europe	116,000	120,000	118,000
Emerging Markets Stock	175,000	177,000	184,000
European Stock	116,000	120,000	118,000
Global Allocation	82,000	(a)	(a)
Global Allocation Fund–Advisor Class	(b)	(a)	(a)
Global Growth Stock	135,000	138,000	132,000
Global Growth Stock Fund–Advisor Class	1,000	1,000	1,000
Global Infrastructure	159,000	164,000	164,000
Global Infrastructure Fund–Advisor Class	2,000	1,000	(b)
Global Stock	136,000	139,000	132,000
Global Stock Fund–Advisor Class	(b)	(b)	1,000
Institutional Africa & Middle East	175,000	177,000	184,000
Institutional Concentrated International Equity	116,000	120,000	118,000
Institutional Emerging Markets Equity	141,000	146,000	149,000
Institutional Global Focused Growth Equity	116,000	120,000	118,000
Institutional Global Growth Equity	116,000	120,000	118,000
Institutional Global Value Equity	137,000	32,000	(a)
Institutional International Core Equity	116,000	120,000	124,000
Institutional International Growth Equity	116,000	120,000	118,000
International Discovery	141,000	146,000	149,000
International Equity Index	175,000	177,000	184,000
International Growth & Income	151,000	152,000	139,000
International Growth & Income Fund–Advisor Class	4,000	5,000	8,000
International Growth & Income Fund–R Class	1,000	1,000	1,000
International Stock	152,000	154,000	146,000
International Stock Fund–Advisor Class	4,000	5,000	2,000
International Stock Fund–R Class	(b)	(b)	(b)
Japan	91,000	94,000	88,000

Fund	Fiscal Year Ended
	10/31/13	10/31/12	10/31/11
Latin America	116,000	120,000	118,000
New Asia	141,000	146,000	149,000
Overseas Stock	141,000	146,000	149,000
Summit Cash Reserves	116,000	120,000	118,000
Summit GNMA	116,000	120,000	118,000
Summit Municipal Income	111,000	99,000	88,000
Summit Municipal Income Fund–Advisor Class	(b)	(b)	(a)
Summit Municipal Intermediate	111,000	99,000	88,000
Summit Municipal Intermediate Fund–Advisor Class	(b)	(b)	(a)
Summit Municipal Money Market	116,000	120,000	118,000
U.S. Bond Enhanced Index	116,000	120,000	118,000

(a) Prior to commencement of operations.

(b) Less than $1,000.

Fund	Fiscal Year Ended
	12/31/13	12/31/12	12/31/11
Balanced	$175,000	$175,000	$185,000
Blue Chip Growth	115,000	122,000	113,000
Blue Chip Growth Fund–Advisor Class	13,000	12,000	8,000
Blue Chip Growth Fund–R Class	2,000	2,000	1,000
Capital Appreciation	188,000	190,000	196,000
Capital Appreciation Fund–Advisor Class	7,000	5,000	5,000
Capital Opportunity	151,000	157,000	148,000
Capital Opportunity Fund–Advisor Class	2,000	2,000	4,000
Capital Opportunity Fund–R Class	2,000	1,000	(a)
Diversified Mid-Cap Growth	90,000	95,000	90,000
Diversified Small-Cap Growth	90,000	95,000	90,000
Dividend Growth	103,000	109,000	102,000
Dividend Growth Fund–Advisor Class	7,000	6,000	4,000
Emerging Markets Bond	175,000	175,000	185,000
Emerging Markets Corporate Bond	194,000	116,000	(b)
Emerging Markets Corporate Bond Fund–Advisor Class	1,000	2,000	(b)
Emerging Markets Corporate Multi-Sector Account Portfolio	(b)	(b)	(b)
Emerging Markets Local Currency Bond	193,000	194,000	119,000
Emerging Markets Local Currency Bond Fund–Advisor Class	2,000	1,000	1,000
Emerging Markets Local Multi-Sector Account Portfolio	(b)	(b)	(b)
Equity Income	117,000	121,000	110,000

Fund	Fiscal Year Ended
	12/31/13	12/31/12	12/31/11
Equity Income Fund–Advisor Class	11,000	12,000	11,000
Equity Income Fund Fund–R Class	1,000	2,000	1,000
Equity Index 500	140,000	145,000	150,000
Extended Equity Market Index	140,000	145,000	150,000
Financial Services	90,000	95,000	90,000
Global Industrials	26,000	(b)	(b)
Global Real Estate	183,000	187,000	197,000
Global Real Estate Fund–Advisor Class	12,000	8,000	4,000
Global Technology	115,000	120,000	120,000
Growth & Income	90,000	95,000	90,000
Growth Stock	139,000	144,000	136,000
Growth Stock Fund–Advisor Class	12,000	12,000	12,000
Growth Stock Fund–R Class	4,000	4,000	4,000
Health Sciences	175,000	175,000	185,000
Institutional Emerging Markets Bond	140,000	145,000	185,000
Institutional International Bond	140,000	145,000	185,000
Institutional Large-Cap Core Growth	90,000	95,000	90,000
Institutional Large-Cap Growth	90,000	95,000	90,000
Institutional Large-Cap Value	90,000	95,000	90,000
Institutional Mid-Cap Equity Growth	90,000	95,000	90,000
Institutional Small-Cap Stock	90,000	95,000	90,000
Institutional U.S. Structured Research	115,000	120,000	120,000
International Bond	155,000	154,000	181,000
International Bond Fund–Advisor Class	5,000	11,000	20,000
Media & Telecommunications	115,000	120,000	120,000
Mid-Cap Growth	122,000	126,000	113,000
Mid-Cap Growth Fund–Advisor Class	6,000	7,000	7,000
Mid-Cap Growth Fund–R Class	2,000	2,000	2,000
Mid-Cap Value	118,000	122,000	109,000
Mid-Cap Value Fund–Advisor Class	8,000	9,000	9,000
Mid-Cap Value Fund–R Class	4,000	4,000	4,000
New America Growth	94,000	99,000	98,000
New America Fund–Advisor Class	16,000	16,000	8,000
New Era	90,000	95,000	90,000
New Horizons	115,000	120,000	120,000
Real Assets	175,000	175,000	185,000
Real Estate	151,000	153,000	157,000
Real Estate Fund–Advisor Class	9,000	12,000	9,000
Science & Technology	118,000	121,000	118,000
Science & Technology Fund–Advisor Class	17,000	19,000	18,000
Small-Cap Stock	105,000	111,000	102,000

Fund	Fiscal Year Ended
	12/31/13	12/31/12	12/31/11
Small-Cap Stock Fund–Advisor Class	5,000	4,000	4,000
Small-Cap Value	137,000	142,000	142,000
Small-Cap Value Fund–Advisor Class	23,000	23,000	24,000
Spectrum Growth	(c)	(c)	(c)
Spectrum Income	(c)	(c)	(c)
Spectrum International	(c)	(c)	(c)
Total Equity Market Index	140,000	145,000	150,000
U.S. Large-Cap Core	109,000	114,000	105,000
U.S. Large-Cap Core–Advisor Class	1,000	1,000	1,000
Value	108,000	112,000	103,000
Value Fund–Advisor Class	2,000	3,000	3,000

(a) Less than $1,000.

(b) Prior to commencement of operations.

(c) Paid by underlying Price Funds pursuant to the Special Servicing Agreement.

529 Plans

T. Rowe Price is the investment manager of several college savings plans established by states under section 529 of the Code. Each plan has a number of portfolios that invest in underlying Price Funds including Blue Chip Growth, Emerging Markets Bond, Emerging Markets Stock, Equity Income, Equity Index 500, Extended Equity Market Index, Financial Services, Health Sciences, High Yield, Inflation Focused Bond, International Bond, International Equity Index, International Growth & Income, International Stock, Mid-Cap Growth, Mid-Cap Value, New Horizons, New Income, Overseas Stock, Real Assets, Science & Technology, Short-Term Bond, Small-Cap Stock, Spectrum Income, Summit Cash Reserves, Total Equity Market Index, U.S. Bond Enhanced Index, U.S. Treasury Money, and Value Funds. Each portfolio establishes an omnibus account in the underlying Price Funds. Transfer agent and recordkeeping expenses incurred by the portfolios as a result of transactions by participants in the 529 plans that invest in the Price Funds are paid for by the underlying Price Funds under their agreement with their transfer agent, T. Rowe Price Services, Inc. The expenses borne by each underlying Price Fund are set forth in the shareholder report of the underlying fund under “Related Party Transactions.”

THIRD PARTY ARRANGEMENTS

Administrative Fee Payments

The funds (other than the Inflation Focused Bond Fund, Institutional Funds (except for their F Class shares), Multi-Sector Account Portfolios, and TRP Reserve Funds) have adopted an administrative fee payment (“AFP”) program that authorizes the funds to make payments for services provided on behalf of the funds. Under the AFP program, payments by a fund (of up to 0.15% of its average daily net assets per year ) may be made to retirement plans, retirement plan recordkeepers, insurance companies, banks, and broker-dealers for transfer agency, recordkeeping, and other administrative services. These services include, but are not limited to: transmitting net purchase and redemption orders; maintaining separate records for shareholders reflecting purchases, redemptions, and share balances; mailing shareholder confirmations and periodic statements; processing dividend payments; and utilizing telephone services in connection with the above. Under the AFP program, the funds paid the amounts set forth below in calendar year 2013.

Fund	Payment
Africa & Middle East	$41,836
Balanced	1,230,162
Blue Chip Growth	12,395,268
California Tax-Free Bond	95,661
California Tax-Free Money	897
Capital Appreciation	8,371,122
Capital Opportunity	499,950
Corporate Income	59,897
Credit Opportunities	(a)
Diversified Mid-Cap Growth	45,298
Diversified Small-Cap Growth	188,300
Dividend Growth	2,825,548
Emerging Europe	89,727
Emerging Markets Bond	644,960
Emerging Markets Corporate Bond	38,659
Emerging Markets Corporate Multi-Sector Account Portfolio	(b)
Emerging Markets Local Currency Bond	4,639
Emerging Markets Local Multi-Sector Account Portfolio	(b)
Emerging Markets Stock	2,032,515
Equity Income	14,793,893
Equity Index 500	573,795
European Stock	226,511
Extended Equity Market Index	149,215
Financial Services	199,523
Floating Rate	66,995
Floating Rate Multi-Sector Account Portfolio	(b)
Georgia Tax-Free Bond	74,270
GNMA	155,804
TRP Government Reserve Investment	(b)
Global Allocation	126
Global Growth Stock	5,397
Global Industrials	28
Global Infrastructure	4,410
Global Real Estate	89,288
Global Stock	208,815
Global Technology	470,749
Growth & Income	134,818
Growth Stock	13,506,834
Health Sciences	3,758,693
High Yield	2,665,640
High Yield Multi-Sector Account Portfolio	(b)

Fund	Payment
Inflation Focused Bond	(b)
Inflation Protected Bond	124,581
Institutional Africa & Middle East	(b)
Institutional Concentrated International Equity	(b)
Institutional Core Plus	(b)
Institutional Core Plus Fund–F Class	3,480
Institutional Credit Opportunities	(a)
Institutional Emerging Markets Bond	(b)
Institutional Emerging Markets Equity	(b)
Institutional Floating Rate	(b)
Institutional Floating Rate Fund–F Class	990,009
Institutional Global Focused Growth Equity	(b)
Institutional Global Growth Equity	(b)
Institutional Global Multi-Sector Bond	(b)
Institutional Global Value Equity	(b)
Institutional High Yield	(b)
Institutional International Bond	(b)
Institutional International Core Equity	(b)
Institutional International Growth Equity	(b)
Institutional Large-Cap Core Growth	(b)
Institutional Large-Cap Growth	(b)
Institutional Large-Cap Value	(b)
Institutional Long Duration Credit	(b)
Institutional Mid-Cap Equity Growth	(b)
Institutional Small-Cap Stock	(b)
Institutional U.S. Structured Research	(b)
International Bond	2,252,702
International Discovery	2,136,933
International Equity Index	131,170
International Growth & Income	218,354
International Stock	2,270,092
Investment-Grade Corporate Multi-Sector Account Portfolio	(b)
Japan	50,734
Latin America	450,420
Maryland Short-Term Tax-Free Bond	46,330
Maryland Tax-Free Bond	446,329
Maryland Tax-Free Money	1,616
Media & Telecommunications	750,600
Mid-Cap Growth	10,928,844
Mid-Cap Value	4,182,835
Mortgage-Backed Securities Multi-Sector Account Portfolio	(b)

Fund	Payment
New America Growth	3,154,046
New Asia	2,321,012
New Era	1,416,482
New Horizons	6,939,587
New Income	3,492,549
New Jersey Tax-Free Bond	77,392
New York Tax-Free Bond	76,518
New York Tax-Free Money	665
Overseas Stock	582,901
Personal Strategy Balanced	1,028,600
Personal Strategy Growth	691,925
Personal Strategy Income	437,131
Prime Reserve	73,310
Real Assets	4,912
Real Estate	2,847,396
TRP Reserve Investment	(b)
Retirement 2005	(c)
Retirement 2010	(c)
Retirement 2015	(c)
Retirement 2020	(c)
Retirement 2025	(c)
Retirement 2030	(c)
Retirement 2035	(c)
Retirement 2040	(c)
Retirement 2045	(c)
Retirement 2050	(c)
Retirement 2055	(c)
Retirement Income	(c)
Science & Technology	399,451
Short-Term Bond	3,051,755
Short-Term Government Reserve	(a)
Short-Term Reserve	(b)
Small-Cap Stock	6,156,924
Small-Cap Value	3,271,708
Spectrum Growth	(c)
Spectrum Income	(c)
Spectrum International	(c)
Strategic Income	37,556
Summit Cash Reserves	47,696
Summit GNMA	9,904
Summit Municipal Income	692,470
Summit Municipal Intermediate	2,276,994

Fund	Payment
Summit Municipal Money Market	616
Target Retirement 2005	(c)
Target Retirement 2010	(c)
Target Retirement 2015	(c)
Target Retirement 2020	(c)
Target Retirement 2025	(c)
Target Retirement 2030	(c)
Target Retirement 2035	(c)
Target Retirement 2040	(c)
Target Retirement 2045	(c)
Target Retirement 2050	(c)
Target Retirement 2055	(c)
Tax-Efficient Equity	10,453
Tax-Exempt Money	268,207
Tax-Free High Yield	751,171
Tax-Free Income	370,881
Tax-Free Short-Intermediate	1,257,977
Tax-Free Ultra Short-Term Bond	(a)
Total Equity Market Index	113,916
U.S. Bond Enhanced Index	208,365
U.S. Large-Cap Core	3,220
U.S. Treasury Intermediate	111,720
U.S. Treasury Long-Term	56,345
U.S. Treasury Money	359,090
Ultra Short-Term Bond	40,581
Value	2,124,577
Virginia Tax-Free Bond	297,784

(a) Prior to commencement of operations.

(b) Not eligible to participate in AFP program.

(c) Paid by underlying Price Funds pursuant to the Special Servicing Agreement.

Each Advisor and R Class has adopted an AFP program under which various third parties, including third parties receiving 12b-1 payments, may receive payments from the class in addition to 12b-1 fees for providing various recordkeeping, transfer agency, and administrative services to the classes and/or shareholders thereof. These services include, but are not limited to: transmitting net purchase and redemption orders; maintaining separate records for shareholders reflecting purchases, redemptions, and share balances; mailing shareholder confirmations and periodic statements; processing dividend payments; and utilizing telephone services in connection with the above. Under this AFP program, the funds paid the amounts set forth below in calendar year 2013.

Fund	Payment
Blue Chip Growth Fund–Advisor Class	$2,697,174
Blue Chip Growth Fund–R Class	402,604
Capital Appreciation Fund–Advisor Class	954,756
Capital Opportunity Fund–Advisor Class	9,059

Fund	Payment
Capital Opportunity Fund–R Class	9,642
Credit Opportunities Fund–Advisor Class	(a)
Dividend Growth Fund–Advisor Class	316,247
Emerging Markets Corporate Bond Fund–Advisor Class	163
Emerging Markets Local Currency Bond Fund–Advisor Class	679
Equity Income Fund–Advisor Class	3,454,570
Equity Income Fund–R Class	472,440
Floating Rate Fund–Advisor Class	12,656
Global Allocation Fund–Advisor Class	197
Global Growth Stock Fund–Advisor Class	301
Global Infrastructure Fund–Advisor Class	599
Global Real Estate Fund–Advisor Class	18,448
Global Stock Fund–Advisor Class	1,691
Growth Stock Fund–Advisor Class	4,074,486
Growth Stock Fund–R Class	1,262,971
High Yield Fund–Advisor Class	1,599,139
International Bond Fund–Advisor Class	215,474
International Growth & Income Fund–Advisor Class	230,641
International Growth & Income Fund–R Class	72,642
International Stock Fund–Advisor Class	348,250
International Stock Fund–R Class	8,726
Mid-Cap Growth Fund–Advisor Class	1,502,169
Mid-Cap Growth Fund–R Class	410,465
Mid-Cap Value Fund–Advisor Class	914,473
Mid-Cap Value Fund–R Class	469,693
New America Growth Fund–Advisor Class	882,039
New Income Fund–Advisor Class	42,732
New Income Fund–R Class	10,054
Real Estate Fund–Advisor Class	322,962
Retirement 2005 Fund–Advisor Class	(b)
Retirement 2005 Fund–R Class	(b)
Retirement 2010 Fund–Advisor Class	(b)
Retirement 2010 Fund–R Class	(b)
Retirement 2015 Fund–Advisor Class	(b)
Retirement 2015 Fund–R Class	(b)
Retirement 2020 Fund–Advisor Class	(b)
Retirement 2020 Fund–R Class	(b)
Retirement 2025 Fund–Advisor Class	(b)
Retirement 2025 Fund–R Class	(b)
Retirement 2030 Fund–Advisor Class	(b)

Fund	Payment
Retirement 2030 Fund–R Class	(b)
Retirement 2035 Fund–Advisor Class	(b)
Retirement 2035 Fund–R Class	(b)
Retirement 2040 Fund–Advisor Class	(b)
Retirement 2040 Fund–R Class	(b)
Retirement 2045 Fund–Advisor Class	(b)
Retirement 2045 Fund–R Class	(b)
Retirement 2050 Fund–Advisor Class	(b)
Retirement 2050 Fund–R Class	(b)
Retirement 2055 Fund–Advisor Class	(b)
Retirement 2055 Fund–R Class	(b)
Retirement Income Fund–Advisor Class	(b)
Retirement Income Fund–R Class	(b)
Science & Technology Fund–Advisor Class	547,074
Short-Term Bond Fund–Advisor Class	381,062
Small-Cap Stock Fund–Advisor Class	623,989
Small-Cap Value Fund–Advisor Class	1,893,522
Strategic Income Fund–Advisor Class	2,194
Summit Municipal Income Fund–Advisor Class	419
Summit Municipal Intermediate Fund–Advisor Class	1,404
Target Retirement 2005 Fund–Advisor Class	(b)
Target Retirement 2010 Fund–Advisor Class	(b)
Target Retirement 2015 Fund–Advisor Class	(b)
Target Retirement 2020 Fund–Advisor Class	(b)
Target Retirement 2025 Fund–Advisor Class	(b)
Target Retirement 2030 Fund–Advisor Class	(b)
Target Retirement 2035 Fund–Advisor Class	(b)
Target Retirement 2040 Fund–Advisor Class	(b)
Target Retirement 2045 Fund–Advisor Class	(b)
Target Retirement 2050 Fund–Advisor Class	(b)
Target Retirement 2055 Fund–Advisor Class	(b)
Tax-Free High Yield Fund–Advisor Class	4,874
Tax-Free Income Fund–Advisor Class	1,640,722
Tax-Free Short-Intermediate Fund–Advisor Class	6,050
U.S. Large-Cap Core Fund–Advisor Class	378
Value Fund–Advisor Class	428,057

(a) Prior to commencement of operations.

(b) Paid by underlying Price Funds pursuant to the Special Servicing Agreement.

Additional Payments to Financial Intermediaries and Other Third Parties (All funds)

In addition to the AFP payments made by certain funds and the 12b-1 payments made by the Advisor and R Class, T. Rowe Price and its affiliates may provide expense reimbursements and meeting and marketing support payments (out of their own resources and not as an expense of the funds) to financial intermediaries, such as brokers-dealers, registered investment advisers, banks, insurance companies, and retirement plan recordkeepers, in connection with the sale, distribution, marketing, and/or servicing of the Price Funds.

Such expense reimbursements and meeting support payments may include sponsoring (or co-sponsoring) or providing financial support for industry conferences, client seminars, due diligence meetings, sales presentations, and other third-party sponsored events. The primary focus of these events typically is training and education. These payments will generally vary depending upon the nature of the event and may include financial assistance to intermediaries that enable T. Rowe Price or one of its affiliates to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees. Payments could also represent certain entertainment expenses, such as occasional meal expenses or tickets to sporting events that are not preconditioned on achievement of sales targets. Marketing support payments may be made for a variety of purposes, including but not limited to: advertising and marketing opportunities; building brand awareness and educating intermediaries, clients, and prospects about the Price Funds; placement on an intermediary’s list of offered funds or preferred fund list; gaining access to senior management, sales representatives, or wholesalers of an intermediary; receiving detailed reporting packages (such as periodic sales reporting, sales production results, and data on how T. Rowe Price products, including the Price Funds, are used); and inclusion as a recommended individual retirement account provider on the platform of rollover service providers. Payments may also be made to third parties that help facilitate rollovers from employer-sponsored retirement plans to individual retirement accounts.

Reimbursements of retirement plan expenses may be made by T. Rowe Price or its affiliated retirement plan recordkeeper, RPS, in circumstances where the Price Funds are offered as investment options in such plans. These expense reimbursements are provided directly to the retirement plans and are intended to be used by plan sponsors to offset recordkeeping fees that RPS receives for providing sub-transfer agent and administrative services to the Price Funds.

The receipt of, or the prospect of receiving, these payments and expense reimbursements from T. Rowe Price and its affiliates may influence intermediaries, plan sponsors and other third parties to offer or recommend Price Funds over other investment options for which an intermediary does not receive additional compensation (or receives lower levels of additional compensation). However, these arrangements do not increase fund expenses and will not change the price that an investor pays for shares of the Price Funds or the amount that a Price Fund receives to invest on behalf of an investor.

DISTRIBUTOR FOR THE FUNDS

Investment Services, a Maryland corporation formed in 1980 as a wholly owned subsidiary of T. Rowe Price, serves as distributor for all T. Rowe Price mutual funds on a continuous basis. Investment Services is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Investment Services is located at the same address as the funds and T. Rowe Price–100 East Pratt Street, Baltimore, Maryland 21202.

Investment Services serves as distributor to the funds, pursuant to an Underwriting Agreement (“Underwriting Agreement”), which provides that the funds (other than the Single-Fee Funds) will pay all fees and expenses in connection with necessary state filings; preparing, setting in type, printing, and mailing of prospectuses and reports to shareholders; and issuing shares, including expenses of confirming purchase orders. For the Single-Fee Funds, the Underwriting Agreement provides that Investment Services will pay, or will arrange for others to pay, these fees and expenses.

The Underwriting Agreement also provides that Investment Services will pay all fees and expenses in connection with printing and distributing prospectuses and reports for use in offering and selling fund shares; preparing, setting in type, printing, and mailing all sales literature and advertising; Investment Services’ federal and state registrations as a broker-dealer; and offering and selling shares for each fund, except for those fees and expenses specifically assumed by the funds. Investment Services’ expenses are paid by T. Rowe Price.

Investment Services acts as the agent of the funds, in connection with the sale of fund shares in the various states in which Investment Services is qualified as a broker-dealer. Under the Underwriting Agreement, Investment Services accepts orders for fund shares at net asset value. Other than as described below with respect to the Advisor and R Class shares, no sales charges are paid by investors or the funds and no compensation is paid to Investment Services.

Advisor and R Class

Distribution and Shareholder Services Plan

The funds’ directors adopted a plan pursuant to Rule 12b-1 with respect to each Advisor and R Class (the “Class”). Each plan provides that the Class may compensate Investment Services or such other persons as the funds or Investment Services designates, to finance any or all of the distribution, shareholder servicing, maintenance of shareholder accounts, and/or other administrative services with respect to Class shares. It is expected that most, if not all, payments under each plan will be made (either directly, or indirectly through Investment Services) to intermediaries other than Investment Services such as broker-dealers, banks, insurance companies, and retirement plan recordkeepers. Under each plan, the Advisor Class pays a fee at the annual rate of up to 0.25% of that class’s average daily net assets and the R Class pays a fee at the annual rate of up to 0.50% of that class’s average net daily assets. Normally, the full amount of the fee is paid to the intermediary on shares sold through that intermediary; however, a lesser amount may be paid. In addition, the fee may be split among intermediaries based on the level of services provided by each. Intermediaries may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing of the Class, as well as for a wide variety of other purposes associated with supporting, distributing, and servicing Class shares. The amount of fees paid by a Class during any year may be more or less than the cost of distribution and other services provided to the Class and its investors. FINRA rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The plan complies with these rules.

The plan requires that Investment Services provide, or cause to be provided, a quarterly written report identifying the amounts expended by each Class and the purposes for which such expenditures were made to the fund directors for their review.

Prior to approving the plan, the funds considered various factors relating to the implementation of the plan and determined that there is a reasonable likelihood that the plan will benefit each fund, its Class, and the Class’s shareholders. The fund directors noted that to the extent the plan allows a fund to sell Class shares in markets to which it would not otherwise have access, the plan may result in additional sales of fund shares. This may enable a fund to achieve economies of scale that could reduce expenses. In addition, certain ongoing shareholder services may be provided more effectively by intermediaries with which shareholders have an existing relationship.

The plan is renewable from year to year with respect to each fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the fund directors and (2) by a vote of the majority of the funds’ independent directors cast in person at a meeting called for the purpose of voting on such approval. The plan may not be amended to increase materially the amount of fees paid by any Class thereunder unless such amendment is approved by a majority vote of the outstanding shares of such Class and by the fund directors in the manner prescribed by Rule 12b-1 under the 1940 Act. The plan is terminable with respect to a Class at any time by a vote of a majority of the independent directors or by a majority vote of the outstanding shares in the Class.

Payments under the 12b-1 plans will still normally be made for funds that are closed to new investors. Such payments are made for the various services provided to existing investors by the intermediaries receiving such payments.

The following payments for the fiscal year indicated were made to intermediaries, including broker-dealers and insurance companies, for the distribution, shareholder servicing, maintenance of shareholder accounts, and/or other administrative services under the plan.

Fund	Fiscal Year Ended 2/28/13
Tax-Free High Yield Fund–Advisor Class	$2,000
Tax-Free Income Fund–Advisor Class	2,920,000
Tax-Free Short-Intermediate Fund–Advisor Class	1,000

Fund	Fiscal Year Ended 5/31/13
Credit Opportunities–Advisor Class	(a)
Floating Rate Fund–Advisor Class	$8,000
High Yield Fund–Advisor Class	3,418,000
New Income Fund–Advisor Class	139,000
New Income Fund–R Class	44,000
Retirement 2005 Fund–Advisor Class	121,000
Retirement 2005 Fund–R Class	366,000
Retirement 2010 Fund–Advisor Class	1,886,000
Retirement 2010 Fund–R Class	2,335,000
Retirement 2015 Fund–Advisor Class	1,332,000
Retirement 2015 Fund–R Class	1,514,000
Retirement 2020 Fund–Advisor Class	5,717,000
Retirement 2020 Fund–R Class	7,578,000
Retirement 2025 Fund–Advisor Class	1,897,000
Retirement 2025 Fund–R Class	2,236,000
Retirement 2030 Fund–Advisor Class	5,039,000
Retirement 2030 Fund–R Class	7,208,000
Retirement 2035 Fund–Advisor Class	1,364,000
Retirement 2035 Fund–R Class	1,673,000
Retirement 2040 Fund–Advisor Class	3,670,000
Retirement 2040 Fund–R Class	4,924,000
Retirement 2045 Fund–Advisor Class	740,000
Retirement 2045 Fund–R Class	947,000
Retirement 2050 Fund–Advisor Class	914,000
Retirement 2050 Fund–R Class	1,431,000
Retirement 2055 Fund–Advisor Class	110,000
Retirement 2055 Fund–R Class	159,000
Retirement Income Fund–Advisor Class	794,000
Retirement Income Fund–R Class	1,438,000
Short-Term Bond Fund–Advisor Class	1,777,000
Strategic Income Fund–Advisor Class	4,000
Target Retirement 2005 Fund–Advisor Class	(a)
Target Retirement 2010 Fund–Advisor Class	(a)
Target Retirement 2015 Fund–Advisor Class	(a)
Target Retirement 2020 Fund–Advisor Class	(a)

Fund	Fiscal Year Ended 5/31/13
Target Retirement 2025 Fund–Advisor Class	(a)
Target Retirement 2030 Fund–Advisor Class	(a)
Target Retirement 2035 Fund–Advisor Class	(a)
Target Retirement 2040 Fund–Advisor Class	(a)
Target Retirement 2045 Fund–Advisor Class	(a)
Target Retirement 2050 Fund–Advisor Class	(a)
Target Retirement 2055 Fund–Advisor Class	(a)

(a) Prior to commencement of operations.

Fund	Fiscal Year Ended 10/31/13
Global Allocation Fund–Advisor Class	$1,000
Global Growth Stock Fund–Advisor Class	2,000
Global Infrastructure Fund–Advisor Class	1,000
Global Stock Fund–Advisor Class	3,000
International Growth & Income Fund–Advisor Class	389,000
International Growth & Income Fund–R Class	235,000
International Stock Fund–Advisor Class	589,000
International Stock Fund–R Class	27,000
Summit Municipal Income Fund–Advisor Class	1,000
Summit Municipal Intermediate Fund–Advisor Class	2,000

Fund	Fiscal Year Ended 12/31/13
Blue Chip Growth Fund–Advisor Class	$4,535,000
Blue Chip Growth Fund–R Class	1,353,000
Capital Appreciation Fund–Advisor Class	1,596,000
Capital Opportunity Fund–Advisor Class	15,000
Capital Opportunity Fund–R Class	34,000
Dividend Growth Fund–Advisor Class	536,000
Emerging Markets Corporate Bond Fund–Advisor Class	1,000
Emerging Markets Local Currency Bond Fund–Advisor Class	2,000
Equity Income Fund–Advisor Class	5,972,000
Equity Income Fund–R Class	1,574,000
Global Real Estate Fund–Advisor Class	30,000
Growth Stock Fund–Advisor Class	6,943,000
Growth Stock Fund–R Class	4,208,000
International Bond Fund–Advisor Class	396,000
Mid-Cap Growth Fund–Advisor Class	2,577,000
Mid-Cap Growth Fund–R Class	1,367,000

Fund	Fiscal Year Ended 12/31/13
Mid-Cap Value Fund–Advisor Class	1,576,000
Mid-Cap Value Fund–R Class	1,565,000
New America Growth Fund–Advisor Class	1,489,000
Real Estate Fund–Advisor Class	539,000
Science & Technology Fund–Advisor Class	913,000
Small-Cap Stock Fund–Advisor Class	1,068,000
Small-Cap Value Fund–Advisor Class	3,228,000
U.S. Large-Cap Core Fund–Advisor Class	2,000
Value Fund–Advisor Class	738,000
PORTFOLIO TRANSACTIONS

Investment or Brokerage Discretion

Decisions with respect to the selection, purchase, and sale of portfolio securities on behalf of the international Price Funds are generally made by T. Rowe Price International, Price Hong Kong, or Price Singapore. Decisions with respect to the selection, purchase, and sale of portfolio securities on behalf of all other Price Funds are generally made by T. Rowe Price. T. Rowe Price, T. Rowe Price International, Price Hong Kong and Price Singapore are responsible for implementing these decisions for the Price Funds, including, where applicable, the negotiation of commissions, the allocation of portfolio brokerage and principal business, and the use of affiliates to assist in routing orders for execution. Price Singapore delegates actual trade execution to the trading desks of T. Rowe Price, T. Rowe Price International, or Price Hong Kong, and may use these affiliated investment advisers for certain other trading-related services.

How Broker-Dealers Are Selected

With respect to equity and debt securities, T. Rowe Price, T. Rowe Price International, Price Hong Kong, or Price Singapore may effect principal transactions on behalf of a fund with a broker-dealer that furnishes brokerage and/or research services; designate any such broker-dealer to receive selling concessions, discounts, or other allowances; or otherwise deal with any such broker-dealer in connection with the acquisition of securities in underwritings. T. Rowe Price, T. Rowe Price International, Price Hong Kong, or Price Singapore may receive research services in connection with brokerage transactions, including designations in fixed-price offerings.

Debt Securities

In purchasing and selling debt securities, T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore ordinarily place transactions with the issuer or a primary market-maker acting as principal for the securities on a net basis, with no stated brokerage commission being paid by the client, although the price usually includes undisclosed compensation to the market-maker. Debt securities may also be purchased from underwriters at prices which include underwriting fees. Any transactions placed through broker-dealers serving as primary market-makers reflect the spread between the bid and ask prices.

Equity Securities

In purchasing and selling equity securities, T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore seek to obtain best execution at favorable security prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. However, under certain conditions, higher brokerage commissions may be paid to broker-dealers providing brokerage and research services to

T. Rowe Price, T. Rowe Price International, and Price Hong Kong than might be paid to other broker-dealers in accordance with Section 28(e) under the 1934 Act.

In selecting broker-dealers to execute the Price Funds’ portfolio transactions, consideration is given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, general execution, and operational capabilities of competing broker-dealers, their expertise in particular markets, and brokerage and research services provided by them. It is not the policy of T. Rowe Price, T. Rowe Price International, or Price Hong Kong to seek the lowest available commission rate where it is believed that a broker-dealer charging a higher commission rate would offer greater reliability or provide better price or more efficient execution.

As a general practice, transactions involving U.S. equity securities are executed in the primary market with market-makers, or through electronic, “low touch” trading venues. In selecting from among these options, T. Rowe Price generally seeks to select the broker-dealers or electronic venue it believes to be actively and effectively trading the security being purchased or sold. In an effort to obtain best execution, orders for foreign equity securities may be placed through T. Rowe Price International’s or Price Hong Kong’s trading desk.

Transactions on stock exchanges involve the payment of brokerage commissions. In transactions on stock exchanges in the U.S., these commissions are negotiated. Traditionally, commission rates have generally not been negotiated on stock markets outside the U.S. However, an increasing number of overseas stock markets have adopted a system of negotiated rates or ranges of rates, although a small number of markets continue to be subject to an established schedule of minimum commission rates. It is expected that equity securities will ordinarily be purchased in the primary markets, whether over-the-counter (“OTC”) or listed, and that listed securities may be purchased in the OTC market if such market is deemed the primary market. In the case of securities traded on the OTC markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. In underwritten offerings, the price includes a disclosed, fixed commission or discount.

Evaluating the Overall Reasonableness of Brokerage Commissions Paid

On a continuing basis, T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore seek to determine what levels of commission rates are reasonable in the marketplace for transactions executed on behalf of mutual funds and other institutional clients. In evaluating the reasonableness of commission rates, T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore may consider any or all of the following: (a) rates quoted by broker-dealers; (b) the size of a particular transaction, in terms of the number of shares, dollar amount, and number of clients involved; (c) the complexity of a particular transaction in terms of both execution and settlement; (d) the level and type of business conducted with a particular firm over a period of time; (e) the extent to which the broker-dealer has capital at risk in the transaction; (f) historical commission rates; and (g) rates paid by other institutional investors based on available public information.

Commissions Paid to Broker-Dealers for Research

Broker-dealers provide a wide range of research services to T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore.

T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore seek best execution on all trades consistent with fiduciary and regulatory requirements. T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore have adopted a brokerage allocation policy embodying the concepts of Section 28(e) under the 1934 Act. Section 28(e) permits an investment adviser to cause an account to pay a higher commission to a broker-dealer that also provides research services than the commission another broker-dealer would charge, provided the adviser determines in good faith that the commission paid is reasonable in relation to the value of the brokerage and research services provided. An adviser may make such a determination based upon either the particular transaction involved or the overall responsibilities of the adviser with respect to the accounts over which it exercises investment discretion. Therefore, research may not necessarily benefit all accounts paying commissions to such broker-dealers. Broker-dealers may provide proprietary research to T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore in connection with brokerage relationships, including fixed income offerings.

Certain full service broker-dealers (broker-dealers who provide brokerage and execution services) also furnish “bundled” proprietary research services to T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore. “Bundled” research involves an arrangement whereby the underlying commission is informally comprised of both trade execution and other services, most frequently investment research that is intended to assist T. Rowe Price, T. Rowe Price International, Price Hong Kong, and/or Price Singapore with their internal research processes. Such services are typically not offered on a stand-alone basis by broker-dealers. Proprietary research may include research from an affiliate of the broker-dealer and services that provide access to unaffiliated industry experts. T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore may use full service brokers either directly or through very limited use of “step-outs” or similar transactions with other brokers. Step-out trades, however, are not used to obtain research.

In addition, T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore may use equity brokerage commissions to acquire third party research from independent research providers and broker-dealers through commission-sharing arrangements (“CSAs”). While Price Singapore does not currently participate in the CSA program, T. Rowe Price, T. Rowe Price International, and Price Hong Kong maintain CSAs with broker-dealers used for a percentage of “low touch” commission business. We generally effect low touch trading through broker-dealers’ electronic venues. We confine the use of CSA credits to obtain only research designed to assist in the investment decision-making process. Our current practice is to not acquire market data services, index data, software and other items with commission dollars, although some of those items are permitted under the SEC’s guidance. Not all clients participate in the CSA program, but the research received through this program is intended to assist T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore with its investment decision making responsibilities regarding its clients overall.

Proprietary and independent third-party research is an important component of T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore’s investment approach. However, T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore rely primarily upon their own research efforts and subject any outside research services to internal analysis before incorporating such outside research into the investment process. As a practical matter, it would not be possible for T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore to generate all the information and varied opinions provided by broker-dealers. To the extent that broker-dealers provide research services of value, T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore are relieved of expenses which they might otherwise bear.

Broker-dealers and independent research providers generally supply the following types of research to T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore: information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis, and analysis of corporate responsibility issues. The research incorporates both domestic and international perspectives. Research services are received primarily in the form of written reports, computer generated data, telephone contacts, and personal meetings with security analysts, corporate and industry executives, and other persons. In addition, research may include the provision of access to unaffiliated individuals with expertise in various industries, businesses, or other related areas. T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore may receive complimentary and customary fixed income research from various broker-dealers, including broker-dealers with whom fixed income transactions are carried out in accordance with T. Rowe Price’s, T. Rowe Price International’s, Price Hong Kong’s, and Price Singapore’s best execution obligations. Such research, however, is not contingent upon specific trades with the providing broker-dealer. Some research may be incorporated into firm-wide systems or communications, thereby allowing, in some instances, T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore to access research obtained through commissions generated by an affiliated investment adviser.

At the present time, T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore do not recapture commissions, underwriting discounts, or selling-group concessions in connection with debt securities acquired in underwritten offerings. T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore may, however, have the opportunity to designate a portion of the underwriting spread to broker-dealers that participate in the offering.

Directed Brokerage

The Price Funds that invest in U.S. equity securities have adopted a commission recapture program. Under the program, a percentage of commissions generated by the portfolio transactions of those funds is rebated to the funds by the broker-dealers and credited to short-term security gain/loss. Although the Price Funds do not recapture commissions in connection with debt securities acquired in underwritten offerings, T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore may have the opportunity to designate a portion of the underwriting spread to broker-dealers that participate in the offering.

Allocation of Brokerage Commissions

T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore have policies of not pre-committing a specific amount of business to any broker-dealer over any specific time period. Historically, brokerage placement has been determined, as appropriate, by the needs of a specific transaction such as market-making, availability of a buyer or seller of a particular security, or specialized execution skills. T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore may choose to allocate brokerage among several broker-dealers that are able to meet the needs of the transaction.

As an ongoing process, T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore assess the contributions of the brokerage and research services provided by major broker-dealers and independent research providers in connection with equity transactions, and create a ranking of such broker-dealers. Portfolio managers, research analysts, and the trading department each evaluate the brokerage, execution, and research services they receive from broker-dealers and independent research providers and make judgments as to the quality of such services. In addition, smaller specialty broker-dealers and independent research providers are targeted to receive a suggested dollar amount of equity business based on an assessment of services they provide, subject to the fiduciary duties of T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore to seek best execution. Actual commissions received by any firm may not reflect such rankings or suggested targets because brokerage business is allocated on the basis of multiple factors considered in seeking best execution. Accordingly, commission business may be less than the ranking or suggested target, but may also often exceed such suggestions. T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore do not exclude a broker-dealer from receiving business because the broker-dealer does not provide research services. Price Singapore uses low touch or execution-only brokers where deemed appropriate.

Allocation of brokerage business is monitored on a regularly scheduled basis by appropriate personnel and the Equity Brokerage and Trading Control Committee. The Fixed Income Brokerage and Trading Control Committee provides similar monitoring and oversight with regard to fixed income trading.

Trade Allocation Policies

T. Rowe Price, T. Rowe Price International, and Price Hong Kong have developed written trade allocation guidelines for their trading desks. Generally, when the amount of securities available in a public or initial offering or the secondary markets is insufficient to satisfy the volume or price requirements for the participating client portfolios, the guidelines require a pro-rata allocation based upon the relative sizes of the participating client portfolios or the relative sizes of the participating client orders, depending upon the market involved. In allocating trades made on a combined basis, the trading desks seek to achieve the same net unit price of the securities for each participating client. Because a pro-rata allocation may not always adequately accommodate all facts and circumstances, the guidelines provide for exceptions to allocate trades on an adjusted basis, which may include a system-generated random allocation. For example, adjustments may be made: (i) to eliminate de minimis positions or satisfy minimum denomination requirements; (ii) to give priority to accounts with specialized investment policies and objectives; and (iii) to reallocate in light of a participating portfolio’s characteristics (e.g., available cash, industry or issuer concentration, duration, credit exposure). With respect to any private placement transactions, conditions imposed by the issuer or client may limit availability of allocations to client accounts.

Miscellaneous

The brokerage allocation policies for T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore are generally applied to all of their fully discretionary accounts, which represent a substantial majority of all assets under management. Research services furnished by broker-dealers through which T. Rowe Price, T. Rowe Price International, Price Hong Kong, or Price Singapore effect securities transactions may be used in servicing all accounts (including non-Price Funds) managed by T. Rowe Price, T. Rowe Price International, Price Hong Kong or Price Singapore. Therefore, research services received from broker-dealers that execute transactions for a particular fund will not necessarily be used by T. Rowe Price, T. Rowe Price International, Price Hong Kong, or Price Singapore in connection with the management of that fund. The Price Funds do not allocate business to any broker-dealer on the basis of its sales of the funds’ shares. However, this does not mean that broker-dealers who purchase fund shares for their clients will not receive business from the fund.

Since certain clients of T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore could have similar investment objectives and programs to those of a particular Price Fund, T. Rowe Price, T. Rowe Price International, Price Hong Kong, or Price Singapore may make recommendations to other clients that result in their purchasing or selling securities simultaneously with the fund. As a result, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is the policy of T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore not to favor one client over another in making recommendations or in placing orders. T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore frequently follow the practice of grouping orders of various clients for execution. Clients should be aware, however, that the grouping of their orders with other clients’ orders may sometimes result in a more favorable price and at other times may result in a less favorable price than if the client orders had not been grouped. Where an aggregate order is executed in a series of transactions at various prices on a given day, each participating client’s proportionate share of such order will reflect the average price paid or received with respect to the total order.

T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore, as applicable, may also include orders on behalf of the Price Funds (including affiliated common trust funds), and the not-for-profit entities, T. Rowe Price Foundation, Inc. and the T. Rowe Price Program for Charitable Giving, Inc., in its aggregated orders from time to time.

T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore may give advice and take action for clients, including the Price Funds, which differs from advice given or the timing or nature of action taken for other clients. T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore are not obligated to initiate transactions for clients in any security that their principals, affiliates, or employees may purchase or sell for their own accounts or for other clients.

Purchase and sale transactions may be effected directly among and between non-ERISA client accounts (including affiliated mutual funds), provided no commission is paid to any broker-dealer, the security traded has readily available market quotations, and the transaction is effected at the independent current market price.

The Equity and Fixed Income Brokerage and Trading Control Committees are responsible for developing brokerage policies, monitoring their implementation, and resolving any questions that arise in connection with these policies for T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore.

T. Rowe Price and its affiliated investment advisers have established a general investment policy that they will ordinarily not make additional purchases of a common stock for their clients (including the Price Funds) if, as a result of such purchases, 10% or more of the outstanding common stock of the issuer would be held by clients in the aggregate. Approval may be given for aggregate ownership up to 18%, and in certain instances, higher amounts. All aggregate ownership decisions are reviewed by the appropriate oversight committee. For purposes of monitoring both of these limits, securities held by clients and clients of affiliated advisers are included.

Total Brokerage Commissions

The Price Funds’ bond investments are generally purchased and sold through principal transactions, meaning that a fund normally purchases bonds directly from the issuer or a primary market-maker acting as principal for the bonds, on a net basis. As a result, there is no explicit brokerage commission paid on these transactions, although purchases of new issues from underwriters of bonds typically include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market-makers typically include a dealer’s mark-up (i.e., a spread between the bid and the asked prices). Explicit brokerage commissions are paid, however, in connection with opening and closing out futures positions. In addition, the funds do not incur any brokerage commissions when buying and selling shares of other Price Funds or another open-end mutual fund that is not exchange-traded, although a fund will pay brokerage commissions if it purchases or sells shares of an exchange-traded fund.

The following tables show the approximate total amount of brokerage commissions paid by each fund for its prior three fiscal years. Since bond purchases do not normally involve the payment of explicit brokerage commissions, the tables generally reflect only the brokerage commissions paid on transactions involving equity securities and futures, if applicable.

Fund	Fiscal Year Ended
	2/28/13	2/29/12	2/28/11
California Tax-Free Bond	$0	$86,000	$129,000
California Tax-Free Money	0	1,000	1,000
Floating Rate Multi-Sector Account Portfolio	0	(a)	(a)
Georgia Tax-Free Bond	0	54,000	63,000
High Yield Multi-Sector Account Portfolio	0	(a)	(a)
Investment-Grade Corporate Multi-Sector Account Portfolio	0	(a)	(a)
Maryland Short-Term Tax-Free Bond	0	25,000	17,000
Maryland Tax-Free Bond	0	149,000	498,000
Maryland Tax-Free Money	0	0	1,000
Mortgage-Backed Securities Multi-Sector Account Portfolio	0	(a)	(a)
New Jersey Tax-Free Bond	0	56,000	113,000
New York Tax-Free Bond	0	155,000	77,000
New York Tax-Free Money	0	0	2,000
Tax-Efficient Equity	14,000	33,000	19,000
Tax-Exempt Money	0	1,000	1,000
Tax-Free High Yield	0	473,000	933,000
Tax-Free Income	0	405,000	1,495,000
Tax-Free Short-Intermediate	0	409,000	311,000
Tax-Free Ultra Short-Term Bond	(a)	(a)	(a)
Virginia Tax-Free Bond	0	85,000	278,000

(a) Prior to commencement of operations.

Fund	Fiscal Year Ended
	5/31/13	5/31/12	5/31/11
Corporate Income	$2,000	$556,000	$1,103,000
Credit Opportunities	(a)	(a)	(a)
Floating Rate	0	158,000	(a)
GNMA	30,000	108,000	71,000
TRP Government Reserve Investment	0	0	0
High Yield	359,000	21,312,000	37,777,000
Inflation Focused Bond	12,000	365,000	353,000
Inflation Protected Bond	5,000	9,000	9,000
Institutional Core Plus	4,000	43,000	63,000
Institutional Credit Opportunities	(a)	(a)	(a)
Institutional Floating Rate	0	6,361,000	8,475,000
Institutional Global Multi-Sector Bond	(a)	(a)	(a)
Institutional High Yield	80,000	5,657,000	6,153,000
Institutional Long Duration Credit	(a)	(a)	(a)
New Income	605,000	4,889,000	6,086,000
Personal Strategy Balanced	430,000	671,000	795,000
Personal Strategy Growth	386,000	525,000	639,000
Personal Strategy Income	195,000	314,000	363,000
Prime Reserve	0	0	0
TRP Reserve Investment	0	0	0
Retirement 2005	0	0	0
Retirement 2010	0	0	0
Retirement 2015	0	0	0
Retirement 2020	0	0	0
Retirement 2025	0	0	0
Retirement 2030	0	0	0
Retirement 2035	0	0	0
Retirement 2040	0	0	0
Retirement 2045	0	0	0
Retirement 2050	0	0	0
Retirement 2055	0	0	0
Retirement Income	0	0	0
Short-Term Bond	43,000	2,330,000	2,454,000
Short-Term Government Reserve	(a)	(a)	(a)
Short-Term Reserve	(a)	(a)	(a)
Strategic Income	18,000	88,000	289,000
Target Retirement 2005	(a)	(a)	(a)
Target Retirement 2010	(a)	(a)	(a)
Target Retirement 2015	(a)	(a)	(a)
Target Retirement 2020	(a)	(a)	(a)
Target Retirement 2025	(a)	(a)	(a)

Fund	Fiscal Year Ended
	5/31/13	5/31/12	5/31/11
Target Retirement 2030	(a)	(a)	(a)
Target Retirement 2035	(a)	(a)	(a)
Target Retirement 2040	(a)	(a)	(a)
Target Retirement 2045	(a)	(a)	(a)
Target Retirement 2050	(a)	(a)	(a)
Target Retirement 2055	(a)	(a)	(a)
U.S. Treasury Intermediate	15,000	18,000	18,000
U.S. Treasury Long-Term	0	13,000	14,000
U.S. Treasury Money	0	0	0
Ultra Short-Term Bond	0	(a)	(a)

(a) Prior to commencement of operations.

Fund	Fiscal Year Ended
	10/31/13	10/31/12	10/31/11
Africa & Middle East	$336,000	$372,000	$925,000
Emerging Europe	289,000	265,000	904,000
Emerging Markets Stock	6,098,000	4,854,000	4,605,000
European Stock	1,098,000	773,000	980,000
Global Allocation	15,000	(a)	(a)
Global Growth Stock	144,000	113,000	118,000
Global Infrastructure	30,000	24,000	38,000
Global Stock	1,130,000	748,000	973,000
Institutional Africa & Middle East	329,000	376,000	739,000
Institutional Concentrated International Equity	11,000	12,000	9,000
Institutional Emerging Markets Equity	939,000	671,000	821,000
Institutional Global Focused Growth Equity	381,000	223,000	246,000
Institutional Global Growth Equity	230,000	127,000	124,000
Institutional Global Value Equity	6,000	3,000	(a)
Institutional International Core Equity	21,000	19,000	18,000
Institutional International Growth Equity	98,000	79,000	106,000
International Discovery	3,453,000	2,413,000	4,108,000
International Equity Index	61,000	35,000	107,000
International Growth & Income	6,253,000	3,771,000	2,956,000
International Stock	11,056,000	8,685,000	10,042,000
Japan	420,000	222,000	306,000
Latin America	1,168,000	1,698,000	2,223,000
New Asia	7,222,000	5,137,000	12,677,000
Overseas Stock	1,888,000	1,521,000	1,666,000
Summit Cash Reserves	0	0	0
Summit GNMA	0	0	11,000

Fund	Fiscal Year Ended
	10/31/13	10/31/12	10/31/11
Summit Municipal Income	0	0	182,000
Summit Municipal Intermediate	0	0	199,000
Summit Municipal Money Market	0	0	0
U.S. Bond Enhanced Index	0	0	150,000

(a) Prior to commencement of operations.

Fund	Fiscal Year Ended
	12/31/13	12/31/12	12/31/11
Balanced	$826,000	$851,000	$1,265,000
Blue Chip Growth	5,392,000	3,187,000	4,984,000
Capital Appreciation	5,185,000	5,276,000	13,979,000
Capital Opportunity	175,000	189,000	173,000
Diversified Mid-Cap Growth	39,000	35,000	176,000
Diversified Small-Cap Growth	157,000	95,000	56,000
Dividend Growth	431,000	325,000	305,000
Emerging Markets Bond	0	0	1,000
Emerging Markets Corporate Bond	0	0	(a)
Emerging Markets Corporate Multi-Sector Account Portfolio	0	0	(a)
Emerging Markets Local Currency Bond	0	0	0
Emerging Markets Local Multi-Sector Account Portfolio	0	0	(a)
Equity Income	3,846,000	4,734,000	5,232,000
Equity Index 500	378,000	366,000	720,000
Extended Equity Market Index	129,000	63,000	56,000
Financial Services	385,000	241,000	396,000
Global Industrials	4,000	(b)	(b)
Global Real Estate	96,000	38,000	433,000
Global Technology	1,239,000	2,083,000	1,526,000
Growth & Income	178,000	135,000	10,107,000
Growth Stock	8,492,000	8,772,000	8,104,000
Health Sciences	4,165,000	1,662,000	1,415,000
Institutional Emerging Markets Bond	0	0	(a)
Institutional International Bond	0	0	(a)
Institutional Large-Cap Core Growth	220,000	80,000	95,000
Institutional Large-Cap Growth	2,501,000	1,886,000	2,187,000
Institutional Large-Cap Value	187,000	271,000	230,000
Institutional Mid-Cap Equity Growth	1,485,000	1,476,000	1,654,000
Institutional Small-Cap Stock	516,000	386,000	554,000
Institutional U.S. Structured Research	217,000	273,000	352,000
International Bond	0	0	(a)

Fund	Fiscal Year Ended
	12/31/13	12/31/12	12/31/11
Media & Telecommunications	1,664,000	1,734,000	6,599,000
Mid-Cap Growth	8,476,000	8,998,000	13,732,000
Mid-Cap Value	5,764,000	7,436,000	8,340,000
New America Growth	3,027,000	1,541,000	1,792,000
New Era	4,061,000	3,253,000	3,700,000
New Horizons	6,553,000	4,863,000	16,444,000
Real Assets	3,243,000	1,905,000	2,135,000
Real Estate	280,000	605,000	1,061,000
Science & Technology	3,191,000	2,864,000	5,245,000
Small-Cap Stock	3,180,000	2,896,000	6,908,000
Small-Cap Value	1,006,000	741,000	1,312,000
Spectrum Growth	0	0	0
Spectrum Income	0	0	0
Spectrum International	0	0	0
Total Equity Market Index	56,000	29,000	37,000
U.S. Large-Cap Core	26,000	23,000	22,000
Value	8,765,000	9,665,000	6,089,000

(a) Less than $1,000.

(b) Prior to commencement of operations.

Fund Holdings in Securities of Brokers and Dealers

The following lists the funds’ holdings in securities of its regular brokers and dealers as of the end of the fiscal years indicated.

(Amounts in 000s)

California Tax-Free Bond Fund

	Fiscal Year Ended 2/28/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$2,490

California Tax-Free Money Fund

	Fiscal Year Ended 2/28/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
JP Morgan Chase	—	$2,000
Wells Fargo Securities	—	3,000

Georgia Tax-Free Bond Fund

	Fiscal Year Ended 2/28/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
Wells Fargo Securities	—	$750

Investment-Grade Corporate Multi-Sector Account Portfolio

	Fiscal Year Ended 2/28/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$262
Barclays Capital	—	106
Citigroup Global Markets, Inc.	—	54
Goldman Sachs & Co.	—	274
JP Morgan Chase	—	217
Morgan Stanley & Co. Inc.	—	278

Maryland Tax-Free Money Fund

	Fiscal Year Ended 2/28/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
JP Morgan Chase	—	$570
Wells Fargo Securities	—	2,800

New York Tax-Free Bond Fund

	Fiscal Year Ended 2/28/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
Goldman Sachs & Co.	—	$2,383

New York Tax-Free Money Fund

	Fiscal Year Ended 2/28/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
JPMorgan Chase	—	$2,000
Wells Fargo Securities	—	4,300

Tax-Exempt Money Fund

	Fiscal Year Ended 2/28/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
JPMorgan Chase	—	$59,235
Wells Fargo Securities	—	81,760

Tax-Free High Yield Fund

	Fiscal Year Ended 2/28/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$41,845
Goldman Sachs & Co.	—	56,168

Tax-Free Income Fund

	Fiscal Year Ended 2/28/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$9,170
Goldman Sachs & Co.	—	26,898

Tax-Free Short-Intermediate Fund

	Fiscal Year Ended 2/28/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$12,990
Goldman Sachs & Co.	—	14,365

Corporate Income Fund

	Fiscal Year Ended 5/31/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$17,627
Citigroup Global Markets, Inc.	—	9,070
Goldman Sachs & Co.	—	13,142
JPMorgan Chase	—	15,891
Morgan Stanley & Co. Inc.	—	16,497
Wells Fargo Securities	—	2,829

Floating Rate Fund

	Fiscal Year Ended 5/31/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$243
Goldman Sachs & Co.	—	301
Greenwich Capital Markets	—	643
JPMorgan Chase	—	278

GNMA Fund

	Fiscal Year Ended 5/31/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
Morgan Stanley & Co. Inc.	$28	—

TRP Government Reserve Investment Fund

	Fiscal Year Ended 5/31/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$14,000
Barclays Capital	—	36,000
BNP Paribas	—	69,000
Citigroup Global Markets, Inc.	—	173,000
CS First Boston Corp.	—	63,563
Deutsche Bank Securities	—	19,000
Goldman Sachs & Co.	—	19,000
Greenwich Capital Markets	—	69,000
HSBC Securities Inc.	—	124,000

High Yield Fund

	Fiscal Year Ended 5/31/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$7,421
Citigroup Global Markets, Inc.	—	10,115
JPMorgan Chase	—	6,460
Wells Fargo Securities	—	6,647

Inflation Focused Bond Fund

	Fiscal Year Ended 5/31/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$44,214
Citigroup Global Markets, Inc.	—	16,013
Goldman Sachs & Co.	—	27,357
Greenwich Capital Markets	—	1,290
HSBC Securities Inc.	—	17,649
JPMorgan Chase	—	26,222
Morgan Stanley & Co. Inc.	—	38,562
UBS Securities, Inc.	—	13,727
Wells Fargo Securities	—	742

Inflation Protected Bond Fund

	Fiscal Year Ended 5/31/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$1,019
Barclays Capital	—	1,364
Citigroup Global Markets, Inc.	—	1,219
JPMorgan Chase	—	1,032
Morgan Stanley & Co. Inc.	—	1,303
Wells Fargo Securities	—	1,311

Institutional Core Plus Fund

	Fiscal Year Ended 5/31/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$2,467
Citigroup Global Markets, Inc.	—	493
CS First Boston Corp.	—	217
Deutsche Bank Securities	—	166
Goldman Sachs & Co.	—	1,895
JPMorgan Chase	—	3,635
Morgan Stanley & Co. Inc.	—	2,760
Wells Fargo Securities	—	478

Institutional Floating Rate Fund

	Fiscal Year Ended 5/31/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$5,706
Goldman Sachs & Co.	—	5,728
JPMorgan Chase	—	3,540
Morgan Stanley & Co. Inc.	—	9,551

Institutional High Yield Fund

	Fiscal Year Ended 5/31/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$2,110
Citigroup Global Markets, Inc.	—	2,876
JPMorgan Chase	—	5,635
Wells Fargo Securities	—	1,890

New Income Fund

	Fiscal Year Ended 5/31/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$312,164
Citigroup Global Markets, Inc.	—	36,558
CS First Boston Corp.	—	21,922
Goldman Sachs & Co.	—	185,491
Greenwich Capital Markets	—	11,152
JPMorgan Chase	—	405,742
Morgan Stanley & Co. Inc.	—	378,898
Wells Fargo Securities	—	12,314

Personal Strategy Balanced Fund

	Fiscal Year Ended 5/31/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	$4,935	$7,450
Barclays Capital	3,897	—
Citibank	6,156	—
CS First Boston Corp.	2,044	—
Deutsche Bank Securities	1,434	—
Goldman Sachs & Co.	1,134	3,190
JPMorgan Chase	17,965	8,443
Morgan Stanley & Co. Inc.	7,198	4,242
Paribas	1,724	—
UBS Financial Services	—	2,120

Personal Strategy Growth Fund

	Fiscal Year Ended 5/31/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	$4,500	$2,958
Barclays Capital	3,553	—
Citigroup	5,558	—
CS First Boston Corp.	1,848	—
Deutsche Bank Securities	1,360	—
Goldman Sachs & Co.	1,021	992
JPMorgan Chase	16,322	2,686
Morgan Stanley & Co. Inc.	6,563	1,298
Paribas	1,571	—
UBS Financial Services	—	961

Personal Strategy Income Fund

	Fiscal Year Ended 5/31/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	$2,162	$6,024
Barclays Capital	1,733	—
Citigroup	2,740	—
CS First Boston Corp.	940	—
Deutsche Bank Securities	644	—
Goldman Sachs & Co.	502	2,103
JPMorgan Chase	7,856	7,355
Morgan Stanley & Co. Inc.	3,162	3,050
Paribas	701	—
UBS Financial Services	—	1,379

Prime Reserve Fund

	Fiscal Year Ended 5/31/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
Greenwich Capital Markets	—	$51,000
JPMorgan Chase	—	90,755

TRP Reserve Investment Fund

	Fiscal Year Ended 5/31/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$133,000
Barclays Capital	—	378,000
BNP Paribas	—	252,000
Citigroup Global Markets, Inc.	—	114,000
CS First Boston Corp.	—	229,933
Deutsche Bank Securities	—	711,000
Goldman Sachs & Co.	—	385,000
Greenwich Capital Markets	—	252,000
HSBC Securities Inc.	—	508,000

Short-Term Bond Fund

	Fiscal Year Ended 5/31/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$71,212
Barclays Capital	—	33,214
Citigroup Global Markets, Inc.	—	52,398
Deutsche Bank Securities	—	4,472
Goldman Sachs & Co.	—	72,538
Greenwich Capital Markets	—	13,239
HSBC Securities Inc.	—	40,507
JPMorgan Chase	—	77,459
Morgan Stanley & Co. Inc.	—	111,503
Wells Fargo Securities		40,413

Short-Term Reserve Fund

	Fiscal Year Ended 5/31/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
BNP Paribas	—	$25,000
CS First Boston Corp.	—	22,518

Strategic Income Fund

	Fiscal Year Ended 5/31/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank Of America Merrill Lynch	$267	$2,336
Barclays Capital	—	424
Citigroup Global Markets, Inc.	—	763
CS First Boston Corp.	—	43
Goldman Sachs & Co.	—	819
Greenwich Capital Markets	—	44
HSBC Securities Inc.	—	294
JPMorgan Chase	—	1,469
Morgan Stanley & Co. Inc.	—	2,153

Ultra Short-Term Bond Fund

	Fiscal Year Ended 5/31/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank Of America Merrill Lynch	—	$647
Barclays Capital	—	1,282
BNP Paribas	—	739
Citigroup Global Markets, Inc.	—	1,672
Deutsche Bank Securities	—	1,138
Goldman Sachs & Co.	—	739
HSBC Securities Inc.	—	990
JPMorgan Chase	—	1,396
Morgan Stanley & Co. Inc.	—	861
Wells Fargo Securities	—	1,535

U.S. Treasury Money Fund

	Fiscal Year Ended 5/31/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank Of America Merrill Lynch	—	$36,000
Barclays Capital	—	93,000
BNP Paribas	—	85,000
Citigroup Global Markets, Inc.	—	213,000
CS First Boston Corp.	—	28,000
Deutsche Bank Securities	—	65,000
Goldman Sachs & Co.	—	65,000
HSBC Securities Inc.	—	179,000
JPMorgan Chase	—	51,000
Toronto Dominion Securities	—	92,000

Africa & Middle East Fund

	Fiscal Year Ended 10/31/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
Citigroup Global Markets	$4,566	—
Deutsche Bank Securities	7,639	—
Goldman Sachs	9,449	—
HSBC Brokerage	12,965	—
Merrill Lynch Pierce Fenner & Smith	7,713	—
Morgan Stanley	7,553	—

European Stock Fund

	Fiscal Year Ended 10/31/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
Barclays Capital	$17,209	—
CS First Boston	12,031	—
UBS Investment Bank	15,351	—

Global Allocation Fund

	Fiscal Year Ended 10/31/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
Barclays Capital	$170	—
Citigroup Global Markets	139	$46
CS First Boston	140	—
Deutsche Bank Securities	19	—
Goldman Sachs	2	62
JPMorgan Chase	214	84
Merrill Lynch Pierce Fenner & Smith	—	49
Morgan Stanley	117	84

Global Growth Stock Fund

	Fiscal Year Ended 10/31/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
CS First Boston	$826	—
JPMorgan Chase	667	—

Global Stock Fund

	Fiscal Year Ended 10/31/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
Barclays Capital	$9,864	—
CS First Boston	10,058	—

Institutional Africa & Middle East Fund

	Fiscal Year Ended 10/31/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
Citigroup Global Markets	$7,998	—
Deutsche Bank Securities	8,235	—
Goldman Sachs	6,747	—
HSBC Brokerage	13,703	—
Merrill Lynch Pierce Fenner & Smith	8,552	—
Morgan Stanley	7,998	—

Institutional Concentrated International Equity Fund

	Fiscal Year Ended 10/31/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
HSBC Brokerage	$173	—

Institutional Global Focused Growth Equity Fund

	Fiscal Year Ended 10/31/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
CS First Boston	$3,556	—

Institutional Global Growth Equity Fund

	Fiscal Year Ended 10/31/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
CS First Boston	$1,318	—
JPMorgan Chase	1,080	—

Institutional Global Value Equity Fund

	Fiscal Year Ended 10/31/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
Citigroup Global Markets	$106	—
JPMorgan Chase	166	—

Institutional International Core Equity Fund

	Fiscal Year Ended 10/31/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
CS First Boston	$568	—
Deutsche Bank	401	—

Institutional International Growth Equity Fund

	Fiscal Year Ended 10/31/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
CS First Boston	$1,857	—

International Equity Index Fund

	Fiscal Year Ended 10/31/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
Barclays Capital	$2,403	—
CS First Boston	1,669	—
Deutsche Bank Securities	1,749	—
UBS Investment Bank	2,414	—

International Growth & Income Fund

	Fiscal Year Ended 10/31/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
Barclays Capital	$115,402	—
CS First Boston	100,772	—
HSBC Brokerage	127,853	—
Macquarie Equities	68,231	—

International Stock Fund

	Fiscal Year Ended 10/31/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
Barclays Capital	$112,885	—
CS First Boston	203,430	—
Macquarie Equities	86,961	—

Overseas Stock Fund

	Fiscal Year Ended 10/31/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
Barclays Capital	$78,508	—
CS First Boston	46,699	—
Deutsche Bank Securities	32,959	—
Macquarie Equities	55,780	—

Summit Cash Reserves Fund

	Fiscal Year Ended 10/31/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
CS First Boston	—	$42,896
HSBC Securities	—	72,989
JPMorgan Chase	—	105,945

Summit GNMA Fund

	Fiscal Year Ended 10/31/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America/Merrill Lynch	—	$147

Summit Municipal Intermediate Fund

	Fiscal Year Ended 10/31/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America/Merrill Lynch	—	$43,288
Goldman Sachs	—	22,861

Summit Municipal Money Market Fund

	Fiscal Year Ended 10/31/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
JPMorgan Chase	—	$5,880
Wells Fargo	—	11,200

U.S. Bond Enhanced Index Fund

	Fiscal Year Ended 10/31/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America/Merrill Lynch	—	$5,520
Barclays Capital	—	920
BNP Paribas	—	423
Citigroup Global Markets	—	4,650
Deutsche Bank Securities	—	1,328
Goldman Sachs	—	5,263
Greenwich Capital Markets	—	227
JPMorgan Chase	—	4,991
Morgan Stanley	—	11,484
Wells Fargo Securities	—	514

Balanced Fund

	Fiscal Year Ended 12/31/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	$10,425	$18,642
Goldman Sachs	159	6,318
J.P. Morgan Chase	23,714	19,794
CS First Boston Corp.	5,218	—
Morgan Stanley & Co. Inc.	14,948	7,123
Citigroup	16,779	14,418
Deutsche Bank Securities	3,532	7,191
Barclays Capital	12,748	1,860
BNP Paribas	7,164	1,885
UBS Investment Bank	—	583

Blue Chip Growth Fund

	Fiscal Year Ended 12/31/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
J.P. Morgan Chase	$2,280	—
Goldman Sachs	3,368	—
Citigroup	43,981	—
Morgan Stanley	157,145	—

Capital Appreciation Fund

	Fiscal Year Ended 12/31/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
J.P. Morgan Chase	$214,886	—

Capital Opportunity Fund

	Fiscal Year Ended 12/31/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
J.P. Morgan Chase	$7,830	—
Bank of America Merrill Lynch	7,336	—
Morgan Stanley & Co. Inc.	3,149	—
Citigroup Global Markets, Inc.	7,686	—
Wells Fargo Van Kasper	8,175	—

Dividend Growth Fund

	Fiscal Year Ended 12/31/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
J.P. Morgan Chase	$65,053	—
Barclays Capital	21,134	—
Morgan Stanley & Co. Inc.	16,548	—

Equity Income Fund

	Fiscal Year Ended 12/31/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
J.P. Morgan Chase	$791,305	—
Bank of America Merrill Lynch	454,659	—
Wells Fargo Van Kasper	604,710	—
PNC Securities	387,900	—

Equity Index 500 Fund

	Fiscal Year Ended 12/31/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
Goldman Sachs	$91,098	—
Citigroup Global Markets, Inc.	192,889	—
Morgan Stanley & Co. Inc.	52,910	—
Bank of America Merrill Lynch	201,674	—
J.P. Morgan Chase	267,629	—

Extended Equity Market Index Fund

	Fiscal Year Ended 12/31/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
Stifel Nicolaus	$153	—

Financial Services Fund

	Fiscal Year Ended 12/31/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
J.P. Morgan Chase	$18,006	—
Bank of America Merrill Lynch	19,241	—
Wells Fargo Van Kasper	16,702	—
Goldman Sachs	5,903	—
CS First Boston	5,438	—
Barclays Capital	6,922	—
Citigroup Global Markets, Inc.	18,885	—

Growth & Income Fund

	Fiscal Year Ended 12/31/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	$16,609	—
Morgan Stanley & Co. Inc.	4,616	—
Goldman Sachs	5,867	—
J.P. Morgan Chase	22,959	—
Barclays Capital	7,027	—

Institutional International Bond Fund

	Fiscal Year Ended 12/31/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
J.P. Morgan Chase	—	$346
Goldman Sachs	—	377
HSBC Securities Inc.	—	1,353
Bank of America Merrill Lynch	—	552
Citigroup Global Markets, Inc.	—	538
Morgan Stanley & Co. Inc.	—	366
Barclays Capital	—	1,744

Institutional Large-Cap Core Growth Fund

	Fiscal Year Ended 12/31/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
Goldman Sachs	$142	—
J.P. Morgan Chase	94	—
Morgan Stanley	6,554	—
Citigroup Global Markets, Inc.	1,605	—

Institutional Large-Cap Growth Fund

	Fiscal Year Ended 12/31/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
Morgan Stanley	$122,680	—

Institutional Large-Cap Value Fund

	Fiscal Year Ended 12/31/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
Morgan Stanley & Co. Inc.	$29,529	—
Bank of America Merrill Lynch	30,686	—
J.P. Morgan Chase	48,784	—
Goldman Sachs	6,878	—
Wells Fargo Van Kasper	16,671	—

Institutional U.S. Structured Research Fund

	Fiscal Year Ended 12/31/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
Morgan Stanley & Co. Inc.	$3,588	—
Bank of America Merrill Lynch	8,499	—
J.P. Morgan Chase	9,064	—
Citigroup Global Markets, Inc.	8,871	—
Wells Fargo	9,702	—

International Bond Fund

	Fiscal Year Ended 12/31/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
J.P. Morgan Chase	—	$10,703
HSBC Securities Inc.	—	29,274
CS First Boston Corp.	—	5,465
Goldman Sachs	—	8,165
Bank of America Merrill Lynch	—	12,055
Citigroup Global Markets, Inc.	—	15,206
Barclays Capital	—	34,671
Morgan Stanley & Co. Inc.	—	14,582
Unicredit	—	18,964
UBS Financial Services	—	23,319

New America Growth Fund

	Fiscal Year Ended 12/31/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
Citigroup Global Markets, Inc.	$34,325	—

Small-Cap Stock Fund

	Fiscal Year Ended 12/31/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
Piper Jaffray	$13,514	—

Total Equity Market Index Fund

	Fiscal Year Ended 12/31/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
Goldman Sachs	$3,467	—
Citigroup Global Markets, Inc.	6,979	—
Morgan Stanley & Co. Inc.	2,167	—
Bank of America Merrill Lynch	7,392	—
J.P. Morgan Chase	9,882	—

U.S. Large-Cap Core Fund

	Fiscal Year Ended 12/31/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
J.P. Morgan Chase	$1,389	—
Citigroup Global Markets, Inc.	1,078	—
Bank of America Merrill Lynch	509	—

Value Fund

	Fiscal Year Ended 12/31/13
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	$124,949	—
Citigroup Global Markets, Inc.	292,077	—
Morgan Stanley & Co. Inc.	264,051	—
J.P. Morgan Chase	563,162	—
Barclays Capital	110,207	—

Portfolio Turnover

The portfolio turnover rates for the funds (if applicable) for the fiscal years indicated are as follows:

Fund	Fiscal Year Ended
	2/28/13	2/29/12	2/28/11
California Tax-Free Bond	11.3%	15.0%	15.3%
California Tax-Free Money	(a)	(a)	(a)
Floating Rate Multi-Sector Account Portfolio	72.8	(b)	(b)
Georgia Tax-Free Bond	5.4	13.4	21.4
High Yield Multi-Sector Account Portfolio	68.9	(b)	(b)
Investment-Grade Corporate Multi-Sector Account Portfolio	99.4	(b)	(b)
Maryland Short-Term Tax-Free Bond	37.2	69.4	31.4
Maryland Tax-Free Bond	11.8	12.5	15.3
Maryland Tax-Free Money	(a)	(a)	(a)
Mortgage-Backed Securities Multi-Sector Account Portfolio	180.5	(b)	(b)
New Jersey Tax-Free Bond	13.3	12.0	18.6
New York Tax-Free Bond	11.1	13.4	15.2
New York Tax-Free Money	(a)	(a)	(a)
Tax-Efficient Equity	28.9	25.1	38.7
Tax-Exempt Money	(a)	(a)	(a)
Tax-Free High Yield	11.6	12.9	24.0
Tax-Free Income	10.2	16.0	15.1
Tax-Free Short-Intermediate	16.8	23.3	18.5
Tax-Free Ultra Short-Term Bond	(b)	(b)	(b)
Virginia Tax-Free Bond	11.7	12.6	21.9

(a) Money funds are not required to show portfolio turnover.

(b) Prior to commencement of operations.

Fund	Fiscal Year Ended
	5/31/13	5/31/12	5/31/11
Corporate Income	46.8%	72.5%	57.1%
Credit Opportunities	(a)	(a)	(a)
GNMA	217.2	344.3	225.7 (b)
Floating Rate	69.1	45.4	(b)
TRP Government Reserve Investment	(c)	(c)	(c)
High Yield	79.9	63.0	75.4
Inflation Focused Bond	33.0	39.8	57.2
Inflation Protected Bond	15.3	7.0	18.0
Institutional Core Plus	127.4	140.6	121.5
Institutional Credit Opportunities	(a)	(a)	(a)
Institutional Floating Rate	83.3	91.6	67.6

Fund	Fiscal Year Ended
	5/31/13	5/31/12	5/31/11
Institutional Global Multi-Sector Bond	(a)	(a)	(a)
Institutional High Yield	80.1	54.6	77.6
Institutional Long Duration Credit	(a)	(a)	(a)
New Income	130.9	157.1	110.7
Personal Strategy Balanced	58.4	65.5	55.1
Personal Strategy Growth	46.4	51.3	49.0
Personal Strategy Income	64.8	62.0	56.3
Prime Reserve	(c)	(c)	(c)
TRP Reserve Investment	(c)	(c)	(c)
Retirement 2005	15.7	25.2	17.5
Retirement 2010	16.5	23.3	19.0
Retirement 2015	14.5	25.6	15.2
Retirement 2020	14.2	22.4	15.6
Retirement 2025	12.7	26.0	16.7
Retirement 2030	13.0	22.3	16.2
Retirement 2035	12.3	27.1	17.1	(d)
Retirement 2040	12.8	22.1	15.9	(d)
Retirement 2045	10.8	28.3	16.8
Retirement 2050	14.1	32.2	22.8	(d)
Retirement 2055	13.3	37.0	27.4	(d)
Retirement Income	14.3	20.7	12.5
Short-Term Bond	66.5	92.3	71.9	(e)
Short-Term Government Reserve	(a)	(a)	(a)
Short-Term Reserve	(a)	(a)	(a)
Strategic Income	65.8	94.4	70.0
Target Retirement 2005	(a)	(a)	(a)
Target Retirement 2010	(a)	(a)	(a)
Target Retirement 2015	(a)	(a)	(a)
Target Retirement 2020	(a)	(a)	(a)
Target Retirement 2025	(a)	(a)	(a)
Target Retirement 2030	(a)	(a)	(a)
Target Retirement 2035	(a)	(a)	(a)
Target Retirement 2040	(a)	(a)	(a)
Target Retirement 2045	(a)	(a)	(a)
Target Retirement 2050	(a)	(a)	(a)
Target Retirement 2055	(a)	(a)	(a)
U.S. Treasury Intermediate	34.0	56.9	32.8
U.S. Treasury Long-Term	44.5	57.1	43.1
U.S. Treasury Money	(c)	(c)	(c)
Ultra Short-Term Bond	53.3	(a)	(a)

(a) Prior to commencement of operations.

(b) The increase in the fund’s turnover rate was primarily due to an increased focus on purchasing mortgage-backed securities through the “to-be-announced” (TBA) market. To the extent the fund entered into dollar roll transactions, such transactions were accounted for as both purchases and sales, which also had the effect of increasing the fund’s portfolio turnover rate.

(c) Money funds are not required to show portfolio turnover.

(d) The increase in the fund’s turnover rate was primarily due to reallocations resulting from the addition of a new underlying fund.

(e) The increase in the fund’s turnover rate was in response to market conditions and primarily due to an increased focus on mortgage-backed securities.

Fund	Fiscal Year Ended
	10/31/13	10/31/12	10/31/11
Africa & Middle East	56.1%	65.0%	65.9%
Emerging Europe	17.1	10.9	21.7
Emerging Markets Stock	29.9	24.1	18.6
European Stock	48.0	41.6	57.6
Global Allocation	22.4	(a)	(a)
Global Growth Stock	96.2	111.7	133.0
Global Infrastructure	43.8	34.6	30.9
Global Stock	156.4	84.2	71.4
Institutional Africa & Middle East	52.2	65.9	97.0
Institutional Concentrated International Equity	148.3	155.3	128.3	(b)
Institutional Emerging Markets Equity	36.4	26.9	24.3
Institutional Global Focused Growth Equity	160.0	103.4	82.4
Institutional Global Growth Equity	100.8	115.5	138.3
Institutional Global Value Equity	80.8	13.5	(a)
Institutional International Core Equity	15.9	18.4	15.2
Institutional International Growth Equity	47.7	39.5	52.0
International Discovery	50.5	40.2	49.3
International Equity Index	11.9	8.8	30.0
International Growth & Income	42.0	29.9	26.3
International Stock	44.2	33.5	43.0
Japan	88.7	55.1	72.1
Latin America	13.2	16.7	14.8
New Asia	49.4	41.1	68.1
Overseas Stock	15.2	13.6	16.7
Summit Cash Reserves	(c)	(c)	(c)
Summit GNMA	78.6	181.9	237.0	(d)
Summit Municipal Income	26.5	9.5	21.0
Summit Municipal Intermediate	11.9	7.1	17.0
Summit Municipal Money Market	(c)	(c)	(c)
U.S. Bond Enhanced Index	35.4	102.7	96.6

(a) Prior to commencement of operations.

(b) The increase in the fund’s portfolio turnover rate was due to the fund only being in operation for a portion of its prior fiscal year.

(c) Money funds are not required to show portfolio turnover.

(d) The increase in the fund’s turnover rate was primarily due to an increased focus on purchasing mortgage-backed securities through the “to-be-announced” (TBA) market. To the extent the fund entered into dollar roll transactions, such transactions were accounted for as both purchases and sales, which also had the effect of increasing the fund’s portfolio turnover rate.

Fund	Fiscal Year Ended
	12/31/13	12/31/12	12/31/11
Balanced	54.1%	55.5%	57.9%
Blue Chip Growth	35.0	24.5	44.2
Capital Appreciation	57.1	60.3	81.3
Capital Opportunity	30.9	34.9	36.6
Diversified Mid-Cap Growth	17.7	24.5	42.1
Diversified Small-Cap Growth	12.6	15.4	16.9
Dividend Growth	12.7	11.7	10.4
Emerging Markets Bond	45.7	40.7	50.1
Emerging Markets Corporate Bond	70.0	26.5	(a)
Emerging Markets Corporate Multi-Sector Account Portfolio	102.1	59.9	(a)
Emerging Markets Local Currency Bond	82.4	82.3	49.6
Emerging Markets Local Multi-Sector Account Portfolio	80.9	74.5	(a)
Equity Income	9.5	15.6	15.3
Equity Index 500	10.4	7.5	5.5
Extended Equity Market Index	21.7	17.6	18.9
Financial Services	48.7	43.0	40.0
Global Industrials	6.1	(a)	(a)
Global Real Estate	22.9	4.4	8.2
Global Technology	93.2	182.4	110.5
Growth & Income	14.4	9.6	9.0
Growth Stock	34.7	31.1	29.5
Health Sciences	45.7	12.9	23.3
Institutional Emerging Markets Bond	51.8	44.4	49.9
Institutional International Bond	82.8	62.5	49.5
Institutional Large-Cap Core Growth	47.3	21.5	36.6
Institutional Large-Cap Growth	42.4	40.4	57.6
Institutional Large-Cap Value	10.5	17.1	19.3
Institutional Mid-Cap Equity Growth	34.1	37.4	38.3
Institutional Small-Cap Stock	20.1	26.9	22.3
Institutional U.S. Structured Research	37.1	38.7	47.8
International Bond	74.0	52.2	35.7
Media & Telecommunications	53.8	39.2	41.1

Fund	Fiscal Year Ended
	12/31/13	12/31/12	12/31/11
Mid-Cap Growth	26.3	29.6	30.6
Mid-Cap Value	32.0	43.7	53.6
New America Growth	91.5	34.4	32.1
New Era	54.6	37.5	26.5
New Horizons	35.3	35.0	43.7
Real Assets	51.6	41.4	30.0
Real Estate	3.5	6.0	4.9
Science & Technology	71.8	49.5	77.4
Small-Cap Stock	21.5	20.7	23.7
Small-Cap Value	5.9	4.8	5.5
Spectrum Growth	9.7	9.4	13.0
Spectrum Income	14.3	14.9	14.7
Spectrum International	4.8	6.0	8.2
Total Equity Market Index	5.9	5.2	6.2
U.S. Large-Cap Core	68.7	72.6	74.0
Value	44.1	55.5	53.0

(a) Prior to commencement of operations.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 100 East Pratt Street, Suite 1900, Baltimore, Maryland 21202, is the independent registered public accounting firm to the funds.

The financial statements and Report of Independent Registered Public Accounting Firm of the funds included in each fund’s annual report are incorporated into this SAI by reference. A copy of the annual report of each fund with respect to which an inquiry is made will accompany this SAI.

The following financial statements are provided in accordance with the Investment Company Act of 1940, which requires a registered investment company to have a net worth of at least $100,000.

T. ROWE PRICE CREDIT OPPORTUNITIES FUND
April 8, 2014

STATEMENT OF ASSETS AND LIABILITIES

Assets

Cash	$100,000
Prepaid registration fees	93,560
Total assets	193,560

Liabilities

Payable to manager	(93,560)
Total liabilities	(93,560)

NET ASSETS	$100,000

OFFERING AND REDEMPTION PRICE	$10.00

Net Assets Consist of:
Paid-in-capital applicable to 10,000 shares of $0.0001
par value capital stock outstanding; 1,000,000,000
shares authorized	$100,000

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE CREDIT OPPORTUNITIES FUND
April 8, 2014

STATEMENT OF OPERATIONS

Expenses

Organization expenses	$3,175
Reimbursed by manager	(3,175)
Net investment income	--

INCREASE (DECREASE) IN NET ASSETS FROM START-UP OPERATIONS	$--

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Credit Opportunities Fund, Inc. (the fund), was organized January 29, 2014, as a Maryland corporation and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Through April 8, 2014, the fund had no operations other than those matters related to organization and registration as an investment company, the registration of shares for sale under the Securities Act of 1933, and the sale of 10,000 shares of the fund at $10.00 per share on April 7, 2014, to T. Rowe Price Associates, Inc., via share exchange from a T. Rowe Price money market mutual fund. The exchange was settled in the ordinary course of business on April 8, 2014, with the transfer of $100,000 cash.

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates are appropriate; however, actual results may differ from those estimates.

Organization and Offering Costs Organization costs are expensed as incurred and consist of incorporation fees, initial audit fees, and other costs incurred in connection with the establishment of the fund. Offering costs are amortized over a 12-month period upon commencement of fund operations and consist of registration fees, underwriting fees, and initial printing and other costs incurred in connection with the initial offering of the fund.

Federal Income Taxes The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.

NOTE 2 – RELATED PARTIES

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which will be computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.275% for assets in excess of $400 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets.

Under the terms of the investment management agreement, the manager will be required to bear all expenses of the fund, excluding interest, taxes, brokerage commissions, and extraordinary expenses, through September 30, 2016, which would otherwise cause the fund’s ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation of 0.90%. For the period of three years after the date of any reimbursement or waiver, the fund will be required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund’s expense ratio to exceed its expense limitation. Through April 8, 2014, the fund incurred organization expenses in the approximate amount of $3,175, which the manager has paid on the fund’s behalf in accordance with the expense limitation. Also, through April 8, 2014, initial offering fees in the amount of $93,560 were paid by the manager on behalf of the fund and will be repaid upon commencement of operations.

Pursuant to various service agreements, Price Associates and its wholly owned subsidiaries will provide shareholder servicing and administrative, transfer and dividend disbursing, accounting, and certain other services to the fund.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of

T. Rowe Price Credit Opportunities Fund, Inc.:

In our opinion, the accompanying statement of assets and liabilities and the related statement of operations present fairly, in all material respects, the financial position of the T. Rowe Price Credit Opportunities Fund, Inc. (the “Fund”) at April 8, 2014, and the results of its operations for the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Baltimore, Maryland

April 22, 2014

PART II – TABLE OF CONTENTS

PART II

Part II of this SAI describes risks, policies, and practices that apply to the funds in the T. Rowe Price family of funds.

INVESTMENT OBJECTIVES AND POLICIES

The following information supplements the discussion of the funds’ investment objectives and policies discussed in the funds’ prospectuses. You should refer to each fund’s prospectus to determine the types of securities in which the fund invests. You will then be able to review additional information set forth herein on those types of securities and their risks.

Shareholder approval is required to substantively change fund objectives. Unless otherwise specified, the investment programs and restrictions of the funds are not fundamental policies. The funds’ operating policies are subject to change by the funds’ Boards without shareholder approval. The funds’ fundamental policies may not be changed without the approval of at least a majority of the outstanding shares of the funds or, if it is less, 67% of the shares represented at a meeting of shareholders at which the holders of more than 50% of the shares are represented.

RISK FACTORS

You may also refer to the sections entitled “Portfolio Securities” and “Portfolio Management Practices” for discussions of the risks associated with the investments and practices described therein as they apply to the funds.

Risk Factors of Investing in Foreign Securities

General

Foreign securities include both U.S. dollar-denominated and non-U.S. dollar-denominated securities of foreign issuers. Foreign securities include securities issued by companies that are organized under the laws of countries other than the U.S. as well as securities that are issued or guaranteed by foreign governments or by foreign supranational entities. They also include securities issued by companies whose principal trading market is in a country other than the U.S. and companies that derive a significant portion of their revenue or profits from foreign businesses, investments or sales, or that have a majority of their assets outside the United States. Foreign securities may be traded on foreign securities exchanges or in the foreign OTC markets. Foreign securities markets generally are not as developed or efficient as those in the United States.

Investing in foreign securities, as well as instruments that provide investment exposure to foreign securities and markets, involves risks that are not typically associated with investing in U.S. dollar-denominated securities of domestic issuers. Certain of these risks are inherent in any mutual fund investing in foreign securities, while others relate more to the countries and regions in which the funds may invest. Many of the risks are more pronounced for investments in emerging market countries, such as Russia and many of the countries of Africa, Asia, Eastern Europe, Latin America, and the Middle East. There are no universally accepted criteria used to determine which countries are considered developed markets and which are considered emerging markets. However, the funds rely on the classification made for a particular country by an unaffiliated, third-party data provider.

• Political, Social, and Economic Risks Foreign investments involve risks unique to the local political, economic, tax, and regulatory structures in place, as well as the potential for social instability, military unrest, or diplomatic developments that could prove adverse to the interests of U.S. investors. The economies of many of the countries in which the funds may invest are not as developed as the U.S. and individual foreign economies can differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. In addition, war and terrorism have affected many countries, especially those in Africa and the Middle East. Many countries throughout the world are dependent on a healthy U.S. economy and are adversely affected when the U.S. economy weakens or its markets decline. For example, in 2007 and 2008, the meltdown in the U.S. subprime mortgage market quickly spread throughout global credit markets, triggering a liquidity crisis that affected debt and equity markets around the world.

Governments in certain foreign countries continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could have a significant effect on market prices of securities and payment of dividends. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and economic conditions of their trading partners. The enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

• Currency Risks Investments in foreign securities will normally be denominated in foreign currencies. Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the funds’ holdings denominated in that currency. Generally, when a given currency appreciates against the U.S. dollar (e.g., because the U.S. dollar weakens or the particular foreign currency strengthens), the value of the funds’ securities denominated in that currency will rise. When a given currency depreciates against the U.S. dollar (e.g., because the U.S. dollar strengthens or the particular foreign currency weakens), the value of the funds’ securities denominated in that currency will decline. The value of fund assets may also be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulations, and currency devaluations. In addition, a change in the value of a foreign currency against the U.S. dollar could result in a change in the amount of income available for distribution. If a portion of a fund’s investment income may be received in foreign currencies, the fund will be required to compute its income in U.S. dollars for distribution to shareholders, and therefore the fund will absorb the cost of currency fluctuations.

• Investment and Repatriation Restrictions Foreign investment in the securities markets of certain foreign countries is restricted or controlled to varying degrees. These restrictions limit and, at times, preclude investment in such countries and increase the cost and expenses of the funds. Investments by foreign investors are subject to a variety of restrictions in many emerging market countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, and limits on the types of companies in which foreigners may invest. Additional or different restrictions may be imposed at any time by these or other countries in which the funds invest. In addition, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including in some cases the need for certain government consents.

• Market and Trading Characteristics Foreign securities markets are generally not as developed or efficient as, and more volatile than, those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets and the funds’ foreign portfolio securities may be less liquid, more difficult to value, and subject to more rapid and erratic price movements than securities of comparable U.S. companies. Foreign securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. Commissions on foreign securities trades are generally higher than commissions on U.S. exchanges, and while there are an increasing number of overseas securities markets that have adopted a system of negotiated rates, a number are still subject to an established schedule of minimum commission rates. There is generally less government supervision and regulation of foreign securities exchanges, brokers, and listed companies than in the United States.

Moreover, overall settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements can result in losses to the funds. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct transactions. Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned. The inability of a fund to make intended security purchases due to clearance and settlement problems could cause the fund to miss attractive investment opportunities. The inability of a fund to sell portfolio securities due to clearance and settlement problems could result either in losses to the fund due to subsequent declines in the value of the portfolio security or, if the fund has entered into a contract to sell the security, liability to the purchaser. Military unrest, war, terrorism, and other factors could result in securities markets closing unexpectedly for an extended period, during which a fund would lose the ability to either purchase or sell securities traded in that market. Finally, certain foreign markets are open for trading on days when the funds do not calculate their net asset value. Therefore, the values of a fund’s holdings in those markets may be affected on days when shareholders have no access to the fund.

• Depositary Receipts It is expected that most foreign securities will be purchased in OTC markets or on securities exchanges located in the countries in which the issuers of the various securities are located, provided that is the best available market. However, the funds may also purchase depositary receipts, such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and European Depositary Receipts (“EDRs”), which are certificates evidencing ownership of underlying foreign securities, as alternatives to directly purchasing the foreign securities in their local markets and currencies. An advantage of ADRs, GDRs, and EDRs is that investors do not have to buy shares through the issuing company’s home exchange, which may be difficult or expensive. ADRs, GDRs, and EDRs are subject to many of the same risks associated with investing directly in foreign securities.

Generally, ADRs are denominated in U.S. dollars and are designed for use in the U.S. securities markets. The depositaries that issue ADRs are usually U.S. financial institutions, such as a bank or trust company, but the underlying securities are issued by a foreign issuer.

GDRs may be issued in U.S. dollars or other currencies and are generally designed for use in securities markets outside the United States. GDRs represent shares of foreign securities that can be traded on the exchanges of the depositary’s country. The issuing depositary, which may be a foreign or a U.S. entity, converts dividends and the share price into the shareholder’s home currency. EDRs are generally issued by a European bank and traded on local exchanges.

For purposes of a fund’s investment policies, investments in depositary receipts are deemed to be investments in the underlying securities. For example, an ADR representing ownership of common stock will be treated as common stock.

• Participation Notes The funds may gain exposure to securities in certain foreign markets through investments in participation notes (“P-notes”). For instance, a fund may purchase P-notes while it is awaiting approval from a foreign exchange to trade securities directly in that market as well as to invest in foreign markets that restrict foreign investors, such as the funds, from investing directly in individual securities traded on that exchange. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity security. An investment in a P-note involves additional risks beyond the risks normally associated with a direct investment in the underlying security and the P-note’s performance may differ from the underlying security’s performance. While the holder of a P-note is entitled to receive from the broker-dealer or bank any dividends paid by the underlying security, the holder is not entitled to the same rights (e.g., voting rights) as an owner of the underlying stock. P-notes are considered general unsecured contractual obligations of the banks or broker-dealers that issue them as the counterparty. As such, the funds must rely on the creditworthiness of the counterparty for their investment returns on the P-notes and would have no rights against the issuer of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security. Additionally, issuers of P-notes and the calculation agent may have broad authority to control the foreign exchange rates related to the P-notes and discretion to adjust the P-note’s terms in response to certain events.

• Investment Funds The funds may invest in investment funds which have been authorized by the governments of certain countries specifically to permit foreign investment in securities of companies listed and traded on the stock exchanges in these respective countries. Investment in these funds is subject to the provisions of the 1940 Act. If a fund invests in such investment funds, shareholders will bear not only their proportionate share of the expenses of the fund (including operating expenses and the fees of the investment manager), but also will indirectly bear similar expenses of the underlying investment funds. In addition, the securities of these investment funds may trade at a premium over their net asset value.

• Financial Information and Governance There is generally less publicly available information about foreign companies when compared to the reports and ratings that are published about companies in the United States. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices, and requirements comparable to those applicable to U.S. companies, and there may be less stringent investor protection and disclosure standards. It also is often more difficult to keep currently informed of corporate actions, which can adversely affect the prices of portfolio securities.

• Taxes The dividends and interest payable on certain of the funds’ foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the funds’ shareholders. In addition, some governments may impose a tax on purchases by foreign investors of certain securities that trade in their country.

• Higher Costs Investors should understand that the expense ratios of funds investing primarily in foreign securities can be expected to be higher than funds that invest mainly in domestic securities. Reasons include the higher costs of maintaining custody of foreign securities, higher advisory fee rates paid by funds to investment advisers for researching and selecting foreign securities, and brokerage commission rates and trading costs that tend to be more expensive in foreign markets than in the United States.

• Other Risks With respect to certain foreign countries, especially emerging markets, there is the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the funds, or diplomatic developments which could affect investments by U.S. persons in those countries. Further, the funds may find it difficult or be unable to enforce ownership rights, pursue legal remedies, or obtain judgments in foreign courts. Evidence of securities ownership may be uncertain in many foreign countries. In many of these countries, the most notable of which is Russia, the ultimate evidence of securities ownership is the share register held by the issuing company or its registrar. While some companies may issue share certificates or provide extracts of the company’s share register, these are not negotiable instruments and are not effective evidence of securities ownership. In an ownership dispute, the company’s share register is controlling.

• Europe

Europe includes both developed and emerging markets. Europe’s economies are diverse, its governments are decentralized, and its cultures vary widely. Unemployment in Europe has historically been higher than in the U.S. and public deficits have been an ongoing concern in many European countries.

Fiscal Constraints Most developed countries in western Europe are members of the European Union (“EU”), and many are also members of the European Economic and Monetary Union (“EMU”). European countries can be significantly affected by the tight fiscal and monetary controls that the EMU imposes on its members and with which candidates for EMU membership are required to comply. Member countries are required to maintain tight controls over inflation, public debt, and budget deficits, and these requirements can severely limit EMU member countries’ ability to implement monetary policy to address local or regional economic conditions. The private and public sectors’ debt problems of a single EU country can pose economic risks to the EU as a whole.

Eurozone Currency Issues While certain EU countries continue to use their own currency, there is a collective group of EU countries, known as the Eurozone, that use the euro as their currency. Although the Eurozone has adopted a common currency and central bank, there is no fiscal union; therefore, money does not automatically flow from countries with surpluses to those with fiscal deficits. Several Eurozone countries continue to face deficits and budget issues, some of which may have negative long-term effects for the economies of not just Eurozone countries but all of Europe. Rising government debt levels could increase market volatility and the probability of a recession, lead to emergency financing for certain countries, and foster increased speculation that certain countries may require bailouts. Eurozone policymakers have previously struggled to agree on solutions to debt crises, which has stressed the European banking system as lending continued to tighten. Similar crises in the future could place additional stress on the banking system and lead to downgrades of European sovereign debt. There continues to be concern over national-level support for the euro, which could lead to the implementation of currency controls, certain countries leaving the EU, or potentially a breakup of the Eurozone and dissolution of the euro. A breakup of the Eurozone, particularly a disorderly breakup, would pose special challenges for the financial markets and could lead to exchange controls and/or market closures. In the event of a Eurozone default or breakup, some of the most significant challenges faced by the funds with euro-denominated holdings and derivatives involving the euro would include diminished market liquidity, operational issues relating to the settlement of trades, difficulty in establishing the fair values of holdings, and the redenomination of holdings into other currencies.

• Emerging Europe, Middle East, and Africa

The economies of the countries of emerging Europe, the Middle East, and Africa, sometimes referred to as “EMEA,” are all considered emerging market economies, and they tend to be highly reliant on the exportation of commodities.

Political and Military Instability Many formerly communist, eastern European countries have experienced significant political and economic reform over the past decade, and a continued eastward expansion of the EU could help to further anchor this reform process. However, the democratization process is still relatively new in a number of the smaller states and political turmoil and popular uprisings remain threats. Russia has made some advances in establishing a new political outlook and a market economy, but political risk remains high and steps that Russia has recently taken and may take in the future to assert its geopolitical influence may increase the tensions in the region and affect economic growth. The U.S. and European Union have recently instituted sanctions against certain Russian officials and Russian entities in response to recent political and military actions undertaken by Russia. These sanctions, and other intergovernmental actions that may be undertaken against Russia in the future, could result in the devaluation of Russian currency, a downgrade in the country’s credit rating, and/or a significant decline in the value and liquidity of securities issued by Russian companies or the Russian government. Further sanctions against Russia and any retaliatory action by the Russian government could result in the immediate freeze of Russian securities, either by issuer, sector, or the Russian markets as a whole, any of which would significantly impair the ability of the funds to buy, sell, or receive proceeds from those securities. Ongoing sanctions, the continued disruption of the Russian economy, or future military actions by Russia could severely impact the performance of any funds that hold Russian securities or derivatives with exposure to Russian securities or currency.

Many Middle Eastern economies have little or no democratic tradition and are led by family structures. Opposition parties are often banned, leading to dissidence and militancy. Despite a growing trend toward a democratic process, many African nations have a history of dictatorship, military intervention, and corruption. War, terrorism, and military takeovers could result in a securities market unexpectedly closing for an extended period, which would restrict a fund from selling its securities that are traded in that market. In all parts of EMEA, such developments, if they were to recur, could reverse favorable trends toward economic and market reform, privatization, and removal of trade barriers, and result in significant disruptions in securities markets.

Foreign Currency Certain countries in the region may have managed currencies which are pegged to the U.S. dollar or the euro, rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency, which may, in turn, have a disruptive and negative effect on investors. There is no significant foreign exchange market for certain currencies, and it would, as a result, be difficult for the funds to engage in foreign currency transactions designed to protect the value of the funds’ interests in securities denominated in such currencies.

Energy/Resources Russia, the Middle East, and many African nations are highly reliant on income from oil sales. Oil prices can have a major impact on these economies. Other commodities such as base and precious metals are also important to these economies. As global supply and demand for commodities fluctuates, the EMEA economies can be significantly impacted by the prices of such commodities.

Custody and Settlement Because of the underdeveloped state of Russia’s financial and legal systems, the settlement, clearing, and registration of securities transactions are subject to heightened risks. Equity securities in Russia are issued only in book entry form, and ownership records are maintained in a decentralized fashion by registrars who are under contract with the issuers. Although a fund’s Russian sub-custodian maintains copies of the registrar’s records on its premises, such records may not be legally sufficient to establish ownership of securities. The registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. Although a fund investing in Russian securities seeks to ensure through its custodian that its interest continues to be appropriately recorded, it is possible that a fraudulent act may deprive the fund of its ownership rights or improperly dilute its interest. In addition, it is possible that a registrar could be suspended or its license revoked, which would impact a fund’s holdings at that registrar until the suspension is lifted or the companies’ records are transferred to an alternative registrar. Finally, although applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration.

• Latin America

The majority of Latin American countries have been characterized at various times by high interest and unemployment rates, inflation, an over-reliance on commodity trades, and government intervention.

Inflation Most Latin American countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth. Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels.

Political Instability and Government Control Certain Latin American countries have been marred by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such developments, if they were to recur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets. Many Latin American governments have exercised significant influence over their country’s economies, which can have significant effects on companies doing business in Latin America and the securities they issue. These governments have often changed monetary, taxation, credit, tariff, and other policies to alter the direction of their economies. Actions to control inflation have involved the setting of wage and price controls, blocking access to bank accounts, imposing exchange controls, and limiting imports. Investments in Brazilian securities may be subject to certain restrictions on foreign investment. Brazilian law provides that whenever a serious imbalance in Brazil’s balance of payments exists or is anticipated, the Brazilian government may impose temporary restrictions on the remittance to foreign investors, such as the funds, of proceeds from the sale of Brazilian securities.

Foreign Currency Certain Latin American countries may experience sudden and large adjustments in their currency which, in turn, can have a disruptive and negative effect on foreign investors. Certain Latin American countries may impose restrictions on the free conversion of their currency into other currencies, including the U.S. dollar. There is no significant foreign exchange market for many Latin American currencies and it would, as a result, be difficult for the funds to engage in foreign currency transactions designed to protect the value of the funds’ interests in securities denominated in such currencies.

Sovereign Debt A number of Latin American countries have been among the largest debtors of emerging market countries. There have been moratoria on, and reschedulings of, repayment with respect to these debts. Such events can restrict the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economies.

Foreign Trade Because commodities, such as agricultural products, minerals, oil, and metals, represent a significant percentage of exports of many Latin American countries, the economies of those countries are particularly sensitive to fluctuations in commodity prices, currencies and global demand for commodities.

• Japan

A strong work ethic, mastery of high technology, and emphasis on education helped Japan advance with extraordinary speed from the 1960s through the 1980s to become one of the largest economic powers along with the U.S. and the EU. However, growth slowed markedly in the 1990s and Japan’s economy fell into a long recession. After a few years of mild recovery in the mid-2000s, the Japanese economy fell into another recession due in part to the global economic crisis in the late 2000s. This economic recession was likely compounded by an unstable financial sector, low domestic consumption, and certain corporate structural weaknesses, which remain some of the major issues facing the Japanese economy. Japan’s government has recently implemented significant economic reform aimed at jumpstarting the Japanese economy and boosting the competitiveness of Japanese goods in world markets. Through aggressive monetary easing, temporary fiscal stimulus, and overall structural reform, the program is designed to end the recent cycles of deflation, falling prices, and declining wages.

Banking System To help sustain Japan’s economic recovery and improve its economic growth, many believe an overhaul of the nation’s financial institutions is necessary. Banks, in particular, may have to reform themselves to become more competitive. While successful financial sector reform would contribute to Japan’s economic recovery at home and would benefit other economies in Asia, internal conflict over the proper way to reform the banking system currently persists.

Natural Disasters Japan has experienced natural disasters, such as earthquakes and tidal waves, of varying degrees of severity. The risks of such phenomena, and the resulting damage, continue to exist and could have a severe and negative impact on a fund’s holdings in Japanese securities. Japan also has one of the world’s highest population densities. A significant percentage of the total population of Japan is concentrated in the metropolitan areas of Tokyo, Osaka, and Nagoya. Therefore, a natural disaster centered in or very near one of these cities could have a particularly devastating effect on Japan’s financial markets. Japan’s recovery from the recession has been affected by economic distress from the earthquake and resulting tsunami that struck northeastern Japan in March 2011 causing major damage along the coast, including damage to nuclear power plants in the region. Since the earthquake, Japan’s financial markets have fluctuated dramatically.

Energy Importation Japan has historically depended on oil for most of its energy requirements. Almost all of its oil is imported, the majority from the Middle East. In the past, oil prices have had a major impact on the domestic economy, but more recently Japan has worked to reduce its dependence on oil by encouraging energy conservation and use of alternative fuels. In addition, a restructuring of industry, with emphasis shifting from basic industries to processing and assembly type industries, has contributed to the reduction of oil consumption. However, there is no guarantee that this favorable trend will continue.

Foreign Trade Overseas trade is important to Japan’s economy and Japan’s economic growth is significantly driven by its exports. Japan has few natural resources and must export to pay for its imports of these basic requirements. A significant portion of Japan’s trade is conducted with emerging market countries, almost all of which are located in East and Southeast Asia, and it can be affected by conditions in these other countries and currency fluctuations. Because of the concentration of Japanese exports in highly visible products such as automobiles and technology, and the large trade surpluses ensuing therefrom, Japan has had difficult relations with its trading partners, particularly the United States. Japan’s aging and shrinking population increases the cost of the country’s pension and public welfare system and lowers domestic demand, making Japan even more dependent on exports to sustain its economy. It is possible that trade sanctions or other protectionist measures could impact Japan adversely in both the short term and long term.

• Asia (excluding Japan)

Asia includes countries in all stages of economic development, some of which have been characterized at times by over-extension of credit, currency fluctuations, devaluations, restrictions, unstable employment rates, over-reliance on exports, and less efficient markets. Currency fluctuations or devaluations in any one country can have a significant effect on the entire region. Furthermore, increased political and social unrest in some Asian countries could cause further economic and market uncertainty in the entire region.

Political and Social Instability The political history of some Asian countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such developments, if they continue to occur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and could result in significant disruption to securities markets. For example, there is a demilitarized border and hostile relations between North and South Korea, and the Taiwanese economy has been affected by security threats from China. China remains a totalitarian country with continuing risk of nationalization, expropriation, or confiscation of property and its legal system is still developing, making it more difficult to obtain or enforce judgments. At times, religious, cultural, and military disputes within and outside India have caused volatility in the Indian securities markets and such disputes could adversely affect the value and liquidity of a fund’s investments in Indian securities in the future.

Foreign Currency Certain Asian countries may have managed currencies which are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. Certain Asian countries also may restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for certain currencies, and it would, as a result, be difficult for the funds to engage in foreign currency transactions designed to protect the value of the funds’ interests in securities denominated in such currencies.

Interrelated Economies and International Trade A number of Asian companies are highly dependent on foreign loans for their operation, some of which may impose strict repayment term schedules and require significant economic and financial restructuring. The economies of many countries in the region are heavily dependent on international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners. China has had an increasingly significant and positive impact on the global economy, but its continued success depends on its ability to retain the legal and financial policies that have fostered economic freedom and market expansion. The Hong Kong, Taiwanese, and Chinese economies can be dependent on the economies of other countries and can be significantly affected by currency fluctuations and increasing competition from Asia’s other low-cost emerging economies. These China region economies can also be significantly affected by general social, economic, and political conditions in China and other countries. The willingness and ability of the Chinese government to support the Hong Kong and Chinese economies and markets is uncertain. China has yet to develop comprehensive securities, corporate, or commercial laws, and its market is relatively new and undeveloped. Also, foreign investments may be restricted. Changes in government policy could significantly affect the local markets.

China A-Shares The China Securities Regulatory Commission (“CSRC”) has the authority to grant qualified foreign institutional investor (“QFII”) licenses, which allow foreign investments in A-shares on the Shanghai and Shenzhen Stock Exchanges and certain other securities historically not eligible for investment by non-Chinese investors. Each QFII is authorized to invest in China A-shares only up to a specified quota established by the Chinese State Administration of Foreign Exchange (“SAFE”). T. Rowe Price has received a QFII license permitting it to invest a portion of the assets of the Emerging Markets Stock, Institutional Emerging Markets Equity, International Discovery, and New Asia Funds in local Chinese securities. Although the laws of China permit the use of nominee accounts for clients of investment managers who are QFIIs, the Chinese regulators require the securities trading and settlement accounts to be maintained in the name of the QFII. Chinese regulators have been made aware that T. Rowe Price is acting as investment manager only and that any assets invested in A-shares belong to the funds. The funds’ custodian bank will maintain a specific sub-account for the A-share investments in the name of each fund. However, there is a risk that creditors of T. Rowe Price may assert that T. Rowe Price, and not the individual fund, is the legal owner of the securities and other assets in the accounts. If a court upholds such an assertion, creditors of T. Rowe Price could seek payment from the funds’ A-share investments.

Additional risks include a potential lack of liquidity, greater price volatility, and restrictions on the repatriation of invested capital. Because of low trading volume and various restrictions on the free flow of capital into the A-share market, the A-share market could be less liquid and trading prices of A-shares could be more volatile than other local securities markets. In addition, net realized profits on fund investments in A-shares may only be repatriated under certain conditions and upon the approval of SAFE.

Risk Factors of Investing in Taxable Debt Obligations

General

Yields on short-, intermediate-, and long-term debt securities are dependent on a variety of factors, including the general conditions of the money, bond, and foreign exchange markets; the size of a particular offering; the maturity of the obligation; and the credit rating of the issue. Debt securities with longer maturities tend to carry higher yields and are generally subject to greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market prices of debt securities usually vary, depending upon available yields. An increase in interest rates will generally reduce the value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments. The ability of funds investing in debt securities to achieve their investment objectives is also dependent on the continuing ability of the issuers of the debt securities in which the funds invest to meet their obligations for the payment of interest and principal when due.

After purchase by the funds, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the funds. Neither event will require a sale of such security by the funds. However, such events will be considered in determining whether the funds should continue to hold the security. To the extent that the ratings given by Moody’s, S&P, or others may change as a result of changes in such organizations or their rating systems, the funds will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the prospectus. The ratings of Moody’s, S&P, and others represent their opinions as to the quality of securities that they undertake to rate. Ratings are not absolute standards of quality. When purchasing unrated securities, T. Rowe Price, under the supervision of the funds’ Boards, determines whether the unrated security is of a quality comparable to that which the funds are allowed to purchase.

Full Faith and Credit Securities

Securities backed by the full faith and credit of the United States (for example, GNMA and U.S. Treasury securities) are generally considered to be among the most, if not the most, creditworthy investments available. While the U.S. government has honored its credit obligations continuously for the last 200 years, political events have, at times, called into question whether the United States would default on its obligations. Such an event would be unprecedented and there is no way to predict its impact on the securities markets or the funds. However, it is very likely that default by the United States would result in losses to the funds.

Mortgage Securities

Mortgage-backed securities, including Government National Mortgage Association (“Ginnie Mae” or “GNMA”) securities differ from conventional bonds in that principal is paid back over the life of the security rather than at maturity. As a result, the holder of a mortgage-backed security (i.e., a fund) receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. Therefore, GNMA securities may not be an effective means of “locking in” long-term interest rates due to the need for the funds to reinvest scheduled and unscheduled principal payments. The incidence of unscheduled principal prepayments is also likely to increase in mortgage pools owned by the funds when prevailing mortgage loan rates fall below the mortgage rates of the securities underlying the individual pool. The effect of such prepayments in a falling rate environment is to (1) cause the funds to reinvest principal payments at the then lower prevailing interest rate, and (2) reduce the potential for capital appreciation beyond the face amount of the security and adversely affect the return to the funds. Conversely, in a rising interest rate environment, such prepayments can be reinvested at higher prevailing interest rates, which will reduce the potential effect of capital depreciation to which bonds are subject when interest rates rise. When interest rates rise and prepayments decline, GNMA securities become subject to extension risk or the risk that the price of the securities will fluctuate more. In addition, prepayments of mortgage securities purchased at a premium (or discount) will cause such securities to be paid off at par, resulting in a loss (gain) to the funds. T. Rowe Price will actively manage the funds’ portfolios in an attempt to reduce the risk associated with investment in mortgage-backed securities.

The market value of adjustable rate mortgage securities (“ARMs”), like other U.S. government securities, will generally vary inversely with changes in market interest rates, declining when interest rates rise and rising when interest rates decline. Because of their periodic adjustment feature, ARMs should be more sensitive to short-term interest rates than long-term rates. They should also display less volatility than long-term mortgage-backed securities. Thus, while having less risk of a decline during periods of rapidly rising rates, ARMs may also have less potential for capital appreciation than other investments of comparable maturities. Interest rate caps on mortgages underlying ARMs may prevent income on the ARMs from increasing to prevailing interest rate levels and cause the securities to decline in value. In addition, to the extent ARMs are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the holders’ principal investment to the extent of the premium paid. On the other hand, if ARMs are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income that, when distributed to shareholders, will be taxable as ordinary income.

High-Yield Securities

Special Risks of Investing in Junk Bonds The following special considerations are additional risk factors of funds investing in lower-rated securities.

• Lower-Rated Debt Securities An economic downturn or increase in interest rates is likely to have a greater negative effect on this market, the value of lower-rated debt securities in the funds’ portfolios, the funds’ net asset value, and the ability of the bonds’ issuers to repay principal and interest, meet projected business goals, and obtain additional financing than on higher-rated securities. These circumstances also may result in a higher incidence of defaults than with respect to higher-rated securities. Investment in funds which invest in lower-rated debt securities is more risky than investment in shares of funds which invest only in higher-rated debt securities.

• Sensitivity to Interest Rate and Economic Changes Prices of lower-rated debt securities may be more sensitive to adverse economic changes or corporate developments than higher-rated investments. Debt securities with longer maturities, which may have higher yields, may increase or decrease in value more than debt securities with shorter maturities. Market prices of lower-rated debt securities structured as zero-coupon or pay-in-kind securities are affected to a greater extent by interest rate changes and may be more volatile than securities which pay interest periodically and in cash. Where it deems it appropriate and in the best interests of fund shareholders, the funds may incur additional expenses to seek recovery on a debt security on which the issuer has defaulted and to pursue litigation to protect the interests of security holders of its portfolio companies.

• Liquidity and Valuation Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Nonrated securities are usually not as attractive to as many buyers as rated securities are, a factor which may make nonrated securities less marketable. These factors may have the effect of limiting the availability of the securities for purchase by the funds and may also limit the ability of the funds to sell such securities at their fair value, either to meet redemption requests or in response to changes in the economy or the financial markets.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-rated debt securities, especially in a thinly traded market. To the extent the funds own or may acquire illiquid or restricted lower-rated securities, these securities may involve special registration responsibilities, liabilities, costs, and liquidity and valuation difficulties. Changes in values of debt securities which the funds own will affect its net asset value per share. If market quotations are not readily available for the funds’ lower-rated or nonrated securities, these securities will be valued by a method that the funds’ Boards believe accurately reflects fair value. Judgment plays a greater role in valuing lower-rated debt securities than with respect to securities for which more external sources of quotations and last sale information are available.

• Taxation Special tax considerations are associated with investing in lower-rated debt securities structured as zero-coupon or pay-in-kind securities. The funds accrue income on these securities prior to the receipt of cash payments. The funds must distribute substantially all of its income to its shareholders to qualify for pass-through treatment under the tax laws and may, therefore, have to dispose of portfolio securities to satisfy distribution requirements.

Risk Factors of Investing in Municipal Securities

General

Yields on municipal securities are dependent on a variety of factors, including the general conditions of the money market and the municipal bond market, the size of a particular offering, the maturity of the obligations, and the rating of the issue. Municipal securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market prices of municipal securities usually vary, depending upon available yields. An increase in interest rates will generally reduce the value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments. The ability of all the funds to achieve their investment objectives is also dependent on the continuing ability of the issuers of municipal securities in which the funds invest to meet their obligations for the payment of interest and principal when due. The ratings of Moody’s, S&P, and Fitch IBCA, Inc. (“Fitch”) represent their opinions as to the quality of municipal securities which they undertake to rate. Ratings are not absolute standards of quality; consequently, municipal securities with the same maturity, coupon, and rating may have different yields. There are variations in municipal securities, both within a particular classification and between classifications, depending on numerous factors. In 2010, Moody’s and Fitch recalibrated their ratings of municipal securities so they could use a single ratings scale for both municipal and corporate debt securities. This resulted in upgrades to ratings of certain municipal issuers based on the change in methodology and not on improvements in credit quality. It should also be pointed out that, unlike other types of investments, offerings of municipal securities have traditionally not been subject to regulation by, or registration with, the SEC, although there have been proposals which would provide for regulation in the future.

The federal bankruptcy statutes relating to the debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material and adverse changes in the rights of holders of their obligations.

Proposals have been introduced in Congress to restrict or eliminate the federal income tax exemption for interest on municipal securities, and similar proposals may be introduced in the future. Proposed “Flat Tax” and “Value Added Tax” proposals would also have the effect of eliminating the tax preference for municipal securities. Some of the past proposals would have applied to interest on municipal securities issued before the date of enactment, which would have adversely affected their value to a material degree. If such a proposal were enacted, the availability of municipal securities for investment by the funds and the value of a fund’s portfolio would be affected and, in such an event, the funds would reevaluate their investment objectives and policies. The lowering of income tax rates, including lowering tax rates on dividends and capital gains, could have a negative impact on the desirability of owning municipal securities.

Although the banks and securities dealers with which the funds will transact business will be banks and securities dealers that T. Rowe Price believes to be financially sound, there can be no assurance that they will be able to honor their obligations to the funds with respect to such transactions.

Municipal Bond Insurance The funds may purchase insured bonds from time to time. Municipal bond insurance provides an unconditional and irrevocable guarantee that the insured bond’s principal and interest will be paid when due. Insurance does not guarantee the price of the bond. The guarantee is purchased from a private, nongovernmental insurance company.

There are two types of insured securities that may be purchased by the funds: bonds carrying either (1) new issue insurance; or (2) secondary insurance. New issue insurance is purchased by the issuer of a bond in an effort to improve the bond’s credit rating. By meeting the insurer’s standards and paying an insurance premium based on the bond’s principal value, the issuer may be able to obtain a higher credit rating for the bond. The credit rating assigned to an insured municipal bond will usually reflect the financial strength of the issuer or insurer, whichever is higher. Once purchased, municipal bond insurance cannot be canceled, and the protection it affords continues as long as the bonds are outstanding and the insurer remains solvent.

The funds may also purchase bonds that carry secondary insurance purchased by an investor after a bond’s original issuance. Such policies insure a security for the remainder of its term. Generally, the funds expect that portfolio bonds carrying secondary insurance will have been insured by a prior investor. However, the funds may, on occasion, purchase secondary insurance on their own behalf.

Each of the municipal bond insurance companies has established reserves to cover estimated losses. Both the method of establishing these reserves and the amount of the reserves vary from company to company. The risk that a municipal bond insurance company may experience a claim extends over the life of each insured bond. Municipal bond insurance companies are obligated to pay a bond’s interest and principal when due if the issuing entity defaults on the insured bond. Defaults on insured municipal bonds have been fairly low to date, but certain of these insurers’ ratings have been downgraded and they are no longer insuring newly issued bonds. It is possible that there could be additional insurer downgrades and that default rates on insured bonds could increase substantially, which could further deplete an insurer’s loss reserves and adversely affect the ability of a municipal bond insurer to pay claims to holders of insured bonds, such as the funds. The inability of an insurer to pay a particular claim, or a downgrade of the insurer’s rating, could adversely affect the values of all the bonds it insures despite the quality of the underlying issuer. The number of municipal bond insurers is relatively small and, therefore, a significant amount of a municipal bond fund’s assets may be insured by a single issuer.

High-Yield Securities Lower-quality bonds, commonly referred to as “junk bonds,” are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Because investment in low- and lower-medium-quality bonds involves greater investment risk, to the extent the funds invest in such bonds, achievement of their investment objectives will be more dependent on T. Rowe Price’s credit analysis than would be the case if the funds were investing in higher-quality bonds. High-yield bonds may be more susceptible to real or perceived adverse economic conditions than investment-grade bonds. A projection of an economic downturn or higher interest rates, for example, could cause a decline in high-yield bond prices because the advent of such events could lessen the ability of highly leveraged issuers to make principal and interest payments on their debt securities. In addition, the secondary trading market for high-yield bonds may be less liquid than the market for higher-grade bonds, which can adversely affect the ability of the funds to dispose of their portfolio securities. Bonds for which there is only a “thin” market can be more difficult to value because objective pricing data may be less available and judgment would therefore play a greater role in the valuation process.

Risk Factors of Investing in Taxable and Tax-Free Money Market Funds

The T. Rowe Price money market funds will limit their purchases of portfolio instruments to those U.S. dollar-denominated securities which the funds’ Boards determine present minimal credit risk and which are eligible securities as defined in Rule 2a-7 under the 1940 Act. Eligible securities are generally securities which have been rated (or whose issuer has been rated or whose issuer has comparable securities rated) in one of the two highest short-term rating categories (which may include sub-categories) by nationally recognized statistical rating organizations (“NRSROs”) or, in the case of any instrument that is not so rated, is of comparable high quality as determined by T. Rowe Price pursuant to written guidelines established under the supervision of the funds’ Boards. In addition, the funds may treat certain variable and floating rate instruments with demand features as short-term securities pursuant to Rule 2a-7 under the 1940 Act.

There can be no assurance that the funds will achieve their investment objectives or be able to maintain their net asset values per share at $1.00. The price of the funds is not guaranteed or insured by the U.S. government and their yields are not fixed. While the funds invest in high-grade money market instruments, investment in the funds is not without risk, even if all portfolio instruments are paid in full at maturity. An increase in interest rates could reduce the value of the funds’ portfolio investments, and a decline in interest rates could increase the value. In addition, the SEC has proposed amendments to money market fund rules which, if adopted, could impact money market fund pricing and/or operations.

State Tax-Free Funds

The following information about the state tax-free funds is updated in June of each year. More current information is available in shareholder reports for these funds.

California Tax-Free Bond and California Tax-Free Money Funds

Risk Factors Associated with a California Portfolio

The funds’ concentration in the debt obligations of a single state carries a higher risk than a portfolio that is more geographically diversified.

Types of Municipal Debt The funds invest in municipal bonds and other municipal debt instruments issued by the state of California and its various political subdivisions and agencies. The issuers of these debt obligations include the state of California and its agencies and authorities, counties and municipalities and their agencies and authorities, various California public institutions of higher education, and certain California not-for-profit organizations (e.g., hospitals, private colleges, and nursing homes). The credit quality and risks of these investments will vary according to each security’s structure and underlying economics.

Debt is issued for a wide variety of public purposes, including transportation, housing, education, electric power, and healthcare. The state of California, and its local governments, agencies and authorities, issue two basic types of debt: general obligation bonds and revenue bonds. General obligation bonds are backed by the unlimited taxing power of the issuer. However, bonds issued by certain counties, municipalities, and agencies of the state and local government are not backed by the full faith and credit of the state. Revenue bonds are typically secured by specific pledged fees or charges for a related project, such as fees generated from the use of facilities or enterprises financed by the bonds. As part of its cash management program, the state regularly issues short-term notes to meet its disbursement requirements in advance of the receipt of revenues. Included within the revenue bond sector are tax-exempt lease obligations that are subject to annual appropriations of a governmental body, usually with no implied tax or specific revenue pledge. Local governments also raise capital through the use of Mello-Roos, 1915 Act Bonds, and Tax Increment Bonds, all of which are generally riskier than general obligation debt as they often rely on tax revenues to be generated by future development for their support.

The funds may also invest in private activity bond issues for corporate and nonprofit borrowers. Sold through various governmental conduits, these issues are backed solely by the revenues pledged by the respective borrowing corporations. No governmental support is provided or implied.

Political and Legislative Conditions Certain provisions of the California state constitution and state statutes limit the taxing and spending authority of California governmental entities, thus affecting their ability to meet debt service obligations. For example, the constitution limits ad valorem taxes on real property to 1% of “full cash value” and restricts the ability of taxing entities to increase real property taxes. It also prohibits the state from spending revenues beyond its annually adjusted “appropriations limit.” Yet another provision further restricts the ability of local governments to levy and collect existing and future taxes, assessments, and fees. In addition to limiting the financial flexibility of local governments in the state, the provision also increases the possibility of voter-determined tax rollbacks and repeals.

One effect of the tax and spending limitations in California has been a broad scale shift by local governments away from general obligation debt requiring voter approval and pledging of future tax revenues toward lease revenue financing that is subject to abatement and does not require voter approval. Lease-backed debt is generally viewed as a less secure form of borrowing and therefore entails greater credit risk.

Future initiatives, if proposed and adopted, or future court decisions could create renewed pressure on California governments and their ability to raise revenues. Although Orange County notably filed for protection under the U.S. Bankruptcy Code in 1994, overall the state and its underlying governments have displayed flexibility in overcoming the negative effects of past initiatives.

Economic and Financial Conditions To a large degree, the credit risk of the portfolios is dependent upon the financial strength of the state of California, its localities and agencies. Financial strength is, in turn, influenced by changing economic conditions which affect the level of taxes collected and revenues earned. While California’s economy has been diverse and resilient, and is typically the largest among the 50 states, the state of California is also normally among the most highly indebted states in the nation. The state has historically experienced more extreme swings in employment levels and property values relative to the rest of the country. In addition, California is more prone to earthquakes and other natural disasters, which can result in sudden economic downturns and the unexpected inability of issuers to meet their obligations, as well as a long-lasting negative impact on the overall California municipal securities market. More detailed information regarding economic conditions and the financial strength of California is available in the funds’ annual and semi-annual shareholder reports.

Sectors Investment concentration in a particular sector can present unique risks. For example, a significant portion of the funds’ assets may be invested in issues related to health care providers. The hospital industry has been under significant pressure to reduce expenses and shorten length of hospital stays, a phenomenon that has negatively affected the financial health of some hospitals. All hospitals are dependent on third-party reimbursement mechanisms that are typically complex, subject to numerous conditions, and uncertain as to how long they will continue.

The funds may from time to time invest in electric revenue issues. The financial performance of these utilities was impacted by the industry’s moves toward deregulation and increased competition. California’s original electric utility restructuring plan proved to be flawed as it placed over-reliance on the spot market for power purchases during a period of substantial supply and demand imbalance. Now that deregulation has been suspended, municipal utilities face a more traditional set of challenges. In particular, some electric revenue issuers have exposure to or participate in nuclear power plants, which could affect the issuer’s financial performance. Other risks include unexpected outages, plant shutdowns, and more stringent environmental regulations.

Georgia Tax-Free Bond Fund

Risk Factors Associated with a Georgia Portfolio

The fund’s concentration in the debt obligations of a single state carries a higher risk than a portfolio that is more geographically diversified.

Types of Municipal Debt The fund invests in municipal bonds and other municipal debt instruments issued by the state of Georgia and its various political subdivisions and agencies. The issuers of these debt obligations include the state of Georgia and its agencies and authorities, counties and municipalities and their agencies and authorities, various Georgia public institutions of higher education, and certain Georgia not-for-profit organizations (e.g., hospitals, private colleges, and nursing homes). The credit quality and risks of these investments will vary according to each security’s structure and underlying economics.

The state of Georgia, and its local governments, agencies and authorities, issue two basic types of debt: general obligation bonds and revenue bonds. General obligation bonds are backed by the unlimited taxing power of the issuer. However, bonds issued by certain counties, municipalities, and agencies of the state and local government are not backed by the full faith and credit of the state and may or may not be subject to annual appropriations from the state’s general fund. Revenue bonds are typically secured by specific pledged fees or charges for a related project, such as fees generated from the use of facilities or enterprises financed by the bonds. Included within the revenue bond sector are tax-exempt lease obligations that are subject to annual appropriations of a governmental body, usually with no implied tax or specific revenue pledge.

The Georgia Constitution imposes certain debt limits and controls. The state’s general obligation debt service cannot exceed 10% of total revenue receipts less refunds of the state treasury and state-issued general obligation bonds have a 25-year maturity limit. The state also established “debt affordability” limits which provide that outstanding debt will not exceed 2.7% of personal income or that maximum annual debt service will not exceed 5% of the prior year’s revenues.

The fund may also invest in private activity bond issues for corporate and nonprofit borrowers. Sold through various governmental conduits, these issues are backed solely by the revenues pledged by the respective borrowing corporations. No governmental support is provided or implied.

Economic and Financial Conditions To a large degree, the credit risk of the portfolio is dependent upon the financial strength of the state of Georgia, its localities and agencies. Financial strength is, in turn, influenced by changing economic conditions which affect the level of taxes collected and revenues earned. While local governments in Georgia are primarily reliant on independent revenue sources, such as property taxes, they are not immune to budget shortfalls caused by cutbacks in state aid. More detailed information regarding economic conditions and the financial strength of Georgia is available in the fund’s annual and semi-annual shareholder reports.

Sectors Investment concentration in a particular sector can present unique risks. For example, a significant portion of the fund’s assets may be invested in issues related to health care providers. The hospital industry has been under significant pressure to reduce expenses and shorten length of hospital stays, a phenomenon that has negatively affected the financial health of some hospitals. All hospitals are dependent on third-party reimbursement mechanisms that are typically complex, subject to numerous conditions, and uncertain as to how long they will continue.

The fund may from time to time invest in electric revenue issues that have exposure to or participate in nuclear power plants, which could affect the issuer’s financial performance. Such risks include delay in construction and operation due to increased regulation, unexpected outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance, or inadequate rate relief. In addition, the financial performance of electric utilities may be impacted by increased competition and deregulation of the industry.

The fund may invest in issues related to life care, which includes nursing homes, assisted living facilities, and continuing care retirement communities. These bonds are typically issued with longer-term maturities, although they are usually callable by the issuer on prescribed dates before maturity. Many life care municipal bonds are considered below investment-grade or are not rated by a credit rating agency. Reasons for the higher credit risk include uncertainty over future regulations and Medicaid funding, increased competition, and a lack of affordability.

Maryland Short-Term Tax-Free Bond, Maryland Tax-Free Bond, and Maryland Tax-Free Money Funds

Risk Factors Associated with a Maryland Portfolio

The funds’ concentration in the debt obligations of a single state carries a higher risk than a portfolio that is more geographically diversified.

Types of Municipal Debt The funds invest in municipal bonds and other municipal debt instruments issued by the state of Maryland and its various political subdivisions and agencies. The issuers of these debt obligations include the state of Maryland and its agencies and authorities, counties and municipalities and their agencies and authorities, various Maryland public institutions of higher education, and certain Maryland not-for-profit organizations (e.g., hospitals, private colleges, and nursing homes). The credit quality and risks of these investments will vary according to each security’s structure and underlying economics.

The state of Maryland, and its local governments, agencies and authorities, issue two basic types of debt: general obligation bonds and revenue bonds. General obligation bonds are backed by the unlimited taxing power of the issuer. However, many counties, municipalities, and agencies of the state and local government are authorized to borrow money under laws expressly providing that the loan obligations are not debts or pledges of the full faith and credit of the state. The state constitution imposes a 15-year maturity limit on state-issued general obligation bonds. Revenue bonds are typically secured by specific pledged fees or charges for a related project, such as fees generated from the use of facilities or enterprises financed by the bonds. Included within the revenue bond sector are tax-exempt lease obligations that are subject to annual appropriations of a governmental body, usually with no implied tax or specific revenue pledge.

The fund may also purchase municipal bonds and other municipal debt instruments that are issued by the District of Columbia, or one of its agencies or authorities, but provide for dual income tax exemption in the District of Columbia and Maryland. Such investments are normally revenue bonds that derive their revenues from projects or facilities with economic and geographic ties to both the District of Columbia and Maryland.

The funds may also invest in private activity bond issues for corporate and nonprofit borrowers. Sold through various governmental conduits, these issues are backed solely by the revenues pledged by the respective borrowing corporations. No governmental support is provided or implied.

Economic and Financial Conditions To a large degree, the credit risk of the portfolios is dependent upon the financial strength of the state of Maryland, its localities and agencies. Financial strength is, in turn, influenced by changing economic conditions which affect the level of taxes collected and revenues earned. More detailed information regarding economic conditions and the financial strength of Maryland is available in the funds’ annual and semi-annual shareholder reports.

Sectors Investment concentration in a particular sector can present unique risks. For example, a significant portion of the funds’ assets may be invested in issues related to health care providers. The hospital industry has been under significant pressure to reduce expenses and shorten length of hospital stays, a phenomenon that has negatively affected the financial health of some hospitals. All hospitals are dependent on third-party reimbursement mechanisms that are typically complex, subject to numerous conditions, and of uncertain duration.

The funds may from time to time invest in electric revenue issues that have exposure to or participate in nuclear power plants, which could affect the issuer’s financial performance. Such risks include delay in construction and operation due to increased regulation, unexpected outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance, or inadequate rate relief. In addition, the financial performance of electric utilities may be impacted by increased competition and deregulation of the industry.

The funds may invest in issues related to life care, which includes nursing homes, assisted living facilities, and continuing care retirement communities. These bonds are typically issued with longer-term maturities, although they are usually callable by the issuer on prescribed dates before maturity. Many life care municipal bonds are considered below investment-grade or are not rated by a credit rating agency. Reasons for the higher credit risk include uncertainty over future regulations and Medicaid funding, increased competition, and a lack of affordability.

New Jersey Tax-Free Bond Fund

Risk Factors Associated with a New Jersey Portfolio

The fund’s concentration in the debt obligations of a single state carries a higher risk than a portfolio that is more geographically diversified.

Types of Municipal Debt The fund invests in municipal bonds and other municipal debt instruments issued by the state of New Jersey and its various political subdivisions and agencies. The issuers of these debt obligations include the state of New Jersey and its agencies and authorities, counties and municipalities and their agencies and authorities, various New Jersey public institutions of higher education, and certain New Jersey not-for-profit organizations (e.g., hospitals, private colleges, and nursing homes). The credit quality and risks of these investments will vary according to each security’s structure and underlying economics.

The state of New Jersey, and its local governments, agencies and authorities, issue two basic types of debt: general obligation bonds and revenue bonds. General obligation bonds are backed by the unlimited taxing power of the issuer. However, many counties, municipalities, and agencies of the state and local government are authorized to borrow money under laws expressly providing that the loan obligations are not debts or pledges of the full faith and credit of the state. Revenue bonds are typically secured by specific pledged fees or charges for a related project, such as fees generated from the use of facilities or enterprises financed by the bonds. Included within the revenue bond sector are tax-exempt lease obligations that are subject to annual appropriations of a governmental body, usually with no implied tax or specific revenue pledge.

The majority of the state’s debt is “appropriation-backed.” This means that the debt service payments on these obligations must be funded annually by the state legislature, but the legislature has no legal obligation to continue to make such appropriations.

The fund may also invest in private activity bond issues for corporate and nonprofit borrowers. These issues are sold through various governmental conduits, such as the New Jersey Economic Development Authority and various local issuers, and are backed solely by the revenues pledged by the respective borrowing corporations. No governmental support is provided or implied. In the past, a number of New Jersey Economic Development Authority issues have defaulted as a result of borrower financial difficulties.

Economic and Financial Conditions To a large degree, the credit risk of the portfolio is dependent upon the financial strength of the state of New Jersey, its localities and agencies. Financial strength is, in turn, influenced by changing economic conditions which affect the level of taxes collected and revenues earned. The state of New Jersey is typically among the most highly indebted states in the nation. More detailed information regarding economic conditions and the financial strength of New Jersey is available in the fund’s annual and semi-annual shareholder reports.

Sectors Investment concentration in a particular sector can present unique risks. For example, a significant portion of the fund’s assets may be invested in issues related to health care providers. The hospital industry has been under significant pressure to reduce expenses and shorten length of hospital stays, a phenomenon that has negatively affected the financial health of some hospitals. All hospitals are dependent on third-party reimbursement mechanisms that are typically complex, subject to numerous conditions, and uncertain as to how long they will continue.

The fund may from time to time invest in electric revenue issues that have exposure to or participate in nuclear power plants, which could affect the issuer’s financial performance. Such risks include delay in construction and operation due to increased regulation, unexpected outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance, or inadequate rate relief. In addition, the financial performance of electric utilities may be impacted by increased competition and deregulation of the industry.

The fund may invest in issues related to life care, which includes nursing homes, assisted living facilities, and continuing care retirement communities. These bonds are typically issued with longer-term maturities, although they are usually callable by the issuer on prescribed dates before maturity. Many life care municipal bonds are considered below investment-grade or are not rated by a credit rating agency. Reasons for the higher credit risk include uncertainty over future regulations and Medicaid funding, increased competition, and a lack of consumer affordability.

New York Tax-Free Bond and New York Tax-Free Money Funds

Risk Factors Associated with a New York Portfolio

The funds’ concentration in the debt obligations of a single state carries a higher risk than a portfolio that is more geographically diversified.

Types of Municipal Debt The funds invest in municipal bonds and other municipal debt instruments issued by the state of New York and its various political subdivisions and agencies. The issuers of these debt obligations include: the state of New York, New York City, and their agencies and authorities; counties, other municipalities, and their agencies and authorities; various New York public institutions of higher education; and certain New York not-for-profit organizations (e.g., hospitals, private colleges, and nursing homes). The credit quality and risks of these investments will vary according to each security’s structure and underlying economics.

The state of New York, and its local governments, agencies and authorities, issue two basic types of debt: general obligation bonds and revenue bonds. General obligation bonds are backed by the unlimited taxing power of the issuer. However, bonds issued by certain counties, municipalities, and agencies of the state and local government are not backed by the full faith and credit of the state of New York or New York City. Revenue bonds are typically secured by specific pledged fees or charges for a related project, such as fees generated from the use of facilities or enterprises financed by the bonds. Included within the revenue bond sector are tax-exempt lease obligations that are subject to annual appropriations of a governmental body, usually with no implied tax or specific revenue pledge.

The majority of the state’s debt is “appropriation-backed.” This means that the debt service payments on these obligations must be funded annually by the state legislature, but the legislature has no legal obligation to continue to make such appropriations.

The funds may also invest in private activity bond issues for corporate and nonprofit borrowers. Sold through various governmental conduits, these issues are backed solely by the revenues pledged by the respective borrowing corporations. No governmental support is provided or implied.

Economic and Financial Conditions To a large degree, the credit risk of the portfolios is dependent upon the financial strength of the state of New York, its localities and agencies. Financial strength is, in turn, influenced by changing economic conditions which affect the level of taxes collected and revenues earned. The state of New York is typically among the most highly indebted states in the nation and New York City is typically one of the most indebted U.S. cities. More detailed information regarding economic conditions and the financial strength of New York is available in the funds’ annual and semi-annual shareholder reports.

Sectors Investment concentration in a particular sector can present unique risks. For example, a significant portion of the funds’ assets may be invested in issues related to health care providers. The hospital industry has been under significant pressure to reduce expenses and shorten length of hospital stays, a phenomenon that has negatively affected the financial health of some hospitals. All hospitals are dependent on third-party reimbursement mechanisms that are typically complex, subject to numerous conditions, and uncertain as to how long they will continue.

The funds may from time to time invest in electric revenue issues that have exposure to or participate in nuclear power plants, which could affect the issuer’s financial performance. Such risks include delay in construction and operation due to increased regulation, unexpected outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance, or inadequate rate relief. In addition, the financial performance of electric utilities may be impacted by increased competition and deregulation of the industry.

The funds may invest in issues related to life care, which includes nursing homes, assisted living facilities, and continuing care retirement communities. These bonds are typically issued with longer-term maturities, although they are usually callable by the issuer on prescribed dates before maturity. Many life care municipal bonds are considered below investment-grade or are not rated by a credit rating agency. Reasons for the higher credit risk include uncertainty over future regulations and Medicaid funding, increased competition, and a lack of consumer affordability.

Virginia Tax-Free Bond Fund

Risk Factors Associated with a Virginia Portfolio

The fund’s concentration in the debt obligations of a single state carries a higher risk than a portfolio that is more geographically diversified.

Types of Municipal Debt The fund invests in municipal bonds and other municipal debt instruments issued by the commonwealth of Virginia and its various political subdivisions and agencies. The issuers of these debt obligations include the commonwealth of Virginia and its agencies and authorities, counties and municipalities and their agencies and authorities, various Virginia public institutions of higher education, and certain Virginia not-for-profit organizations (e.g., hospitals, private colleges, and nursing homes). The credit quality and risks of these investments will vary according to each security’s structure and underlying economics.

Debt is issued for a wide variety of public purposes, including transportation, housing, education, healthcare, and industrial development. The commonwealth of Virginia, and its local governments, agencies and authorities, issue two basic types of debt: general obligation bonds and revenue bonds. General obligation bonds are backed by the unlimited taxing power of the issuer. Under Virginia law, general obligation debt is limited to 1.15 times the average of the preceding three years’ income tax and sales and use collections. However, bonds issued by many counties, municipalities, and agencies of the commonwealth and local government are not backed by the full faith and credit of the commonwealth but instead are subject to annual appropriations from the commonwealth’s general fund. Revenue bonds are typically secured by specific pledged fees or charges for a related project, such as fees generated from the use of facilities or enterprises financed by the bonds. Included within the revenue bond sector are tax-exempt lease obligations that are subject to annual appropriations of a governmental body, usually with no implied tax or specific revenue pledge.

The fund may also purchase municipal bonds and other municipal debt instruments that are issued by the District of Columbia, or one of its agencies or authorities, but provide for dual income tax exemption in the District of Columbia and Virginia. Such investments are normally revenue bonds that derive their revenues from projects or facilities with economic and geographic ties to both the District of Columbia and Virginia.

The fund may also invest in private activity bond issues for corporate and nonprofit borrowers. Sold through various governmental conduits, these issues are backed solely by the revenues pledged by the respective borrowing corporations. No governmental support is provided or implied.

Economic and Financial Conditions To a large degree, the credit risk of the portfolio is dependent upon the financial strength of the commonwealth of Virginia, its localities and agencies. Financial strength is, in turn, influenced by changing economic conditions which affect the level of taxes collected and revenues earned. While local governments in Virginia are primarily reliant on independent revenue sources, such as property taxes, they are not immune to budget shortfalls caused by cutbacks in state aid. More detailed information regarding economic conditions and the financial strength of Virginia is available in the fund’s annual and semi-annual shareholder reports.

Sectors Investment concentration in a particular sector can present unique risks. For example, a significant portion of the fund’s assets may be invested in issues related to health care providers. The hospital industry has been under significant pressure to reduce expenses and shorten length of hospital stays, a phenomenon that has negatively affected the financial health of some hospitals. All hospitals are dependent on third-party reimbursement mechanisms that are typically complex, subject to numerous conditions, and uncertain as to how long they will continue.

The fund may from time to time invest in electric revenue issues that have exposure to or participate in nuclear power plants, which could affect the issuer’s financial performance. Such risks include delay in construction and operation due to increased regulation, unexpected outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance, or inadequate rate relief. In addition, the financial performance of electric utilities may be impacted by increased competition and deregulation of the industry.

The fund may invest in issues related to life care, which includes nursing homes, assisted living facilities, and continuing care retirement communities. These bonds are typically issued with longer-term maturities, although they are usually callable by the issuer on prescribed dates before maturity. Many life care municipal bonds are considered below investment-grade or are not rated by a credit rating agency. Reasons for the higher credit risk include uncertainty over future regulations and Medicaid funding, increased competition, and a lack of affordability.

All State Tax-Free Funds

Puerto Rico From time to time, the funds may invest in obligations of the commonwealth of Puerto Rico and its public corporations, the interest of which may be exempt from U.S. federal, state, and local income taxes. As of May 1, 2013, the general obligation debt of Puerto Rico was rated Baa3 by Moody’s, BBB- by S&P, and BBB- by Fitch. All three rating agencies have assigned a negative outlook. The credit ratings and negative outlook reflect, in part, their concerns regarding a weak economy, structural budget imbalances, underfunded pensions, and a rising debt burden.

Debt As of March 31, 2012, the outstanding debt of Puerto Rico totaled $68 billion. This includes bonds supported by the commonwealth’s general obligation pledge, appropriations or guarantee; public corporations such as highways, water and sewer, and electric power, and municipalities.

Guaranteed direct obligations of the commonwealth supported by a general obligation pledge are subject to limitations imposed by the commonwealth’s constitution. Debts of its municipalities are typically supported by property taxes and municipal license taxes, with support from the commonwealth, if necessary. Debts of its public corporations are generally supported by the entity’s revenues or by the commonwealth’s appropriations or taxes.

Though different measures suggest Puerto Rico’s debt burden is high relative to a U.S. state, the commonwealth issues or supports bonds on behalf of municipalities and other governmental units. In many cases, this type of debt would be issued by local government or public agencies which are independent entities in the U.S. One measure to monitor the commonwealth debt levels is by comparing the rate of growth of its debt to the rate of growth of its gross national product (“GNP”). For the five-year period ended in June 2011, total public sector debt increased by 38%, whereas nominal-GNP for the same five-year period increased by 8%.

Economy Puerto Rico’s economy is closely linked to the United States. Like the United States, the commonwealth experienced an economic recession. Government officials estimate that the economy (as measured by real GNP) contracted 3.8% in 2009, 3.4% in 2010 and 1.5% in 2011, but likely stabilized somewhat during 2012 due to U.S. and local stimulus plans. The forecast for growth is lower than that of the United States.

Manufacturing, especially pharmaceuticals, is very important to the local economy. Manufacturing accounted for approximately 49% of GDP in 2011, and 10% of non-farm payroll employment. Services are another component of the local economy, and represented 41% of GDP and 59% of employment. Tourism is an important sub-sector of services, and an important driver of Puerto Rico’s economy. While the number of tourists increased 4.1% between 2007 and 2011, visitors’ expenditures increased a higher 7.8% over this period.

For many years, U.S. companies operating in Puerto Rico were eligible to receive special tax treatment. Since 1976, Section 936 of the U.S. tax code entitled certain corporations to credit income derived from business activities in the commonwealth against their United States corporate income tax and spurred significant expansion in capital intensive manufacturing, particularly large pharmaceutical firms. The tax benefits, however, were eliminated beginning with the 2006 tax year. While the ultimate impact of the phase outs is being evaluated, indications are that major pharmaceutical, instrument, and electronic manufacturing firms have not exited the market, but employment in this sector is trending downward as some individual plants have closed while others have become more automated.

Financial Puerto Rico’s general fund revenues, on a budgetary basis, were $8.0 billion in fiscal year 2011 (yielding a deficit of $1.1 billion) and fiscal year 2012 (unaudited) looks to have been very similar. The prior governor and his administration implemented various fiscal measures, including borrowings, stimulus plans, expense re-structuring, payroll cuts, and tax reform in an effort to reduce the budget gap. A balanced budget was originally projected for fiscal year 2013 but preliminary indications are that a deficit of up to $1.9 billion will occur. A new governor for the commonwealth was elected in November 2012; he is working on reforms and strategies to manage through the fiscal year 2013 budget gap as well as a likely budget gap in fiscal year 2014.

PORTFOLIO SECURITIES

Types of Securities

Set forth below is additional information about certain of the investments described in the funds’ prospectuses.

Equity Securities

Common and preferred stocks both represent an equity or ownership interest in an issuer. Common stock typically entitles the owner to vote on the election of directors and other important matters while preferred stock does not ordinarily carry voting rights. In the event an issuer is liquidated or declares bankruptcy, the claims of secured and unsecured creditors and owners of bonds take precedence over the claims of those who own preferred stock, and the owners of preferred stock take precedence over the claims of those who own common stock.

Although owners of common stock are typically entitled to receive any dividends on such stock, owners of common stock participate in company profits on a pro-rata basis. Profits may be paid out in dividends or reinvested in the company to help it grow. Because increases and decreases in earnings are usually reflected in a company’s stock price, common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

Preferred stock, unlike common stock, often has a stated dividend rate payable from the corporation’s earnings. Preferred stock dividends may be cumulative or non-cumulative, participating or non-participating, or adjustable rate. Cumulative dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stock, while a passed dividend on non-cumulative preferred stock is generally gone forever. Participating preferred stock may be entitled to a dividend exceeding the declared dividend in certain cases, while non-participating preferred stock is limited to the stipulated dividend. Adjustable rate preferred stock pays a dividend that is adjustable, usually quarterly, based on changes in certain interest rates. Convertible preferred stock is exchangeable for a specified number of common stock shares and is typically more volatile than non-convertible preferred stock, which tends to behave more like a bond.

The funds may make equity investments in companies through initial public offerings and by entering into privately negotiated transactions involving equity securities that are not yet publicly traded on a stock exchange. Stocks may also be purchased on a “when-issued” basis, which is used to refer to a security that has not yet been issued but that will be issued in the future. The term may be used for new stocks and stocks that have split but have not yet started trading.

Debt Securities

• U.S. Government Obligations Bills, notes, bonds, and other debt securities issued by the U.S. Treasury and backed by the full faith and credit of the U.S. government. These are direct obligations of the U.S. government and differ mainly in the length of their maturities. U.S. Treasury Obligations may also include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and

Principal of Securities program (“STRIPS”), as well as Treasury inflation-protected securities (“TIPS”) whose principal value is periodically adjusted according to the rate of inflation.

• U.S. Government Agency Securities Issued or guaranteed by U.S. government-sponsored enterprises and federal agencies. These include securities issued by the Federal National Mortgage Association (“Fannie Mae” or “FNMA”), GNMA, Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, the Small Business Association, and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the U.S. Treasury; the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the U.S. Treasury. These may also include securities issued by eligible private institutions that are guaranteed by certain U.S. government agencies under authorized programs.

• Bank Obligations Certificates of deposit, banker’s acceptances, and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A banker’s acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates. The funds may invest in U.S. banks, foreign branches of U.S. banks, U.S. branches of foreign banks, and foreign branches of foreign banks.

• Savings and Loan Obligations Negotiable certificates of deposit and other short-term debt obligations of savings and loan associations.

• Supranational Agencies Securities of certain supranational entities, such as the International Development Bank.

• Corporate Debt Securities Outstanding corporate debt securities (e.g., bonds and debentures). Corporate notes may have fixed, variable, or floating rates.

• Short-Term Corporate Debt Securities Outstanding nonconvertible corporate debt securities (e.g., bonds and debentures) which have one year or less remaining to maturity. Corporate notes may have fixed, variable, or floating rates.

• Commercial Paper and Commercial Notes Short-term promissory notes issued by corporations primarily to finance short-term credit needs. Certain notes may have floating or variable rates and may contain options, exercisable by either the buyer or the seller, that extend or shorten the maturity of the note.

• Foreign Government Securities Issued or guaranteed by a foreign government, province, instrumentality, political subdivision, or similar unit thereof.

• Funding Agreements Obligations of indebtedness negotiated privately between the funds and an insurance company. Often such instruments will have maturities with unconditional put features, exercisable by the funds, requiring return of principal within one year or less.

There are, of course, other types of securities that are or may become available that are similar to the foregoing, and the funds may invest in these securities.

Mortgage-Related Securities

• Mortgage-Backed Securities Mortgage-backed securities are securities representing an interest in a pool of mortgages. The mortgages may be of a variety of types, including adjustable rate, conventional 30-year and 15-year fixed rate, and graduated payment mortgages. Principal and interest payments made on the mortgages in the underlying mortgage pool are passed through to the funds. This is in contrast to traditional bonds where principal is normally paid back at maturity in a lump sum. Unscheduled prepayments of principal shorten the securities’ weighted average life and may lower their total return. (When a mortgage in the underlying mortgage pool is prepaid, an unscheduled principal prepayment is passed through to the funds. This principal is returned to the funds at par. As a result, if a mortgage security were trading at a premium, its total return would be lowered by prepayments, and if a mortgage security were trading at a discount, its total return would be increased by prepayments.) The value of these securities also may change because of changes in the market’s perception of the creditworthiness of the federal agency that issued them or a downturn in housing prices. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.

• U.S. Government Agency Mortgage-Backed Securities These are obligations issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, such as GNMA, FNMA, the Federal Home Loan Mortgage Corporation (“Freddie Mac” or “FHLMC”), and the Federal Agricultural Mortgage Corporation (“Farmer Mac” or “FAMC”). FNMA, FHLMC, and FAMC obligations are not backed by the full faith and credit of the U.S. government as GNMA certificates are, but they are supported by the instrumentality’s right to borrow from the U.S. Treasury. On September 7, 2008, FNMA and FHLMC were placed under conservatorship of the Federal Housing Finance Agency, an independent federal agency. U.S. Government Agency Mortgage-Backed Certificates provide for the pass-through to investors of their pro-rata share of monthly payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans. Each of GNMA, FNMA, FHLMC, and FAMC guarantees timely distributions of interest to certificate holders. GNMA and FNMA guarantee timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCS) which also guarantee timely payment of monthly principal reductions.

• GNMA Certificates GNMA is a wholly owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the “Housing Act”), authorizes GNMA to guarantee the timely payment of the principal of and interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or Title V of the Housing Act of 1949 (“FHA Loans”), or guaranteed by the Department of Veterans Affairs under the Servicemen’s Readjustment Act of 1944, as amended (“VA Loans”), or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. government is pledged to the payment of all amounts that may be required to be paid under any guaranty. In order to meet its obligations under such guaranty, GNMA is authorized to borrow from the U.S. Treasury with no limitations as to amount.

• FNMA Certificates FNMA is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act of 1938. FNMA Certificates represent a pro-rata interest in a group of mortgage loans purchased by FNMA. FNMA guarantees the timely payment of principal and interest on the securities it issues. The obligations of FNMA are not backed by the full faith and credit of the U.S. government.

• FHLMC Certificates FHLMC is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970, as amended (“FHLMC Act”). FHLMC Certificates represent a pro-rata interest in a group of mortgage loans purchased by FHLMC. FHLMC guarantees timely payment of interest and principal on certain securities it issues and timely payment of interest and eventual payment of principal on other securities it issues. The obligations of FHLMC are obligations solely of FHLMC and are not backed by the full faith and credit of the U.S. government.

• FAMC Certificates FAMC is a federally chartered instrumentality of the United States established by Title VIII of the Farm Credit Act of 1971, as amended (“Charter Act”). FAMC was chartered primarily to attract new capital for financing of agricultural real estate by making a secondary market in certain qualified agricultural real estate loans. FAMC provides guarantees of timely payment of principal and interest on securities representing interests in, or obligations backed by, pools of mortgages secured by first liens on agricultural real estate. Similar to FNMA and FHLMC, FAMC Certificates are not supported by the full faith and credit of the U.S. government; rather, FAMC may borrow from the U.S. Treasury to meet its guaranty obligations.

As discussed above, prepayments on the underlying mortgages and their effect upon the rate of return of a mortgage-backed security is the principal investment risk for a purchaser of such securities, like the funds. Over time, any pool of mortgages will experience prepayments due to a variety of factors, including (1) sales of the underlying homes (including foreclosures), (2) refinancings of the underlying mortgages, and (3) increased amortization by the mortgagee. These factors, in turn, depend upon general economic factors, such as level of interest rates and economic growth. Thus, investors normally expect prepayment rates to increase during periods of strong economic growth or declining interest rates, and to decrease in recessions and rising interest rate environments. Accordingly, the life of the mortgage-backed security is likely to be substantially shorter than the stated maturity of the mortgages in the underlying pool. Because of such variation in prepayment rates, it is not possible to predict the life of a particular mortgage-backed security, but FHA statistics indicate that 25- to 30-year single family dwelling mortgages have an average life of approximately 12 years. The majority of GNMA Certificates are backed by mortgages of this type, and, accordingly, the generally accepted practice treats GNMA Certificates as 30-year securities which prepay in full in the 12th year. FNMA and FHLMC Certificates may have differing prepayment characteristics.

Fixed-rate mortgage-backed securities bear a stated “coupon rate” which represents the effective mortgage rate at the time of issuance, less certain fees to GNMA, FNMA, and FHLMC for providing the guarantee, and the issuer for assembling the pool and for passing through monthly payments of interest and principal.

Payments to holders of mortgage-backed securities consist of the monthly distributions of interest and principal less the applicable fees. The actual yield to be earned by a holder of mortgage-backed securities is calculated by dividing interest payments by the purchase price paid for the mortgage-backed securities (which may be at a premium or a discount from the face value of the certificate).

Monthly distributions of interest, as contrasted to semiannual distributions which are common for other fixed interest investments, have the effect of compounding and thereby raising the effective annual yield earned on mortgage-backed securities. Because of the variation in the life of the pools of mortgages which back various mortgage-backed securities, and because it is impossible to anticipate the rate of interest at which future principal payments may be reinvested, the actual yield earned from a portfolio of mortgage-backed securities will differ significantly from the yield estimated by using an assumption of a certain life for each mortgage-backed security included in such a portfolio as described above.

• Commercial Mortgage-Backed Securities (“CMBS”) These are securities created from a pool of commercial mortgage loans, such as loans for hotels, restaurants, shopping centers, office buildings, and apartment buildings. Interest and principal payments from the underlying loans are passed through to the funds according to a schedule of payments. CMBS are structured similarly to mortgage-backed securities in that both are backed by mortgage payments. However, CMBS involve loans related to commercial property, whereas mortgage-backed securities are based on loans relating to residential property. Because commercial mortgages tend to be structured with prepayment penalties, CMBS generally carry less prepayment risk than loans backed by residential mortgages. Credit quality depends primarily on the quality of the loans themselves and on the structure of the particular deal. However, the value of these securities may change because of actual or perceived changes in the creditworthiness of the individual borrowers, their tenants, and servicing agents, or due to deterioration in the general state of commercial real estate or overall economic conditions.

• Collateralized Mortgage Obligations (“CMOs”) CMOs are bonds that are collateralized by whole loan mortgages or mortgage pass-through securities. The bonds issued in a CMO deal are divided into groups, and each group of bonds is referred to as a “tranche.” Under the traditional CMO structure, the cash flows generated by the mortgages or mortgage pass-through securities in the collateral pool are used to first pay interest and then pay principal to the CMO bondholders. The bonds issued under such a CMO structure are retired sequentially as opposed to the pro-rata return of principal found in traditional pass-through obligations. Subject to the various provisions of individual CMO issues, the cash flow generated by the underlying collateral (to the extent it exceeds the amount required to pay the stated interest) is used to retire the bonds. Under the CMO structure, the repayment of principal among the different tranches is prioritized in accordance with the terms of the particular CMO issuance. The “fastest-pay” tranche of bonds, as specified in the prospectus for the issuance, would initially receive all principal payments. When that tranche of bonds is retired, the next tranche, or tranches, in the sequence, as specified in the prospectus, receive all of the principal payments until they are retired. The sequential retirement of bond groups continues until the last tranche, or group of bonds, is retired. Accordingly, the CMO structure allows the issuer to use cash flows of long maturity, monthly pay collateral to formulate securities with short, intermediate, and long final maturities and expected average lives.

New types of CMO tranches continue to evolve such as floating-rate CMOs, planned amortization classes, accrual bonds, and CMO residuals. Some newer structures could affect the amount and timing of principal and interest received by each tranche from the underlying collateral. Under certain structures, given classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which the funds invest, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities.

The primary risk of any mortgage security is the uncertainty of the timing of cash flows. For CMOs, the primary risk results from the rate of prepayments on the underlying mortgages serving as collateral and from the structure of the deal (priority of the individual tranches). An increase or decrease in prepayment rates (resulting from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price of CMOs. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities.

• U.S. Government Agency Multi-Class Pass-Through Securities Unlike CMOs, U.S. Government Agency Multi-Class Pass-Through Securities, which include FNMA Guaranteed Real Estate Mortgage Investment Conduit Pass-Through Certificates and FHLMC Multi-Class Mortgage Participation Certificates, are ownership interests in a pool of mortgage assets. Unless the context indicates otherwise, all references herein to CMOs include multi-class pass-through securities.

• Multi-Class Residential Mortgage Securities Such securities represent interests in pools of mortgage loans to residential home buyers made by commercial banks, savings and loan associations, or other financial institutions. Unlike GNMA, FNMA, and FHLMC securities, the payment of principal and interest on Multi-Class Residential Mortgage Securities is not guaranteed by the U.S. government or any of its agencies. Accordingly, yields on Multi-Class Residential Mortgage Securities have been historically higher than the yields on U.S. government mortgage securities. However, the risk of loss due to default on such instruments is higher since they are not guaranteed by the U.S. government or its agencies. Additionally, pools of such securities may be divided into senior or subordinated segments. Although subordinated mortgage securities may have a higher yield than senior mortgage securities, the risk of loss of principal is greater because losses on the underlying mortgage loans must be borne by persons holding subordinated securities before those holding senior mortgage securities.

• Privately Issued Mortgage-Backed Certificates These are pass-through certificates issued by nongovernmental issuers. Pools of conventional residential or commercial mortgage loans created by such issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payment. Timely payment of interest and principal of these pools is, however, generally supported by various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance. The insurance and guarantees are issued by government entities, private insurance, or the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the funds’ quality standards. The funds may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the poolers, the investment manager determines that the securities meet the funds’ quality standards.

• Stripped Mortgage-Backed Securities These instruments represent interests in a pool of mortgages, the cash flow of which has been separated into its interest and principal components. Interest only securities (“IOs”) receive the interest portion of the cash flow while principal only securities (“POs”) receive the principal portion. IOs and POs are usually structured as tranches of a CMO. Stripped Mortgage-Backed Securities may be issued by U.S. government agencies or by private issuers similar to those described above with respect to CMOs and privately issued mortgage-backed certificates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the PO, as with other mortgage-backed securities described herein, and other debt instruments, will tend to move in the opposite direction compared to interest rates. Under the Code, POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to the funds.

The cash flows and yields on IO and PO classes are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. In the case of IOs, prepayments affect the amount of cash flows provided to the investor. In contrast, prepayments on the mortgage pool affect the timing of cash flows received by investors in POs. For example, a rapid or slow rate of principal payments may have a material adverse effect on the prices of IOs or POs, respectively. If the underlying mortgage assets experience greater than anticipated prepayments of principal, investors may fail to fully recoup their initial investment in an IO class of a stripped mortgage-backed security, even if the IO class is rated AAA or Aaa or is derived from a full faith and credit obligation. Conversely, if the underlying mortgage assets experience slower than anticipated prepayments of principal, the price on a PO class will be affected more severely than would be the case with a traditional mortgage-backed security.

The determination of whether a particular IO or PO is liquid is made on a case by case basis under guidelines and standards established by the funds’ Boards. The funds’ Boards have delegated to T. Rowe Price the authority to determine the liquidity of these instruments based on a number of factors such as: the type of issuer; type of collateral, including age and prepayment characteristics; rate of interest on coupon relative to current market rates and the effect of the rate on the potential for prepayments; complexity of the issue’s structure, including the number of tranches; and size of the issue and the number of dealers who make a market in the IO or PO.

• Adjustable Rate Mortgage Securities (“ARMs”) ARMs, like fixed-rate mortgages, have a specified maturity date, and the principal amount of the mortgage is repaid over the life of the mortgage. Unlike fixed-rate mortgages, the interest rate on ARMs is adjusted at regular intervals based on a specified, published interest rate “index” such as a Treasury rate index. The new rate is determined by adding a specific interest amount, the “margin,” to the interest rate of the index. Investment in ARMs allows the funds to participate in changing interest rate levels through regular adjustments in the coupons of the underlying mortgages, resulting in more variable current income and lower price volatility than longer-term fixed-rate mortgage securities. ARMs are a less effective means of locking in long-term rates than fixed-rate mortgages since the income from adjustable rate mortgages will increase during periods of rising interest rates and decline during periods of falling rates.

• TBAs and Dollar Rolls Funds that purchase or sell mortgage-backed securities may choose to purchase or sell certain mortgage-backed securities on a delayed delivery or forward commitment basis through the “to-be announced” (TBA) market. With TBA transactions, the fund would enter into a commitment to either purchase or sell mortgage-backed securities for a fixed price, with payment and delivery at a scheduled future date beyond the customary settlement period for mortgage-backed securities. These transactions are considered to be TBA because the fund commits to buy a pool of mortgages that have yet to be specifically identified but will meet certain standardized parameters (such as yield, duration, and credit quality) and contain similar loan characteristics. For either purchase or sale transactions, a fund may choose to extend the settlement through a “dollar roll” transaction in which it sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price. These transactions have the potential to enhance the fund’s returns and reduce its administrative burdens when compared with holding mortgage-backed securities directly, although these transactions will increase the fund’s portfolio turnover rate. During the roll period, the fund foregoes principal and interest paid on the securities. However, the fund would be compensated by the difference between the current sale price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale.

Although the particular TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on a forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the fund will still bear the risk of any decline in the value of the security to be delivered. Dollar roll transactions involve the simultaneous purchase and sale of substantially similar TBA securities for different settlement dates. Because these transactions do not require the purchase and sale of identical securities, the characteristics of the security delivered to the fund may be less favorable than the security delivered to the dealer.

• Other Mortgage-Related Securities Governmental, government-related, or private entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed-rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the investment manager will, consistent with the funds’ objectives, policies, and quality standards, consider making investments in such new types of securities.

Asset-Backed Securities

Background The asset-backed securities (“ABS”) market has been one of the fastest growing sectors of the U.S. fixed-income market since its inception in late 1985. Although initial ABS transactions were backed by auto loans and credit card receivables, today’s market has evolved to include a variety of asset types including home equity loans, student loans, equipment leases, stranded utility costs, and collateralized bond/loan obligations. For investors, securitization typically provides an opportunity to invest in high-quality securities with higher credit ratings and less downgrade/event risk than corporate bonds. Unlike mortgages, prepayments on ABS collateral are less sensitive to changes in interest rates. They can also be structured into classes that meet the market’s demand for various maturities and credit quality.

Structure Asset-backed securities are bonds that represent an ownership interest in a pool of receivables sold by originators into a special purpose vehicle (“SPV”). The collateral types can vary, so long as they are secured by homogeneous assets with relatively predictable cash flows. Assets that are transferred through a sale to a SPV are legally separated from those of the seller/servicer, which insulates investors from bankruptcy or other event risk associated with the seller/servicer of those assets. Most senior tranches of ABS are structured to a triple-A rated level through credit enhancement; however, ABS credit ratings range from AAA to non-investment-grade. Many ABS transactions are structured to include payout events/performance triggers which provide added protection against deteriorating credit quality.

ABS structures are generally categorized by two distinct types of collateral. Amortizing assets (such as home equity loans, auto loans, and equipment leases) typically pass through principal and interest payments directly to investors, while revolving assets (such as credit card receivables, home equity lines of credit, and dealer floor-plan loans) typically reinvest principal and interest payments in new collateral for a specified period of time. The majority of amortizing transactions are structured as straight sequential-pay transactions. In these structures, all principal amortization and prepayments are directed to the shortest maturity class until it is retired, then to the next shortest class and so on. The majority of revolving assets are structured as bullets, whereby investors receive periodic interest payments and only one final payment of principal at maturity.

Underlying Assets The asset-backed securities that may be purchased include securities backed by pools of mortgage-related receivables known as home equity loans, or of consumer receivables such as automobile loans or credit card loans. Other types of ABS may also be purchased. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the securities is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. As a result, the yield and return on any asset-backed security is difficult to predict with precision and actual return or yield to maturity may be more or less than the anticipated return or yield to maturity.

Methods of Allocating Cash Flows While some asset-backed securities are issued with only one class of security, many asset-backed securities are issued in more than one class, each with different payment terms. Multiple class asset-backed securities are issued for two main reasons. First, multiple classes may be used as a method of providing credit support. This is accomplished typically through creation of one or more classes whose right to payments on the asset-backed security is made subordinate to the right to such payments of the remaining class or classes. Second, multiple classes may permit the issuance of securities with payment terms, interest rates, or other characteristics differing both from those of each other and from those of the underlying assets. Asset-backed securities in which the payment streams on the underlying assets are allocated in a manner different than those described above may be issued in the future. The funds may invest in such asset-backed securities if the investment is otherwise consistent with the fund’s investment objectives, policies, and restrictions.

Types of Credit Support Asset-backed securities are typically backed by a pool of assets representing the obligations of a diversified pool of numerous obligors. To lessen the effect of failures by obligors on the ability of underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two classes: liquidity protection and protection against ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained from third parties, “external credit enhancement,” through various means of structuring the transaction, “internal credit enhancement,” or through a combination of such approaches. Examples of asset-backed securities with credit support arising out of the structure of the transaction include:

• Excess Spread Typically, the first layer of protection against losses, equal to the cash flow from the underlying receivables remaining after deducting the sum of the investor coupon, servicing fees, and losses.

• Subordination Interest and principal that would have otherwise been distributed to a subordinate class is used to support the more senior classes. This feature is intended to enhance the likelihood that the holder of the senior class certificate will receive regular payments of interest and principal. Subordinate classes have a greater risk of loss than senior classes.

• Reserve Funds Cash that is deposited and/or captured in a designated account that may be used to cover any shortfalls in principal, interest, or servicing fees.

• Overcollateralization A form of credit enhancement whereby the principal amount of collateral used to secure a given transaction exceeds the principal of the securities issued. Overcollateralization can be created at the time of issuance or may build over time.

• Surety Bonds Typically consist of third-party guarantees to irrevocably and unconditionally make timely payments of interest and ultimate repayment of principal in the event there are insufficient cash flows from the underlying collateral.

The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with such payments. Depending upon the type of assets securitized, historical information on credit risk and prepayment rates may be limited or even unavailable. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in an asset-backed security. There is no guarantee that the amount of any type of credit enhancement available will be sufficient to protect against future losses on the underlying collateral.

Some of the specific types of ABS that the funds may invest in include the following:

• Home Equity Loans These ABS typically are backed by pools of mortgage loans made to subprime borrowers or borrowers with blemished credit histories. The underwriting standards for these loans are more flexible than the standards generally used by banks for borrowers with unblemished credit histories with regard to the borrower’s credit standing and repayment ability. Borrowers who qualify generally have impaired credit histories, which may include a record of major derogatory credit items such as outstanding judgments or prior bankruptcies. In addition, they may not have the documentation required to qualify for a standard mortgage loan.

As a result, the mortgage loans in the mortgage pool are likely to experience rates of delinquency, foreclosure, and bankruptcy that are higher, and that may be substantially higher, than those experienced by mortgage loans underwritten in a more traditional manner. Furthermore, changes in the values of the mortgaged properties, as well as changes in interest rates, may have a greater effect on the delinquency, foreclosure, bankruptcy, and loss experience of the mortgage loans in the mortgage pool than on mortgage loans originated in a more traditional manner.

With respect to first lien mortgage loans, the underwriting standards do not prohibit a mortgagor from obtaining, at the time of origination of the originator’s first lien mortgage loan, additional financing which is subordinate to that first lien mortgage loan, which subordinate financing would reduce the equity the mortgagor would otherwise appear to have in the related mortgaged property as indicated in the loan-to-value ratio.

Risk regarding mortgage rates

The pass-through rates on the adjustable-rate certificates may adjust monthly and are generally based on one-month LIBOR. The mortgage rates on the mortgage loans are either fixed or adjusted semiannually based on six-month LIBOR, which is referred to as a mortgage index. Because the mortgage index may respond to various economic and market factors different than those affecting one-month LIBOR, there is not necessarily a correlation in the movement between the interest rates on those mortgage loans and the pass-through rates of the adjustable rate certificates. As a result, the interest payable on the related interest-bearing certificates may be reduced because of the imposition of a pass-through rate cap called the “net rate cap.”

Yield and reinvestment could be adversely affected by unpredictability of prepayments

No one can accurately predict the level of prepayments that an asset-backed mortgage pool may experience. Factors which influence prepayment behavior include general economic conditions, the level of prevailing interest rates, the availability of alternative financing, the applicability of prepayment charges, and homeowner mobility. Reinvestment risk results from a faster or slower rate of principal payments than expected. A rising interest rate environment and the resulting slowing of prepayments could result in greater volatility of these securities. A falling interest rate environment and the resulting increase in prepayments could require reinvestment in lower yielding securities.

• Credit Card-Backed Securities These ABS are backed by revolving pools of credit card receivables. Due to the revolving nature of these assets, the credit quality could change over time. Unlike most other asset-backed securities, credit card receivables are unsecured obligations of the cardholder and payments by cardholders are the primary source of payment on these securities. The revolving nature of these card accounts generally provides for monthly payments to the trust. In order to issue securities with longer dated maturities, most Credit Card-Backed Securities are issued with an initial “revolving” period during which collections are reinvested in new receivables. The revolving period may be shortened upon the occurrence of specified events which may signal a potential deterioration in the quality of the assets backing the security.

• Automobile Loans These ABS are backed by receivables from motor vehicle installment sales contracts or installment loans secured by motor vehicles. These securities are primarily discrete pools of assets which pay down over the life of the ABS. The securities are not obligations of the seller of the vehicle, or servicer of the loans. The primary source of funds for payments on the securities comes from payment on the underlying trust receivables as well as from credit support.

Inflation-Linked Securities

Inflation-linked securities are income-generating instruments whose interest and principal payments are adjusted for inflation—a sustained increase in prices that erodes the purchasing power of money. TIPS, or Treasury inflation-protected securities, are inflation-linked securities issued by the U.S. government. Inflation-linked bonds are also issued by corporations, U.S. government agencies, states, and foreign countries. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index (CPI). A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of your investment. Because of this inflation-adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. Municipal inflation bonds generally have a fixed principal amount and the inflation component is reflected in the nominal coupon.

Inflation-protected bonds normally will decline in price when real interest rates rise. (A real interest rate is calculated by subtracting the inflation rate from a nominal interest rate. For example, if a 10-year Treasury note is yielding 5% and the rate of inflation is 2%, the real interest rate is 3%.) If inflation is negative, the principal and income of an inflation-protected bond will decline and could result in losses for the fund.

Inflation adjustments or TIPS that exceed deflation adjustments for the year will be distributed by a fund as a short-term capital gain, resulting in ordinary income to shareholders. Net deflation adjustments for a year could result in all or a portion of dividends paid earlier in the year by a fund being treated as a return of capital.

Collateralized Bond or Loan Obligations

Collateralized Bond Obligations (“CBOs”) are bonds collateralized by corporate bonds, mortgages, or pools of asset-backed securities and Collateralized Loan Obligations (“CLOs”) are bonds collateralized by pools of bank loans. CBOs and CLOs are structured into tranches, and payments are allocated such that each tranche has a predictable cash flow stream and average life. Most CBOs tend to be collateralized by high-yield bonds or loans, with heavy credit enhancement.

Loan Participations and Assignments

Loan participations and assignments (collectively, “participations”) will typically be participating interests in loans made by a syndicate of banks, represented by an agent bank which has negotiated and structured the loan, to corporate borrowers to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buyouts, and other corporate activities. Such loans may also have been made to governmental borrowers, especially governments of developing countries which is referred to as Loans to Developing Countries debt (“LDC debt”). LDC debt will involve the risk that the governmental entity responsible for the repayment of the debt may be unable or unwilling to meet its obligations when they become due. The loans underlying such participations may be secured or unsecured, and the funds may invest in loans collateralized by mortgages on real property or which have no collateral. The loan participations themselves may extend for the entire term of the loan or may extend only for short “strips” that correspond to a quarterly or monthly floating-rate interest period on the underlying loan. Thus, a term or revolving credit that extends for several years may be subdivided into shorter periods.

The loan participations in which the funds will invest will also vary in legal structure. Occasionally, lenders assign to another institution both the lender’s rights and obligations under a credit agreement. Since this type of assignment relieves the original lender of its obligations, it is called a novation. More typically, a lender assigns only its right to receive payments of principal and interest under a promissory note, credit agreement, or similar document. A true assignment shifts to the assignee the direct debtor-creditor relationship with the underlying borrower. Alternatively, a lender may assign only part of its rights to receive payments pursuant to the underlying instrument or loan agreement. Such partial assignments, which are more accurately characterized as “participating interests,” do not shift the debtor-creditor relationship to the assignee, who must rely on the original lending institution to collect sums due and to otherwise enforce its rights against the agent bank which administers the loan or against the underlying borrower.

The determination of whether particular loan participations are liquid is made on a case by case basis under guidelines and standards established by the funds’ Boards. The funds’ Boards have delegated to T. Rowe Price the authority to determine the liquidity of these investments based on a number of factors. These factors may include: the frequency of trades and quotes for the loan; number of dealers willing to purchase or sell and number of other potential purchasers; nature of the trading market, such as the time needed to dispose of the security, the method of soliciting offers and mechanics of the transfer; spreads between the bid and ask prices; and other factors relevant to loan participations taking into consideration their unique and longer settlement requirements.

If the funds purchase a participation interest in another lender’s loan, as opposed to acquiring a loan directly from a lender or through an agent or as an assignment from another lender, the funds will treat both the corporate borrower and the bank selling the participation interest as an issuer for purposes of its fundamental investment restriction on diversification.

Various service fees received by the funds from loan participations may be treated as non-interest income depending on the nature of the fee (commitment, takedown, commission, service, or loan origination). To the extent the service fees are not interest income, they will not qualify as income under Section 851(b) of the Code. Thus the sum of such fees plus any other nonqualifying income earned by the funds cannot exceed 10% of total income.

Zero-Coupon and Pay-in-Kind Bonds

A zero-coupon security has no cash coupon payments. Instead, the issuer sells the security at a substantial discount from its maturity value. The interest received by the investor from holding this security to maturity is the difference between the maturity value and the purchase price. The advantage to the investor is that reinvestment risk of the income received during the life of the bond is eliminated. However, zero-coupon bonds, like other bonds, retain interest rate and credit risk and usually display more price volatility than those securities that pay a cash coupon.

Pay-in-Kind (“PIK”) Instruments are securities that pay interest in either cash or additional securities, at the issuer’s option, for a specified period. PIKs, like zero-coupon bonds, are designed to give an issuer flexibility in managing cash flow. PIK bonds can be either senior or subordinated debt and trade flat (i.e., without accrued interest). The price of PIK bonds is expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. PIKs are usually less volatile than zero-coupon bonds, but more volatile than cash pay securities.

For federal income tax purposes, these types of bonds will require the recognition of gross income each year even though no cash may be paid to the funds until the maturity or call date of the bond. The funds will nonetheless be required to distribute substantially all of this gross income each year to comply with the Code, and such distributions could reduce the amount of cash available for investment by the funds.

Trade Claims

Trade claims are non-securitized rights of payment arising from obligations other than borrowed funds. Trade claims typically arise when, in the ordinary course of business, vendors and suppliers extend credit to a company by offering payment terms. Generally, when a company files for bankruptcy protection, payments on these trade claims cease and the claims are subject to compromise along with the other debts of the company. Trade claims typically are bought and sold at a discount reflecting the degree of uncertainty with respect to the timing and extent of recovery. In addition to the risks otherwise associated with low-quality obligations, trade claims have other risks, including the possibility that the amount of the claim may be disputed by the obligor.

Many vendors are either unwilling or lack the resources to hold their claim through the extended bankruptcy process with an uncertain outcome and timing. Some vendors are also aggressive in establishing reserves against these receivables, so that the sale of the claim at a discount may not result in the recognition of a loss.

Trade claims can represent an attractive investment opportunity because these claims typically are priced at a discount to comparable public securities. This discount is a reflection of a less liquid market, a smaller universe of potential buyers, and the risks peculiar to trade claim investing. It is not unusual for trade claims to be priced at a discount to public securities that have an equal or lower priority claim.

As noted above, investing in trade claims does carry some unique risks which include:

• Establishing the Amount of the Claim Frequently, the supplier’s estimate of its receivable will differ from the customer’s estimate of its payable. Resolution of these differences can result in a reduction in the amount of the claim. This risk can be reduced by only purchasing scheduled claims (claims already listed as liabilities by the debtor) and seeking representations from the seller.

• Defenses to Claims The debtor has a variety of defenses that can be asserted under the bankruptcy code against any claim. Trade claims are subject to these defenses, the most common of which for trade claims relates to preference payments. (Preference payments are all payments made by the debtor during the 90 days prior to the filing. These payments are presumed to have benefited the receiving creditor at the expense of the other creditors. The receiving creditor may be required to return the payment unless it can show the payments were received in the ordinary course of business.) While none of these defenses can result in any additional liability of the purchaser of the trade claim, they can reduce or wipe out the entire purchased claim. This risk can be reduced by seeking representations and indemnification from the seller.

• Documentation/Indemnification Each trade claim purchased requires documentation that must be negotiated between the buyer and seller. This documentation is extremely important since it can protect the purchaser from losses such as those described above. Legal expenses in negotiating a purchase agreement can be fairly high. Additionally, it is important to note that the value of an indemnification depends on the seller’s credit.

• Volatile Pricing Due to Illiquid Market There are only a handful of brokers for trade claims and the quoted price of these claims can be volatile. Generally, it is expected that trade claims would be considered illiquid investments.

• No Current Yield/Ultimate Recovery Trade claims are almost never entitled to earn interest. As a result, the return on such an investment is very sensitive to the length of the bankruptcy, which is uncertain. Although not unique to trade claims, it is worth noting that the ultimate recovery on the claim is uncertain and there is no way to calculate a conventional yield to maturity on this investment. Additionally, the exit for this investment is a plan of reorganization which may include the distribution of new securities. These securities may be as illiquid as the original trade claim investment.

• Tax Issue Although the issue is not free from doubt, it is likely that trade claims would be treated as non-securities investments. As a result, any gains would be considered “nonqualifying” under the Code. The funds may have up to 10% of their gross income (including capital gains) derived from nonqualifying sources.

Municipal Securities

Subject to the investment objectives and programs described in the prospectus and the additional investment restrictions described in this SAI, the funds’ portfolios may consist of any combination of the various types of municipal securities described below or other types of municipal securities that may be developed. The amount of the funds’ assets invested in any particular type of municipal security can be expected to vary.

The term “municipal securities” means obligations issued by or on behalf of states, territories, and possessions of the United States and the District of Columbia and their political subdivisions, agencies, and instrumentalities, as well as certain other persons and entities, the interest from which is generally exempt from federal income tax. In determining the tax-exempt status of a municipal security, the funds rely on the opinion of the issuer’s bond counsel at the time of the issuance of the security. However, it is possible this opinion could be overturned, and, as a result, the interest received by the funds from a municipal security assumed to be tax-exempt might not be exempt from federal income tax.

Municipal securities are normally classified by maturity as notes, bonds, or adjustable rate securities. Municipal securities include the following:

Municipal notes generally are used to provide short-term operating or capital needs and generally have maturities of one year or less.

• Tax Anticipation Notes Tax anticipation notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenue, such as income, property, use, and business taxes, and are payable from these specific future taxes.

• Revenue Anticipation Notes Revenue anticipation notes are issued in expectation of receipt of revenues, such as sales taxes, toll revenues, or water and sewer charges, that are used to pay off the notes.

• Bond Anticipation Notes Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes.

• Tax-Exempt Commercial Paper Tax-exempt commercial paper is a short-term obligation with a stated maturity of 270 days or less. It is issued by state and local governments or their agencies to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing.

Municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued, have two principal classifications: general obligation bonds and revenue bonds. Additional categories of potential purchases include municipal lease obligations, prerefunded/escrowed to maturity bonds, private activity bonds, industrial development bonds, and participation interests.

• General Obligation Bonds Issuers of general obligation bonds include states, counties, cities, towns, and special districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, public buildings, highways and roads, and general projects not supported by user fees or specifically identified revenues. The basic security behind general obligation bonds is the issuer’s pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments. In many cases voter approval is required before an issuer may sell this type of bond.

• Revenue Bonds The principal security for a revenue bond is generally the net revenues derived from a particular facility or enterprise or, in some cases, the proceeds of a special charge or other pledged revenue source. Revenue bonds are issued to finance a wide variety of capital projects including: electric, gas, water, and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Revenue bonds are sometimes used to finance various privately operated facilities provided they meet certain tests established for tax-exempt status.

Although the principal security behind these bonds may vary, many provide additional security in the form of a mortgage or debt service reserve fund. Some authorities provide further security in the form of the state’s ability (without obligation) to make up deficiencies in the debt service reserve fund. Revenue bonds usually do not require prior voter approval before they may be issued.

• Municipal Lease Obligations Municipal borrowers may also finance capital improvements or purchases with tax-exempt leases. The security for a lease is generally the borrower’s pledge to make annual appropriations for lease payments. The lease payment is treated as an operating expense subject to appropriation risk and not a full faith and credit obligation of the issuer. Lease revenue bonds and other municipal lease obligations are generally considered less secure than a general obligation or revenue bond and often do not include a debt service reserve fund. To the extent the funds’ Boards determine such securities are illiquid, they will be subject to the funds’ limit on illiquid securities. There have also been certain legal challenges to the use of lease revenue bonds in various states.

The liquidity of such securities will be determined based on a variety of factors which may include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer; and (5) the rating assigned to the obligation by an established rating agency or T. Rowe Price.

• Prerefunded/Escrowed to Maturity Bonds Certain municipal bonds have been refunded with a later bond issue from the same issuer. The proceeds from the later issue are used to defease the original issue. In many cases the original issue cannot be redeemed or repaid until the first call date or original maturity date. In these cases, the refunding bond proceeds typically are used to buy U.S. Treasury securities that are held in an escrow account until the original call date or maturity date. The original bonds then become “prerefunded” or “escrowed to maturity” and are considered high-quality investments. While still tax-exempt, the security is the proceeds of the escrow account. To the extent permitted by the SEC and the Internal Revenue Service, a fund’s investment in such securities refunded with U.S. Treasury securities will, for purposes of diversification rules applicable to the funds, be considered an investment in U.S. Treasury securities.

• Private Activity Bonds Under current tax law, all municipal debt is divided broadly into two groups: governmental purpose bonds and private activity bonds. Governmental purpose bonds are issued to finance traditional public purpose projects such as public buildings and roads. Private activity bonds may be issued by a state or local government or public authority but principally benefit private users and are considered taxable unless a specific exemption is provided.

The tax code currently provides exemptions for certain private activity bonds such as not-for-profit hospital bonds, small-issue industrial development revenue bonds, and mortgage subsidy bonds, which may still be issued as tax-exempt bonds. Interest on tax exempt private activity bonds has generally been subject to alternative minimum tax (AMT). However, interest on all private activity bonds issued in 2009 or 2010 will be exempt from AMT. In addition, interest on private activity bonds that were issued after 2003, and refunded during 2009 or 2010, will be exempt from AMT.

• Industrial Development Bonds Industrial development bonds are considered municipal bonds if the interest paid is exempt from federal income tax. They are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

• Build America Bonds The American Recovery and Reinvestment Act of 2009 created Build America Bonds, which allowed state and local governments to issue taxable bonds to finance any capital expenditures for which they otherwise could issue tax-exempt governmental bonds. State and local governments received a federal subsidy payment for a portion of their borrowing costs on these bonds equal to 35% of the total coupon interest paid to investors. The municipality could elect to either take the federal subsidy or it can pass a 35% tax credit along to bondholders. Investments in these bonds will result in taxable interest income and the funds may elect to pass through to shareholders any corresponding tax credits. The tax credits can generally be used to offset federal income taxes and the alternative minimum tax, but those tax credits are generally not refundable.

• Participation Interests The funds may purchase from third parties participation interests in all or part of specific holdings of municipal securities. The purchase may take different forms: in the case of short-term securities, the participation may be backed by a liquidity facility that allows the interest to be sold back to the third party (such as a trust, broker, or bank) for a predetermined price of par at stated intervals. The seller may receive a fee from the funds in connection with the arrangement.

In the case of longer-term bonds, the funds may purchase interests in a pool of municipal bonds or a single municipal bond or lease without the right to sell the interest back to the third party.

The funds will not purchase participation interests unless a satisfactory opinion of counsel or ruling of the Internal Revenue Service has been issued that the interest earned from the municipal securities on which the funds hold participation interests is exempt from federal income tax to the funds. However, there is no guarantee the IRS would treat such interest income as tax-exempt.

When-Issued Securities

New issues of municipal securities are often offered on a when-issued basis; that is, delivery and payment for the securities normally takes place 15 to 45 days or more after the date of the commitment to purchase. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. The funds will only make a commitment to purchase such securities with the intention of actually acquiring the securities. However, the funds may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. Each fund will maintain cash, high-grade marketable debt securities, or other suitable cover with its custodian bank equal in value to commitments for when-issued securities. Such securities either will mature or, if necessary, be sold on or before the settlement date. Securities purchased on a when-issued basis and the securities held in the funds’ portfolios are subject to changes in market value based upon the public perception of the creditworthiness of the issuer and changes in the level of interest rates (which will generally result in similar changes in value, i.e., both experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent the funds remain fully invested or almost fully invested at the same time that they have purchased securities on a when-issued basis, there will be greater fluctuations in their net asset value than if they solely set aside cash to pay for when-issued securities. In the case of the money funds, this could increase the possibility that the market value of the funds’ assets could vary from $1.00 per share. In addition, there will be a greater potential for the realization of capital gains, which are not exempt from federal income tax. When the time comes to pay for when-issued securities, the funds will meet their obligations from then-available cash flow, sale of securities, or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a value greater or less than the payment obligation). The policies described in this paragraph are not fundamental and may be changed by the funds upon notice to shareholders.

Forwards

In some cases, the funds may purchase bonds on a when-issued basis with longer-than-standard settlement dates, in some cases exceeding one to two years. In such cases, the funds must execute a receipt evidencing the obligation to purchase the bond on the specified issue date, and must segregate cash internally to meet that forward commitment. Municipal “forwards” typically carry a substantial yield premium to compensate the buyer for the risks associated with a long when-issued period, including: shifts in market interest rates that could materially impact the principal value of the bond, deterioration in the credit quality of the issuer, loss of alternative investment options during the when-issued period, changes in tax law or issuer actions that would affect the exempt interest status of the bonds and prevent delivery, failure of the issuer to complete various steps required to issue the bonds, and limited liquidity for the buyer to sell the escrow receipts during the when-issued period.

Residual Interest Bonds

Residual interest bonds are a type of high-risk derivative. The funds may purchase municipal bond issues that are structured as two-part, residual interest bond and variable rate security offerings. The issuer is obligated only to pay a fixed amount of tax-free income that is to be divided among the holders of the two securities. The interest rate for the holders of the short-term, variable rate securities will typically be determined by an index or auction process held approximately every seven to 35 days while the long-term bondholders will receive all interest paid by the issuer minus the amount given to the variable rate security holders and a nominal auction fee. Therefore, the coupon of the residual interest bonds, and thus the income received, will move inversely with respect to short-term, 7- to 35-day tax-exempt interest rates. There is no assurance that the auction will be successful and that the variable rate security will provide short-term liquidity. The issuer is not obligated to provide such liquidity. In general, these securities offer a significant yield advantage over standard municipal securities, due to the uncertainty of the shape of the yield curve (i.e., short-term versus long-term rates) and consequent income flows, but tend to be more volatile than other municipal securities of similar maturity and credit quality.

Unlike many adjustable rate securities, residual interest bonds are not necessarily expected to trade at par and in fact present significant market risks. In certain market environments, residual interest bonds may carry substantial premiums, trade at deep discounts, or have limited liquidity. Residual interest bonds entail varying degrees of leverage, which could result in greater volatility and losses greater than investing directly in the underlying municipal bond.

The funds may invest in other types of derivative instruments as they become available.

For the purpose of the funds’ investment restrictions, the identification of the “issuer” of municipal securities which are not general obligation bonds is made by T. Rowe Price, on the basis of the characteristics of the obligation as described above, the most significant of which is the source of funds for the payment of principal and interest on such securities.

There are, of course, other types of securities that are or may become available that are similar to the foregoing, and the funds may invest in these securities.

Adjustable Rate Securities

Generally, the maturity of a security is deemed to be the period remaining until the date (noted on the face of the instrument) on which the principal amount must be paid or, in the case of an instrument called for redemption, the date on which the redemption payment must be made. However, certain securities may be issued with demand features or adjustable interest rates that are reset periodically by predetermined formulas or indexes in order to minimize movements in the principal value of the investment in accordance with Rule 2a-7 under the 1940 Act. Such securities may have long-term maturities, but may be treated as a short-term investment under certain conditions. Generally, as interest rates decrease or increase, the potential for capital appreciation or depreciation on these securities is less than for fixed rate obligations. These securities may take a variety of forms, including variable rate, floating rate, and put option securities.

Variable Rate Securities Variable rate instruments are those whose terms provide for the adjustment of their interest rates on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A variable rate instrument, the principal amount of which is scheduled to be paid in 397 days or less, is deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. A variable rate instrument which is subject to a demand feature entitles the purchaser to receive the principal amount of the underlying security or securities, either (i) upon notice of no more than 30 days or (ii) at specified intervals not exceeding 397 days and upon no more than 30 days’ notice, is deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

Forward Commitment Contracts

The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment take place at a later date. Normally, the settlement date occurs within 90 days of the purchase for when-issueds, but may be substantially longer for forwards. During the period between purchase and settlement, no payment is made by the funds to the issuer and no interest accrues to the funds. The purchase of these securities will result in a loss if their values decline prior to the settlement date. This could occur, for example, if interest rates increase prior to settlement. The longer the period between purchase and settlement, the greater the risks. At the time the funds make the commitment to purchase these securities, it will record the transaction and reflect the value of the security in determining its net asset value. The funds will cover these securities by maintaining cash, liquid, high-grade debt securities, or other suitable cover as permitted by the SEC, with its custodian bank equal in value to its commitments for the securities during the time between the purchase and the settlement. Therefore, the longer this period, the longer the period during which alternative investment options are not available to the funds (to the extent of the securities used for cover). Such securities either will mature or, if necessary, be sold on or before the settlement date.

To the extent the funds remain fully or almost fully invested (in securities with a remaining maturity of more than one year) at the same time they purchase these securities, there will be greater fluctuations in the funds’ net asset value than if the funds did not purchase them.

Real Estate Investment Trusts (“REITs”)

Investments in REITs may experience many of the same risks involved with investing in real estate directly. These risks include: declines in real estate values, risks related to local or general economic conditions, particularly lack of demand, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, heavy cash flow dependency, possible lack of availability of mortgage funds, obsolescence, losses due to natural disasters, condemnation of properties, regulatory limitations on rents and fluctuations in rental income, variations in market rental rates, and possible environmental liabilities. REITs may own real estate properties (“Equity REITs”) and be subject to these risks directly, or may make or purchase mortgages (“Mortgage REITs”) and be subject to these risks indirectly through underlying construction, development, and long-term mortgage loans that may default or have payment problems.

Equity REITs can be affected by rising interest rates that may cause investors to demand a high annual yield from future distributions which, in turn, could decrease the market prices for the REITs. In addition, rising interest rates also increase the costs of obtaining financing for real estate projects. Since many real estate projects are dependent upon receiving financing, this could cause the value of the Equity REITs in which the funds invest to decline.

Mortgage REITs may hold mortgages that the mortgagors elect to prepay during periods of declining interest rates, which may diminish the yield on such REITs. In addition, borrowers may not be able to repay mortgages when due, which could have a negative effect on the funds.

Some REITs have relatively small market capitalizations which could increase their volatility. REITs tend to be dependent upon specialized management skills and have limited diversification so they are subject to risks inherent in operating and financing a limited number of properties. In addition, when the funds invest in REITs, a shareholder will bear his proportionate share of fund expenses and indirectly bear similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders. Certain REITS may be able to pay up to 90% of their dividends in the form of stock instead of cash. Even if a fund receives all or part of a REIT distribution in stock, the fund will still be deemed to have received 100% of the distribution in cash and the entire distribution will be part of the fund’s taxable income. In addition, both Equity and Mortgage REITs are subject to the risks of failing to qualify for tax-free status of income under the Code or failing to maintain their exemptions from the 1940 Act.

Illiquid or Restricted Securities

Some fund holdings may be considered illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold in the ordinary course of business at approximately the price at which the fund values them. The determination of whether a holding is considered liquid or illiquid involves a variety of factors. Certain restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, the fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than that which prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in accordance with procedures prescribed by the funds’ Boards. If, through the appreciation of illiquid securities or the depreciation of liquid securities, the funds should be in a position where more than the allowable amount of its net assets is invested in illiquid assets, including restricted securities, the funds will take appropriate steps to protect liquidity.

Notwithstanding the above, the funds may purchase securities which, while privately placed, are eligible for purchase and sale under Rule 144A under the 1933 Act. This rule permits certain qualified institutional buyers, such as the funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. The liquidity of these securities is monitored based on a variety of factors.

All Funds (other than the Money Funds)

Investments in Other Investment Companies

Unaffiliated Investment Companies The funds may invest in other investment companies that are not sponsored by T. Rowe Price, which include open-end funds, closed-end funds, exchange-traded funds (“ETFs”), unit investment trusts, and other investment companies that have elected to be treated as business development companies under the 1940 Act.

The funds may purchase shares of another investment company to temporarily gain exposure to a portion of the market while awaiting purchase of securities or as an efficient means of gaining exposure to a particular asset class. The funds might also purchase shares of another investment company to gain exposure to the securities in the investment company’s portfolio at times when the fund may not be able to buy those securities directly. Any investment in another investment company would be consistent with a fund’s objective and investment program.

Investing in another investment company involves risks similar to those of investing directly in the investment company’s portfolio securities, including the risk that the values of the portfolio securities may fluctuate due to changes in the financial condition of the securities’ issuers and other market factors. An investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the fund’s performance. In addition, because closed-end funds trade on a stock exchange or in the OTC market and ETFs trade on a securities exchange, their shares may trade at a substantial premium or discount to the actual net asset value of its portfolio securities and their potential lack of liquidity could result in greater volatility.

If a fund invests in a non-T. Rowe Price investment company, the fund must pay its proportionate share of that investment company’s fees and expenses, which are in addition to the management fee and other operational expenses incurred by the fund. The expenses associated with certain investment companies, such as business development companies, may be significant. The fund could also incur a sales charge or redemption fee in connection with purchasing or redeeming an investment company security.

A Price Fund’s investments in non-T. Rowe Price registered investment companies are subject to the limits that apply to such investments under the 1940 Act unless the fund invests in reliance on exemptive relief which permits it to exceed the 1940 Act limits. The 1940 Act generally provides that a fund may invest up to 10% of its total assets in securities of other investment companies. In addition, a fund may not own more than 3% of the total outstanding voting stock of any investment company and not more than 5% of the fund’s total assets may be in invested in a particular investment company.

Affiliated Investment Companies The funds may also invest in certain other T. Rowe Price mutual funds as a means of gaining efficient and cost-effective exposure to specific asset classes, provided the investment is consistent with an investing fund’s investment program and policies. Such an investment could allow the fund to obtain the benefits of a more diversified portfolio than might otherwise be available through direct investments in the asset class, and will subject the fund to the risks associated with the particular asset class. Examples of asset classes in which other T. Rowe Price mutual funds invest include high yield bonds, floating rate loans, international bonds, emerging market bonds, and emerging market stocks. To ensure that the fund does not incur duplicate management fees as a result of its investment in another Price Fund, the management fee paid by the fund will be reduced in an amount sufficient to offset the fees paid by the underlying fund related to the investment.

Hedge Funds Investments in unregistered hedge funds may be used to gain exposure to certain asset classes. Hedge funds are not subject to the same regulatory requirements as mutual funds and other registered investment companies and an investing fund may not be able to rely on the protections under the 1940 Act that are available to investors in registered investment companies.

There are often advance notice requirements and withdrawal windows which limit investors’ ability to readily redeem shares of a hedge fund. If a hedge fund were to engage in activity deemed inappropriate by a fund or pursue a different strategy than the fund was led to believe, the fund may not be able to withdraw its investment in a hedge fund promptly after a decision has been made to do so, causing the fund to incur a significant loss and adversely affect its total return.

Hedge funds are not required to provide periodic pricing or valuation information to investors, and often engage in leveraging, short-selling, commodities investing and other speculative investment practices that are not fully disclosed and may increase the risk of investment loss. Their underlying holdings and investment strategies are not as transparent to investors or typically as diversified as those of traditional mutual funds; therefore, an investing fund is unable to look through to the hedge fund’s underlying investments in determining compliance with its own investment restrictions. As a result, a fund relies primarily on the limited pricing and valuation information provided by the hedge fund managers in order to value its hedge fund investments. The funds attempt, to the extent they are able to do so, to review the valuation methodology utilized by a hedge fund to gauge whether its principles of fair value are consistent with those used by the funds for valuing their own investments. A fund will seek as much information as possible from the hedge fund in order to value its investment and determine the fair value of its interest in the hedge fund based on all relevant circumstances, which may include the most recent value reported by the hedge fund, as well as any other relevant information available at the time the fund values its assets.

For the various reasons cited above, investments in a hedge fund are considered illiquid by an investing fund. Valuations of illiquid securities involve various judgments and consideration of factors that may be subjective, and there is a risk that inaccurate valuations of hedge fund positions could adversely affect the stated value of the fund. Fund investors should be aware that situations involving uncertainties as to the valuation of portfolio positions could have an adverse effect on the fund’s net assets, which, in turn, would affect amounts paid on redemptions of fund shares if the judgments made regarding appropriate valuations should be proven incorrect. If the net asset value of a fund is not accurate, purchasing or redeeming shareholders may pay or receive too little or too much for their shares and the interests of remaining shareholders may become overvalued or diluted.

Money Funds

Determination of Maturity of Money Market Securities

The funds may only purchase securities which at the time of investment have remaining maturities of 397 calendar days or less, or adjustable rate government securities that may have maturities longer than 397 days but have interest rate resets within 397 days. The other funds may also purchase money market securities. In determining the maturity of money market securities, funds will follow the provisions of Rule 2a-7 under the 1940 Act.

First Tier Money Market Securities Defined

At least 97% of the funds’ total assets will be maintained in first tier money market securities. First tier money market securities are those which are described as First Tier Securities in Rule 2a-7 under the 1940 Act. These include any security with a remaining maturity of 397 days or less, and adjustable rate government securities with longer maturities but interest rate resets within 397 days, that are rated (or that has been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class that is comparable in priority and security with the security) by any two nationally recognized statistical rating organizations (or if only one NRSRO has issued a rating, that NRSRO) in the highest rating category for short-term debt obligations (within which there may be sub-categories). First Tier Securities also include unrated securities comparable in quality to rated securities, as determined by T. Rowe Price pursuant to written guidelines established in accordance with Rule 2a-7 under the 1940 Act under the supervision of the funds’ Boards.

DERIVATIVES

The funds may use derivatives whose characteristics are consistent with the funds’ investment program.

A derivative is a financial instrument that has a value based on – or “derived from” – the value of other assets, reference rates, or indexes. Derivatives generally take the form of contracts under which the parties agree to payments between them based upon the performance of a wide variety of underlying references, such as stocks, bonds, commodities, interest rates, currency exchange rates, and various domestic and foreign indexes. The main types of derivatives are futures, options, forward contracts, swaps, and hybrid instruments.

Like most other fund investments, derivatives are subject to the risk that the market value of the underlying asset will change in a way detrimental to the funds’ interest. However, the risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. Because some derivatives involve leverage, returns can be magnified, either positively or negatively, and adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself.

The funds may use derivatives for a variety of purposes. Potential uses include, but are not limited to, the following: adjusting duration; managing exposure to changes in interest rates, currency exchange rates, or credit quality; investing in broad segments of the market or certain asset classes with greater efficiency and at a lower cost than is possible through direct investment; enhancing income; improving risk-adjusted returns; expressing positive or negative views on a particular issuer, country, or currency; and managing cash flows into and out of a fund. The funds may use derivatives to take a short position in a currency, which allows a fund to sell a currency in excess of the value of its holdings denominated in that currency or to sell a currency even if it does not hold any assets denominated in the currency. The funds may also use derivatives to take short positions with respect to its exposure to a particular country or market. For example, a fund could sell futures contracts on a particular index where the value of the futures contract exceeds the value of the bonds or stocks represented in the index that are held by the fund, or the fund could sell futures or enter into interest rate swaps with respect to a particular bond market without owning any bonds in that market.

Some derivatives are traded on exchanges, while other derivatives are privately negotiated and entered into in the OTC market. Exchange-traded derivatives are traded via specialized derivatives exchanges or other securities exchanges. The exchange acts as an intermediary to the transactions and the terms for each type of contract are generally standardized. OTC derivatives are traded between two parties directly without going through a regulated exchange. The terms of the contract are subject to negotiation by the parties to the contract.

OTC derivatives are subject to counterparty risk, whereas the exposure to default for exchange-traded derivatives is assumed by the exchange’s clearinghouse. Counterparty risk is the risk that a party to an OTC derivatives contract may fail to perform on its obligations. A loss may be sustained as a result of the insolvency or bankruptcy of the counterparty, or the failure of the counterparty to make required payments or comply with the terms of the contract. In the event of insolvency of the counterparty, the funds may be unable to liquidate a derivatives position. Because the purchase and sale of an OTC derivative does not have the guarantee of a central clearing organization, the creditworthiness of the counterparty is an additional risk factor that the funds need to consider and monitor.

Futures Contracts

Futures contracts are a type of potentially high-risk derivative.

Transactions in Futures

The funds may enter into futures contracts including stock index, interest rate, and currency futures (“futures” or “futures contracts”).

Interest rate or currency futures contracts may be used as a hedge against changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the funds. Interest rate or currency futures can be sold as an offset against the effect of expected increases in interest rates or currency exchange rates and purchased as an offset against the effect of expected declines in interest rates or currency exchange rates.

Futures can also be used as an efficient means of regulating the funds’ exposure to the market.

Index Funds may only enter into futures contracts that are appropriate for their investment programs to provide an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. Otherwise, the nature of such futures and the regulatory limitations and risks to which they are subject are the same as those described below.

Stock index futures contracts may be used to provide a hedge for a portion of the funds’ portfolios, as a cash management tool, or as an efficient way to implement either an increase or decrease in portfolio market exposure in response to changing market conditions. The funds may purchase or sell futures contracts with respect to any stock index. Nevertheless, to hedge the funds’ portfolios successfully, the funds must sell futures contracts with respect to indices or subindices whose movements will have a significant correlation with movements in the prices of the funds’ portfolio securities.

The funds will enter into futures contracts that are traded on national (or foreign) futures exchanges and are standardized as to maturity date and underlying financial instrument. A public market exists in futures contracts covering various taxable fixed-income securities as well as municipal bonds. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (“CFTC”). Although techniques other than the sale and purchase of futures contracts could be used for the above-referenced purposes, futures contracts offer an effective and relatively low cost means of implementing the funds’ objectives in these areas.

Limitations on Futures

If the funds purchase or sell futures contracts or related options which do not qualify as bona fide hedging under applicable CFTC rules, the aggregate initial margin deposits and premium required to establish those positions cannot exceed 5% of the liquidation value of the funds after taking into account unrealized profits and unrealized losses on any such contracts they have entered into, provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation. For purposes of this policy, options on futures contracts and foreign currency options traded on a commodities exchange will be considered “related options.” This policy may be modified by the Boards without a shareholder vote and does not limit the percentage of the funds’ assets at risk to 5%.

In instances involving the purchase of futures contracts or the writing of call or put options thereon by the funds, an amount of cash, liquid assets, or other suitable cover as permitted by the SEC, equal to the market value of the futures contracts and options thereon (less any related margin deposits), will be identified by the funds to cover the position, or alternative cover (such as owning an offsetting position) will be employed. Assets used as cover or held in an identified account cannot be sold while the position in the corresponding option or future is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the funds’ assets to cover or identified accounts could impede portfolio management or the funds’ ability to meet redemption requests or other current obligations.

If the CFTC or other regulatory authorities adopt different (including less stringent) or additional restrictions, the funds would comply with such new restrictions.

For funds that utilize commodity interests, a notice has been filed on behalf of the funds with the National Futures Association claiming an exclusion from the definition of the term commodity pool operator (“CPO”) under the Commodity Exchange Act, as amended, pursuant to CFTC Rule 4.5. Accordingly, the Price Funds’ investment manager has not been subject to registration or regulation as a CPO.

However, the CFTC has adopted amendments to its rules that would limit the ability of a mutual fund to use commodities, futures, swaps and certain other derivatives if its investment adviser does not register with the CFTC as a CPO with respect to the fund. It is expected that all of the Price Funds will normally execute their investment programs within the limits and exemptions prescribed by the CFTC’s rules. As a result, T. Rowe Price does not intend to register with the CFTC as a CPO on behalf of any of the Price Funds. In the event one of the Price Funds engages in transactions that necessitate future registration with the CFTC, T. Rowe Price will register as a CPO and comply with applicable regulations with respect to that fund. Compliance with these additional regulatory requirements could increase the fund’s expenses.

Trading in Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time, and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained during the term of the contract. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

Unlike when the funds purchase or sell a security, no price would be paid or received by the funds upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the funds’ open positions in futures contracts, the funds would be required to deposit in a segregated account with the clearing broker for the futures contract an amount of cash or liquid assets known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

Financial futures are valued daily at closing settlement prices. If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the clearing broker will require a payment by the funds (“variation margin”) to restore the margin account to the amount of the initial margin.

Subsequent payments (“mark-to-market payments”) to and from the futures clearing broker are made on a daily basis as the price of the underlying assets fluctuates, making the long and short positions in the futures contract more or less valuable. If the value of the open futures position increases in the case of a sale or decreases in the case of a purchase, the funds will pay the amount of the daily change in value to the clearing broker. However, if the value of the open futures position decreases in the case of a sale or increases in the case of a purchase, the clearing broker will pay the amount of the daily change in value to the funds.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice, most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical securities and the same delivery date. If the offsetting purchase price is less than the original sale price, the funds realize a gain; if it is more, the funds realize a loss. Conversely, if the offsetting sale price is more than the original purchase price, the funds realize a gain; if it is less, the funds realize a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the funds will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the funds are not able to enter into an offsetting transaction, the funds will continue to be required to maintain the margin deposits on the futures contract.

As an example of an offsetting transaction in which the underlying instrument is not delivered, the contractual obligations arising from the sale of one contract of September Treasury bills on an exchange may be fulfilled at any time before delivery of the contract is required (i.e., on a specified date in September, the “delivery month”) by the purchase of one contract of September Treasury bills on the same exchange. In such instance, the difference between the price at which the futures contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the funds.

Settlement of a stock index futures contract may or may not be in the underlying security. If not in the underlying security, then settlement will be made in cash, equivalent over time to the difference between the contract price and the actual price of the underlying asset (as adjusted by a multiplier) at the time the stock index futures contract expires.

For example, the S&P 500 Stock Index is made up of 500 selected common stocks, most of which are listed on the New York Stock Exchange (“NYSE”). The S&P 500 Index assigns relative weightings to the common stocks included in the index, and the index fluctuates with changes in the market values of those common stocks. In the case of futures contracts on the S&P 500 Index, the contracts are to buy or sell 250 units. Thus, if the value of the S&P 500 Index were $150, one contract would be worth $37,500 (250 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash occurs. Over the life of the contract, the gain or loss realized by the funds will equal the difference between the purchase (or sale) price of the contract and the price at which the contract is terminated. For example, if the funds enter into a futures contract to buy 250 units of the S&P 500 Index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the funds will gain $1,000 (250 units x gain of $4). If the funds enter into a futures contract to sell 250 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 Index is at $152 on that future date, the funds will lose $500 (250 units x loss of $2).

It is possible that hedging activities of funds investing in municipal securities will occur through the use of U.S. Treasury bond futures.

All funds (other than the Money Funds)

Special Risks of Transactions in Futures Contracts

• Volatility and Leverage The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

Most U.S. futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Margin deposits required on futures trading are low. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

• Fellow Customer Risk The funds are subject to “fellow-customer risk,” which is the risk that one or more customers of a futures commission merchant will default on their obligations and that the resulting losses will be so great that the futures commission merchant will default on its obligations and that margin posted by one customer will be used to cover a loss caused by a different customer.

There are rules that generally prohibit the use of one customer’s funds to meet the obligations of another customer, and that limit the ability to use customer margin posted by non-defaulting customers to satisfy losses caused by defaulting customers, by requiring the futures commission merchant to use its own funds to meet a defaulting customer’s obligations. While a customer’s loss would likely need to be substantial before other customers would be exposed to fellow customer risk, these rules nevertheless permit the commingling of margin and do not limit the mutualization of customer losses from investment losses, custodial failures, fraud, or other causes. If the loss is so great that, notwithstanding the application of the futures commission merchant’s own funds, there is a shortfall in the amount of customer funds required to be held in segregation, the futures commission merchant could default and be placed into bankruptcy. In these circumstances, the Bankruptcy Code provides that non-defaulting customers will share pro-rata in any shortfall. A shortfall in customer segregated funds may also make the transfer of the accounts of non-defaulting customers to another futures commission merchant more difficult.

• Liquidity The funds may elect to close some or all of their futures positions at any time prior to their expiration. The funds would do so to reduce exposure represented by long futures positions or short futures positions. The funds may close their position by taking opposite positions, which would operate to terminate the funds’ position in the futures contracts. Final determinations of mark-to-market payments would then be made, additional cash would be required to be paid by or released to the funds, and the funds would realize a loss or a gain.

Futures contracts may be closed out only on the exchange or board of trade where the contracts were initially traded. Although the funds intend to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it might not be possible to close a futures contract, and in the event of adverse price movements, the funds would continue to be required to make daily mark-to-market and variation margin payments. However, in the event futures contracts have been used to hedge the underlying instruments, the funds would continue to hold the underlying instruments subject to the hedge until the futures contracts could be terminated. In such circumstances, an increase in the price of underlying instruments, if any, might partially or completely offset losses on the futures contract. However, as described next, there is no guarantee that the price of the underlying instruments will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

• Hedging Risk A decision whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market or economic events. There are several risks in connection with the use by the funds of futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments which are the subject of the hedge. T. Rowe Price will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of the funds’ underlying instruments sought to be hedged.

Successful use of futures contracts by the funds for hedging purposes is also subject to T. Rowe Price’s ability to correctly predict movements in the direction of the market. It is possible that, when the funds have sold futures to hedge their portfolios against a decline in the market, the index, indices, or instruments’ underlying futures might advance, and the value of the underlying instruments held in the funds’ portfolios might decline. If this were to occur, the funds would lose money on the futures and also would experience a decline in value in their underlying instruments. However, while this might occur to a certain degree, T. Rowe Price believes that over time the value of the funds’ portfolios will tend to move in the same direction as the market indices used to hedge the portfolio. It is also possible that, if the funds were to hedge against the possibility of a decline in the market (adversely affecting the underlying instruments held in their portfolios) and prices instead increased, the funds would lose part or all of the benefit of increased value of those underlying instruments that it had hedged because it would have offsetting losses in their futures positions. In addition, in such situations, if the funds have insufficient cash, it might have to sell underlying instruments to meet daily mark-to-market and variation margin requirements. Such sales of underlying instruments might be, but would not necessarily be, at increased prices (which would reflect the rising market). The funds might have to sell underlying instruments at a time when it would be disadvantageous to do so.

In addition to the possibility that there might be an imperfect correlation, or no correlation at all, between price movements in the futures contracts and the portion of the portfolio being hedged, the price movements of futures contracts might not correlate perfectly with price movements in the underlying instruments due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors might close futures contracts through offsetting transactions, which could distort the normal relationship between the underlying instruments and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities markets and, as a result, the futures market might attract more speculators than the securities markets. Increased participation by speculators in the futures market might also cause temporary price distortions. Due to the possibility of price distortion in the futures market and also because of imperfect correlation between price movements in the underlying instruments and movements in the prices of futures contracts, even a correct forecast of general market trends by T. Rowe Price might not result in a successful hedging transaction over a very short time period.

Options on Futures Contracts

Options (another type of potentially high-risk derivative) on futures are similar to options on underlying instruments, except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid. Options on futures contracts are valued daily at the last sale price on its primary exchange at the time at which the net asset value per share of the funds are computed (close of the NYSE, normally at 4 p.m. ET), or, in the absence of such sale, the mean of closing bid and ask prices.

Writing a put option on a futures contract serves as a partial hedge against an increase in the value of securities the funds intend to acquire. If the futures price at expiration of the option is above the exercise price, the funds will retain the full amount of the option premium, which provides a partial hedge against any increase that may have occurred in the price of the debt securities the funds intend to acquire. If the futures price when the option is exercised is below the exercise price, however, the funds will incur a loss, which may be wholly or partially offset by the decrease in the price of the securities the funds intend to acquire.

Funds investing in municipal securities may trade in municipal bond index option futures or similar options on futures developed in the future. In addition, the funds may trade in options on futures contracts on U.S. government securities and any U.S. government securities futures index contract which might be developed.

From time to time, a single order to purchase or sell futures contracts (or options thereon) may be made on behalf of a fund and other T. Rowe Price funds. Such aggregated orders would be allocated among the fund and the other T. Rowe Price funds in a fair and nondiscriminatory manner.

Call and put options may be purchased or written on financial indices as an alternative to options on futures.

Special Risks of Transactions in Options on Futures Contracts

The risks described under “Special Risks of Transactions in Futures Contracts” are substantially the same as the risks of using options on futures. If the funds were to write an option on a futures contract, it would be required to deposit initial margin and maintain mark-to-market payments in the same manner as a regular futures contract. In addition, where the funds seek to close out an option position by writing or buying an offsetting option covering the same index, underlying instrument, or contract and having the same exercise price and expiration date, their ability to establish and close out positions on such options will be subject to the maintenance of a liquid secondary market. Reasons for the absence of a liquid secondary market on an exchange include the following: (1) there may be insufficient trading interest in certain options; (2) restrictions may be imposed by an exchange on opening transactions, closing transactions, or both; (3) trading halts, suspensions, or other restrictions may be imposed with respect to particular classes or series of options, or underlying instruments; (4) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (5) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (6) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher-than-anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures, which may interfere with the timely execution of customers’ orders.

In the event no such market exists for a particular contract in which the funds maintain a position, in the case of a written option, the funds would have to wait to sell the underlying securities or futures positions until the option expires or is exercised. The funds would be required to maintain margin deposits on payments until the contract is closed. Options on futures are treated for accounting purposes in the same way as the analogous option on securities are treated.

In addition, the correlation between movements in the price of options on futures contracts and movements in the price of the securities hedged can only be approximate. This risk is significantly increased when an option on a U.S. government securities future or an option on some type of index future is used as a proxy for hedging a portfolio consisting of other types of securities. Another risk is that if the movements in the price of options on futures contracts and the value of the call increase by more than the increase in the value of the securities held as cover, the funds may realize a loss on the call, which is not completely offset by the appreciation in the price of the securities held as cover and the premium received for writing the call.

The successful use of options on futures contracts requires special expertise and techniques different from those involved in portfolio securities transactions. A decision whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends. During periods when municipal securities market prices are appreciating, the funds may experience poorer overall performance than if it had not entered into any options on futures contracts.

General Considerations Transactions by the funds in options on futures will be subject to limitations established by each of the exchanges, boards of trade, or other trading facilities governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges, boards of trade, or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of contracts which the funds may write or purchase may be affected by contracts written or purchased by other investment advisory clients of T. Rowe Price. An exchange, boards of trade, or other trading facility may order the liquidations of positions found to be in excess of these limits, and it may impose certain other sanctions.

Additional Futures and Options Contracts

Although the funds have no current intention of engaging in futures or options transactions other than those described above, it reserves the right to do so. Such futures and options trading might involve risks which differ from those involved in the futures and options described above.

Foreign Futures and Options

Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery, and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, when the funds trade foreign futures or foreign options contracts, it may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC’s regulations, and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, proceeds derived from foreign futures or foreign options transactions may not be provided the same protections as proceeds derived from transactions on U.S. futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time the funds’ orders are placed and the time they are liquidated, offset, or exercised.

U.S. Treasury Intermediate and U.S. Treasury Long-Term Funds

Limitations on Futures and Options

The funds will not purchase a futures contract or option thereon if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such positions would exceed 5% of the funds’ net asset value. In addition, neither of the funds will enter into a futures transaction if it would be obligated to purchase or deliver amounts that would exceed 15% of the funds’ total assets.

The funds will not write a covered call or put option if, as a result, the aggregate market value of all portfolio securities covering call options or subject to delivery under put options exceeds 15% of the market value of the funds’ total assets.

The funds have no current intention of investing in options on individual securities. However, they reserve the right to do so in the future and could be subject to the following limitations: the funds may invest up to 15% of total assets in premiums on put options and 15% of total assets in premiums on call options. The total market value of the funds’ obligations under futures contracts and premiums on purchased options will not exceed 15% of each fund’s total assets.

All Funds

Foreign Currency Transactions

A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. The funds may enter into forward contracts for a variety of purposes in connection with the management of the foreign securities portion of their portfolios. The funds’ use of such contracts would include, but not be limited to, the following:

First, when the funds enter into a contract for the purchase or sale of a security denominated in a foreign currency, they may desire to “lock in” the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the funds will be able to protect themselves against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

Second, when T. Rowe Price believes that one currency may experience a substantial movement against another currency, including the U.S. dollar, it may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of the funds’ portfolio securities denominated in such foreign currency. Alternatively, where appropriate, the funds may hedge all or part of their foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, the funds may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the funds. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under normal circumstances, consideration of the prospect for relative currency values will be incorporated into the longer-term investment decisions made with regard to overall diversification strategies. However, T. Rowe Price believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the funds will be served.

Third, the funds may use forward contracts when the funds wish to hedge out of the dollar into a foreign currency in order to create a synthetic bond or money market instrument–the security would be issued in U.S. dollars but the dollar component would be transformed into a foreign currency through a forward contract.

At the maturity of a forward contract, the funds may sell the portfolio security and make delivery of the foreign currency, or they may retain the security and either extend the maturity of the forward contract (by “rolling” that contract forward) or may initiate a new forward contract.

If the funds retain the portfolio security and engage in an offsetting transaction, the funds will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the funds engage in an offsetting transaction, they may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the funds’ entering into a forward contract for the sale of a foreign currency and the date they enter into an offsetting contract for the purchase of the foreign currency, the funds will realize a gain to the extent the price of the currency they have agreed to sell exceeds the price of the currency they have agreed to purchase. Should forward prices increase, the funds will suffer a loss to the extent the price of the currency they have agreed to purchase exceeds the price of the currency they have agreed to sell. A fund may net any offsetting positions when calculating its aggregate market exposure to a particular currency and in managing the portfolio within its limit on the use of foreign currency instruments. This may occur, for instance, where a fund has entered into two forward foreign currency exchange contracts with concurrent settlement dates, and one provides for delivery of currency A and receipt of currency B and the other contract provides for delivery of currency B and receipt of currency A.

The funds may also engage in non-deliverable forward transactions to manage currency risk, as well as to gain exposure to a currency, whether or not the fund owns securities denominated in that currency. A non-deliverable forward is a transaction that represents an agreement between a fund and a counterparty to buy or sell a specified amount of a particular currency at an agreed upon foreign exchange rate on a future date. Unlike other currency transactions, there is no physical delivery of the currency on the settlement of a non-deliverable forward transaction. Rather, the fund and the counterparty agree to net the settlement by making a payment in U.S. dollars or another fully convertible currency that represents any difference between the foreign exchange rate agreed upon at the inception of the non-deliverable forward agreement and the actual exchange rate on the agreed upon future date. When currency exchange rates do not move as anticipated, a fund could sustain losses on the non-deliverable forward transaction. This risk is heightened when the transactions involve currencies of emerging market countries.

The funds may enter into forward contracts for any purpose consistent with the funds’ investment objectives and programs. However, the funds will not enter into a forward contract, or maintain exposure to any such contract(s), if the amount of foreign currency required to be delivered thereunder would exceed the funds’ holdings of liquid, high-grade debt securities, currency available for cover of the forward contract(s), or other suitable cover as permitted by the SEC. In determining the amount to be delivered under a contract, the funds may net offsetting positions.

If the value of the assets being used as cover declines or the amount of the fund’s commitment increases because of changes in currency rates, the fund may need to provide additional cash or securities to satisfy its commitment under the forward agreement. The fund is also subject to the risk that it may be delayed or prevented from obtaining payments owed to it under the forward transaction as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to comply with the terms of the contract. There is no assurance that a fund would succeed in pursuing any contractual remedies available under the agreement.

Although most currency derivatives will generally be considered liquid investments, the funds may consider derivatives that involve particular currencies to be illiquid. The funds’ dealing in forward foreign currency exchange contracts will generally be limited to the transactions described above. However, the funds reserve the right to enter into forward foreign currency contracts for different purposes and under different circumstances. Of course, the funds are not required to enter into forward contracts with regard to their foreign currency-denominated securities and will not do so unless deemed appropriate by T. Rowe Price. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result from an increase in the value of that currency.

Although the funds value their assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. They will do so from time to time, and there are costs associated with currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the funds at one rate, while offering a lesser rate of exchange should the funds desire to resell that currency to the dealer.

Federal Tax Treatment of Options, Futures Contracts, and Forward Foreign Exchange Contracts

The funds may enter into certain options, futures, forward foreign exchange contracts, and swaps, including options and futures on currencies. Entering into such transactions can affect the timing and character of the income and gains realized by the funds and the timing and character of fund distributions.

Such contracts, if they qualify as Section 1256 contracts, will be considered to have been closed at the end of the funds’ taxable years and any gains or losses will be recognized for tax purposes at that time. Such gains or losses (as well as gains or losses from the normal closing or settlement of such transactions) will be characterized as 60% long-term capital gain (taxable at a maximum rate of 15%) or loss and 40% short-term capital gain or loss regardless of the holding period of the instrument (ordinary income or loss for foreign exchange contracts). The funds will be required to distribute net gains on such transactions to shareholders even though it may not have closed the transaction and received cash to pay such distributions, although swaps are now generally excluded from the definition of a Section 1256 contract.

Certain options, futures, forward foreign exchange contracts, and swaps, which offset another security in the fund, including options, futures, and forward exchange contracts on currencies, which offset a foreign dollar-denominated bond or currency position, may be considered straddles for tax purposes. Generally, a loss on any position in a straddle will be subject to deferral to the extent of any unrealized gain in an offsetting position. For securities that were held for one year or less at inception of the straddle, the holding period may be deemed not to begin until the straddle is terminated. If securities comprising a straddle have been held for more than one year at inception of the straddle, losses on offsetting positions may be treated as entirely long-term capital losses even if the offsetting positions have been held for less than one year. However, a fund may choose to comply with certain identification requirements for offsetting positions that are components of a straddle. Losses with respect to identified positions are not deferred, rather the basis of the identified position that offset the loss position is increased.

In order for the funds to continue to qualify for federal income tax treatment as regulated investment companies, at least 90% of their gross income for a taxable year must be derived from qualifying income, e.g., generally dividends, interest, income derived from loans of securities, and gains from the sale of securities or currencies. Tax regulations could be issued limiting the extent to which the net gain realized from options, futures, or forward foreign exchange contracts on currencies is qualifying income for purposes of the 90% requirement.

Entering into certain options, futures, forward foreign exchange contracts, or swaps may result in a “constructive sale” of offsetting stocks or debt securities of the funds. In such a case, the funds will be required to realize gain, but not loss, on the deemed sale of such positions as if the position were sold on that date.

For certain options, futures, forward foreign exchange contracts, or swaps, the IRS has not issued comprehensive rules relating to the timing and character of income and gains realized on such contracts. It is possible that new tax legislations and new IRS regulations could result in changes to the amounts recorded by the funds, potentially resulting in tax consequences to the funds.

Options

Options are a type of potentially high-risk derivative.

Writing Call Options

The funds may write (sell) American or European style “covered” call options and purchase options to close out options previously written. In writing covered call options, the funds expect to generate additional premium income, which should serve to enhance the funds’ total return and reduce the effect of any price decline of the security, index, or currency involved in the option. Call options will generally be written on securities, indexes, or currencies which, in T. Rowe Price’s opinion, are not expected to have any major price increases or moves in the near future but which, over the long term, are deemed to be attractive investments for the funds.

A call option gives the holder (buyer) the right to purchase, and the writer (seller) has the obligation to sell, a security or currency at a specified price (the exercise price) at expiration of the option (European style) or at any time until a certain date (the expiration date) (American style). Index options are option contracts in which the underlying value is based on the level of a particular securities index. So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure his obligation to deliver the underlying security or currency in the case of a call option, a writer is required to deposit in escrow the underlying security or currency or other assets in accordance with the rules of a clearing corporation.

The funds generally will write only covered call options. This means that the funds will either own the security or currency subject to the option or an option to purchase the same underlying security or currency having an exercise price equal to or less than the exercise price of the “covered” option. From time to time, the funds will write a call option that is not covered as indicated above (for example, an option on an index) but where the funds will establish and maintain, with its custodian for the term of the option, an account consisting of cash, U.S. government securities, other liquid high-grade debt obligations, or other suitable cover as permitted by the SEC, having a value equal to the fluctuating market value of the optioned securities or currencies or index level. While such an option would be “covered” with sufficient collateral to satisfy SEC prohibitions on issuing senior securities, this type of strategy would expose the funds to the risks of writing uncovered options, which could result in unlimited losses if a fund writes an uncovered call option.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the funds’ investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the funds generally will not do) but capable of enhancing the funds’ total return. When writing a covered call option, the funds, in return for the premium, give up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, but conversely retain the risk of loss should the price of the security or currency decline. Unlike one that owns securities or currencies not subject to an option, the funds have no control over when they may be required to sell the underlying securities or currencies, since they may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option the funds have written expires, the funds will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the funds will realize a gain or loss from the sale of the underlying security or currency. The funds do not consider a security or currency covered by a call to be “pledged” as that term is used in the funds’ policy, which limits the pledging or mortgaging of assets. If the fund writes an uncovered option on a security as described above, it will bear the risk of having to purchase the security subject to the option at a price higher than the exercise price of the option. As the price of a security could appreciate substantially, the funds’ loss could be significant.

The premium received is the market value of an option. The premium the funds will receive from writing a call option will reflect, among other things, the current market price of the underlying security or currency, the relationship of the exercise price to such market price, the historical price volatility of the underlying security or currency, and the length of the option period. Once the decision to write a call option has been made, T. Rowe Price, in determining whether a particular call option should be written on a particular security or currency, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the funds for writing covered call options will be recorded as a liability of the funds. This liability will be adjusted daily to the option’s current market value, which will be the latest sale price on its primary exchange at the time at which the net asset values per share of the funds are computed (close of the NYSE, normally 4 p.m. ET) or, in the absence of such sale, the mean of closing bid and ask prices. The option will be terminated upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security or currency upon the exercise of the option.

As the seller of an index call option, the fund receives a premium from the purchaser. The purchaser of an index call option has the right to any appreciation in the value of the index over a fixed price (the exercise price) by the expiration date of the option. If the purchaser does not exercise the option, the fund retains the premium. If the purchaser exercises the option, the fund pays the purchaser the difference between the value of the index and the exercise price of the option. The premium, the exercise price, and the value of the index determine the gain or loss realized by the fund as the seller of the index call option. The fund can also repurchase the call option prior to the expiration date, thereby ending its obligation. In this case, the difference between the cost of repurchasing the option and the premium received will determine the gain or loss realized by the fund.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the funds to write another call option on the underlying security or currency with either a different exercise price, expiration date, or both. If the funds desire to sell a particular security or currency from their portfolios on which they have written a call option or purchased a put option, they will seek to effect a closing transaction prior to, or concurrently with, the sale of the security or currency. There is, of course, no assurance that the funds will be able to effect such closing transactions at favorable prices. If the funds cannot enter into such a transaction, they may be required to hold a security or currency that they might otherwise have sold. When the funds write a covered call option, they run the risk of not being able to participate in the appreciation of the underlying securities or currencies above the exercise price, as well as the risk of being required to hold on to securities or currencies that are depreciating in value. This could result in higher transaction costs. The funds will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

Call options written by the funds will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the funds may purchase an underlying security or currency for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security or currency from their portfolios. In such cases, additional costs may be incurred.

The funds will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the funds.

The funds will not write a covered call option if, as a result, the aggregate market value of all portfolio securities or currencies covering written call or put options exceeds 25% of the market value of the funds’ total assets. In calculating the 25% limit, the funds will offset the value of securities underlying purchased calls and puts on identical securities or currencies with identical maturity dates.

Writing Put Options

The funds may write American or European style covered put options and purchase options to close out options previously written by the funds. A put option gives the purchaser of the option the right to sell, and the writer (seller) has the obligation to buy, the underlying security, currency, or index option at the exercise price during the option period (American style) or at the expiration of the option (European style). So long as the obligation of the writer continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to make payment to the exercise price against delivery of the underlying security or currency. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

If the funds write put options, they will do so only on a covered basis. This means that the funds would maintain, in a segregated account, cash, U.S. government securities, other liquid high-grade debt obligations, or other suitable cover as determined by the SEC, in an amount not less than the exercise price. Alternatively, the funds will own an option to sell the underlying security or currency subject to the option having an exercise price equal to or greater than the exercise price of the “covered” option at all times while the put option is outstanding. (The rules of a clearing corporation currently require that such assets be deposited in escrow to secure payment of the exercise price.)

The funds would generally write covered put options in circumstances where T. Rowe Price wishes to purchase the underlying security or currency for the funds’ portfolios at a price lower than the current market price of the security or currency. In such event the funds would write a put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the funds would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price, less the premiums received. Such a decline could be substantial and result in a significant loss to the funds. In addition, the funds, because they do not own the specific securities or currencies which they may be required to purchase in exercise of the put, cannot benefit from appreciation, if any, with respect to such specific securities or currencies.

The funds will not write a covered put option if, as a result, the aggregate market value of all portfolio securities or currencies covering put or call options exceeds 25% of the market value of the funds’ total assets. In calculating the 25% limit, the funds will offset the value of securities underlying purchased puts and calls on identical securities or currencies with identical maturity dates.

The premium received by the funds for writing covered put options will be recorded as a liability of the funds. This liability will be adjusted daily to the option’s current market value, which will be the latest sale price on its primary exchange at the time at which the net asset value per share of the funds is computed (close of the NYSE, normally 4 p.m. ET), or, in the absence of such sale, the mean of the closing bid and ask prices.

Purchasing Put Options

The funds may purchase American or European style put options. As the holder of a put option, the funds have the right to sell the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The funds may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire. The funds may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of their securities or currencies.

The funds may purchase a put option on an underlying security or currency (a “protective put”) owned by the funds as a defensive technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the funds, as holder of the put option, are able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security’s market price or currency’s exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency where T. Rowe Price deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security or currency is eventually sold.

The funds may also purchase put options at a time when they do not own the underlying security or currency. By purchasing put options on a security or currency they do not own, the funds seek to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the funds will lose their entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

The funds will not commit more than 5% of total assets to premiums when purchasing put options. The premium paid by the funds when purchasing a put option will be recorded as an asset of the funds in the portfolio of investments. This asset will be adjusted daily to the option’s current market value, which will be the latest sale price on its primary exchange at the time at which the net asset values per share of the funds are computed (close of the NYSE, normally 4 p.m. ET) or, in the absence of such sale, the mean of closing bid and ask prices. This asset will be terminated upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security or currency upon the exercise of the option.

Purchasing Call Options

The funds may purchase American or European style call options. As the holder of a call option, the funds have the right to purchase the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The funds may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire. The funds may purchase call options for the purpose of increasing their current return or avoiding tax consequences which could reduce their current return. The funds may also purchase call options in order to acquire the underlying securities or currencies. Examples of such uses of call options are provided next.

Call options may be purchased by the funds for the purpose of acquiring the underlying securities or currencies for their portfolios. Utilized in this fashion, the purchase of call options enables the funds to acquire the securities or currencies at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities or currencies in this manner may be less than the cost of acquiring the securities or currencies directly. This technique may also be useful to the funds in purchasing a large block of securities or currencies that would be more difficult to acquire by direct market purchases. So long as the funds hold such a call option, rather than the underlying security or currency itself, the funds are partially protected from any unexpected decline in the market price of the underlying security or currency and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

The funds may also purchase call options on underlying securities or currencies they own in order to protect unrealized gains on call options previously written by them. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses.

The funds will not commit more than 5% of total assets to premiums when purchasing call and put options. The premium paid by the funds when purchasing a call option will be recorded as an asset of the funds in the portfolio of investments. This asset will be adjusted daily to the option’s current market value, which will be the latest sale price on its primary exchange at the time at which the net asset values per share of the funds are computed (close of the NYSE, normally 4 p.m. ET), or, in the absence of such sale, the mean of closing bid and ask prices.

Dealer (Over-the-Counter) Options

The funds may engage in transactions involving dealer options. Certain risks, including credit risk and counterparty risk, are specific to dealer options. While the funds would look to a clearing corporation to exercise exchange-traded options, if the funds were to purchase a dealer option, they would rely primarily on the dealer from whom they purchased the option to perform if the option were exercised. Failure by the dealer to do so could result in the loss of the premium paid by the funds as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market, while dealer options are less liquid or could have no liquidity. Consequently, the funds will generally be able to realize the value of a dealer option they have purchased only by exercising it or reselling it to the dealer who issued it. Under certain conditions, the funds may also be able to resell or assign a purchased dealer option to another dealer on substantially the same terms. Similarly, when the funds write a dealer option, unless they can assign the option to another dealer, they generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the funds originally wrote the option. While the funds will seek to enter into dealer options only with dealers who will agree to and are expected to be capable of entering into closing transactions with the funds, there can be no assurance that the dealers will consent to the closing transaction nor is it assured that the funds will realize a favorable price. Until the funds, as a covered dealer call option writer, are able to effect a closing purchase transaction, they will not be able to liquidate securities (or other assets) or currencies used as cover until the option expires or is exercised. In the event of insolvency of the counter-party, the funds may be unable to liquidate a dealer option. With respect to options written by the funds, the inability to enter into a closing transaction may result in material losses to the funds.

The funds may consider OTC options to be liquid holdings; however, any OTC options that cannot be unwound, reassigned, or sold are generally considered to be illiquid. The funds may treat the cover used for written OTC options as liquid if the dealer agrees that the funds may repurchase the OTC option they have written for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent the maximum repurchase price under the formula exceeds the intrinsic value of the option.

In addition, for certain types of OTC options that have substantially similar terms to exchange-traded options, the funds may treat such options, and the underlying cover used for written options, as liquid based on factors such as: (1) the frequency and availability of dealer quotes and the comparability to prices available on an options exchange; (2) the number of dealers willing to purchase or accept assignments of such OTC options; and (3) the nature of the OTC options, their settlement terms and their termination provisions (i.e., the time needed to close out or terminate an OTC position, method of soliciting offers, and mechanics of transfer).

Warrants

Warrants can be highly volatile and have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

There are, of course, other types of securities that are or may become available that are similar to the foregoing, and the funds may invest in these securities.

Hybrid Instruments

A hybrid instrument is a debt security, preferred stock, depository share, trust certificate, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption, or retirement is determined by reference to prices, changes in prices, or differences between prices of securities, currencies, intangibles, goods, articles, or commodities (collectively, “underlying assets”) or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively, “benchmarks”). Thus, hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, the funds may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S.

dollar-denominated hybrid instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the funds could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the funds the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful, and the funds could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instruments.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures, and currencies. Thus, an investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars, or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the benchmarks or the prices of underlying assets to which the instrument is linked. Such risks generally depend upon factors which are unrelated to the operations or credit quality of the issuer of the hybrid instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply of and demand for the underlying assets, and interest rate movements. In addition, the various benchmarks and prices for underlying assets can be highly volatile. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

Hybrid instruments are potentially more volatile and can carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of hybrid instruments could take place in an OTC market without the guarantee of a central clearing organization or in a transaction between the fund and the issuer of the hybrid instrument, the creditworthiness of the counterparty or issuer of the hybrid instrument would be an additional risk factor which the funds would have to consider and monitor. Hybrid instruments also may not be subject to regulation by the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

Swap Agreements

A number of the funds may enter into interest rate, index, total return, credit, and, to the extent they may invest in foreign currency-denominated securities, currency rate swap agreements. The funds may also enter into options on swap agreements (“swaptions”) on the types of swaps listed above as well as swap forwards.

Swap agreements are typically two-party contracts entered into primarily by institutional investors for a specified period of time. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined investment, index, or currency. The gross returns to be exchanged or swapped between the parties are generally calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a basket of securities representing a particular index. A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement at some designated future time on specified terms. The funds may write (sell) and purchase put and call swaptions. A swap forward is an agreement to enter into a swap agreement at some point in the future, usually in 3 to 6 months.

One example of the use of swaps by the funds is to manage the interest rate sensitivity of the funds. The funds might receive or pay a fixed-rate interest rate of a particular maturity and pay or receive a floating rate in order to increase or decrease the duration of the funds. Or, the funds may buy or sell swaptions to effect the same result. The funds may also replicate a security by selling it, placing the proceeds in cash deposits, and receiving a fixed rate in the swap market.

Another example is the use of credit default swaps to buy or sell credit protection. A credit default swap is a contract that enables an investor to buy or sell protection against a predetermined issuer credit event. The seller of a credit default swap may enhance income by guaranteeing the creditworthiness of the debt issuer and the buyer is provided with protection against credit risks of the issuer. Market supply and demand factors may cause distortions between the cash securities market and the default swap market.

Most swap agreements entered into by the funds would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the funds’ current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The funds’ current obligations under a net swap agreement will be accrued daily (offset against any amounts owed to the funds) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by assets determined to be liquid by T. Rowe Price.

The use of swap agreements by the funds entails certain risks. Interest rate and currency swaps could result in losses if interest rate or currency changes are not correctly anticipated by the funds. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated by the funds. Credit default swaps could result in losses if the funds do not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

The funds will generally incur a greater degree of risk when it writes a swaption than when it purchases a swaption. When the funds purchase a swaption it risks losing only the amount of the premium they have paid should they decide to let the option expire unexercised. However, when the funds write a swaption they will become obligated, upon exercise of the option, according to the terms of the underlying agreement.

Because swaps are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the funds’ ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

There are other types of securities that are or may become available that are similar to the foregoing, and the funds may invest in these securities.

PORTFOLIO MANAGEMENT PRACTICES

Lending of Portfolio Securities

Securities loans may be made by the funds to broker-dealers, institutional investors, or other persons pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent, marked to market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit, or such other collateral as may be permitted under the funds’ investment program. The collateral, in turn, is invested in short-term securities, including shares of a T. Rowe Price internal money fund or short-term bond fund. While the securities are being lent, the funds making the loan will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as a portion of the interest on the investment of the collateral. Normally, the funds employ an agent to implement their securities lending program and the agent receives a fee from the funds for its services. The funds have a right to call each loan and obtain the securities within such period of time that coincides with the normal settlement period for purchases and sales of such securities in the respective markets. The funds will not have the right to vote on securities while they are being lent, but they may call a loan in anticipation of any important vote, when practical. The risks in lending portfolio securities, as with other extensions of secured credit, consist of a possible default by the borrower, delay in receiving additional collateral or in the recovery of the securities, or possible loss of rights in the collateral, should the borrower fail financially. Loans will be made only if, in the judgment of T. Rowe Price, the consideration to be earned from such loans would justify the risk. Additionally, the funds bear the risk that the reinvestment of collateral will result in a principal loss. Finally, there is also the risk that the price of the securities will increase while they are on loan and the collateral will not adequately cover their value.

Borrowing and Lending

The Price Funds are parties to an interfund lending exemptive order received from the SEC on December 8, 1998, amended on November 23, 1999, that permits them to borrow money from and/or lend money to other funds in the T. Rowe Price complex. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The program is subject to the oversight and periodic review of the Boards of the Price Funds.

In addition, the Floating Rate Fund, Floating Rate Multi-Sector Account Portfolio, Global Allocation Fund, and Institutional Floating Rate Fund have entered into a committed line of credit facility administered by JPMorgan Chase Bank, N.A. (“JPMorgan”), with JP Morgan, Bank of New York Mellon, and State Street Bank and Trust Company as lenders pursuant to which the funds may borrow up to $300 million in order to provide them with temporary liquidity on a first-come, first-served basis. Interest is charged to the borrowing fund at a rate equal to the Federal Funds rate plus the sum of (a) 1.00% per annum plus (b) if the LIBOR Reference Rate exceeds the Federal Funds Rate, the amount of such excess. A commitment fee, equal to 0.08% per year of the average daily undrawn commitment, is allocated to the participating funds based on each fund’s relative net assets. Loans are generally unsecured; however, the fund must collateralize any borrowings under the facility on an equivalent basis if it has other collateralized borrowings.

Repurchase Agreements

The funds may enter into a repurchase agreement through which an investor (such as the funds) purchases securities (known as the “underlying security”) from well-established securities dealers or banks that are members of the Federal Reserve System. Any such dealer or bank will be on T. Rowe Price’s approved list. At that time, the bank or securities dealer agrees to repurchase the underlying security at the same price, plus specified interest. Repurchase agreements are generally for a short period of time, often less than a week. Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities. The funds will enter into repurchase agreements only where (1) the underlying securities are of the type (excluding maturity limitations) which the funds’ investment guidelines would allow them to purchase directly, (2) the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement, and (3) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the funds could experience both delays in liquidating the underlying security and losses, including: (a) possible decline in the value of the underlying security during the period while the funds seek to enforce their rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing their rights.

Reverse Repurchase Agreements

Although the funds have no current intention of engaging in reverse repurchase agreements, they reserve the right to do so. Reverse repurchase agreements are ordinary repurchase agreements in which a fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of the securities because it avoids certain market risks and transaction costs. A reverse repurchase agreement may be viewed as a type of borrowing by the funds, subject to Investment Restriction (1). (See “Investment Restrictions.”)

Cash Reserves

The funds may invest their cash reserves primarily in one or more money market funds or short-term bond funds established for the exclusive use of the T. Rowe Price family of mutual funds and other clients of T. Rowe Price. Currently, two such money market funds are in operation and used for cash reserves management: the TRP Government Reserve Investment Fund and TRP Reserve Investment Fund. In addition, two such short-term bond funds may be used for cash reserves management: the T. Rowe Price Short-Term Government Reserve Fund and T. Rowe Price Short-Term Reserve Fund. Each of the four funds is a series of the T. Rowe Price Reserve Investment Funds, Inc. These funds were created and operate under an exemptive order issued by the SEC. Additional money market funds or short-term bonds may be created in the future.

TRP Government Reserve Investment Fund and TRP Reserve Investment Fund comply with the requirements of Rule 2a-7 under the 1940 Act governing money market funds. T. Rowe Price Short-Term Government Reserve Fund and T. Rowe Price Short-Term Reserve Fund generally comply with the risk-limiting conditions of Rule 2a-7, although they are not regulated under Rule 2a-7 and do not use amortized cost in an effort to maintain a stable $1.00 share price. TRP Government Reserve Investment Fund and T. Rowe Price Short-Term Government Reserve Fund invest primarily in a portfolio of U.S. government-backed securities, primarily U.S. Treasury securities and repurchase agreements thereon.

The TRP Reserve Funds provide an efficient means of managing the cash reserves of the T. Rowe Price funds. While none of the TRP Reserve Funds pays an advisory fee to T. Rowe Price, each will incur other expenses. However, the TRP Reserve Funds are expected by T. Rowe Price to operate at very low expense ratios. The Price Funds will only invest in the TRP Reserve Funds to the extent consistent with their investment objectives and programs.

None of the funds is insured or guaranteed by the FDIC or any other government agency. Although the TRP Government Reserve Investment Fund and TRP Reserve Investment Fund seek to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in them.

Credit Opportunities, Floating Rate, High Yield, Institutional Credit Opportunities, Institutional Floating Rate, and Institutional High Yield Funds

Short Sales

The funds may make short sales for hedging purposes to protect them against companies whose credit is deteriorating. Short sales are transactions in which the funds sell a security they do not own in anticipation of a decline in the market value of that security. The funds’ short sales would be limited to situations where the funds own a debt security of a company and would sell short the common or preferred stock or another debt security at a different level of the capital structure of the same company. No securities will be sold short if, after the effect is given to any such short sale, the total market value of all securities sold short would exceed 2% of the value of the funds’ net assets.

To complete a short-sale transaction, the funds must borrow the security to make delivery to the buyer. The funds then are obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the fund. Until the security is replaced, the funds are required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the funds also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the funds replace a borrowed security in connection with a short sale, the funds will: (a) maintain daily a segregated account, containing cash, U.S. government securities, or other suitable cover as permitted by the SEC, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short; or (b) otherwise cover its short position.

The funds will incur a loss as a result of the short sale if the price of the security sold short increases between the date of the short sale and the date on which the funds replace the borrowed security. The funds will realize a gain if the security sold short declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends, or interest the funds may be required to pay in connection with a short sale. Any gain or loss on the security sold short would be separate from a gain or loss on the funds’ security being hedged by the short sale.

The Taxpayer Relief Act of 1997 requires a mutual fund to recognize gain upon entering into a constructive sale of stock, a partnership interest, or certain debt positions occurring after June 8, 1997. A constructive sale is deemed to occur if the funds enter into a short sale, an offsetting notional principal contract, or a futures or forward contract which is substantially identical to the appreciated position. Some of the transactions in which the funds are permitted to invest may cause certain appreciated positions in securities held by the funds to qualify as a “constructive sale,” in which case it would be treated as sold and the resulting gain subjected to tax or, in the case of a mutual fund, distributed to shareholders. If this were to occur, a fund would be required to distribute such gains even though it would receive no cash until the later sale of the security. Such distributions could reduce the amount of cash available for investment by the funds. Because these rules do not apply to “straight” debt transactions, it is not anticipated that they will have a significant impact on the funds; however, the effect cannot be determined until the issuance of clarifying regulations.

INVESTMENT RESTRICTIONS

Fundamental policies may not be changed without the approval of the lesser of (1) 67% of the funds’ shares present at a meeting of shareholders if the holders of more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of the funds’ outstanding shares. Other restrictions in the form of operating policies are subject to change by the funds’ Boards without shareholder approval. Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowings by, the funds. With the exception of the diversification test required by the Code, calculation of the funds’ total assets for compliance with any of the following fundamental or operating policies or any other investment restrictions set forth in the funds’ prospectuses or SAI will not include collateral held in connection with securities lending activities. For purposes of the tax diversification test, calculation of the funds’ total assets will include investments made with cash received by the funds as collateral for securities loaned. The diversification test required by the Code is set forth in the prospectuses of the funds referred to by name in restrictions (8) and (9) below.

Fundamental Policies

As a matter of fundamental policy, the funds may not:

(1) (a) Borrowing (All funds except Spectrum Funds) Borrow money, except that the funds may (i) borrow for non-leveraging, temporary, or emergency purposes; and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve a borrowing, in a manner consistent with the funds’ investment objectives and programs, provided that the combination of (i) and (ii) shall not exceed 33⅓% of the value of the funds’ total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law. The funds may borrow from banks, other Price Funds, or other persons to the extent permitted by applicable law;

 (b) Borrowing (Spectrum Funds) Borrow money, except the funds may borrow from banks or other Price Funds as a temporary measure for extraordinary or emergency purposes, and then only in amounts not exceeding 30% of total assets valued at market. The funds will not borrow in order to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely disposition of portfolio securities. Interest paid on any such borrowings will reduce net investment income;

(2) (a) Commodities (All Funds except Money Funds, Dividend Growth, Diversified Small-Cap Growth, Institutional High Yield, Institutional Large Cap-Growth, Institutional Large-Cap Value, Institutional Mid-Cap Equity Growth, Institutional Small-Cap Stock, New America Growth, Short-Term Government Reserve, and Short-Term Reserve Funds, and Emerging Markets Local Multi-Sector Account Portfolio) Purchase or sell commodities, except to the extent permitted by applicable law;

 (b) Commodities (Dividend Growth, Diversified Small-Cap Growth, Institutional High Yield, Institutional Large Cap-Growth, Institutional Large-Cap Value, Institutional Mid-Cap Equity Growth, Institutional Small-Cap Stock, and New America Growth Funds, and Emerging Markets Local Multi-Sector Account Portfolio) Purchase or sell physical commodities, except that the funds may enter into futures contracts and options thereon;

 (c) Commodities (Money Funds, Short-Term Government Reserve, and Short-Term Reserve Funds) Purchase or sell commodities;

(3) Equity Securities (Summit Municipal Money Market Fund) Purchase equity securities or securities convertible into equity securities;

(4) (a) Industry Concentration (All funds except Equity Index 500, Extended Equity Market Index, Health Sciences, International Equity Index, Financial Services, Global Infrastructure, Global Real Estate, Prime Reserve, Real Estate, TRP Reserve, Retirement, Spectrum, Summit Cash Reserves, Total Equity Market Index, and U.S. Bond Enhanced Index Funds) Purchase the securities of any issuer if, as a result, more than 25% of the value of the funds’ total assets would be invested in the securities of issuers having their principal business activities in the same industry;

 (b) Industry Concentration (Financial Services, Global Infrastructure, Global Real Estate, Health Sciences, and Real Estate Funds) Purchase the securities of any issuer if, as a result, more than 25% of the value of the funds’ total assets would be invested in the securities of issuers having their principal business activities in the same industry, provided, however, that (i) the Health Sciences Fund will invest more than 25% of its total assets in the health sciences industry as defined in the fund’s prospectus; (ii) the Financial Services Fund will invest more than 25% of its total assets in the financial services industry as defined in the fund’s prospectus; (iii) the Global Infrastructure Fund will invest more than 25% of its total assets in the infrastructure industry as defined in the fund’s prospectus; and (iv) the Global Real Estate and Real Estate Funds will invest more than 25% of their total assets in the real estate industry as defined in the funds’ prospectuses;

 (c) Industry Concentration (Equity Index 500, Extended Equity Market Index, International Equity Index, Total Equity Market Index, and U.S. Bond Enhanced Index Funds) Purchase the securities of any issuer if, as a result, more than 25% of the value of the fund’s total assets would be invested in the securities of issuers having their principal business activities in the same industry, except that the fund will invest more than 25% of the value of its total assets in issuers having their principal business activities in the same industry to the extent necessary to replicate the index that the fund uses as its benchmark as set forth in its prospectus;

 (d) Industry Concentration (Prime Reserve, TRP Reserve, and Summit Cash Reserves Funds) Purchase the securities of any issuer if, as a result, more than 25% of the value of the funds’ total assets would be invested in the securities of issuers having their principal business activities in the same industry, provided, however, that this limitation does not apply to securities of the banking industry including, but not limited to, certificates of deposit and banker’s acceptances;

 (e) Concentration (Retirement and Spectrum Funds) Concentrate in any industry, except that the funds will concentrate (invest more than 25% of total assets) in the mutual fund industry;

(5) (a) Loans (All funds except Retirement and Spectrum Funds) Make loans, although the funds may (i) lend portfolio securities and participate in an interfund lending program with other Price Funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33⅓% of the value of the funds’ total assets; (ii) purchase money market securities and enter into repurchase agreements; and (iii) acquire publicly distributed or privately placed debt securities and purchase debt;

 (b) Loans (Retirement and Spectrum Funds) Make loans, although the funds may purchase money market securities and enter into repurchase agreements;

(6) Margin (Spectrum Funds) Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities;

(7) Mortgaging (Spectrum Funds) Mortgage, pledge, hypothecate, or, in any manner, transfer any security owned by the funds as security for indebtedness, except as may be necessary in connection with permissible borrowings, in which event such mortgaging, pledging, or hypothecating may not exceed 30% of the funds’ total assets, valued at market;

(8) Percent Limit on Assets Invested in Any One Issuer (All funds except Africa & Middle East, Emerging Europe, Emerging Markets Bond, Emerging Markets Corporate Multi-Sector Account Portfolio, Emerging Markets Local Currency Bond, Emerging Markets Local Multi-Sector Account Portfolio, Global Real Estate, Institutional Africa & Middle East, Institutional Concentrated International Equity, Institutional Emerging Markets Bond, Institutional International Bond, Institutional Large-Cap Growth, International Bond, Latin America, New Asia, RDFs, and Spectrum Funds, and the State Tax-Free Income Trust) Purchase a security if, as a result, with respect to 75% of the value of the funds’ total assets, more than 5% of the value of the funds’ total assets would be invested in the securities of a single issuer, except for cash, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities and securities of other investment companies;

(9) Percent Limit on Share Ownership of Any One Issuer (All funds except Africa & Middle East, Emerging Europe, Emerging Markets Bond, Emerging Markets Corporate Multi-Sector Account Portfolio, Emerging Markets Local Currency Bond, Emerging Markets Local Multi-Sector Account Portfolio, Global Real Estate, Institutional Africa & Middle East, Institutional Concentrated International Equity, Institutional Emerging Markets Bond, Institutional International Bond, Institutional Large-Cap Growth, International Bond, Latin America, New Asia, RDFs, and Spectrum Funds, and the State Tax-Free Income Trust) Purchase a security if, as a result, with respect to 75% of the value of the funds’ total assets, more than 10% of the outstanding voting securities of any issuer would be held by the funds (other than obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities);

(10) (a) Real Estate (All funds except Retirement and Spectrum Funds) Purchase or sell real estate, including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the funds from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

 (b) Real Estate (Retirement and Spectrum Funds) Purchase or sell real estate, including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (although the funds may purchase money market securities secured by real estate or interests therein, or issued by companies or investment trusts which invest in real estate or interests therein);

(11) (a) Senior Securities (All funds except Spectrum Funds) Issue senior securities except in compliance with the 1940 Act;

 (b) Senior Securities (Spectrum Funds) Issue senior securities;

(12) Short Sales (Spectrum Funds) Effect short sales of securities;

(13) Taxable Securities (California Tax-Free Income Trust, State Tax-Free Income Trust, and Tax-Free Funds) During periods of normal market conditions, purchase any security if, as a result, less than 80% of the funds’ income would be exempt from federal and, if applicable, any state, city, or local income tax. Normally, the funds will not purchase a security if, as a result, more than 20% of the funds’ income would be subject to the AMT; or

(14) Underwriting Underwrite securities issued by other persons, except to the extent that the funds may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing their investment programs.

NOTES

 The following Notes should be read in connection with the above-described fundamental policies. The Notes are not fundamental policies.

 Money Funds With respect to investment restriction (1), the funds have no current intention of engaging in any borrowing transactions.

 All funds except Money Funds, Dividend Growth, Diversified Small-Cap Growth, Institutional High Yield, Institutional Large Cap-Growth, Institutional Large-Cap Value, Institutional Mid-Cap Equity Growth, Institutional Small-Cap Stock, New America Growth, Short-Term Government Reserve, and Short-Term Reserve Funds, and Emerging Markets Local Multi-Sector Account Portfolio With respect to investment restriction (2), the funds may not directly purchase or sell commodities that require physical storage unless acquired as a result of ownership of securities or other instruments but the funds may invest in any derivatives and other financial instruments that involve commodities or represent interests in commodities to the extent permitted by the Investment Company Act of 1940 or other applicable law.

 Dividend Growth, Diversified Small-Cap Growth, Institutional High Yield, Institutional Large Cap-Growth, Institutional Large-Cap Value, Institutional Mid-Cap Equity Growth, Institutional Small-Cap Stock, and New America Growth Funds, and Emerging Markets Local Multi-Sector Account Portfolio

With respect to investment restriction (2), the funds do not consider currency contracts or hybrid investments to be commodities.

 All funds except Retirement and Spectrum Funds For purposes of investment restriction (4):

• U.S., state, or local governments, or related agencies or instrumentalities, are not considered an industry.

• For the International Equity Funds (except for the Japan Fund), Tax-Efficient Equity, and Equity Funds except Financial Services, Global Industrials, Global Infrastructure, Global Technology, Media & Telecommunications, New Era, Real Assets, and Science & Technology Funds, industries are determined by reference to the classifications of industries and sub-industries set forth in the Morgan Stanley Capital International/Standard & Poor’s (MSCI/S&P) Global Industry Classification Standard. For the Japan Fund, industries are determined by reference to the industries and sub-industries set forth by the Tokyo Stock Price Index (TOPIX) industry structure. For Financial Services, Global Industrials, Global Infrastructure, Global Technology, Media & Telecommunications, New Era, Real Assets, and Science & Technology Funds, industries are determined by reference to industry classifications set forth in their semiannual and annual reports. For the Corporate Income, Inflation Focused Bond, Inflation Protected Bond, Institutional Core Plus, Institutional Global Multi-Sector Bond, Institutional Long Duration Credit, Investment-Grade Corporate Multi-Sector Account Portfolio, New Income, Short-Term Bond, Strategic Income, and U.S. Bond Enhanced Index Funds, and the fixed-income investments of the Balanced, Global Allocation, and Personal Strategy Funds, industries are determined by reference to the classifications of industries and sub-industries set forth in the Barclays Capital Global Aggregate Bond Index. However, for the Corporate Income Fund, Institutional Long Duration Credit Fund, and Investment-Grade Corporate Multi-Sector Account Portfolio, an issuer that is classified by Barclays Capital as a banking company, but which has its principal business activities in a different industry, will be considered to belong to the industry in which it has its principal business activities. For the Credit Opportunities, Emerging Markets Bond, Emerging Markets Corporate Multi-Sector Account Portfolio, Emerging Markets Corporate Bond, Emerging Markets Local Currency Bond, Emerging Markets Local Multi-Sector Account Portfolio, Floating Rate, Floating Rate Multi-Sector Account Portfolio, GNMA, High Yield, High Yield Multi-Sector Account Portfolio, Institutional Credit Opportunities, Institutional Emerging Markets Bond, Institutional Floating Rate, Institutional High Yield, Institutional International Bond, International Bond, Mortgage-Backed Securities Multi-Sector Account Portfolio, Prime Reserve, TRP Reserve, Summit Income, U.S. Treasury, and Ultra Short-Term Bond Funds, industries are determined by reference to industry classifications set forth in their semiannual and annual reports. Annual changes by MSCI/S&P, TOPIX, or Barclays Capital to their classifications will be implemented within 30 days after the effective date of the change. The Africa & Middle East Fund, Institutional Africa & Middle East Fund, and Latin America Fund consider telecommunications and banking companies of a single country to be separate industries from telecommunications and banking companies of any other country. It is the position of the staff of the SEC that foreign governments are industries for purposes of this restriction. For as long as this staff position is in effect, the International Bond Funds will not invest more than 25% of total assets in the securities of any single foreign governmental issuer. For purposes of this restriction, governmental entities are considered separate issuers.

 All funds except Summit Income and U.S. Bond Enhanced Index Funds For purposes of investment restriction (5), the funds will consider the acquisition of a debt security to include the execution of a note or other evidence of an extension of credit with a term of more than nine months.

 All funds except Spectrum Funds For purposes of investment restrictions (8) and (9), the funds will treat bonds which are refunded with escrowed U.S. government securities as U.S. government securities.

 Taxable Bond and Money Funds For purposes of investment restrictions (8) and (9), the funds will consider a repurchase agreement fully collateralized with U.S. government securities to be U.S. government securities.

 With respect to investment restriction (11), under the 1940 Act, an open-end investment company can borrow money from a bank provided that immediately after such borrowing there is asset coverage of at least 300% for all borrowings. If the asset coverage falls below 300%, the company must, within three business days, reduce the amount of its borrowings to satisfy the 300% requirement.

 For purposes of investment restriction (13), the funds measure the amount of their income from taxable securities, including AMT securities, over the course of the funds’ taxable year.

Operating Policies

As a matter of operating policy, the funds may not:

(1) Borrowing (All funds except Global Allocation Fund) Purchase additional securities when money borrowed exceeds 5% of total assets;

(2) Control of Portfolio Companies Invest in companies for the purpose of exercising management or control;

(3) Equity Securities (California Tax-Free Income Trust, State Tax-Free Income Trust, and Tax-Free Funds) Purchase any equity security or security convertible into an equity security, provided that the funds (other than the Money Funds) may invest up to 10% of total assets in equity securities, which pay tax-exempt dividends and which are otherwise consistent with the funds’ investment objectives and, further provided, that Money Funds may invest up to 10% of total assets in equity securities of other tax-free open-end money market funds;

(4) Forward Currency Contracts (Retirement and Spectrum Funds) Purchase forward currency contracts, although the funds reserve the right to do so in the future;

(5) (a) Futures Contracts (All funds except Money Funds and Retirement and Spectrum Funds) Purchase a futures contract or an option thereon if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such options would exceed 5% of the funds’ net asset value;

 (b) Futures (Retirement and Spectrum International Funds) Purchase futures, although the funds reserve the right to do so in the future;

 (c) Futures (Spectrum Growth and Spectrum Income Funds) Invest in futures;

(6) Illiquid Securities Purchase illiquid securities if, as a result, more than 15% of net assets (10% of net assets for Spectrum Funds and 5% of total assets for Money Funds) would be invested in such securities;

(7) Investment Companies (All funds except Retirement and Spectrum Funds) Purchase securities of open-end or closed-end investment companies except (i) securities of the TRP Reserve Funds (provided that the investing fund does not invest more than 25% of its net assets in such funds); (ii) securities of T. Rowe Price institutional funds; (iii) in the case of the Money Funds, only securities of other money market funds; or (iv) otherwise consistent with the 1940 Act;

(8) Margin (All funds except Spectrum Funds) Purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities and (ii) they may make margin deposits in connection with futures contracts or other permissible investments;

(9) Mortgaging (All funds except Spectrum Funds) Mortgage, pledge, hypothecate, or, in any manner, transfer any security owned by the funds as security for indebtedness, except as may be necessary in connection with permissible borrowings or investments, and then such mortgaging, pledging, or hypothecating may not exceed 33⅓% of the funds’ total assets at the time of borrowing or investment;

(10) Oil and Gas Programs Purchase participations or other direct interests in or enter into leases with respect to oil, gas, or other mineral exploration or development programs if, as a result thereof, more than 5% of the value of the total assets of the funds would be invested in such programs;

(11) (a) Options, etc. (All funds except Retirement and Spectrum Funds) Invest in options in excess of the limits set forth in the funds’ prospectuses and this SAI;

 (b) Options (Retirement Funds) Invest in options although the funds reserve the right to do so in the future;

 (c) Options (Spectrum Funds) Invest in options;

(12) (a) Short Sales (All funds except Credit Opportunities, Floating Rate, High Yield, Institutional Credit Opportunities, Institutional Floating Rate, and Institutional High Yield Funds) Effect short sales of securities;

 (b) Short Sales (Credit Opportunities, Floating Rate, High Yield, Institutional Credit Opportunities, Institutional Floating Rate, and Institutional High Yield Funds) Effect short sales of securities, other than as set forth in the funds’ prospectuses and SAI;

(13) Warrants Invest in warrants if, as a result, more than 10% of the value of the fund’s net assets would be invested in warrants, provided that, the Money, Retirement, Spectrum, State Tax-Free, Tax-Free, and Summit Municipal Funds will not invest in warrants; and

(14) Commodities (Real Assets Fund) Purchase or sell physical commodities, except that the fund reserves the right to do so in the future.

NOTES

The following Notes should be read in connection with the above-described operating policies. The Notes are not operating policies.

For purposes of investment restriction (8), margin purchases are not considered borrowings and effecting a short sale will be deemed to not constitute a margin purchase. If a fund is subject to an 80% name test as set forth in its prospectus, the 80% investment policy will be based on the fund’s net assets plus any borrowings for investment purposes. For purposes of determining whether a fund invests at least 80% of its net assets in a particular country or geographic region, the funds use the country assigned to an equity security by MSCI Barra or another unaffiliated third-party data provider, and the funds use the country assigned to a fixed income security by Bloomberg or another unaffiliated third-party data provider. The funds generally follow this same process with respect to the remaining 20% of assets but may occasionally make an exception after assessing various factors relating to a company.

A 30% withholding tax will be imposed on any dividends and redemption proceeds that are paid after December 31, 2012, to: (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders; and (ii) certain other foreign entities unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to enter into agreements with the IRS stipulating that they will provide the IRS with certain information (including name, address and taxpayer identification number) for direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts maintained, and agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information. Other foreign entities will need to provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply.

Blue Chip Growth, Capital Opportunity, Diversified Small-Cap Growth, Financial Services, Global Technology, Health Sciences, High Yield, Institutional High Yield, Media & Telecommunications, Mid-Cap Value, Personal Strategy, Real Estate, Summit Income, Summit Municipal, U.S. Bond Enhanced Index, and Value Funds

Notwithstanding anything in the previously listed fundamental and operating restrictions to the contrary, the funds listed above may invest all of their assets in a single investment company or a series thereof in connection with a “master-feeder” arrangement. Such an investment would be made where the funds (a “Feeder”), and one or more other funds with the same investment objective and program as the funds, sought to accomplish their investment objectives and programs by investing all of their assets in the shares of another investment company (the “Master”). The Master would, in turn, have the same investment objective and program as the funds. The funds would invest in this manner in an effort to achieve the economies of scale associated with having a Master fund make investments in portfolio companies on behalf of a number of Feeder funds.

Foreign Investments

In addition to the restrictions previously described, some foreign countries limit, or prohibit, all direct foreign investment in the securities of their companies. However, P-notes may sometimes be used to gain access to these markets. In addition, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities. For tax purposes, these funds may be known as Passive Foreign Investment Companies. The funds are subject to certain percentage limitations under the 1940 Act relating to the purchase of securities of investment companies, and may be subject to the limitation that no more than 10% of the value of the fund’s total assets may be invested in such securities.

Retirement and Spectrum Funds

There is no limit on the amount the RDFs, and TRFs, and Spectrum Funds may own of the total outstanding voting securities of other Price Funds. The funds, in accordance with their prospectuses, may invest more than 5% of their total assets in any one or more of the Price Funds. The funds may invest more than 10% of their total assets, collectively, in registered investment companies within the T. Rowe Price family of funds.

CUSTODIAN

State Street Bank and Trust Company is the custodian for the funds’ U.S. securities and cash, but it does not participate in the funds’ investment decisions. Portfolio securities purchased in the U.S. are maintained in the custody of the bank and may be entered into the Federal Reserve Book Entry System, or the security depository system of the Depository Trust Corporation, or any central depository system allowed by federal law. In addition, funds investing in municipal securities are authorized to maintain certain of their securities, in particular, variable rate demand notes, in uncertificated form, in the proprietary deposit systems of various dealers in municipal securities. State Street Bank’s main office is at 225 Franklin Street, Boston, Massachusetts 02110. State Street Bank maintains shares of the Retirement and Spectrum Funds in the book entry system of the funds’ transfer agent, T. Rowe Price Services, Inc.

All funds that can invest in foreign securities have entered into a Custodian Agreement with JPMorgan Chase Bank, London, pursuant to which portfolio securities which are purchased outside the United States are maintained in the custody of various foreign branches of JPMorgan Chase Bank and such other custodians, including foreign banks and foreign securities depositories as are approved in accordance with regulations under the 1940 Act. The address for JPMorgan Chase Bank, London is Woolgate House, Coleman Street, London, EC2P 2HD, England.

CODE OF ETHICS

The funds, their investment adviser and investment sub-adviser, if applicable, (T. Rowe Price, T. Rowe Price International, Price Hong Kong, or Price Singapore), and their principal underwriter (T. Rowe Price Investment Services) have a written Code of Ethics and Conduct which requires persons with access to investment information (“Access Persons”) to obtain prior clearance before engaging in most personal securities transactions. Transactions must be executed within three business days of their clearance. In addition, all Access Persons must report their personal securities transactions within 30 days after the end of the calendar quarter. Aside from certain limited transactions involving securities in certain issuers with high trading volumes, Access Persons are typically not permitted to effect transactions in a security if: there are pending client orders in the security; the security has been purchased or sold by a client within seven calendar days; the security is being considered for purchase for a client; a change has occurred in T. Rowe Price’s rating of the security within seven calendar days prior to the date of the proposed transaction; or the security is subject to internal trading restrictions. In addition, Access Persons are prohibited from profiting from short-term trading (e.g., purchases and sales involving the same security within 60 days). Any person becoming an Access Person must file a statement of personal securities holdings within 10 days of this date. All Access Persons are required to file an annual statement with respect to their personal securities holdings. Any material violation of the Code of Ethics is reported to the Boards of the funds. The Boards also review the administration of the Code of Ethics on an annual basis.

DISCLOSURE OF FUND PORTFOLIO INFORMATION

Each fund’s portfolio holdings are disclosed on a regular basis in its semiannual and annual reports to shareholders as well as Form N-Q which is filed with the SEC within 60 days of a fund’s first and third fiscal quarter-end. In addition, the funds’ Boards have adopted policies and procedures with respect to the disclosure of the funds’ portfolio securities and the disclosure of portfolio commentary and statistical information about the funds’ portfolios and their securities. The policy on the general manner in which the funds’ portfolio securities are disclosed is set forth in the funds’ prospectuses. In addition, portfolio holdings with respect to periods prior to the most recent quarter-end may be disclosed upon request, subject to the sole discretion of T. Rowe Price.

This SAI sets forth details of the funds’ policy on portfolio holdings disclosure as well as the funds’ policy on disclosing information about the funds’ portfolios. In adopting the policies, the Boards of the funds took into account the views of the equity, fixed income and/or international steering committees of the funds’ investment advisers on what information should be disclosed and when and to whom it should be disclosed. The steering committees have oversight responsibilities for managing the T. Rowe Price funds. Each steering committee is comprised of senior investment management personnel of T. Rowe Price, T. Rowe Price International, Price Hong Kong, and/or Price Singapore. Each committee as a whole determines the funds’ policy on the disclosure of portfolio holdings and related information. The funds’ Boards believe the policies they have adopted are in the best interests of the funds and that they strike an appropriate balance between the desire of some persons for information about the funds’ portfolios and the need to protect the funds from potentially harmful disclosures.

From time to time, officers of the funds, the funds’ investment adviser (and investment sub-adviser, if applicable) or the funds’ distributor (collectively “TRP”) may express their views orally or in writing on one or more of the funds’ portfolio securities or may state that the funds have recently purchased or sold one or more securities. Such views and statements may be made to members of the press, shareholders in the funds, persons considering investing in the funds or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers and rating and ranking organizations such as Lipper Inc. and Morningstar, Inc. The nature and content of the views and statements provided to each of these persons may differ. The securities subject to these views and statements may be ones that were purchased or sold since the funds’ most recent quarter-end and therefore may not be reflected on the list of the funds’ most recent quarter-end portfolio holdings disclosed on the website.

Additionally, TRP may provide oral or written information (“portfolio commentary”) about the funds, including, but not limited to, how the funds’ investments are divided among various sectors, industries, countries, value and growth stocks, small-, mid-, and large-cap stocks, and among stocks, bonds, currencies, and cash, types of bonds, bond maturities, bond coupons, and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to fund performance. TRP may also provide oral or written information (“statistical information”) about various financial characteristics of the funds or their underlying portfolio securities including, but not limited to, alpha, beta, R-squared, duration, maturity, information ratio, Sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. This portfolio commentary and statistical information about the funds may be based on the funds’ most recent quarter-end portfolio or on some other interim period such as month-end. The portfolio commentary and statistical information may be provided to members of the press, shareholders in the funds, persons considering investing in the funds or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers and rating and ranking organizations. The content and nature of the information provided to each of these persons may differ.

None of the persons described above will receive any of the information described above if, in the sole judgment of TRP, the information could be used in a manner that would be harmful to the funds. The T. Rowe Price Code of Ethics contains a provision to this effect.

TRP also discloses portfolio holdings in connection with the day-to-day operations and management of the funds. Full portfolio holdings are disclosed to the funds’ custodians and auditors. Portfolio holdings are disclosed to the funds’ pricing service vendors and other persons who provide systems or software support in connection with fund operations, including accounting, compliance support, and pricing. Portfolio holdings may also be disclosed to persons assisting the funds in the voting of proxies. In connection with managing the funds, the funds’ investment advisers and investment sub-advisers may use analytical systems provided by third parties who may have access to the funds’ portfolio holdings. In all of these situations, the funds or TRP have entered into an agreement with the outside party under which the party undertakes to maintain the funds’ portfolio holdings on a confidential basis and to refrain from trading on the basis of the information. TRP relies on these non-disclosure agreements in determining that such disclosures are not harmful to the funds. The names of these persons and the services they provide are set forth in the following table under “Fund Service Providers.” The policies and procedures adopted by the funds’ Boards require that any additions to the list of “Fund Service Providers” be approved by specified officers at TRP.

In certain limited situations, the funds may provide portfolio holdings to an institutional client (or its custodian or other agent) when the client is effecting a redemption in-kind from one of the Price Funds and T. Rowe Price believes that such disclosure will not be harmful to the fund. In these situations, T. Rowe Price makes it clear through non-disclosure agreements or other means that the recipient must ensure that the confidential information is used only as necessary to effect the redemption-in-kind, and that the recipient will not trade on the information and will maintain the information in a manner designed to protect against unauthorized access or misuse.

Additionally, when purchasing and selling its securities through broker-dealers, requesting bids on securities, obtaining price quotations on securities as well as in connection with litigation involving the funds’ portfolio securities, the funds may disclose one or more of their securities. The funds have not entered into formal non-disclosure agreements in connection with these situations; however, the funds would not continue to conduct business with a person who TRP believed was misusing the disclosed information.

Fund Service Providers

Service Provider	Service
Algorithmics	Systems Vendor

Barclays	Fixed Income Analytics

Bloomberg	Pricing and Data Vendor
Broadridge	Printing and Mailing Vendor
Broadridge Systems	Systems Vendor
SAP	Systems Vendor
Charles River	Systems Vendor
Citigroup	Fixed Income Analytics
COR-FS Ltd.	Systems Vendor
DG3	Typesetting Vendor
DST Global Solutions	Systems Vendor
DST Brokerage Solutions	Systems Vendor
DTC LoanSERV	Bank Debt Reconciliation Vendor
Eagle	Systems Vendor
FactSet	Systems Vendor
Finix Business Strategies	Consultant
Interactive Data	Pricing and Systems Vendor
Investor Tools, Inc.	Fixed Income Analytics
ITG, Inc.	Pricing and Systems Vendor
JPMorgan Chase	Custodian and Securities Lending Agent
JW Boarman	Printing Vendor
Lend Amend	Bank Debt Amendment Data Provider and Service
Markit WSO Corporation	Pricing and Systems Vendor
McArdle Printing Company	Printing and Mailing Vendor
Omgeo LLC	Systems Vendor
Portware, LLC	Systems Vendor
PricewaterhouseCoopers LLP	Independent Registered Public Accounting Firm
ISS	Proxy and Systems Vendor
RR Donnelley	Systems, Printing, and Mailing Vendor
Serena	Systems Vendor
SmartStream Technologies	Systems Vendor
Standard & Poor’s	Pricing Vendor
State Street Bank	Custodian and Securities Lending Agent
Sybase Inc.	Systems Vendor
Thomson Reuters	Pricing Vendor
TriOptima	Derivatives Reconciliation Systems Vendor
WCI Consulting	Systems Vendor
Wilshire	Systems Vendor

PRICING OF SECURITIES

All Price Funds (except Money Funds and Fund-of-Funds)

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued using prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities, or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Purchased and written listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices. Exchange-traded options on futures contracts are valued at the closing settlement prices. Foreign currency forward contracts are valued using the prevailing forward exchange rate. Financial futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by independent swap dealers or by an independent pricing service.

Price Funds Investing in Foreign Securities

Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

Trading in the portfolio securities of the funds may take place in various foreign markets on certain days (such as Saturday) when the funds are not open for business and do not calculate their net asset value. As a result, net asset values may be significantly affected by trading on days when shareholders cannot make transactions. In addition, trading in the funds’ portfolio securities may not occur on days when the funds are open.

If a fund determines that developments between the close of a foreign market and the close of the NYSE, normally 4 p.m. ET, will, in its judgment, materially affect the value of some or all of its portfolio securities, that fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. The fund uses outside pricing services to provide it with quoted prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Money Funds

Securities are currently valued at amortized cost in accordance with Rule 2a-7 under the 1940 Act. However, proposed amendments to Rule 2a-7, if adopted, could result in the elimination of the use of amortized cost when valuing securities maturing in more than 60 days.

Fund-of-Funds

Investments in the underlying Price Funds held by each fund are valued at their closing net asset value per share on the day of valuation.

All Price Funds

The values assigned to private placements and other restricted securities, and to those investments for which the valuation procedures previously described are inappropriate, are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee (the “Valuation Committee”). The Valuation Committee has been established by the funds’ Board of Directors to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions and fair value prices determined by the Valuation Committee could differ from those of other market participants.

NET ASSET VALUE PER SHARE

The purchase and redemption price of the funds’ shares is equal to the funds’ net asset value per share or share price. The funds determine their net asset value per share by subtracting their liabilities (including accrued expenses and dividends payable) from their total assets (the market value of the securities the funds hold plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding. The net asset value per share of the funds is calculated as of the close of trading on the NYSE, normally 4 p.m. ET every day the NYSE is open for trading.

Determination of net asset value (and the offering, sale, redemption, and purchase of shares) for the funds may be suspended at times (a) during which the NYSE is closed, other than customary weekend and holiday closings, (b) during which trading on the NYSE is restricted, (c) during which an emergency exists as a result of which disposal by the funds of securities owned by them is not reasonably practicable or it is not reasonably practicable for the funds fairly to determine the value of their net assets, or (d) during which a governmental body having jurisdiction over the funds may by order permit such a suspension for the protection of the funds’ shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b), (c), or (d) exist. Under certain limited conditions, a money fund may accept and process purchase and redemption orders during times that the NYSE is not open for trading.

Money Funds

Maintenance of Money Funds’ Net Asset Value per Share at $1.00

It is the policy of the funds to attempt to maintain a net asset value of $1.00 per share by using the amortized cost method of valuation permitted by Rule 2a-7 under the 1940 Act. Under this method, securities are valued by reference to the funds’ acquisition costs as adjusted for amortization of premium or accumulation of discount, rather than by reference to their market value. Under Rule 2a-7:

(a) The Boards must establish written procedures reasonably designed, taking into account current market conditions and the funds’ investment objectives, to stabilize the funds’ net asset value per share, as computed for the purpose of distribution, redemption, and repurchase, at a single value;

(b) The funds must (i) maintain a dollar-weighted average portfolio maturity appropriate to their objective of maintaining a stable price per share; (ii) not purchase any instrument with a remaining maturity greater than 397 calendar days, except for certain adjustable rate government securities or other instruments that meet the requirements of Rule 2a-7; (iii) maintain a dollar-weighted average portfolio maturity of 60 days or less; (iv) maintain a dollar-weighted average life of 120 days or less; (v) not acquire any security other than a “weekly liquid asset,” as defined in Rule 2a-7, unless they hold at least 30% of their total assets in weekly liquid assets; and (vi) for the taxable funds, not acquire any security other than a “daily liquid asset,” as defined in Rule 2a-7, unless they hold at least 10% of their total assets in daily liquid assets;

(c) The funds must limit their purchase of portfolio instruments, including repurchase agreements, to those U.S. dollar-denominated instruments which the funds’ Boards determine present minimal credit risks and which are eligible securities as defined by Rule 2a-7; and

(d) The Boards must determine that (i) it is in the best interest of the funds and the shareholders to maintain a stable net asset value per share under the amortized cost method; and (ii) the funds will continue to use the amortized cost method only so long as the Boards believe that it fairly reflects the market-based net asset value per share.

Although the funds believe that they will be able to maintain their net asset value at $1.00 per share under most conditions, there can be no absolute assurance that they will be able to do so on a continuous basis. If the funds’ net asset value per share declined, or was expected to decline, below $1.00 (rounded to the nearest one cent), the Boards of the funds might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in an investor receiving no dividend for the period during which he holds his shares and in his receiving, upon redemption, a price per share lower than that which he paid. On the other hand, if the funds’ net asset value per share were to increase, or were anticipated to increase, above $1.00 (rounded to the nearest one cent), the Boards of the funds might supplement dividends in an effort to maintain the net asset value at $1.00 per share.

The funds may suspend redemptions and payment of redemption proceeds if: the funds’ Board determines that the deviation between a fund’s amortized cost price per share and its market-based net asset value per share may result in material dilution or unfair results; the Board has irrevocably approved the liquidation of the fund; and the fund notifies the SEC of its decision to liquidate prior to suspending redemptions.

Prime Reserve and TRP Reserve Funds

Prime Money Market Securities Defined

Prime money market securities are those which are described as First Tier Securities under Rule 2a-7 of the 1940 Act. These include any security with a remaining maturity of 397 days or less, and adjustable rate government securities with longer maturities but interest rate resets within 397 days, that are rated (or that has been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class that is comparable in priority and security with the security) by any two nationally recognized statistical rating organizations (NRSROs) (or if only one NRSRO has issued a rating, that NRSRO) in the highest rating category for short-term debt obligations (within which there may be sub-categories). First Tier Securities also include unrated securities comparable in quality to rated securities, as determined by T. Rowe Price under the supervision of the funds’ Boards.

DIVIDENDS AND DISTRIBUTIONS

Unless you elect otherwise, capital gain distributions, final quarterly dividends and annual dividends, if any, will be reinvested on the reinvestment date using the net asset values per share on that date. The reinvestment date normally precedes the payment date by one day, although the exact timing is subject to change and can be as great as 10 days.

IN-KIND REDEMPTIONS AND PURCHASES

Redemptions In-Kind

Certain Price Funds have filed with the SEC a notice of election under Rule 18f-1 of the 1940 Act. This election permits a fund to effect a redemption in-kind if, in any 90-day period, a shareholder redeems: (i) more than $250,000 from the fund; or (ii) redeems more than 1% of the fund’s net assets. If either of these conditions is met, the fund has the right to pay the difference between the redemption amount and the lesser of these two figures with securities from the fund’s portfolio rather than in cash.

In the unlikely event a shareholder receives an in-kind redemption of portfolio securities from a fund, it would be the responsibility of the shareholder to dispose of the securities. The shareholder would be subject to the risks that the value of the securities could decline prior to their sale, the securities could be difficult to sell, and brokerage fees could be incurred.

The Price Funds may also redeem securities in-kind to certain affiliates according to procedures adopted by the Price Funds’ Boards. The procedures generally require a pro-rata distribution of a fund’s securities subject to certain limited exceptions.

Issuance of Fund Shares for Securities

Transactions involving the issuance of fund shares for securities or assets other than cash will be limited to (1) bona fide reorganizations; (2) statutory mergers; or (3) other acquisitions of portfolio securities that: (a) meet the investment objectives and investment policies of the funds; (b) are generally acquired for investment and not for resale; (c) have a value that is readily ascertainable, which may include securities listed or traded in a recognized U.S. or international exchange or market; and (d) are not illiquid. The securities received in-kind must be deemed by the fund’s portfolio manager to be appropriate, in type and amount, for investment by the fund receiving the securities in light of its investment objectives, investment programs and policies, and its current holdings.

TAX STATUS

The funds intend to qualify as “regulated investment companies” under Subchapter M of the Code.

To be entitled to the special tax benefits applicable to regulated investment companies, the funds will be required to distribute the sum of 90% of their investment company taxable income and 90% of their net tax-exempt income, if any, each year. In order to avoid federal income tax, the funds must distribute all of their investment company taxable income and realized long-term capital gains for each fiscal year within 12 months after the end of the fiscal year. To avoid federal excise tax, the funds must declare dividends by December 31 of each year equal to at least 98% of ordinary income (as of December 31) and 98.2% of capital gains (as of October 31) and distribute such amounts prior to February 1 of the following calendar year. Shareholders are required to include such distributions in their income for federal income tax purposes whether dividends and capital gain distributions are paid in cash or in additional shares.

For individual shareholders, a portion of the funds’ ordinary dividends representing “qualified dividend income” may be subject to tax at the lower rate applicable to long-term capital gains, rather than ordinary income. “Qualified dividend income” is composed of certain dividends received from domestic and qualified foreign corporations. It excludes dividends representing payments in lieu of dividends related to loaned securities, dividends received on certain hedged positions, dividends on non-qualified foreign corporations, and dividends on stocks the funds have not held for more than 60 days during the 121-day period beginning 60 days before the stock became ex-dividend (90 and 181 days for certain preferred stock). Individual shareholders can only apply the lower rate to the qualified portion of the funds’ dividends if they have held the shares in the funds on which the dividends were paid for the holding period surrounding the ex-dividend date of the funds’ dividends. Little, if any, of the ordinary dividends paid by the Global Real Estate or Real Estate Funds, is expected to qualify for this lower rate.

For corporate shareholders, a portion of the funds’ ordinary dividends may be eligible for the 70% deduction for dividends received by corporations to the extent the funds’ income consists of dividends paid by U.S. corporations. This deduction does not include dividends representing payments in lieu of dividends related to loaned securities, dividends received on certain hedged positions, dividends received from certain foreign corporations, and dividends on stocks the funds have not held for more than 45 days during the 90-day period beginning 45 days before the stock became ex-dividend (90 and 180 days for certain preferred stock). Corporate shareholders can only apply the lower rate to the qualified portion of the funds’ dividends if they have held the shares in the funds on which the dividends were paid for the holding period surrounding the ex-dividend date of the funds’ dividends. Little, if any, of the ordinary dividends paid by the international equity funds (and the global funds that hold significant non-U.S. securities) or the bond and money funds is expected to qualify for this deduction. Long-term capital gain distributions paid by the funds are not eligible for the dividends-received deduction.

The funds may treat a portion of amounts paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in net asset value. This practice, commonly referred to as “equalization,” has no effect on redeeming shareholders or a fund’s total return, and reduces the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. Because of uncertainties surrounding some of the technical issues relating to computing the amount of equalization, it is possible that the IRS could challenge the funds’ equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the funds.

At the time of your purchase of shares (except in Money Funds), the funds’ net asset value may reflect undistributed income, capital gains, or net unrealized appreciation of securities held by the funds. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable as either dividend or capital gain distributions. The funds may be able to reduce the amount of such distributions by utilizing their capital loss carry-overs, if any. For federal income tax purposes, the funds are permitted to carry forward any net realized capital losses for eight years for any such losses incurred in taxable years beginning on or before December 22, 2010, or indefinitely for any such losses incurred in taxable years beginning after December 22, 2010, and use such losses, subject to applicable limitations, to offset net capital gains up to the amount of such losses without being required to pay taxes on, or distribute, such gains.

However, the amount of capital losses that can be carried forward and used in any single year may be limited if a fund experiences an “ownership change” within the meaning of Section 382 of the Code. An ownership change generally results when the shareholders owning 5% or more of the fund increase their aggregate holdings by more than 50 percentage points over a three-year period. An ownership change could result in capital loss carry-overs from taxable years beginning on or before December 22, 2010, to expire unused, thereby reducing a fund’s ability to offset capital gains with those losses. Capital loss carry-overs generated in years beginning after December 22, 2010, are also subject to the ownership change limitation but will not expire. An increase in the amount of taxable gains distributed to a fund’s shareholders could result from an ownership change. The Price Funds undertake no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions. Moreover, because of circumstances beyond a fund’s control, there can be no assurance that a fund will not experience, or has not already experienced, an ownership change.

If, in any taxable year, a fund does not qualify as a regulated investment company under the Code: (1) the fund would be taxed at the normal corporate rates on the entire amount of its taxable income, if any, without a deduction for dividends or other distributions to shareholders; (2) the fund’s distributions, to the extent made out of the fund’s current or accumulated earnings and profits, would be taxable to shareholders as ordinary dividends regardless of whether they would otherwise have been considered capital gain dividends; (3) the fund may qualify for the 70% deduction for dividends received by corporations; and (4) foreign tax credits would not “pass through” to shareholders. A fund may avoid losing its qualification as a regulated investment company under certain circumstances by using remedies provided in recent legislation, but such remedies may still result in a significant tax penalty to the fund.

Beginning in 2013, a 3.8% net investment income tax is imposed on net investment income, including interest, dividends, and capital gain, of U.S. individuals with income exceeding $200,000 (or $250,000 if married filing jointly), and of estates and trusts.

Taxation of Foreign Shareholders

Foreign shareholders may be subject to U.S. tax on the sale of shares in any fund, or on distributions of ordinary income and/or capital gains realized by a fund, depending on a number of factors, including the foreign shareholder’s country of tax residence, its other U.S. operations (if any), and the nature of the distribution received. Foreign shareholders should consult their own tax adviser to determine the precise U.S. and local tax consequences to an investment in any fund.

A 30% withholding tax will be imposed on all or a portion of any dividends paid after June 30, 2014, and redemption proceeds paid after December 31, 2016, to: (i) foreign financial institutions, including non-U.S. investment funds and trusts, unless they agree to collect and disclose to the IRS, or in certain cases to their country of residence, information regarding their direct and indirect U.S. account holders or are exempt from these requirements and certify as such; and (ii) certain other foreign entities unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, non-exempt foreign financial institutions will need to enter into agreements with the IRS (unless resident in a country that provides for an alternative regime through an Intergovernmental Agreement with the U.S). stipulating that they will provide the IRS with certain information (including name, address and taxpayer identification number) for direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts maintained, and agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information. Other foreign entities will need to provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply.

Retirement and Spectrum Funds

Distributions by the underlying Price Funds, redemptions of shares in the underlying Price Funds, and changes in asset allocations may result in taxable distributions of ordinary income or capital gains. In addition, the funds will generally not be able to currently offset gains realized by one underlying Price Fund in which the funds invest against losses realized by another underlying Price Fund. These factors could affect the amount, timing, and character of distributions to shareholders.

State Tax-Free and Tax-Free Funds

The funds anticipate that substantially all of the dividends to be paid by each fund will be exempt from federal income taxes. It is possible that a portion of the funds’ dividends is not exempt from federal income taxes. You will receive a Form 1099-DIV, or other IRS forms, as required, reporting the taxability of all dividends. The funds will also advise you of the percentage of your dividends, if any, which should be included in the computation of the alternative minimum tax. Social Security recipients who receive income dividends from tax-free funds may have to pay taxes on a portion of their Social Security benefits.

Because the income dividends of the funds are expected to be derived from tax-exempt interest on municipal securities, any interest on money you borrow that is directly or indirectly used to purchase fund shares is not deductible. Further, entities or persons that are “substantial users” (or persons related to “substantial users”) of facilities financed by industrial development bonds should consult their tax advisers before purchasing shares of these funds. The income from such bonds may not be tax-exempt for such substantial users.

Foreign Income Taxes

Income received by the funds from sources within various foreign countries may be subject to foreign income taxes. Under the Code, if more than 50% of the value of the funds’ total assets at the close of the taxable year comprises securities issued by foreign corporations or governments, the funds may file an election to “pass through” to the funds’ shareholders any eligible foreign income taxes paid by the funds. Certain funds of funds may also be able to pass through foreign taxes paid by other mutual funds in which they are invested if at least 50% of the value of the funds’ total assets at the end of each fiscal quarter comprises interests in such regulated investment companies. There can be no assurance that the funds will be able to do so. Pursuant to this election, shareholders will be required to: (1) include in gross income, even though not actually received, their pro-rata share of foreign income taxes paid by the funds; (2) treat their pro-rata share of foreign income taxes as paid by them; and (3) either deduct their pro-rata share of foreign income taxes in computing their taxable income, or use it as a foreign tax credit against U.S. income taxes subject to certain limitations (but not both). A deduction for foreign income taxes may only be claimed by a shareholder who itemizes deductions.

Foreign Currency Gains and Losses

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to foreign exchange rate fluctuations, are taxable as ordinary income. If the net effect of these transactions is a gain, the ordinary income dividend paid by the funds will be increased. If the result is a loss, the ordinary income dividend paid by the funds will be decreased, or, to the extent such dividend has already been paid, it may be classified as a return of capital. Adjustments to reflect these gains and losses will be made at the end of the funds’ taxable year.

Passive Foreign Investment Companies

The funds may purchase, directly or indirectly, the securities of certain foreign investment funds or trusts, called “passive foreign investment companies” for U.S. tax purposes. Sometimes such investments are the only or primary way to invest in companies in certain countries. Some or all of the capital gains on the sale of such holdings may be considered ordinary income regardless of how long the funds held the investment. In addition, the funds may be subject to corporate income tax and/or an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders.

To avoid such tax and/or interest, the funds may treat these securities, when possible, as sold on the last day of each of their fiscal years and to recognize any gains for tax purposes at that time; deductions for losses may be allowable only to the extent of any gains resulting from these deemed sales in prior taxable years. Such gains and losses will be treated as ordinary income or losses. The funds will be required to distribute any resulting income, even though they have not sold the security and received cash to pay such distributions.

Investing in Mortgage Entities

Special tax rules may apply to the funds’ investments in entities which invest in or finance mortgage debt. Such investments include residual interests in Real Estate Mortgage Investment Conduits and interests in a REIT which qualifies as a taxable mortgage pool under the Code or has a qualified REIT subsidiary that is a taxable mortgage pool under the Code. Although it is the practice of the funds not to make such investments, there is no guarantee that the funds will be able to sustain this practice or avoid an inadvertent investment.

Such investments may result in the funds receiving excess inclusion income (“EII”) in which case a portion of its distributions will be characterized as EII and shareholders receiving such distributions, including shares held through nominee accounts, will be deemed to have received EII. This can result in the funds being required to pay tax on the portion allocated to disqualified organizations: certain cooperatives, agencies or instrumentalities of a government or international organization, and tax-exempt organizations that are not subject to tax on unrelated business taxable income. In addition, such amounts will be treated as unrelated business taxable income to tax-exempt organizations that are not disqualified organizations, and will be subject to a 30% withholding tax for shareholders who are not U.S. persons, notwithstanding any exemptions or rate reductions in any relevant tax treaties.

CAPITAL STOCK (MARYLAND CORPORATIONS)

All funds except Capital Appreciation, Equity Income, GNMA, and New America Growth Funds, and California Tax-Free Income Trust and State Tax-Free Income Trust

All of the funds, other than those listed immediately above, are organized as Maryland corporations (“Corporations”) or series thereof. The funds’ Charters authorize the Boards to classify and reclassify any and all shares which are then unissued, including unissued shares of capital stock into any number of classes or series; each class or series consisting of such number of shares and having such designations, such powers, preferences, rights, qualifications, limitations, and restrictions as shall be determined by the Boards subject to the 1940 Act and other applicable law. The shares of any such additional classes or series might therefore differ from the shares of the present class and series of capital stock and from each other as to preferences, conversions, or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, subject to applicable law, and might thus be superior or inferior to the capital stock or to other classes or series in various characteristics. The Boards may increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that the funds have authorized to issue without shareholder approval.

Except to the extent that the funds’ Boards might provide that holders of shares of a particular class are entitled to vote as a class on specified matters presented for a vote of the holders of all shares entitled to vote on such matters, there would be no right of class vote unless and to the extent that such a right might be construed to exist under Maryland law. The directors have provided that as to any matter with respect to which a separate vote of any class is required by the 1940 Act, such requirement as to a separate vote by that class shall apply in lieu of any voting requirements established by the Maryland General Corporation Law. Otherwise, holders of each class of capital stock are not entitled to vote as a class on any matter. Accordingly, the preferences, rights, and other characteristics attaching to any class of shares might be altered or eliminated, or the class might be combined with another class or classes, by action approved by the vote of the holders of a majority of all the shares of all classes entitled to be voted on the proposal, without any additional right to vote as a class by the holders of the capital stock or of another affected class or classes.

Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of or removal of directors (to the extent hereinafter provided) and on other matters submitted to the vote of shareholders. There will normally be no meetings of shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by shareholders, at which time the directors then in office will call a shareholders’ meeting for the election of directors. Except as set forth above, the directors shall continue to hold office and may appoint successor directors. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of directors can, if they choose to do so, elect all the directors of the funds, in which event the holders of the remaining shares will be unable to elect any person as a director. As set forth in the By-Laws of the Corporations, a special meeting of shareholders of the Corporations shall be called by the secretary of the Corporations on the written request of shareholders entitled to cast (a) in the case of a meeting for the purpose of removing a director, at least ten (10) percent and (b) in the case of a meeting for any other purpose, at least 25 percent, in each case of all the votes entitled to be cast at such meeting, provided that any such request shall state the purpose or purposes of the meeting and the matters proposed to be acted on. Shareholders requesting such a meeting must pay to the Corporations the reasonably estimated costs of preparing and mailing the notice of the meeting. The Corporations, however, will otherwise assist the shareholders seeking to hold the special meeting in communicating to the other shareholders of the Corporations to the extent required by Section 16(c) of the 1940 Act.

The series (and classes) set forth in the following table have been established by the Boards under the Articles of Incorporation of the indicated Corporations. Each series represents a separate pool of assets of the Corporations’ shares and has different objectives and investment policies. Maryland law provides that the debts, liabilities, obligations, and expenses incurred with respect to a particular series or class are enforceable against the assets associated with that series or class only. The Articles of Incorporation also provide that the Boards may issue additional series of shares. Each share of each fund represents an equal proportionate share in that fund with each other share and is entitled to such dividends and distributions of income belonging to that fund as are declared by the directors. In the event of the liquidation of a fund, each share is entitled to a pro-rata share of the net assets of that fund. Classes represent separate shares in the funds but share the same portfolios as the indicated funds. Each fund is registered with the SEC under the 1940 Act as an open-end management investment company, commonly known as a “mutual fund.”

Maryland Corporations	Year of Inception
T. Rowe Price Balanced Fund, Inc. (fund)	1939
T. Rowe Price Blue Chip Growth Fund, Inc. (fund) T. Rowe Price Blue Chip Growth Fund–Advisor Class (class) T. Rowe Price Blue Chip Growth Fund–R Class (class)	1993 2000 2002
T. Rowe Price Capital Opportunity Fund, Inc. (fund) T. Rowe Price Capital Opportunity Fund–Advisor Class (class) T. Rowe Price Capital Opportunity Fund–R Class (class)	1994 2004 2004
T. Rowe Price Corporate Income Fund, Inc. (fund)	1995
T. Rowe Price Credit Opportunities Fund, Inc. (fund) T. Rowe Price Credit Opportunities Fund–Advisor Class (class)	2014 2014
T. Rowe Price Diversified Mid-Cap Growth Fund, Inc. (fund)	2003
T. Rowe Price Diversified Small-Cap Growth Fund, Inc. (fund)	1997
T. Rowe Price Dividend Growth Fund, Inc. (fund) T. Rowe Price Dividend Growth Fund–Advisor Class (class)	1992 2005
T. Rowe Price Financial Services Fund, Inc. (fund)	1996
T. Rowe Price Floating Rate Fund, Inc. (fund) T. Rowe Price Floating Rate Fund–Advisor Class (class)	2011 2011
T. Rowe Price Global Allocation Fund, Inc. (fund) T. Rowe Price Global Allocation Fund–Advisor Class (class)	2013 2013
T. Rowe Price Global Real Estate Fund, Inc. (fund) T. Rowe Price Global Real Estate Fund–Advisor Class (class)	2008 2008
T. Rowe Price Global Technology Fund, Inc. (fund)	2000
T. Rowe Price Growth & Income Fund, Inc. (fund)	1982
T. Rowe Price Growth Stock Fund, Inc. (fund) T. Rowe Price Growth Stock Fund–Advisor Class (class) T. Rowe Price Growth Stock Fund–R Class (class)	1950 2001 2002
T. Rowe Price Health Sciences Fund, Inc. (fund)	1995
T. Rowe Price High Yield Fund, Inc. (fund) T. Rowe Price High Yield Fund–Advisor Class (class)	1984 2000
T. Rowe Price Index Trust, Inc. (corporation) T. Rowe Price Equity Index 500 Fund (series) T. Rowe Price Extended Equity Market Index Fund (series) T. Rowe Price Total Equity Market Index Fund (series)	1989 1990 1998 1998
T. Rowe Price Inflation Focused Bond Fund, Inc. (fund)	2006
T. Rowe Price Inflation Protected Bond Fund, Inc. (fund)	2002

Maryland Corporations	Year of Inception
T. Rowe Price Institutional Equity Funds, Inc. (corporation) T. Rowe Price Institutional Large-Cap Core Growth Fund (series) T. Rowe Price Institutional Large-Cap Growth Fund (series) T. Rowe Price Institutional Large-Cap Value Fund (series) T. Rowe Price Institutional Mid-Cap Equity Growth Fund (series) T. Rowe Price Institutional Small-Cap Stock Fund (series) T. Rowe Price Institutional U.S. Structured Research Fund (series)	1996 2003 2001 2000 1996 2000 2007
T. Rowe Price Institutional Income Funds, Inc. (corporation) T. Rowe Price Institutional Core Plus Fund (series) T. Rowe Price Institutional Core Plus Fund–F Class (class) T. Rowe Price Institutional Credit Opportunities Fund (series) T. Rowe Price Institutional Floating Rate Fund (series) T. Rowe Price Institutional Floating Rate Fund–F Class (class) T. Rowe Price Institutional Global Multi-Sector Bond Fund (series) T. Rowe Price Institutional High Yield Fund (series) T. Rowe Price Institutional Long Duration Credit Fund (series)	2000 2004 2010 2014 2008 2010 2013 2002 2013

T. Rowe Price Institutional International Funds, Inc. (corporation)

T. Rowe Price Institutional Africa & Middle East Fund (series)

T. Rowe Price Institutional Concentrated International Equity Fund (series)

T. Rowe Price Institutional Emerging Markets Bond Fund (series)

T. Rowe Price Institutional Emerging Markets Equity Fund (series)

T. Rowe Price Institutional Global Focused Growth Equity Fund (series)

T. Rowe Price Institutional Global Growth Equity Fund (series)

T. Rowe Price Institutional Global Value Equity Fund (series)

T. Rowe Price Institutional International Bond Fund (series)

T. Rowe Price Institutional International Core Equity Fund (series)

T. Rowe Price Institutional International Growth Equity Fund (series)

1989 2008 2010 2006 2002 2006 2008 2012 2007 2010 1989

T. Rowe Price International Funds, Inc. (corporation)

T. Rowe Price Africa & Middle East Fund (series)

T. Rowe Price Emerging Europe Fund (series)

T. Rowe Price Emerging Markets Bond Fund (series)

T. Rowe Price Emerging Markets Corporate Bond Fund (series)

T. Rowe Price Emerging Markets Corporate Bond Fund–Advisor Class (class)

T. Rowe Price Emerging Markets Local Currency Bond Fund (series)

T. Rowe Price Emerging Markets Local Currency Bond Fund–Advisor Class (class)

T. Rowe Price Emerging Markets Stock Fund (series)

T. Rowe Price European Stock Fund (series)

T. Rowe Price Global Growth Stock Fund (series)

T. Rowe Price Global Growth Stock Fund–Advisor Class (class)

T. Rowe Price Global Industrials Fund (series)

T. Rowe Price Global Infrastructure Fund (series)

T. Rowe Price Global Infrastructure Fund–Advisor Class (class)

T. Rowe Price Global Stock Fund (series)

T. Rowe Price Global Stock Fund–Advisor Class (class)

T. Rowe Price International Bond Fund (series)

T. Rowe Price International Bond Fund–Advisor Class (class)

T. Rowe Price International Discovery Fund (series)

T. Rowe Price International Growth & Income Fund (series)

T. Rowe Price International Growth & Income Fund–Advisor Class (class)

T. Rowe Price International Growth & Income Fund–R Class (class)

T. Rowe Price International Stock Fund (series)

T. Rowe Price International Stock Fund–Advisor Class (class)

T. Rowe Price International Stock Fund–R Class (class)

T. Rowe Price Japan Fund (series)

T. Rowe Price Latin America Fund (series)

T. Rowe Price New Asia Fund (series)

1979 2007 2000 1994 2012 2012 2011 2011 1995 1990 2008 2008 2013 2010 2010 1995 2006 1986 2000 1988 1998 2002 2002 1980 2000 2002 1991 1993 1990

Maryland Corporations	Year of Inception
T. Rowe Price Overseas Stock Fund (series)	2006
T. Rowe Price International Index Fund, Inc. (corporation) T. Rowe Price International Equity Index Fund (series)	2000 2000
T. Rowe Price Media & Telecommunications Fund, Inc. (fund)	1993
T. Rowe Price Mid-Cap Growth Fund, Inc. (fund) T. Rowe Price Mid-Cap Growth Fund–Advisor Class (class) T. Rowe Price Mid-Cap Growth Fund–R Class (class)	1992 2000 2002
T. Rowe Price Mid-Cap Value Fund, Inc. (fund) T. Rowe Price Mid-Cap Value Fund–Advisor Class (class) T. Rowe Price Mid-Cap Value Fund–R Class (class)	1996 2002 2002
T. Rowe Price Multi-Sector Account Portfolios, Inc. (corporation) T. Rowe Price Emerging Markets Corporate Multi-Sector Account Portfolio (series) T. Rowe Price Emerging Markets Local Multi-Sector Account Portfolio (series) T. Rowe Price Floating Rate Multi-Sector Account Portfolio (series) T. Rowe Price High Yield Multi-Sector Account Portfolio (series) T. Rowe Price Investment-Grade Corporate Multi-Sector Account Portfolio (series) T. Rowe Price Mortgage-Backed Securities Multi-Sector Account Portfolio (series)	2011 2012 2012 2012 2012 2012 2012
T. Rowe Price New Era Fund, Inc. (fund)	1969
T. Rowe Price New Horizons Fund, Inc. (fund)	1960
T. Rowe Price New Income Fund, Inc. (fund) T. Rowe Price New Income Fund–Advisor Class (class) T. Rowe Price New Income Fund–R Class (class)	1973 2002 2002
T. Rowe Price Personal Strategy Funds, Inc. (corporation) T. Rowe Price Personal Strategy Balanced Fund (series) T. Rowe Price Personal Strategy Growth Fund (series) T. Rowe Price Personal Strategy Income Fund (series)	1994 1994 1994 1994
T. Rowe Price Prime Reserve Fund, Inc. (fund)	1976
T. Rowe Price Real Assets Fund, Inc. (fund)	2010
T. Rowe Price Real Estate Fund, Inc. (fund) T. Rowe Price Real Estate Fund–Advisor Class (class)	1997 2004
T. Rowe Price Reserve Investment Funds, Inc. (corporation) T. Rowe Price Government Reserve Investment Fund (series) T. Rowe Price Reserve Investment Fund (series) T. Rowe Price Short-Term Government Reserve Fund (series) T. Rowe Price Short-Term Reserve Fund (series)	1997 1997 1997 2013 2013

T. Rowe Price Retirement Funds, Inc. (corporation)

T. Rowe Price Retirement 2005 Fund (series)

T. Rowe Price Retirement 2005 Fund–Advisor Class (class)

T. Rowe Price Retirement 2005 Fund–R Class (class)

T. Rowe Price Retirement 2010 Fund (series)

T. Rowe Price Retirement 2010 Fund–Advisor Class (class)

T. Rowe Price Retirement 2010 Fund–R Class (class)

T. Rowe Price Retirement 2015 Fund (series)

T. Rowe Price Retirement 2015 Fund–Advisor Class (class)

T. Rowe Price Retirement 2015 Fund–R Class (class)

T. Rowe Price Retirement 2020 Fund (series)

T. Rowe Price Retirement 2020 Fund–Advisor Class (class)

T. Rowe Price Retirement 2020 Fund–R Class (class)

T. Rowe Price Retirement 2025 Fund (series)

T. Rowe Price Retirement 2025 Fund–Advisor Class (class)

T. Rowe Price Retirement 2025 Fund–R Class (class)

T. Rowe Price Retirement 2030 Fund (series)

T. Rowe Price Retirement 2030 Fund–Advisor Class (class)

T. Rowe Price Retirement 2030 Fund–R Class (class)

T. Rowe Price Retirement 2035 Fund (series)

2002 2004 2007 2007 2002 2003 2003 2004 2007 2007 2002 2003 2003 2004 2007 2007 2002 2003 2003 2004

Maryland Corporations	Year of Inception

T. Rowe Price Retirement 2035 Fund–Advisor Class (class)

T. Rowe Price Retirement 2035 Fund–R Class (class)

T. Rowe Price Retirement 2040 Fund (series)

T. Rowe Price Retirement 2040 Fund–Advisor Class (class)

T. Rowe Price Retirement 2040 Fund–R Class (class)

T. Rowe Price Retirement 2045 Fund (series)

T. Rowe Price Retirement 2045 Fund–Advisor Class (class)

T. Rowe Price Retirement 2045 Fund–R Class (class)

T. Rowe Price Retirement 2050 Fund (series)

T. Rowe Price Retirement 2050 Fund–Advisor Class (class)

T. Rowe Price Retirement 2050 Fund–R Class (class)

T. Rowe Price Retirement 2055 Fund (series)

T. Rowe Price Retirement 2055 Fund–Advisor Class (class)

T. Rowe Price Retirement 2055 Fund–R Class (class)

T. Rowe Price Retirement Income Fund (series)

T. Rowe Price Retirement Income Fund–Advisor Class (class)

T. Rowe Price Retirement Income Fund–R Class (class)

T. Rowe Price Target Retirement 2005 Fund (series)

T. Rowe Price Target Retirement 2005 Fund–Advisor Class (class)

T. Rowe Price Target Retirement 2010 Fund (series)

T. Rowe Price Target Retirement 2010 Fund–Advisor Class (class)

T. Rowe Price Target Retirement 2015 Fund (series)

T. Rowe Price Target Retirement 2015 Fund–Advisor Class (class)

T. Rowe Price Target Retirement 2020 Fund (series)

T. Rowe Price Target Retirement 2020 Fund–Advisor Class (class)

T. Rowe Price Target Retirement 2025 Fund (series)

T. Rowe Price Target Retirement 2025 Fund–Advisor Class (class)

T. Rowe Price Target Retirement 2030 Fund (series)

T. Rowe Price Target Retirement 2030 Fund–Advisor Class (class)

T. Rowe Price Target Retirement 2035 Fund (series)

T. Rowe Price Target Retirement 2035 Fund–Advisor Class (class)

T. Rowe Price Target Retirement 2040 Fund (series)

T. Rowe Price Target Retirement 2040 Fund–Advisor Class (class)

T. Rowe Price Target Retirement 2045 Fund (series)

T. Rowe Price Target Retirement 2045 Fund–Advisor Class (class)

T. Rowe Price Target Retirement 2050 Fund (series)

T. Rowe Price Target Retirement 2050 Fund–Advisor Class (class)

T. Rowe Price Target Retirement 2055 Fund (series)

T. Rowe Price Target Retirement 2055 Fund–Advisor Class (class)

2007 2007 2002 2003 2003 2005 2007 2007 2006 2006 2006 2006 2007 2007 2002 2003 2003 2013 2013 2013 2013 2013 2013 2013 2013 2013 2013 2013 2013 2013 2013 2013 2013 2013 2013 2013 2013 2013 2013
T. Rowe Price Science & Technology Fund, Inc. (fund) T. Rowe Price Science & Technology Fund–Advisor Class (class)	1987 2000
T. Rowe Price Short-Term Bond Fund, Inc. (fund) T. Rowe Price Short-Term Bond Fund–Advisor Class (class) T. Rowe Price Ultra Short-Term Bond Fund (series)	1984 2004 2012
T. Rowe Price Small-Cap Stock Fund, Inc. (fund) T. Rowe Price Small-Cap Stock Fund–Advisor Class (class)	1956 2000
T. Rowe Price Small-Cap Value Fund, Inc. (fund) T. Rowe Price Small-Cap Value Fund–Advisor Class (class)	1988 2000
T. Rowe Price Spectrum Fund, Inc. (corporation) Spectrum Growth Fund (series) Spectrum Income Fund (series) Spectrum International Fund (series)	1987 1990 1990 1996
T. Rowe Price Strategic Income Fund, Inc. (fund) T. Rowe Price Strategic Income Fund–Advisor Class (class)	2008 2008

Maryland Corporations	Year of Inception
T. Rowe Price Summit Funds, Inc. (corporation) T. Rowe Price Summit Cash Reserves Fund (series) T. Rowe Price Summit GNMA Fund (series)	1993 1993 1993
T. Rowe Price Summit Municipal Funds, Inc. (corporation) T. Rowe Price Summit Municipal Money Market Fund (series) T. Rowe Price Summit Municipal Intermediate Fund (series) T. Rowe Price Summit Municipal Intermediate Fund–Advisor Class (class) T. Rowe Price Summit Municipal Income Fund (series) T. Rowe Price Summit Municipal Income Fund–Advisor Class (class)	1993 1993 1993 2012 1993 2012
T. Rowe Price Tax-Efficient Funds, Inc. (corporation) T. Rowe Price Tax-Efficient Equity Fund (series)	1997 2000
T. Rowe Price Tax-Exempt Money Fund, Inc. (fund)	1981
T. Rowe Price Tax-Free High Yield Fund, Inc. (fund) T. Rowe Price Tax-Free High Yield Fund–Advisor Class (class)	1985 2012
T. Rowe Price Tax-Free Income Fund, Inc. (fund) T. Rowe Price Tax-Free Income Fund–Advisor Class (class)	1976 2002
T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. (fund) T. Rowe Price Tax-Free Short-Intermediate Fund–Advisor Class (class) T. Rowe Price Tax-Free Ultra Short-Term Bond Fund (series)	1983 2012 2012
T. Rowe Price U.S. Bond Enhanced Index Fund, Inc. (fund)	2000
T. Rowe Price U.S. Large-Cap Core Fund, Inc. (fund) T. Rowe Price U.S. Large-Cap Core Fund–Advisor Class (class)	2009 2009
T. Rowe Price U.S. Treasury Funds, Inc. (corporation) U.S. Treasury Intermediate Fund (series) U.S. Treasury Long-Term Fund (series) U.S. Treasury Money Fund (series)	1989 1989 1989 1982
T. Rowe Price Value Fund, Inc. (fund) T. Rowe Price Value Fund–Advisor Class (class)	1994 2000

Balanced Fund

On August 31, 1992, the T. Rowe Price Balanced Fund acquired substantially all of the assets of the Axe-Houghton Fund B, a series of Axe-Houghton Funds, Inc. As a result of this acquisition, the SEC requires that the historical performance information of the Balanced Fund be based on the performance of Fund B. Therefore, all performance information of the Balanced Fund prior to September 1, 1992, reflects the performance of Fund B and investment managers other than T. Rowe Price. Performance information after August 31, 1992, reflects the combined assets of the Balanced Fund and Fund B.

Emerging Europe Fund

Effective March 1, 2012, the fund’s name was changed from T. Rowe Price Emerging Europe & Mediterranean Fund to the T. Rowe Price Emerging Europe Fund.

Equity Index 500 Fund

Effective January 30, 1998, the fund’s name was changed from T. Rowe Price Equity Index Fund to the T. Rowe Price Equity Index 500 Fund.

Emerging Markets Corporate Multi-Sector Account Portfolio

Effective July 1, 2013, the fund’s name was changed from the T. Rowe Price Emerging Markets Bond Multi-Sector Account Portfolio to the T. Rowe Price Emerging Markets Corporate Multi-Sector Account Portfolio.

Global Growth Stock Fund and Global Growth Stock Fund—Advisor Class

Effective November 1, 2013, the funds’ names were changed from T. Rowe Price Global Large-Cap Stock Fund and T. Rowe Price Global Large-Cap Stock Fund—Advisor Class to the T. Rowe Price Global Growth Stock Fund and the T. Rowe Price Global Growth Stock Fund—Advisor Class, respectively.

Inflation Focused Bond Fund

Effective July 7, 2010, the fund’s name was changed from T. Rowe Price Short-Term Income Fund to the T. Rowe Price Inflation Focused Bond Fund.

Institutional Global Focused Growth Equity Fund

Effective November 1, 2013, the fund’s name was changed from T. Rowe Price Institutional Global Equity Fund to the T. Rowe Price Institutional Global Focused Growth Equity Fund.

Institutional Global Growth Equity Fund

Effective November 1, 2013, the fund’s name was changed from T. Rowe Price Institutional Global Large-Cap Equity Fund to the T. Rowe Price Institutional Global Growth Equity Fund.

Institutional International Growth Equity Fund

Effective June 1, 2010, the fund’s name was changed from T. Rowe Price Institutional Foreign Equity Fund to the T. Rowe Price Institutional International Growth Equity Fund.

Media & Telecommunications Fund

On July 28, 1997, the fund converted its status from a closed-end fund to an open-end mutual fund. Prior to the conversion, the fund was known as New Age Media Fund, Inc.

Small-Cap Stock Fund

Effective May 1, 1997, the fund’s name was changed from the T. Rowe Price OTC Fund to the T. Rowe Price Small-Cap Stock Fund.

U.S. Bond Enhanced Index Fund

Effective May 6, 2011, the fund’s name was changed from T. Rowe Price U.S. Bond Index Fund to the T. Rowe Price U.S. Bond Enhanced Index Fund.

ORGANIZATION OF THE FUNDS (MASSACHUSETTS BUSINESS TRUSTS)

Capital Appreciation, Equity Income, GNMA, and New America Growth Funds, and California Tax-Free Income Trust and State Tax-Free Income Trust

For tax and business reasons, these funds were organized as Massachusetts business trusts (“Trusts”). Each fund is registered with the SEC under the 1940 Act as an open-end management investment company, commonly known as a “mutual fund.”

The Declaration of Trust permits the Boards to issue an unlimited number of full and fractional shares of a single class. The Declaration of Trust also provides that the Boards may issue additional series or classes of shares. Each share represents an equal proportionate beneficial interest in the funds. In the event of the liquidation of the funds, each share is entitled to a pro-rata share of the net assets of the funds.

Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of or removal of trustees (to the extent hereinafter provided) and on other matters submitted to the vote of shareholders. There will normally be no meetings of shareholders for the purpose of electing trustees unless and until such time as less than a majority of the trustees holding office have been elected by shareholders, at which time the trustees then in office will call a shareholders’ meeting for the election of trustees. Pursuant to Section 16(c) of the 1940 Act, holders of record of not less than two-thirds of the outstanding shares of the funds may remove a trustee by a vote cast in person or by proxy at a meeting called for that purpose. Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of trustees can, if they choose to do so, elect all the trustees of the Trusts, in which event the holders of the remaining shares will be unable to elect any person as a trustee. No amendments may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trusts.

Shares have no preemptive or conversion rights; the right of redemption and the privilege of exchange are described in the prospectus. Shares are fully paid and nonassessable, except as set forth below. The Trusts may be terminated (i) upon the sale of their assets to another open-end management investment company, if approved by the vote of the holders of two-thirds of the outstanding shares of the Trusts, or (ii) upon liquidation and distribution of the assets of the Trusts, if approved by the vote of the holders of a majority of the outstanding shares of the Trusts. If not so terminated, the Trusts will continue indefinitely.

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the funds. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the funds and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the funds or trustees. The Declaration of Trust provides for indemnification from fund property for all losses and expenses of any shareholder held personally liable for the obligations of the funds. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the funds themselves would be unable to meet their obligations, a possibility which T. Rowe Price believes is remote. Upon payment of any liability incurred by the funds, the shareholders of the funds paying such liability will be entitled to reimbursement from the general assets of the funds. The trustees intend to conduct the operations of the funds in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of such funds.

The series and classes set forth in the following table have been established by the Boards under the Declaration of Trust of the indicated trusts.

Massachusetts Business Trusts	Year of Inception
T. Rowe Price California Tax-Free Income Trust (trust) California Tax-Free Bond Fund (series) California Tax-Free Money Fund (series)	1986 1986 1986
T. Rowe Price Capital Appreciation Fund (fund) T. Rowe Price Capital Appreciation Fund–Advisor Class (series)	1986 2004
T. Rowe Price Equity Income Fund (fund) T. Rowe Price Equity Income Fund–Advisor Class (series) T. Rowe Price Equity Income Fund–R Class (series)	1985 2000 2002
T. Rowe Price GNMA Fund (fund)	1985
T. Rowe Price New America Growth Fund (fund) T. Rowe Price New America Growth Fund–Advisor Class (series)	1985 2005
T. Rowe Price State Tax-Free Income Trust (trust) Georgia Tax-Free Bond Fund (series) Maryland Short-Term Tax-Free Bond Fund (series) Maryland Tax-Free Bond Fund (series) Maryland Tax-Free Money Fund (series) New Jersey Tax-Free Bond Fund (series) New York Tax-Free Bond Fund (series) New York Tax-Free Money Fund (series) Virginia Tax-Free Bond Fund (series)	1986 1993 1993 1987 2001 1991 1986 1986 1991

PROXY VOTING – PROCESS AND POLICIES

T. Rowe Price recognizes and adheres to the principle that one of the privileges of owning stock in a company is the right to vote on issues submitted to shareholder vote—such as election of directors and important matters affecting a company’s structure and operations. As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the U.S.-registered investment companies that it sponsors and for which it serves as investment adviser. T. Rowe Price also is involved in the proxy process on behalf of its common trusts funds and offshore funds, as well as certain institutional and private counsel clients who have requested such service. For those private counsel clients who have not delegated their voting responsibility but who request advice, T. Rowe Price makes recommendations regarding proxy voting. T. Rowe Price reserves the right to decline to vote proxies in accordance with client-specific voting guidelines.

Proxy Administration

The T. Rowe Price Proxy Committee develops our firm’s positions on all major corporate and social responsibility issues, creates guidelines, and oversees the voting process. The Proxy Committee, composed of portfolio managers, investment operations managers, and internal legal counsel, analyzes proxy policies based on whether they would adversely affect shareholders’ interests and make a company less attractive to own. In evaluating proxy policies each year, the Proxy Committee relies upon our own fundamental research, independent proxy research provided by unaffiliated third parties and information presented by company managements and shareholder groups.

Once the Proxy Committee establishes its recommendations, they are distributed to the firm’s portfolio managers as voting guidelines. Ultimately, the portfolio manager decides how to vote on the proxy proposals of companies in his or her portfolio. Because portfolio managers may have differences of opinion on portfolio companies and their proxies, or their portfolios may have different investment objectives, these factors, among others, may lead to different votes between portfolios on the same proxies. When portfolio managers cast votes that are counter to the Proxy Committee’s guidelines, they are required to document their reasons in writing to the Proxy Committee. Annually, the Proxy Committee reviews T. Rowe Price’s proxy voting process, policies, and voting records.

In order to facilitate the proxy voting process, T. Rowe Price has retained Institutional Shareholder Services (“ISS”), an expert in the proxy voting and corporate governance area, to provide proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts. In order to reflect T. Rowe Price’s issue-by-issue voting guidelines as approved each year by the Proxy Committee, ISS maintains and implements a custom voting policy for the Price Funds and other client accounts. While the Proxy Committee relies upon ISS research in establishing T. Rowe Price’s voting guidelines—many of which are consistent with ISS positions—T. Rowe Price deviates from ISS recommendations on some general policy issues and a number of specific proxy proposals.

Fiduciary Considerations

T. Rowe Price’s decisions with respect to proxy issues are made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Practicalities and costs involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance. For example, we might refrain from voting if we or our agents are required to appear in person at a shareholder meeting or if the exercise of voting rights results in the imposition of trading or other ownership restrictions.

Consideration Given Management Recommendations

One of the primary factors T. Rowe Price considers when determining the desirability of investing in a particular company is the quality and depth of its management. We recognize that a company’s management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company’s board of directors. Accordingly, our proxy voting guidelines are not intended to substitute our judgment for management’s with respect to the company’s day-to-day operations. Rather, our voting guidelines are designed to promote accountability of a company's management and board of directors to its shareholders, to align the interests of management with those of shareholders, and to encourage companies to adopt best practices in terms of their corporate governance. In addition to our voting guidelines, we rely on a company’s disclosures, its board’s recommendations, a company’s track record, country-specific best practices codes, our research providers and, most importantly, our investment professionals’ views, in making voting decisions.

T. Rowe Price Voting Policies

Specific voting guidelines have been established by the Proxy Committee for recurring issues that appear on proxies. The following is a summary of the more significant T. Rowe Price policies:

Election of Directors

For U.S. companies, T. Rowe Price generally supports slates with a majority of independent directors. However, T. Rowe Price may vote against outside directors that do not meet certain criteria relating to their independence, particularly when they serve on key board committees, such as compensation and nominating committees, for which we believe that all directors should be independent. Outside the U.S., we expect companies to adhere to the minimum independence standard established by regional corporate governance codes. At a minimum, however, we believe boards in all regions should include a blend of executive and non-executive members, and we are likely to vote against senior executives at companies without any independent directors. We also vote against directors who are unable to dedicate sufficient time to their board duties due to their commitment to other boards. We may vote against certain directors who have served on company boards where we believe there has been a gross failure in governance or oversight. Additionally, we may vote against directors for failing to establish a formal nominating committee and compensation committee members who approve excessive executive compensation or severance arrangements. We support efforts to elect all board members annually because boards with staggered terms act as deterrents to takeover proposals. To strengthen boards’ accountability to shareholders, T. Rowe Price generally supports proposals calling for a majority vote threshold for the election of directors and we may withhold votes from an entire board if they fail to implement shareholder proposals that receive majority support.

Executive Compensation

Our goal is to assure that a company’s equity-based compensation plan is aligned with shareholders’ long-term interests. We evaluate plans on a case-by-case basis, using a proprietary, scorecard-based approach that employs a number of factors, including dilution to shareholders, problematic plan features, burn rate, and the equity compensation mix. Plans that are constructed to effectively and fairly align executives’ and shareholders’ incentives generally earn our approval. Conversely, we oppose compensation packages that provide what we view as excessive awards to few senior executives, contain the potential for excessive dilution relative to the company’s peers, or rely on an inappropriate mix of options and full-value awards. We also may oppose equity plans at any company where we deem the overall compensation practices to be problematic. We generally oppose plans that give a company the ability to reprice options or to grant options at below market prices, unless such plans appropriately balance shareholder and employee interests, and the retention of key personnel has become a genuine risk to the company’s business. For companies with particularly egregious pay practices such as excessive severance packages, executives with outsized pledged/hedged stock positions, executive perks, and bonuses that are not adequately linked to performance, we may vote against compensation committee members. We analyze management proposals requesting ratification of a company’s executive compensation. Finally, we may withhold votes from compensation committee members or even the entire board if we have cast votes against a company’s “Say-on-Pay” vote in consecutive years.

Mergers and Acquisitions

T. Rowe Price considers takeover offers, mergers, and other extraordinary corporate transactions on a case-by-case basis to determine if they are beneficial to shareholders’ current and future earnings stream and to ensure that the Price Funds and our clients are receiving fair compensation in exchange for their investment. We generally oppose proposals for the ratification of executive severance packages (“Say on Golden Parachute” proposals) in conjunction with merger transactions because we believe these arrangements are, by and large, unnecessary, and they reduce the alignment of executives’ incentives with shareholders’ interests.

Anti-takeover, Capital Structure, and Corporate Governance Issues

T. Rowe Price generally opposes anti-takeover measures since they adversely impact shareholder rights and limit the ability of shareholders to act on possible value-enhancing transactions. Such anti-takeover mechanisms include classified boards, supermajority voting requirements, dual share classes, and poison pills. We also generally oppose proposals that give management a “blank check” to create new classes of stock with disparate rights and privileges. When voting on capital structure proposals, we will consider the dilutive impact to shareholders and the effect on shareholder rights. We may support shareholder proposals that call for the separation of the Chairman and CEO positions if we determine that insufficient governance safeguards are in place at the company.

Social and Corporate Responsibility Issues

T. Rowe Price generally votes with a company’s management on social, environmental, and corporate responsibility issues unless they have substantial investment implications for the company’s business and operations that have not been adequately addressed by management. T. Rowe Price supports well-targeted shareholder proposals on environmental and other public policy issues that are particularly relevant to a company’s businesses.

Monitoring and Resolving Conflicts of Interest

The Proxy Committee is also responsible for monitoring and resolving possible material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. We have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our fund shareholders. While membership on the Proxy Committee is diverse, it does not include individuals whose primary duties relate to client relationship management, marketing, or sales. Since our voting guidelines are predetermined by the Proxy Committee using recommendations from RMG, an independent third party, application of the T. Rowe Price guidelines to vote clients’ proxies should in most instances adequately address any possible conflicts of interest. However, for proxy votes inconsistent with T. Rowe Price guidelines, the Proxy Committee reviews all such proxy votes in order to determine whether the portfolio manager’s voting rationale appears reasonable. The Proxy Committee also assesses whether any business or other relationships between T. Rowe Price and a portfolio company could have influenced an inconsistent vote on that company’s proxy. Issues raising possible conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution prior to the time T. Rowe Price casts its vote. With respect to personal conflicts of interest, T. Rowe Price’s Code of Ethics requires all employees to avoid placing themselves in a “compromising position” where their interests may conflict with those of our clients and restricts their ability to engage in certain outside business activities. Portfolio managers or Proxy Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.

Index, Retirement, and Spectrum Funds

Voting of T. Rowe Price Group, Inc., common stock (sym: TROW) by certain T. Rowe Price index funds will be done in all instances in accordance with T. Rowe Price policy, and votes inconsistent with policy will not be permitted. The Retirement and Spectrum Funds own shares in underlying T. Rowe Price funds. If an underlying T. Rowe Price fund has a shareholder meeting, the Retirement and Spectrum Funds normally would vote their shares in the underlying fund in the same proportion as the votes of the other shareholders of the underlying fund. This is known as “echo voting” and is designed to avoid any potential for a conflict of interest. This same process would be followed with respect to any T. Rowe Price funds owning shares in other T. Rowe Price funds (other than the TRP Reserve Funds).

T. Rowe Price Proxy Vote Disclosure

T. Rowe Price funds make broad disclosure of their proxy votes on troweprice.com and on the SEC’s Internet site at http://www.sec.gov. All funds, regardless of their fiscal years, must file with the SEC by August 31, their proxy voting records for the most recent 12-month period ended June 30.

FEDERAL REGISTRATION OF SHARES

The funds’ shares (except for the TRP Reserve Funds) are registered for sale under the 1933 Act. Registration of the funds’ shares are not required under any state law, but the funds are required to make certain filings with and pay fees to the states in order to sell their shares in the states.

LEGAL COUNSEL

Willkie Farr & Gallagher LLP, whose address is 787 Seventh Avenue, New York, New York 10019, is legal counsel to the funds.

RATINGS OF COMMERCIAL PAPER

Moody’s Investors Service, Inc. P-1 superior capacity for repayment. P-2 strong capacity for repayment. P-3  acceptable capacity for repayment of short-term promissory obligations.

Standard & Poor’s Corporation A-1 highest category, degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. A-2 satisfactory capacity to pay principal and interest. A-3 adequate capacity for timely payment, but are more vulnerable to adverse effects of changes in circumstances than higher-rated issues. B and C speculative capacity to pay principal and interest.

Fitch Ratings F-1+ exceptionally strong credit quality, strongest degree of assurance for timely payment. F-1 very strong credit quality. F-2 good credit quality, having a satisfactory degree of assurance for timely payment. F-3 fair credit quality, assurance for timely payment is adequate, but adverse changes could cause the securities to be rated below investment grade.

Moody’s Investors Service, Inc. The rating of Prime-1 is the highest commercial paper rating assigned by Moody’s. Among the factors considered by Moody’s in assigning ratings are the following: valuation of the management of the issuer; economic evaluation of the issuer’s industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer’s products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial strength of the parent company and the relationships which exist with the issuer; and recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated P-1, P-2, or P-3.

Standard & Poor’s Ratings Services Commercial paper rated A (highest quality) by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated “A” or better, although in some cases “BBB” credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer’s industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer’s commercial paper is rated A-1, A-2, or A-3.

Fitch Ratings Fitch 1–Highest grade Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment. Fitch 2–Very good grade Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

RATINGS OF CORPORATE DEBT SECURITIES

Moody’s Investors Service, Inc.

Aaa–Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.”

Aa–Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds.

A–Bonds rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations.

Baa–Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba–Bonds rated Ba are judged to have speculative elements: their futures cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B–Bonds rated B generally lack the characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa–Bonds rated Caa are of poor standing. Such issues may be in default, or there may be present elements of danger with respect to repayment of principal or payment of interest.

Ca–Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C–Bonds rated C represent the lowest rated and have extremely poor prospects of attaining investment standing.

Standard & Poor’s Corporation

AAA–This is the highest rating assigned by Standard & Poor’s to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA–Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong.

A–Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB–Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC, C–Bonds rated BB, B, CCC, CC, and C are regarded on balance as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D–In default.

Fitch Ratings

AAA–High grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is the showing of earnings several times or many times interest requirements for such stability of applicable interest that safety is beyond reasonable question whenever changes occur in conditions. Other features may enter, such as wide margin of protection through collateral, security, or direct lien on specific property. Sinking funds or voluntary reduction of debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may influence the rating.

AA–Of safety virtually beyond question and readily salable. Their merits are not greatly unlike those of AAA class, but a bond so rated may be junior, though of strong lien, or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured, but influenced as to rating by the lesser financial power of the enterprise and more local type of market.

A–Bonds rated A are considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB–Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB, B, CCC, CC, and C–Bonds rated BB, B, CCC, CC, and C are regarded on balance as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation for bond issues not in default. BB indicates the lowest degree of speculation and C the highest degree of speculation. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, and the current and prospective financial condition and operating performance of the issuer.

RATINGS OF MUNICIPAL NOTES AND VARIABLE RATE SECURITIES

Moody’s Investors Service, Inc. VMIG-1/MIG-1 the best quality. VMIG-2/MIG-2 high quality, with margins of protection ample, though not so large as in the preceding group. VMIG-3/MIG-3 favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established. SG adequate quality, but there is specific risk.

Standard & Poor’s Corporation SP-1 very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation. SP-2 satisfactory capacity to pay interest and principal. SP-3 speculative capacity to pay principal and interest.

Fitch Ratings F-1+ exceptionally strong credit quality, strongest degree of assurance for timely payment. F-1 very strong credit quality. F-2 good credit quality, having a satisfactory degree of assurance for timely payment. F-3 fair credit quality, assurance for timely payment is adequate, but adverse changes could cause the securities to be rated below investment grade.

PART C

OTHER INFORMATION

Item 28. Exhibits

(a)(1) Declaration of Trust of Registrant dated June 9, 1986 (electronically filed with Amendment No. 11 dated February 28, 1994)

(a)(2) Amendment to Master Trust Agreement dated November 5, 1999 (electronically filed with Amendment No. 17 dated April 24, 2000)

(a)(3) Amendment to Master Trust Agreement dated October 20, 2004 (electronically filed with Amendment No. 23 dated December 22, 2004)

(b) By-Laws dated May 9 1986, as amended February 8, 2005 (electronically filed with Amendment No. 25 dated April 27, 2006)

(c) See Article IV, Shares, Section 4.2 - Section 4.6 of the Master Trust Agreement, as amended, (electronically filed with Amendment No. 11); Article 8, Issuance of Share Certificates, in its entirety and Article II, Shareholders, in its entirety, of the By-Laws

(d)(1) Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., dated April 24, 1997 (electronically filed with Amendment No. 13 dated February 28, 1997)

(d)(2) Amended Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., dated August 1, 2004 (electronically filed with Amendment No. 22 dated October 25, 2004)

(e) Underwriting Agreement between Registrant and T. Rowe Price Investment Services, Inc., dated October 20, 2004 (electronically filed with Amendment No. 23 dated December 22, 2004)

(f) Inapplicable

(g) Custody Agreements

(g)(1) Custodian Agreement between T. Rowe Price Funds and State Street Bank and Trust Company, dated January 28, 1998, as amended November 4, 1998, April 21, 1999, February 9, 2000, April 19, 2000, July 18, 2000, October 25, 2000, February 7, 2001, June 7, 2001, July 24, 2001, April 24, 2002, July 24, 2002, September 4, 2002, July 23, 2003, October 22, 2003, February 4, 2004, September 20, 2004, March 2, 2005, April 19, 2006, July 19, 2006, October 18, 2006, April 24, 2007, June 12, 2007, July 24, 2007, October 23, 2007, February 6, 2008, July 22, 2008, October 21, 2008, April 22, 2009, August 28, 2009, October 20, 2009, February 10, 2010, April 29, 2010, July 6, 2010, July 21, 2010, October 21, 2010, April 15, 2011, April 20, 2011, October 17, 2011, February 9, 2012, April 24, 2012, September 9, 2012, November 7, 2012, March 14, 2013, April 4, 2013, April 22, 2013, July 1, 2013, July 24, 2013, February 4, 2014, and March 19, 2014

(g)(2) Global Custody Agreement between JP Morgan Chase Bank and T. Rowe Price Funds, dated January 3, 1994, as amended April 18, 1994, August 15, 1994, November 28, 1994, May 31, 1995, November 1, 1995, July 31, 1996, July 23, 1997, September 3, 1997, October 29, 1997, December 15, 1998, October 6, 1999, February 9, 2000, April 19, 2000, July 18, 2000, October 25, 2000, July 24, 2001, April 24, 2002, July 24, 2002, July 23, 2003, October 22, 2003, September 20, 2004, December 14, 2005, April 19, 2006, October 18, 2006, April 24, 2007, July 24, 2007, October 23, 2007, February 6, 2008, July 22, 2008, October 21, 2008, April 22, 2009, October 1, 2009, October 20, 2009, December 16, 2009, February 10, 2010, April 29, 2010, July 21, 2010, February 3, 2011, April 21, 2011, July 29, 2011, October 17, 2011, February 8, 2012, April 24, 2012, February 5, 2013, March 5, 2013, July 24, 2013, and December 10, 2013

(h) Other Agreements

(h)(1) Transfer Agency and Service Agreement between T. Rowe Price Services, Inc. and T. Rowe Price Funds, dated January 1, 2014, as amended February 4, 2014

(h)(2) Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Funds for Fund Accounting Services, dated January 1, 2014, as amended February 4, 2014

(h)(3) Agreement between T. Rowe Price Retirement Plan Services, Inc. and the T. Rowe Price Funds, dated January 1, 2014, as amended February 4, 2014

(i) Inapplicable

(j) Other Opinions

(j)(1) Consent of Independent Registered Public Accounting Firm

(j)(2) Opinion of Counsel

(j)(3) Power of Attorney

(k) Inapplicable

(l) Inapplicable

(m)(1) Rule 12b-1 Plan for the T. Rowe Price Capital Appreciation Fund–Advisor Class dated October 20, 2004 (electronically filed with Amendment No. 22 dated October 25, 2004)

(m)(2) Form of Selling Agreement to be used by T. Rowe Price Investment Services, Inc. (electronically filed with Amendment No. 23 dated December 22, 2004)

(n) Rule 18f-3 Plan for the T. Rowe Price Capital Appreciation Fund–Advisor Class dated October 20, 2004 (electronically filed with Amendment No. 22 dated October 25, 2004)

(p) Code of Ethics and Conduct, dated June 3, 2013

Item 29. Persons Controlled by or Under Common Control With Registrant

None

Item 30. Indemnification

The Registrant maintains comprehensive Errors and Omissions and Officers and Directors insurance policies written by ICI Mutual. These policies provide coverage for T. Rowe Price Associates, Inc. (“Manager”), and its subsidiaries and affiliates as listed in Item 31 of this Registration Statement and all other investment companies in the T. Rowe Price family of mutual funds. In addition to the corporate insureds, the policies also cover the officers, directors, and employees of the Manager, its subsidiaries, and affiliates. The premium is allocated among the named corporate insureds in accordance with the provisions of Rule 17d-1(d)(7) under the Investment Company Act of 1940.

Article VI, Section 6.4 of the Registrant’s Master Trust Agreement provides as follows:

Section 6.4. Indemnification of Trustees, Officers, etc. The Trust shall indemnify (from the assets of the Sub-Trust or Sub-Trusts in question) each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise [ hereinafter referred to as a “Covered Person” ]) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person’s action was in or not opposed to the best interests of the Trust or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office (either and both of the conduct described in (i) and (ii) being referred to hereafter as “Disabling Conduct”). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither “interested persons” of the Trust as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion. Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Sub-Trust in question in advance of the final disposition of any such action, suit or proceeding, provided that the Covered Person shall have undertaken to repay the amounts so paid to the Sub-Trust in question if it is ultimately determined that indemnification of such expenses is not authorized under this Article VI and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Section 6.6 of the Registrant’s Master Trust Agreement provides as follows:

Section 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, “Covered Person” shall include such person's heirs, executors and administrators, an “interested Covered Person” is one against whom the action, suit or other proceeding in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened, and a “disinterested” person is a person against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

Article III, Section 3.2(l) of the Registrant’s Master Trust Agreement provides as follows:

Section 3.2(l) Insurance. To purchase and pay for entirely out of Trust property such insurance as they may deem necessary or appropriate for the conduct of the business, including, without limitation, insurance policies insuring the assets of the Trust and payment of distributions and principal on its portfolio investments, and insurance policies insuring the Shareholders, Trustees, officers, employees, agents, consultants, investment advisers, managers, administrators, distributors, principal underwriters, or independent contractors, or any thereof (or any person connected therewith), of the Trust individually against all claims and liabilities of every nature arising by reason of holding, being or having held any such office or position, or by reason of any action alleged to have been taken or omitted by any such person in any such capacity, including any action taken or omitted that may be determined to constitute negligence, whether or not the Trust would have the power to indemnify such person against such liability.

Insofar as indemnification for liability under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Manager

T. Rowe Price Group, Inc. (“T. Rowe Price Group”) is an independent asset management firm that is committed to serving the needs of investors worldwide and owns 100% of the stock of T. Rowe Price Associates, Inc. T. Rowe Price Group is a Maryland corporation and was formed in 2000 as a holding company for the T. Rowe Price affiliated companies. T. Rowe Price Group is the direct or indirect owner of multiple subsidiaries.

T. Rowe Price Associates, Inc. (“Price Associates”), a wholly owned subsidiary of T. Rowe Price Group, was incorporated in Maryland in 1947. Price Associates serves as investment adviser to individual and institutional investors, including managing private counsel client accounts, serving as adviser and subadviser to U.S. and foreign registered investment companies, and providing investment advice to T. Rowe Price Trust Company as trustee of several Maryland-registered domestic common trust funds. Price Associates is registered with the U.S. Securities and Exchange Commission (“SEC”) as an investment adviser under the Investment Advisers Act of 1940.

T. Rowe Price International, Inc. (“TRPI”) was incorporated in Maryland in 1979 and provided investment management services with respect to foreign securities for registered investment companies and other institutional investors. TRPI was formerly registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, and was also registered or licensed with the United Kingdom Financial Services Authority (which has since been replaced by the United Kingdom Financial Conduct Authority (“FCA”), the Monetary Authority of Singapore (“MAS”), and the Securities and Futures Commission of Hong Kong (“SFC”). TRPI was merged into Price Associates in 2010.

T. Rowe Price International Ltd, a wholly owned subsidiary of Price Associates, was organized in 2000 as a United Kingdom corporation. In 2010, the corporation changed its name from T. Rowe Price Global Investment Services Limited to T. Rowe Price International Ltd (“Price International”). Price International is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, and is also authorized and regulated by the FCA, and licensed by the Kanto Local Finance Bureau, and the Financial Services Agency of Japan, among other global regulators. Price International sponsors and serves as adviser to foreign collective investment schemes and is, along with T. Rowe Price Hong Kong Limited and T. Rowe Price Singapore Private Ltd. (as defined below), responsible for marketing and client servicing for non-U.S. clients. Price International provides investment management services to registered investment companies and other institutional investors, and may delegate investment management responsibilities to Price Associates, T. Rowe Price Hong Kong Limited, and/or T. Rowe Price Singapore Private Ltd. Price International also acts as sponsor, investment manager, and primary distributor of collective investment schemes domiciled in Luxembourg and Australia. Price International is headquartered in London and has several other branch offices around the world.

T. Rowe Price Hong Kong Limited (“Price Hong Kong”), a wholly owned subsidiary of Price International, was organized as a Hong Kong limited company in 2010. Price Hong Kong is responsible for marketing and client servicing of non-US clients based in certain Asian countries, including Hong Kong and Taiwan. Price Hong Kong is licensed with the SFC and is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940. Price Hong Kong serves as a subadviser to registered investment companies and other commingled products for which Price International serves as adviser, and provides investment management services for other clients who seek to primarily invest in securities markets of the Asia-Pacific region (excluding Japan and Australia).

T. Rowe Price Singapore Private Ltd. (“Price Singapore”), a wholly owned subsidiary of Price International, was organized as a Singapore limited private company in 2010. Price Singapore is responsible for marketing and client servicing of non-U.S. clients based in Singapore and certain other Asian countries. Price Singapore holds a Capital Markets Service License in Fund Management with the MAS and is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940. Price Singapore serves as a subadviser to registered investment companies, and may provide investment management services for institutional clients and certain commingled products for which Price International serves as adviser.

T. Rowe Price (Switzerland) GmbH, a wholly owned subsidiary of Price International, was organized as a Swiss limited company in 2011. It is licensed by the Swiss Financial Market Supervisory Authority FINMA to distribute collective investment schemes. T. Rowe Price (Switzerland) GmbH is responsible for marketing and client servicing for institutional clients.

T. Rowe Price Global Asset Management Limited (“Global Asset Management”), was a U.K. corporation, and was formerly licensed with the FSA and registered with the SEC as an investment adviser under the Investment Advisers Act of 1940. Global Asset Management was dissolved and liquidated in 2010.

T. Rowe Price Investment Services, Inc. (“Investment Services”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1980 for the specific purpose of acting as principal underwriter and distributor of the registered investment companies for which Price Associates serves as sponsor and investment adviser (the “Price Funds”). Investment Services also serves as distributor of interests in certain section 529 college savings plans managed by Price Associates. Investment Services is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority, Inc. Investment Services’ Brokerage division acts as an introducing broker-dealer for customers who want to buy and sell individual securities.

T. Rowe Price Services, Inc. (“Price Services”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1982 and is registered as a transfer agent under the Securities Exchange Act of 1934. Price Services provides transfer agent, dividend disbursing, and certain other services, including accounting and shareholder services, to the Price Funds and section 529 college savings plans, and also provides shareholder services to certain affiliates of Price Associates.

T. Rowe Price Retirement Plan Services, Inc. (“RPS”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1991 and is registered as a transfer agent under the Securities Exchange Act of 1934. RPS provides administrative and recordkeeping services to employee benefit plan clients.

T. Rowe Price Trust Company (“Trust Company”), a wholly owned subsidiary of Price Associates, was incorporated in 1983 as a Maryland-chartered limited-service trust company for the purpose of providing fiduciary services. Under its charter, the Trust Company is not permitted to accept deposits or make commercial loans. The Trust Company serves as directed trustee and/or custodian for certain retirement plans and accounts, including Price Fund individual retirement accounts and certain pre-approved retirement plans offered through Trust Company affiliates. The Trust Company has established and maintains common trust funds (also known as collective investment funds) that are available to qualified and government retirement plans.

TRPH Corporation, a wholly owned subsidiary of Price Associates, was incorporated in 1997 to acquire an interest in a U.K.-based corporate finance advisory firm.

T. Rowe Price Recovery Fund II Associates, L.L.C., is a Maryland limited liability company (with Price Associates and the Trust Company as its members) incorporated in 1996 to serve as General Partner of T. Rowe Price Recovery Fund II, L.P., a Delaware limited partnership which invests in financially distressed companies.

T. Rowe Price (Canada), Inc. (“TRP Canada”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1988 and is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940. TRP Canada is also registered with the Ontario, Manitoba, British Columbia, Alberta, Nova Scotia, Newfoundland and Labrador, and New Brunswick Securities Commissions, the Saskatchewan Financial Services Commission, and the Autorité des Marchés Financiers in Quebec. TRP Canada provides advisory services to institutional clients residing in Canada and delegates investment management services to Price Associates, Price International, Price Hong Kong, and/or Price Singapore.

T. Rowe Price Insurance Agency, Inc., a wholly owned subsidiary of T. Rowe Price Group, was incorporated in Maryland in 1994 and licensed to do business in several states to act primarily as a distributor of proprietary variable annuity products.

Since 1983, Price Associates has organized several distinct Maryland limited partnerships, which are informally called the Pratt Street Ventures partnerships, for the purpose of acquiring interests in growth-oriented businesses.

TRP Suburban, Inc. (“TRP Suburban”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1990. TRP Suburban entered into agreements with McDonogh School and CMANE-McDonogh-Rowe Limited Partnership to construct an office building in Owings Mills, Maryland, which currently houses Price Associates investment technology personnel.

TRP Suburban Second, Inc., a wholly owned Maryland subsidiary of Price Associates, was incorporated in 1995 to primarily engage in the development and ownership of real property located in Owings Mills, Maryland. The corporate campus houses transfer agent, plan administrative services, retirement plan services, and operations support functions.

TRP Colorado Springs, LLC, a wholly owned Maryland subsidiary of Price Associates, was formed in 2006 to primarily engage in the development and ownership of real property located in Colorado Springs, Colorado.

TRP Office Florida, LLC, a wholly owned Maryland subsidiary of Price Associates, was formed in 2009 to primarily engage in the development and ownership of real property located in Tampa, Florida.

T. Rowe Price Advisory Services, Inc., (“Advisory Services”), a wholly owned subsidiary of T. Rowe Price Group, was incorporated in Maryland in 2000. Advisory Services is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, and provides investment advisory services to individuals, including shareholders of the Price Funds.

T. Rowe Price (Luxembourg) Management S.a.r.l. is a Luxembourg company, incorporated on April 5, 1990 (and purchased by T. Rowe Price Group on May 23, 2003). The Company acts as the management company of certain Luxembourg Funds, and a Cayman fund, and is charged with the administration and management of the funds. The Company outsources all functions associated with such administration and management.

Directors of T. Rowe Price Group

Listed below are the directors and executive officers of T. Rowe Price Group who have other substantial businesses, professions, vocations, or employment aside from their association with Price Associates:

Mark S. Bartlett, Director of T. Rowe Price Group. Prior to retiring in 2012, Mr. Bartlett started his career at Ernst & Young in 1972, earned the designation of certified public accountant, became a partner in 1985, and the Baltimore Office Managing Partner in June 1998. Mr. Bartlett’s address is 1206 Scotts Knoll Court, Lutherville, Maryland 21093.

James T. Brady, Director of T. Rowe Price Group. Mr. Brady is the Mid-Atlantic Managing Director of Ballantrae International, Ltd., a management consulting firm. Mr. Brady’s address is 5625 Broadmoor Terrace, Ijamsville, Maryland 21754.

Mary K. Bush, Director of T. Rowe Price Group. Ms. Bush has served as president of Bush International, LLC, which advises U.S. corporations and foreign governments on international capital markets, strategic business, and economic matters, since 1991. She is also a senior managing director of Brock Capital Group, a corporate advisory and consulting firm. Ms. Bush serves on the boards of directors of Discover Financial Services, ManTech International Corporation, and Marriott International, Inc. Mrs. Bush’s address is 3509 Woodbine Street, Chevy Chase, Maryland 20815.

Donald B. Hebb, Jr., Director of T. Rowe Price Group. Mr. Hebb is the chairman of, and from 1990-2006 was the managing general partner of, ABS Capital Partners. Mr. Hebb’s address is 400 E. Pratt Street, Suite 910, Baltimore, Maryland 21202.

Freeman A. Hrabowski, III, Director of T. Rowe Price Group. Mr. Hrabowski has served as President of the University of Maryland since 1992. He serves as a consultant to the National Science Foundation, the National Institutes of Health, the National Academies, and universities and school systems nationally. He also serves on the boards of the Alfred P. Sloan Foundation, France-Merrick Foundation, Marguerite Casey Foundation (Chair), The Urban Institute, McCormick & Company, and the Baltimore Equitable Society. Mr. Hrabowski’s address is 1000 Hilltop Circle, Baltimore, Maryland 21250.

Robert F. MacLellan, Director of T. Rowe Price Group. Mr. MacLellan is non-executive chairman of Northleaf Capital Partners. He also serves as Chairman of Yellow Media, Inc. Mr. MacLellan’s address is 79 Wellington Street West, Toronto, Ontario M5K 1N9.

Olympia J. Snowe, Director of T. Rowe Price Group. Ms. Snowe is chairman and CEO of Olympia Snowe, LLC, a policy and communications consulting firm, and a senior fellow at the Bipartisan Policy Center, where she serves on its board of directors and co-chairs its Commission on Political Reform. Ms. Snowe also served as Senator in the U.S. Senate from 1995-2013, and as a member of the U.S. House of Representatives from 1979-1995. Ms. Snowe’s address is One Canal Plaza, Suite 501, Portland, Maine 04101.

Dr. Alfred Sommer, Director of T. Rowe Price Group. Dr. Sommer served as dean of the Johns Hopkins Bloomberg School of Public Health from 1990 to 2005. He continues to serve as a University Distinguished Service Professor of International Health and Epidemiology and Dean Emeritus of the Bloomberg School of Public Health; and Professor of Ophthalmology in the School of Medicine. He is a member of both the National Academy of Science and the Institute of Medicine. He also serves as Director of BD, Inc., a medical technology company; Chair of the Board of Directors of the Lasker Foundation; and Director of the Bloomberg Family Foundation. Dr. Sommer's address is 615 N. Wolfe Street, Room E6527, Baltimore, Maryland 21205.

Dwight S. Taylor, Director of T. Rowe Price Group. From 1998-2009, Mr. Taylor was president of COPT Development and Construction, LLC, a commercial real estate developer that is a subsidiary of Corporate Office Properties Trust. He is a director of MICROS Systems, Inc., a provider of information technology for the hospitality and retail industry. Mr. Taylor is a founding member of Associated Black Charities of Maryland and currently serves on the Board of Trustees of the Baltimore Polytechnic Institute Foundation, The Y of Central Maryland and as a

member of the Board of Trustees of Lincoln University. Mr. Taylor’s address is 22 Stone Gate Court, Pikesville, Maryland 21208.

Anne Marie Whittemore, Director of T. Rowe Price Group. Ms. Whittemore is a partner of the law firm of McGuireWoods, L.L.P. and a Director of Owens & Minor, Inc. and Albemarle Corporation. Ms. Whittemore’s address is One James Center, Richmond, Virginia 23219.

The following are directors or executive officers of T. Rowe Price Group and/or the investment managers to the Price Funds (Price Associates, Price Hong Kong, Price International, and Price Singapore):

Name	Company Name	Position Held With Company

Christopher D. Alderson	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Hong Kong Limited	Director Vice President Company’s Representative
	T. Rowe Price International Ltd	Director Vice President
	T. Rowe Price (Luxembourg) Management S.a.r.l	Manager
	T. Rowe Price Singapore Private Ltd.	Director Vice President
Edward C. Bernard	T. Rowe Price Advisory Services, Inc.	Director President
	T. Rowe Price Associates, Inc.	Director Vice President
	T. Rowe Price (Canada), Inc.	Director President
	T. Rowe Price Group, Inc.	Vice Chairman of the Board Director Vice President
	T. Rowe Price Insurance Agency, Inc.	Director President
	T. Rowe Price International Ltd	Chief Executive Officer Chairman of the Board Director President
	T. Rowe Price Investment Services, Inc.	Chairman of the Board Director President
	T. Rowe Price (Luxembourg) Management S.a.r.l	Manager - Chairman
	T. Rowe Price Retirement Plan Services, Inc.	Chairman of the Board Director
	T. Rowe Price Services, Inc.	Chairman of the Board Director
	T. Rowe Price Trust Company	Chairman of the Board Chief Executive Officer Director President

Jeremy M. Fisher	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Hong Kong Limited	Chief Compliance Officer Vice President
	T. Rowe Price International Ltd	Chief Compliance Officer Vice President
	T. Rowe Price Singapore Private Ltd.	Chief Compliance Officer Vice President

	T. Rowe Price (Switzerland)	Director

Name	Company Name	Position Held With Company

John R. Gilner	T. Rowe Price Advisory Services, Inc.	Chief Compliance Officer
	T. Rowe Price Associates, Inc.	Chief Compliance Officer Vice President
	T. Rowe Price (Canada), Inc.	Chief Compliance Officer Vice President
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Investment Services, Inc.	Vice President
Robert C.T. Higginbotham	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price International Ltd	Director Vice President
Ian D. Kelson	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price International Ltd	Director Vice President
James A.C. Kennedy	T. Rowe Price Associates, Inc.	Director President
	T. Rowe Price Group, Inc.	Chief Executive Officer Director President
	T. Rowe Price International Ltd	Vice President
Kenneth V. Moreland	T. Rowe Price Associates, Inc.	Chief Financial Officer Vice President
	TRP Colorado Springs, LLC	President
	T. Rowe Price Group, Inc.	Chief Financial Officer Vice President Treasurer
	TRP Office Florida, LLC	President
	TRP Suburban, Inc.	Director President
	TRP Suburban Second, Inc.	Director President
	TRPH Corporation	Director President

Name	Company Name	Position Held With Company

David Oestreicher	T. Rowe Price Advisory Services, Inc.	Director Secretary
	T. Rowe Price Associates, Inc.	Secretary Vice President
	T. Rowe Price (Canada), Inc.	Director Secretary Vice President Ultimately Responsible Person
	TRP Colorado Springs, LLC	Secretary
	TRPH Corporation	Director Secretary Vice President
	T. Rowe Price Group, Inc.	Secretary Vice President Chief Legal Officer
	T. Rowe Price Hong Kong Limited	Vice President
	T. Rowe Price Insurance Agency, Inc.	Director Secretary Vice President
	T. Rowe Price International Ltd	Secretary Vice President
	T. Rowe Price Investment Services, Inc.	Director Secretary Vice President
	TRP Office Florida, LLC	Secretary
	T. Rowe Price Retirement Plan Services, Inc.	Director Secretary Vice President
	T. Rowe Price Services, Inc.	Director Secretary Vice President
	T. Rowe Price Singapore Private Ltd	Vice President
	TRP Suburban, Inc.	Secretary
	TRP Suburban Second, Inc.	Secretary
	T. Rowe Price Trust Company	Director Secretary Vice President

Brian C. Rogers	T. Rowe Price Associates, Inc.	Chief Investment Officer Director Vice President
	T. Rowe Price Group, Inc.	Chairman of the Board Chief Investment Officer Director Vice President
	T. Rowe Price Trust Company	Vice President
William W. Strickland, Jr.	T. Rowe Price Associates, Inc.	Vice President
	T. Rowe Price Group, Inc.	Chief Technology Officer Vice President
	T. Rowe International Ltd	Vice President
	T. Rowe Price Investment Services, Inc.	Director Vice President
	T. Rowe Price Retirement Plan Services, Inc.	Director Vice President
	T. Rowe Price Services, Inc.	Director President
	T. Rowe Price Trust Company	Vice President

Name	Company Name	Position Held With Company
William J. Stromberg	T. Rowe Price Associates, Inc.	Director Vice President
	T. Rowe Price (Canada), Inc.	Vice President
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Hong Kong Limited	Vice President
	T. Rowe Price International Ltd	Vice President
	T. Rowe Price Singapore Private Ltd.	Vice President
	T. Rowe Price Trust Company	Vice President

Christine Po Kwan To	T. Rowe Price Group, Inc.	Vice President

	T. Rowe Price Hong Kong Limited	Director Vice President Responsible Officer
T. Rowe Price Singapore Private Ltd.	Director

Keswaralingam Visuvalingam	T. Rowe Price Group, Inc.	Vice President

	T. Rowe Price Hong Kong Limited	Director Vice President Responsible Officer
T. Rowe Price Singapore Private Ltd.	Chief Executive Officer Director Vice President
Paul W. Wojcik	T. Rowe Price Associates, Inc.	Vice President
	T. Rowe Price Group, Inc.	Vice President Chief Risk Officer

	T. Rowe Price Hong Kong Limited	Vice President
	T. Rowe Price International Ltd	Vice President
	T. Rowe Price Singapore Private Ltd.	Vice President
T. Rowe Price Trust Company	Vice President

Certain directors and officers of Group and Price Associates are also officers and/or directors of one or more of the Price Funds and/or one or more of the affiliated entities listed herein.

See also “Management of the Funds,” in Registrant’s Statement of Additional Information.

Item 32. Principal Underwriters

(a) The principal underwriter for the Registrant is Investment Services. Investment Services acts as the principal underwriter for the T. Rowe Price family of mutual funds, including the following investment companies:

T. Rowe Price Balanced Fund, Inc.
T. Rowe Price Blue Chip Growth Fund, Inc.
T. Rowe Price California Tax-Free Income Trust
T. Rowe Price Capital Appreciation Fund
T. Rowe Price Capital Opportunity Fund, Inc.
T. Rowe Price Corporate Income Fund, Inc.
T. Rowe Price Diversified Mid-Cap Growth Fund, Inc.
T. Rowe Price Diversified Small-Cap Growth Fund, Inc.
T. Rowe Price Dividend Growth Fund, Inc.
T. Rowe Price Equity Income Fund
T. Rowe Price Equity Series, Inc.
T. Rowe Price Financial Services Fund, Inc.

T. Rowe Price Fixed Income Series, Inc.
T. Rowe Price Floating Rate Fund, Inc.

T. Rowe Price Global Allocation Fund, Inc.

T. Rowe Price Global Real Estate Fund, Inc.
T. Rowe Price Global Technology Fund, Inc.
T. Rowe Price GNMA Fund
T. Rowe Price Growth & Income Fund, Inc.
T. Rowe Price Growth Stock Fund, Inc.
T. Rowe Price Health Sciences Fund, Inc.
T. Rowe Price High Yield Fund, Inc.
T. Rowe Price Index Trust, Inc.
T. Rowe Price Inflation Focused Bond Fund, Inc.
T. Rowe Price Inflation Protected Bond Fund, Inc.
T. Rowe Price Institutional Equity Funds, Inc.
T. Rowe Price Institutional Income Funds, Inc.
T. Rowe Price Institutional International Funds, Inc.
T. Rowe Price International Funds, Inc.
T. Rowe Price International Index Fund, Inc.
T. Rowe Price International Series, Inc.
T. Rowe Price Media & Telecommunications Fund, Inc.
T. Rowe Price Mid-Cap Growth Fund, Inc.
T. Rowe Price Mid-Cap Value Fund, Inc.
T. Rowe Price Multi-Sector Account Portfolios, Inc.
T. Rowe Price New America Growth Fund
T. Rowe Price New Era Fund, Inc.
T. Rowe Price New Horizons Fund, Inc.
T. Rowe Price New Income Fund, Inc.
T. Rowe Price Personal Strategy Funds, Inc.
T. Rowe Price Prime Reserve Fund, Inc.
T. Rowe Price Real Assets Fund, Inc.
T. Rowe Price Real Estate Fund, Inc.
T. Rowe Price Reserve Investment Funds, Inc.
T. Rowe Price Retirement Funds, Inc.
T. Rowe Price Science & Technology Fund, Inc.
T. Rowe Price Short-Term Bond Fund, Inc.
T. Rowe Price Small-Cap Stock Fund, Inc.
T. Rowe Price Small-Cap Value Fund, Inc.
T. Rowe Price Spectrum Fund, Inc.
T. Rowe Price State Tax-Free Income Trust
T. Rowe Price Strategic Income Fund, Inc.
T. Rowe Price Summit Funds, Inc.
T. Rowe Price Summit Municipal Funds, Inc.
T. Rowe Price Tax-Efficient Funds, Inc.
T. Rowe Price Tax-Exempt Money Fund, Inc.

T. Rowe Price Tax-Free High Yield Fund, Inc.
T. Rowe Price Tax-Free Income Fund, Inc.
T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.
T. Rowe Price U.S. Bond Enhanced Index Fund, Inc.
T. Rowe Price U.S. Large-Cap Core Fund, Inc.
T. Rowe Price U.S. Treasury Funds, Inc.
T. Rowe Price Value Fund, Inc.

Investment Services is a wholly owned subsidiary of T. Rowe Price Associates, Inc., is registered as a broker-dealer under the Securities Exchange Act of 1934, and is a member of the Financial Industry Regulatory Authority, Inc. Investment Services has been formed for the limited purpose of distributing the shares of the Price Funds and will not engage in the general securities business. Investment Services will not receive any commissions or other compensation for acting as principal underwriter.

(b) The address of each of the directors and officers of Investment Services listed below is 100 East Pratt Street, Baltimore, Maryland 21202.

Name	Positions and Offices With Underwriter	Positions and Offices With Registrant
Edward C. Bernard	Chairman of the Board, Director, and President	Chairman of the Board

Scott B. David	Director and Vice President	None

Stephanie P. Mumford	Chief Compliance Officer and Vice President	None

David Oestreicher	Director, Vice President, and Secretary	Vice President
William W. Strickland, Jr.	Director and Vice President	None

Constante R. Abaya	Vice President	None

Cheryl L. Armitage	Vice President	None
Steven J. Banks	Vice President	None
Cheri M. Belski	Vice President	None

Bryan Keith Blackmon	Vice President	None

Darrell N. Braman	Vice President	None

Martin P. Brown	Vice President	None
Margo B. Bryant	Vice President	None

Sheila P. Callahan	Vice President	None
Meredith C. Callanan	Vice President	None
Christopher E. Carpenter	Vice President	None

Laura H. Chasney	Vice President	None

Dominick A. Cipolla	Vice President	None
Jerome A. Clark	Vice President	None
Basil Clarke	Vice President	None
Kathleen M. Coates	Vice President	None
Colleen S. Councell	Vice President	None

Anne M. Coveney	Vice President	None

Mark Cover	Vice President	None

Robert A. Craft	Vice President	None
Christina P. Cragg	Vice President	None

Name	Positions and Offices With Underwriter	Positions and Offices With Registrant
Keith M. Crouse	Vice President	None
Joseph A. Crumbling	Vice President	None

Benjamin P. DeFelice	Vice President	None

Peter A. DeLibro	Vice President	None
Lauren D. DeLuca	Vice President	None
Sanjeev K. Dev	Vice President	None

Timothy S. Dignan	Treasurer and Vice President	None
Cynthia L. Dougaree	Vice President	None

Jean M. Dunn	Vice President	None
Heather C. Dzielak	Vice President	None
David J. Eikenberg	Vice President	None
Dennis J. Elliott	Vice President	None
James P. Erceg	Vice President	None

Richard A. Fernandez	Vice President	None
Andrew Fluet	Vice President	None
Gina Lea Franke	Vice President	None

Christopher M. Gaeng	Vice President	None

Thomas A. Gannon	Vice President	None

Michele J. Giangrande	Vice President	None

John R. Gilner	Vice President	Chief Compliance Officer
Andrew C. Goeller	Vice President	None

Ernesto Gordon, Jr.	Vice President	None

Jason L. Gounaris	Vice President	None
Leah B. Greenstein	Vice President	None
Seth Gusman	Vice President	None
Brian L. Habas	Vice President	None
John Halaby	Vice President	None
Douglas E. Harrison	Vice President	None
Philip E. Hauser	Vice President	None

Jeffrey J. Hill	Vice President	None

Keller L. Hoak	Vice President	None
Christopher J. Hufman	Vice President	None
Karen J. Igler	Vice President	None

Daniel M. Jarrett	Vice President	None

Audra M. Jones	Vice President	None

Heidi C. Kaney	Vice President	None

Thomas E. Kazmierczak, Jr.	Vice President	None
Jonathan Keeler	Vice President	None

Jeffrey A. Krawczak	Vice President	None
Michael J. Kubik	Vice President	None

Andrew V. Kyle	Vice President	None

Name	Positions and Offices With Underwriter	Positions and Offices With Registrant
Steven A. Larson	Vice President	None
Keith W. Lewis	Vice President	None
Jane E. Maccubbin	Vice President	None
Karen M. Magness	Vice President	None

Michael A. McKenna	Vice President	None

Sebastian J. Mitchell	Vice President	None

Daniella Moiseyev-Cunniffe	Vice President	None

Thomas R. Morelli	Vice President	None
Dana P. Morgan	Vice President	None
Amy B. Murphy	Vice President	None

T. Michael Murphy	Vice President	None

Paul Musante	Vice President	None

Kevin M. O’Brien	Vice President	None

Barbara A. O’Connor	Controller and Vice President	None

Anna T. Onishi	Vice President	None

Wayne Park	Vice President	None
Glenn A. Pendleton	Vice President	None
David B. Petty	Vice President	None
John E. Pflieger	Vice President	None
Gregory L. Phillips	Vice President	None
Fran M. Pollack-Matz	Vice President	None
Brian R. Poole	Vice President	None
Seamus A. Ray	Vice President	None

Margaret H. Raymond	Vice President	None

Michael D. Regulski	Vice President	None
Jennifer L. Richardson	Vice President	None
George D. Riedel	Vice President	None

Mark B. Ruhe	Vice President	None

Megan Keyser Rumney	Vice President	None

Kevin C. Savage	Vice President	None
Christie C. Savio	Vice President	None
Dorothy C. Sawyer	Vice President	None
Jason M. Scarborough	Vice President	None

Mark A. Scarborough	Vice President	None

Ann R. Schultz	Vice President	None
Deborah D. Seidel	Vice President	Vice President
Robert A. Seidel	Vice President	None

Karen M. Sheehan	Vice President	None
Nicholas A. Sheppard	Vice President	None

Scott L. Sherman	Vice President	None

Jae M. Shin	Vice President	None

Name	Positions and Offices With Underwriter	Positions and Offices With Registrant
Donna B. Singer	Vice President	None
Carole Hofmeister Smith	Vice President	None
Ian M. Smith	Vice President	None
Craig J. St. Thomas	Vice President	None
Stephanie S. Stearman	Vice President	None
Sandra L. Stinson	Vice President	None
Scott Such	Vice President	None

Christopher J. Theall	Vice President	None

John M. Townsend	Vice President	None

Alan P. Valenca	Vice President	None

Adam J. Varga	Vice President	None
Eric P. Wagner	Vice President	None
John H. Wallick	Vice President	None

Douglas A. Weaver	Vice President	None
William R. Weker, Jr.	Vice President	None
Donald J. Weldon, Jr.	Vice President	None
Lois A. Welsh	Vice President	None

Mary Ellen Whiteman	Vice President	None

Natalie C. Widdowson	Vice President	None
Barrett Wragg	Vice President	None
Lea B. Wray	Vice President	None
James Zurad	Vice President	None

Margaret K. Aldridge	Assistant Vice President	None

Kristen L. Alliger	Assistant Vice President	None
Brent A. Andersen	Assistant Vice President	None
Megan L. Anderson	Assistant Vice President	None
Lorraine J. Andrews	Assistant Vice President	None

Jason Lee Bandel	Assistant Vice President	None
Katherine Keene Becker	Assistant Vice President	None

Matthew J. Bender	Assistant Vice President	None

Rachael M. Berg	Assistant Vice President	None

Catherine L. Berkenkemper	Assistant Vice President	None

Sukhvinder K. Bhogal	Assistant Vice President	None
Robert R. Biden	Assistant Vice President	None

Thomas J. Bonner	Assistant Vice President	None
David C. Burbank	Assistant Vice President	None
Jason N. Butler	Assistant Vice President	None
Christopher J. Cappucci	Assistant Vice President	None
Danielle M. Chaisson	Assistant Vice President	None

Cynthia M. Ciangio	Assistant Vice President	None
Kevin S. Clapper	Assistant Vice President	None

Name	Positions and Offices With Underwriter	Positions and Offices With Registrant
Victor Coward	Assistant Vice President	None
Susan M. D’Angelo	Assistant Vice President	None

David Bryan Daniel	Assistant Vice President	None

Martha Brock Daniel	Assistant Vice President	None

Patrick M. Delaney	Assistant Vice President	None

Bailey G. DeVries	Assistant Vice President	None

Daniel S. Dier	Assistant Vice President	None

David E. Donahoo	Assistant Vice President	None
Wayne C. Ewan	Assistant Vice President	None

Daniel J. Funk	Assistant Vice President	None

April D. Gelwicks	Assistant Vice President	None
David M. Gonzalez	Assistant Vice President	None
Christine A. Gorham	Assistant Vice President	None
Alan P. Graff	Assistant Vice President	None

Jason E. Hammond	Assistant Vice President	None
Jason A. Hoyle	Assistant Vice President	None

Victoria Y. Kagler	Assistant Vice President	None

Nicole Olivia Kerstetter	Assistant Vice President	None
Michael K. Krawczyk	Assistant Vice President	None

Douglas C. Lambert	Assistant Vice President	None

Richard Andrew Larkin III	Assistant Vice President	None
Christy H. Lausch	Assistant Vice President	None
Teneka Francis Lawrence	Assistant Vice President	None

Patricia B. Lippert	Assistant Vice President	Secretary
William J. Luecking	Assistant Vice President	None

Patrick R. Maloney	Assistant Vice President	None
Kristin D. Marsh	Assistant Vice President	None

Edward M. Martin	Assistant Vice President	None
Vinnett M. Mason	Assistant Vice President	None
Taylor L.B. Mayo	Assistant Vice President	None
Robert P. McDavid	Assistant Vice President	None

Michael McDonnell	Assistant Vice President	None

Keith McGurrin	Assistant Vice President	None

Renny L. Moore	Assistant Vice President	None
James V. Morrow	Assistant Vice President	None

Susan L. Nakai	Assistant Vice President	None
Robert H. Nicholson	Assistant Vice President	None

Michael J. Norton	Assistant Vice President	None

Michael D. O’Neill	Assistant Vice President	None

Kristin A. Paden	Assistant Vice President	None
Jennifer C. Pagano	Assistant Vice President	None

Name	Positions and Offices With Underwriter	Positions and Offices With Registrant
Donald G. Phillips	Assistant Vice President	None

Samantha J. Pilon	Assistant Vice President	None
Victor M. Pita	Assistant Vice President	None

John K. Ramirez	Assistant Vice President	None
Shawn D. Reagan	Assistant Vice President	None

Andrew Redding	Assistant Vice President	None

Sean P. Rentch	Assistant Vice President	None

Erik C. Ronne	Assistant Vice President	None
Laura Lee Russell	Assistant Vice President	None
Michael M. Ryan	Assistant Vice President	None

Michael R. Saylor	Assistant Vice President	None

Rania B. Selfani	Assistant Vice President	None

Sheila Simmons Schubarth	Assistant Vice President	None
Robert A. Skaare II	Assistant Vice President	None

Danielle Nicholson Smith	Assistant Vice President	None
Andrew W. Snyder	Assistant Vice President	None

Tatyana Y. Spencer	Assistant Vice President	None
Cory B. Stearman	Assistant Vice President	None

Anthony J. Theodore	Assistant Vice President	None

Craig A. Vollmer	Assistant Vice President	None
Sara Walcott	Assistant Vice President	None

Caroline S.S. Walker	Assistant Vice President	None

Mark P. Whiskeyman	Assistant Vice President	None
Nicole S. Whitman	Assistant Vice President	None

Mickey P. Wienholt	Assistant Vice President	None
Mary G. Williams	Assistant Vice President	None

Virginia G. Connolly	Assistant Secretary	None

Joan E. Flister	Assistant Secretary	None

(c) Not applicable. Investment Services will not receive any compensation with respect to its activities as underwriter for the Price Funds.

Item 33. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by the Registrant under Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained by the Registrant at its offices at 100 East Pratt Street, Baltimore, Maryland 21202. Transfer, dividend disbursing, and shareholder service activities are performed by T. Rowe Price Services, Inc., at 4515 Painters Mill Road, Owings Mills, Maryland 21117. Custodian activities for the Registrant are performed at State Street Bank and Trust Company’s Service Center (State Street South), 1776 Heritage Drive, Quincy, Massachusetts 02171.

Custody of Registrant’s portfolio securities which are purchased outside the United States is maintained by JPMorgan Chase Bank, London, in its foreign branches, with other banks or foreign depositories. JPMorgan Chase Bank, London, is located at Woolgate House, Coleman Street, London EC2P 2HD England.

Item 34. Management Services

Registrant is not a party to any management-related service contract, other than as set forth in the Prospectus or Statement of Additional Information.

Item 35. Undertakings

(a) Not applicable

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore, State of Maryland, this April 25, 2014.

 T. ROWE PRICE CAPITAL APPRECIATION FUND

 /s/Edward C. Bernard

By: Edward C. Bernard

 Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/Edward C. Bernard	Chairman of the Board	April 25, 2014

Edward C. Bernard	(Chief Executive Officer)

/s/Gregory K. Hinkle	Treasurer (Chief	April 25, 2014

Gregory K. Hinkle	Financial Officer)

*	Trustee	April 25, 2014

William R. Brody

*	Trustee	April 25, 2014

Anthony W. Deering

*	Trustee	April 25, 2014

Donald W. Dick, Jr.

*	Trustee	April 25, 2014
Bruce W. Duncan

*	Trustee	April 25, 2014

Robert J. Gerrard, Jr.

*	Trustee	April 25, 2014

Karen N. Horn

*	Trustee	April 25, 2014
Paul F. McBride

/s/Brian C. Rogers	Trustee	April 25, 2014

Brian C. Rogers

*	Trustee	April 25, 2014

Cecilia E. Rouse

*	Trustee	April 25, 2014

John G. Schreiber

*	Trustee	April 25, 2014

Mark. R. Tercek

*/s/David Oestreicher	Vice President and	April 25, 2014

David Oestreicher	Attorney-In-Fact